UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-10385

                              Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                         Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

                         Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:            949-219-6767

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

September 30, 2017

SEMI-ANNUAL REPORT

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2017

Pacific Funds Series Trust, which is a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust”.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

September 30, 2017 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Pacific Funds Core Income ‘P’	2,362,272	$25,299,936
Pacific Funds Floating Rate Income ‘P’	1,024,395	10,346,388
Pacific Funds High Income ‘P’	314,012	3,253,161
PF Inflation Managed Fund ‘P’ *	316,717	2,837,784
PF Managed Bond Fund ‘P’	12,650,206	140,417,286
PF Short Duration Bond Fund ‘P’	4,247,622	42,348,789
PF Emerging Markets Debt Fund ‘P’	526,457	5,269,831
PF Comstock Fund ‘P’	555,589	8,956,091
PF Growth Fund ‘P’	101,345	2,381,617
PF Large-Cap Growth Fund ‘P’	134,580	1,536,902
PF Large-Cap Value Fund ‘P’	1,154,782	20,070,114
PF Main Street Core Fund ‘P’	260,811	3,961,725
PF Mid-Cap Equity Fund ‘P’	139,183	1,682,728
PF Mid-Cap Growth Fund ‘P’	106,215	846,537
PF Mid-Cap Value Fund ‘P’	872,996	10,650,545
PF Small-Cap Value Fund ‘P’	389,770	4,950,084
PF Emerging Markets Fund ‘P’	607,172	9,739,040
PF International Large-Cap Fund ‘P’	218,733	4,521,217
PF International Small-Cap Fund ‘P’	146,053	1,768,698
PF International Value Fund ‘P’	408,041	4,198,746
PF Real Estate Fund ‘P’	52,587	786,696
PF Currency Strategies Fund ‘P’	661,050	6,088,266
PF Equity Long/Short Fund ‘P’	626,780	6,744,158
PF Global Absolute Return Fund ‘P’	687,841	6,403,798

Total Affiliated Mutual Funds (Cost $289,255,880)		325,060,137

TOTAL INVESTMENTS - 100.0% (Cost $289,255,880)		325,060,137

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(24,640)

NET ASSETS - 100.0%		$325,035,497

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	72.7%
Affiliated Equity Funds	27.3%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	3,092,103	$33,116,419
Pacific Funds Floating Rate Income ‘P’	1,377,706	13,914,828
Pacific Funds High Income ‘P’	346,442	3,589,133
PF Inflation Managed Fund ‘P’ *	460,956	4,130,161
PF Managed Bond Fund ‘P’	15,242,084	169,187,128
PF Short Duration Bond Fund ‘P’	3,129,173	31,197,852
PF Emerging Markets Debt Fund ‘P’	721,734	7,224,558
Pacific Funds Small-Cap Growth ‘P’	121,661	1,453,850
PF Comstock Fund ‘P’	1,108,904	17,875,538
PF Developing Growth Fund ‘P’ *	77,547	995,698
PF Growth Fund ‘P’	327,381	7,693,458
PF Large-Cap Growth Fund ‘P’	458,038	5,230,798
PF Large-Cap Value Fund ‘P’	2,382,361	41,405,439
PF Main Street Core Fund ‘P’	1,525,218	23,168,064
PF Mid-Cap Equity Fund ‘P’	408,113	4,934,081
PF Mid-Cap Growth Fund ‘P’	154,841	1,234,085
PF Mid-Cap Value Fund ‘P’	1,385,847	16,907,328
PF Small-Cap Value Fund ‘P’	798,472	10,140,589
PF Emerging Markets Fund ‘P’	1,262,327	20,247,732
PF International Large-Cap Fund ‘P’	735,569	15,204,213
PF International Small-Cap Fund ‘P’	425,680	5,154,986
PF International Value Fund ‘P’	1,433,272	14,748,373
PF Real Estate Fund ‘P’	153,848	2,301,571
PF Currency Strategies Fund ‘P’	969,478	8,928,894
PF Equity Long/Short Fund ‘P’	916,200	9,858,315
PF Global Absolute Return Fund ‘P’	1,002,585	9,334,069

Total Affiliated Mutual Funds (Cost $404,379,793)		479,177,160

TOTAL INVESTMENTS - 100.1% (Cost $404,379,793)		479,177,160

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(485,891)

NET ASSETS - 100.0%		$478,691,269

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	56.8%
Affiliated Equity Funds	43.3%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$325,060,137	$325,060,137	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$479,177,160	$479,177,160	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-1

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

September 30, 2017 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.9%

Pacific Funds Core Income ‘P’	3,937,970	$42,175,657
Pacific Funds Floating Rate Income ‘P’	2,629,160	26,554,515
Pacific Funds High Income ‘P’	332,236	3,441,961
PF Inflation Managed Fund ‘P’ *	515,553	4,619,353
PF Managed Bond Fund ‘P’	27,317,256	303,221,545
PF Short Duration Bond Fund ‘P’	6,568,364	65,486,590
PF Emerging Markets Debt Fund ‘P’	1,387,649	13,890,371
Pacific Funds Small-Cap Growth ‘P’	407,851	4,873,816
PF Comstock Fund ‘P’	4,590,755	74,002,972
PF Developing Growth Fund ‘P’ *	280,832	3,605,882
PF Growth Fund ‘P’	2,058,673	48,378,823
PF Large-Cap Growth Fund ‘P’	2,813,718	32,132,655
PF Large-Cap Value Fund ‘P’	9,842,438	171,061,581
PF Main Street Core Fund ‘P’	7,591,104	115,308,870
PF Mid-Cap Equity Fund ‘P’	2,363,260	28,571,818
PF Mid-Cap Growth Fund ‘P’	714,830	5,697,194
PF Mid-Cap Value Fund ‘P’	6,805,920	83,032,219
PF Small-Cap Value Fund ‘P’	3,537,754	44,929,471
PF Emerging Markets Fund ‘P’	5,148,150	82,576,328
PF International Large-Cap Fund ‘P’	2,754,743	56,940,542
PF International Small-Cap Fund ‘P’	1,226,366	14,851,293
PF International Value Fund ‘P’	5,317,771	54,719,866
PF Real Estate Fund ‘P’	884,839	13,237,187
PF Currency Strategies Fund ‘P’	3,466,285	31,924,486
PF Equity Long/Short Fund ‘P’	2,630,738	28,306,738
PF Global Absolute Return Fund ‘P’	3,587,546	33,400,049

Total Affiliated Mutual Funds (Cost $1,101,699,696)		1,386,941,782

TOTAL INVESTMENTS - 99.9% (Cost $1,101,699,696)		1,386,941,782

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,154,093

NET ASSETS - 100.0%		$1,388,095,875

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	64.4%
Affiliated Fixed Income Funds	35.5%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,589,765	$17,026,387
Pacific Funds Floating Rate Income ‘P’	1,937,499	19,568,738
PF Managed Bond Fund ‘P’	8,678,639	96,332,890
PF Short Duration Bond Fund ‘P’	1,955,806	19,499,391
PF Emerging Markets Debt Fund ‘P’	1,387,130	13,885,174
Pacific Funds Small-Cap Growth ‘P’	302,102	3,610,120
PF Comstock Fund ‘P’	3,825,525	61,667,458
PF Developing Growth Fund ‘P’ *	208,793	2,680,903
PF Growth Fund ‘P’	2,211,590	51,972,371
PF Large-Cap Growth Fund ‘P’	3,009,957	34,373,710
PF Large-Cap Value Fund ‘P’	8,118,920	141,106,830
PF Main Street Core Fund ‘P’	7,765,232	117,953,869
PF Mid-Cap Equity Fund ‘P’	1,972,021	23,841,729
PF Mid-Cap Growth Fund ‘P’	665,703	5,305,650
PF Mid-Cap Value Fund ‘P’	5,223,445	63,726,024
PF Small-Cap Value Fund ‘P’	3,128,529	39,732,316
PF Emerging Markets Fund ‘P’	4,454,139	71,444,390
PF International Large-Cap Fund ‘P’	3,617,575	74,775,275
PF International Small-Cap Fund ‘P’	1,355,671	16,417,172
PF International Value Fund ‘P’	7,137,672	73,446,646
PF Real Estate Fund ‘P’	978,007	14,630,988
PF Currency Strategies Fund ‘P’	2,551,135	23,495,958
PF Equity Long/Short Fund ‘P’	1,944,678	20,924,738
PF Global Absolute Return Fund ‘P’	2,643,820	24,613,966

Total Affiliated Mutual Funds (Cost $776,920,776)		1,032,032,693

TOTAL INVESTMENTS - 100.1% (Cost $776,920,776)		1,032,032,693

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,016,209)

NET ASSETS - 100.0%		$1,031,016,484

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	81.6%
Affiliated Fixed Income Funds	18.5%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,386,941,782	$1,386,941,782	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$1,032,032,693	$1,032,032,693	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-2

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

September 30, 2017 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Floating Rate Income ‘P’	358,729	$3,623,164
PF Managed Bond Fund ‘P’	366,000	4,062,601
Pacific Funds Small-Cap Growth ‘P’	195,594	2,337,352
PF Comstock Fund ‘P’	1,416,990	22,841,877
PF Developing Growth Fund ‘P’ *	135,289	1,737,111
PF Growth Fund ‘P’	1,152,860	27,092,218
PF Large-Cap Growth Fund ‘P’	1,595,380	18,219,235
PF Large-Cap Value Fund ‘P’	3,017,093	52,437,068
PF Main Street Core Fund ‘P’	2,955,188	44,889,313
PF Mid-Cap Equity Fund ‘P’	706,000	8,535,539
PF Mid-Cap Growth Fund ‘P’	215,168	1,714,888
PF Mid-Cap Value Fund ‘P’	1,721,912	21,007,327
PF Small-Cap Value Fund ‘P’	1,357,426	17,239,313
PF Emerging Markets Fund ‘P’	1,498,170	24,030,649
PF International Large-Cap Fund ‘P’	1,390,542	28,742,496
PF International Small-Cap Fund ‘P’	439,150	5,318,109
PF International Value Fund ‘P’	2,725,769	28,048,159
PF Real Estate Fund ‘P’	316,113	4,729,042
PF Currency Strategies Fund ‘P’	658,403	6,063,894
PF Equity Long/Short Fund ‘P’	547,749	5,893,781
PF Global Absolute Return Fund ‘P’	680,220	6,332,848

Total Affiliated Mutual Funds (Cost $238,379,785)		334,895,984

TOTAL INVESTMENTS - 100.1% (Cost $238,379,785)		334,895,984

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(221,591)

NET ASSETS - 100.0%		$334,674,393

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	95.9%
Affiliated Fixed Income Funds	4.2%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.7%

Pacific Funds Floating Rate Income ‘P’	180,418	$1,822,226
PF Inflation Managed Fund ‘P’ *	113,892	1,020,468
PF Emerging Markets Debt Fund ‘P’	213,894	2,141,078
PF Emerging Markets Fund ‘P’	101,227	1,623,687
PF International Small-Cap Fund ‘P’	94,985	1,150,265
PF Real Estate Fund ‘P’	42,869	641,314
PF Currency Strategies Fund ‘P’	536,783	4,943,773
PF Equity Long/Short Fund ‘P’	222,067	2,389,439
PF Global Absolute Return Fund ‘P’	550,020	5,120,682

Total Affiliated Mutual Funds (Cost $20,174,687)		20,852,932

TOTAL INVESTMENTS – 99.7% (Cost $20,174,687)		20,852,932

OTHER ASSETS & LIABILITIES, NET - 0.3%		57,828

NET ASSETS - 100.0%		$20,910,760

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	51.4%
Affiliated Fixed Income Funds	48.3%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$334,895,984	$334,895,984	$—	$—

Pacific Funds Diversified Alternatives
Assets	Affiliated Mutual Funds	$20,852,932	$20,852,932	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-3

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 74.8%

Basic Materials - 2.4%

Airgas Inc (France) 3.050% due 08/01/20	$1,650,000	$1,688,042
Anglo American Capital PLC (United Kingdom) 3.750% due 04/10/22 ~	3,000,000	3,079,986
The Sherwin-Williams Co 2.250% due 05/15/20	4,000,000	4,017,678

		8,785,706

Communications - 7.0%

Amazon.com Inc 2.400% due 02/22/23 ~	2,500,000	2,496,171
AT&T Inc
(LIBOR + 0.890%)
2.202% due 02/14/23 §	1,000,000	998,526
2.850% due 02/14/23	3,000,000	2,988,914
3.200% due 03/01/22	3,000,000	3,061,771
Charter Communications Operating LLC 3.579% due 07/23/20	2,700,000	2,773,062
Discovery Communications LLC 2.200% due 09/20/19	1,650,000	1,656,072
DISH DBS Corp 5.125% due 05/01/20	2,000,000	2,101,900
eBay Inc (LIBOR + 0.870%) 2.181% due 01/30/23 §	1,750,000	1,755,906
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,000,000	2,035,000
Verizon Communications Inc 1.750% due 08/15/21	3,250,000	3,183,403
(LIBOR + 1.000%)
2.321% due 03/16/22 §	2,250,000	2,284,023

		25,334,748

Consumer, Cyclical - 7.4%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	3,000,000	3,012,144
CVS Health Corp 2.800% due 07/20/20	2,150,000	2,188,704
Delta Air Lines Inc 2.875% due 03/13/20	1,250,000	1,264,614
Ford Motor Credit Co LLC (LIBOR + 1.270%) 2.601% due 03/28/22 §	3,500,000	3,524,423
General Motors Financial Co Inc
(LIBOR + 1.310%)
2.643% due 06/30/22 §	3,500,000	3,530,760
4.375% due 09/25/21	1,000,000	1,060,834
GLP Capital LP 4.875% due 11/01/20	1,750,000	1,857,188
Hyundai Capital America
2.400% due 10/30/18 ~	1,000,000	1,003,860
2.600% due 03/19/20 ~	1,000,000	1,000,022
Lennar Corp 4.500% due 06/15/19	1,500,000	1,548,750
NCL Corp Ltd 4.625% due 11/15/20 ~	1,500,000	1,541,250
Toll Brothers Finance Corp 4.000% due 12/31/18	3,350,000	3,412,813
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	811,151	845,625
4.750% due 10/11/23	611,543	637,900

		26,428,887

	Principal Amount	Value
Consumer, Non-Cyclical - 16.0%

Abbott Laboratories 2.350% due 11/22/19	$3,650,000	$3,681,158
AbbVie Inc 2.300% due 05/14/21	2,000,000	1,997,962
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	4,000,000	4,067,127
BAT Capital Corp (United Kingdom)
(LIBOR + 0.590%)
1.905% due 08/14/20 § ~	5,000,000	5,011,073
2.764% due 08/15/22 ~	2,000,000	2,012,873
Becton Dickinson and Co 2.133% due 06/06/19	4,650,000	4,663,347
Biogen Inc 2.900% due 09/15/20	1,650,000	1,692,910
Cardinal Health Inc (LIBOR + 0.770%) 2.090% due 06/15/22 §	3,000,000	3,014,390
Celgene Corp 2.125% due 08/15/18	4,005,000	4,022,509
CHS/Community Health Systems Inc 5.125% due 08/01/21	500,000	495,000
Humana Inc 2.625% due 10/01/19	2,500,000	2,528,965
Laboratory Corp of America Holdings 2.625% due 02/01/20	2,500,000	2,527,683
Mondelez International Holding Netherlands BV 1.625% due 10/28/19 ~	1,500,000	1,489,078
Moody’s Corp 2.625% due 01/15/23 ~	3,000,000	2,984,609
Mylan NV 2.500% due 06/07/19	3,000,000	3,012,763
Reynolds American Inc (United Kingdom) 2.300% due 06/12/18	2,250,000	2,260,250
S&P Global Inc 2.500% due 08/15/18	3,000,000	3,021,037
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	2,650,000	2,645,716
Smithfield Foods Inc 2.700% due 01/31/20 ~	3,280,000	3,293,284
Valeant Pharmaceuticals International Inc 6.500% due 03/15/22 ~	3,075,000	3,251,813

		57,673,547

Energy - 4.3%

BP Capital Markets PLC (United Kingdom) 2.237% due 05/10/19	2,000,000	2,014,935
Enterprise Products Operating LLC 2.550% due 10/15/19	1,750,000	1,766,780
EQT Corp 2.500% due 10/01/20	2,800,000	2,811,846
Kinder Morgan Inc 3.150% due 01/15/23	3,000,000	3,017,511
Nabors Industries Inc 5.500% due 01/15/23	300,000	295,500
Petrobras Global Finance BV (Brazil) 6.125% due 01/17/22	3,400,000	3,663,500
Summit Midstream Holdings LLC 5.500% due 08/15/22	1,750,000	1,767,500

		15,337,572

Financial - 28.6%

AerCap Ireland Capital DAC (Netherlands)
3.750% due 05/15/19	1,350,000	1,381,820
4.250% due 07/01/20	2,000,000	2,090,424
Ally Financial Inc 3.250% due 02/13/18	1,500,000	1,511,888
American Tower Corp REIT 3.400% due 02/15/19	3,500,000	3,564,737

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-4

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Ares Capital Corp 3.500% due 02/10/23	$3,500,000	$3,463,070
Australia & New Zealand Banking (Australia) (LIBOR + 0.710%) 2.026% due 05/19/22 § ~	5,000,000	5,023,870
Bank of America Corp
(LIBOR + 0.630%)
2.328% due 10/01/21 §	2,450,000	2,448,684
(LIBOR + 1.180%)
2.487% due 10/21/22 §	5,500,000	5,593,980
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	4,500,000	4,462,713
CBOE Holdings Inc 1.950% due 06/28/19	1,750,000	1,748,850
Citigroup Inc (LIBOR + 1.430%) 2.746% due 09/01/23 §	4,500,000	4,618,256
Credit Suisse Group AG (Switzerland) (LIBOR + 1.200%) 2.519% due 12/14/23 § ~	3,000,000	3,024,555
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.450% due 04/16/21	1,500,000	1,540,495
Crown Castle International Corp REIT
2.250% due 09/01/21	2,000,000	1,973,743
4.875% due 04/15/22	2,000,000	2,178,764
Digital Realty Trust LP 2.750% due 02/01/23	1,750,000	1,743,835
HSBC Holdings PLC (United Kingdom)
(LIBOR + 1.500%)
2.843% due 01/05/22 §	2,000,000	2,064,760
(LIBOR + 1.055%)
3.262% due 03/13/23 §	3,400,000	3,471,477
ING Groep NV (Netherlands) (LIBOR + 1.150%) 2.483% due 03/29/22 §	2,250,000	2,291,515
Jackson National Life Global Funding (LIBOR + 0.730%) 2.060% due 06/27/22 § ~	1,650,000	1,660,957
JPMorgan Chase & Co
(LIBOR + 0.900%)
2.214% due 04/25/23 §	3,450,000	3,477,142
(LIBOR + 1.230%)
2.543% due 10/24/23 §	1,500,000	1,534,257
Metropolitan Life Global Funding I 1.750% due 09/19/19 ~	1,000,000	997,591
Mitsubishi UFJ Financial Group Inc (Japan) 2.665% due 07/25/22	5,000,000	4,995,521
Morgan Stanley
(LIBOR + 0.930%)
2.243% due 07/22/22 §	4,000,000	4,017,350
2.450% due 02/01/19	2,000,000	2,014,453
(LIBOR + 1.400%)
2.713% due 10/24/23 §	1,500,000	1,534,836
Nuveen Finance LLC 2.950% due 11/01/19 ~	1,300,000	1,322,126
Royal Bank of Scotland Group PLC (United Kingdom) (LIBOR + 1.470%) 2.785% due 05/15/23 §	1,850,000	1,865,324
Sumitomo Mitsui Financial Group Inc (Japan) 2.784% due 07/12/22	3,250,000	3,260,221
Synchrony Financial 3.000% due 08/15/19	2,000,000	2,033,352
The Bank of New York Mellon Corp 2.500% due 04/15/21	2,000,000	2,020,542

	Principal Amount	Value
The Goldman Sachs Group Inc
(LIBOR + 1.050%)
2.366% due 06/05/23 §	$3,750,000	$3,774,082
(LIBOR + 1.170%)
2.485% due 11/15/21 §	2,000,000	2,028,351
2.875% due 02/25/21	1,000,000	1,015,553
UBS Group Funding Switzerland AG (Switzerland)
(LIBOR + 0.954%)
2.859% due 08/15/23 § ~	2,000,000	1,995,129
3.491% due 05/23/23 ~	1,400,000	1,434,509
Wells Fargo & Co
2.625% due 07/22/22	4,400,000	4,410,194
3.450% due 02/13/23	3,000,000	3,075,103

		102,664,029

Industrial - 1.2%

Masco Corp 3.500% due 04/01/21	2,811,000	2,900,587
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,250,000	1,303,281

		4,203,868

Technology - 4.0%

Dell International LLC 3.480% due 06/01/19 ~	2,500,000	2,548,852
Fidelity National Information Services Inc 2.850% due 10/15/18	2,150,000	2,175,599
NetApp Inc 2.000% due 09/27/19	650,000	650,003
QUALCOMM Inc (LIBOR + 0.730%) 2.041% due 01/30/23 §	4,500,000	4,526,003
VMware Inc 2.300% due 08/21/20	4,650,000	4,665,968

		14,566,425

Utilities - 3.9%

Duke Energy Corp 2.400% due 08/15/22	2,150,000	2,136,502
Emera US Finance LP (Canada) 2.150% due 06/15/19	3,500,000	3,502,495
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	1,400,000	1,410,629
FirstEnergy Corp 2.850% due 07/15/22	3,800,000	3,811,636
The Southern Co 1.850% due 07/01/19	3,000,000	2,999,431

		13,860,693

Total Corporate Bonds & Notes (Cost $266,698,199)		268,855,475

SENIOR LOAN NOTES - 12.0%

Basic Materials - 0.7%

Big River Steel LLC Term B (LIBOR + 5.000%) 6.333% due 08/15/23 §	500,000	505,000
Ineos US Finance LLC Term B (Luxembourg) (LIBOR + 2.750%) 3.985% due 03/31/22 §	987,472	994,076
PQ Corp Term B-1 (LIBOR + 3.250%) 4.562% due 11/04/22 §	990,000	1,000,431

		2,499,507

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-5

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Communications - 1.6%

CSC Holdings LLC (LIBOR + 2.250%) 3.484% due 07/17/25 §	$981,914	$976,910
Frontier Communications Corp Term B-1 (LIBOR + 3.750%) 4.990% due 06/15/24 §	2,493,750	2,377,524
Sprint Communications Inc Term B (LIBOR + 2.500%) 3.750% due 02/02/24 §	2,487,500	2,494,385

		5,848,819

Consumer, Cyclical - 3.9%

Beacon Roofing Supply Inc Term B (LIBOR + 2.750%) 3.987% due 10/01/22 §	1,477,444	1,484,677
HD Supply Inc Term B-3 (LIBOR + 2.250%) 3.583% due 08/13/21 §	1,265,627	1,271,758
Hilton Worldwide Finance LLC Term B-2 (LIBOR + 2.000%) 3.237% due 10/25/23 §	2,655,744	2,669,299
Las Vegas Sands LLC Term B (LIBOR + 2.000%) 3.235% due 03/29/24 §	1,929,102	1,938,748
New Red Finance Inc Term B (Canada) (LIBOR + 2.250%) 3.523% due 02/17/24 §	977,919	978,021
Nexeo Solutions LLC Term B (LIBOR + 3.750%) 5.070% due 06/09/23 §	987,538	996,425
Rite Aid Corp (2nd Lien) (LIBOR + 4.750%) 5.990% due 08/21/20 §	1,875,000	1,887,891
SeaWorld Parks & Entertainment Inc Term B-5 due 03/31/24 ¥	1,496,241	1,457,232
Univar USA Inc Term B (LIBOR + 2.750%) 3.985% due 07/01/22 §	1,310,896	1,317,144

		14,001,195

Consumer, Non-Cyclical - 0.6%

Albertson’s LLC Term B-4 (LIBOR + 2.750%) 3.985% due 08/25/21 §	554,047	534,438
US Foods Inc Term B (LIBOR + 2.750%) 3.985% due 06/27/23 §	1,481,250	1,492,271

		2,026,709

Energy - 0.4%

Arch Coal Inc Term B due 03/07/24 ¥	1,496,241	1,502,787

Financial - 1.4%

DTZ US Borrower LLC Term B (LIBOR + 3.250%) 4.566% due 11/04/21 §	987,374	990,871
MGM Growth Properties Operating Partnership LP Term B (LIBOR + 2.250%) 3.485% due 05/01/23 §	1,477,500	1,483,568
USI Inc Term B (LIBOR + 3.000%) 4.314% due 05/16/24 §	1,500,000	1,495,469
WaveDivision Holdings LLC Term B (LIBOR + 2.750%) 4.030% due 10/15/19 §	989,684	991,663

		4,961,571

	Principal Amount	Value
Industrial - 2.4%

Avolon (US) LLC Term B-2 (Ireland) (LIBOR + 2.750%) 3.986% due 04/03/22 §	$1,995,000	$2,001,234
Berry Global Inc Term M (LIBOR + 2.250%) 3.485% due 10/01/22 §	1,205,010	1,208,336
BWAY Corp Term B (LIBOR + 3.250%) 4.481% due 04/03/24 §	748,125	750,463
Proampac PG Borrower LLC (LIBOR + 4.000%) 5.283% due 11/18/23 §	1,989,975	2,013,296
Reynolds Group Holdings Inc Term B (LIBOR + 3.000%) 3.985% due 02/05/23 §	2,718,664	2,732,774

		8,706,103

Utilities - 1.0%

Calpine Corp Term B (LIBOR + 1.750%) 2.990% due 11/30/17 §	681,818	683,310
Talen Energy Supply LLC Term B-1 (LIBOR + 4.000%) 5.235% due 07/06/23 §	1,491,259	1,464,230
Vistra Operations Co LLC
Term B
(LIBOR + 2.750%)
3.984% due 12/14/23 §	1,212,268	1,216,164
Term C
(LIBOR + 2.750%)
3.982% due 12/14/23 §	278,571	279,467

		3,643,171

Total Senior Loan Notes (Cost $43,246,043)		43,189,862

ASSET-BACKED SECURITIES - 10.0%

Ally Auto Receivables Trust
2.480% due 05/16/22	535,000	538,701
3.020% due 09/15/23	1,000,000	1,006,841
ALM XII Ltd (Cayman) (LIBOR + 1.050%) 2.354% due 04/16/27 § ~	3,000,000	3,010,479
American Express Credit Account Master Trust (LIBOR + 0.380%) 1.614% due 02/18/25 §	375,000	377,226
AmeriCredit Automobile Receivables Trust
1.530% due 07/08/21	1,250,000	1,245,541
2.300% due 02/18/22	1,250,000	1,252,855
Babson CLO Ltd (Cayman) (LIBOR + 1.550%) 2.854% due 01/18/25 § ~	1,000,000	1,002,369
Birchwood Park CLO Ltd (Cayman) (LIBOR + 1.180%) 2.484% due 07/15/26 § ~	850,000	853,384
Capital Auto Receivables Asset Trust
1.630% due 01/20/21	250,000	249,371
2.110% due 03/22/21	250,000	249,945
Carlyle Global Market Strategies CLO (Cayman)
(LIBOR + 1.550%)
2.867% due 07/27/26 § ~	500,000	502,677
(LIBOR + 2.000%)
3.307% due 04/20/27 § ~	1,550,000	1,557,620
Chase Issuance Trust 1.270% due 07/15/21	1,300,000	1,288,787
Ford Credit Auto Owner Trust
2.140% due 10/15/22	2,000,000	1,999,228
2.360% due 03/15/29 ~	3,000,000	2,991,501

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-6

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	$1,600,000	$1,593,972
Regatta IV Funding Ltd (Cayman) (LIBOR + 1.020%) 2.334% due 07/25/26 § ~	1,000,000	1,001,180
Santander Drive Auto Receivables Trust
2.080% due 02/16/21	650,000	651,893
2.660% due 11/15/21	500,000	504,361
SLC Student Loan Trust
(LIBOR + 0.875%)
2.192% due 11/25/42 §	554,001	562,622
(LIBOR + 1.600%)
2.920% due 12/15/32 §	517,079	530,837
SLM Private Credit Student Loan Trust
(LIBOR + 0.290%)
1.610% due 06/15/39 §	2,000,000	1,911,126
(LIBOR + 0.310%)
1.630% due 12/15/38 §	800,000	749,579
SLM Private Education Loan Trust
2.950% due 02/15/46 ~	385,253	385,897
3.500% due 06/15/44 § ~	720,000	730,072
SLM Student Loan Trust (LIBOR + 0.550%) 1.864% due 04/27/26 § ~	562,628	564,955
SMB Private Education Loan Trust
(LIBOR + 0.900%)
2.134% due 09/15/34 § ~	2,900,000	2,929,784
2.340% due 09/15/34 ~	1,500,000	1,481,714
(LIBOR + 1.450%)
2.684% due 02/17/32 § ~	700,000	724,526
2.700% due 05/15/31 ~	1,000,000	1,003,865
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	500,000	499,949
Verizon Owner Trust
1.420% due 01/20/21 ~	250,000	249,125
2.060% due 09/20/21 ~	1,000,000	1,003,054
Washington Mill CLO Ltd (Cayman) (LIBOR + 1.220%) 2.527% due 04/20/26 § ~	500,000	502,483

Total Asset-Backed Securities (Cost $35,540,027)		35,707,519

	Principal Amount	Value
MUNICIPAL BONDS - 0.3%

Pennsylvania Higher Education Assistance Agency ‘A’ (LIBOR + 0.900%) 2.214% due 07/25/29 §	$1,018,361	$1,018,911

Total Municipal Bonds (Cost $1,020,270)		1,018,911

	Shares

SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

BlackRock Liquidity Funds T-Fund Portfolio	11,485,007	11,485,007

Total Short-Term Investment (Cost $11,485,007)		11,485,007

TOTAL INVESTMENTS - 100.3% (Cost $357,989,546)		360,256,774

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(904,708)

NET ASSETS - 100.0%		$359,352,066

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	74.8%
Senior Loan Notes	12.0%
Asset-Backed Securities	10.0%
Short-Term Investment	3.2%
Others (each less than 3.0%)	0.3%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$268,855,475	$—	$268,855,475	$—
	Senior Loan Notes	43,189,862	—	43,189,862	—
	Asset-Backed Securities	35,707,519	—	35,707,519	—
	Municipal Bonds	1,018,911	—	1,018,911	—
	Short-Term Investment	11,485,007	11,485,007	—	—

	Total	$360,256,774	$11,485,007	$348,771,767	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-7

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.6%

Basic Materials - 2.4%

Anglo American Capital PLC (United Kingdom) 4.000% due 09/11/27 ~	$1,800,000	$1,781,107
ArcelorMittal (Luxembourg) 7.500% due 10/15/39	2,000,000	2,410,000
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	6,000,000	6,045,418
Teck Resources Ltd (Canada) 6.000% due 08/15/40	3,000,000	3,277,500
Vale Overseas Ltd (Brazil) 6.250% due 08/10/26	2,000,000	2,280,000
Vale SA (Brazil) 5.625% due 09/11/42	2,250,000	2,290,500

		18,084,525

Communications - 6.2%

Altice US Finance I Corp 5.500% due 05/15/26 ~	1,825,000	1,929,937
Amazon.com Inc 4.250% due 08/22/57 ~	4,000,000	4,121,208
AT&T Inc
4.750% due 05/15/46	2,400,000	2,319,620
4.900% due 08/14/37	2,500,000	2,537,361
5.250% due 03/01/37	2,000,000	2,102,821
Charter Communications Operating LLC
5.375% due 05/01/47 ~	2,300,000	2,388,778
6.384% due 10/23/35	3,500,000	4,103,373
Discovery Communications LLC 3.950% due 03/20/28	1,950,000	1,948,769
Sprint Corp 7.250% due 09/15/21	3,000,000	3,341,250
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	4,400,000	4,477,000
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	1,350,000	1,490,695
The Priceline Group Inc 3.550% due 03/15/28	3,500,000	3,508,624
Verizon Communications Inc
2.625% due 08/15/26	1,850,000	1,735,887
4.125% due 03/16/27	3,000,000	3,136,896
4.500% due 08/10/33	3,000,000	3,084,644
4.812% due 03/15/39	3,356,000	3,474,373
5.250% due 03/16/37	1,950,000	2,144,145

		47,845,381

Consumer, Cyclical - 8.0%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	4,581,884	4,894,094
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,713,202	1,790,596
Alimentation Couche-Tard Inc (Canada) 4.500% due 07/26/47 ~	3,000,000	3,125,257
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	1,168,800	1,189,897
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	4,757,966	4,917,120
3.600% due 03/22/29	2,879,834	2,976,452
American Airlines Pass-Through Trust ‘B’
3.700% due 11/01/24	1,290,764	1,298,832
4.375% due 04/01/24	740,157	763,250
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	3,403,767	3,657,688
CalAtlantic Group Inc 6.250% due 12/15/21	2,500,000	2,762,500
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,878,108	3,025,611

	Principal Amount	Value
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	$1,463,115	$1,528,809
Ford Motor Credit Co LLC
3.810% due 01/09/24	3,500,000	3,573,024
4.250% due 09/20/22	5,500,000	5,793,741
General Motors Co 5.200% due 04/01/45	3,000,000	3,044,256
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	2,009,568	2,094,975
NCL Corp Ltd 4.625% due 11/15/20 ~	2,000,000	2,055,000
Norwegian Air Shuttle ASA Pass-Through Trust ‘A’ (Norway) 4.875% due 11/10/29 ~	1,952,551	1,986,196
Toll Brothers Finance Corp 4.375% due 04/15/23	2,000,000	2,097,500
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	4,525,415	4,720,461
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,768,492	2,969,208
Virgin Australia Pass-Through Trust ‘A’ (Australia) 5.000% due 04/23/25 ~	1,504,792	1,578,076

		61,842,543

Consumer, Non-Cyclical - 4.5%

Abbott Laboratories 4.900% due 11/30/46	1,500,000	1,681,153
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	8,000,000	8,287,449
BAT Capital Corp (United Kingdom) 4.390% due 08/15/37 ~	4,500,000	4,599,077
CHS/Community Health Systems Inc 5.125% due 08/01/21	3,500,000	3,465,000
MEDNAX Inc 5.250% due 12/01/23 ~	2,000,000	2,100,000
Reynolds American Inc (United Kingdom) 4.450% due 06/12/25	2,750,000	2,954,940
The ADT Corp 6.250% due 10/15/21	1,875,000	2,088,281
United Rentals North America Inc 4.625% due 07/15/23	3,000,000	3,142,500
Valeant Pharmaceuticals International Inc 6.500% due 03/15/22 ~	3,000,000	3,172,500
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	3,000,000	3,032,923

		34,523,823

Energy - 6.9%

Anadarko Petroleum Corp 4.500% due 07/15/44	3,000,000	2,864,466
Colorado Interstate Gas Co LLC 4.150% due 08/15/26 ~	1,050,000	1,045,511
Concho Resources Inc 4.875% due 10/01/47	1,200,000	1,253,688
Enbridge Inc (Canada) 5.500% due 12/01/46	1,400,000	1,613,454
Energy Transfer LP 4.050% due 03/15/25	2,500,000	2,537,694
EnLink Midstream Partners LP 5.450% due 06/01/47	4,000,000	4,141,776
EQT Corp 3.900% due 10/01/27 #	3,200,000	3,205,728
EQT Midstream Partners LP 4.125% due 12/01/26	2,500,000	2,508,739
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,500,000	2,498,814
Marathon Oil Corp 4.400% due 07/15/27	2,000,000	2,045,577
MPLX LP 4.125% due 03/01/27	2,150,000	2,192,346

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-8

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Nabors Industries Inc 5.500% due 01/15/23	$900,000	$886,500
NuStar Logistics LP 5.625% due 04/28/27	875,000	925,313
ONEOK Inc 4.950% due 07/13/47	2,650,000	2,665,750
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25 ~	3,500,000	3,499,125
7.250% due 03/17/44	1,150,000	1,201,750
7.375% due 01/17/27	2,000,000	2,206,000
8.375% due 05/23/21	1,000,000	1,158,500
Petroleos Mexicanos (Mexico) 6.500% due 03/13/27 ~	2,200,000	2,445,300
Range Resources Corp 5.000% due 03/15/23 ~	2,500,000	2,493,750
Sabine Pass Liquefaction LLC
4.200% due 03/15/28	1,400,000	1,413,525
5.000% due 03/15/27	2,100,000	2,240,569
Summit Midstream Holdings LLC 5.500% due 08/15/22	3,000,000	3,030,000
Western Gas Partners LP 4.650% due 07/01/26	3,150,000	3,306,151

		53,380,026

Financial - 13.8%

Air Lease Corp
3.625% due 04/01/27	2,600,000	2,605,842
4.250% due 09/15/24	3,000,000	3,166,852
Ares Capital Corp 3.500% due 02/10/23	4,000,000	3,957,794
Bank of America Corp
3.500% due 04/19/26	1,350,000	1,374,757
4.183% due 11/25/27	2,350,000	2,439,349
4.200% due 08/26/24	5,000,000	5,259,367
4.250% due 10/22/26	3,500,000	3,664,295
Capital One Financial Corp 4.200% due 10/29/25	3,000,000	3,086,904
Citigroup Inc
3.400% due 05/01/26	2,000,000	2,007,230
4.400% due 06/10/25	3,000,000	3,167,591
4.600% due 03/09/26	3,948,000	4,208,985
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,500,000	3,588,732
Credit Suisse Group AG (Switzerland) 3.574% due 01/09/23 ~	3,200,000	3,279,337
Duke Realty LP REIT 4.375% due 06/15/22	2,250,000	2,405,921
Hudson Pacific Properties LP REIT 3.950% due 11/01/27 #	400,000	399,149
JPMorgan Chase & Co
3.125% due 01/23/25	5,500,000	5,546,465
4.125% due 12/15/26	4,000,000	4,195,532
Mid-America Apartments LP REIT 4.000% due 11/15/25	1,800,000	1,873,032
Morgan Stanley 5.000% due 11/24/25	7,500,000	8,230,695
Neuberger Berman Group LLC 4.500% due 03/15/27 ~	2,600,000	2,742,272
Nuveen Finance LLC 4.125% due 11/01/24 ~	2,850,000	3,004,180
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,217,788
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	3,106,418
The Goldman Sachs Group Inc
(LIBOR + 1.201%)
3.272% due 09/29/25 §	4,500,000	4,509,351
3.500% due 11/16/26	8,000,000	8,029,460

	Principal Amount	Value
UDR Inc REIT 2.950% due 09/01/26	$3,000,000	$2,884,365
Ventas Realty LP REIT 3.500% due 02/01/25	4,450,000	4,472,833
Wells Fargo & Co
4.400% due 06/14/46	3,750,000	3,900,935
4.750% due 12/07/46	2,550,000	2,804,749
Welltower Inc REIT 4.000% due 06/01/25	3,000,000	3,131,500

		106,261,680

Industrial - 2.4%

Allegion US Holding Co Inc 3.550% due 10/01/27 #	3,500,000	3,483,690
Louisiana-Pacific Corp 4.875% due 09/15/24	4,000,000	4,131,440
Novelis Corp 5.875% due 09/30/26 ~	2,000,000	2,035,000
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,500,000	2,656,250
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	2,000,000	2,085,250
Penske Truck Leasing Co LP 3.400% due 11/15/26 ~	4,350,000	4,303,552

		18,695,182

Technology - 1.7%

Apple Inc 3.750% due 09/12/47	3,250,000	3,238,046
Broadcom Corp 3.875% due 01/15/27 ~	2,500,000	2,578,645
Dell International LLC 6.020% due 06/15/26 ~	2,400,000	2,668,829
Hewlett Packard Enterprise Co 4.900% due 10/15/25	3,000,000	3,177,641
QUALCOMM Inc 4.300% due 05/20/47	1,500,000	1,537,719

		13,200,880

Utilities - 3.7%

Calpine Corp 5.250% due 06/01/26 ~	2,500,000	2,500,000
EDP Finance BV (Portugal) 3.625% due 07/15/24 ~	3,000,000	3,033,915
Exelon Corp 5.100% due 06/15/45	4,000,000	4,585,181
FirstEnergy Corp 4.850% due 07/15/47	3,000,000	3,159,038
IPALCO Enterprises Inc 3.700% due 09/01/24 ~	2,500,000	2,508,083
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	4,500,000	4,892,585
NRG Energy Inc 6.625% due 03/15/23	2,500,000	2,590,625
Talen Energy Supply LLC 6.500% due 06/01/25	2,000,000	1,530,000
The Southern Co 3.250% due 07/01/26	3,300,000	3,267,007

		28,066,434

Total Corporate Bonds & Notes (Cost $371,057,918)		381,900,474

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-9

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 16.2%

Basic Materials - 0.8%

Big River Steel LLC Term B (LIBOR + 5.000%) 6.333% due 08/15/23 §	$1,000,000	$1,010,000
Ineos US Finance LLC Term B (Luxembourg) (LIBOR + 2.750%) 3.985% due 03/31/22 §	1,974,944	1,988,153
PQ Corp Term B-1 (LIBOR + 3.250%) 4.562% due 11/04/22 §	2,970,000	3,001,292

		5,999,445

Communications - 2.3%

Altice US Finance I Corp Term B (LIBOR + 2.250%) 3.485% due 07/28/25 §	4,443,239	4,446,709
Charter Communications Operating LLC Term H (LIBOR + 2.000%) 3.240% due 01/15/22 §	1,182,000	1,186,843
CSC Holdings LLC (LIBOR + 2.250%) 3.484% due 07/17/25 §	2,976,914	2,961,744
Frontier Communications Corp Term B-1 (LIBOR + 3.750%) 4.990% due 06/15/24 §	4,987,500	4,755,048
Level 3 Financing Inc Term B (LIBOR + 2.250%) 3.486% due 02/22/24 §	2,500,000	2,502,232
Sprint Communications Inc Term B (LIBOR + 2.500%) 3.750% due 02/02/24 §	1,990,000	1,995,508

		17,848,084

Consumer, Cyclical - 4.3%

Caesars Entertainment Resort Properties LLC (LIBOR + 3.500%) 4.735% due 10/11/20 §	1,886,411	1,892,425
ClubCorp Holdings Inc Term B (LIBOR + 3.250%) 4.588% due 09/18/24 §	2,250,000	2,239,753
Federal-Mogul Holdings LLC Term C (LIBOR + 3.750%) 4.983% due 04/15/21 §	728,539	732,561
HD Supply Inc Term B-3 (LIBOR + 2.250%) 3.583% due 08/13/21 §	2,216,438	2,227,175
Hilton Worldwide Finance LLC Term B-2 (LIBOR + 2.000%) 3.237% due 10/25/23 §	4,019,309	4,039,823
Las Vegas Sands LLC Term B (LIBOR + 2.000%) 3.235% due 03/29/24 §	4,838,377	4,862,569
New Red Finance Inc Term B (Canada) (LIBOR + 2.250%) 3.523% due 02/17/24 §	4,334,977	4,335,427
Nexeo Solutions LLC Term B (LIBOR + 3.750%) 5.070% due 06/09/23 §	1,975,075	1,992,851
Rite Aid Corp (2nd Lien) (LIBOR + 4.750%) 5.990% due 08/21/20 §	4,250,000	4,279,219
SeaWorld Parks & Entertainment Inc Term B-5 due 03/31/24 § ¥	3,000,000	2,921,787
Univar USA Inc Term B (LIBOR + 2.750%) 3.985% due 07/01/22 §	3,943,797	3,962,593

		33,486,183

	Principal Amount	Value
Consumer, Non-Cyclical - 1.2%

Albertson’s LLC Term B-4 (LIBOR + 2.750%) 3.985% due 08/25/21 §	$2,356,806	$2,273,396
Jaguar Holding Co II (LIBOR + 2.750%) 4.037% due 08/18/22 §	3,206,496	3,226,171
US Foods Inc Term B (LIBOR + 2.750%) 3.985% due 06/27/23 §	3,456,250	3,481,964

		8,981,531

Energy - 0.4%

Arch Coal Inc Term B due 03/07/24 ¥	2,992,481	3,005,573

Financial - 2.0%

DTZ US Borrower LLC Term B (LIBOR + 3.250%) 4.566% due 11/04/21 §	2,962,121	2,972,613
HUB International Ltd Term B (LIBOR + 3.250%) 4.312% due 10/02/20 §	3,872,562	3,901,374
Realogy Group LLC Term B (LIBOR + 2.250%) 3.485% due 07/20/22 §	848,665	854,235
USI Inc Term B (LIBOR + 3.000%) 4.314% due 05/16/24 §	3,000,000	2,990,937
WaveDivision Holdings LLC Term B (LIBOR + 2.750%) 4.030% due 10/15/19 §	4,453,616	4,462,523

		15,181,682

Industrial - 2.7%

Avolon (US) LLC Term B-2 (Ireland) (LIBOR + 2.750%) 3.986% due 04/03/22 §	3,990,000	4,002,469
BWAY Corp Term B (LIBOR + 3.250%) 4.481% due 04/03/24 §	1,496,250	1,500,926
Proampac PG Borrower LLC (LIBOR + 4.000%) 5.283% due 11/18/23 §	3,979,950	4,026,591
Reynolds Group Holdings Inc Term B (LIBOR + 3.000%) 3.985% due 02/05/23 §	5,523,547	5,552,214
TransDigm Inc
Term D
(LIBOR + 3.000%)
4.327% due 06/04/21 §	3,889,745	3,904,635
Term E
(LIBOR + 2.750%)
4.268% due 05/14/22 §	1,952,404	1,959,460

		20,946,295

Technology - 1.6%

First Data Corp
(LIBOR + 2.250%)
3.487% due 07/10/22 §	3,206,671	3,214,088
(LIBOR + 2.500%)
3.737% due 04/26/24 §	470,610	472,509
ON Semiconductor Corp Term B (LIBOR + 2.250%) 3.485% due 03/31/23 §	1,891,750	1,900,717

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-10

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Sensata Technologies BV Term B (LIBOR + 2.250%) 3.486% due 10/14/21 §	$1,154,847	$1,163,749
Solera LLC Term B (LIBOR + 3.250%) 4.485% due 03/03/23 §	5,171,250	5,195,183

		11,946,246

Utilities - 0.9%

Calpine Corp Term B (LIBOR + 1.750%) 2.990% due 11/30/17 §	340,909	341,655
Talen Energy Supply LLC Term B-1 (LIBOR + 4.000%) 5.235% due 07/06/23 §	3,975,031	3,902,984
Vistra Operations Co LLC
Term B
(LIBOR + 2.750%)
3.984% due 12/14/23 §	2,424,536	2,432,328
Term C
(LIBOR + 2.750%)
3.982% due 12/14/23 §	557,143	558,933

		7,235,900

Total Senior Loan Notes (Cost $124,505,784)		124,630,939

MORTGAGE-BACKED SECURITIES - 1.0%

Fannie Mae - 0.5%

2.500% due 10/01/32	3,500,000	3,523,379

Freddie Mac - 0.5%

2.500% due 10/01/32	4,000,000	4,027,891

Total Mortgage-Backed Securities (Cost $7,576,641)		7,551,270

ASSET-BACKED SECURITIES - 13.3%

ALM XII Ltd (Cayman)
(LIBOR + 1.600%)
2.904% due 04/16/27 § ~	1,900,000	1,908,208
(LIBOR + 2.050%)
3.354% due 04/16/27 § ~	1,100,000	1,105,729
American Express Credit Account Master Trust (LIBOR + 0.380%) 1.614% due 02/18/25 §	750,000	754,452
AmeriCredit Automobile Receivables Trust
1.980% due 12/20/21	1,000,000	1,002,072
2.240% due 06/19/23	950,000	947,716
2.300% due 02/18/22	2,500,000	2,505,709
2.400% due 05/18/22	1,850,000	1,856,140
2.690% due 06/19/23	1,050,000	1,051,672
2.710% due 08/18/22	1,500,000	1,505,589
Apidos CLO XV (Cayman) (LIBOR + 1.100%) 2.407% due 10/20/25 § ~	1,250,000	1,255,721
Atrium XI (Cayman) (LIBOR + 1.140%) 2.453% due 10/23/25 § ~	1,250,000	1,256,950
Babson CLO Ltd (Cayman) (LIBOR + 1.550%) 2.854% due 01/18/25 § ~	2,000,000	2,004,738
Birchwood Park CLO Ltd (Cayman) (LIBOR + 1.180%) 2.484% due 07/15/26 § ~	1,600,000	1,606,369
BlueMountain CLO Ltd (Cayman) (LIBOR + 1.140%) 2.444% due 10/15/26 § ~	2,500,000	2,517,750

	Principal Amount	Value
Capital Auto Receivables Asset Trust
1.630% due 01/20/21	$600,000	$598,491
1.690% due 03/20/21	1,250,000	1,246,722
2.110% due 03/22/21	600,000	599,868
Carlyle Global Market Strategies CLO Ltd (Cayman)
(LIBOR + 1.150%)
2.467% due 07/27/26 § ~	1,500,000	1,507,121
(LIBOR + 1.550%)
2.867% due 07/27/26 § ~	1,500,000	1,508,030
(LIBOR + 2.000%)
3.307% due 04/20/27 § ~	2,975,000	2,989,626
Chase Issuance Trust 1.370% due 06/15/21	4,750,000	4,719,425
Citibank Credit Card Issuance Trust
1.800% due 09/20/21 #	4,000,000	4,000,000
1.920% due 04/07/22	2,500,000	2,502,357
(LIBOR + 0.770%)
2.007% due 05/14/29 §	6,000,000	6,068,103
Dryden 31 Senior Loan Fund (Cayman) (LIBOR + 1.080%) 2.384% due 04/18/26 § ~	1,250,000	1,254,228
Ford Credit Auto Owner Trust
1.730% due 03/15/22	850,000	840,872
2.240% due 06/15/22	1,000,000	1,001,983
2.360% due 03/15/29 ~	6,000,000	5,983,002
Magnetite IX Ltd (Cayman) (LIBOR + 1.000%) 2.314% due 07/25/26 § ~	1,000,000	1,003,751
Navient Private Education Loan Trust (LIBOR + 0.700%) 1.934% due 09/16/24 § ~	1,334,645	1,335,561
Navient Student Loan Trust (LIBOR + 0.600%) 1.837% due 06/25/65 § ~	632,879	634,478
Oak Hill Credit Partners X Ltd (Cayman) (LIBOR + 1.130%) 2.437% due 07/20/26 § ~	2,500,000	2,506,648
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	4,000,000	3,984,931
Regatta IV Funding Ltd (Cayman) (LIBOR + 1.020%) 2.334% due 07/25/26 § ~	2,000,000	2,002,360
Santander Drive Auto Receivables Trust
1.890% due 06/15/21	3,000,000	2,996,210
2.080% due 02/16/21	700,000	702,038
2.100% due 06/15/21	2,000,000	2,000,577
2.660% due 11/15/21	1,000,000	1,008,723
Securitized Term Auto Receivables Trust (Canada) 2.209% due 06/25/21 ~	1,000,000	1,001,480
SLM Private Credit Student Loan Trust (LIBOR + 0.290%) 1.610% due 06/15/39 §	4,000,000	3,822,251
SMB Private Education Loan Trust
(LIBOR + 0.900%)
2.134% due 09/15/34 § ~	4,600,000	4,647,243
2.340% due 09/15/34 ~	2,500,000	2,469,524
(LIBOR + 1.450%)
2.684% due 02/17/32 § ~	1,850,000	1,914,818
2.700% due 05/15/31 ~	2,500,000	2,509,663
2.880% due 09/15/34 ~	4,500,000	4,543,485
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	1,000,000	999,897
Verizon Owner Trust
1.420% due 01/20/21 ~	600,000	597,900
2.060% due 09/20/21 ~	3,000,000	3,009,161

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-11

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Volvo Financial Equipment LLC 2.210% due 11/15/21 ~	$1,250,000	$1,252,700
Washington Mill CLO Ltd (Cayman) (LIBOR + 1.220%) 2.527% due 04/20/26 § ~	1,000,000	1,004,965

Total Asset-Backed Securities (Cost $101,649,292)		102,047,007

U.S. GOVERNMENT AGENCY ISSUES - 1.4%

Fannie Mae 1.875% due 09/18/18	5,500,000	5,525,553
Freddie Mac 1.250% due 10/02/19	5,500,000	5,469,464

Total U.S. Government Agency Issues (Cost $11,021,427)		10,995,017

U.S. TREASURY OBLIGATIONS - 12.4%

U.S. Treasury Bonds - 1.6%

2.250% due 08/15/46	6,000,000	5,272,268
2.500% due 02/15/45	2,500,000	2,330,859
2.500% due 05/15/46	5,000,000	4,643,362

		12,246,489

U.S. Treasury Notes - 10.8%

1.125% due 03/31/20	5,000,000	4,946,777
1.125% due 04/30/20	5,000,000	4,944,531
1.125% due 02/28/21	4,000,000	3,921,484
1.250% due 01/31/19	4,500,000	4,490,420
1.250% due 07/31/23	3,000,000	2,868,984
1.375% due 09/30/18	7,500,000	7,500,586
1.375% due 06/30/23	3,600,000	3,470,485
1.375% due 08/31/23	4,000,000	3,847,502
1.375% due 09/30/23	4,500,000	4,325,276
1.500% due 10/31/19	4,000,000	4,000,078
1.500% due 08/15/26	5,000,000	4,680,080
1.625% due 07/31/20	5,500,000	5,502,578
1.625% due 02/15/26	4,000,000	3,801,797
1.625% due 05/15/26	5,000,000	4,741,309
1.750% due 09/30/22	3,000,000	2,971,875
1.875% due 10/31/22	3,000,000	2,988,984
2.000% due 10/31/21	4,000,000	4,028,125
2.125% due 12/31/21	5,500,000	5,560,908
2.125% due 12/31/22	2,000,000	2,014,141
2.125% due 03/31/24	3,000,000	2,999,766

		83,605,686

Total U.S. Treasury Obligations (Cost $96,599,562)		95,852,175

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 2.3%

Chile Government (Chile) 2.250% due 10/30/22	$5,000,000	$4,997,500
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	2,900,000	2,896,833
Mexico Government (Mexico)
3.625% due 03/15/22	2,000,000	2,101,000
4.350% due 01/15/47	2,000,000	1,950,000
Province of British Columbia (Canada) 2.000% due 10/23/22	3,000,000	2,969,465
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	2,990,542

Total Foreign Government Bonds & Notes (Cost $17,618,392)		17,905,340

	Shares

SHORT-TERM INVESTMENT - 5.2%

Money Market Fund - 5.2%

BlackRock Liquidity Funds T-Fund Portfolio	39,823,139	39,823,139

Total Short-Term Investment (Cost $39,823,139)		39,823,139

TOTAL INVESTMENTS - 101.4% (Cost $769,852,155)		780,705,361

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(10,645,157)

NET ASSETS - 100.0%		$770,060,204

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	49.6%
Senior Loan Notes	16.2%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	12.4%
Short-Term Investment	5.2%
Others (each less than 3.0%)	4.7%

	101.4%
Other Assets & Liabilities, Net	(1.4%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$381,900,474	$—	$381,900,474	$—
	Senior Loan Notes	124,630,939	—	124,630,939	—
	Mortgage-Backed Securities	7,551,270	—	7,551,270	—
	Asset-Backed Securities	102,047,007	—	102,047,007	—
	U.S. Government Agency Issues	10,995,017	—	10,995,017	—
	U.S. Treasury Obligations	95,852,175	—	95,852,175	—
	Foreign Government Bonds & Notes	17,905,340	—	17,905,340	—
	Short-Term Investment	39,823,139	39,823,139	—	—

	Total	$780,705,361	$39,823,139	$740,882,222	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-12

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 4.6%

Consumer, Cyclical - 1.6%

CalAtlantic Group Inc	10,114	$370,476
Cedar Fair LP	12,400	795,088
Ford Motor Co	80,000	957,600
Las Vegas Sands Corp	14,365	921,658
Lennar Corp ‘A’	19,995	1,055,736
Modular Space Corp * ±	40,245	603,675
Mohawk Industries Inc *	4,600	1,138,546
Six Flags Entertainment Corp	15,667	954,747

		6,797,526

Energy - 0.9%

Concho Resources Inc *	6,570	865,400
Continental Resources Inc *	20,750	801,157
Diamondback Energy Inc *	8,200	803,272
Pioneer Natural Resources Co	5,250	774,585
WPX Energy Inc *	57,210	657,915

		3,902,329

Financial - 1.4%

Bank of America Corp	44,130	1,118,254
Citigroup Inc	14,000	1,018,360
JPMorgan Chase & Co	11,000	1,050,610
The Goldman Sachs Group Inc	3,500	830,165
The PNC Financial Services Group Inc	7,650	1,030,990
Wells Fargo & Co	15,350	846,552

		5,894,931

Industrial - 0.7%

Allegion PLC	16,040	1,386,979
Owens-Illinois Inc *	30,000	754,800
Xylem Inc	15,309	958,803

		3,100,582

Total Common Stocks (Cost $17,540,014)		19,695,368

EXCHANGE-TRADED FUNDS - 1.2%

iShares Core S&P 500	9,800	2,478,714
SPDR S&P 500 Trust	9,800	2,462,054

Total Exchange-Traded Funds (Cost $4,454,753)		4,940,768

	Principal Amount

CORPORATE BONDS & NOTES - 67.5%

Basic Materials - 5.4%

Anglo American Capital PLC (United Kingdom)
4.750% due 04/10/27 ~	$1,275,000	1,332,275
ArcelorMittal (Luxembourg)
7.250% due 03/01/41	2,000,000	2,377,500
7.500% due 10/15/39	750,000	903,750
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	2,000,000	1,940,000
Constellium NV (Netherlands)
6.625% due 03/01/25 ~	1,250,000	1,282,812
8.000% due 01/15/23 ~	2,000,000	2,125,000
Corp Nacional del Cobre de Chile (Chile) 3.625% due 08/01/27 ~	3,000,000	3,006,390
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	1,400,000	1,478,075
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	3,750,000	3,778,386

	Principal Amount	Value
Hexion Inc
6.625% due 04/15/20	$1,350,000	$1,215,000
10.375% due 02/01/22 ~	625,000	603,125
Teck Resources Ltd (Canada) 3.750% due 02/01/23	1,825,000	1,855,021
8.500% due 06/01/24 ~	1,000,000	1,150,000

		23,047,334

Communications - 5.5%

AT&T Inc
3.400% due 08/14/24	2,000,000	2,005,285
4.900% due 08/14/37	100,000	101,494
CCO Holdings LLC 5.875% due 04/01/24 ~	900,000	957,375
Charter Communications Operating LLC
3.750% due 02/15/28 ~	3,000,000	2,930,306
4.200% due 03/15/28 ~	1,500,000	1,519,928
6.384% due 10/23/35	500,000	586,196
CSC Holdings LLC
6.625% due 10/15/25 ~	200,000	219,500
10.125% due 01/15/23 ~	400,000	462,500
10.875% due 10/15/25 ~	1,000,000	1,238,750
DISH DBS Corp 5.875% due 11/15/24	2,850,000	2,996,632
Intelsat Jackson Holdings SA (Luxembourg) 8.000% due 02/15/24 ~	1,119,000	1,205,722
Outfront Media Capital LLC
5.250% due 02/15/22	1,300,000	1,348,750
5.875% due 03/15/25	300,000	315,375
Sprint Communications Inc 6.000% due 11/15/22	350,000	377,895
Sprint Corp
7.250% due 09/15/21	3,375,000	3,758,906
7.625% due 02/15/25	500,000	576,250
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	200,000	203,500
The Priceline Group Inc 3.550% due 03/15/28	1,200,000	1,202,957
Townsquare Media Inc 6.500% due 04/01/23 ~	1,250,000	1,273,437

		23,280,758

Consumer, Cyclical - 12.5%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	897,495	906,470
Air Canada Pass-Through Trust ‘C’ (Canada) 5.000% due 03/15/20 ~	750,000	768,750
American Airlines Pass-Through Trust ‘A’ 4.100% due 07/15/29	1,426,913	1,501,826
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	1,333,282	1,423,559
American Axle & Manufacturing Inc
6.250% due 04/01/25 ~	1,250,000	1,278,125
6.500% due 04/01/27 ~	525,000	530,906
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	900,000	960,750
AV Homes Inc 6.625% due 05/15/22	2,000,000	2,065,000
Beazer Homes USA Inc
5.875% due 10/15/27 ~	375,000	375,937
7.250% due 02/01/23	1,440,000	1,504,800
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	600,000	615,000
11.000% due 10/01/21	100,000	106,625
CalAtlantic Group Inc
6.250% due 12/15/21	415,000	458,575
6.625% due 05/01/20	750,000	830,250
8.375% due 01/15/21	500,000	585,150
Carrols Restaurant Group Inc 8.000% due 05/01/22	750,000	800,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-13

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
CEC Entertainment Inc 8.000% due 02/15/22	$600,000	$625,500
Cedar Fair LP 5.375% due 06/01/24	250,000	264,062
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	2,600,000	2,561,000
CRC Escrow Issuer LLC 5.250% due 10/15/25 ~	1,425,000	1,425,000
Ford Motor Co 4.346% due 12/08/26	250,000	260,271
Ford Motor Credit Co LLC
3.810% due 01/09/24	2,000,000	2,041,728
4.250% due 09/20/22	1,250,000	1,316,759
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	1,275,000	1,341,937
General Motors Financial Co Inc (LIBOR + 1.310%) 2.643% due 06/30/22 §	3,000,000	3,026,365
3.200% due 07/06/21	1,550,000	1,578,239
4.375% due 09/25/21	1,500,000	1,591,251
Golden Nugget Inc 8.750% due 10/01/25 ~	1,450,000	1,479,000
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24 ~	1,200,000	1,320,300
IHO Verwaltungs GmbH (Germany)
4.125% Cash or 4.875% PIK due 09/15/21 ~	1,200,000	1,224,000
4.750% Cash or 5.500% PIK due 09/15/26 ~	950,000	970,187
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	1,000,000	1,051,250
Landry’s Inc 6.750% due 10/15/24 ~	2,625,000	2,661,094
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	1,450,000	1,493,500
MGM Resorts International
6.750% due 10/01/20	1,150,000	1,270,750
7.750% due 03/15/22	500,000	585,000
Mohawk Industries Inc 3.850% due 02/01/23	480,000	499,152
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	1,675,000	1,712,688
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	369,536	396,623
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	750,000	765,000
Tesla Inc 5.300% due 08/15/25 ~	1,900,000	1,860,195
The Men’s Wearhouse Inc 7.000% due 07/01/22	1,100,000	1,053,250
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	405,575	422,812
4.750% due 10/11/23	122,309	127,580
Wyndham Worldwide Corp
3.900% due 03/01/23	350,000	350,003
4.150% due 04/01/24	1,750,000	1,776,170
5.625% due 03/01/21	1,250,000	1,329,283

		53,092,297

Consumer, Non-Cyclical - 9.1%

Ahern Rentals Inc 7.375% due 05/15/23 ~	2,900,000	2,668,000
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	2,000,000	2,071,862
BAT Capital Corp (United Kingdom) 3.222% due 08/15/24 ~	2,200,000	2,207,826
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	800,000	832,000

	Principal Amount	Value
HCA Healthcare Inc 6.250% due 02/15/21	$825,000	$895,125
HCA Inc 5.250% due 04/15/25	1,875,000	2,032,031
5.875% due 03/15/22	1,500,000	1,665,000
Herc Rentals Inc 7.500% due 06/01/22 ~	1,202,000	1,305,673
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	524,375
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	775,000	795,344
JBS USA LUX SA (Brazil)
5.750% due 06/15/25 ~	500,000	500,625
5.875% due 07/15/24 ~	425,000	428,188
7.250% due 06/01/21 ~	1,575,000	1,614,375
McCormick & Co Inc 3.150% due 08/15/24	2,000,000	2,018,881
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	250,000	258,750
5.875% due 09/30/27 ~	325,000	333,938
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	2,600,000	2,875,756
Reynolds American Inc 4.450% due 06/12/25	1,500,000	1,611,785
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/21	1,750,000	1,745,080
Tenet Healthcare Corp
4.625% due 07/15/24 ~	875,000	867,344
5.125% due 05/01/25 ~	500,000	494,375
6.750% due 06/15/23	1,000,000	961,250
7.500% due 01/01/22 ~	125,000	132,656
The ADT Corp 6.250% due 10/15/21	1,550,000	1,726,313
TMS International Corp 7.250% due 08/15/25 ~	2,300,000	2,357,500
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	1,000,000	1,002,500
5.625% due 12/01/21 ~	850,000	799,000
5.875% due 05/15/23 ~	900,000	797,625
6.375% due 10/15/20 ~	1,350,000	1,354,644
7.250% due 07/15/22 ~	750,000	734,063
7.500% due 07/15/21 ~	900,000	900,000

		38,511,884

Energy - 9.3%

Andeavor Logistics LP 5.250% due 01/15/25	1,325,000	1,424,375
Callon Petroleum Co 6.125% due 10/01/24	1,350,000	1,417,500
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27 ~	250,000	258,750
5.875% due 03/31/25	450,000	486,000
7.000% due 06/30/24	1,000,000	1,141,250
Cheniere Energy LP 5.250% due 10/01/25 ~	425,000	435,625
Chesapeake Energy Corp
6.125% due 02/15/21	900,000	909,000
8.000% due 12/15/22 ~	411,000	444,908
8.000% due 01/15/25 ~	1,400,000	1,417,500
8.000% due 06/15/27 ~	275,000	272,938
Continental Resources Inc 3.800% due 06/01/24	1,225,000	1,188,250
Energy Transfer LP
4.050% due 03/15/25	1,200,000	1,218,093
4.750% due 01/15/26	500,000	526,989
EP Energy LLC 8.000% due 11/29/24 ~	975,000	989,625
8.000% due 02/15/25 ~	900,000	705,375
EQT Corp 3.900% due 10/01/27 #	650,000	651,164

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-14

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	$1,250,000	$1,096,875
6.500% due 01/15/25 ~	275,000	268,813
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	1,050,000	937,125
NuStar Logistics LP 5.625% due 04/28/27	1,575,000	1,665,563
Parsley Energy LLC 5.375% due 01/15/25 ~	1,125,000	1,154,531
Petrobras Global Finance BV (Brazil) 7.375% due 01/17/27	2,750,000	3,033,250
Petroleos Mexicanos (Mexico) 6.500% due 03/13/27 ~	1,350,000	1,500,525
Precision Drilling Corp (Canada)
6.625% due 11/15/20	298,955	301,571
7.750% due 12/15/23	1,125,000	1,153,125
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,525,000	2,788,667
Sanchez Energy Corp 7.750% due 06/15/21	2,050,000	1,952,625
SemGroup Corp
6.375% due 03/15/25 ~	1,500,000	1,477,500
7.250% due 03/15/26 ~	275,000	277,750
SESI LLC 7.125% due 12/15/21	1,700,000	1,742,500
Southwestern Energy Co 7.500% due 04/01/26	1,150,000	1,196,000
Sunoco Logistics Partners Operations LP 4.000% due 10/01/27	1,200,000	1,197,412
Targa Resources Partners LP
5.125% due 02/01/25	1,050,000	1,085,123
5.375% due 02/01/27	200,000	209,250
Western Gas Partners LP 4.650% due 07/01/26	1,500,000	1,574,358
Whiting Petroleum Corp 6.250% due 04/01/23	1,300,000	1,285,375

		39,385,280

Financial - 14.5%

AAF Holdings LLC 12.000% Cash or 12.750% PIK due 07/01/19 ~	573,396	602,066
AerCap Ireland Capital DAC (Netherlands)
3.950% due 02/01/22	750,000	781,209
5.000% due 10/01/21	250,000	269,939
Air Lease Corp
3.625% due 04/01/27	1,500,000	1,503,370
3.750% due 02/01/22	1,750,000	1,826,153
4.250% due 09/15/24	1,000,000	1,055,617
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	1,800,000	1,741,500
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	500,000	508,750
Bank of America Corp (LIBOR + 1.000%) 2.313% due 04/24/23 §	2,000,000	2,018,547
3.500% due 04/19/26	200,000	203,668
4.200% due 08/26/24	2,500,000	2,629,683
Blackstone Holdings Finance Co LLC 3.150% due 10/02/27 ~	400,000	395,062
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,000,000	3,974,672
Citigroup Inc (LIBOR + 0.960%) 2.274% due 04/25/22 §	3,000,000	3,020,115
4.400% due 06/10/25	1,500,000	1,583,795
Credit Suisse Group AG (Switzerland) 3.574% due 01/09/23 ~	2,000,000	2,049,586

	Principal Amount	Value
HSBC Holdings PLC (United Kingdom) 2.650% due 01/05/22	$1,000,000	$1,002,569
(LIBOR + 1.500%) 2.843% due 01/05/22 §	1,500,000	1,548,570
International Lease Finance Corp 6.250% due 05/15/19	1,950,000	2,073,228
Jefferies Finance LLC
6.875% due 04/15/22 ~	500,000	505,000
7.375% due 04/01/20 ~	1,500,000	1,552,500
7.500% due 04/15/21 ~	1,000,000	1,040,000
JPMorgan Chase & Co
(LIBOR + 0.900%) 2.214% due 04/25/23 §	1,750,000	1,763,768
2.972% due 01/15/23	2,000,000	2,031,864
3.125% due 01/23/25	1,100,000	1,109,293
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	275,000	299,360
Morgan Stanley
(LIBOR + 1.220%) 2.532% due 05/08/24 §	2,000,000	2,026,625
(LIBOR + 1.340%) 3.591% due 07/22/28 §	4,000,000	4,010,302
5.000% due 11/24/25	2,000,000	2,194,852
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,280,000	1,248,000
Senior Housing Properties Trust REIT
4.750% due 05/01/24	500,000	522,849
6.750% due 04/15/20	1,000,000	1,078,203
Springleaf Finance Corp 6.125% due 05/15/22	1,700,000	1,804,635
The Goldman Sachs Group Inc
(LIBOR + 1.000%) 2.313% due 07/24/23 §	3,000,000	3,012,310
2.350% due 11/15/21	2,000,000	1,986,393
(LIBOR + 1.201%) 3.272% due 09/29/25 §	2,500,000	2,505,195
3.500% due 11/16/26	1,000,000	1,003,682
3.750% due 02/25/26	1,300,000	1,332,674
UBS Group Funding Switzerland AG (Switzerland) (LIBOR + 1.220%) 2.534% due 05/23/23 § ~	2,000,000	2,032,531

		61,848,135

Industrial - 8.4%

Apex Tool Group LLC 7.000% due 02/01/21 ~	1,787,000	1,661,910
ARD Finance SA (Luxembourg)
7.125% Cash or 7.875% PIK due 09/15/23	2,050,000	2,193,500
Ardagh Packaging Finance PLC (Ireland)
6.000% due 02/15/25 ~	750,000	795,938
7.250% due 05/15/24 ~	400,000	440,248
BWAY Holding Co 5.500% due 04/15/24 ~	1,350,000	1,412,438
Cloud Crane LLC 10.125% due 08/01/24 ~	3,300,000	3,671,250
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	3,250,000	3,217,500
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	1,500,000	1,560,000
JPW Industries Holding Corp 9.000% due 10/01/24 ~	1,450,000	1,489,875
Masco Corp
3.500% due 04/01/21	1,075,000	1,109,260
4.375% due 04/01/26	1,025,000	1,093,675
7.750% due 08/01/29	233,000	307,315
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	1,850,000	2,002,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-15

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Novelis Corp
5.875% due 09/30/26 ~	$1,975,000	$2,009,563
6.250% due 08/15/24 ~	550,000	574,860
Owens Corning
4.200% due 12/15/22	500,000	531,018
4.200% due 12/01/24	1,350,000	1,423,623
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	500,000	531,250
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	1,050,000	1,094,756
5.500% due 02/15/24 ~	450,000	473,625
Penske Truck Leasing Co LP
3.200% due 07/15/20 ~	1,500,000	1,537,909
3.300% due 04/01/21 ~	1,000,000	1,026,870
TransDigm Inc 6.500% due 07/15/24	1,000,000	1,035,000
US Concrete Inc 6.375% due 06/01/24	2,025,000	2,192,063
Welbilt Inc 9.500% due 02/15/24	750,000	865,313
Zekelman Industries Inc 9.875% due 06/15/23 ~	1,275,000	1,440,750

		35,692,134

Technology - 1.6%

Dell International LLC
5.450% due 06/15/23 ~	1,000,000	1,098,086
5.875% due 06/15/21 ~	200,000	209,584
Dell International LLC 6.020% due 06/15/26 ~	250,000	278,003
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	1,550,000	1,585,340
Infor US Inc 6.500% due 05/15/22	250,000	260,468
NXP BV (Netherlands)
3.875% due 09/01/22 ~	550,000	574,750
4.625% due 06/01/23 ~	1,500,000	1,616,250
Quintiles IMS Inc 4.875% due 05/15/23 ~	1,125,000	1,175,625

		6,798,106

Utilities - 1.2%

Calpine Corp 5.875% due 01/15/24 ~	1,500,000	1,558,200
Dynegy Inc
7.625% due 11/01/24	800,000	833,000
8.125% due 01/30/26 ~	500,000	515,625
NRG Energy Inc
6.625% due 03/15/23	750,000	777,188
7.250% due 05/15/26	375,000	404,063
Talen Energy Supply LLC
6.500% due 09/15/24 ~	500,000	379,375
6.500% due 06/01/25	800,000	612,000

		5,079,451

Total Corporate Bonds & Notes (Cost $280,316,348)		286,735,379

SENIOR LOAN NOTES - 19.9%

Basic Materials - 0.2%

Ineos US Finance LLC Term B (Luxembourg) (LIBOR + 2.750%) 3.985% due 03/31/22 §	987,472	994,076

	Principal Amount	Value
Communications - 2.1%

Altice US Finance I Corp Term B (LIBOR + 2.250%) 3.485% due 07/28/25 §	$2,472,401	$2,474,332
CSC Holdings LLC (LIBOR + 2.250%) 3.484% due 07/17/25 §	654,609	651,273
Frontier Communications Corp Term B-1 due 06/15/24 ¥	2,493,750	2,377,524
Level 3 Financing Inc Term B (LIBOR + 2.250%) 3.486% due 02/22/24 §	2,000,000	2,001,786
Sprint Communications Inc Term B (LIBOR + 2.500%) 3.750% due 02/02/24 §	1,492,500	1,496,631

		9,001,546

Consumer, Cyclical - 5.5%

Beacon Roofing Supply Inc due 08/24/18 ¥	1,450,000	1,446,375
Caesars Entertainment Resort Properties LLC Term B (LIBOR + 3.500%) 4.735% due 10/11/20 §	3,199,454	3,209,654
CEC Entertainment Inc Term B (LIBOR + 3.250%) 4.235% due 02/14/21 §	2,705,663	2,694,037
ClubCorp Holdings Inc Term B (LIBOR + 3.250%) 4.588% due 09/18/24 §	2,750,000	2,737,477
HD Supply Inc Term B-3 (LIBOR + 2.250%) 3.583% due 08/13/21 §	1,271,988	1,278,149
Neiman Marcus Group Ltd LLC (LIBOR + 3.250%) 4.481% due 10/25/20 §	968,634	724,962
New Red Finance Inc Term B (Canada) (LIBOR + 2.250%) 3.523% due 02/17/24 §	1,985,839	1,986,045
Nexeo Solutions LLC Term B (LIBOR + 3.750%) 5.070% due 06/09/23 §	987,538	996,425
Petco Animal Supplies Inc Term B-1 (LIBOR + 3.250%) 4.311% due 01/26/23 §	1,967,381	1,632,926
PetSmart Inc Term B (LIBOR + 3.000%) 4.240% due 03/10/22 §	1,959,900	1,668,715
SeaWorld Parks & Entertainment Inc Term B-5 due 03/31/24 ¥	2,493,734	2,428,720
Univar USA Inc Term B (LIBOR + 2.750%) 3.985% due 07/01/22 §	2,473,750	2,485,540

		23,289,025

Consumer, Non-Cyclical - 1.7%

Brightview Landscapes LLC
(2nd Lien)
(LIBOR + 6.500%) 7.734% due 12/18/21 §	351,064	352,929
Term B
(LIBOR + 3.000%) 4.235% due 12/18/20 §	719,906	723,562
Jaguar Holding Co II (LIBOR + 2.750%) 4.037% due 08/18/22 §	3,440,960	3,462,074

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-16

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Prime Security Services Borrower LLC Term B (LIBOR + 2.750%) 3.985% due 05/02/22 §	$1,492,509	$1,505,918
Valeant Pharmaceuticals International Inc Term BF1 (Canada) (LIBOR + 3.250%) 5.990% due 04/01/22 §	1,257,828	1,281,570

		7,326,053

Energy - 1.1%

Arch Coal Inc Term B due 03/07/24 ¥	2,493,734	2,504,644
Peabody Energy Corp (LIBOR + 4.500%) 4.735% due 03/31/22 §	2,045,132	2,056,635

		4,561,279

Financial - 1.4%

AmWINS Group Inc Term B (LIBOR + 2.750%) 3.984% due 01/25/24 §	1,488,750	1,493,505
VF Holdings Corp (LIBOR + 3.250%) 4.485% due 06/17/23 §	2,476,241	2,488,278
WaveDivision Holdings LLC Term B (LIBOR + 2.750%) 4.030% due 10/15/19 §	1,979,367	1,983,326

		5,965,109

Industrial - 5.0%

Avolon (US) LLC Term B-2 (Ireland) (LIBOR + 2.750%) 3.986% due 04/03/22 §	1,496,250	1,500,926
BWAY Corp Term B (LIBOR + 3.250%) 4.481% due 04/03/24 §	1,745,625	1,751,080
Flex Acquisition Co Inc (LIBOR + 3.250%) 4.299% due 12/29/23 §	1,995,000	2,002,980
Gates Global LLC Term B-1 (LIBOR + 3.250%) 4.583% due 03/31/24 §	1,419,065	1,426,806
GYP Holdings III Corp (LIBOR + 3.000%) 4.311% due 04/01/23 §	1,210,892	1,220,162
Jeld-Wen Inc Term B-3 (LIBOR + 3.000%) 4.333% due 07/01/22 §	1,142,344	1,153,461
Proampac PG Borrower LLC
(LIBOR + 4.000%) 5.283% due 11/18/23 §	1,985,000	2,008,262
(2nd Lien)
(LIBOR + 8.500%) 9.816% due 10/18/24 §	500,000	508,750
Quikrete Holdings Inc Term B (LIBOR + 2.750%) 3.985% due 11/15/23 §	1,488,750	1,488,750
Reynolds Group Holdings Inc Term B (LIBOR + 3.000%) 3.985% due 02/05/23 §	4,208,820	4,230,664
TransDigm Inc
Term D
(LIBOR + 3.000%) 4.327% due 06/04/21 §	987,245	991,024
Term E
due 05/14/22 ¥	2,992,704	3,003,520

		21,286,385

	Principal Amount	Value
Technology - 2.4%

First Data Corp (LIBOR + 2.250%) 3.487% due 07/10/22 §	$1,374,288	$1,377,466
Kronos Inc (2nd Lien) (LIBOR + 8.250%) 9.561% due 11/01/24 §	1,500,000	1,551,375
Microsemi Corp Term B (LIBOR + 3.000%) 3.553% due 01/15/23 §	1,310,377	1,314,707
Solera LLC Term B (LIBOR + 3.250%) 4.485% due 03/03/23 §	3,969,773	3,988,145
Tempo Acquisition LLC Term B (LIBOR + 3.000%) 4.235% due 05/01/24 §	1,995,000	1,999,156

		10,230,849

Utilities - 0.5%

Talen Energy Supply LLC Term B-1 due 07/06/23 ¥	1,994,987	1,958,828

Total Senior Loan Notes (Cost $85,437,782)		84,613,150

MORTGAGE-BACKED SECURITIES - 1.0%

Fannie Mae - 0.5%

2.500% due 10/01/32	2,000,000	2,013,359

Freddie Mac - 0.5%

2.500% due 10/01/32	2,000,000	2,013,945

Total Mortgage-Backed Securities (Cost $4,040,782)		4,027,304

ASSET-BACKED SECURITIES - 1.5%

ALM XII Ltd (Cayman)
(LIBOR + 1.600%) 2.904% due 04/16/27 § ~	900,000	903,888
(LIBOR + 2.050%) 3.354% due 04/16/27 § ~	600,000	603,125
Babson CLO Ltd (Cayman) (LIBOR + 1.550%) 2.854% due 01/18/25 § ~	1,000,000	1,002,369
Birchwood Park CLO Ltd (Cayman) (LIBOR + 1.180%) 2.484% due 07/15/26 § ~	700,000	702,786
Carlyle Global Market Strategies (Cayman) (LIBOR + 2.000%) 3.307% due 04/20/27 § ~	1,200,000	1,205,900
SLM Private Credit Student Loan Trust (LIBOR + 0.290%) 1.610% due 06/15/39 §	2,000,000	1,911,126

Total Asset-Backed Securities (Cost $6,247,344)		6,329,194

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-17

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 6.8%

Money Market Fund - 6.8%

BlackRock Liquidity Funds T-Fund Portfolio	28,965,726	$28,965,726

Total Short-Term Investment (Cost $28,965,726)		28,965,726

TOTAL INVESTMENTS - 102.5% (Cost $427,002,749)		435,306,889

OTHER ASSETS & LIABILITIES, NET - (2.5%)		(10,817,128)

NET ASSETS - 100.0%		$424,489,761

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	67.5%
Senior Loan Notes	19.9%
Short-Term Investment	6.8%
Common Stocks	4.6%
Others (each less than 3.0%)	3.7%

	102.5%
Other Assets & Liabilities, Net	(2.5%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment of $2,985,000 or 0.7% of net assets as of September 30, 2017, which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$2,985,000	$3,000,312	$15,312

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$19,695,368	$19,091,693	$—	$603,675
	Exchange-Traded Funds	4,940,768	4,940,768	—	—
	Corporate Bonds & Notes	286,735,379	—	286,735,379	—
	Senior Loan Notes	84,613,150	—	84,613,150	—
	Mortgage-Backed Securities	4,027,304	—	4,027,304	—
	Asset-Backed Securities	6,329,194	—	6,329,194	—
	Short-Term Investment	28,965,726	28,965,726	—	—
	Unfunded Loan Commitment	3,000,312	—	3,000,312	—

	Total	$438,307,201	$52,998,187	$384,705,339	$603,675

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-18

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.3%

Energy - 0.3%

Ocean Rig UDW Inc (Cyprus) *	172,651	$4,103,914

Total Common Stocks (Cost $4,143,624)		4,103,914

	Principal Amount
CORPORATE BONDS & NOTES - 3.2%

Consumer, Cyclical - 0.6%

Caesars Entertainment Resort Properties LLC 11.000% due 10/01/21	$7,000,000	7,463,750

Consumer, Non-Cyclical - 1.0%

Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	8,118,000	8,978,995
Valeant Pharmaceuticals International 6.750% due 08/15/21 ~	2,609,000	2,566,604

		11,545,599

Energy - 0.4%

EP Energy LLC
8.000% due 11/29/24 ~	3,459,000	3,510,885
9.375% due 05/01/20	2,000,000	1,675,000

		5,185,885

Industrial - 1.2%

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	14,745,000	15,022,206

Total Corporate Bonds & Notes (Cost $39,252,743)		39,217,440

SENIOR LOAN NOTES - 94.7%

Basic Materials - 3.6%

Avantor Performance Materials Holdings LLC (LIBOR + 4.000%) 5.240% due 03/10/24 §	10,945,000	10,932,687
Big River Steel LLC Term B (LIBOR + 5.000%) 6.333% due 08/15/23 §	4,250,000	4,292,500
Huntsman International LLC Term B (LIBOR + 3.000%) 4.235% due 04/01/23 §	1,768,225	1,780,381
MacDermid Inc
Term B-5
(LIBOR + 3.500%)
4.735% due 06/07/20 § ¥	11,884,859	11,954,896
Term B-6
(LIBOR + 3.000%)
4.235% due 06/07/23 § ¥	4,713,451	4,739,965
PQ Corp Term B-1 (LIBOR + 3.250%) 4.562% due 11/04/22 §	10,533,027	10,644,003

		44,344,432

	Principal Amount	Value
Communications - 9.8%

Altice US Finance I Corp Term B (LIBOR + 2.250%) 3.485% due 07/28/25 §	$9,476,250	$9,483,651
Avaya Inc
(LIBOR + 7.500%)
8.736% due 01/23/18 §	27,416,881	27,725,321
Term B-7
(LIBOR + 5.250%)
6.564% due 05/29/20 § Ω ¥	8,045,879	6,889,284
CSC Holdings LLC (LIBOR + 2.250%) 3.484% due 07/17/25 §	10,057,031	10,005,781
Cumulus Media Holdings Inc Term B (LIBOR + 3.250%) 4.490% due 12/23/20 §	8,616,908	7,130,492
Frontier Communications Corp Term B-1 (LIBOR + 3.750%) 4.990% due 06/15/24 §	9,226,875	8,796,838
iHeartCommunications Inc Term D (LIBOR + 6.750%) 8.083% due 01/30/19 §	11,495,000	8,897,130
Intelsat Jackson Holdings SA Term B-2 (Luxembourg) (LIBOR + 2.750%) 4.071% due 06/30/19 §	10,592,000	10,571,038
Sprint Communications Inc Term B (LIBOR + 2.500%) 3.750% due 02/02/24 §	9,950,000	9,977,542
Telesat Canada Term B-4 (Canada) (LIBOR + 3.000%) 4.240% due 11/17/23 §	6,417,678	6,480,135
Uber Technologies Inc Term B (LIBOR + 4.000%) 5.237% due 07/13/23 §	13,792,839	13,846,286

		119,803,498

Consumer, Cyclical - 20.5%

24 Hour Fitness Worldwide Inc Term B (LIBOR + 3.750%) 5.046% due 05/30/21 § ¥	8,833,601	8,847,293
BJ’s Wholesale Club Inc (2nd Lien) (LIBOR + 7.500%) 8.732% due 01/27/25 §	6,900,000	6,624,000
Caesars Entertainment Resort Properties LLC Term B (LIBOR + 3.500%) 4.735% due 10/11/20 §	22,600,121	22,672,170
Caesars Growth Properties Holdings LLC Term B (LIBOR + 3.000%) 4.235% due 05/08/21 §	15,845,280	15,875,988
CEC Entertainment Inc Term B (LIBOR + 3.250%) 4.235% due 02/14/21 §	14,463,107	14,400,959
CityCenter Holdings LLC Term B (LIBOR + 2.500%) 3.735% due 04/18/24 §	5,985,000	6,015,392
ClubCorp Holdings Inc Term B (LIBOR + 3.250%) 4.588% due 09/18/24 §	11,250,000	11,198,767
Dollar Tree Inc Term B-2 4.250% due 07/06/22	8,890,000	9,036,312
Dragon Merger Sub LLC
(LIBOR + 4.000%)
5.313% due 07/24/24 §	4,000,000	4,047,500
(2nd Lien)
(LIBOR + 8.250%)
9.563% due 07/24/25 §	2,750,000	2,763,750
Federal-Mogul Holdings LLC Term C (LIBOR + 3.750%) 4.983% due 04/15/21 §	1,592,633	1,601,426

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-19

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Golden Entertainment Inc Term B due 08/15/24 ¥	$7,000,000	$6,991,250
Golden Nugget Inc due 10/04/23 ¥	7,979,834	8,031,703
Landry’s Inc due 10/04/23 ¥	2,500,000	2,510,157
Morsco Inc (LIBOR + 7.000%) 8.235% due 10/31/23 §	6,132,813	6,196,698
NEP/NCP Holdco Inc (LIBOR + 3.250%) 4.485% due 07/21/22 §	3,487,404	3,496,122
New Red Finance Inc Term B (Canada) (LIBOR + 2.250%) 3.523% due 02/17/24 §	8,199,510	8,200,363
Nexeo Solutions LLC Term B (LIBOR + 3.750%) 5.070% due 06/09/23 §	7,396,581	7,463,151
NPC International Inc
(LIBOR + 3.500%)
4.738% due 04/20/24 §	8,399,682	8,464,427
(2nd Lien)
(LIBOR + 7.500%)
8.738% due 04/18/25 §	3,500,000	3,548,125
Petco Animal Supplies Inc Term B-1 (LIBOR + 3.250%) 4.311% due 01/26/23 §	5,962,331	4,948,735
PF Chang’s China Bistro Inc (LIBOR + 5.000%) 6.237% due 09/01/22 §	8,250,000	8,043,750
Playa Resorts Holding BV Term B (LIBOR + 3.000%) 4.320% due 04/27/24 § ¥	8,054,813	8,055,650
Radio Systems Corp Term B (LIBOR + 3.500%) 4.735% due 05/02/24 §	5,486,250	5,534,255
Rite Aid Corp (2nd Lien)
(LIBOR + 4.750%)
5.990% due 08/21/20 §	23,083,930	23,242,632
Term 2
(LIBOR + 3.875%)
5.115% due 06/21/21 §	500,000	503,437
SeaWorld Parks & Entertainment Inc Term B-5 (LIBOR + 3.000%) 4.333% due 03/31/24 § ¥	2,792,982	2,720,167
Spin Holdco Inc Term B (LIBOR + 3.750%) 5.014% due 11/14/22 §	9,476,250	9,455,099
SRS Distribution Inc
(2nd Lien)
(LIBOR + 8.750%)
9.985% due 02/24/23 §	12,943,580	13,321,105
Term B-4
(LIBOR + 3.250%)
4.525% due 08/25/22 §	7,049,159	7,102,027
Univar USA Inc Term B (LIBOR + 2.750%) 3.985% due 07/01/22 §	10,190,568	10,239,137

		251,151,547

Consumer, Non-Cyclical - 13.2%

Air Medical Group Holdings Inc Term B
(LIBOR + 3.500%)
4.485% due 04/28/22 §	6,981,055	6,941,786
due 09/26/24 ¥	6,250,000	6,255,875
Air Methods Corp (LIBOR + 3.500%) 4.833% due 04/21/24 §	4,917,199	4,861,113

	Principal Amount	Value
Albertson’s LLC Term B-6 (LIBOR + 3.000%) 4.317% due 06/22/23 § ¥	$2,793,000	$2,689,260
Allied Universal Holdco LLC
(LIBOR + 3.750%)
5.083% due 07/28/22 §	11,046,342	11,047,491
(2nd Lien)
(LIBOR + 8.500%)
9.811% due 07/28/23 §	5,100,000	5,106,375
Alphabet Holding Co Inc
(LIBOR + 3.500%)
4.833% due 08/15/24 § ¥	6,500,000	6,450,574
(2nd Lien)
(LIBOR + 7.750%)
9.083% due 08/15/25 §	7,750,000	7,627,294
Avantor Inc due 09/22/24 ¥	7,375,000	7,398,047
Avatar Purchaser Inc due 09/29/24 ¥	7,000,000	6,965,000
Brand Energy & Infrastructure Services Inc (LIBOR + 4.250%) 5.522% due 06/21/24 §	15,211,875	15,301,762
Brightview Landscapes LLC (2nd Lien) (LIBOR + 6.500%) 7.734% due 12/18/21 §	2,870,922	2,886,175
Camelot Finance LP (LIBOR + 3.500%) 4.735% due 10/03/23 §	7,294	7,330
Diamond BC BV (LIBOR + 3.000%) 4.316% due 09/06/24 §	7,625,000	7,618,770
Garda World Security Corp Term B (Canada) (LIBOR + 4.000%) 5.315% due 05/03/24 §	8,116,060	8,199,761
Jaguar Holding Co II (LIBOR + 2.750%) 4.037% due 08/18/22 §	4,154	4,179
NVA Holdings Inc
(2nd Lien)
(LIBOR + 7.000%)
8.333% due 08/14/22 §	1,142,857	1,153,571
Term B-2
(LIBOR + 3.500%)
4.833% due 08/14/21 §	8,885,932	8,967,851
PAREXEL International Corp Term B due 09/29/24 ¥	7,750,000	7,813,937
Prime Security Services Borrower LLC Term B (LIBOR + 2.750%) 3.985% due 05/02/22 §	9,646,585	9,733,250
Reddy Ice Corp (LIBOR + 5.500%) 6.881% due 04/01/19 §	10,578,311	10,450,980
Valeant Pharmaceuticals International Inc Term BF1 (LIBOR + 3.250%) 5.990% due 04/01/22 § ¥	16,967,110	17,287,364
WEX Inc Term B (LIBOR + 2.750%) 3.985% due 07/01/23 §	7,539,634	7,619,743

		162,387,488

Energy - 0.8%

Arch Coal Inc Term B (LIBOR + 4.000%) 4.485% due 03/07/24 § ¥	5,486,216	5,510,218
EP Energy LLC Term B-3 (2nd Lien) (LIBOR + 2.750%) 3.952% due 05/24/18 §	180,322	167,699

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-20

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Peabody Energy Corp (LIBOR + 4.500%) 4.735% due 03/31/22 § ¥	$3,408,553	$3,427,726
Traverse Midstream Partners LLC Term B due 09/27/24 ¥	1,000,000	1,013,750

		10,119,393

Financial - 10.0%

AlixPartners LLP Term B
(LIBOR + 2.750%)
4.075% due 04/04/24 § ¥	4,000,000	4,017,500
(LIBOR + 3.000%)
4.333% due 04/04/24 §	10,198,750	10,243,370
Alliant Holdings Intermediate LLC (LIBOR + 3.250%) 4.564% due 08/14/22 §	16,124,005	16,208,704
AmWINS Group Inc (2nd Lien)
(LIBOR + 6.750%)
7.985% due 01/24/25 §	3,508,475	3,593,264
Term B
(LIBOR + 2.750%)
3.984% due 01/25/24 §	977,538	980,660
DTZ US Borrower LLC
(2nd Lien)
(LIBOR + 8.250%)
9.561% due 11/04/22 §	400,426	402,094
Term B
(LIBOR + 3.250%)
4.566% due 11/04/21 §	10,774,088	10,812,250
HUB International Ltd Term B (LIBOR + 3.250%) 4.312% due 10/02/20 § ¥	16,418,141	16,540,292
NFP Corp Term B (LIBOR + 3.500%) 4.735% due 01/08/24 §	11,559,162	11,656,178
USI Inc Term B
(LIBOR + 3.000%)
3.000% due 05/16/24 § ¥	4,000,000	3,992,500
(LIBOR + 3.000%)
4.314% due 05/16/24 §	12,800,000	12,761,331
VF Holdings Corp (LIBOR + 3.250%) 4.485% due 06/17/23 §	18,991,121	19,083,437
WaveDivision Holdings LLC Term B (LIBOR + 2.750%) 4.030% due 10/15/19 §	12,827,825	12,853,481

		123,145,061

Industrial - 24.8%

Accudyne Industries Borrower SCA Term B (Luxembourg) (LIBOR + 3.750%) 5.013% due 08/02/24 § ¥	9,000,000	9,033,750
Allflex Holdings III Inc Term B (LIBOR + 3.250%) 4.706% due 07/17/20 §	5,880,504	5,929,506
Anchor Glass Container Corp (LIBOR + 2.750%) 4.014% due 12/07/23 §	992,500	997,876
(2nd Lien) (LIBOR + 7.750%) 9.067% due 12/07/24 §	5,830,000	5,942,956
Avolon (US) LLC (Ireland) Term B-1 (LIBOR + 2.250%) 3.486% due 09/20/20 §	997,500	1,001,953
Term B-2
(LIBOR + 2.750%)
3.986% due 04/03/22 § ¥	16,485,000	16,536,516

	Principal Amount	Value
BWAY Corp Term B (LIBOR + 3.250%) 4.481% due 04/03/24 §	$9,975,000	$10,006,172
Clark Equipment Co Term B (South Korea) (LIBOR + 2.750%) 4.083% due 05/12/24 §	7,462,500	7,514,581
Columbus McKinnon Corp Term B (LIBOR + 3.000%) 4.333% due 01/20/24 §	4,277,268	4,305,284
Crosby US Acquisition Corp
(LIBOR + 3.000%)
4.315% due 11/22/20 §	13,396,911	12,417,262
(2nd Lien)
(LIBOR + 6.000%)
7.315% due 11/22/21 §	2,799,925	2,323,937
DiversiTech Holdings Inc
(LIBOR + 3.500%)
4.840% due 06/01/24 §	8,728,125	8,768,126
(2nd Lien)
(LIBOR + 7.500%)
8.840% due 06/02/25 §	5,750,000	5,843,437
Drillship Kithira Owners Inc 8.000% due 09/20/24	1,049,041	1,067,399
Engineered Machinery Holdings Inc
(LIBOR + 3.250%)
4.275% due 07/19/24 §	44,248	44,331
(LIBOR + 3.250%)
4.556% due 07/19/24 §	442,478	443,308
(2nd Lien)
(LIBOR + 7.250%)
7.410% due 07/19/25 §	19,148	19,317
(2nd Lien)
(LIBOR + 7.250%)
8.561% due 07/19/25 §	1,340,426	1,352,154
EWT Holdings III Corp (LIBOR + 3.750%) 5.083% due 01/15/21 §	9,605,779	9,725,851
Filtration Group Inc Term B (LIBOR + 3.000%) 4.235% due 11/21/20 §	1,989,645	2,006,847
Flex Acquisition Co Inc (LIBOR + 3.250%) 4.299% due 12/29/23 § ¥	17,218,742	17,287,617
Forterra Finance LLC (LIBOR + 3.000%) 4.235% due 10/25/23 §	5,441,297	4,622,833
Gardner Denver Inc Term B-1 (LIBOR + 2.750%) 4.083% due 07/30/24 § ¥	6,625,000	6,637,800
Gates Global LLC Term B-1 (LIBOR + 3.250%) 4.583% due 03/31/24 § ¥	14,021,075	14,097,560
GYP Holdings III Corp (LIBOR + 3.000%) 4.311% due 04/01/23 §	5,633,626	5,676,757
HGIM Corp Term B (LIBOR + 4.500%) 7.750% due 06/18/20 §	11,948,430	4,201,869
Jeld-Wen Inc Term B-3 (LIBOR + 3.000%) 4.333% due 07/01/22 §	10,181,881	10,280,972
Kloeckner Pentaplast of America Inc Term B (Luxembourg) (LIBOR + 4.250%) 5.583% due 06/29/22 § ¥	12,500,000	12,549,475
Power Products LLC (LIBOR + 4.000%) 5.307% due 12/20/22 §	7,716,861	7,789,206

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-21

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Proampac PG Borrower LLC
(LIBOR + 4.000%)
5.283% due 11/18/23 §	$15,755,290	$15,939,927
(2nd Lien)
(LIBOR + 8.500%)
9.816% due 11/18/24 §	3,690,000	3,754,575
Quikrete Holdings Inc Term B (LIBOR + 2.750%) 3.985% due 11/15/23 §	12,660,594	12,660,594
Reynolds Group Holdings Inc Term B (LIBOR + 3.000%) 3.985% due 02/05/23 § ¥	18,392,621	18,488,079
StandardAero Aviation Holdings Inc
(LIBOR + 3.750%)
due 07/07/22 ¥	6,000,000	6,046,074
(LIBOR +3.750%)
4.990% due 07/07/22 §	1,492,386	1,505,071
Transcendia Holdings Inc Term B (LIBOR + 4.000%) 5.235% due 05/30/24 §	5,486,250	5,561,686
TransDigm Inc
Term D
(LIBOR + 3.000%)
4.327% due 06/04/21 §	3,334,552	3,347,316
Term F
(LIBOR + 3.000%)
4.269% due 06/09/23 §	3,959,900	3,973,514
Term G
(LIBOR + 3.000%)
4.257% due 08/22/24 §	17,705,625	17,757,272
TricorBraun Inc (LIBOR + 3.750%) 5.083% due 10/30/23 §	4,060,227	4,093,684
USIC Holdings Inc (LIBOR + 3.500%) 5.004% due 12/09/23 §	4,466,250	4,498,353
Welbilt Inc Term B (LIBOR + 3.000%) 3.985% due 03/03/23 §	4,546,917	4,582,442
Zekelman Industries Inc Term B (LIBOR + 3.750%) 3.750% due 06/14/21 §	5,295,990	5,322,470
Zodiac Pool Solutions LLC (LIBOR + 4.000%) 5.333% due 12/20/23 §	7,940,100	8,010,815

		303,966,524

Technology - 9.5%

Almonde Inc
(2nd Lien)
(LIBOR + 7.250%)
8.567% due 06/13/25 §	750,000	766,607
Term B
(LIBOR + 3.500%)
4.817% due 06/16/24 §	5,750,000	5,780,561
Applied Systems Inc
(2nd Lien)
(LIBOR + 7.000%)
8.324% due 09/19/25 § ¥	9,220,000	9,485,075
Term B
(LIBOR + 3.250%)
4.574% due 09/19/24 §	3,000,000	3,032,499
Bright Bidco BV (Netherlands) (LIBOR + 4.500%) 5.816% due 06/30/24 §	3,990,000	4,032,394
CCC Information Services Inc
(2nd Lien)
(LIBOR + 6.750%)
7.985% due 03/31/25 §	11,955,000	12,343,537

	Principal Amount	Value
Term B
(LIBOR + 3.000%)
4.240% due 03/31/24 §	$7,481,250	$7,475,796
Hyland Software Inc (LIBOR + 3.250%) 4.485% due 07/01/22 §	2,743,108	2,772,467
Kronos Inc
(2nd Lien)
(LIBOR + 8.250%)
9.561% due 11/01/24 §	15,550,000	16,082,588
Term B
(LIBOR + 3.500%)
4.811% due 11/01/23 §	7,457,553	7,508,123
McAfee LLC Term B due 09/28/24 ¥	7,500,000	7,544,063
Rackspace Hosting Inc Term B (LIBOR + 3.000%) 4.311% due 11/03/23 §	3,885,512	3,886,207
Solera LLC Term B (LIBOR + 3.250%) 4.485% due 03/03/23 §	20,343,180	20,437,329
Tempo Acquisition LLC Term B (LIBOR + 3.000%) 4.235% due 05/01/24 §	15,960,000	15,993,245

		117,140,491

Utilities - 2.5%

Energy Future Intermediate Holding Co LLC (LIBOR + 3.000%) 4.235% due 06/28/18 §	7,500,000	7,543,748
Helix Gen Funding LLC Term B (LIBOR + 3.750%) 5.083% due 06/03/24 §	4,282,388	4,334,432
Pike Corp Term B (LIBOR + 3.500%) 4.740% due 09/20/24 §	6,982,500	7,051,452
Talen Energy Supply LLC
Term B-1
(LIBOR + 4.000%)
5.235% due 07/06/23 § ¥	3,491,228	3,427,950
Term B-2
(LIBOR + 4.000%)
5.235% due 04/13/24 §	2,393,775	2,349,890
Vistra Operations Co LLC Term B-2 (LIBOR + 3.250%) 3.984% due 12/14/23 §	5,466,231	5,490,714

		30,198,186

Total Senior Loan Notes (Cost $1,165,558,931)		1,162,256,620

	Shares
SHORT-TERM INVESTMENT - 6.5%

Money Market Fund - 6.5%

BlackRock Liquidity Funds T-Fund Portfolio	80,039,318	80,039,318

Total Short-Term Investment (Cost $80,039,318)		80,039,318

TOTAL INVESTMENTS - 104.7% (Cost $1,288,994,616)		1,285,617,292

OTHER ASSETS & LIABILITIES, NET - (4.7%)		(57,603,752)

NET ASSETS - 100.0%		$1,228,013,540

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-22

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Industrial	26.0%
Consumer, Cyclical	21.1%
Consumer, Non-Cyclical	14.2%
Financial	10.0%
Communications	9.8%
Technology	9.5%
Short-Term Investment	6.5%
Basic Materials	3.6%
Others (each less than 3.0%)	4.0%

	104.7%
Other Assets & Liabilities, Net	(4.7%	)

	100.0%

(b)	An investment with a value of $6,889,284 or 0.6% of the Fund’s net assets was in default as of September 30, 2017.

(c)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments of $561,655 or less than 0.1% of net assets as of September 30, 2017, which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Engineered Machinery Holdings Inc	$13,274	$13,299	$25
Engineered Machinery Holdings Inc (2nd Lien)	140,426	141,655	1,229
TricorBraun Inc	407,955	412,462	4,507

	$561,655	$567,416	$5,761

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$4,103,914	$4,103,914	$—	$—
	Corporate Bonds & Notes	39,217,440	—	39,217,440	—
	Senior Loan Notes	1,162,256,620	—	1,162,256,620	—
	Short-Term Investment	80,039,318	80,039,318	—	—
	Unfunded Loan Commitments	567,416	—	567,416	—

	Total	$1,286,184,708	$84,143,232	$1,202,041,476	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-23

PACIFIC FUNDS

PACIFIC FUNDSSM LIMITED DURATION HIGH INCOME

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%

Consumer, Cyclical - 1.0%

Modular Space Corp * ±	21,952	$329,280

Total Common Stocks (Cost $381,841)		329,280

	Principal Amount
CORPORATE BONDS & NOTES - 58.3%

Basic Materials - 4.4%

ArcelorMittal (Luxembourg) 5.750% due 08/05/20	$250,000	273,125
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	150,000	145,500
Constellium NV (Netherlands)
6.625% due 03/01/25 ~	250,000	256,563
8.000% due 01/15/23 ~	250,000	265,625
Freeport-McMoran Inc 3.100% due 03/15/20	250,000	251,437
Hexion Inc 6.625% due 04/15/20	150,000	135,000
Teck Resources Ltd (Canada) 3.750% due 02/01/23	200,000	203,290

		1,530,540

Communications - 11.1%

CCO Holdings LLC 5.750% due 09/01/23	250,000	260,000
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	274,000	280,508
Charter Communications Operating LLC 4.464% due 07/23/22	250,000	264,298
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	150,000	155,250
CSC Holdings LLC 6.625% due 10/15/25 ~	250,000	274,375
DISH DBS Corp
5.875% due 11/15/24	150,000	157,718
6.750% due 06/01/21	250,000	275,625
Hughes Satellite Systems Corp 7.625% due 06/15/21	400,000	455,708
Outfront Media Capital LLC 5.250% due 02/15/22	250,000	259,375
Sprint Communications Inc 6.000% due 11/15/22	150,000	161,955
Sprint Corp 7.250% due 09/15/21	550,000	612,562
T-Mobile USA Inc 6.000% due 04/15/24	250,000	265,937
Townsquare Media Inc 6.500% due 04/01/23 ~	150,000	152,812
WaveDivision Escrow LLC 8.125% due 09/01/20 ~	250,000	256,875

		3,832,998

Consumer, Cyclical - 9.1%

AV Homes Inc 6.625% due 05/15/22	200,000	206,500
Beacon Roofing Supply Inc 6.375% due 10/01/23	250,000	267,500
Beazer Homes USA Inc
5.875% due 10/15/27 ~	50,000	50,125
7.250% due 02/01/23	450,000	470,250

	Principal Amount	Value
CalAtlantic Group Inc 6.625% due 05/01/20	$400,000	$442,800
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	180,000	177,300
CRC Escrow Issuer LLC 5.250% due 10/15/25 ~	125,000	125,000
IHO Verwaltungs GmbH (Germany) 4.500% Cash or 5.250% PIK due 09/15/23 ~	200,000	204,000
Landry’s Inc 6.750% due 10/15/24 ~	150,000	152,063
Lennar Corp 4.875% due 12/15/23	250,000	265,312
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	125,000	128,750
MGM Resorts International 6.750% due 10/01/20	250,000	276,250
NCL Corp Ltd 4.625% due 11/15/20 ~	250,000	256,875
The Men’s Wearhouse Inc 7.000% due 07/01/22	125,000	119,687

		3,142,412

Consumer, Non-Cyclical - 9.0%

Ahern Rentals Inc 7.375% due 05/15/23 ~	100,000	92,000
HCA Healthcare Inc 6.250% due 02/15/21	175,000	189,875
HCA Inc 5.250% due 04/15/25	400,000	433,500
Herc Rentals Inc 7.500% due 06/01/22 ~	230,000	249,837
JBS USA LUX SA (Brazil) 7.250% due 06/01/21 ~	300,000	307,500
MEDNAX Inc 5.250% due 12/01/23 ~	250,000	262,500
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	25,000	25,875
Tenet Healthcare Corp
5.125% due 05/01/25 ~	100,000	98,875
6.750% due 06/15/23	250,000	240,313
The ADT Corp 6.250% due 10/15/21	300,000	334,125
TMS International Corp 7.250% due 08/15/25 ~	160,000	164,000
Valeant Pharmaceuticals International Inc
5.625% due 12/01/21 ~	150,000	141,000
5.875% due 05/15/23 ~	50,000	44,313
6.375% due 10/15/20 ~	400,000	401,376
7.500% due 07/15/21 ~	100,000	100,000

		3,085,089

Energy - 5.9%

Callon Petroleum Co 6.125% due 10/01/24	200,000	210,000
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	200,000	228,250
Chesapeake Energy Corp
6.125% due 02/15/21	150,000	151,500
8.000% due 01/15/25 ~	25,000	25,313
Continental Resources Inc 3.800% due 06/01/24	150,000	145,500
Energy Transfer Partners LP 6.500% due 07/15/21	150,000	153,750
Ensco PLC 8.000% due 01/31/24	125,000	123,437
EP Energy LLC 8.000% due 11/29/24 ~	150,000	152,250
Precision Drilling Corp (Canada) 7.750% due 12/15/23	125,000	128,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-24

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Range Resources Corp 5.875% due 07/01/22 ~	$100,000	$103,750
Sanchez Energy Corp 7.750% due 06/15/21	150,000	142,875
SemGroup Corp
6.375% due 03/15/25 ~	50,000	49,250
7.250% due 03/15/26 ~	25,000	25,250
SESI LLC 7.125% due 12/15/21	200,000	205,000
Whiting Petroleum Corp 6.250% due 04/01/23	200,000	197,750

		2,042,000

Financial - 2.6%

Ally Financial Inc 4.250% due 04/15/21	350,000	363,125
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	175,000	169,313
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	156,000	153,367
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	207,000

		892,805

Industrial - 12.4%

Apex Tool Group LLC 7.000% due 02/01/21 ~	150,000	139,500
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	200,000	214,000
Ardagh Packaging Finance PLC (Ireland) 6.000% due 02/15/25 ~	200,000	212,250
Berry Global Inc 5.125% due 07/15/23	400,000	419,500
BWAY Holding Co 5.500% due 04/15/24 ~	150,000	156,937
Cloud Crane LLC 10.125% due 08/01/24 ~	125,000	139,062
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	250,000	247,500
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	165,000	171,600
Louisiana-Pacific Corp 4.875% due 09/15/24	175,000	180,751
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	150,000	162,375
Novelis Corp 5.875% due 09/30/26 ~	350,000	356,125
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	250,000	276,719
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	400,000	407,520
Sealed Air Corp 4.875% due 12/01/22 ~	500,000	533,750
TransDigm Inc 5.500% due 10/15/20	250,000	254,063
US Concrete Inc 6.375% due 06/01/24	200,000	216,500
Zekelman Industries Inc 9.875% due 06/15/23 ~	150,000	169,500

		4,257,652

Technology - 2.9%

Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	250,000	255,700
NXP BV (Netherlands) 4.625% due 06/01/23 ~	200,000	215,500
Quintiles IMS Inc 4.875% due 05/15/23 ~	250,000	261,250
Sensata Technologies BV 5.625% due 11/01/24 ~	250,000	276,250

		1,008,700

	Principal Amount	Value
Utilities - 0.9%

Calpine Corp 5.750% due 01/15/25	$250,000	$237,188
NRG Energy Inc 7.625% due 01/15/18	67,000	68,189

		305,377

Total Corporate Bonds & Notes (Cost $19,563,955)		20,097,573

SENIOR LOAN NOTES - 35.3%

Consumer, Cyclical - 15.4%

Caesars Entertainment Resort Properties LLC Term B (LIBOR + 3.500%) 4.735% due 10/11/20 §	240,625	241,392
Caesars Growth Properties Holdings LLC Term B (LIBOR + 3.000%) 4.235% due 05/08/21 §	497,500	498,464
CEC Entertainment Inc Term B (LIBOR + 3.250%) 4.235% due 02/14/21 §	482,500	480,427
ClubCorp Holdings Inc Term B (LIBOR + 3.250%) 4.588% due 09/18/24 §	250,000	248,862
Dollar Tree Inc Term B-2 4.250% due 07/06/22	625,000	635,286
Neiman Marcus Group Ltd LLC (LIBOR + 3.250%) 4.481% due 10/25/20 §	481,294	360,219
New Red Finance Inc Term B (Canada) (LIBOR + 2.250%) 3.523% due 02/17/24 §	371,110	371,148
Nexeo Solutions LLC Term B (LIBOR + 3.750%) 5.070% due 06/09/23 §	246,884	249,106
Petco Animal Supplies Inc Term B-1 (LIBOR + 3.250%) 4.311% due 01/26/23 §	488,750	405,663
PetSmart Inc Term B (LIBOR + 3.000%) 4.240% due 03/10/22 §	733,125	624,204
Rite Aid Corp (2nd Lien) (LIBOR + 4.750%) 5.990% due 08/21/20 §	750,000	755,156
SRS Distribution Inc (2nd Lien) (LIBOR + 8.750%) 9.985% due 02/24/23 §	448,630	461,715

		5,331,642

Consumer, Non-Cyclical - 6.9%

Brightview Landscapes LLC (2nd Lien) (LIBOR + 6.500%) 7.734% due 12/18/21 §	140,426	141,171
CHS/Community Health Systems Inc
Term G
(LIBOR + 2.750%)	21,308	21,243
4.067% due 12/31/19 §
Term H
(LIBOR + 3.000%)	39,344	39,191
4.317% due 01/27/21 §
Jaguar Holding Co II (LIBOR + 2.750%) 4.037% due 08/18/22 §	586,500	590,099
MPH Acquisition Holdings LLC Term B (LIBOR + 3.000%) 4.333% due 06/07/23 §	363,689	366,719

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-25

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Reddy Ice Corp (LIBOR + 5.500%) 6.881% due 04/01/19 §	$481,768	$475,969
US Foods Inc Term B (LIBOR + 2.750%) 3.985% due 06/27/23 §	733,836	739,296

		2,373,688

Financial - 2.8%

HUB International Ltd Term B (LIBOR + 3.250%) 4.312% due 10/02/20 §	240,044	241,830
VF Holdings Corp (LIBOR + 3.250%) 4.485% due 06/17/23 §	495,000	497,406
WaveDivision Holdings LLC Term B (LIBOR + 2.750%) 4.030% due 10/15/19 §	240,552	241,034

		980,270

Industrial - 4.7%

Avolon (US) LLC Term B-2 (Ireland) (LIBOR + 2.750%) 3.986% due 04/03/22 §	498,750	500,309
Crosby US Acquisition Corp (LIBOR + 3.000%) 4.315% due 11/22/20 §	482,456	447,176
EWT Holdings III Corp (LIBOR + 3.750%) 5.083% due 01/15/21 §	288,765	292,375
Gates Global LLC Term B-1 (LIBOR + 3.250%) 4.583% due 03/31/24 §	171,865	172,802
RBS Global Inc Term B (LIBOR + 2.750%) 4.060% due 08/21/23 §	204,401	205,350

		1,618,012

Technology - 2.6%

First Data Corp (LIBOR + 2.250%) 3.487% due 07/10/22 §	458,096	459,155
Kronos Inc (2nd Lien) (LIBOR + 8.250%) 9.561% due 11/01/24 §	250,000	258,563
Microsemi Corp Term B (LIBOR + 3.000%) 3.553% due 01/15/23 §	173,355	173,928

		891,646

	Principal Amount	Value
Utilities - 2.9%

AES Corp Term B (LIBOR + 2.000%) 3.317% due 05/19/22 §	$497,500	$497,396
Vistra Operations Co LLC
Term B
(LIBOR + 2.750%)	404,089	405,388
3.984% due 12/14/23 §
Term C
(LIBOR + 2.750%)	92,857	93,156
3.982% due 12/14/23 §

		995,940

Total Senior Loan Notes (Cost $12,541,292)		12,191,198

	Shares
SHORT-TERM INVESTMENT - 6.1%

Money Market Fund - 6.1%

BlackRock Liquidity Funds T-Fund Portfolio	2,113,396	2,113,396

Total Short-Term Investment (Cost $2,113,396)		2,113,396

TOTAL INVESTMENTS - 100.7% (Cost $34,600,484)		34,731,447

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(240,442)

NET ASSETS - 100.0%		$34,491,005

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	25.5%
Industrial	17.1%
Consumer, Non-Cyclical	15.9%
Communications	11.1%
Short-Term Investment	6.1%
Energy	5.9%
Technology	5.5%
Financial	5.4%
Basic Materials	4.4%
Utilities	3.8%

	100.7%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$329,280	$—	$—	$329,280
	Corporate Bonds & Notes	20,097,573	—	20,097,573	—
	Senior Loan Notes	12,191,198	—	12,191,198	—
	Short-Term Investment	2,113,396	2,113,396	—	—

	Total	$34,731,447	$2,113,396	$32,288,771	$329,280

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-26

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 3.1%

Consumer, Cyclical - 1.8%

Cedar Fair LP	1,300	$83,356
Ford Motor Co	5,000	59,850
Las Vegas Sands Corp	1,315	84,370
Lennar Corp ‘A’	950	50,160
Modular Space Corp * ±	7,317	109,755
Six Flags Entertainment Corp	755	46,010

		433,501

Financial - 0.7%

Bank of America Corp	4,245	107,568
The PNC Financial Services Group Inc	235	31,671
Wells Fargo & Co	750	41,362

		180,601

Industrial - 0.6%

Allegion PLC	1,340	115,870
Xylem Inc	631	39,520

		155,390

Total Common Stocks (Cost $647,207)		769,492

	Principal Amount
CORPORATE BONDS & NOTES - 89.8%

Basic Materials - 5.8%

Anglo American Capital PLC (United Kingdom) 4.750% due 04/10/27 ~	$200,000	208,984
ArcelorMittal (Luxembourg) 7.500% due 10/15/39	175,000	210,875
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	125,000	121,250
Blue Cube Spinco Inc 9.750% due 10/15/23	125,000	152,500
Constellium NV (Netherlands) 6.625% due 03/01/25 ~	250,000	256,562
Freeport-McMoRan Inc 6.875% due 02/15/23	125,000	136,875
Hexion Inc
6.625% due 04/15/20	75,000	67,500
10.375% due 02/01/22 ~	50,000	48,250
Teck Resources Ltd (Canada) 3.750% due 02/01/23	250,000	254,112

		1,456,908

Communications - 13.7%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	125,000	137,812
CCO Holdings LLC 5.375% due 05/01/25 ~	250,000	259,717
5.875% due 04/01/24 ~	100,000	106,375
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	124,000	128,340
7.625% due 03/15/20	100,000	99,125
CSC Holdings LLC 6.625% due 10/15/25 ~	300,000	329,250
DISH DBS Corp
5.125% due 05/01/20	50,000	52,547
5.875% due 11/15/24	175,000	184,004
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 10/15/20	100,000	96,750
8.000% due 02/15/24 ~	75,000	80,812
Lamar Media Corp 5.750% due 02/01/26	175,000	190,531

	Principal Amount	Value
Level 3 Financing Inc 5.250% due 03/15/26	$175,000	$179,758
Outfront Media Capital LLC 5.875% due 03/15/25	225,000	236,531
SFR Group SA (France) 7.375% due 05/01/26 ~	200,000	216,250
Sprint Corp
7.250% due 09/15/21	125,000	139,219
7.625% due 02/15/25	250,000	288,125
T-Mobile USA Inc
6.000% due 04/15/24	100,000	106,375
6.625% due 04/01/23	275,000	290,130
Townsquare Media Inc 6.500% due 04/01/23 ~	125,000	127,344
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	200,000	211,250

		3,460,245

Consumer, Cyclical - 19.5%

American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	155,550	166,082
American Axle & Manufacturing Inc
6.250% due 04/01/25 ~	75,000	76,687
6.500% due 04/01/27 ~	75,000	75,844
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	150,000	160,125
AV Homes Inc 6.625% due 05/15/22	175,000	180,687
Beazer Homes USA Inc
5.875% due 10/15/27 ~	25,000	25,062
7.250% due 02/01/23	175,000	182,875
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	175,000	179,375
11.000% due 10/01/21	75,000	79,969
CalAtlantic Group Inc
5.375% due 10/01/22	100,000	109,265
6.625% due 05/01/20	75,000	83,025
Carrols Restaurant Group Inc 8.000% due 05/01/22	125,000	133,437
CCM Merger Inc 6.000% due 03/15/22 ~	125,000	129,546
CEC Entertainment Inc 8.000% due 02/15/22	225,000	234,562
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	275,000	270,875
CRC Escrow Issuer LLC 5.250% due 10/15/25 ~	75,000	75,000
Dollar Tree Inc 5.750% due 03/01/23	150,000	158,940
Golden Nugget Inc 8.750% due 10/01/25 ~	150,000	153,000
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24 ~	200,000	220,050
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	204,250
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	125,000	131,406
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	125,000	135,000
Landry’s Inc 6.750% due 10/15/24 ~	275,000	278,781
Lennar Corp
4.750% due 05/30/25	50,000	52,437
4.875% due 12/15/23	200,000	212,250
Lithia Motors Inc 5.250% due 08/01/25 ~	125,000	130,156
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	150,000	154,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-27

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
New Red Finance Inc (Canada)
5.000% due 10/15/25 ~	$175,000	$178,937
Party City Holdings Inc 6.125% due 08/15/23 ~	125,000	130,625
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	75,000	76,500
5.500% due 04/15/27 ~	50,000	51,375
Tesla Inc 5.300% due 08/15/25 ~	150,000	146,857
The Men’s Wearhouse Inc 7.000% due 07/01/22	75,000	71,812
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	61,154	63,790
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	188,907	201,422
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	19,041	19,565

		4,934,069

Consumer, Non-Cyclical - 12.5%

Ahern Rentals Inc 7.375% due 05/15/23 ~	420,000	386,400
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	135,000	140,400
HCA Inc 5.250% due 04/15/25	450,000	487,687
Herc Rentals Inc 7.500% due 06/01/22 ~	161,000	174,886
Jaguar Holding Co II 6.375% due 08/01/23 ~	90,000	94,387
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	200,000	205,250
JBS USA LUX SA (Brazil)
5.875% due 07/15/24 ~	75,000	75,562
7.250% due 06/01/21 ~	50,000	51,250
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	25,000	25,875
5.875% due 09/30/27 ~	25,000	25,687
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	50,000	55,303
Tenet Healthcare Corp
4.625% due 07/15/24 ~	125,000	123,906
5.125% due 05/01/25 ~	75,000	74,156
6.750% due 06/15/23	125,000	120,156
7.500% due 01/01/22 ~	25,000	26,531
The ADT Corp 6.250% due 10/15/21	200,000	222,750
TMS International Corp 7.250% due 08/15/25 ~	165,000	169,125
United Rentals North America Inc
4.625% due 07/15/23	75,000	78,563
5.500% due 05/15/27	75,000	80,156
Valeant Pharmaceuticals International Inc
5.875% due 05/15/23 ~	50,000	44,313
6.375% due 10/15/20 ~	200,000	200,688
7.250% due 07/15/22 ~	50,000	48,938
7.500% due 07/15/21 ~	250,000	250,000

		3,161,969

Energy - 13.9%

Callon Petroleum Co 6.125% due 10/01/24	175,000	183,750
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27 ~	25,000	25,875
5.875% due 03/31/25	75,000	81,000
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	50,000	51,250

	Principal Amount	Value
Chesapeake Energy Corp
6.125% due 02/15/21	$50,000	$50,500
8.000% due 12/15/22 ~	46,000	49,795
8.000% due 01/15/25 ~	25,000	25,313
8.000% due 06/15/27 ~	25,000	24,813
Continental Resources Inc 3.800% due 06/01/24	125,000	121,250
Energy Transfer Equity LP 5.875% due 01/15/24	125,000	134,844
Ensco PLC
5.750% due 10/01/44	50,000	36,125
8.000% due 01/31/24	50,000	49,375
EP Energy LLC
7.750% due 09/01/22	175,000	111,563
8.000% due 11/29/24 ~	25,000	25,375
8.000% due 02/15/25 ~	25,000	19,594
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	100,000	87,750
6.500% due 01/15/25 ~	25,000	24,438
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	50,000	44,625
NuStar Logistics LP 5.625% due 04/28/27	75,000	79,313
Parsley Energy LLC 5.375% due 01/15/25 ~	125,000	128,281
PDC Energy Inc 6.125% due 09/15/24	150,000	157,500
Precision Drilling Corp (Canada)
6.625% due 11/15/20	44,843	45,236
7.750% due 12/15/23	75,000	76,875
QEP Resources Inc 6.875% due 03/01/21	150,000	158,625
Range Resources Corp 5.875% due 07/01/22 ~	160,000	166,000
Rice Energy Inc 7.250% due 05/01/23	100,000	108,500
Sanchez Energy Corp 7.750% due 06/15/21	150,000	142,875
SemGroup Corp
5.625% due 11/15/23	100,000	97,750
6.375% due 03/15/25 ~	75,000	73,875
7.250% due 03/15/26 ~	25,000	25,250
SESI LLC
7.125% due 12/15/21	100,000	102,500
7.750% due 09/15/24 ~	50,000	51,875
Southwestern Energy Co 7.500% due 04/01/26	125,000	130,000
Summit Midstream Holdings LLC
5.500% due 08/15/22	150,000	151,500
5.750% due 04/15/25	25,000	25,500
Targa Resources Partners LP
5.125% due 02/01/25	100,000	103,345
5.375% due 02/01/27	50,000	52,313
6.750% due 03/15/24	50,000	54,500
Transocean Inc 7.500% due 04/15/31	65,000	59,475
Weatherford International Ltd 8.250% due 06/15/23	50,000	51,625
Whiting Petroleum Corp 6.250% due 04/01/23	150,000	148,313
WPX Energy Inc
5.250% due 09/15/24	25,000	25,188
6.000% due 01/15/22	150,000	155,813

		3,519,262

Financial - 6.7%

AAF Holdings LLC 12.000% Cash or 12.750% PIK due 07/01/19 ~	67,474	70,848
Ally Financial Inc 5.750% due 11/20/25	350,000	380,783

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-28

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	$125,000	$120,938
Intelsat Connect Finance (Luxembourg) 12.500% due 04/01/22 ~	39,000	38,342
Iron Mountain Inc 4.875% due 09/15/27 ~	150,000	153,563
Jefferies Finance LLC 7.375% due 04/01/20 ~	375,000	388,125
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	175,000	190,502
Springleaf Finance Corp 8.250% due 12/15/20	175,000	198,188
The Howard Hughes Corp 5.375% due 03/15/25 ~	150,000	153,375

		1,694,664

Industrial - 11.3%

Allegion US Holding Co Inc 5.750% due 10/01/21	50,000	51,440
Apex Tool Group LLC 7.000% due 02/01/21 ~	175,000	162,750
BWAY Holding Co 5.500% due 04/15/24 ~	125,000	130,781
CD&R Waterworks Merger Sub LLC 6.125% due 08/15/25 ~	100,000	103,530
Cloud Crane LLC 10.125% due 08/01/24 ~	150,000	166,875
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	141,000	139,590
CPG Merger Sub LLC 8.000% due 10/01/21 ~	125,000	129,688
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	135,000	140,400
JPW Industries Holding Corp 9.000% due 10/01/24 ~	150,000	154,125
Louisiana-Pacific Corp 4.875% due 09/15/24	250,000	258,215
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	125,000	135,313
Novelis Corp 6.250% due 08/15/24 ~	125,000	130,650
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	75,000	78,197
5.500% due 02/15/24 ~	50,000	52,625
Sealed Air Corp
4.875% due 12/01/22 ~	75,000	80,063
5.125% due 12/01/24 ~	25,000	27,031
5.500% due 09/15/25 ~	75,000	82,688
TransDigm Inc 6.500% due 07/15/24	250,000	258,750
US Concrete Inc 6.375% due 06/01/24	215,000	232,738
Welbilt Inc 9.500% due 02/15/24	165,000	190,369
Zekelman Industries Inc 9.875% due 06/15/23 ~	125,000	141,250

		2,847,068

Technology - 3.6%

Dell International LLC 5.875% due 06/15/21 ~	125,000	130,990
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	275,000	281,270
Nuance Communications Inc 5.625% due 12/15/26 ~	100,000	106,500

	Principal Amount	Value
Quintiles IMS Inc 4.875% due 05/15/23 ~	$125,000	$130,625
Sensata Technologies BV 5.625% due 11/01/24 ~	225,000	248,625

		898,010

Utilities - 2.8%

Calpine Corp 5.875% due 01/15/24 ~	200,000	207,760
Dynegy Inc 7.625% due 11/01/24	100,000	104,125
8.125% due 01/30/26 ~	100,000	103,125
NRG Energy Inc 7.250% due 05/15/26	165,000	177,788
Talen Energy Supply LLC 6.500% due 06/01/25	150,000	114,750

		707,548

Total Corporate Bonds & Notes (Cost $21,906,611)		22,679,743

SENIOR LOAN NOTES - 0.6%

Consumer, Cyclical - 0.6%

Beacon Roofing Supply Inc due 08/24/18 ¥	150,000	149,625

Total Senior Loan Notes (Cost $149,625)		149,625

	Shares
SHORT-TERM INVESTMENT - 6.4%

Money Market Fund - 6.4%

BlackRock Liquidity Funds T-Fund Portfolio	1,627,740	1,627,740

Total Short-Term Investment (Cost $1,627,740)		1,627,740

TOTAL INVESTMENTS - 99.9% (Cost $24,331,183)		25,226,600

DERIVATIVES - 0.1%
(See Note (b) in Notes to Schedule of Investments)		24,033

OTHER ASSETS & LIABILITIES, NET - 0.0%		4,484

NET ASSETS - 100.0%		$25,255,117

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	21.9%
Energy	13.9%
Communications	13.7%
Consumer, Non-Cyclical	12.5%
Industrial	11.9%
Financial	7.4%
Short Term Investment	6.4%
Basic Materials	5.8%
Technology	3.6%
Others (each less than 3.0%)	2.8%

99.9%
Derivatives	0.1%
Other Assets & Liabilities, Net	0.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-29

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Swap agreement outstanding as of September 30, 2017 was as follows:

Total Return Swaps

Receive Total Return	Pay	Payment Frequency Pay/Receive	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	Q / Z	MSC	12/20/17	$500,000	$24,033	$—	$24,033

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$769,492	$659,737	$—	$109,755
	Corporate Bonds & Notes	22,679,743	—	22,679,743	—
	Senior Loan Notes	149,625	—	149,625	—
	Short-Term Investment	1,627,740	1,627,740	—	—
	Derivatives:
	Interest Rate Contracts
	Swaps	24,033	—	24,033	—

	Total	$25,250,633	$2,287,477	$22,853,401	$109,755

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-30

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 1.7%

DowDuPont Inc	3,246	$224,721

Communications - 13.3%

Alphabet Inc ‘A’ *	262	255,115
Alphabet Inc ‘C’ *	188	180,313
Amazon.com Inc *	317	304,748
AT&T Inc	6,567	257,229
CBS Corp ‘B’	2,424	140,592
Cisco Systems Inc	1,856	62,417
Comcast Corp ‘A’	6,752	259,817
Facebook Inc ‘A’ *	2,079	355,239

		1,815,470

Consumer, Cyclical - 9.0%

BorgWarner Inc	2,933	150,258
Delta Air Lines Inc	3,021	145,673
Lear Corp	459	79,444
McDonald’s Corp	1,325	207,601
PVH Corp	1,247	157,197
Royal Caribbean Cruises Ltd	960	113,798
The Home Depot Inc	1,392	227,676
Tiffany & Co	1,553	142,534

		1,224,181

Consumer, Non-Cyclical - 23.0%

Allergan PLC	766	156,992
Biogen Inc *	505	158,126
Celgene Corp *	1,515	220,917
Danaher Corp	1,746	149,772
Eli Lilly & Co	2,600	222,404
Gilead Sciences Inc	2,565	207,816
Hill-Rom Holdings Inc	1,414	104,636
Medtronic PLC	1,958	152,274
PepsiCo Inc	2,075	231,217
Pfizer Inc	5,625	200,813
Post Holdings Inc *	1,293	114,133
Quanta Services Inc *	1,933	72,236
The Hershey Co	1,594	174,017
The Procter & Gamble Co	3,088	280,946
Thermo Fisher Scientific Inc	1,069	202,255
Tyson Foods Inc ‘A’	2,332	164,289
UnitedHealth Group Inc	1,603	313,947

		3,126,790

Energy - 6.8%

Chevron Corp	1,178	138,415
ConocoPhillips	3,397	170,020
EOG Resources Inc	1,413	136,694
Exxon Mobil Corp	1,232	100,999
Halliburton Co	2,657	122,302
Marathon Petroleum Corp	1,528	85,690
TechnipFMC PLC (United Kingdom) *	2,800	78,176
Valero Energy Corp	1,238	95,239

		927,535

Financial - 17.2%

American Express Co	1,674	151,430
Bank of America Corp	8,997	227,984
Chubb Ltd	1,196	170,490
Citigroup Inc	1,693	123,149
E*TRADE Financial Corp *	2,569	112,034
Highwoods Properties Inc REIT	1,255	65,373
Huntington Bancshares Inc	8,660	120,894
JPMorgan Chase & Co	3,701	353,482
Prologis Inc REIT	2,715	172,294

	Shares	Value
Raymond James Financial Inc	1,815	$153,059
State Street Corp	1,948	186,112
SunTrust Banks Inc	2,676	159,944
Visa Inc ‘A’	2,436	256,365
XL Group Ltd (Bermuda)	2,359	93,063

		2,345,673

Industrial - 8.7%

Cummins Inc	931	156,436
Honeywell International Inc	966	136,921
Ingersoll-Rand PLC	906	80,788
Northrop Grumman Corp	731	210,323
Parker-Hannifin Corp	1,023	179,045
Stanley Black & Decker Inc	1,011	152,631
Waste Management Inc	1,945	152,235
WestRock Co	1,978	112,212

		1,180,591

Technology - 15.7%

Apple Inc	3,673	566,083
Applied Materials Inc	3,501	182,367
Broadcom Ltd	739	179,237
Cognizant Technology Solutions Corp ‘A’	1,293	93,794
Electronic Arts Inc *	1,319	155,721
Microsoft Corp	6,528	486,271
ON Semiconductor Corp *	5,918	109,305
Oracle Corp	5,398	260,993
QUALCOMM Inc	1,835	95,126

		2,128,897

Utilities - 2.7%

Public Service Enterprise Group Inc	4,733	218,901
Xcel Energy Inc	3,261	154,311

		373,212

Total Common Stocks (Cost $11,329,929)		13,347,070

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio	159,876	159,876

Total Short-Term Investment (Cost $159,876)		159,876

TOTAL INVESTMENTS - 99.3% (Cost $11,489,805)		13,506,946

OTHER ASSETS & LIABILITIES, NET - 0.7%		101,133

NET ASSETS - 100.0%		$13,608,079

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	23.0%
Financial	17.2%
Technology	15.7%
Communications	13.3%
Consumer, Cyclical	9.0%
Industrial	8.7%
Energy	6.8%
Others (each less than 3.0%)	5.6%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-31

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$13,347,070	$13,347,070	$—	$—
	Short-Term Investment	159,876	159,876	—	—

	Total	$13,506,946	$13,506,946	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-32

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Basic Materials - 2.4%

DowDuPont Inc	8,329	$576,617
Nucor Corp	3,163	177,254

		753,871

Communications - 7.8%

AT&T Inc	22,135	867,028
CBS Corp ‘B’	5,352	310,416
Cisco Systems Inc	11,070	372,284
Comcast Corp ‘A’	11,961	460,259
The Walt Disney Co	3,999	394,181

		2,404,168

Consumer, Cyclical - 4.6%

BorgWarner Inc	7,631	390,936
Delta Air Lines Inc	9,581	461,996
PVH Corp	2,142	270,020
The Home Depot Inc	1,903	311,255

		1,434,207

Consumer, Non-Cyclical - 22.6%

Allergan PLC	1,797	368,295
Amgen Inc	1,515	282,472
Biogen Inc *	838	262,394
Booz Allen Hamilton Holding Corp	3,796	141,932
Celgene Corp *	2,899	422,732
Danaher Corp	3,293	282,474
Eli Lilly & Co	2,821	241,308
Gilead Sciences Inc	5,259	426,084
Hill-Rom Holdings Inc	2,366	175,084
Johnson & Johnson	4,816	626,128
Medtronic PLC	4,881	379,595
PepsiCo Inc	4,269	475,695
Pfizer Inc	17,503	624,857
Quanta Services Inc *	8,756	327,212
The Hershey Co	3,172	346,287
The Procter & Gamble Co	4,658	423,785
Thermo Fisher Scientific Inc	2,078	393,158
Tyson Foods Inc ‘A’	5,314	374,371
UnitedHealth Group Inc	2,194	429,695

		7,003,558

Energy - 9.5%

Chevron Corp	6,489	762,458
ConocoPhillips	7,761	388,438
Energen Corp *	4,550	248,794
EOG Resources Inc	5,499	531,973
Exxon Mobil Corp	6,405	525,082
Halliburton Co	5,728	263,660
Marathon Petroleum Corp	4,108	230,377

		2,950,782

Financial - 27.1%

American Express Co	4,134	373,962
Ameriprise Financial Inc	2,834	420,877
Bank of America Corp	40,435	1,024,623
Berkshire Hathaway Inc ‘B’ *	1,092	200,185
Chubb Ltd	4,345	619,380
Discover Financial Services	6,326	407,900
E*TRADE Financial Corp *	6,613	288,393
Equity LifeStyle Properties Inc REIT	3,833	326,112
Highwoods Properties Inc REIT	4,318	224,925
Huntington Bancshares Inc	31,622	441,443
JPMorgan Chase & Co	12,705	1,213,455
Morgan Stanley	6,515	313,828
Prologis Inc REIT	6,752	428,482
State Street Corp	6,087	581,552

	Shares	Value
SunTrust Banks Inc	9,920	$592,918
The Allstate Corp	5,223	480,046
Wells Fargo & Co	8,127	448,204

		8,386,285

Industrial - 10.7%

Cummins Inc	1,811	304,302
Honeywell International Inc	2,213	313,671
Northrop Grumman Corp	1,873	538,900
Parker-Hannifin Corp	3,307	578,791
Raytheon Co	1,437	268,115
Stanley Black & Decker Inc	3,000	452,910
Waste Management Inc	6,475	506,798
WestRock Co	6,048	343,103

		3,306,590

Technology - 7.2%

Broadcom Ltd	1,097	266,066
Hewlett Packard Enterprise Co	13,730	201,968
Micro Focus International PLC ADR (United Kingdom) * l	—	15
Microsoft Corp	4,725	351,965
ON Semiconductor Corp *	17,065	315,191
Oracle Corp	14,868	718,868
QUALCOMM Inc	6,895	357,437

		2,211,510

Utilities - 6.6%

American Electric Power Co Inc	4,997	350,989
DTE Energy Co	2,811	301,789
Edison International	6,035	465,721
Public Service Enterprise Group Inc	9,298	430,033
Xcel Energy Inc	10,696	506,135

		2,054,667

Total Common Stocks (Cost $26,147,112)		30,505,638

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	503,739	503,739

Total Short-Term Investment (Cost $503,739)		503,739

TOTAL INVESTMENTS - 100.1% (Cost $26,650,851)		31,009,377

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(32,126)

NET ASSETS - 100.0%		$30,977,251

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	27.1%
Consumer, Non-Cyclical	22.6%
Industrial	10.7%
Energy	9.5%
Communications	7.8%
Technology	7.2%
Utilities	6.6%
Consumer, Cyclical	4.6%
Others (each less than 3.0%)	4.0%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-33

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP VALUE

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$30,505,638	$30,505,638	$—	$—
	Short-Term Investment	503,739	503,739	—	—

	Total	$31,009,377	$31,009,377	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-34

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * " ±	142	$325

Total Rights (Cost $0)		325

COMMON STOCKS - 97.1%

Basic Materials - 4.5%

Kaiser Aluminum Corp	14,516	1,497,180
Kraton Corp *	40,609	1,642,228
PolyOne Corp	24,848	994,665
Steel Dynamics Inc	21,753	749,826
The Chemours Co	39,012	1,974,397
US Silica Holdings Inc	18,980	589,709

		7,448,005

Communications - 4.7%

Ciena Corp *	46,726	1,026,570
Finisar Corp *	28,420	630,071
GrubHub Inc *	21,863	1,151,306
LogMeIn Inc	10,494	1,154,865
NETGEAR Inc *	19,139	911,016
Sinclair Broadcast Group Inc ‘A’	35,097	1,124,859
TiVo Corp	33,160	658,226
Web.com Group Inc *	43,361	1,084,025

		7,740,938

Consumer, Cyclical - 15.5%

Alaska Air Group Inc	6,100	465,247
AMC Entertainment Holdings Inc ‘A’	32,093	471,767
American Eagle Outfitters Inc	13,043	186,515
American Woodmark Corp *	13,883	1,336,239
Aramark	41,114	1,669,640
Beacon Roofing Supply Inc *	19,500	999,375
Big Lots Inc	18,118	970,581
Bloomin’ Brands Inc	64,030	1,126,928
Chico’s FAS Inc	52,541	470,242
Cooper-Standard Holdings Inc *	13,375	1,551,099
iRobot Corp *	15,932	1,227,720
Lithia Motors Inc ‘A’	7,785	936,613
Marriott Vacations Worldwide Corp	11,352	1,413,665
Meritor Inc *	57,708	1,500,985
Pool Corp	6,565	710,136
Select Comfort Corp *	33,453	1,038,716
SkyWest Inc	28,332	1,243,775
Sonic Corp	36,326	924,497
Steven Madden Ltd *	18,770	812,741
Texas Roadhouse Inc	26,570	1,305,650
The Children’s Place Inc	8,524	1,007,111
Wabash National Corp	68,281	1,558,172
Watsco Inc	10,393	1,674,000
Wolverine World Wide Inc	29,232	843,343

		25,444,757

Consumer, Non-Cyclical - 20.6%

Adtalem Global Education Inc	28,297	1,014,447
Amedisys Inc *	18,727	1,047,963
Cardtronics PLC ‘A’ *	19,083	439,100
Central Garden & Pet Co ‘A’ *	36,554	1,359,443
Charles River Laboratories International Inc *	15,075	1,628,402
Deluxe Corp	19,601	1,430,089
Euronet Worldwide Inc *	14,752	1,398,342
Green Dot Corp ‘A’ *	26,082	1,293,146
Hill-Rom Holdings Inc	23,192	1,716,208
Horizon Pharma PLC *	43,366	549,881

	Shares	Value
INC Research Holdings Inc ‘A’ *	26,086	$1,364,298
Insperity Inc	16,661	1,466,168
Ionis Pharmaceuticals Inc *	16,104	816,473
Ironwood Pharmaceuticals Inc *	41,753	658,445
J&J Snack Foods Corp	5,121	672,387
LHC Group Inc *	19,344	1,371,876
ManpowerGroup Inc	4,768	561,766
MarketAxess Holdings Inc	5,447	1,005,026
Masimo Corp *	2,212	191,471
Merit Medical Systems Inc *	20,933	886,513
Molina Healthcare Inc *	25,471	1,751,386
Nektar Therapeutics *	39,526	948,624
NuVasive Inc *	18,449	1,023,182
Post Holdings Inc *	7,522	663,967
Service Corp International	47,989	1,655,621
Supernus Pharmaceuticals Inc *	45,136	1,805,440
Teleflex Inc	8,933	2,161,518
The Cooper Cos Inc	6,976	1,654,079
TrueBlue Inc *	14,843	333,225
Vanda Pharmaceuticals Inc *	58,109	1,040,151

		33,908,637

Energy - 1.7%

Energen Corp *	12,589	688,367
Laredo Petroleum Inc *	100,029	1,293,375
PDC Energy Inc *	17,882	876,754

		2,858,496

Financial - 19.7%

Alleghany Corp *	2,720	1,506,907
Brixmor Property Group Inc REIT	35,558	668,490
DCT Industrial Trust Inc REIT	22,924	1,327,758
Digital Realty Trust Inc REIT	3,000	355,038
Douglas Emmett Inc REIT	31,272	1,232,742
East West Bancorp Inc	25,354	1,515,662
Equity LifeStyle Properties Inc REIT	15,793	1,343,668
Everest Re Group Ltd	3,237	739,298
FNB Corp	125,734	1,764,048
Highwoods Properties Inc REIT	21,466	1,118,164
Hudson Pacific Properties Inc REIT	35,036	1,174,757
IBERIABANK Corp	18,821	1,546,145
Investors Bancorp Inc	76,068	1,037,568
Mack-Cali Realty Corp REIT	50,361	1,194,059
Mid-America Apartment Communities Inc REIT	7,980	852,902
Moelis & Co ‘A’	8,137	350,298
PacWest Bancorp	31,636	1,597,934
PS Business Parks Inc REIT	5,867	783,245
Radian Group Inc	86,840	1,623,040
Raymond James Financial Inc	15,640	1,318,921
Texas Capital Bancshares Inc *	16,073	1,379,063
The Hanover Insurance Group Inc	10,921	1,058,573
Umpqua Holdings Corp	57,597	1,123,717
Washington Real Estate Investment Trust REIT	41,733	1,367,173
Western Alliance Bancorp *	19,883	1,055,390
Wintrust Financial Corp	18,159	1,422,031
Zions Bancorp	40,775	1,923,765

		32,380,356

Industrial - 15.4%

AAR Corp	24,327	919,074
Aerojet Rocketdyne Holdings Inc *	42,485	1,487,400
Barnes Group Inc	23,014	1,621,106
EMCOR Group Inc	20,928	1,451,985
Generac Holdings Inc *	27,213	1,249,893
Graphic Packaging Holding Co	102,028	1,423,291
Harsco Corp *	70,354	1,470,399
ITT Inc	27,194	1,203,878
Kirby Corp *	9,435	622,238
Knowles Corp *	59,562	909,512
Lydall Inc *	16,383	938,746

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-35

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
MasTec Inc *	32,414	$1,504,010
Owens Corning	26,193	2,026,029
PerkinElmer Inc	18,856	1,300,498
Rogers Corp *	6,549	872,851
Ryder System Inc	16,749	1,416,128
SPX Corp *	55,349	1,623,940
TopBuild Corp *	15,258	994,364
US Concrete Inc *	16,904	1,289,775
WestRock Co	16,792	952,610

		25,277,727

Technology - 12.5%

Acxiom Corp *	50,956	1,255,556
Ambarella Inc *	19,077	934,964
Aspen Technology Inc *	17,363	1,090,570
Barracuda Networks Inc *	32,940	798,136
Bottomline Technologies Inc *	17,621	560,876
CommVault Systems Inc *	19,905	1,210,224
Diebold Nixdorf Inc	34,819	795,614
Integrated Device Technology Inc *	34,620	920,200
j2 Global Inc	17,572	1,298,219
Microsemi Corp *	30,241	1,556,807
MKS Instruments Inc	11,361	1,073,046
Nuance Communications Inc *	40,535	637,210
PTC Inc *	19,690	1,108,153
RealPage Inc *	54,129	2,159,747
Silicon Laboratories Inc *	17,764	1,419,344
Synopsys Inc *	18,347	1,477,484
Take-Two Interactive Software Inc *	16,254	1,661,646
Xperi Corp	20,367	515,285

		20,473,081

Utilities - 2.5%

Avista Corp	19,056	986,529
Black Hills Corp	18,754	1,291,588
CMS Energy Corp	17,747	822,041
Portland General Electric Co	23,307	1,063,731

		4,163,889

Total Common Stocks (Cost $139,812,794)		159,695,886

	Shares	Value
SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio	4,405,850	$4,405,850

Total Short-Term Investment (Cost $4,405,850)		4,405,850

TOTAL INVESTMENTS - 99.8% (Cost $144,218,644)		164,102,061

OTHER ASSETS & LIABILITIES, NET - 0.2%		373,015

NET ASSETS - 100.0%		$164,475,076

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	20.6%
Financial	19.7%
Consumer, Cyclical	15.5%
Industrial	15.4%
Technology	12.5%
Communications	4.7%
Basic Materials	4.5%
Others (each less than 3.0%)	6.9%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	An investment with a value of $325 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$325	$—	$—	$325
	Common Stocks	159,695,886	159,695,886	—	—
	Short-Term Investment	4,405,850	4,405,850	—	—

	Total	$164,102,061	$164,101,736	$—	$325

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-36

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Basic Materials - 2.7%

AK Steel Holding Corp *	6,673	$37,302
Kraton Corp *	3,358	135,798
Minerals Technologies Inc	514	36,314
PolyOne Corp	4,014	160,680
US Silica Holdings Inc	974	30,262

		400,356

Communications - 4.3%

Ciena Corp *	3,957	86,935
Finisar Corp *	3,579	79,346
GrubHub Inc *	1,832	96,473
NETGEAR Inc *	1,794	85,394
Sinclair Broadcast Group Inc ‘A’	3,591	115,092
TiVo Corp	4,342	86,189
Web.com Group Inc *	2,835	70,875

		620,304

Consumer, Cyclical - 12.5%

American Woodmark Corp *	1,052	101,255
Beacon Roofing Supply Inc *	889	45,561
Big Lots Inc	1,670	89,462
Bloomin’ Brands Inc	4,284	75,398
Chico’s FAS Inc	6,017	53,852
Cooper-Standard Holdings Inc *	988	114,578
Lithia Motors Inc ‘A’	1,042	125,363
Marriott Vacations Worldwide Corp	1,275	158,776
Meritor Inc *	5,003	130,128
Papa John’s International Inc	1,516	110,774
Select Comfort Corp *	3,087	95,851
SkyWest Inc	2,863	125,686
Sonic Corp	2,955	75,205
Steven Madden Ltd *	2,234	96,732
Texas Roadhouse Inc	2,859	140,491
The Children’s Place Inc	906	107,044
Wabash National Corp	5,555	126,765
Wolverine World Wide Inc	1,528	44,083

		1,817,004

Consumer, Non-Cyclical - 20.3%

ABM Industries Inc	1,766	73,660
Adtalem Global Education Inc	3,099	111,099
Amedisys Inc *	1,775	99,329
Amphastar Pharmaceuticals Inc *	4,303	76,895
Cardtronics PLC ‘A’ *	857	19,720
Central Garden & Pet Co ‘A’ *	3,720	138,347
Charles River Laboratories International Inc *	984	106,292
Deluxe Corp	1,623	118,414
FibroGen Inc *	1,786	96,087
Green Dot Corp ‘A’ *	1,675	83,047
HealthSouth Corp	2,849	132,051
Horizon Pharma PLC *	7,442	94,365
ICU Medical Inc *	911	169,309
INC Research Holdings Inc ‘A’ *	2,471	129,233
Insperity Inc	1,732	152,416
Ironwood Pharmaceuticals Inc *	6,230	98,247
J&J Snack Foods Corp	476	62,499
LHC Group Inc *	1,716	121,699
Masimo Corp *	658	56,957
Merit Medical Systems Inc *	3,630	153,731
Molina Healthcare Inc *	1,863	128,100
Nektar Therapeutics *	5,113	122,712
NuVasive Inc *	2,463	136,598
PAREXEL International Corp *	356	31,356
RPX Corp *	2,187	29,043
Supernus Pharmaceuticals Inc *	4,188	167,520
TrueBlue Inc *	3,470	77,902

	Shares	Value
Vanda Pharmaceuticals Inc *	4,749	$85,007
Viad Corp	1,525	92,873

		2,964,508

Energy - 1.3%

Laredo Petroleum Inc *	5,582	72,175
PDC Energy Inc *	845	41,430
QEP Resources Inc *	3,679	31,529
Sanchez Energy Corp *	8,526	41,095

		186,229

Financial - 24.1%

AG Mortgage Investment Trust Inc REIT	3,781	72,746
Apollo Commercial Real Estate Finance Inc REIT	2,609	47,249
Argo Group International Holdings Ltd	1,320	81,180
Banner Corp	1,613	98,845
Berkshire Hills Bancorp Inc	1,973	76,454
Capstead Mortgage Corp REIT	4,493	43,357
Cathay General Bancorp	3,168	127,354
CenterState Banks Inc	4,331	116,071
CNO Financial Group Inc	3,504	81,783
Enterprise Financial Services Corp	2,601	110,152
First Industrial Realty Trust Inc REIT	5,281	158,905
First Merchants Corp	2,968	127,416
First Midwest Bancorp Inc	4,399	103,025
Hanmi Financial Corp	2,794	86,474
Heritage Insurance Holdings Inc	4,075	53,831
IBERIABANK Corp	1,722	141,462
Independent Bank Corp	1,901	43,058
Invesco Mortgage Capital Inc REIT	4,789	82,036
Investors Bancorp Inc	6,683	91,156
Mack-Cali Realty Corp REIT	5,788	137,233
Moelis & Co ‘A’	2,151	92,601
National Storage Affiliates Trust REIT	4,308	104,426
Old National Bancorp	4,895	89,579
OM Asset Management PLC	5,319	79,359
Potlatch Corp REIT	1,524	77,724
Preferred Bank	1,114	67,230
PS Business Parks Inc REIT	980	130,830
Radian Group Inc	7,268	135,839
Stifel Financial Corp	1,831	97,885
Sunstone Hotel Investors Inc REIT	6,373	102,414
Texas Capital Bancshares Inc *	1,606	137,795
TriCo Bancshares	971	39,568
United Community Banks Inc	4,508	128,658
Washington Real Estate Investment Trust REIT	3,595	117,772
Wintrust Financial Corp	1,451	113,628
WSFS Financial Corp	2,408	117,390

		3,512,485

Industrial - 17.9%

AAR Corp	2,572	97,170
Air Transport Services Group Inc *	4,905	119,388
Barnes Group Inc	2,543	179,129
Belden Inc	427	34,386
Chart Industries Inc *	1,835	71,987
EMCOR Group Inc	2,288	158,741
EnerSys	1,691	116,966
Generac Holdings Inc *	2,007	92,182
Harsco Corp *	8,708	181,997
Knight-Swift Transportation Holdings Inc *	2,194	91,181
Knowles Corp *	7,140	109,028
Littelfuse Inc	854	167,282
MasTec Inc *	3,479	161,426
Rogers Corp *	595	79,302
Saia Inc *	2,413	151,174
SPX Corp *	2,629	77,135
SYNNEX Corp	844	106,774
TopBuild Corp *	1,725	112,418
Trinseo SA	2,571	172,514

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-37

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Universal Forest Products Inc	1,139	$111,804
US Concrete Inc *	1,208	92,170
Vishay Intertechnology Inc	6,737	126,656

		2,610,810

Technology - 11.1%

Acxiom Corp *	3,757	92,572
Ambarella Inc *	1,533	75,132
Barracuda Networks Inc *	3,230	78,263
Bottomline Technologies Inc *	1,308	41,634
Cabot Microelectronics Corp	962	76,893
CACI International Inc ‘A’ *	816	113,710
CommVault Systems Inc *	1,844	112,115
Diebold Nixdorf Inc	2,786	63,660
Entegris Inc *	4,712	135,941
Integrated Device Technology Inc *	3,217	85,508
j2 Global Inc	1,760	130,029
MKS Instruments Inc	688	64,982
Power Integrations Inc	1,124	82,277
RealPage Inc *	3,286	131,111
Silicon Laboratories Inc *	899	71,830
Silver Spring Networks Inc *	5,109	82,613
Verint Systems Inc *	2,857	119,565
Xperi Corp	2,674	67,652

		1,625,487

Utilities - 2.4%

ALLETE Inc	1,871	144,610
Avista Corp	482	24,953
Black Hills Corp	1,411	97,176
PNM Resources Inc	2,187	88,136

		354,875

Total Common Stocks (Cost $11,972,043)		14,092,058

EXCHANGE-TRADED FUND - 1.5%

iShares Russell 2000	1,463	216,787

Total Exchange-Traded Fund (Cost $212,495)		216,787

	Shares	Value
SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	219,152	$219,152

Total Short-Term Investment (Cost $219,152)		219,152

TOTAL INVESTMENTS - 99.6% (Cost $12,403,690)		14,527,997

OTHER ASSETS & LIABILITIES, NET - 0.4%		54,390

NET ASSETS - 100.0%		$14,582,387

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.1%
Consumer, Non-Cyclical	20.3%
Industrial	17.9%
Consumer, Cyclical	12.5%
Technology	11.1%
Communications	4.3%
Others (each less than 3.0%)	9.4%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$14,092,058	$14,092,058	$—	$—
	Exchange-Traded Fund	216,787	216,787	—	—
	Short-Term Investment	219,152	219,152	—	—

	Total	$14,527,997	$14,527,997	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-38

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Basic Materials - 2.6%

AK Steel Holding Corp *	20,017	$111,895
Kaiser Aluminum Corp	2,611	269,299
Kraton Corp *	8,406	339,939
Minerals Technologies Inc	2,932	207,146

		928,279

Communications - 1.8%

Finisar Corp *	7,338	162,683
NETGEAR Inc *	5,222	248,567
TiVo Corp	11,342	225,139

		636,389

Consumer, Cyclical - 10.3%

AMC Entertainment Holdings Inc ‘A’	9,648	141,826
Beacon Roofing Supply Inc *	5,095	261,119
Big Lots Inc	4,157	222,690
Caleres Inc	5,895	179,915
Chico’s FAS Inc	15,795	141,365
Cooper-Standard Holdings Inc *	3,046	353,245
FirstCash Inc	4,415	278,807
Haverty Furniture Cos Inc	4,694	122,748
Marriott Vacations Worldwide Corp	3,557	442,953
Meritor Inc *	11,343	295,031
Red Robin Gourmet Burgers Inc *	2,899	194,233
SkyWest Inc	10,133	444,839
The Children’s Place Inc	2,745	324,322
Wabash National Corp	10,251	233,928

		3,637,021

Consumer, Non-Cyclical - 10.9%

ABM Industries Inc	8,247	343,982
Adtalem Global Education Inc	12,172	436,366
AngioDynamics Inc *	8,744	149,435
Central Garden & Pet Co ‘A’ *	11,016	409,685
CONMED Corp	4,044	212,189
Deluxe Corp	4,681	341,526
Haemonetics Corp *	6,575	295,020
Horizon Pharma PLC *	20,239	256,630
LHC Group Inc *	5,383	381,762
Merit Medical Systems Inc *	2,401	101,682
Molina Healthcare Inc *	6,126	421,224
RPX Corp *	9,882	131,233
Viad Corp	5,851	356,326

		3,837,060

Energy - 2.9%

Exterran Corp *	5,476	173,096
Helix Energy Solutions Group Inc *	14,707	108,685
Laredo Petroleum Inc *	19,156	247,687
Parker Drilling Co *	28,556	31,412
PDC Energy Inc *	3,783	185,480
QEP Resources Inc *	22,205	190,297
Sanchez Energy Corp *	19,819	95,528

		1,032,185

Financial - 38.9%

AG Mortgage Investment Trust Inc REIT	9,835	189,225
Agree Realty Corp REIT	2,271	111,461
Apollo Commercial Real Estate Finance Inc REIT	10,481	189,808
Argo Group International Holdings Ltd	5,993	368,570
Banner Corp	4,927	301,927
Berkshire Hills Bancorp Inc	8,804	341,155
Camden National Corp	5,288	230,768
Capstead Mortgage Corp REIT	21,647	208,894
Cathay General Bancorp	9,253	371,971
CenterState Bank Corp	11,466	307,289

	Shares	Value
CNO Financial Group Inc	9,343	$218,066
Enterprise Financial Services Corp	8,121	343,924
First Industrial Realty Trust Inc REIT	15,180	456,766
First Interstate BancSystem Inc ‘A’	7,638	292,154
First Merchants Corp	9,119	391,479
First Midwest Bancorp Inc	15,493	362,846
Heritage Financial Corp	9,447	278,687
Heritage Insurance Holdings Inc	11,924	157,516
Hilltop Holdings Inc	10,227	265,902
Hope Bancorp Inc	9,189	162,737
Horizon Bancorp	7,529	219,621
Hudson Pacific Properties Inc REIT	9,742	326,649
IBERIABANK Corp	6,243	512,862
Independent Bank Corp	9,807	222,129
Invesco Mortgage Capital Inc REIT	21,797	373,383
Investors Bancorp Inc	28,287	385,835
Mack-Cali Realty Corp REIT	15,433	365,916
MFA Financial Inc REIT	20,092	176,006
National Storage Affiliates Trust REIT	14,176	343,626
Old National Bancorp	12,574	230,104
OM Asset Management PLC	17,569	262,129
Potlatch Corp REIT	6,027	307,377
Preferred Bank	4,345	262,221
PS Business Parks Inc REIT	3,370	449,895
Radian Group Inc	24,184	451,999
State Bank Financial Corp	9,072	259,913
Stifel Financial Corp	6,146	328,565
Sunstone Hotel Investors Inc REIT	18,989	305,153
Texas Capital Bancshares Inc *	4,844	415,615
TriCo Bancshares	4,320	176,040
Umpqua Holdings Corp	15,100	294,601
United Community Banks Inc	12,969	370,135
Washington Real Estate Investment Trust REIT	13,297	435,610
Wintrust Financial Corp	5,363	419,977
WSFS Financial Corp	6,789	330,964

		13,777,470

Industrial - 16.3%

AAR Corp	5,416	204,616
Aerojet Rocketdyne Holdings Inc *	7,710	269,927
Air Transport Services Group Inc *	9,836	239,408
ArcBest Corp	6,809	227,761
Barnes Group Inc	6,300	443,772
Belden Inc	4,658	375,109
Chart Industries Inc *	6,749	264,763
EMCOR Group Inc	7,196	499,258
EnerSys	2,579	178,389
Harsco Corp *	20,624	431,042
Knowles Corp *	20,805	317,692
MasTec Inc *	5,925	274,920
Sanmina Corp *	10,857	403,338
SYNNEX Corp	2,577	326,016
TopBuild Corp *	5,119	333,605
Trinseo SA	6,204	416,288
Universal Forest Products Inc	3,321	325,989
Vishay Intertechnology Inc	12,962	243,686

		5,775,579

Technology - 8.2%

Acxiom Corp *	12,989	320,049
Ambarella Inc *	3,381	165,703
Bottomline Technologies Inc *	4,296	136,742
Cabot Microelectronics Corp	2,872	229,559
CACI International Inc ‘A’ *	3,858	537,612
Entegris Inc *	11,769	339,536
Insight Enterprises Inc *	6,929	318,180
Silver Spring Networks Inc *	14,319	231,538
Verint Systems Inc *	11,301	472,947
Xperi Corp	6,308	159,592

		2,911,458

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-39

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Utilities - 4.6%

ALLETE Inc	6,863	$530,441
Black Hills Corp	6,671	459,432
PNM Resources Inc	5,155	207,747
Portland General Electric Co	8,938	407,930

		1,605,550

Total Common Stocks (Cost $27,678,277)		34,140,991

EXCHANGE-TRADED FUND - 1.4%

iShares Russell 2000 Value	4,084	506,906

Total Exchange-Traded Fund (Cost $466,007)		506,906

	Shares	Value
SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio	748,371	$748,371

Total Short-Term Investment (Cost $748,371)		748,371

TOTAL INVESTMENTS - 100.0% (Cost $28,892,655)		35,396,268

OTHER ASSETS & LIABILITIES, NET - 0.0%		686

NET ASSETS - 100.0%		$35,396,954

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	38.9%
Industrial	16.3%
Consumer, Non-Cyclical	10.9%
Consumer, Cyclical	10.3%
Technology	8.2%
Utilities	4.6%
Others (each less than 3.0%)	10.8%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$34,140,991	$34,140,991	$—	$—
	Exchange-Traded Fund	506,906	506,906	—	—
	Short-Term Investment	748,371	748,371	—	—

	Total	$35,396,268	$35,396,268	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-40

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP GROWTH

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * " ±	375	$859

Total Rights (Cost $0)		859

COMMON STOCKS - 98.1%

Basic Materials - 2.7%

Kaiser Aluminum Corp	3,594	370,685
PolyOne Corp	12,355	494,571
US Silica Holdings Inc	5,204	161,688

		1,026,944

Communications - 9.5%

Ciena Corp *	19,263	423,208
GrubHub Inc *	11,438	602,325
NETGEAR Inc *	7,352	349,955
RingCentral Inc ‘A’ *	14,687	613,182
Shutterfly Inc *	9,026	437,581
Sinclair Broadcast Group Inc ‘A’	12,198	390,946
TiVo Corp	22,036	437,415
Web.com Group Inc *	13,951	348,775

		3,603,387

Consumer, Cyclical - 15.3%

AMC Entertainment Holdings Inc ‘A’	12,786	187,954
American Woodmark Corp *	3,787	364,499
Beacon Roofing Supply Inc *	8,196	420,045
Bloomin’ Brands Inc	22,008	387,341
BMC Stock Holdings Inc *	14,472	308,977
Chico’s FAS Inc	20,214	180,915
iRobot Corp *	3,895	300,149
Lithia Motors Inc ‘A’	4,713	567,021
Select Comfort Corp *	13,029	404,550
Sonic Corp	16,397	417,304
Steven Madden Ltd *	8,308	359,736
Texas Roadhouse Inc	8,014	393,808
The Children’s Place Inc	3,276	387,059
Universal Electronics Inc *	5,247	332,660
Wabash National Corp	19,501	445,013
Wolverine World Wide Inc	12,716	366,857

		5,823,888

Consumer, Non-Cyclical - 31.0%

Aclaris Therapeutics Inc *	8,556	220,830
Amedisys Inc *	7,457	417,294
Amphastar Pharmaceuticals Inc *	12,327	220,283
BioTelemetry Inc *	10,141	334,653
Cardtronics PLC ‘A’ *	11,442	263,280
Deluxe Corp	9,615	701,510
Esperion Therapeutics Inc *	3,874	194,165
FibroGen Inc *	8,188	440,514
Green Dot Corp ‘A’ *	10,067	499,122
HealthSouth Corp	7,986	370,151
Horizon Pharma PLC *	32,121	407,294
ICU Medical Inc *	2,179	404,967
INC Research Holdings Inc ‘A’ *	7,942	415,367
Insperity Inc	6,607	581,416
iRhythm Technologies Inc *	6,003	311,436
Ironwood Pharmaceuticals Inc *	18,971	299,173
J&J Snack Foods Corp	2,717	356,742
LHC Group Inc *	5,802	411,478
Masimo Corp *	2,491	215,621
Merit Medical Systems Inc *	8,377	354,766
Molina Healthcare Inc *	8,169	561,700

	Shares	Value
Nektar Therapeutics *	27,342	$656,208
Neurocrine Biosciences Inc *	6,097	373,624
NuVasive Inc *	6,844	379,568
Puma Biotechnology Inc *	5,691	681,497
Revance Therapeutics Inc *	9,297	256,132
Supernus Pharmaceuticals Inc *	17,199	687,960
TrueBlue Inc *	11,265	252,899
Ultragenyx Pharmaceutical Inc *	4,639	247,073
Vanda Pharmaceuticals Inc *	15,640	279,956

		11,796,679

Energy - 0.2%

Sanchez Energy Corp *	19,187	92,481

Financial - 5.5%

BofI Holding Inc *	10,117	288,031
Eagle Bancorp Inc *	4,855	325,528
Home BancShares Inc	15,730	396,711
Moelis & Co ‘A’	7,429	319,818
PS Business Parks Inc REIT	3,016	402,636
Texas Capital Bancshares Inc *	3,942	338,224

		2,070,948

Industrial - 16.6%

Aerojet Rocketdyne Holdings Inc *	16,357	572,659
Forward Air Corp	5,638	322,663
Generac Holdings Inc *	11,677	536,325
Littelfuse Inc	2,869	561,980
Lydall Inc *	6,545	375,029
Masonite International Corp *	5,730	396,516
MasTec Inc *	10,012	464,557
Rogers Corp *	4,204	560,309
Saia Inc *	7,612	476,892
SPX Corp *	16,760	491,738
Tetra Tech Inc	5,999	279,253
TopBuild Corp *	5,530	360,390
Trinseo SA	6,391	428,836
US Concrete Inc *	6,349	484,429

		6,311,576

Technology - 17.3%

Acxiom Corp *	18,108	446,181
Ambarella Inc *	6,227	305,185
Barracuda Networks Inc *	19,920	482,662
Bottomline Technologies de Inc *	5,847	186,110
CommVault Systems Inc *	9,022	548,538
Diebold Nixdorf Inc	12,748	291,292
Integrated Device Technology Inc *	15,237	404,999
j2 Global Inc	8,128	600,497
MACOM Technology Solutions Holdings Inc *	5,700	254,277
MaxLinear Inc *	14,280	339,150
MKS Instruments Inc	6,154	581,245
Power Integrations Inc	5,283	386,716
RealPage Inc *	16,584	661,702
Silicon Laboratories Inc *	5,890	470,611
Silver Spring Networks Inc *	16,818	271,947
Xperi Corp	13,284	336,085

		6,567,197

Total Common Stocks (Cost $31,054,089)		37,293,100

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-41

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio	807,312	$807,312

Total Short-Term Investment (Cost $807,312)		807,312

TOTAL INVESTMENTS - 100.2% (Cost $31,861,401)		38,101,271

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(94,222)

NET ASSETS - 100.0%		$38,007,049

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	31.0%
Technology	17.3%
Industrial	16.6%
Consumer, Cyclical	15.3%
Communications	9.5%
Financial	5.5%
Others (each less than 3.0%)	5.0%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	An investment with a value of $859 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$859	$—	$—	$859
	Common Stocks	37,293,100	37,293,100	—	—
	Short-Term Investment	807,312	807,312	—	—

	Total	$38,101,271	$38,100,412	$—	$859

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-43

A-42

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2017 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2017. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Ω	Issuer filed bankruptcy and/or is in default as of September 30, 2017.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A under the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
"

The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).

l	Total shares owned by the Fund as of September 30, 2017 were less than one share.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 3D in Notes to Financial Statements).

Counterparty Abbreviation:

MSC	Morgan Stanley

Index Abbreviation:

iBoxx	Corporate Bond Index – High Yield

Payment Frequency Abbreviations:

Q	Quarterly
Z	At Maturity

Reference Rate Abbreviation:

LIBOR	London Interbank Offered Rate

Other Abbreviations:

ADR	American Depository Receipt
PIK	Payment In Kind
REIT	Real Estate Investment Trust

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

A-43

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017 (Unaudited)

	Pacific Funds Portfolio Optimization					Pacific Funds Diversified Alternatives
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
ASSETS
Investments in affiliated mutual funds, at cost	$289,255,880	$404,379,793	$1,101,699,696	$776,920,776	$238,379,785	$20,174,687
Investments in affiliated mutual funds, at value	$325,060,137	$479,177,160	$1,386,941,782	$1,032,032,693	$334,895,984	$20,852,932
Cash	107,916	139,933	205,604	109,364	13,063	6,215
Receivables:
Fund shares sold	400,947	112,828	2,546,630	361,301	29,348	1,124,998
Securities sold	169,096	206,927	868,644	396,233	311,650	—
Due from adviser	20,047	27,487	68,294	51,876	20,764	671
Prepaid expenses and other assets	6,024	4,891	10,382	8,781	4,638	20,838
Total Assets	325,764,167	479,669,226	1,390,641,336	1,032,960,248	335,275,447	22,005,654
LIABILITIES
Payables:
Fund shares redeemed	431,377	561,819	1,552,165	1,256,075	402,588	1,408
Securities purchased	107,916	139,933	205,604	109,364	13,063	1,084,181
Accrued advisory fees	53,496	78,450	227,066	168,248	54,455	3,171
Accrued administration fees	40,122	58,838	170,300	126,186	40,841	2,379
Accrued support service expenses	13,788	20,627	59,515	43,559	14,071	751
Accrued transfer agency out-of-pocket expenses	4,575	7,037	20,311	15,198	4,909	205
Accrued legal, audit and tax service fees	26,123	39,011	111,575	81,673	25,757	871
Accrued trustees’ fees and expenses and deferred compensation	3,271	3,709	9,693	6,567	1,864	2
Accrued distribution and/or service fees	29,069	40,602	112,173	79,842	24,778	465
Accrued other	18,933	27,931	77,059	57,052	18,728	1,461
Total Liabilities	728,670	977,957	2,545,461	1,943,764	601,054	1,094,894
NET ASSETS	$325,035,497	$478,691,269	$1,388,095,875	$1,031,016,484	$334,674,393	$20,910,760
NET ASSETS CONSIST OF:
Paid-in capital	$294,545,942	$406,596,298	$1,094,282,576	$771,221,527	$241,955,194	$20,621,227
Undistributed/accumulated net investment income (loss)	(1,181,150)	(2,360,526)	(8,168,125)	(6,236,899)	(2,097,227)	(36,441)
Undistributed/accumulated net realized gain (loss)	(4,133,552)	(341,870)	16,739,338	10,919,939	(1,699,773)	(352,271)
Net unrealized appreciation (depreciation) on investments	35,804,257	74,797,367	285,242,086	255,111,917	96,516,199	678,245
NET ASSETS	$325,035,497	$478,691,269	$1,388,095,875	$1,031,016,484	$334,674,393	$20,910,760
Class A Shares:
Net Assets	$134,404,769	$231,923,077	$710,314,377	$562,043,088	$187,395,742	$3,460,137
Shares of beneficial interest outstanding	11,760,813	18,059,978	48,933,464	35,837,997	10,952,350	346,138
Net Asset Value per share*	$11.43	$12.84	$14.52	$15.68	$17.11	$10.00
Sales Charge — Maximum is 5.50% of offering price	0.67	0.75	0.85	0.91	1.00	0.58
Maximum offering price per share	$12.10	$13.59	$15.37	$16.59	$18.11	$10.58
Class B Shares:
Net Assets	$27,954,243	$43,699,726	$131,015,761	$97,083,407	$29,486,317
Shares of beneficial interest outstanding	2,503,717	3,473,157	9,162,822	6,294,275	1,767,574
Net Asset Value per share*	$11.17	$12.58	$14.30	$15.42	$16.68
Class C Shares:
Net Assets	$147,162,204	$192,503,535	$501,428,147	$339,734,639	$101,578,484	$2,575,680
Shares of beneficial interest outstanding	13,184,713	15,306,688	35,125,080	22,093,091	6,099,187	262,146
Net Asset Value per share*	$11.16	$12.58	$14.28	$15.38	$16.65	$9.83
Class R Shares:
Net Assets	$7,031,584	$5,195,106	$25,508,491	$16,248,524	$7,866,177
Shares of beneficial interest outstanding	620,211	407,342	1,763,670	1,039,729	463,146
Net Asset Value per share	$11.34	$12.75	$14.46	$15.63	$16.98
Advisor Class:
Net Assets	$8,482,697	$5,369,825	$19,829,099	$15,906,826	$8,347,673	$14,874,943
Shares of beneficial interest outstanding	740,083	416,671	1,362,170	1,010,955	486,600	1,482,014
Net Asset Value per share	$11.46	$12.89	$14.56	$15.73	$17.16	$10.04

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income	Pacific Funds Limited Duration High Income	Pacific Funds High Income
ASSETS
Investments, at cost (excluding derivatives)	$357,989,546	$769,852,155	$427,002,749	$1,288,994,616	$34,600,484	$24,331,183
Investments, at value (excluding derivatives)	$360,256,774	$780,705,361	$435,306,889	$1,285,617,292	$34,731,447	$25,226,600
Cash	39,909	184,993	43,147	—	—	1
Foreign currency held, at value (1)	—	—	5,339	—	—	667
Receivables:
Dividends and interest	1,622,629	4,656,127	4,107,644	4,769,886	398,655	403,153
Fund shares sold	3,999,382	2,551,580	9,827,514	4,831,387	—	—
Securities sold	514,250	9,156,856	3,828,760	92,775,477	25,156	149,258
Due from adviser	79,328	176,118	95,098	253,297	12,350	10,232
Swap agreements, at value	—	—	—	—	—	24,033
Unfunded loan commitment appreciation	—	—	15,312	5,761	—	—
Prepaid expenses and other assets	37,737	20,142	39,991	34,708	24,644	26,121
Total Assets	366,550,009	797,451,177	453,269,694	1,388,287,808	35,192,252	25,840,065
LIABILITIES
Payables:
Fund shares redeemed	1,111,840	1,796,529	755,940	2,963,140	9,164	27,503
Securities purchased	5,756,060	24,592,694	27,379,074	154,188,387	651,700	525,762
Due to custodian	—	—	—	1,186,242	2,470	—
Income distributions	49,489	324,024	250,101	703,115	655	682
Accrued advisory fees	115,556	314,388	201,514	646,637	17,837	12,606
Accrued administration fees	86,188	173,427	100,351	262,411	5,616	4,689
Accrued support service expenses	12,679	31,667	15,795	50,283	411	1,158
Accrued custodian fees and expenses	7,906	20,415	8,649	34,952	2,953	1,671
Accrued transfer agency out-of-pocket expenses	3,979	9,862	4,849	15,353	451	375
Accrued legal, audit and tax service fees	22,813	58,488	26,714	84,021	2,618	2,226
Accrued trustees’ fees and expenses and deferred compensation	136	361	149	461	15	14
Accrued distribution and/or service fees	8,883	20,375	9,997	32,683	645	850
Accrued other	22,414	48,743	26,800	106,583	6,712	7,412
Total Liabilities	7,197,943	27,390,973	28,779,933	160,274,268	701,247	584,948
NET ASSETS	$359,352,066	$770,060,204	$424,489,761	$1,228,013,540	$34,491,005	$25,255,117
NET ASSETS CONSIST OF:
Paid-in capital	$358,806,448	$772,995,405	$427,337,603	$1,266,002,686	$38,077,041	$33,389,190
Undistributed/accumulated net investment income (loss)	44,286	126,528	84,875	254,304	(17,740)	12,332
Undistributed/accumulated net realized gain (loss)	(1,765,896)	(13,914,935)	(11,250,868)	(34,871,887)	(3,699,259)	(9,065,734)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	2,267,228	10,853,206	8,318,151	(3,371,563)	130,963	919,329
NET ASSETS	$359,352,066	$770,060,204	$424,489,761	$1,228,013,540	$34,491,005	$25,255,117
Class A Shares:
Net Assets	$88,798,647	$151,314,639	$71,987,369	$207,745,925	$5,101,037	$5,360,022
Shares of beneficial interest outstanding	8,572,890	14,174,406	6,646,069	20,591,328	557,584	512,423
Net Asset Value per share*	$10.36	$10.68	$10.83	$10.09	$9.15	$10.46
Sales Charge (2)	0.32	0.47	0.48	0.31	0.28	0.46
Maximum offering price per share	$10.68	$11.15	$11.31	$10.40	$9.43	$10.92
Class C Shares:
Net Assets	$42,950,812	$110,774,529	$55,323,100	$186,788,642	$3,434,769	$4,879,772
Shares of beneficial interest outstanding	4,154,403	10,374,172	5,117,612	18,547,809	376,321	467,247
Net Asset Value per share*	$10.34	$10.68	$10.81	$10.07	$9.13	$10.44
Class I Shares:
Net Assets	$3,953,518	$4,922,492	$3,332,252	$235,412,119	$23,412,457	$2,661,432
Shares of beneficial interest outstanding	382,211	460,723	309,366	23,301,928	2,559,418	256,514
Net Asset Value per share	$10.34	$10.68	$10.77	$10.10	$9.15	$10.38
Class P Shares:
Net Assets		$117,662,524		$75,840,469		$10,288,348
Shares of beneficial interest outstanding		10,982,110		7,507,906		992,690
Net Asset Value per share		$10.71		$10.10		$10.36
Advisor Class:
Net Assets	$223,649,089	$385,386,020	$293,847,040	$522,226,385	$2,542,742	$2,065,543
Shares of beneficial interest outstanding	21,589,078	36,022,786	27,123,966	51,587,832	278,151	197,367
Net Asset Value per share	$10.36	$10.70	$10.83	$10.12	$9.14	$10.47

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	The cost of foreign currency for Pacific Funds Strategic Income and Pacific Funds High Income was $6,640 and $788, respectively.
(2)	The Class A shares of Pacific Funds Short Duration Income, Pacific Funds Floating Rate Income, and Pacific Funds Limited Duration High Income are subject to a maximum 3.00% front-end sales charge. The Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2017 (Unaudited)

	Pacific Funds Large-Cap	Pacific Funds Large-Cap Value	Pacific Funds Small/ Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value	Pacific Funds Small-Cap Growth
ASSETS
Investments, at cost (excluding derivatives)	$11,489,805	$26,650,851	$144,218,644	$12,403,690	$28,892,655	$31,861,401
Investments, at value (excluding derivatives)	$13,506,946	$31,009,377	$164,102,061	$14,527,997	$35,396,268	$38,101,271
Cash	—	3	—	44	2	—
Receivables:
Dividends and interest	9,181	31,490	75,940	12,352	50,224	7,204
Fund shares sold	55,353	—	472,155	94,535	33,652	6,500
Securities sold	50,942	170,277	315,659	13,797	71,274	—
Due from adviser	6,746	9,049	25,067	6,812	8,541	8,642
Prepaid expenses and other assets	—	112	4,173	56	256	244
Total Assets	13,629,168	31,220,308	164,995,055	14,655,593	35,560,217	38,123,861
LIABILITIES
Payables:
Fund shares redeemed	3,000	207,236	10,317	—	5,321	34,215
Securities purchased	—	—	325,665	51,489	114,437	36,333
Due to custodian	2,359	—	5,326	—	—	—
Accrued advisory fees	6,060	16,260	109,635	9,523	23,328	25,599
Accrued administration fees	3,244	7,303	37,582	3,323	7,010	6,292
Accrued support service expenses	419	1,257	6,123	419	1,294	1,676
Accrued custodian fees and expenses	667	1,043	1,994	674	1,172	1,138
Accrued transfer agency out-of-pocket expenses	129	386	1,801	129	386	515
Accrued legal, audit and tax service fees	856	2,229	9,055	855	2,401	3,085
Accrued trustees’ fees and expenses and deferred compensation	6	13	41	6	15	19
Accrued distribution and/or service fees	587	682	2,597	159	264	113
Accrued other	3,762	6,648	9,843	6,629	7,635	7,827
Total Liabilities	21,089	243,057	519,979	73,206	163,263	116,812
NET ASSETS	$13,608,079	$30,977,251	$164,475,076	$14,582,387	$35,396,954	$38,007,049
NET ASSETS CONSIST OF:
Paid-in capital	$11,647,583	$25,708,820	$144,946,461	$12,328,265	$25,924,616	$30,716,170
Undistributed/accumulated net investment income (loss)	66,686	293,427	(90,188)	2,876	88,616	(103,394)
Undistributed/accumulated net realized gain (loss)	(123,331)	616,478	(264,614)	126,939	2,880,109	1,154,403
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	2,017,141	4,358,526	19,883,417	2,124,307	6,503,613	6,239,870
NET ASSETS	$13,608,079	$30,977,251	$164,475,076	$14,582,387	$35,396,954	$38,007,049
Class A Shares:
Net Assets	$4,298,695	$3,052,243	$20,400,464	$1,508,467	$1,135,851	$514,685
Shares of beneficial interest outstanding	358,815	271,661	1,611,931	120,058	93,260	43,291
Net Asset Value per share*	$11.98	$11.24	$12.66	$12.56	$12.18	$11.89
Sales Charge – Maximum is 4.25% of offering price	0.53	0.50	0.56	0.56	0.54	0.53
Maximum offering price per share	$12.51	$11.74	$13.22	$13.12	$12.72	$12.42
Class C Shares:
Net Assets	$3,182,848	$4,200,015	$12,161,307	$807,136	$1,646,084	$406,470
Shares of beneficial interest outstanding	267,807	377,537	973,665	64,564	136,326	34,616
Net Asset Value per share*	$11.88	$11.12	$12.49	$12.50	$12.07	$11.74
Class P Shares:
Net Assets						$12,278,731
Shares of beneficial interest outstanding						1,027,208
Net Asset Value per share						$11.95
Advisor Class:
Net Assets	$5,273,229	$21,960,593	$114,781,242	$11,926,007	$22,056,235	$12,815,941
Shares of beneficial interest outstanding	438,093	1,946,248	9,046,805	938,164	1,797,926	1,071,734
Net Asset Value per share	$12.04	$11.28	$12.69	$12.71	$12.27	$11.96
Investor Class:
Net Assets	$345,298	$100,686	$7,803,364	$15,942	$84,561	$1,246,459
Shares of beneficial interest outstanding	29,214	9,058	617,948	1,262	6,951	104,963
Net Asset Value per share	$11.82	$11.12	$12.63	$12.63	$12.16	$11.88
Class S:
Net Assets	$508,009	$1,663,714	$9,328,699	$324,835	$10,474,223	$10,744,763
Shares of beneficial interest outstanding	42,518	147,890	735,169	27,753	856,046	897,289
Net Asset Value per share	$11.95	$11.25	$12.69	$11.70	$12.24	$11.97

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	Pacific Funds Portfolio Optimization					Pacific Funds Diversified Alternatives
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$682,201	$887,662	$1,301,093	$684,337	$81,162	$31,527
Total Investment Income	682,201	887,662	1,301,093	684,337	81,162	31,527

EXPENSES
Advisory fees	328,677	485,063	1,398,689	1,029,981	329,365	16,347
Administration fees	246,508	363,797	1,049,017	772,486	247,023	12,261
Support services expenses	31,438	47,530	136,011	100,312	31,489	1,015
Shareholder report expenses	15,008	22,680	64,885	47,843	15,011	476
Distribution and/or service fees (1)
Class A	168,345	292,614	894,594	698,768	230,355	3,718
Class B	143,805	222,690	665,430	489,602	148,843
Class C	756,259	978,195	2,540,139	1,714,891	500,178	9,601
Class R	18,827	13,318	58,941	39,668	18,883
Transfer agency out-of-pocket expenses	12,738	19,291	55,437	40,774	12,839	402
Registration fees	35,838	36,408	42,348	41,529	36,724	22,389
Legal, audit and tax service fees	23,136	34,980	100,258	73,911	23,342	846
Trustees’ fees and expenses	7,067	10,681	30,552	22,531	7,065	218
Other	7,217	10,396	26,526	19,663	6,931	1,042
Total Expenses	1,794,863	2,537,643	7,062,827	5,091,959	1,608,048	68,315
Adviser Expense Reimbursement (2)	(132,442)	(181,967)	(456,016)	(346,563)	(133,401)	(5,954)
Net Expenses	1,662,421	2,355,676	6,606,811	4,745,396	1,474,647	62,361
NET INVESTMENT INCOME (LOSS)	(980,220)	(1,468,014)	(5,305,718)	(4,061,059)	(1,393,485)	(30,834)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions in affiliated mutual funds	653,965	2,962,290	9,052,760	7,695,802	1,698,907	(58,316)
Net Realized Gain (Loss)	653,965	2,962,290	9,052,760	7,695,802	1,698,907	(58,316)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities in affiliated mutual funds	12,867,558	22,054,368	77,501,207	67,765,099	25,534,707	587,575
Change in Net Unrealized Appreciation (Depreciation)	12,867,558	22,054,368	77,501,207	67,765,099	25,534,707	587,575
NET GAIN (LOSS)	13,521,523	25,016,658	86,553,967	75,460,901	27,233,614	529,259
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,541,303	$23,548,644	$81,248,249	$71,399,842	$25,840,129	$498,425

(1)	The Advisor Class shares are not subject to distribution and service fees (see Notes 1 and 6 in Notes to Financial Statements).
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income	Pacific Funds Limited Duration High Income	Pacific Funds High Income
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$41,717	$92,832	$229,894	$374,678	$6,048	$26,572
Interest, net of foreign taxes withheld	4,251,851	12,895,024	8,575,335	30,461,232	838,301	748,837
Other	—	—	—	63,054	—	—
Total Investment Income	4,293,568	12,987,856	8,805,229	30,898,964	844,349	775,409

EXPENSES
Advisory fees	627,638	1,882,220	1,134,199	3,855,866	111,207	80,903
Administration fees	467,900	1,035,222	564,864	1,553,192	33,927	29,634
Support services expenses	27,714	71,235	33,256	106,752	3,082	2,743
Custodian fees and expenses	5,546	13,729	6,355	31,725	2,151	1,280
Shareholder report expenses	13,207	33,970	15,809	50,698	1,469	1,309
Distribution and/or service fees (1)
Class A	96,365	196,392	85,011	263,282	6,566	6,879
Class C	214,450	578,195	259,833	928,460	17,069	24,260
Transfer agency out-of-pocket expenses	11,255	28,985	13,422	43,097	1,254	1,118
Registration fees	36,968	46,875	34,614	50,240	30,204	27,532
Legal, audit and tax service fees	20,621	52,722	25,082	82,485	2,321	1,947
Trustees’ fees and expenses	6,057	15,582	7,250	23,250	673	600
Interest expense and commitment fee	—	—	—	76,250	—	—
Other	14,508	26,126	19,784	33,221	7,834	8,971
Total Expenses	1,542,229	3,981,253	2,199,479	7,098,518	217,757	187,176
Advisory Fee Waiver (2)	—	—	—	(22,959)	(3,422)	—
Adviser Expense Reimbursement (3)	(446,867)	(1,007,383)	(544,509)	(1,462,384)	(71,793)	(59,369)
Net Expenses	1,095,362	2,973,870	1,654,970	5,613,175	142,542	127,807
NET INVESTMENT INCOME (LOSS)	3,198,206	10,013,986	7,150,259	25,285,789	701,807	647,602

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	759,673	4,559,235	1,344,707	4,181,321	(51,680)	139,593
Swap transactions	—	—	—	—	—	13,760
Net Realized Gain (Loss)	759,673	4,559,235	1,344,707	4,181,321	(51,680)	153,353

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	252,178	6,985,110	3,922,458	(11,009,779)	196,347	312,171
Unfunded loan commitments	—	—	15,312	(38,953)	—	—
Swaps	—	—	—	—	—	14,414
Foreign currencies	—	—	330	—	—	41
Change in Net Unrealized Appreciation (Depreciation)	252,178	6,985,110	3,938,100	(11,048,732)	196,347	326,626
NET GAIN (LOSS)	1,011,851	11,544,345	5,282,807	(6,867,411)	144,667	479,979
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,210,057	$21,558,331	$12,433,066	$18,418,378	$846,474	$1,127,581

Foreign taxes withheld on dividends and interest	$4,597	$4,455	$8,095	$—	$375	$301

(1)	Class I, Class P, and Advisor Class shares are not subject to distribution and service fees (see Notes 1 and 6 in Notes to Financial Statements).
(2)	See Note 6 in Notes to Financial Statements.
(3)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	Pacific Funds Large-Cap	Pacific Funds Large-Cap Value	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value	Pacific Funds Small-Cap Growth
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$110,953	$335,309	$723,473	$72,155	$258,061	$125,980
Total Investment Income	110,953	335,309	723,473	72,155	258,061	125,980

EXPENSES
Advisory fees	39,034	96,290	594,882	52,171	140,302	157,017
Administration fees	17,628	43,310	203,341	18,234	42,205	38,780
Support services expenses	941	2,847	11,711	941	2,595	3,788
Custodian fees and expenses	505	746	1,442	514	813	805
Shareholder report expenses	451	1,354	5,539	451	1,242	1,805
Distribution and/or service fees (1)
Class A	5,249	3,702	23,500	2,151	1,257	663
Class C	15,210	18,440	46,911	3,821	7,481	1,616
Investor Class	454	121	8,835	403	241	1,480
Transfer agency out-of-pocket expenses	389	1,152	4,687	389	1,068	1,541
Registration fees	28,554	28,538	33,653	28,554	28,513	28,513
Legal, audit and tax service fees	696	2,113	9,032	695	1,934	2,807
Trustees’ fees and expenses	207	621	2,538	207	569	828
Other	2,801	3,137	5,475	3,123	3,464	3,420
Total Expenses	112,119	202,371	951,546	111,654	231,684	243,063
Advisory Fee Waiver (2)	(6,005)	—	—	—	—	—
Adviser Expense Reimbursement (3)	(40,420)	(54,945)	(137,885)	(40,811)	(51,781)	(53,191)
Net Expenses	65,694	147,426	813,661	70,843	179,903	189,872
NET INVESTMENT INCOME (LOSS)	45,259	187,883	(90,188)	1,312	78,158	(63,892)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	23,309	266,474	(224,308)	103,486	1,051,571	1,290,203
Net Realized Gain (Loss)	23,309	266,474	(224,308)	103,486	1,051,571	1,290,203

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	903,199	899,471	9,331,589	782,117	822,799	1,177,947
Change in Net Unrealized Appreciation (Depreciation)	903,199	899,471	9,331,589	782,117	822,799	1,177,947
NET GAIN (LOSS)	926,508	1,165,945	9,107,281	885,603	1,874,370	2,468,150
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$971,767	$1,353,828	$9,017,093	$886,915	$1,952,528	$2,404,258

(1)	The Class P, Advisor, and Class S shares are not subject to distribution and service fees (see Notes 1 and 6 in Notes to Financial Statements).
(2)	See Note 6 in Notes to Financial Statements.
(3)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate
	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017
OPERATIONS
Net investment income (loss)	($980,220)	$4,679,620	($1,468,014)	$6,771,647	($5,305,718)	$18,477,814
Net realized gain (loss)	653,965	2,778,068	2,962,290	5,252,361	9,052,760	26,425,429
Change in net unrealized appreciation (depreciation)	12,867,558	14,438,850	22,054,368	28,729,583	77,501,207	102,713,381
Net Increase (Decrease) in Net Assets Resulting from Operations	12,541,303	21,896,538	23,548,644	40,753,591	81,248,249	147,616,624

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(2,896,693)	—	(4,726,702)	—	(13,130,548)
Class B	—	(439,380)	—	(651,590)	—	(1,685,804)
Class C	—	(2,195,350)	—	(2,924,445)	—	(6,559,239)
Class R	—	(193,444)	—	(104,475)	—	(375,854)
Advisor Class	—	(89,445)	—	(92,773)	—	(314,926)
Net realized gains
Class A	—	(1,861,955)	—	(5,435,852)	—	(25,233,447)
Class B	—	(397,080)	—	(1,034,360)	—	(4,712,449)
Class C	—	(2,020,417)	—	(4,740,186)	—	(18,432,497)
Class R	—	(134,051)	—	(129,428)	—	(806,091)
Advisor Class	—	(49,454)	—	(94,380)	—	(508,114)
Net Decrease from Dividends and Distributions to Shareholders	—	(10,277,269)	—	(19,934,191)	—	(71,758,969)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	7,425,596	20,641,518	12,125,935	29,875,459	29,182,604	70,798,439
Class B	708,139	2,827,965	695,922	2,703,181	2,026,808	8,030,046
Class C	5,617,576	21,242,698	6,210,314	17,661,394	14,828,119	45,860,306
Class R	1,205,055	2,087,592	370,531	1,069,627	4,086,990	5,214,365
Advisor Class	4,014,464	3,092,771	1,431,945	3,539,110	5,641,759	9,290,977
Dividends and distribution reinvestments
Class A	—	4,531,370	—	9,961,916	—	37,969,820
Class B	—	801,904	—	1,645,794	—	6,254,491
Class C	—	4,045,927	—	7,399,874	—	24,326,639
Class R	—	327,495	—	233,903	—	1,181,945
Advisor Class	—	90,870	—	140,834	—	665,876
Cost of shares repurchased
Class A	(15,324,505)	(47,987,873)	(28,725,017)	(68,788,872)	(82,123,883)	(199,648,777)
Class B	(3,537,950)	(8,585,320)	(4,257,747)	(8,504,928)	(13,236,123)	(29,401,294)
Class C	(17,409,461)	(50,196,070)	(22,941,018)	(54,450,785)	(57,565,367)	(136,343,420)
Class R	(2,816,797)	(4,475,168)	(1,371,590)	(1,359,415)	(4,187,867)	(8,909,350)
Advisor Class	(1,193,095)	(2,925,769)	(1,238,479)	(3,864,077)	(4,907,038)	(12,744,303)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,310,978)	(54,480,090)	(37,699,204)	(62,736,985)	(106,253,998)	(177,454,240)
NET INCREASE (DECREASE) IN NET ASSETS	(8,769,675)	(42,860,821)	(14,150,560)	(41,917,585)	(25,005,749)	(101,596,585)

NET ASSETS
Beginning of Year or Period	333,805,172	376,665,993	492,841,829	534,759,414	1,413,101,624	1,514,698,209
End of Year or Period	$325,035,497	$333,805,172	$478,691,269	$492,841,829	$1,388,095,875	$1,413,101,624
Undistributed/Accumulated Net Investment Income (Loss)	($1,181,150)	($200,930)	($2,360,526)	($892,512)	($8,168,125)	($2,862,407)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Portfolio Optimization Growth		Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Diversified Alternatives
	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017
OPERATIONS
Net investment income (loss)	($4,061,059)	$12,850,495	($1,393,485)	$3,003,547	($30,834)	$433,954
Net realized gain (loss)	7,695,802	23,413,481	1,698,907	12,803,315	(58,316)	(80,215)
Change in net unrealized appreciation (depreciation)	67,765,099	89,929,806	25,534,707	27,751,137	587,575	208,284
Net Increase (Decrease) in Net Assets Resulting from Operations	71,399,842	126,193,782	25,840,129	43,557,999	498,425	562,023

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(9,094,417)	—	(2,203,191)	—	(150,590)
Class B	—	(1,058,850)	—	(206,477)
Class C	—	(3,759,307)	—	(705,928)	—	(76,046)
Class R	—	(218,727)	—	(74,738)
Advisor Class	—	(196,174)	—	(86,145)	—	(211,895)
Net realized gains
Class A	—	(25,096,077)	—	(9,677,910)	—	—
Class B	—	(4,451,793)	—	(1,616,412)
Class C	—	(16,040,093)	—	(5,560,851)	—	—
Class R	—	(693,273)	—	(382,436)
Advisor Class	—	(439,770)	—	(281,707)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(61,048,481)	—	(20,795,795)	—	(438,531)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	24,420,008	53,513,336	7,619,645	18,570,332	1,071,274	676,037
Class B	1,955,701	6,937,497	785,765	3,291,525
Class C	11,303,487	28,988,316	5,917,389	13,026,047	1,385,372	1,137,079
Class R	1,226,067	3,136,442	625,632	1,377,281
Advisor Class	3,783,532	6,810,080	2,096,392	5,782,462	6,244,400	6,383,645
Dividends and distribution reinvestments
Class A	—	33,892,955	—	11,753,676	—	134,927
Class B	—	5,370,543	—	1,802,299
Class C	—	19,283,093	—	6,062,645	—	75,677
Class R	—	912,000	—	457,174
Advisor Class	—	573,035	—	351,442	—	211,895
Cost of shares repurchased
Class A	(62,432,286)	(133,069,630)	(14,779,849)	(34,153,004)	(347,152)	(1,356,105)
Class B	(9,699,404)	(22,051,722)	(3,505,758)	(7,239,118)
Class C	(42,049,696)	(89,208,884)	(11,542,701)	(27,017,151)	(311,964)	(401,172)
Class R	(1,425,367)	(8,078,468)	(667,574)	(2,057,339)
Advisor Class	(2,186,165)	(6,919,008)	(1,546,707)	(6,137,725)	(598,222)	(290,018)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(75,104,123)	(99,910,415)	(14,997,766)	(14,129,454)	7,443,708	6,571,965
NET INCREASE (DECREASE) IN NET ASSETS	(3,704,281)	(34,765,114)	10,842,363	8,632,750	7,942,133	6,695,457

NET ASSETS
Beginning of Year or Period	1,034,720,765	1,069,485,879	323,832,030	315,199,280	12,968,627	6,273,170
End of Year or Period	$1,031,016,484	$1,034,720,765	$334,674,393	$323,832,030	$20,910,760	$12,968,627
Undistributed/Accumulated Net Investment Income (Loss)	($6,236,899)	($2,175,840)	($2,097,227)	($703,742)	($36,441)	($5,607)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Short Duration Income		Pacific Funds Core Income		Pacific Funds Strategic Income
	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017
OPERATIONS
Net investment income (loss)	$3,198,206	$4,816,269	$10,013,986	$18,482,368	$7,150,259	$9,448,942
Net realized gain (loss)	759,673	731,984	4,559,235	4,466,294	1,344,707	(2,029,475)
Change in net unrealized appreciation (depreciation)	252,178	643,525	6,985,110	(3,862,633)	3,938,100	14,452,574
Net Increase (Decrease) in Net Assets Resulting from Operations	4,210,057	6,191,778	21,558,331	19,086,029	12,433,066	21,872,041

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(767,513)	(1,227,149)	(2,028,226)	(4,826,887)	(1,245,885)	(2,172,945)
Class C	(252,888)	(454,025)	(1,060,065)	(2,444,399)	(775,416)	(1,405,025)
Class I	(40,922)	(54,322)	(72,543)	(120,832)	(59,581)	(56,031)
Class P			(1,672,299)	(2,531,674)
Advisor Class	(2,130,623)	(3,070,775)	(5,193,589)	(8,536,077)	(5,072,658)	(5,862,236)
Net realized gains
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Class P			—	—
Advisor Class	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	(3,191,946)	(4,806,271)	(10,026,722)	(18,459,869)	(7,153,540)	(9,496,237)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	32,685,239	43,294,940	13,944,837	53,216,416	14,659,039	33,503,568
Class C	7,423,728	17,051,848	5,288,447	19,632,417	10,035,549	15,648,664
Class I	1,468,489	2,142,132	1,016,154	1,739,345	1,036,230	1,806,030
Class P			391,113	133,255,892
Advisor Class	107,435,815	136,012,122	110,758,519	231,900,698	112,536,060	151,557,523
Dividends and distribution reinvestments
Class A	720,186	1,165,652	1,796,394	4,409,873	1,032,764	1,977,405
Class C	237,114	411,509	945,566	2,157,620	678,749	1,254,878
Class I	40,805	53,032	72,011	119,602	58,662	53,586
Class P			1,672,299	2,531,674
Advisor Class	1,931,970	2,752,103	3,742,223	6,151,740	4,139,863	5,061,475
Cost of shares repurchased
Class A	(11,753,295)	(47,411,008)	(27,132,631)	(94,720,079)	(11,457,446)	(23,925,551)
Class C	(7,962,738)	(18,790,677)	(17,825,472)	(42,744,488)	(6,140,598)	(13,699,228)
Class I	(977,032)	(488,855)	(803,819)	(889,532)	(249,001)	(423,951)
Class P			(8,543,065)	(27,196,114)
Advisor Class	(48,869,839)	(106,431,612)	(72,233,063)	(150,931,268)	(43,829,386)	(61,407,661)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	82,380,442	29,761,186	13,089,513	138,633,796	82,500,485	111,406,738
NET INCREASE (DECREASE) IN NET ASSETS	83,398,553	31,146,693	24,621,122	139,259,956	87,780,011	123,782,542

NET ASSETS
Beginning of Year or Period	275,953,513	244,806,820	745,439,082	606,179,126	336,709,750	212,927,208
End of Year or Period	$359,352,066	$275,953,513	$770,060,204	$745,439,082	$424,489,761	$336,709,750
Undistributed/Accumulated Net Investment Income (Loss)	$44,286	$38,026	$126,528	$139,264	$84,875	$88,156

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Floating Rate Income		Pacific Funds Limited Duration High Income		Pacific Funds High Income
	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017
OPERATIONS
Net investment income (loss)	$25,285,789	$33,450,844	$701,807	$1,327,270	$647,602	$3,260,551
Net realized gain (loss)	4,181,321	11,494,263	(51,680)	(162,300)	153,353	(1,783,038)
Change in net unrealized appreciation (depreciation)	(11,048,732)	16,369,027	196,347	1,100,148	326,626	9,932,095
Net Increase (Decrease) in Net Assets Resulting from Operations	18,418,378	61,314,134	846,474	2,265,118	1,127,581	11,409,608

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(4,448,042)	(7,537,571)	(107,271)	(225,008)	(146,249)	(362,887)
Class C	(3,308,273)	(5,464,855)	(59,200)	(96,954)	(112,220)	(228,459)
Class I	(5,055,343)	(6,718,654)	(508,226)	(924,173)	(108,952)	(235,771)
Class P	(1,707,843)	(286,295)			(287,840)	(2,450,055)
Advisor Class	(11,053,565)	(13,081,724)	(52,838)	(83,321)	(60,324)	(116,166)
Net realized gains
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Class P	—	—			—	—
Advisor Class	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	(25,573,066)	(33,089,099)	(727,535)	(1,329,456)	(715,585)	(3,393,338)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	37,240,786	82,939,080	497,035	1,628,742	1,647,082	3,274,163
Class C	22,013,811	43,488,000	510,085	658,538	333,927	1,284,968
Class I	46,980,317	164,737,598	2,598	83,759	346,800	5,292,386
Class P	1,175,129	79,129,961			58,863	7,026,921
Advisor Class	156,766,501	336,633,817	800,982	1,099,678	498,713	1,574,589
Dividends and distribution reinvestments
Class A	4,066,636	6,984,894	106,111	220,218	144,861	360,665
Class C	2,980,078	4,965,005	55,762	91,087	110,907	223,956
Class I	3,106,669	4,730,223	508,226	924,173	108,918	235,287
Class P	1,707,843	286,295			287,840	2,450,055
Advisor Class	9,585,418	11,318,848	52,691	83,017	58,528	112,291
Cost of shares repurchased
Class A	(39,547,867)	(81,263,712)	(1,027,857)	(4,025,446)	(2,144,742)	(8,988,593)
Class C	(17,683,639)	(35,425,874)	(347,491)	(733,142)	(443,584)	(1,431,053)
Class I	(63,225,367)	(16,253,229)	(21)	(18,058)	(3,049,762)	(605,738)
Class P	(5,253,380)	(1,052,617)			(776,308)	(119,565,200)
Advisor Class	(91,826,841)	(139,052,368)	(349,902)	(1,183,622)	(828,453)	(1,209,101)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	68,086,094	462,165,921	808,219	(1,171,056)	(3,646,410)	(109,964,404)
NET INCREASE (DECREASE) IN NET ASSETS	60,931,406	490,390,956	927,158	(235,394)	(3,234,414)	(101,948,134)

NET ASSETS
Beginning of Year or Period	1,167,082,134	676,691,178	33,563,847	33,799,241	28,489,531	130,437,665
End of Year or Period	$1,228,013,540	$1,167,082,134	$34,491,005	$33,563,847	$25,255,117	$28,489,531
Undistributed/Accumulated Net Investment Income (Loss)	$254,304	$541,581	($17,740)	$7,988	$12,332	$80,315

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Large-Cap		Pacific Funds Large-Cap Value		Pacific Funds Small/Mid-Cap
	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017
OPERATIONS
Net investment income (loss)	$45,259	$78,588	$187,883	$349,055	($90,188)	($37,140)
Net realized gain (loss)	23,309	(11,973)	266,474	427,273	(224,308)	171,935
Change in net unrealized appreciation (depreciation)	903,199	1,030,767	899,471	3,366,911	9,331,589	10,252,328
Net Increase (Decrease) in Net Assets Resulting from Operations	971,767	1,097,382	1,353,828	4,143,239	9,017,093	10,387,123

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(29,632)	—	(20,862)	—	—
Class C	—	(9,343)	—	(13,567)	—	—
Advisor Class	—	(15,121)	—	(214,064)	—	(21,749)
Investor Class	—	(5,861)	—	(4,572)	—	—
Class S	—	(18,654)	—	(18,228)	—	(8,326)
Net realized gains
Class A	—	—	—	(4,816)	—	(39,391)
Class C	—	—	—	(4,860)	—	(9,936)
Advisor Class	—	—	—	(53,074)	—	(87,592)
Investor Class	—	—	—	(513)	—	(9,984)
Class S	—	—	—	(2,889)	—	(20,534)
Net Decrease from Dividends and Distributions to Shareholders	—	(78,611)	—	(337,445)	—	(197,512)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	1,636,599	4,071,979	892,362	2,488,423	6,971,908	23,533,423
Class C	415,355	2,217,279	1,131,083	2,425,871	4,668,983	6,514,556
Advisor Class	5,733,743	1,498,606	644,654	21,759,017	47,623,271	73,752,828
Investor Class	71,737	124,900	—	288,145	1,928,745	5,564,036
Class S	182,500	94,312	250,500	984,695	274,200	6,912,122
Dividends and distribution reinvestments
Class A	—	29,244	—	21,351	—	39,301
Class C	—	6,898	—	14,612	—	9,079
Advisor Class	—	13,694	—	266,822	—	102,575
Investor Class	—	5,861	—	5,085	—	9,934
Class S	—	18,654	—	21,117	—	28,860
Cost of shares repurchased
Class A	(2,256,633)	(470,964)	(552,923)	(662,237)	(6,064,798)	(9,476,400)
Class C	(266,224)	(180,400)	(153,737)	(80,513)	(524,649)	(256,162)
Advisor Class	(2,995,686)	(85,123)	(4,431,409)	(1,181,401)	(9,356,353)	(11,022,181)
Investor Class	(54,698)	(560,461)	—	(754,855)	(1,383,334)	(1,758,049)
Class S	(893,510)	(933,354)	(25,946)	(10,881)	(22,472)	(544,425)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,573,183	5,851,125	(2,245,416)	25,585,251	44,115,501	93,409,497
NET INCREASE (DECREASE) IN NET ASSETS	2,544,950	6,869,896	(891,588)	29,391,045	53,132,594	103,599,108

NET ASSETS
Beginning of Year or Period	11,063,129	4,193,233	31,868,839	2,477,794	111,342,482	7,743,374
End of Year or Period	$13,608,079	$11,063,129	$30,977,251	$31,868,839	$164,475,076	$111,342,482
Undistributed/Accumulated Net Investment Income (Loss)	$66,686	$21,427	$293,427	$105,544	($90,188)	$—

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Small-Cap		Pacific Funds Small-Cap Value		Pacific Funds Small-Cap Growth
	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017
OPERATIONS
Net investment income (loss)	$1,312	$6,199	$78,158	$131,321	($63,892)	($112,237)
Net realized gain (loss)	103,486	36,392	1,051,571	2,025,062	1,290,203	600,294
Change in net unrealized appreciation (depreciation)	782,117	1,314,715	822,799	5,644,679	1,177,947	5,056,267
Net Increase (Decrease) in Net Assets Resulting from Operations	886,915	1,357,306	1,952,528	7,801,062	2,404,258	5,544,324

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(14,555)	—	(2,105)	—	—
Class C	—	—	—	(1,057)	—	—
Class P					—	—
Advisor Class	—	(5,176)	—	(93,814)	—	—
Investor Class	—	(382)	—	(776)	—	(2,474)
Class S	—	(10,854)	—	(54,308)	—	(835)
Net realized gains
Class A	—	—	—	(1,689)	—	(7,302)
Class C	—	—	—	(2,819)	—	(2,156)
Class P					—	(241,918)
Advisor Class	—	—	—	(124,783)	—	(217,288)
Investor Class	—	—	—	(487)	—	(20,495)
Class S	—	—	—	(41,373)	—	(172,777)
Net Decrease from Dividends and Distributions to Shareholders	—	(30,967)	—	(323,211)	—	(665,245)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	198,258	1,862,736	568,239	695,651	77,609	440,356
Class C	210,452	568,990	756,820	966,236	212,862	152,043
Class P					28,112	14,045,027
Advisor Class	4,832,250	7,736,431	654,115	24,518,128	743,905	11,027,246
Investor Class	17,464	540,100	42,000	142,826	31,193	14,046
Class S	181,700	115,500	248,900	7,595,633	413,000	7,796,633
Dividends and distribution reinvestments
Class A	—	12,324	—	3,750	—	7,302
Class C	—	—	—	2,490	—	2,156
Class P					—	241,918
Advisor Class	—	2,523	—	216,384	—	217,288
Investor Class	—	382	—	1,263	—	22,969
Class S	—	10,854	—	95,681	—	173,612
Cost of shares repurchased
Class A	(535,690)	(678,286)	(236,248)	(143,206)	(109,111)	(17,255)
Class C	(94,992)	(121,196)	(299,148)	(60,297)	(16,168)	(15,583)
Class P					(931,859)	(3,251,562)
Advisor Class	(1,894,256)	(553,730)	(439,800)	(10,074,494)	(2,033,956)	(170,930)
Investor Class	(590,174)	(20,571)	(164,339)	(15,458)	(18,104)	(10,765)
Class S	(15,132)	(538,525)	(12,550)	(803,056)	(35,902)	(10,777)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,309,880	8,937,532	1,117,989	23,141,531	(1,638,419)	30,663,724
NET INCREASE (DECREASE) IN NET ASSETS	3,196,795	10,263,871	3,070,517	30,619,382	765,839	35,542,803

NET ASSETS
Beginning of Year or Period	11,385,592	1,121,721	32,326,437	1,707,055	37,241,210	1,698,407
End of Year or Period	$14,582,387	$11,385,592	$35,396,954	$32,326,437	$38,007,049	$37,241,210
Undistributed/Accumulated Net Investment Income (Loss)	$2,876	$1,564	$88,616	$10,458	($103,394)	($39,502)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Conservative
Class A
4/1/2017 - 9/30/2017 (6)	$10.98	($0.01)	$0.46	$0.45	$—	$—	$—	$11.43	0.68%	0.60%	(0.18%)	4.10%	$134,405	1%
4/1/2016 - 3/31/2017	10.63	0.19	0.52	0.71	(0.22)	(0.14)	(0.36)	10.98	0.68%	0.60%	1.70%	6.59%	136,881	57%
4/1/2015 - 3/31/2016	11.22	0.22	(0.43)	(0.21)	(0.28)	(0.10)	(0.38)	10.63	0.67%	0.60%	1.99%	(1.73%)	154,762	42%
4/1/2014 - 3/31/2015	11.29	0.16	0.26	0.42	(0.23)	(0.26)	(0.49)	11.22	0.68%	0.60%	1.44%	3.71%	169,945	17%
4/1/2013 - 3/31/2014	11.40	0.10	0.10	0.20	(0.15)	(0.16)	(0.31)	11.29	0.70%	0.60%	0.90%	1.78%	190,492	11%
4/1/2012 - 3/31/2013	11.07	0.23	0.49	0.72	(0.34)	(0.05)	(0.39)	11.40	0.71%	0.60%	2.01%	6.57%	230,646	27%
Class B
4/1/2017 - 9/30/2017 (6)	$10.76	($0.05)	$0.46	$0.41	$—	$—	$—	$11.17	1.43%	1.35%	(0.93%)	3.72%	$27,954	1%
4/1/2016 - 3/31/2017	10.45	0.10	0.50	0.60	(0.15)	(0.14)	(0.29)	10.76	1.43%	1.35%	0.95%	5.89%	29,734	57%
4/1/2015 - 3/31/2016	11.05	0.13	(0.41)	(0.28)	(0.22)	(0.10)	(0.32)	10.45	1.42%	1.35%	1.24%	(2.51%)	33,675	42%
4/1/2014 - 3/31/2015	11.14	0.08	0.25	0.33	(0.16)	(0.26)	(0.42)	11.05	1.43%	1.35%	0.69%	3.00%	37,979	17%
4/1/2013 - 3/31/2014	11.27	0.02	0.10	0.12	(0.09)	(0.16)	(0.25)	11.14	1.45%	1.35%	0.15%	1.06%	39,160	11%
4/1/2012 - 3/31/2013	10.96	0.14	0.50	0.64	(0.28)	(0.05)	(0.33)	11.27	1.46%	1.35%	1.27%	5.89%	41,999	27%
Class C
4/1/2017 - 9/30/2017 (6)	$10.76	($0.05)	$0.45	$0.40	$—	$—	$—	$11.16	1.43%	1.35%	(0.93%)	3.72%	$147,162	1%
4/1/2016 - 3/31/2017	10.44	0.10	0.51	0.61	(0.15)	(0.14)	(0.29)	10.76	1.43%	1.35%	0.95%	5.79%	153,433	57%
4/1/2015 - 3/31/2016	11.05	0.13	(0.42)	(0.29)	(0.22)	(0.10)	(0.32)	10.44	1.42%	1.35%	1.24%	(2.51%)	173,137	42%
4/1/2014 - 3/31/2015	11.13	0.08	0.26	0.34	(0.16)	(0.26)	(0.42)	11.05	1.43%	1.35%	0.69%	3.09%	191,946	17%
4/1/2013 - 3/31/2014	11.26	0.02	0.10	0.12	(0.09)	(0.16)	(0.25)	11.13	1.45%	1.35%	0.15%	1.04%	204,180	11%
4/1/2012 - 3/31/2013	10.96	0.14	0.49	0.63	(0.28)	(0.05)	(0.33)	11.26	1.46%	1.35%	1.22%	5.84%	220,688	27%
Class R
4/1/2017 - 9/30/2017 (6)	$10.90	($0.02)	$0.46	$0.44	$—	$—	$—	$11.34	0.93%	0.85%	(0.43%)	4.04%	$7,032	1%
4/1/2016 - 3/31/2017	10.57	0.16	0.51	0.67	(0.20)	(0.14)	(0.34)	10.90	0.93%	0.85%	1.45%	6.36%	8,354	57%
4/1/2015 - 3/31/2016	11.16	0.19	(0.42)	(0.23)	(0.26)	(0.10)	(0.36)	10.57	0.92%	0.85%	1.74%	(2.05%)	10,116	42%
4/1/2014 - 3/31/2015	11.24	0.14	0.25	0.39	(0.21)	(0.26)	(0.47)	11.16	0.93%	0.85%	1.19%	3.48%	11,820	17%
4/1/2013 - 3/31/2014	11.36	0.07	0.10	0.17	(0.13)	(0.16)	(0.29)	11.24	0.95%	0.85%	0.65%	1.52%	11,132	11%
4/1/2012 - 3/31/2013	11.03	0.20	0.50	0.70	(0.32)	(0.05)	(0.37)	11.36	0.96%	0.85%	1.79%	6.38%	12,357	27%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$11.00	$0.00 (7)	$0.46	$0.46	$—	$—	$—	$11.46	0.43%	0.35%	0.07%	4.18%	$8,483	1%
4/1/2016 - 3/31/2017	10.65	0.21	0.52	0.73	(0.24)	(0.14)	(0.38)	11.00	0.43%	0.35%	1.95%	6.89%	5,404	57%
4/1/2015 - 3/31/2016	11.23	0.25	(0.43)	(0.18)	(0.30)	(0.10)	(0.40)	10.65	0.42%	0.35%	2.24%	(1.53%)	4,976	42%
4/1/2014 - 3/31/2015	11.29	0.19	0.26	0.45	(0.25)	(0.26)	(0.51)	11.23	0.43%	0.35%	1.69%	4.01%	7,872	17%
4/1/2013 - 3/31/2014	11.41	0.12	0.09	0.21	(0.17)	(0.16)	(0.33)	11.29	0.45%	0.40%	1.10%	1.87%	3,867	11%
12/31/2012 - 3/31/2013	11.18	(0.01)	0.24	0.23	—	—	—	11.41	0.48%	0.40%	(0.40%)	2.06%	1,366	27%
Pacific Funds Portfolio Optimization Moderate-Conservative
Class A
4/1/2017 - 9/30/2017 (6)	$12.21	($0.01)	$0.64	$0.63	$—	$—	$—	$12.84	0.67%	0.60%	(0.23%)	5.16%	$231,923	1%
4/1/2016 - 3/31/2017	11.73	0.20	0.79	0.99	(0.24)	(0.27)	(0.51)	12.21	0.67%	0.60%	1.68%	8.49%	236,725	53%
4/1/2015 - 3/31/2016	12.61	0.25	(0.50)	(0.25)	(0.29)	(0.34)	(0.63)	11.73	0.67%	0.60%	2.07%	(1.87%)	255,376	34%
4/1/2014 - 3/31/2015	12.48	0.18	0.40	0.58	(0.25)	(0.20)	(0.45)	12.61	0.67%	0.60%	1.40%	4.69%	276,898	17%
4/1/2013 - 3/31/2014	12.10	0.11	0.50	0.61	(0.18)	(0.05)	(0.23)	12.48	0.69%	0.60%	0.89%	5.08%	274,899	5%
4/1/2012 - 3/31/2013	11.56	0.18	0.64	0.82	(0.28)	—	(0.28)	12.10	0.71%	0.60%	1.58%	7.22%	246,609	24%
Class B
4/1/2017 - 9/30/2017 (6)	$12.01	($0.06)	$0.63	$0.57	$—	$—	$—	$12.58	1.42%	1.35%	(0.98%)	4.75%	$43,700	1%
4/1/2016 - 3/31/2017	11.56	0.11	0.78	0.89	(0.17)	(0.27)	(0.44)	12.01	1.42%	1.35%	0.93%	7.75%	45,184	53%
4/1/2015 - 3/31/2016	12.46	0.16	(0.49)	(0.33)	(0.23)	(0.34)	(0.57)	11.56	1.42%	1.35%	1.32%	(2.61%)	47,540	34%
4/1/2014 - 3/31/2015	12.36	0.08	0.40	0.48	(0.18)	(0.20)	(0.38)	12.46	1.42%	1.35%	0.65%	3.91%	51,223	17%
4/1/2013 - 3/31/2014	11.99	0.02	0.51	0.53	(0.11)	(0.05)	(0.16)	12.36	1.44%	1.35%	0.14%	4.47%	52,285	5%
4/1/2012 - 3/31/2013	11.46	0.10	0.63	0.73	(0.20)	—	(0.20)	11.99	1.46%	1.35%	0.85%	6.46%	49,372	24%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Moderate-Conservative (Continued)
Class C
4/1/2017 - 9/30/2017 (6)	$12.00	($0.06)	$0.64	$0.58	$—	$—	$—	$12.58	1.42%	1.35%	(0.98%)	4.83%	$192,504	1%
4/1/2016 - 3/31/2017	11.56	0.11	0.77	0.88	(0.17)	(0.27)	(0.44)	12.00	1.42%	1.35%	0.93%	7.74%	200,105	53%
4/1/2015 - 3/31/2016	12.45	0.16	(0.48)	(0.32)	(0.23)	(0.34)	(0.57)	11.56	1.42%	1.35%	1.32%	(2.61%)	221,192	34%
4/1/2014 - 3/31/2015	12.35	0.08	0.40	0.48	(0.18)	(0.20)	(0.38)	12.45	1.42%	1.35%	0.65%	3.93%	240,803	17%
4/1/2013 - 3/31/2014	11.99	0.02	0.51	0.53	(0.12)	(0.05)	(0.17)	12.35	1.44%	1.35%	0.14%	4.41%	228,445	5%
4/1/2012 - 3/31/2013	11.47	0.09	0.64	0.73	(0.21)	—	(0.21)	11.99	1.46%	1.35%	0.81%	6.41%	196,123	24%
Class R
4/1/2017 - 9/30/2017 (6)	$12.14	($0.03)	$0.64	$0.61	$—	$—	$—	$12.75	0.92%	0.85%	(0.48%)	5.02%	$5,195	1%
4/1/2016 - 3/31/2017	11.68	0.17	0.78	0.95	(0.22)	(0.27)	(0.49)	12.14	0.92%	0.85%	1.43%	8.26%	5,934	53%
4/1/2015 - 3/31/2016	12.56	0.22	(0.49)	(0.27)	(0.27)	(0.34)	(0.61)	11.68	0.92%	0.85%	1.82%	(2.15%)	5,761	34%
4/1/2014 - 3/31/2015	12.44	0.14	0.41	0.55	(0.23)	(0.20)	(0.43)	12.56	0.92%	0.85%	1.15%	4.43%	6,881	17%
4/1/2013 - 3/31/2014	12.06	0.08	0.51	0.59	(0.16)	(0.05)	(0.21)	12.44	0.94%	0.85%	0.64%	4.91%	7,000	5%
4/1/2012 - 3/31/2013	11.52	0.16	0.63	0.79	(0.25)	—	(0.25)	12.06	0.96%	0.85%	1.39%	6.92%	6,482	24%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$12.24	$0.00 (7)	$0.65	$0.65	$—	$—	$—	$12.89	0.42%	0.35%	0.02%	5.31%	$5,370	1%
4/1/2016 - 3/31/2017	11.75	0.23	0.79	1.02	(0.26)	(0.27)	(0.53)	12.24	0.42%	0.35%	1.93%	8.78%	4,895	53%
4/1/2015 - 3/31/2016	12.62	0.28	(0.49)	(0.21)	(0.32)	(0.34)	(0.66)	11.75	0.42%	0.35%	2.32%	(1.60%)	4,891	34%
4/1/2014 - 3/31/2015	12.49	0.21	0.40	0.61	(0.28)	(0.20)	(0.48)	12.62	0.42%	0.35%	1.65%	4.89%	5,568	17%
4/1/2013 - 3/31/2014	12.10	0.13	0.51	0.64	(0.20)	(0.05)	(0.25)	12.49	0.44%	0.40%	1.09%	5.32%	2,892	5%
12/31/2012 - 3/31/2013	11.68	(0.01)	0.43	0.42	—	—	—	12.10	0.46%	0.40%	(0.40%)	3.60%	880	24%
Pacific Funds Portfolio Optimization Moderate
Class A
4/1/2017 - 9/30/2017 (6)	$13.67	($0.03)	$0.88	$0.85	$—	$—	$—	$14.52	0.66%	0.60%	(0.41%)	6.22%	$710,314	0	%(7)
4/1/2016 - 3/31/2017	12.99	0.22	1.17	1.39	(0.24)	(0.47)	(0.71)	13.67	0.66%	0.60%	1.60%	10.94%	720,438	48%
4/1/2015 - 3/31/2016	14.20	0.25	(0.60)	(0.35)	(0.28)	(0.58)	(0.86)	12.99	0.66%	0.60%	1.85%	(2.50%)	771,853	35%
4/1/2014 - 3/31/2015	13.98	0.18	0.55	0.73	(0.32)	(0.19)	(0.51)	14.20	0.66%	0.60%	1.28%	5.30%	844,759	19%
4/1/2013 - 3/31/2014	13.06	0.11	1.00	1.11	(0.19)	—	(0.19)	13.98	0.69%	0.60%	0.84%	8.51%	814,707	1%
4/1/2012 - 3/31/2013	12.26	0.15	0.86	1.01	(0.21)	—	(0.21)	13.06	0.70%	0.60%	1.20%	8.36%	654,158	25%
Class B
4/1/2017 - 9/30/2017 (6)	$13.52	($0.08)	$0.86	$0.78	$—	$—	$—	$14.30	1.41%	1.35%	(1.16%)	5.77%	$131,016	0	%(7)
4/1/2016 - 3/31/2017	12.87	0.11	1.17	1.28	(0.16)	(0.47)	(0.63)	13.52	1.41%	1.35%	0.85%	10.18%	134,766	48%
4/1/2015 - 3/31/2016	14.10	0.15	(0.60)	(0.45)	(0.20)	(0.58)	(0.78)	12.87	1.41%	1.35%	1.10%	(3.21%)	142,921	35%
4/1/2014 - 3/31/2015	13.89	0.07	0.55	0.62	(0.22)	(0.19)	(0.41)	14.10	1.41%	1.35%	0.53%	4.49%	159,975	19%
4/1/2013 - 3/31/2014	12.96	0.01	1.01	1.02	(0.09)	—	(0.09)	13.89	1.44%	1.35%	0.09%	7.90%	156,450	1%
4/1/2012 - 3/31/2013	12.18	0.06	0.85	0.91	(0.13)	—	(0.13)	12.96	1.45%	1.35%	0.47%	7.49%	136,411	25%
Class C
4/1/2017 - 9/30/2017 (6)	$13.50	($0.08)	$0.86	$0.78	$—	$—	$—	$14.28	1.41%	1.35%	(1.16%)	5.78%	$501,428	0	%(7)
4/1/2016 - 3/31/2017	12.85	0.11	1.17	1.28	(0.16)	(0.47)	(0.63)	13.50	1.41%	1.35%	0.85%	10.19%	515,691	48%
4/1/2015 - 3/31/2016	14.08	0.15	(0.60)	(0.45)	(0.20)	(0.58)	(0.78)	12.85	1.41%	1.35%	1.10%	(3.22%)	554,661	35%
4/1/2014 - 3/31/2015	13.87	0.07	0.55	0.62	(0.22)	(0.19)	(0.41)	14.08	1.41%	1.35%	0.53%	4.51%	601,814	19%
4/1/2013 - 3/31/2014	12.95	0.01	1.01	1.02	(0.10)	—	(0.10)	13.87	1.44%	1.35%	0.09%	7.89%	566,257	1%
4/1/2012 - 3/31/2013	12.17	0.06	0.85	0.91	(0.13)	—	(0.13)	12.95	1.45%	1.35%	0.46%	7.50%	445,932	25%
Class R
4/1/2017 - 9/30/2017 (6)	$13.64	($0.05)	$0.87	$0.82	$—	$—	$—	$14.46	0.91%	0.85%	(0.66%)	6.01%	$25,508	0	%(7)
4/1/2016 - 3/31/2017	12.97	0.18	1.17	1.35	(0.21)	(0.47)	(0.68)	13.64	0.91%	0.85%	1.35%	10.66%	24,224	48%
4/1/2015 - 3/31/2016	14.18	0.22	(0.60)	(0.38)	(0.25)	(0.58)	(0.83)	12.97	0.91%	0.85%	1.60%	(2.70%)	25,429	35%
4/1/2014 - 3/31/2015	13.96	0.15	0.54	0.69	(0.28)	(0.19)	(0.47)	14.18	0.91%	0.85%	1.03%	5.00%	28,097	19%
4/1/2013 - 3/31/2014	13.03	0.08	1.00	1.08	(0.15)	—	(0.15)	13.96	0.94%	0.85%	0.59%	8.33%	31,641	1%
4/1/2012 - 3/31/2013	12.24	0.11	0.86	0.97	(0.18)	—	(0.18)	13.03	0.95%	0.85%	0.93%	8.02%	29,715	25%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Moderate (Continued)
Advisor Class
4/1/2017 - 9/30/2017 (6)	$13.69	($0.01)	$0.88	$0.87	$—	$—	$—	$14.56	0.41%	0.35%	(0.16%)	6.28%	$19,829	0	%(7)
4/1/2016 - 3/31/2017	13.00	0.25	1.18	1.43	(0.27)	(0.47)	(0.74)	13.69	0.41%	0.35%	1.85%	11.30%	17,983	48%
4/1/2015 - 3/31/2016	14.20	0.29	(0.60)	(0.31)	(0.31)	(0.58)	(0.89)	13.00	0.41%	0.35%	2.10%	(2.24%)	19,835	35%
4/1/2014 - 3/31/2015	13.98	0.22	0.55	0.77	(0.36)	(0.19)	(0.55)	14.20	0.41%	0.35%	1.53%	5.54%	21,896	19%
4/1/2013 - 3/31/2014	13.06	0.14	1.00	1.14	(0.22)	—	(0.22)	13.98	0.44%	0.40%	1.04%	8.73%	19,945	1%
12/31/2012 - 3/31/2013	12.41	(0.01)	0.66	0.65	—	—	—	13.06	0.45%	0.40%	(0.40%)	5.24%	3,396	25%
Pacific Funds Portfolio Optimization Growth
Class A
4/1/2017 - 9/30/2017 (6)	$14.61	($0.04)	$1.11	$1.07	$—	$—	$—	$15.68	0.67%	0.60%	(0.47%)	7.32%	$562,043	0	%(7)
4/1/2016 - 3/31/2017	13.74	0.22	1.54	1.76	(0.23)	(0.66)	(0.89)	14.61	0.67%	0.60%	1.55%	13.08%	560,395	43%
4/1/2015 - 3/31/2016	15.34	0.19	(0.69)	(0.50)	(0.23)	(0.87)	(1.10)	13.74	0.66%	0.60%	1.29%	(3.35%)	570,267	34%
4/1/2014 - 3/31/2015	14.74	0.16	0.77	0.93	(0.33)	—	(0.33)	15.34	0.66%	0.60%	1.07%	6.36%	607,360	21%
4/1/2013 - 3/31/2014	13.33	0.09	1.51	1.60	(0.19)	—	(0.19)	14.74	0.69%	0.60%	0.66%	12.01%	555,319	1%
4/1/2012 - 3/31/2013	12.41	0.10	0.96	1.06	(0.14)	—	(0.14)	13.33	0.71%	0.60%	0.83%	8.62%	436,055	25%
Class B
4/1/2017 - 9/30/2017 (6)	$14.42	($0.09)	$1.09	$1.00	$—	$—	$—	$15.42	1.42%	1.35%	(1.22%)	6.94%	$97,083	0	%(7)
4/1/2016 - 3/31/2017	13.59	0.11	1.53	1.64	(0.15)	(0.66)	(0.81)	14.42	1.42%	1.35%	0.80%	12.30%	98,256	43%
4/1/2015 - 3/31/2016	15.22	0.08	(0.69)	(0.61)	(0.15)	(0.87)	(1.02)	13.59	1.41%	1.35%	0.54%	(4.13%)	102,001	34%
4/1/2014 - 3/31/2015	14.62	0.05	0.77	0.82	(0.22)	—	(0.22)	15.22	1.41%	1.35%	0.32%	5.61%	119,159	21%
4/1/2013 - 3/31/2014	13.22	(0.01)	1.50	1.49	(0.09)	—	(0.09)	14.62	1.44%	1.35%	(0.09%)	11.25%	119,506	1%
4/1/2012 - 3/31/2013	12.30	0.01	0.96	0.97	(0.05)	—	(0.05)	13.22	1.46%	1.35%	0.09%	7.92%	105,757	25%
Class C
4/1/2017 - 9/30/2017 (6)	$14.38	($0.09)	$1.09	$1.00	$—	$—	$—	$15.38	1.42%	1.35%	(1.22%)	6.95%	$339,735	0	%(7)
4/1/2016 - 3/31/2017	13.55	0.11	1.53	1.64	(0.15)	(0.66)	(0.81)	14.38	1.42%	1.35%	0.80%	12.33%	347,447	43%
4/1/2015 - 3/31/2016	15.18	0.08	(0.69)	(0.61)	(0.15)	(0.87)	(1.02)	13.55	1.41%	1.35%	0.54%	(4.13%)	366,805	34%
4/1/2014 - 3/31/2015	14.59	0.05	0.76	0.81	(0.22)	—	(0.22)	15.18	1.41%	1.35%	0.32%	5.59%	398,716	21%
4/1/2013 - 3/31/2014	13.19	(0.01)	1.50	1.49	(0.09)	—	(0.09)	14.59	1.44%	1.35%	(0.09%)	11.33%	375,368	1%
4/1/2012 - 3/31/2013	12.27	0.01	0.96	0.97	(0.05)	—	(0.05)	13.19	1.46%	1.35%	0.09%	7.95%	295,615	25%
Class R
4/1/2017 - 9/30/2017 (6)	$14.57	($0.05)	$1.11	$1.06	$—	$—	$—	$15.63	0.92%	0.85%	(0.72%)	7.20%	$16,249	0	%(7)
4/1/2016 - 3/31/2017	13.71	0.18	1.54	1.72	(0.20)	(0.66)	(0.86)	14.57	0.92%	0.85%	1.30%	12.86%	15,347	43%
4/1/2015 - 3/31/2016	15.32	0.15	(0.68)	(0.53)	(0.21)	(0.87)	(1.08)	13.71	0.91%	0.85%	1.04%	(3.60%)	18,328	34%
4/1/2014 - 3/31/2015	14.72	0.12	0.77	0.89	(0.29)	—	(0.29)	15.32	0.91%	0.85%	0.82%	6.10%	21,383	21%
4/1/2013 - 3/31/2014	13.32	0.06	1.49	1.55	(0.15)	—	(0.15)	14.72	0.94%	0.85%	0.41%	11.67%	20,326	1%
4/1/2012 - 3/31/2013	12.40	0.07	0.96	1.03	(0.11)	—	(0.11)	13.32	0.96%	0.85%	0.55%	8.38%	17,844	25%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$14.64	($0.02)	$1.11	$1.09	$—	$—	$—	$15.73	0.42%	0.35%	(0.22%)	7.45%	$15,907	0	%(7)
4/1/2016 - 3/31/2017	13.76	0.26	1.54	1.80	(0.26)	(0.66)	(0.92)	14.64	0.42%	0.35%	1.80%	13.34%	13,275	43%
4/1/2015 - 3/31/2016	15.35	0.22	(0.68)	(0.46)	(0.26)	(0.87)	(1.13)	13.76	0.41%	0.35%	1.54%	(3.10%)	12,084	34%
4/1/2014 - 3/31/2015	14.75	0.19	0.78	0.97	(0.37)	—	(0.37)	15.35	0.41%	0.35%	1.32%	6.61%	10,165	21%
4/1/2013 - 3/31/2014	13.34	0.12	1.51	1.63	(0.22)	—	(0.22)	14.75	0.44%	0.40%	0.86%	12.21%	5,111	1%
12/31/2012 - 3/31/2013	12.50	(0.01)	0.85	0.84	—	—	—	13.34	0.45%	0.40%	(0.40%)	6.72%	2,470	25%
Pacific Funds Portfolio Optimization Aggressive-Growth
Class A
4/1/2017 - 9/30/2017 (6)	$15.79	($0.05)	$1.37	$1.32	$—	$—	$—	$17.11	0.68%	0.60%	(0.55%)	8.29%	$187,396	1%
4/1/2016 - 3/31/2017	14.70	0.19	1.96	2.15	(0.19)	(0.87)	(1.06)	15.79	0.68%	0.60%	1.25%	15.06%	179,825	41%
4/1/2015 - 3/31/2016	15.85	0.16	(0.85)	(0.69)	(0.28)	(0.18)	(0.46)	14.70	0.68%	0.60%	1.03%	(4.37%)	170,874	35%
4/1/2014 - 3/31/2015	15.23	0.15	0.79	0.94	(0.32)	—	(0.32)	15.85	0.68%	0.60%	0.97%	6.18%	177,171	20%
4/1/2013 - 3/31/2014	13.50	0.08	1.77	1.85	(0.12)	—	(0.12)	15.23	0.71%	0.60%	0.58%	13.70%	161,858	5%
4/1/2012 - 3/31/2013	12.56	0.07	0.96	1.03	(0.09)	—	(0.09)	13.50	0.73%	0.60%	0.57%	8.30%	133,265	30%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data											Ratios to Average Net Assets			Supplemental Data
		Investment Operations					Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)		Total	Net Investment Income		Capital Gains	Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Aggressive-Growth (Continued)
Class B
4/1/2017 - 9/30/2017 (6)	$15.46	($0.10)		$1.32		$1.22	$—		$—	$—		$16.68	1.43%	1.35%	(1.30%)	7.89%	$29,486	1%
4/1/2016 - 3/31/2017	14.43	0.07		1.93		2.00	(0.10)		(0.87)	(0.97)		15.46	1.43%	1.35%	0.50%	14.22%	29,946	41%
4/1/2015 - 3/31/2016	15.57	0.04		(0.84)		(0.80)	(0.16)		(0.18)	(0.34)		14.43	1.43%	1.35%	0.28%	(5.15%)	30,038	35%
4/1/2014 - 3/31/2015	14.94	0.03		0.80		0.83	(0.20)		—	(0.20)		15.57	1.43%	1.35%	0.22%	5.55%	35,840	20%
4/1/2013 - 3/31/2014	13.22	(0.02)		1.76		1.74	(0.02)		—	(0.02)		14.94	1.46%	1.35%	(0.17%)	13.13%	37,704	5%
4/1/2012 - 3/31/2013	12.28	(0.02)		0.96		0.94	(0.00	)(7)	—	(0.00	)(7)	13.22	1.48%	1.35%	(0.17%)	7.69%	33,013	30%
Class C
4/1/2017 - 9/30/2017 (6)	$15.43	($0.10)		$1.32		$1.22	$—		$—	$—		$16.65	1.43%	1.35%	(1.30%)	7.91%	$101,578	1%
4/1/2016 - 3/31/2017	14.41	0.07		1.93		2.00	(0.11)		(0.87)	(0.98)		15.43	1.43%	1.35%	0.50%	14.18%	99,582	41%
4/1/2015 - 3/31/2016	15.55	0.04		(0.83)		(0.79)	(0.17)		(0.18)	(0.35)		14.41	1.43%	1.35%	0.28%	(5.13%)	100,573	35%
4/1/2014 - 3/31/2015	14.93	0.03		0.79		0.82	(0.20)		—	(0.20)		15.55	1.43%	1.35%	0.22%	5.54%	110,241	20%
4/1/2013 - 3/31/2014	13.22	(0.02)		1.75		1.73	(0.02)		—	(0.02)		14.93	1.46%	1.35%	(0.17%)	13.12%	101,888	5%
4/1/2012 - 3/31/2013	12.28	(0.02)		0.97		0.95	(0.01)		—	(0.01)		13.22	1.48%	1.35%	(0.18%)	7.71%	81,754	30%
Class R
4/1/2017 - 9/30/2017 (6)	$15.70	($0.07)		$1.35		$1.28	$—		$—	$—		$16.98	0.93%	0.85%	(0.80%)	8.15%	$7,866	1%
4/1/2016 - 3/31/2017	14.63	0.15		1.95		2.10	(0.16)		(0.87)	(1.03)		15.70	0.93%	0.85%	1.00%	14.71%	7,313	41%
4/1/2015 - 3/31/2016	15.77	0.12		(0.84)		(0.72)	(0.24)		(0.18)	(0.42)		14.63	0.93%	0.85%	0.78%	(4.59%)	7,036	35%
4/1/2014 - 3/31/2015	15.15	0.11		0.79		0.90	(0.28)		—	(0.28)		15.77	0.93%	0.85%	0.72%	5.94%	8,893	20%
4/1/2013 - 3/31/2014	13.43	0.05		1.75		1.80	(0.08)		—	(0.08)		15.15	0.96%	0.85%	0.33%	13.45%	8,151	5%
4/1/2012 - 3/31/2013	12.48	0.04		0.97		1.01	(0.06)		—	(0.06)		13.43	0.98%	0.85%	0.33%	8.17%	7,251	30%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$15.82	($0.02)		$1.36		$1.34	$—		$—	$—		$17.16	0.43%	0.35%	(0.30%)	8.47%	$8,348	1%
4/1/2016 - 3/31/2017	14.71	0.23		1.97		2.20	(0.22)		(0.87)	(1.09)		15.82	0.43%	0.35%	1.50%	15.32%	7,166	41%
4/1/2015 - 3/31/2016	15.86	0.19		(0.84)		(0.65)	(0.32)		(0.18)	(0.50)		14.71	0.43%	0.35%	1.28%	(4.13%)	6,679	35%
4/1/2014 - 3/31/2015	15.23	0.19		0.79		0.98	(0.35)		—	(0.35)		15.86	0.43%	0.35%	1.22%	6.50%	6,480	20%
4/1/2013 - 3/31/2014	13.51	0.11		1.76		1.87	(0.15)		—	(0.15)		15.23	0.46%	0.40%	0.78%	13.84%	2,719	5%
12/31/2012 - 3/31/2013	12.56	(0.01)		0.96		0.95	—		—	—		13.51	0.48%	0.40%	(0.40%)	7.56%	222	30%
Pacific Funds Diversified Alternatives
Class A
4/1/2017 - 9/30/2017 (6)	$9.70	($0.02)		$0.32		$0.30	$—		$—	$—		$10.00	0.92%	0.85%	(0.46%)	3.09%	$3,460	6%
4/1/2016 - 3/31/2017	9.63	0.58		0.11		0.69	(0.62)		—	(0.62)		9.70	1.24%	0.85%	5.96%	7.28%	2,647	37%
4/1/2015 - 3/31/2016	10.00	0.35		(0.31)		0.04	(0.37)		(0.04)	(0.41)		9.63	1.36%	0.85%	3.65%	0.55%	3,136	73%
4/1/2014 - 3/31/2015	9.99	0.38		(0.06)		0.32	(0.29)		(0.02)	(0.31)		10.00	2.83%	0.85%	3.77%	3.19%	1,465	23%
12/31/2013 - 3/31/2014	10.00	(0.01)		(0.00	)(7)	(0.01)	—		—	—		9.99	3.36%	0.85%	(0.34%)	(0.10%)	10	1%
Class C
4/1/2017 - 9/30/2017 (6)	$9.57	($0.06)		$0.32		$0.26	$—		$—	$—		$9.83	1.67%	1.60%	(1.21%)	2.72%	$2,576	6%
4/1/2016 - 3/31/2017	9.55	0.51		0.10		0.61	(0.59)		—	(0.59)		9.57	1.99%	1.60%	5.21%	6.48%	1,452	37%
4/1/2015 - 3/31/2016	9.92	0.28		(0.31)		(0.03)	(0.30)		(0.04)	(0.34)		9.55	2.11%	1.60%	2.90%	(0.19%)	661	73%
4/1/2014 - 3/31/2015	9.97	0.30		(0.06)		0.24	(0.27)		(0.02)	(0.29)		9.92	3.58%	1.60%	3.02%	2.39%	558	23%
12/31/2013 - 3/31/2014	10.00	(0.03)		(0.00	)(7)	(0.03)	—		—	—		9.97	4.11%	1.60%	(1.09%)	(0.30%)	10	1%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$9.73	($0.01)		$0.32		$0.31	$—		$—	$—		$10.04	0.67%	0.60%	(0.21%)	3.19%	$14,875	6%
4/1/2016 - 3/31/2017	9.65	0.61		0.12		0.73	(0.65)		—	(0.65)		9.73	0.99%	0.60%	6.21%	7.49%	8,870	37%
4/1/2015 - 3/31/2016	10.01	0.39		(0.33)		0.06	(0.38)		(0.04)	(0.42)		9.65	1.11%	0.60%	3.90%	0.86%	2,476	73%
4/1/2014 - 3/31/2015	9.99	0.41		(0.08)		0.33	(0.29)		(0.02)	(0.31)		10.01	2.58%	0.60%	4.02%	3.37%	3,771	23%
12/31/2013 - 3/31/2014	10.00	(0.00	)(7)	(0.01)		(0.01)	—		—	—		9.99	3.11%	0.60%	(0.09%)	(0.10%)	1,978	1%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Short Duration Income
Class A
4/1/2017 - 9/30/2017 (6)	$10.32	$0.10	$0.04	$0.14	($0.10)	$—	($0.10)	$10.36	1.04%	0.75%	1.99%	1.36%	$88,799	41%
4/1/2016 - 3/31/2017	10.26	0.18	0.06	0.24	(0.18)	—	(0.18)	10.32	1.05%	0.83%	1.77%	2.36%	66,901	86%
4/1/2015 - 3/31/2016	10.41	0.17	(0.15)	0.02	(0.17)	—	(0.17)	10.26	1.06%	0.85%	1.62%	0.15%	69,477	41%
4/1/2014 - 3/31/2015	10.46	0.19	(0.03)	0.16	(0.18)	(0.03)	(0.21)	10.41	1.09%	0.85%	1.77%	1.51%	48,685	78%
4/1/2013 - 3/31/2014	10.46	0.17	0.04	0.21	(0.18)	(0.03)	(0.21)	10.46	1.14%	0.85%	1.68%	2.00%	60,012	98%
6/29/2012 - 3/31/2013	10.20	0.16	0.32	0.48	(0.15)	(0.07)	(0.22)	10.46	1.24%	0.85%	2.02%	4.78%	22,589	146%
Class C
4/1/2017 - 9/30/2017 (6)	$10.30	$0.06	$0.04	$0.10	($0.06)	$—	($0.06)	$10.34	1.79%	1.50%	1.24%	0.99%	$42,951	41%
4/1/2016 - 3/31/2017	10.24	0.11	0.05	0.16	(0.10)	—	(0.10)	10.30	1.80%	1.58%	1.02%	1.60%	43,092	86%
4/1/2015 - 3/31/2016	10.39	0.09	(0.15)	(0.06)	(0.09)	—	(0.09)	10.24	1.81%	1.60%	0.87%	(0.58%)	44,180	41%
4/1/2014 - 3/31/2015	10.45	0.11	(0.03)	0.08	(0.11)	(0.03)	(0.14)	10.39	1.84%	1.60%	1.02%	0.68%	31,569	78%
4/1/2013 - 3/31/2014	10.45	0.10	0.03	0.13	(0.10)	(0.03)	(0.13)	10.45	1.89%	1.60%	0.93%	1.28%	23,769	98%
6/29/2012 - 3/31/2013	10.20	0.10	0.33	0.43	(0.11)	(0.07)	(0.18)	10.45	1.99%	1.60%	1.27%	4.28%	10,307	146%
Class I
4/1/2017 - 9/30/2017 (6)	$10.30	$0.12	$0.03	$0.15	($0.11)	$—	($0.11)	$10.34	0.64%	0.50%	2.24%	1.49%	$3,954	41%
4/1/2016 - 3/31/2017	10.25	0.21	0.05	0.26	(0.21)	—	(0.21)	10.30	0.65%	0.53%	2.06%	2.56%	3,407	86%
4/1/2015 - 3/31/2016	10.39	0.20	(0.14)	0.06	(0.20)	—	(0.20)	10.25	0.66%	0.55%	1.92%	0.54%	1,695	41%
4/1/2014 - 3/31/2015	10.45	0.21	(0.03)	0.18	(0.21)	(0.03)	(0.24)	10.39	0.69%	0.57%	2.05%	1.70%	1,516	78%
4/1/2013 - 3/31/2014	10.45	0.21	0.02	0.23	(0.20)	(0.03)	(0.23)	10.45	0.74%	0.60%	1.93%	2.20%	979	98%
4/1/2012 - 3/31/2013	10.14	0.23	0.38	0.61	(0.23)	(0.07)	(0.30)	10.45	1.08%	0.60%	2.27%	6.10%	13,280	146%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$10.32	$0.12	$0.03	$0.15	($0.11)	$—	($0.11)	$10.36	0.79%	0.50%	2.24%	1.48%	$223,649	41%
4/1/2016 - 3/31/2017	10.26	0.21	0.06	0.27	(0.21)	—	(0.21)	10.32	0.80%	0.57%	2.02%	2.62%	162,554	86%
4/1/2015 - 3/31/2016	10.41	0.19	(0.15)	0.04	(0.19)	—	(0.19)	10.26	0.81%	0.60%	1.87%	0.40%	129,455	41%
4/1/2014 - 3/31/2015	10.46	0.21	(0.02)	0.19	(0.21)	(0.03)	(0.24)	10.41	0.83%	0.60%	2.02%	1.78%	51,901	78%
4/1/2013 - 3/31/2014	10.46	0.20	0.03	0.23	(0.20)	(0.03)	(0.23)	10.46	0.89%	0.60%	1.93%	2.25%	9,595	98%
6/29/2012 - 3/31/2013	10.20	0.18	0.31	0.49	(0.16)	(0.07)	(0.23)	10.46	0.99%	0.60%	2.27%	4.85%	3,148	146%
Pacific Funds Core Income
Class A
4/1/2017 - 9/30/2017 (6)	$10.51	$0.14	$0.17	$0.31	($0.14)	$—	($0.14)	$10.68	1.13%	0.85%	2.60%	2.95%	$151,315	38%
4/1/2016 - 3/31/2017	10.45	0.28	0.06	0.34	(0.28)	—	(0.28)	10.51	1.13%	0.93%	2.63%	3.23%	160,226	82%
4/1/2015 - 3/31/2016	10.79	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)	10.45	1.14%	0.95%	2.92%	(0.27%)	196,297	74%
4/1/2014 - 3/31/2015	10.66	0.31	0.13	0.44	(0.31)	—	(0.31)	10.79	1.14%	0.93%	2.93%	4.17%	218,368	53%
4/1/2013 - 3/31/2014	10.92	0.32	(0.09)	0.23	(0.33)	(0.16)	(0.49)	10.66	1.16%	0.90%	3.03%	2.27%	221,086	120%
4/1/2012 - 3/31/2013	10.61	0.30	0.55	0.85	(0.29)	(0.25)	(0.54)	10.92	1.17%	0.90%	2.76%	8.13%	333,987	171%
Class C
4/1/2017 - 9/30/2017 (6)	$10.51	$0.10	$0.17	$0.27	($0.10)	$—	($0.10)	$10.68	1.88%	1.60%	1.85%	2.56%	$110,775	38%
4/1/2016 - 3/31/2017	10.45	0.20	0.06	0.26	(0.20)	—	(0.20)	10.51	1.88%	1.68%	1.88%	2.46%	120,546	82%
4/1/2015 - 3/31/2016	10.79	0.23	(0.34)	(0.11)	(0.23)	—	(0.23)	10.45	1.89%	1.70%	2.17%	(1.03%)	140,657	74%
4/1/2014 - 3/31/2015	10.66	0.23	0.13	0.36	(0.23)	—	(0.23)	10.79	1.89%	1.68%	2.18%	3.42%	183,952	53%
4/1/2013 - 3/31/2014	10.93	0.24	(0.10)	0.14	(0.25)	(0.16)	(0.41)	10.66	1.91%	1.65%	2.28%	1.41%	122,946	120%
4/1/2012 - 3/31/2013	10.62	0.22	0.55	0.77	(0.21)	(0.25)	(0.46)	10.93	1.92%	1.65%	2.01%	7.37%	160,472	171%
Class I
4/1/2017 - 9/30/2017 (6)	$10.52	$0.15	$0.16	$0.31	($0.15)	$—	($0.15)	$10.68	0.73%	0.55%	2.90%	3.01%	$4,922	38%
4/1/2016 - 3/31/2017	10.46	0.31	0.06	0.37	(0.31)	—	(0.31)	10.52	0.73%	0.62%	2.93%	3.54%	4,563	82%
4/1/2015 - 3/31/2016	10.80	0.34	(0.34)	0.00	(0.34)	—	(0.34)	10.46	0.74%	0.65%	3.22%	0.03%	3,585	74%
4/1/2014 - 3/31/2015	10.67	0.34	0.13	0.47	(0.34)	—	(0.34)	10.80	0.73%	0.65%	3.21%	4.46%	3,806	53%
4/1/2013 - 3/31/2014	10.93	0.35	(0.09)	0.26	(0.36)	(0.16)	(0.52)	10.67	0.76%	0.65%	3.28%	2.53%	1,187	120%
4/1/2012 - 3/31/2013	10.62	0.33	0.55	0.88	(0.32)	(0.25)	(0.57)	10.93	0.77%	0.65%	3.01%	8.39%	1,794	171%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Core Income (Continued)
Class P
4/1/2017 - 9/30/2017 (6)	$10.55	$0.15	$0.16	$0.31	($0.15)	$—	($0.15)	$10.71	0.73%	0.65%	2.80%	2.95%	$117,663	38%
4/1/2016 - 3/31/2017	10.49	0.30	0.06	0.36	(0.30)	—	(0.30)	10.55	0.73%	0.70%	2.86%	3.46%	122,260	82%
4/27/2015 - 3/31/2016	10.88	0.31	(0.39)	(0.08)	(0.31)	—	(0.31)	10.49	0.74%	0.70%	3.17%	(0.75%)	15,964	74%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$10.53	$0.16	$0.16	$0.32	($0.15)	$—	($0.15)	$10.70	0.88%	0.55%	2.90%	3.10%	$385,386	38%
4/1/2016 - 3/31/2017	10.47	0.31	0.05	0.36	(0.30)	—	(0.30)	10.53	0.88%	0.66%	2.90%	3.50%	337,844	82%
4/1/2015 - 3/31/2016	10.81	0.33	(0.34)	(0.01)	(0.33)	—	(0.33)	10.47	0.89%	0.70%	3.17%	(0.02%)	249,677	74%
4/1/2014 - 3/31/2015	10.68	0.34	0.13	0.47	(0.34)	—	(0.34)	10.81	0.88%	0.69%	3.17%	4.43%	219,437	53%
4/1/2013 - 3/31/2014	10.95	0.35	(0.10)	0.25	(0.36)	(0.16)	(0.52)	10.68	0.91%	0.65%	3.28%	2.53%	69,489	120%
6/29/2012 - 3/31/2013	10.79	0.24	0.41	0.65	(0.24)	(0.25)	(0.49)	10.95	0.94%	0.67%	2.99%	5.97%	93,966	171%
Pacific Funds Strategic Income
Class A
4/1/2017 - 9/30/2017 (6)	$10.68	$0.20	$0.15	$0.35	($0.20)	$—	($0.20)	$10.83	1.23%	0.95%	3.71%	3.27%	$71,987	50%
4/1/2016 - 3/31/2017	10.09	0.39	0.59	0.98	(0.39)	—	(0.39)	10.68	1.25%	1.02%	3.71%	9.82%	66,765	116%
4/1/2015 - 3/31/2016	10.75	0.43	(0.66)	(0.23)	(0.43)	—	(0.43)	10.09	1.26%	1.05%	4.20%	(2.17%)	52,218	94%
4/1/2014 - 3/31/2015	11.20	0.46	(0.37)	0.09	(0.44)	(0.10)	(0.54)	10.75	1.28%	1.05%	4.18%	0.84%	51,175	157%
4/1/2013 - 3/31/2014	11.23	0.48	0.30	0.78	(0.49)	(0.32)	(0.81)	11.20	1.43%	1.05%	4.34%	7.25%	37,896	190%
6/29/2012 - 3/31/2013	10.53	0.38	0.98	1.36	(0.36)	(0.30)	(0.66)	11.23	1.47%	1.05%	4.55%	13.12%	20,963	353%
Class C
4/1/2017 - 9/30/2017 (6)	$10.66	$0.16	$0.15	$0.31	($0.16)	$—	($0.16)	$10.81	1.98%	1.65%	3.01%	2.92%	$55,323	50%
4/1/2016 - 3/31/2017	10.07	0.31	0.59	0.90	(0.31)	—	(0.31)	10.66	2.00%	1.76%	2.97%	9.03%	50,016	116%
4/1/2015 - 3/31/2016	10.73	0.36	(0.67)	(0.31)	(0.35)	—	(0.35)	10.07	2.01%	1.80%	3.45%	(2.90%)	44,196	94%
4/1/2014 - 3/31/2015	11.19	0.38	(0.38)	—	(0.36)	(0.10)	(0.46)	10.73	2.03%	1.80%	3.43%	0.03%	42,684	157%
4/1/2013 - 3/31/2014	11.22	0.40	0.30	0.70	(0.41)	(0.32)	(0.73)	11.19	2.18%	1.80%	3.59%	6.51%	23,451	190%
6/29/2012 - 3/31/2013	10.53	0.32	0.98	1.30	(0.31)	(0.30)	(0.61)	11.22	2.22%	1.80%	3.80%	12.52%	7,948	353%
Class I
4/1/2017 - 9/30/2017 (6)	$10.62	$0.22	$0.14	$0.36	($0.21)	$—	($0.21)	$10.77	0.83%	0.65%	4.01%	3.44%	$3,332	50%
4/1/2016 - 3/31/2017	10.03	0.42	0.59	1.01	(0.42)	—	(0.42)	10.62	0.85%	0.71%	4.01%	10.20%	2,446	116%
4/1/2015 - 3/31/2016	10.70	0.46	(0.67)	(0.21)	(0.46)	—	(0.46)	10.03	0.86%	0.75%	4.50%	(1.98%)	948	94%
4/1/2014 - 3/31/2015	11.15	0.49	(0.37)	0.12	(0.47)	(0.10)	(0.57)	10.70	0.88%	0.77%	4.46%	1.13%	1,381	157%
4/1/2013 - 3/31/2014	11.18	0.52	0.28	0.80	(0.51)	(0.32)	(0.83)	11.15	1.03%	0.80%	4.59%	7.51%	1,686	190%
4/1/2012 - 3/31/2013	10.40	0.52	1.09	1.61	(0.53)	(0.30)	(0.83)	11.18	1.22%	0.80%	4.80%	15.94%	22,099	353%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$10.68	$0.21	$0.15	$0.36	($0.21)	$—	($0.21)	$10.83	0.98%	0.70%	3.96%	3.40%	$293,847	50%
4/1/2016 - 3/31/2017	10.09	0.42	0.58	1.00	(0.41)	—	(0.41)	10.68	1.00%	0.77%	3.96%	10.09%	217,482	116%
4/1/2015 - 3/31/2016	10.76	0.46	(0.68)	(0.22)	(0.45)	—	(0.45)	10.09	1.01%	0.80%	4.45%	(2.01%)	115,565	94%
4/1/2014 - 3/31/2015	11.20	0.48	(0.35)	0.13	(0.47)	(0.10)	(0.57)	10.76	1.03%	0.80%	4.43%	1.20%	66,223	157%
4/1/2013 - 3/31/2014	11.24	0.51	0.29	0.80	(0.52)	(0.32)	(0.84)	11.20	1.18%	0.80%	4.59%	7.42%	9,302	190%
6/29/2012 - 3/31/2013	10.53	0.40	0.97	1.37	(0.36)	(0.30)	(0.66)	11.24	1.24%	0.82%	4.78%	13.31%	1,575	353%
Pacific Funds Floating Rate Income
Class A
4/1/2017 - 9/30/2017 (6)	$10.15	$0.21	($0.05)	$0.16	($0.22)	$—	($0.22)	$10.09	1.28%	1.01%	4.20%	1.55%	$207,746	74%
4/1/2016 - 3/31/2017	9.76	0.42	0.38	0.80	(0.41)	—	(0.41)	10.15	1.30%	1.09%	4.21%	8.32%	207,238	168%
4/1/2015 - 3/31/2016	10.08	0.39	(0.32)	0.07	(0.39)	—	(0.39)	9.76	1.30%	1.12%	3.92%	0.72%	191,376	99%
4/1/2014 - 3/31/2015	10.51	0.44	(0.40)	0.04	(0.44)	(0.03)	(0.47)	10.08	1.29%	1.07%	4.20%	0.38%	215,160	80%
4/1/2013 - 3/31/2014	10.46	0.40	0.04	0.44	(0.37)	(0.02)	(0.39)	10.51	1.30%	1.05%	3.86%	4.30%	375,848	123%
4/1/2012 - 3/31/2013	10.07	0.46	0.46	0.92	(0.43)	(0.10)	(0.53)	10.46	1.43%	1.05%	4.46%	9.36%	125,007	186%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Floating Rate Income (Continued)
Class C
4/1/2017 - 9/30/2017 (6)	$10.13	$0.18	($0.06)	$0.12	($0.18)	$—	($0.18)	$10.07	2.03%	1.71%	3.50%	1.20%	$186,789	74%
4/1/2016 - 3/31/2017	9.74	0.35	0.37	0.72	(0.33)	—	(0.33)	10.13	2.05%	1.83%	3.47%	7.54%	180,612	168%
4/1/2015 - 3/31/2016	10.06	0.31	(0.31)	0.00	(0.32)	—	(0.32)	9.74	2.05%	1.87%	3.17%	(0.04%)	161,326	99%
4/1/2014 - 3/31/2015	10.50	0.36	(0.40)	(0.04)	(0.37)	(0.03)	(0.40)	10.06	2.04%	1.82%	3.45%	(0.46%)	179,798	80%
4/1/2013 - 3/31/2014	10.45	0.33	0.04	0.37	(0.30)	(0.02)	(0.32)	10.50	2.05%	1.80%	3.11%	3.57%	214,365	123%
4/1/2012 - 3/31/2013	10.07	0.38	0.46	0.84	(0.36)	(0.10)	(0.46)	10.45	2.18%	1.80%	3.71%	8.56%	63,045	186%
Class I
4/1/2017 - 9/30/2017 (6)	$10.16	$0.23	($0.06)	$0.17	($0.23)	$—	($0.23)	$10.10	0.88%	0.71%	4.50%	1.70%	$235,412	74%
4/1/2016 - 3/31/2017	9.77	0.45	0.38	0.83	(0.44)	—	(0.44)	10.16	0.89%	0.78%	4.52%	8.63%	249,811	168%
4/1/2015 - 3/31/2016	10.09	0.42	(0.32)	0.10	(0.42)	—	(0.42)	9.77	0.90%	0.82%	4.22%	1.02%	91,984	99%
4/1/2014 - 3/31/2015	10.53	0.46	(0.40)	0.06	(0.47)	(0.03)	(0.50)	10.09	0.89%	0.81%	4.46%	0.55%	88,508	80%
4/1/2013 - 3/31/2014	10.47	0.43	0.05	0.48	(0.40)	(0.02)	(0.42)	10.53	0.90%	0.80%	4.11%	4.65%	96,635	123%
4/1/2012 - 3/31/2013	10.08	0.48	0.46	0.94	(0.45)	(0.10)	(0.55)	10.47	1.03%	0.80%	4.71%	9.56%	10,726	186%
Class P
4/1/2017 - 9/30/2017 (6)	$10.16	$0.22	($0.05)	$0.17	($0.23)	$—	($0.23)	$10.10	0.88%	0.81%	4.40%	1.64%	$75,840	74%
4/1/2016 - 3/31/2017	9.76	0.45	0.38	0.83	(0.43)	—	(0.43)	10.16	0.89%	0.87%	4.43%	8.56%	78,660	168%
4/1/2015 - 3/31/2016	10.09	0.41	(0.33)	0.08	(0.41)	—	(0.41)	9.76	0.90%	0.87%	4.17%	0.97%	568	99%
4/1/2014 - 3/31/2015	10.52	0.45	(0.38)	0.07	(0.47)	(0.03)	(0.50)	10.09	0.89%	0.83%	4.44%	0.64%	691	80%
4/1/2013 - 3/31/2014	10.47	0.43	0.04	0.47	(0.40)	(0.02)	(0.42)	10.52	0.90%	0.80%	4.11%	4.53%	249	123%
12/31/2012 - 3/31/2013	10.29	0.12	0.16	0.28	(0.10)	—	(0.10)	10.47	0.99%	0.80%	4.70%	2.74%	14	186%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$10.18	$0.23	($0.06)	$0.17	($0.23)	$—	($0.23)	$10.12	1.03%	0.76%	4.45%	1.67%	$522,226	74%
4/1/2016 - 3/31/2017	9.79	0.45	0.37	0.82	(0.43)	—	(0.43)	10.18	1.04%	0.83%	4.47%	8.56%	450,761	168%
4/1/2015 - 3/31/2016	10.11	0.41	(0.32)	0.09	(0.41)	—	(0.41)	9.79	1.05%	0.87%	4.17%	0.96%	231,437	99%
4/1/2014 - 3/31/2015	10.54	0.46	(0.39)	0.07	(0.47)	(0.03)	(0.50)	10.11	1.04%	0.82%	4.45%	0.63%	270,383	80%
4/1/2013 - 3/31/2014	10.49	0.43	0.04	0.47	(0.40)	(0.02)	(0.42)	10.54	1.05%	0.80%	4.11%	4.54%	368,122	123%
6/29/2012 - 3/31/2013	10.12	0.36	0.45	0.81	(0.34)	(0.10)	(0.44)	10.49	1.15%	0.80%	4.70%	8.13%	35,648	186%
Pacific Funds Limited Duration High Income
Class A
4/1/2017 - 9/30/2017 (6)	$9.12	$0.18	$0.04	$0.22	($0.19)	$—	($0.19)	$9.15	1.49%	0.95%	3.99%	2.43%	$5,101	32%
4/1/2016 - 3/31/2017	8.86	0.35	0.26	0.61	(0.35)	—	(0.35)	9.12	1.47%	1.05%	3.87%	7.01%	5,506	77%
4/1/2015 - 3/31/2016	9.60	0.41	(0.74)	(0.33)	(0.41)	—	(0.41)	8.86	1.45%	1.08%	4.44%	(3.48%)	7,503	48%
4/1/2014 - 3/31/2015	10.22	0.45	(0.58)	(0.13)	(0.45)	(0.04)	(0.49)	9.60	1.49%	1.08%	4.51%	(1.27%)	7,094	49%
7/31/2013 - 3/31/2014	10.00	0.26	0.22	0.48	(0.25)	(0.01)	(0.26)	10.22	1.67%	1.08%	3.94%	4.85%	8,677	53%
Class C
4/1/2017 - 9/30/2017 (6)	$9.10	$0.15	$0.04	$0.19	($0.16)	$—	($0.16)	$9.13	2.24%	1.65%	3.29%	2.08%	$3,435	32%
4/1/2016 - 3/31/2017	8.85	0.28	0.26	0.54	(0.29)	—	(0.29)	9.10	2.22%	1.78%	3.14%	6.12%	3,206	77%
4/1/2015 - 3/31/2016	9.58	0.34	(0.73)	(0.39)	(0.34)	—	(0.34)	8.85	2.20%	1.83%	3.69%	(4.10%)	3,104	48%
4/1/2014 - 3/31/2015	10.20	0.37	(0.57)	(0.20)	(0.38)	(0.04)	(0.42)	9.58	2.21%	1.83%	3.76%	(1.99%)	3,664	49%
7/31/2013 - 3/31/2014	10.00	0.21	0.22	0.43	(0.22)	(0.01)	(0.23)	10.20	2.42%	1.83%	3.19%	4.28%	2,442	53%
Class I
4/1/2017 - 9/30/2017 (6)	$9.11	$0.19	$0.05	$0.24	($0.20)	$—	($0.20)	$9.15	1.09%	0.70%	4.24%	2.56%	$23,412	32%
4/1/2016 - 3/31/2017	8.86	0.38	0.25	0.63	(0.38)	—	(0.38)	9.11	1.07%	0.76%	4.16%	7.32%	22,819	77%
4/1/2015 - 3/31/2016	9.60	0.44	(0.74)	(0.30)	(0.44)	—	(0.44)	8.86	1.05%	0.78%	4.74%	(3.19%)	21,217	48%
4/1/2014 - 3/31/2015	10.22	0.48	(0.58)	(0.10)	(0.48)	(0.04)	(0.52)	9.60	1.09%	0.80%	4.79%	(0.89%)	21,921	49%
7/31/2013 - 3/31/2014	10.00	0.28	0.21	0.49	(0.26)	(0.01)	(0.27)	10.22	1.27%	0.83%	4.19%	4.87%	22,227	53%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Limited Duration High Income (Continued)
Advisor Class
4/1/2017 - 9/30/2017 (6)	$9.11	$0.19	$0.04	$0.23	($0.20)	$—	($0.20)	$9.14	1.24%	0.70%	4.24%	2.56%	$2,543	32%
4/1/2016 - 3/31/2017	8.86	0.37	0.25	0.62	(0.37)	—	(0.37)	9.11	1.22%	0.79%	4.13%	7.17%	2,032	77%
4/1/2015 - 3/31/2016	9.60	0.44	(0.75)	(0.31)	(0.43)	—	(0.43)	8.86	1.20%	0.83%	4.69%	(3.24%)	1,975	48%
4/1/2014 - 3/31/2015	10.21	0.46	(0.55)	(0.09)	(0.48)	(0.04)	(0.52)	9.60	1.18%	0.83%	4.76%	(0.92%)	5,669	49%
7/31/2013 - 3/31/2014	10.00	0.28	0.21	0.49	(0.27)	(0.01)	(0.28)	10.21	1.42%	0.83%	4.19%	4.89%	1,860	53%
Pacific Funds High Income
Class A
4/1/2017 - 9/30/2017 (6)	$10.29	$0.25	$0.20	$0.45	($0.28)	$—	($0.28)	$10.46	1.49%	0.95%	4.80%	4.39%	$5,360	35%
4/1/2016 - 3/31/2017	9.44	0.48	0.92	1.40	(0.55)	—	(0.55)	10.29	1.32%	1.03%	4.81%	15.16%	5,626	61%
4/1/2015 - 3/31/2016	10.48	0.50	(1.10)	(0.60)	(0.44)	—	(0.44)	9.44	1.28%	1.05%	5.05%	(5.79%)	10,391	54%
4/1/2014 - 3/31/2015	11.22	0.54	(0.60)	(0.06)	(0.52)	(0.16)	(0.68)	10.48	1.50%	1.05%	4.90%	(0.49%)	5,900	60%
4/1/2013 - 3/31/2014	11.16	0.56	0.25	0.81	(0.55)	(0.20)	(0.75)	11.22	1.67%	1.05%	5.03%	7.50%	6,441	99%
6/29/2012 - 3/31/2013	10.57	0.46	0.84	1.30	(0.44)	(0.27)	(0.71)	11.16	1.87%	1.05%	5.57%	12.59%	3,497	154%
Class C
4/1/2017 - 9/30/2017 (6)	$10.28	$0.21	$0.19	$0.40	($0.24)	$—	($0.24)	$10.44	2.24%	1.65%	4.10%	3.93%	$4,880	35%
4/1/2016 - 3/31/2017	9.43	0.41	0.92	1.33	(0.48)	—	(0.48)	10.28	2.07%	1.76%	4.07%	14.36%	4,802	61%
4/1/2015 - 3/31/2016	10.47	0.43	(1.10)	(0.67)	(0.37)	—	(0.37)	9.43	2.03%	1.80%	4.30%	(6.52%)	4,324	54%
4/1/2014 - 3/31/2015	11.21	0.45	(0.59)	(0.14)	(0.44)	(0.16)	(0.60)	10.47	2.24%	1.80%	4.15%	(1.22%)	5,419	60%
4/1/2013 - 3/31/2014	11.16	0.47	0.25	0.72	(0.47)	(0.20)	(0.67)	11.21	2.42%	1.80%	4.28%	6.65%	5,245	99%
6/29/2012 - 3/31/2013	10.57	0.40	0.85	1.25	(0.39)	(0.27)	(0.66)	11.16	2.62%	1.80%	4.82%	12.11%	2,203	154%
Class I
4/1/2017 - 9/30/2017 (6)	$10.21	$0.26	$0.20	$0.46	($0.29)	$—	($0.29)	$10.38	1.09%	0.70%	5.05%	4.56%	$2,661	35%
4/1/2016 - 3/31/2017	9.37	0.51	0.91	1.42	(0.58)	—	(0.58)	10.21	0.90%	0.73%	5.10%	15.52%	5,204	61%
4/1/2015 - 3/31/2016	10.41	0.54	(1.11)	(0.57)	(0.47)	—	(0.47)	9.37	0.88%	0.75%	5.35%	(5.57%)	58	54%
4/1/2014 - 3/31/2015	11.14	0.57	(0.61)	(0.04)	(0.53)	(0.16)	(0.69)	10.41	1.10%	0.77%	5.18%	(0.30%)	241	60%
4/1/2013 - 3/31/2014	11.09	0.58	0.24	0.82	(0.57)	(0.20)	(0.77)	11.14	1.27%	0.80%	5.28%	7.72%	9,493	99%
4/1/2012 - 3/31/2013	10.58	0.63	0.82	1.45	(0.67)	(0.27)	(0.94)	11.09	1.78%	0.80%	5.82%	14.21%	8,810	154%
Class P
4/1/2017 - 9/30/2017 (6)	$10.20	$0.26	$0.19	$0.45	($0.29)	$—	($0.29)	$10.36	1.09%	0.77%	4.98%	4.42%	$10,288	35%
4/1/2016 - 3/31/2017	9.36	0.49	0.93	1.42	(0.58)	—	(0.58)	10.20	0.95%	0.80%	5.04%	15.47%	10,554	61%
4/1/2015 - 3/31/2016	10.40	0.52	(1.09)	(0.57)	(0.47)	—	(0.47)	9.36	0.88%	0.80%	5.30%	(5.60%)	113,998	54%
1/14/2015 - 3/31/2015	10.22	0.11	0.19	0.30	(0.12)	—	(0.12)	10.40	1.06%	0.80%	5.15%	2.94%	38,919	60%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$10.30	$0.26	$0.20	$0.46	($0.29)	$—	($0.29)	$10.47	1.24%	0.70%	5.05%	4.52%	$2,066	35%
4/1/2016 - 3/31/2017	9.44	0.51	0.93	1.44	(0.58)	—	(0.58)	10.30	1.06%	0.77%	5.07%	15.58%	2,304	61%
4/1/2015 - 3/31/2016	10.49	0.53	(1.12)	(0.59)	(0.46)	—	(0.46)	9.44	1.03%	0.80%	5.30%	(5.66%)	1,666	54%
4/1/2014 - 3/31/2015	11.23	0.57	(0.60)	(0.03)	(0.55)	(0.16)	(0.71)	10.49	1.24%	0.80%	5.15%	(0.23%)	3,807	60%
4/1/2013 - 3/31/2014	11.18	0.58	0.24	0.82	(0.57)	(0.20)	(0.77)	11.23	1.42%	0.80%	5.28%	7.67%	3,064	99%
6/29/2012 - 3/31/2013	10.57	0.48	0.85	1.33	(0.45)	(0.27)	(0.72)	11.18	1.63%	0.81%	5.81%	12.87%	279	154%
Pacific Funds Large-Cap (8)
Class A
4/1/2017 - 9/30/2017 (6)	$11.08	$0.05	$0.85	$0.90	$—	$—	$—	$11.98	1.77%	1.00%	0.85%	8.12%	$4,299	66%
4/1/2016 - 3/31/2017	9.66	0.11	1.40	1.51	(0.09)	—	(0.09)	11.08	2.86%	1.00%	1.08%	15.69%	4,599	108%
1/11/2016 - 3/31/2016	9.10	0.03	0.53	0.56	—	—	—	9.66	6.07%	1.00%	1.35%	6.15%	551	27%
Class C
4/1/2017 - 9/30/2017 (6)	$11.03	$0.01	$0.84	$0.85	$—	$—	$—	$11.88	2.52%	1.75%	0.10%	7.71%	$3,183	66%
4/1/2016 - 3/31/2017	9.65	0.03	1.39	1.42	(0.04)	—	(0.04)	11.03	3.61%	1.75%	0.33%	14.74%	2,804	108%
1/11/2016 - 3/31/2016	9.10	0.01	0.54	0.55	—	—	—	9.65	6.82%	1.75%	0.60%	6.04%	525	27%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Large-Cap (Continued) (8)
Advisor Class
4/1/2017 - 9/30/2017 (6)	$11.11	$0.06		$0.87	$0.93	$—		$—	$—	$12.04	1.52%	0.75%	1.10%	8.37%	$5,273	66%
4/1/2016 - 3/31/2017	9.67	0.14		1.39	1.53	(0.09)		—	(0.09)	11.11	2.61%	0.75%	1.33%	15.89%	2,176	108%
1/11/2016 - 3/31/2016	9.10	0.03		0.54	0.57	—		—	—	9.67	5.82%	0.75%	1.60%	6.26%	564	27%
Investor Class
4/1/2017 - 9/30/2017 (6)	$10.93	$0.05		$0.84	$0.89	$—		$—	$—	$11.82	1.77%	1.00%	0.85%	8.14%	$345	66%
4/1/2016 - 3/31/2017	9.65	0.11		1.39	1.50	(0.22)		—	(0.22)	10.93	2.86%	1.00%	1.08%	15.66%	299	108%
12/1/2015 - 3/31/2016	10.07	0.04		(0.31)	(0.27)	(0.15	)(9)	—	(0.15)	9.65	6.37%	1.00%	1.35%	(2.68%)	674	27%
12/31/2014 - 11/30/2015	10.00	0.12		(0.05)	0.07	—		—	—	10.07	15.97%	1.00%	1.20%	0.70%	631	45%
Class S
4/1/2017 - 9/30/2017 (6)	$11.03	$0.07		$0.85	$0.92	$—		$—	$—	$11.95	1.37%	0.65%	1.20%	8.34%	$508	66%
4/1/2016 - 3/31/2017	9.66	0.15		1.39	1.54	(0.17)		—	(0.17)	11.03	2.46%	0.65%	1.43%	16.08%	1,184	108%
12/1/2015 - 3/31/2016	10.09	0.05		(0.30)	(0.25)	(0.18	)(9)	—	(0.18)	9.66	5.99%	0.65%	1.70%	(2.54%)	1,879	27%
3/20/2015 - 11/30/2015	10.26	0.12		(0.29)	(0.17)	—		—	—	10.09	9.85%	0.65%	1.72%	(1.66%)	1,895	45%
Pacific Funds Large-Cap Value (8)
Class A
4/1/2017 - 9/30/2017 (6)	$10.75	$0.06		$0.43	$0.49	$—		$—	$—	$11.24	1.47%	1.10%	1.16%	4.56%	$3,052	29%
4/1/2016 - 3/31/2017	9.46	0.14		1.27	1.41	(0.10)		(0.02)	(0.12)	10.75	1.79%	1.10%	1.35%	14.92%	2,572	65%
1/11/2016 - 3/31/2016	8.97	0.04		0.45	0.49	—		—	—	9.46	10.34%	1.10%	1.92%	5.46%	499	48%
Class C
4/1/2017 - 9/30/2017 (6)	$10.69	$0.02		$0.41	$0.43	$—		$—	$—	$11.12	2.22%	1.85%	0.41%	4.02%	$4,200	29%
4/1/2016 - 3/31/2017	9.45	0.06		1.26	1.32	(0.06)		(0.02)	(0.08)	10.69	2.54%	1.85%	0.60%	14.03%	3,056	65%
1/11/2016 - 3/31/2016	8.97	0.02		0.46	0.48	—		—	—	9.45	11.09%	1.85%	1.17%	5.35%	477	48%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$10.78	$0.08		$0.42	$0.50	$—		$—	$—	$11.28	1.22%	0.85%	1.41%	4.64%	$21,961	29%
4/1/2016 - 3/31/2017	9.47	0.16		1.26	1.42	(0.09)		(0.02)	(0.11)	10.78	1.54%	0.85%	1.60%	15.10%	24,779	65%
1/11/2016 - 3/31/2016	8.97	0.04		0.46	0.50	—		—	—	9.47	10.09%	0.85%	2.17%	5.57%	777	48%
Investor Class
4/1/2017 - 9/30/2017 (6)	$10.64	$0.06		$0.42	$0.48	$—		$—	$—	$11.12	1.47%	1.10%	1.16%	4.51%	$101	29%
4/1/2016 - 3/31/2017	9.46	0.13		1.28	1.41	(0.21)		(0.02)	(0.23)	10.64	1.79%	1.10%	1.35%	14.84%	96	65%
12/1/2015 - 3/31/2016	10.01	0.06		(0.34)	(0.28)	(0.27)		—	(0.27)	9.46	12.77%	1.07%	1.95%	(2.76%)	514	48%
12/31/2014 - 11/30/2015	10.00	0.13		(0.12)	0.01	—		—	—	10.01	30.13%	1.00%	1.42%	0.10%	500	44%
Class S
4/1/2017 - 9/30/2017 (6)	$10.75	$0.08		$0.42	$0.50	$—		$—	$—	$11.25	1.07%	0.75%	1.51%	4.65%	$1,664	29%
4/1/2016 - 3/31/2017	9.47	0.17		1.28	1.45	(0.15)		(0.02)	(0.17)	10.75	1.39%	0.75%	1.70%	15.35%	1,365	65%
1/11/2016 - 3/31/2016	8.97	0.04		0.46	0.50	—		—	—	9.47	9.93%	0.75%	2.27%	5.57%	210	48%
Pacific Funds Small/Mid-Cap (8)
Class A
4/1/2017 - 9/30/2017 (6)	$11.93	($0.02)		$0.75	$0.73	$—		$—	$—	$12.66	1.50%	1.30%	(0.27%)	6.12%	$20,400	13%
4/1/2016 - 3/31/2017	9.93	(0.02)		2.05	2.03	—		(0.03)	(0.03)	11.93	1.71%	1.30%	(0.19%)	20.44%	18,360	45%
1/11/2016 - 3/31/2016	9.33	0.00	(7)	0.60	0.60	—		—	—	9.93	5.43%	1.30%	0.07%	6.43%	2,254	11%
Class C
4/1/2017 - 9/30/2017 (6)	$11.81	($0.06)		$0.74	$0.68	$—		$—	$—	$12.49	2.25%	2.05%	(1.02%)	5.76%	$12,161	13%
4/1/2016 - 3/31/2017	9.91	(0.10)		2.03	1.93	—		(0.03)	(0.03)	11.81	2.46%	2.05%	(0.94%)	19.47%	7,383	45%
1/11/2016 - 3/31/2016	9.33	(0.01)		0.59	0.58	—		—	—	9.91	6.18%	2.05%	(0.68%)	6.22%	527	11%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$11.94	($0.00	)(7)	$0.75	$0.75	$—		$—	$—	$12.69	1.25%	1.05%	(0.02%)	6.28%	$114,781	13%
4/1/2016 - 3/31/2017	9.92	0.01		2.05	2.06	(0.01)		(0.03)	(0.04)	11.94	1.46%	1.05%	0.06%	20.73%	70,260	45%
1/11/2016 - 3/31/2016	9.33	0.01		0.58	0.59	—		—	—	9.92	5.18%	1.05%	0.32%	6.32%	1,965	11%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Small/Mid-Cap (Continued) (8)
Investor Class
4/1/2017 - 9/30/2017 (6)	$11.90	($0.02)		$0.75	$0.73	$—	$—	$—	$12.63	1.50%	1.35%	(0.32%)	6.14%	$7,803	13%
4/1/2016 - 3/31/2017	9.91	(0.03)		2.05	2.02	—	(0.03)	(0.03)	11.90	1.71%	1.35%	(0.24%)	20.38%	6,808	45%
1/11/2016 - 3/31/2016	9.33	0.00	(7)	0.58	0.58	—	—	—	9.91	5.43%	1.35%	0.02%	6.22%	2,286	11%
Class S
4/1/2017 - 9/30/2017 (6)	$11.94	$0.00	(7)	$0.75	$0.75	$—	$—	$—	$12.69	1.11%	1.00%	0.03%	6.28%	$9,329	13%
4/1/2016 - 3/31/2017	9.92	0.01		2.05	2.06	(0.01)	(0.03)	(0.04)	11.94	1.31%	1.00%	0.11%	20.78%	8,531	45%
12/1/2015 - 3/31/2016	10.48	0.01		(0.49)	(0.48)	(0.03)	(0.05)	(0.08)	9.92	9.62%	1.00%	0.37%	(4.55%)	711	11%
12/31/2014 - 11/30/2015	10.00	0.01		0.47	0.48	—	—	—	10.48	29.84%	1.00%	0.12%	4.80%	524	30%
Pacific Funds Small-Cap (8)
Class A
4/1/2017 - 9/30/2017 (6)	$11.77	($0.01)		$0.80	$0.79	$—	$—	$—	$12.56	1.97%	1.30%	(0.12%)	6.71%	$1,508	37%
4/1/2016 - 3/31/2017	9.68	(0.00	)(7)	2.19	2.19	(0.10)	—	(0.10)	11.77	3.44%	1.30%	(0.04%)	22.70%	1,759	62%
1/11/2016 - 3/31/2016	9.10	0.01		0.57	0.58	—	—	—	9.68	17.67%	1.30%	0.31%	6.37%	324	27%
Class C
4/1/2017 - 9/30/2017 (6)	$11.76	($0.05)		$0.79	$0.74	$—	$—	$—	$12.50	2.72%	2.05%	(0.87%)	6.29%	$807	37%
4/1/2016 - 3/31/2017	9.66	(0.09)		2.19	2.10	—	—	—	11.76	4.19%	2.05%	(0.79%)	21.74%	641	62%
1/11/2016 - 3/31/2016	9.10	(0.01)		0.57	0.56	—	—	—	9.66	18.42%	2.05%	(0.44%)	6.15%	130	27%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$11.90	$0.01		$0.80	$0.81	$—	$—	$—	$12.71	1.72%	1.05%	0.13%	6.81%	$11,926	37%
4/1/2016 - 3/31/2017	9.68	0.02		2.21	2.23	(0.01)	—	(0.01)	11.90	3.19%	1.05%	0.21%	23.03%	8,265	62%
1/11/2016 - 3/31/2016	9.10	0.01		0.57	0.58	—	—	—	9.68	17.42%	1.05%	0.56%	6.37%	153	27%
Investor Class
4/1/2017 - 9/30/2017 (6)	$11.84	($0.01)		$0.80	$0.79	$—	$—	$—	$12.63	1.97%	1.35%	(0.18%)	6.67%	$16	37%
4/1/2016 - 3/31/2017	9.67	(0.01)		2.20	2.19	(0.02)	—	(0.02)	11.84	3.44%	1.35%	(0.09%)	22.65%	580	62%
1/11/2016 - 3/31/2016	9.10	0.01		0.56	0.57	—	—	—	9.67	17.67%	1.35%	0.26%	6.26%	18	27%
Class S
4/1/2017 - 9/30/2017 (6)	$10.95	$0.01		$0.74	$0.75	$—	$—	$—	$11.70	1.57%	1.00%	0.18%	6.85%	$325	37%
4/1/2016 - 3/31/2017	9.67	0.03		2.17	2.20	(0.92)	—	(0.92)	10.95	3.04%	1.00%	0.26%	23.03%	140	62%
12/1/2015 - 3/31/2016	10.31	0.02		(0.60)	(0.58)	(0.06)	—	(0.06)	9.67	10.38%	1.00%	0.61%	(5.68%)	497	27%
12/31/2014 - 11/30/2015	10.00	0.02		0.29	0.31	—	—	—	10.31	30.41%	1.00%	0.24%	3.10%	516	27%
Pacific Funds Small-Cap Value (8)
Class A
4/1/2017 - 9/30/2017 (6)	$11.52	$0.02		$0.64	$0.66	$—	$—	$—	$12.18	1.64%	1.30%	0.26%	5.73%	$1,136	23%
4/1/2016 - 3/31/2017	9.47	0.03		2.13	2.16	(0.06)	(0.05)	(0.11)	11.52	1.90%	1.30%	0.23%	22.65%	743	76%
1/11/2016 - 3/31/2016	8.80	0.02		0.65	0.67	—	—	—	9.47	15.99%	1.30%	0.97%	7.73%	148	17%
Class C
4/1/2017 - 9/30/2017 (6)	$11.46	($0.03)		$0.64	$0.61	$—	$—	$—	$12.07	2.39%	2.05%	(0.49%)	5.32%	$1,646	23%
4/1/2016 - 3/31/2017	9.46	(0.06)		2.12	2.06	(0.01)	(0.05)	(0.06)	11.46	2.65%	2.05%	(0.52%)	21.81%	1,105	76%
1/11/2016 - 3/31/2016	8.80	0.00	(7)	0.66	0.66	—	—	—	9.46	16.74%	2.05%	0.22%	7.50%	121	17%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$11.59	$0.03		$0.65	$0.68	$—	$—	$—	$12.27	1.39%	1.05%	0.51%	5.87%	$22,056	23%
4/1/2016 - 3/31/2017	9.48	0.05		2.15	2.20	(0.04)	(0.05)	(0.09)	11.59	1.65%	1.05%	0.48%	23.02%	20,617	76%
1/11/2016 - 3/31/2016	8.80	0.02		0.66	0.68	—	—	—	9.48	15.74%	1.05%	1.22%	7.84%	261	17%
Investor Class
4/1/2017 - 9/30/2017 (6)	$11.51	$0.01		$0.64	$0.65	$—	$—	$—	$12.16	1.64%	1.35%	0.21%	5.65%	$85	23%
4/1/2016 - 3/31/2017	9.47	0.02		2.13	2.15	(0.06)	(0.05)	(0.11)	11.51	1.90%	1.35%	0.18%	22.59%	206	76%
1/11/2016 - 3/31/2016	8.80	0.02		0.65	0.67	—	—	—	9.47	15.99%	1.35%	0.92%	7.73%	59	17%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Small-Cap Value (Continued) (8)
Class S
4/1/2017 - 9/30/2017 (6)	$11.55	$0.03		$0.66	$0.69	$—		$—	$—	$12.24	1.24%	1.00%	0.56%	5.97%	$10,474	23%
4/1/2016 - 3/31/2017	9.47	0.06		2.13	2.19	(0.06)		(0.05)	(0.11)	11.55	1.50%	1.00%	0.53%	23.02%	9,655	76%
12/1/2015 - 3/31/2016	10.14	0.04		(0.49)	(0.45)	(0.12)		(0.10)	(0.22)	9.47	16.02%	1.00%	1.27%	(4.37%)	1,118	17%
12/31/2014 - 11/30/2015	10.00	0.06		0.08	0.14	—		—	—	10.14	26.85%	1.00%	0.63%	1.40%	706	29%
Pacific Funds Small-Cap Growth (8)
Class A
4/1/2017 - 9/30/2017 (6)	$11.14	($0.04)		$0.79	$0.75	$—		$—	$—	$11.89	1.63%	1.30%	(0.62%)	6.73%	$515	24%
4/1/2016 - 3/31/2017	9.61	(0.07)		1.80	1.73	—		(0.20)	(0.20)	11.14	1.93%	1.30%	(0.68%)	17.83%	514	49%
1/11/2016 - 3/31/2016	9.27	(0.01)		0.35	0.34	—		—	—	9.61	12.44%	1.30%	(0.70%)	3.88%	43	7%
Class C
4/1/2017 - 9/30/2017 (6)	$11.05	($0.08)		$0.77	$0.69	$—		$—	$—	$11.74	2.38%	2.05%	(1.37%)	6.25%	$406	24%
4/1/2016 - 3/31/2017	9.61	(0.15)		1.79	1.64	—		(0.20)	(0.20)	11.05	2.68%	2.05%	(1.43%)	17.14%	187	49%
1/11/2016 - 3/31/2016	9.27	(0.03)		0.37	0.34	—		—	—	9.61	13.19%	2.05%	(1.45%)	3.67%	34	7%
Class P
4/1/2017 - 9/30/2017 (6)	$11.19	($0.02)		$0.78	$0.76	$—		$—	$—	$11.95	1.23%	1.05%	(0.37%)	6.79%	$12,279	24%
6/8/2016 - 3/31/2017	10.06	(0.04)		1.37	1.33	—		(0.20)	(0.20)	11.19	1.43%	1.05%	(0.43%)	13.29%	12,385	49%
Advisor Class
4/1/2017 - 9/30/2017 (6)	$11.19	($0.02)		$0.79	$0.77	$—		$—	$—	$11.96	1.38%	1.05%	(0.37%)	6.88%	$12,816	24%
4/1/2016 - 3/31/2017	9.64	(0.05)		1.80	1.75	—		(0.20)	(0.20)	11.19	1.68%	1.05%	(0.43%)	18.23%	13,321	49%
1/11/2016 - 3/31/2016	9.27	(0.01)		0.38	0.37	—		—	—	9.64	12.19%	1.05%	(0.45%)	3.99%	234	7%
Investor Class
4/1/2017 - 9/30/2017 (6)	$11.13	($0.03)		$0.78	$0.75	$—		$—	$—	$11.88	1.63%	1.25%	(0.57%)	6.74%	$1,246	24%
4/1/2016 - 3/31/2017	9.62	(0.06)		1.79	1.73	(0.02)		(0.20)	(0.22)	11.13	1.93%	1.25%	(0.63%)	18.11%	1,155	49%
12/1/2015 - 3/31/2016	10.42	(0.02)		(0.78)	(0.80)	—		—	—	9.62	12.79%	1.25%	(0.65%)	(7.68%)	977	7%
12/31/2014 - 11/30/2015	10.00	(0.07)		0.49	0.42	—		—	—	10.42	17.40%	1.25%	(0.70%)	4.20%	1,047	34%
Class S
4/1/2017 - 9/30/2017 (6)	$11.20	($0.01)		$0.78	$0.77	$—		$—	$—	$11.97	1.23%	0.90%	(0.22%)	6.88%	$10,745	24%
4/1/2016 - 3/31/2017	9.63	(0.03)		1.80	1.77	(0.00	)(7)	(0.20)	(0.20)	11.20	1.53%	0.90%	(0.28%)	18.47%	9,680	49%
1/11/2016 - 3/31/2016	9.27	(0.00	)(7)	0.36	0.36	—		—	—	9.63	12.04%	0.90%	(0.29%)	3.88%	411	7%

(1)	For share classes that commenced operations after April 1, 2012, the first date reported represents the commencement date of operations for that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any, as discussed in Notes 6 and 7B in Notes to Financial Statements. The expense ratios for all the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives do not include fees and expenses of the underlying funds (see Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives invest.
(5)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(6)	Unaudited for the six-month period ended September 30, 2017.
(7)	Reflects an amount rounding to less than $0.01 per share or less than 1%.
(8)	Because of the change in fiscal year end from November 30 to March 31 for the Fund, the following periods are shown for the Fund prior to April 1, 2016: (i) the period from December 31, 2014 through November 30, 2015, which reflects the fiscal year end prior to the reorganization and (ii) the period from December 1, 2015 or class commencement date through March 31, 2016, which reflects the change in fiscal year end for the Fund upon the reorganization.
(9)	Includes $0.01 per share return of capital distribution.

See Notes to Financial Statements

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2017, the Trust was comprised of forty separate funds, eighteen of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”):

Fund	Fund
Pacific FundsSM Portfolio Optimization Conservative (1)	Pacific FundsSM Floating Rate Income (2)
Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)	Pacific FundsSM Limited Duration High Income (2)
Pacific FundsSM Portfolio Optimization Moderate (1)	Pacific FundsSM High Income (2)
Pacific FundsSM Portfolio Optimization Growth (1)	Pacific FundsSM Large-Cap (3)
Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)	Pacific FundsSM Large-Cap Value (3)
Pacific FundsSM Diversified Alternatives	Pacific FundsSM Small/Mid-Cap (3)
Pacific FundsSM Short Duration Income (2)	Pacific FundsSM Small-Cap (3)
Pacific FundsSM Core Income (2)	Pacific FundsSM Small-Cap Value (3)
Pacific FundsSM Strategic Income (2)	Pacific FundsSM Small-Cap Growth (3)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”.
(2)	These Funds are collectively known as the “PF Fixed Income Funds”.
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”.

The Portfolio Optimization Funds offer Class A, Class B, Class C, Class R, and Advisor Class shares. Pacific Funds Diversified Alternatives offers Class A, Class C, and Advisor Class shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R and Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1.00% on redemptions of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class B shares were closed to any new or additional purchases (except through reinvestment of dividends and capital gains distributions) as of the close of business on July 31, 2017.

The PF Fixed Income Funds offer Class A, Class C, Class I, and Advisor Class shares. Additionally, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income offer Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares of Pacific Funds Short Duration Income, Pacific Funds Floating Rate Income, and Pacific Funds Limited Duration High Income are subject to a maximum 3.00% front-end sales charge, and Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class P, and Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances.

The PF U.S. Equity Funds offer Class A, Class C, Advisor Class, Investor Class, and Class S shares. Additionally, Pacific Funds Small-Cap Growth offers Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class P, Advisor Class, Investor Class, and Class S shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances.

The Trust’s distributor receives all net commissions (front-end sales charges and CDSCs) from the sales of all applicable share classes (see Note 6).

The Portfolio Optimization Funds invest their assets in Class P shares of certain other funds of the Trust (collectively, the “PF Underlying Funds”) as well as Class P shares of Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth. Pacific Funds Diversified Alternatives invests all of its assets in certain PF Underlying Funds and Class P shares of Pacific Funds Floating Rate Income.

There is a separate semi-annual report containing the financial statements for the PF Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-4.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to

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PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective January 1, 2017, the Trust implemented Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements issued by the Financial Accounting Standards Board (“FASB”). This ASU made technical changes to various sections of the accounting standards codification (“ASC”), including modifications to Topic 820, Fair Value Measurement and requires disclosure of reason(s) for the change in valuation approach and valuation technique. Changes in valuation approach and valuation technique, if any, are disclosed in Note 3D.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

For the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, and PF U.S. Equity Funds, dividends on net investment income, if any, are generally declared and paid annually. For the PF Fixed Income Funds, dividends on net investment income, if any, are generally declared and paid monthly. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders.

All realized capital gains are distributed at least annually for each Fund. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW PRONOUNCEMENTS

On October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules (the “Reporting Rules”) and amended existing rules (the “Amended Rules”) intended to modernize reporting and enhance the disclosure of information for most registered investment companies. The Amended Rules include amendments relating to Regulation S-X, which modify the form and content of the financial statements of the Trust, went into effect as of August 1, 2017 and are reflected in this semi-annual report. For the Trust, the effective date of the Reporting

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PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Rules will be June 1, 2018. At this time, management is evaluating the implications of the Reporting Rules and determining their impact on the Trust’s financial statements and accompanying notes.

On March 30, 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, that would require that the premium associated with the purchase of callable debt securities be amortized to the earliest call date and no longer amortized through the contractual life of the instrument. The changes are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of this ASU and its impact on the financial statements of the Trust.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares and share classes. The price per share of each class of a Fund’s shares is called the NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Portfolio Optimization Funds

The investments of each Portfolio Optimization Fund consist of Class P shares of the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth, which are valued at their respective NAVs.

Pacific Funds Diversified Alternatives

The investments of Pacific Funds Diversified Alternatives consist of Class P shares of the applicable PF Underlying Funds and Pacific Funds Floating Rate Income, which are valued at their respective NAVs.

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PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 - Quoted	prices (unadjusted) in active markets for identical investments

• Level 2 - Significant	observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 - Significant	unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of September 30, 2017, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

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(Unaudited)

Fund of Funds Investments

The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. This semi-annual report contains information about the risks associated with investing in Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth. The semi-annual report for the PF Underlying Funds contains information about the risks associated with investing in the PF Underlying Funds. Allocations among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth (See Note 7C).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2017, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2017, Pacific Funds Strategic Income and Pacific Funds Floating Rate Income had unfunded loan commitments of $2,985,000 and $561,655, respectively (see details in the Notes to Schedules of Investments).

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on

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(Unaudited)

the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same derivative risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. The annual report of the PF Underlying Funds discusses in further detail the derivative instruments and the reasons a PF Underlying Fund invested in derivatives during the reporting period.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, Pacific Funds High Income entered into total return swaps on credit indices to obtain long exposure to the broader high yield market, primarily for purposes of liquidity.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Interest rate contracts	Swap agreements, at value	Swap agreements, at value

The following is a summary of fair values of derivative investments disclosed in Pacific Funds High Income’s Statement of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2017:

Derivative Investments Risk Type	Total Value at September 30, 2017
Interest rate contracts (Asset)	$24,033

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Interest rate contracts	Net realized gain (loss) on swap transactions Change in net unrealized appreciation (depreciation) on swaps

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of Pacific Funds High Income’s net realized gain or loss and change in net unrealized appreciation or depreciation on derivative investments recognized in its Statement of Operations categorized by primary risk exposure for the period ended September 30, 2017:

Derivative Investments Risk Type	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest rate contracts	$13,760	$14,414

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The average number of positions and value of derivative investments in interest rate contracts held by Pacific Funds High Income for the period ended September 30, 2017 were 1 and $21,403, respectively. The average number of positions and value of derivative investments and the amounts of net realized gain or loss and changes in net unrealized appreciation or depreciation on derivative investments as disclosed in its Statement of Operations serve as indicators of volume of financial derivative activity for Pacific Funds High Income for the period ended September 30, 2017.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) for Pacific Funds High Income as of September 30, 2017:

	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
	Assets				Liabilities
Swap agreements	$24,033	$—	$—	$24,033	$—	$—	$—	$—

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to each Fund of the Trust. PLFA manages the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives. PLFA also manages the PF Fixed Income Funds under the name Pacific Asset Management. For the PF U.S. Equity Funds, PLFA has retained

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

another investment management firm to sub-advise each Fund, as discussed later in this section. PLFA receives investment advisory fees from each Fund which are based on the following annual percentage of the average daily net assets of each Fund:

Fund	Advisory Fee Rate
Pacific Funds Portfolio Optimization Conservative (1) Pacific Funds Portfolio Optimization Moderate-Conservative (1) Pacific Funds Portfolio Optimization Moderate (1) Pacific Funds Portfolio Optimization Growth (1) Pacific Funds Portfolio Optimization Aggressive-Growth (1) Pacific Funds Diversified Alternatives (1)	0.20%
Pacific Funds Short Duration Income (2)	0.40%
Pacific Funds Core Income (2)	0.50%
Pacific Funds Strategic Income (2) Pacific Funds High Income (2)	0.60%
Pacific Funds Floating Rate Income (2) Pacific Funds Limited Duration High Income (2), (3) Pacific Funds Large-Cap (4) Pacific Funds Large-Cap Value	0.65%
Pacific Funds Small/Mid-Cap Pacific Funds Small-Cap Pacific Funds Small-Cap Value Pacific Funds Small-Cap Growth	0.85%

(1)	PLFA has agreed to waive the following advisory fees through July 31, 2018: 1) 0.025% on net assets above $2 billion through $3 billion; 2) 0.050% on net assets above $3 billion through $5 billion; 3) 0.075% on net assets above $5 billion through $7.5 billion; and 4) 0.100% on net assets above $7.5 billion. There is no guarantee that PLFA will continue such waiver after that date. As of the period ended September 30, 2017, none of the Funds meet net asset levels where portions of the advisory fee would be waived.
(2)	PLFA has agreed to waive the following advisory fees through July 31, 2018: 1) 0.025% on net assets above $1 billion through $2 billion; 2) 0.050% on net assets above $2 billion through $3 billion; and 3) 0.075% on net assets above $3 billion. There is no guarantee that PLFA will continue such waiver after that date. As of the period ended September 30, 2017, none of the Funds meet net asset levels where portions of the advisory fee would be waived with exception of Pacific Funds Floating Rate Income.
(3)	PLFA agreed to waive 0.02% of its advisory fee through July 31, 2018 for Pacific Funds Limited Duration High Income. There is no guarantee that PLFA will continue such waiver after that date.
(4)	PLFA agreed to waive 0.10% of its advisory fee through July 31, 2018 for Pacific Funds Large-Cap. There is no guarantee that PLFA will continue such waiver after that date.

Pursuant to a Sub-Advisory Agreement, the Trust and PLFA engaged Rothschild Asset Management Inc. under PLFA’s supervision to act as sub-adviser for the PF U.S. Equity Funds. PLFA, as Investment Adviser to each PF U.S. Equity Fund, pays related management fees to Rothschild Asset Management Inc. as compensation for its sub-advisory services provided to each PF U.S. Equity Fund.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Investment Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust. Support services do not include services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pacific Life receives an administration fee from each Fund and applicable share class presented in these financial statements, which are based on the following annual percentage of average daily net assets of each Fund:

Fund	Share Class	Administration Fee Rate
Portfolio Optimization Funds	A, B, C, R, and Advisor	0.15%
Pacific Funds Diversified Alternatives	A, C, and Advisor	0.15%
Pacific Funds Short Duration Income Pacific Funds Strategic Income Pacific Funds Limited Duration High Income	A, C, and Advisor	0.30%
	I	0.15%
Pacific Funds Core Income Pacific Funds Floating Rate Income Pacific Funds High Income	A, C, and Advisor	0.30%
	I and P	0.15%
PF U.S. Equity Funds	A, C, Advisor, and Investor	0.30%
	S	0.15%
Pacific Funds Small-Cap Growth	P	0.15%

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor receives distribution and service fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act (together the “12b-1 Plans”) for

C-11

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Class B, C, R, and Investor Class shares. The Distributor also receives service fees pursuant to a non-12b-1 service plan for Class A shares (“Class A Plan”). The Distributor receives distribution and/or service fees from each Fund and applicable share class presented in these financial statements, which are based on the following annual percentages of average daily net assets:

Plan	Share Class	Distribution Fee Rate	Service Fee Rate
12b-1 Plans	B and C	0.75%	0.25%
	R	0.25%	0.25%
	Investor	0.25%
Class A Plan	A		0.25%

There are no distribution and service fees for Class I, Class P, Advisor Class, and Class S shares. The distribution and service fees are accrued daily. For the period ended September 30, 2017, the Distributor, acting as underwriter, received net commissions (front-end sales charges) of $3,329,872 from the sale of Class A shares and received $139,752 in CDSC from redemptions of Class A, B, and C shares.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION AND/OR SERVICE FEES, AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, the distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended September 30, 2017 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2017 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees and expenses; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business. The expense caps for each Fund and share class presented in these financial statements are as follows:

Fund	Share Class	Expense Caps
Portfolio Optimization Funds	A, B, C, R, and Advisor	0.15% through 7/31/2018 and 0.30% thereafter through 7/31/2023
Pacific Funds Short Duration Income	A, C, I, and Advisor	0.10% through 7/31/2018
Pacific Funds Core Income	A and C	0.10% through 7/31/2018
	I and Advisor	0.05% through 7/31/2018
	P	0.20% through 7/31/2017 and 0.05% thereafter through 7/31/2018
Pacific Funds Strategic Income	A and Advisor	0.10% through 7/31/2018
	C and I	0.05% through 7/31/2018
Pacific Funds Floating Rate Income	A and Advisor	0.10% through 7/31/2018
	C and I	0.05% through 7/31/2018
	P	0.20% through 7/31/2017 and 0.05% thereafter through 7/31/2018
Pacific Funds Limited Duration High Income	A, I, and Advisor	0.07% through 7/31/2018
	C	0.02% through 7/31/2018
Pacific Funds High Income	A, I, and Advisor	0.10% through 7/31/2018
	C	0.05% through 7/31/2018
	P	0.20% through 7/31/2017 and 0.10% thereafter through 7/31/2018
Pacific Funds Diversified Alternatives	A, C, and Advisor	0.40% through 7/31/2018
Pacific Funds Large-Cap Pacific Funds Large-Cap Value	A, C, Advisor, and Investor	0.20% through 1/10/2019
	S	0.10% through 1/10/2019
Pacific Funds Small/Mid-Cap Pacific Funds Small-Cap Pacific Funds Small-Cap Value	A, C, and Advisor	0.20% through 1/10/2019
	Investor	0.25% through 1/10/2019
	S	0.15% through 1/10/2019
Pacific Funds Small-Cap Growth	A, C, and Advisor	0.20% through 1/10/2019
	Investor	0.15% through 1/10/2019
	S	0.05% through 1/10/2019
	P	0.20% through 1/10/2019

C-12

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. The amounts of adviser reimbursement to each of the applicable Funds presented in these financial statements for the period ended September 30, 2017 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of September 30, 2017 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of September 30, 2017 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

Fund	3/31/2018	3/31/2019	3/31/2020	3/31/2021
Pacific Funds Portfolio Optimization Conservative	$341,046	$289,997	$290,877	$132,442
Pacific Funds Portfolio Optimization Moderate-Conservative	412,969	393,236	376,333	181,967
Pacific Funds Portfolio Optimization Moderate	1,039,248	954,419	946,295	456,016
Pacific Funds Portfolio Optimization Growth	722,497	708,782	694,650	346,563
Pacific Funds Portfolio Optimization Aggressive-Growth	255,368	259,000	256,470	133,401
Pacific Funds Diversified Alternatives	77,075	37,661	28,564	5,954
Pacific Funds Short Duration Income	287,988	369,896	600,137	446,867
Pacific Funds Core Income	1,007,441	1,162,780	1,321,088	1,007,383
Pacific Funds Strategic Income	294,682	445,582	587,614	544,509
Pacific Funds Floating Rate Income	1,908,310	1,185,282	1,512,901	1,462,384
Pacific Funds Limited Duration High Income	119,970	105,916	108,215	71,793
Pacific Funds High Income	124,757	124,097	118,054	59,369
Pacific Funds Large-Cap		31,382	136,174	40,420
Pacific Funds Large-Cap Value		29,093	157,996	54,945
Pacific Funds Small/Mid-Cap		27,939	202,048	137,885
Pacific Funds Small-Cap		25,943	135,916	40,811
Pacific Funds Small-Cap Value		29,397	161,192	51,781
Pacific Funds Small-Cap Growth		25,758	150,256	53,191

Total	$6,591,351	$6,206,160	$7,784,780	$5,227,681

There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements for the period ended September 30, 2017.

C. INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2017, each of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth. A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2017 is as follows:

	Beginning Value as of April 1, 2017	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2017
Fund/Underlying Fund							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$26,197,345	$249,790	$358,534	$1,896,613	($30,758)	$421,638	$25,299,936	2,362,272
Pacific Funds Floating Rate Income	10,732,721	177,373	232,921	735,522	(3,341)	(57,764)	10,346,388	1,024,395
Pacific Funds High Income	3,329,211	44,856	90,746	262,455	7,678	43,125	3,253,161	314,012
PF Inflation Managed	3,024,870	47,813	—	247,792	4,251	8,642	2,837,784	316,717
PF Managed Bond	145,401,365	1,246,125	—	12,018,547	76,652	5,711,691	140,417,286	12,650,206
PF Short Duration Bond	44,247,111	728,595	—	3,021,312	(7,079)	401,474	42,348,789	4,247,622
PF Emerging Markets Debt	5,390,649	63,482	—	522,907	33,726	304,881	5,269,831	526,457
PF Comstock	8,792,188	147,356	—	611,048	(1,180)	628,775	8,956,091	555,589
PF Growth	2,330,880	20,682	—	245,098	17,304	257,849	2,381,617	101,345
PF Large-Cap Growth	1,494,341	13,602	—	157,561	64,589	121,931	1,536,902	134,580
PF Large-Cap Value	20,400,496	218,237	—	1,468,736	14,056	906,061	20,070,114	1,154,782
PF Main Street Core	3,965,204	36,276	—	353,699	78,172	235,772	3,961,725	260,811
PF Mid-Cap Equity	1,659,730	15,115	—	148,574	67,911	88,546	1,682,728	139,183
PF Mid-Cap Growth	831,952	7,556	—	87,523	(3,173)	97,725	846,537	106,215
PF Mid-Cap Value	10,767,032	111,948	—	796,594	11,177	556,982	10,650,545	872,996
PF Small-Cap Value	4,993,610	60,411	—	339,479	(920)	236,462	4,950,084	389,770
PF Emerging Markets	9,314,328	77,703	—	1,077,680	142,631	1,282,058	9,739,040	607,172
PF International Large-Cap	4,425,014	37,412	—	518,883	178,242	399,432	4,521,217	218,733
PF International Small-Cap	1,707,669	14,390	—	199,571	6,245	239,965	1,768,698	146,053
PF International Value	4,230,816	35,972	—	484,649	89,013	327,594	4,198,746	408,041
PF Real Estate	845,369	9,464	—	68,821	(3,625)	4,309	786,696	52,587
PF Currency Strategies	6,700,420	106,251	—	530,537	(40,817)	(147,051)	6,088,266	661,050
PF Equity Long/Short	6,532,630	77,856	—	496,834	(8,945)	639,451	6,744,158	626,780
PF Global Absolute Return	6,630,330	106,349	—	452,630	(38,261)	158,010	6,403,798	687,841
	$333,945,281	$3,654,614	$682,201	$26,743,065	$653,548	$12,867,558	$325,060,137

C-13

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of April 1, 2017	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2017
Fund/Underlying Fund							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$34,511,446	$130,429	$471,598	$2,514,443	($33,836)	$551,225	$33,116,419	3,092,103
Pacific Funds Floating Rate Income	14,635,674	104,793	315,442	1,059,018	(4,786)	(77,277)	13,914,828	1,377,706
Pacific Funds High Income	3,688,600	13,283	100,622	270,059	(7,551)	64,238	3,589,133	346,441
PF Inflation Managed	4,468,845	31,438	—	389,410	7,570	11,718	4,130,161	460,955
PF Managed Bond	176,858,945	633,030	—	15,340,302	10,927	7,024,528	169,187,128	15,242,084
PF Short Duration Bond	33,050,478	235,785	—	2,382,762	(4,601)	298,952	31,197,852	3,129,173
PF Emerging Markets Debt	7,466,510	28,109	—	738,382	7,603	460,718	7,224,558	721,734
Pacific Funds Small-Cap Growth	1,484,356	9,384	—	134,443	14,883	79,670	1,453,850	121,661
PF Comstock	17,797,209	129,245	—	1,306,111	342,995	912,200	17,875,538	1,108,904
PF Developing Growth	992,712	3,539	—	108,548	5,399	102,596	995,698	77,547
PF Growth	7,624,629	27,452	—	858,221	278,370	621,228	7,693,458	327,381
PF Large-Cap Growth	5,150,899	18,596	—	581,373	214,740	427,936	5,230,798	458,038
PF Large-Cap Value	42,287,304	285,945	—	3,071,144	519,008	1,384,326	41,405,439	2,382,361
PF Main Street Core	23,186,452	84,127	—	1,938,964	246,497	1,589,952	23,168,064	1,525,218
PF Mid-Cap Equity	4,903,641	17,711	—	448,416	106,223	354,922	4,934,081	408,113
PF Mid-Cap Growth	1,229,058	4,428	—	138,421	4,992	134,028	1,234,085	154,841
PF Mid-Cap Value	17,128,871	111,571	—	1,235,507	19,724	882,669	16,907,328	1,385,847
PF Small-Cap Value	10,327,064	72,721	—	741,309	110,091	372,022	10,140,589	798,472
PF Emerging Markets	19,623,947	68,186	—	2,438,462	357,956	2,636,105	20,247,732	1,262,327
PF International Large-Cap	15,087,149	53,133	—	1,900,100	630,221	1,333,810	15,204,213	735,569
PF International Small-Cap	5,046,045	17,711	—	633,366	66,700	657,896	5,154,986	425,680
PF International Value	15,001,601	53,133	—	1,781,348	214,598	1,260,389	14,748,373	1,433,272
PF Real Estate	2,497,786	17,466	—	216,341	(16,814)	19,474	2,301,571	153,848
PF Currency Strategies	9,898,304	69,039	—	759,162	(37,548)	(241,739)	8,928,894	969,478
PF Equity Long/Short	9,645,873	39,125	—	752,051	(32,194)	957,562	9,858,315	916,200
PF Global Absolute Return	9,794,988	69,363	—	706,011	(59,491)	235,220	9,334,069	1,002,585
	$493,388,386	$2,328,742	$887,662	$42,443,674	$2,961,676	$22,054,368	$479,177,160

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$43,930,994	$9,001	$600,759	$3,023,750	($41,928)	$700,581	$42,175,657	3,937,970
Pacific Funds Floating Rate Income	28,045,584	13,031	603,863	1,950,814	(8,731)	(148,418)	26,554,515	2,629,160
Pacific Funds High Income	3,534,206	724	96,471	243,794	1,070	53,284	3,441,961	332,236
PF Inflation Managed	4,995,346	1,929	—	399,644	9,103	12,619	4,619,353	515,553
PF Managed Bond	315,853,739	64,197	—	25,292,378	(45,367)	12,641,354	303,221,545	27,317,256
PF Short Duration Bond	69,666,294	28,966	—	4,828,248	(14,894)	634,472	65,486,590	6,568,364
PF Emerging Markets Debt	14,307,707	2,898	—	1,320,841	56,386	844,221	13,890,371	1,387,649
Pacific Funds Small-Cap Growth	4,977,924	2,193	—	422,884	48,431	268,152	4,873,816	407,851
PF Comstock	73,971,553	35,668	—	5,218,403	95,290	5,118,864	74,002,972	4,590,755
PF Developing Growth	3,566,974	724	—	351,864	82,122	307,926	3,605,882	280,832
PF Growth	48,074,923	9,854	—	5,368,974	801,037	4,861,983	48,378,823	2,058,673
PF Large-Cap Growth	31,727,129	7,034	—	3,553,014	1,172,244	2,779,262	32,132,655	2,813,718
PF Large-Cap Value	175,343,140	83,670	—	12,241,311	148,201	7,727,881	171,061,581	9,842,438
PF Main Street Core	115,054,900	32,192	—	8,913,760	1,225,160	7,910,378	115,308,870	7,591,104
PF Mid-Cap Equity	28,190,915	7,336	—	2,287,811	331,770	2,329,608	28,571,818	2,363,260
PF Mid-Cap Growth	5,652,549	1,325	—	596,967	(1,579)	641,866	5,697,194	714,830
PF Mid-Cap Value	84,405,247	40,001	—	5,852,434	98,392	4,341,013	83,032,219	6,805,920
PF Small-Cap Value	45,942,046	21,108	—	3,170,045	502,833	1,633,529	44,929,471	3,537,754
PF Emerging Markets	79,848,861	15,796	—	9,513,371	1,516,660	10,708,382	82,576,328	5,148,150
PF International Large-Cap	56,376,394	11,303	—	6,807,734	2,254,334	5,106,245	56,940,542	2,754,743
PF International Small-Cap	14,504,353	2,898	—	1,745,572	192,665	1,896,949	14,851,293	1,226,366
PF International Value	55,338,398	11,159	—	6,089,411	764,174	4,695,546	54,719,866	5,317,771
PF Real Estate	14,359,383	5,517	—	1,141,844	390,980	(376,849)	13,237,187	884,839
PF Currency Strategies	35,565,076	13,362	—	2,652,514	(206,550)	(794,888)	31,924,486	3,466,285
PF Equity Long/Short	27,661,043	8,441	—	2,017,784	(115,287)	2,770,325	28,306,738	2,630,738
PF Global Absolute Return	35,193,032	14,133	—	2,438,509	(205,529)	836,922	33,400,049	3,587,546
	$1,416,087,710	$444,460	$1,301,093	$117,443,675	$9,050,987	$77,501,207	$1,386,941,782

C-14

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of April 1, 2017	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2017
Fund/Underlying Fund							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$17,627,318	$1,892	$241,408	$1,108,261	($12,985)	$277,015	$17,026,387	1,589,765
Pacific Funds Floating Rate Income	20,520,738	2,226	442,929	1,281,866	(5,275)	(110,014)	19,568,738	1,937,499
PF Managed Bond	99,642,190	10,628	—	7,296,957	(22,359)	3,999,388	96,332,890	8,678,639
PF Short Duration Bond	20,595,676	2,226	—	1,281,866	(4,275)	187,630	19,499,391	1,955,806
PF Emerging Markets Debt	14,132,939	1,502	—	1,142,328	(25,518)	918,579	13,885,174	1,387,130
Pacific Funds Small-Cap Growth	3,642,238	389	—	265,600	29,924	203,169	3,610,120	302,102
PF Comstock	61,205,154	6,733	—	3,877,680	565,349	3,767,902	61,667,458	3,825,525
PF Developing Growth	2,609,859	278	—	216,416	59,454	227,728	2,680,903	208,793
PF Growth	51,211,678	5,509	—	5,280,867	504,922	5,531,129	51,972,371	2,211,590
PF Large-Cap Growth	33,531,647	3,617	—	3,342,677	619,398	3,561,725	34,373,710	3,009,957
PF Large-Cap Value	143,630,147	15,635	—	9,005,316	663,200	5,803,164	141,106,830	8,118,920
PF Main Street Core	116,009,936	12,575	—	7,325,806	928,707	8,328,457	117,953,869	7,765,232
PF Mid-Cap Equity	23,205,115	2,504	—	1,569,983	287,493	1,916,600	23,841,729	1,972,021
PF Mid-Cap Growth	5,169,854	556	—	453,918	43,501	545,657	5,305,650	665,703
PF Mid-Cap Value	64,331,090	6,955	—	4,005,895	61,092	3,332,782	63,726,024	5,223,445
PF Small-Cap Value	40,337,435	4,340	—	2,499,674	397,615	1,492,600	39,732,316	3,128,529
PF Emerging Markets	68,608,472	7,122	—	7,685,467	1,137,912	9,376,351	71,444,390	4,454,139
PF International Large-Cap	73,509,502	7,734	—	8,345,937	1,517,687	8,086,289	74,775,275	3,617,575
PF International Small-Cap	15,918,977	1,669	—	1,801,280	195,388	2,102,418	16,417,172	1,355,671
PF International Value	73,093,034	7,734	—	6,924,578	605,275	6,665,181	73,446,646	7,137,672
PF Real Estate	15,759,866	1,669	—	1,146,137	426,963	(411,373)	14,630,988	978,007
PF Currency Strategies	26,022,438	2,782	—	1,798,337	(111,150)	(619,775)	23,495,958	2,551,135
PF Equity Long/Short	20,271,769	2,226	—	1,300,850	(84,190)	2,035,783	20,924,738	1,944,678
PF Global Absolute Return	25,750,455	2,782	—	1,602,358	(83,627)	546,714	24,613,966	2,643,820
	$1,036,337,527	$111,283	$684,337	$80,560,054	$7,694,501	$67,765,099	$1,032,032,693

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Floating Rate Income	$3,693,132	$34,939	$81,162	$164,688	($762)	($20,619)	$3,623,164	358,729
PF Managed Bond	4,082,207	20,831	—	205,844	(324)	165,731	4,062,601	366,000
Pacific Funds Small-Cap Growth	2,279,926	16,146	—	108,932	10,334	139,878	2,337,352	195,594
PF Comstock	22,005,391	231,490	—	995,293	46,370	1,553,919	22,841,877	1,416,990
PF Developing Growth	1,633,649	7,071	—	88,289	8,762	175,918	1,737,111	135,289
PF Growth	25,904,792	113,133	—	2,022,725	242,265	2,854,753	27,092,218	1,152,860
PF Large-Cap Growth	17,276,219	75,657	—	1,319,055	160,912	2,025,502	18,219,235	1,595,380
PF Large-Cap Value	51,832,193	538,140	—	2,319,966	163,565	2,223,136	52,437,068	3,017,093
PF Main Street Core	43,056,847	258,434	—	1,918,983	212,719	3,280,296	44,889,313	2,955,188
PF Mid-Cap Equity	8,069,808	41,878	—	358,021	61,812	720,062	8,535,539	706,000
PF Mid-Cap Growth	1,618,068	7,071	—	98,545	9,888	178,406	1,714,888	215,168
PF Mid-Cap Value	20,617,446	192,752	—	916,532	13,032	1,100,629	21,007,327	1,721,912
PF Small-Cap Value	16,994,556	170,629	—	751,846	470	825,504	17,239,313	1,357,426
PF Emerging Markets	22,313,188	94,041	—	1,866,621	293,605	3,196,436	24,030,649	1,498,170
PF International Large-Cap	27,312,051	116,669	—	2,315,733	208,898	3,420,611	28,742,496	1,390,542
PF International Small-Cap	4,982,548	21,213	—	421,042	46,048	689,342	5,318,109	439,150
PF International Value	26,992,101	115,961	—	1,804,292	154,124	2,590,265	28,048,159	2,725,769
PF Real Estate	4,932,674	37,773	—	247,010	125,495	(119,890)	4,729,042	316,112
PF Currency Strategies	6,515,930	51,122	—	316,136	(24,583)	(162,439)	6,063,894	658,403
PF Equity Long/Short	5,551,912	47,008	—	250,619	(19,259)	564,739	5,893,781	547,749
PF Global Absolute Return	6,447,732	53,876	—	286,412	(14,876)	132,528	6,332,848	680,220
	$324,112,370	$2,245,834	$81,162	$18,776,584	$1,698,495	$25,534,707	$334,895,984

Pacific Funds Diversified Alternatives
Pacific Funds Floating Rate Income	$1,019,403	$842,767	$31,527	$61,471	($310)	($9,690)	$1,822,226	180,418
PF Inflation Managed	647,480	406,816	—	36,884	(155)	3,211	1,020,468	113,892
PF Emerging Markets Debt	1,297,055	813,631	—	73,767	(3,048)	107,207	2,141,078	213,894
PF Emerging Markets	927,717	569,542	—	51,637	83	177,982	1,623,687	101,227
PF International Small-Cap	656,824	406,816	—	36,884	(1,502)	125,011	1,150,265	94,985
PF Real Estate	651,300	331,534	—	340,411	(20,167)	19,058	641,314	42,869
PF Currency Strategies	3,101,046	2,144,577	—	179,498	(18,393)	(103,959)	4,943,773	536,783
PF Equity Long/Short	1,395,304	894,995	—	81,144	(1,314)	181,598	2,389,439	222,067
PF Global Absolute Return	3,197,393	2,034,078	—	184,419	(13,527)	87,157	5,120,682	550,020
	$12,893,522	$8,444,756	$31,527	$1,046,115	($58,333)	$587,575	$20,852,932

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any, from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth.
(3)	Net realized gain (loss) includes capital gains distributions from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth, if any.

C-15

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of September 30, 2017, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Diversified Alternatives	10.92%
Pacific Funds Limited Duration High Income	67.50%
Pacific Funds Large-Cap Value	64.31%
Pacific Funds Small-Cap Value	52.91%
Pacific Funds Small-Cap Growth	31.07%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A shares of the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income, and/or Pacific Funds High Income, Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value, and Pacific Funds Small-Cap Growth, and/or Class P shares of the PF Underlying Funds. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended September 30, 2017, such expenses increased by $3,829 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2017, the total amount in the DCP Liability accounts for all applicable Funds presented in these financial statements was $25,077.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with The Bank of New York Mellon (the “Bank”), which is renewed annually. The committed line of credit applies to Pacific Funds Floating Rate Income only. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the overnight Eurodollar rate, plus 1.20%. Pacific Funds Floating Rate Income pays the Bank a commitment fee equal to 0.20% per annum on the daily unused portion of the committed line up to a maximum of $150,000. As of September 30, 2017, the actual interest rate on borrowing by the Trust was 2.38%. The commitment fees and interest incurred by Pacific Funds Floating Rate Income are recorded as an expense. For the period ended September 30, 2017, Pacific Funds Floating Rate Income had no loans outstanding in connection with this revolving line of credit.

C-16

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended September 30, 2017, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Pacific Funds Portfolio Optimization Conservative	$—	$—	$4,336,815	$26,743,065
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	3,216,404	42,443,674
Pacific Funds Portfolio Optimization Moderate	—	—	1,745,553	117,443,675
Pacific Funds Portfolio Optimization Growth	—	—	795,620	80,560,054
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	2,326,996	18,776,584
Pacific Funds Diversified Alternatives	—	—	8,476,283	1,046,115
Pacific Funds Short Duration Income	2,000,000	7,261,346	199,181,637	116,253,139
Pacific Funds Core Income	19,946,875	15,225,253	269,313,627	259,278,841
Pacific Funds Strategic Income	4,040,781	—	254,967,846	180,454,290
Pacific Funds Floating Rate Income	—	—	871,737,191	843,021,234
Pacific Funds Limited Duration High Income	—	—	10,768,178	10,481,717
Pacific Funds High Income	—	—	8,596,133	11,945,539
Pacific Funds Large-Cap	—	—	9,432,719	7,811,955
Pacific Funds Large-Cap Value	—	—	8,337,424	10,141,777
Pacific Funds Small/Mid-Cap	—	—	57,536,540	17,354,841
Pacific Funds Small-Cap	—	—	6,686,519	4,415,432
Pacific Funds Small-Cap Value	—	—	8,650,143	7,536,747
Pacific Funds Small-Cap Growth	—	—	8,913,970	10,414,022

10. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended March 31, 2017, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, for tax purposes as of March 31, 2017:

		Distributable Earning		Late-Year Ordinary and Post-October Losses Deferrals
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
Pacific Funds Portfolio Optimization Conservative	($1,090,496)	$—	$—	$198,283	$—	$—	$198,283
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	1,816,501	889,727	—	—	889,727
Pacific Funds Portfolio Optimization Moderate	—	—	19,302,876	2,855,336	—	—	2,855,336
Pacific Funds Portfolio Optimization Growth	—	—	17,409,402	2,171,187	—	—	2,171,187
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	8,513,593	702,468	—	—	702,468
Pacific Funds Diversified Alternatives	(109,306)	—	—	5,607	—	—	5,607
Pacific Funds Short Duration Income	(2,466,088)	76,119	—	—	—	—	—
Pacific Funds Core Income	(18,473,940)	410,384	—	—	—	—	—
Pacific Funds Strategic Income	(12,590,210)	332,253	—	—	—	—	—
Pacific Funds Floating Rate Income	(39,006,199)	1,273,914	—	—	—	—	—
Pacific Funds Limited Duration High Income	(3,647,579)	32,414	—	—	—	—	—
Pacific Funds High Income	(9,117,938)	118,513	—	—	—	—	—
Pacific Funds Large-Cap	(76,446)	21,427	—	—	—	—	—
Pacific Funds Large-Cap Value	—	519,456	8,639	—	—	—	—
Pacific Funds Small/Mid-Cap	—	158,695	25,777	—	—	—	—
Pacific Funds Small-Cap	—	57,658	—	—	—	—	—
Pacific Funds Small-Cap Value	—	1,779,439	94,422	—	—	—	—
Pacific Funds Small-Cap Growth	—	—	59,713	39,502	44,987	—	84,489

C-17

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Accumulated capital losses represent net capital loss carryovers as of March 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2017 and capital loss carryover from prior years utilized during the year or period ended March 31, 2017:

	Unlimited Period of Net		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2017
	Capital Loss Carryover
Fund	Short Term	Long Term
Pacific Funds Portfolio Optimization Conservative	($1,090,496)	$—	($1,090,496)	$—
Pacific Funds Diversified Alternatives	(82,635)	(26,671)	(109,306)	2,998
Pacific Funds Short Duration Income	(31,496)	(2,434,592)	(2,466,088)	791,900
Pacific Funds Core Income	(4,649,238)	(13,824,702)	(18,473,940)	4,462,384
Pacific Funds Strategic Income	(1,922,571)	(10,667,639)	(12,590,210)	1,261,532
Pacific Funds Floating Rate Income	—	(39,006,199)	(39,006,199)	11,426,967
Pacific Funds Limited Duration High Income	(254,552)	(3,393,027)	(3,647,579)	67,490
Pacific Funds High Income	(3,385,377)	(5,732,561)	(9,117,938)	1,496,976
Pacific Funds Large-Cap	(76,446)	—	(76,446)	37,811
Pacific Funds Large-Cap Value	—	—	—	6,611
Pacific Funds Small/Mid-Cap	—	—	—	5,137
Pacific Funds Small-Cap	—	—	—	11,176
Pacific Funds Small-Cap Value	—	—	—	16,244
Pacific Funds Small-Cap Growth	—	—	—	23,507
The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of September 30, 2017, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
Pacific Funds Portfolio Optimization Conservative	$292,743,193	$33,043,068	($726,124)	$32,316,944	$—	$32,316,944
Pacific Funds Portfolio Optimization Moderate-Conservative	409,240,097	70,895,518	(958,455)	69,937,063	—	69,937,063
Pacific Funds Portfolio Optimization Moderate	1,112,765,131	277,216,477	(3,039,826)	274,176,651	—	274,176,651
Pacific Funds Portfolio Optimization Growth	789,929,024	243,581,355	(1,477,686)	242,103,669	—	242,103,669
Pacific Funds Portfolio Optimization Aggressive-Growth	249,327,189	85,959,160	(390,365)	85,568,795	—	85,568,795
Pacific Funds Diversified Alternatives	20,414,249	567,173	(128,490)	438,683	—	438,683
Pacific Funds Short Duration Income	358,049,001	2,563,108	(355,335)	2,207,773	—	2,207,773
Pacific Funds Core Income	769,852,276	13,590,919	(2,737,834)	10,853,085	—	10,853,085
Pacific Funds Strategic Income	427,005,059	10,854,454	(2,552,624)	8,301,830	—	8,301,830
Pacific Funds Floating Rate Income	1,289,145,490	6,530,949	(10,059,147)	(3,528,198)	—	(3,528,198)
Pacific Funds Limited Duration High Income	34,600,484	669,030	(538,067)	130,963	—	130,963
Pacific Funds High Income	24,342,201	1,097,841	(213,442)	884,399	24,033	908,432
Pacific Funds Large-Cap	11,624,777	1,925,485	(43,316)	1,882,169	—	1,882,169
Pacific Funds Large-Cap Value	26,722,076	4,552,413	(265,112)	4,287,301	—	4,287,301
Pacific Funds Small/Mid-Cap	144,520,236	22,793,138	(3,211,313)	19,581,825	—	19,581,825
Pacific Funds Small-Cap	12,520,165	2,224,205	(216,373)	2,007,832	—	2,007,832
Pacific Funds Small-Cap Value	28,894,960	7,118,057	(616,749)	6,501,308	—	6,501,308
Pacific Funds Small-Cap Growth	31,994,139	7,317,036	(1,209,904)	6,107,132	—	6,107,132

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2013.

C-18

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the period ended September 30, 2017 and the year or period ended March 31, 2017, were as follows:

	For the Six-Month Period Ended September 30, 2017				For the Year Ended March 31, 2017
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions
Pacific Funds Portfolio Optimization Conservative	$—	$—	$—	$—	$5,814,312	$4,462,957	$—	$10,277,269
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	—	—	8,499,985	11,434,206	—	19,934,191
Pacific Funds Portfolio Optimization Moderate	—	—	—	—	22,066,371	49,692,598	—	71,758,969
Pacific Funds Portfolio Optimization Growth	—	—	—	—	14,327,475	46,721,006	—	61,048,481
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	—	—	3,276,479	17,519,316	—	20,795,795
Pacific Funds Diversified Alternatives	—	—	—	—	438,531	—	—	438,531
Pacific Funds Short Duration Income	3,191,946	—	—	3,191,946	4,802,390	—	—	4,802,390
Pacific Funds Core Income	10,026,722	—	—	10,026,722	18,444,792	—	—	18,444,792
Pacific Funds Strategic Income	7,153,540	—	—	7,153,540	9,412,691	—	—	9,412,691
Pacific Funds Floating Rate Income	25,573,066	—	—	25,573,066	32,499,720	—	—	32,499,720
Pacific Funds Limited Duration High Income	727,535	—	—	727,535	1,329,456	—	—	1,329,456
Pacific Funds High Income	715,585	—	—	715,585	3,393,419	—	—	3,393,419
Pacific Funds Large-Cap	—	—	—	—	78,611	—	—	78,611
Pacific Funds Large-Cap Value	—	—	—	—	337,445	—	—	337,445
Pacific Funds Small/Mid-Cap	—	—	—	—	197,512	—	—	197,512
Pacific Funds Small-Cap	—	—	—	—	30,967	—	—	30,967
Pacific Funds Small-Cap Value	—	—	—	—	322,372	—	—	322,372
Pacific Funds Small-Cap Growth	—	—	—	—	606,829	58,416	—	665,245

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended September 30, 2017 and the year or period ended March 31, 2017, were as follows:

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate		Pacific Funds Portfolio Optimization Growth
	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017
Class A
Shares sold	662,302	1,890,752	966,440	2,475,492	2,076,625	5,276,412	1,620,860	3,754,929
Dividends and distribution reinvested	—	418,969	—	831,373	—	2,843,340	—	2,389,226
Shares repurchased	(1,371,720)	(4,392,205)	(2,294,622)	(5,684,302)	(5,839,574)	(14,849,661)	(4,146,933)	(9,297,851)
Net increase (decrease)	(709,418)	(2,082,484)	(1,328,182)	(2,377,437)	(3,762,949)	(6,729,909)	(2,526,073)	(3,153,696)
Beginning shares outstanding	12,470,231	14,552,715	19,388,160	21,765,597	52,696,413	59,426,322	38,364,070	41,517,766
Ending shares outstanding	11,760,813	12,470,231	18,059,978	19,388,160	48,933,464	52,696,413	35,837,997	38,364,070
Class B
Shares sold	65,000	263,649	57,009	227,371	147,434	605,017	133,221	493,424
Dividends and distribution reinvested	—	75,508	—	139,557	—	473,576	—	383,632
Shares repurchased	(323,499)	(800,566)	(346,623)	(715,131)	(954,390)	(2,213,735)	(652,777)	(1,567,168)
Net increase (decrease)	(258,499)	(461,409)	(289,614)	(348,203)	(806,956)	(1,135,142)	(519,556)	(690,112)
Beginning shares outstanding	2,762,216	3,223,625	3,762,771	4,110,974	9,969,778	11,104,920	6,813,831	7,503,943
Ending shares outstanding	2,503,717	2,762,216	3,473,157	3,762,771	9,162,822	9,969,778	6,294,275	6,813,831
Class C
Shares sold	511,559	1,981,634	506,414	1,487,544	1,074,388	3,468,847	765,592	2,068,777
Dividends and distribution reinvested	—	381,110	—	627,774	—	1,845,550	—	1,382,132
Shares repurchased	(1,585,161)	(4,685,467)	(1,871,824)	(4,583,366)	(4,161,100)	(10,269,873)	(2,840,093)	(6,348,745)
Net increase (decrease)	(1,073,602)	(2,322,723)	(1,365,410)	(2,468,048)	(3,086,712)	(4,955,476)	(2,074,501)	(2,897,836)
Beginning shares outstanding	14,258,315	16,581,038	16,672,098	19,140,146	38,211,792	43,167,268	24,167,592	27,065,428
Ending shares outstanding	13,184,713	14,258,315	15,306,688	16,672,098	35,125,080	38,211,792	22,093,091	24,167,592
Class R
Shares sold	107,379	191,730	29,792	88,903	286,609	389,499	81,264	220,934
Dividends and distribution reinvested	—	30,462	—	19,629	—	88,738	—	64,456
Shares repurchased	(253,435)	(412,838)	(111,228)	(113,097)	(299,013)	(663,485)	(94,591)	(569,194)
Net increase (decrease)	(146,056)	(190,646)	(81,436)	(4,565)	(12,404)	(185,248)	(13,327)	(283,804)
Beginning shares outstanding	766,267	956,913	488,778	493,343	1,776,074	1,961,322	1,053,056	1,336,860
Ending shares outstanding	620,211	766,267	407,342	488,778	1,763,670	1,776,074	1,039,729	1,053,056
Advisor Class
Shares sold	355,106	282,213	114,665	290,140	398,685	687,375	249,860	475,009
Dividends and distribution reinvested	—	8,390	—	11,730	—	49,802	—	40,383
Shares repurchased	(106,425)	(266,576)	(97,943)	(318,021)	(349,794)	(950,013)	(145,855)	(486,960)
Net increase (decrease)	248,681	24,027	16,722	(16,151)	48,891	(212,836)	104,005	28,432
Beginning shares outstanding	491,402	467,375	399,949	416,100	1,313,279	1,526,115	906,950	878,518
Ending shares outstanding	740,083	491,402	416,671	399,949	1,362,170	1,313,279	1,010,955	906,950

C-19

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Diversified Alternatives		Pacific Funds Short Duration Income		Pacific Funds Core Income
	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017
Class A
Shares sold	467,797	1,216,635	108,817	69,431	3,155,326	4,194,724	1,312,077	5,010,760
Dividends and distribution reinvested	—	772,029	—	14,293	69,557	113,206	168,856	416,698
Shares repurchased	(900,738)	(2,226,168)	(35,500)	(136,645)	(1,134,988)	(4,596,951)	(2,548,960)	(8,965,679)
Net increase (decrease)	(432,941)	(237,504)	73,317	(52,921)	2,089,895	(289,021)	(1,068,027)	(3,538,221)
Beginning shares outstanding	11,385,291	11,622,795	272,821	325,742	6,482,995	6,772,016	15,242,433	18,780,654
Ending shares outstanding	10,952,350	11,385,291	346,138	272,821	8,572,890	6,482,995	14,174,406	15,242,433
Class B
Shares sold	49,580	219,638
Dividends and distribution reinvested	—	121,129
Shares repurchased	(219,416)	(484,527)
Net increase (decrease)	(169,836)	(143,760)
Beginning shares outstanding	1,937,410	2,081,170
Ending shares outstanding	1,767,574	1,937,410
Class C
Shares sold	370,694	869,084	142,677	115,889	718,293	1,655,175	496,475	1,851,314
Dividends and distribution reinvested	—	408,431	—	8,111	22,946	39,998	88,864	203,792
Shares repurchased	(724,686)	(1,803,310)	(32,197)	(41,538)	(770,634)	(1,825,910)	(1,676,160)	(4,045,482)
Net increase (decrease)	(353,992)	(525,795)	110,480	82,462	(29,395)	(130,737)	(1,090,821)	(1,990,376)
Beginning shares outstanding	6,453,179	6,978,974	151,666	69,204	4,183,798	4,314,535	11,464,993	13,455,369
Ending shares outstanding	6,099,187	6,453,179	262,146	151,666	4,154,403	4,183,798	10,374,172	11,464,993
Class I
Shares sold					142,097	207,447	95,588	163,720
Dividends and distribution reinvested					3,948	5,253	6,763	11,303
Shares repurchased					(94,499)	(47,460)	(75,404)	(83,946)
Net increase (decrease)					51,546	165,240	26,947	91,077
Beginning shares outstanding					330,665	165,425	433,776	342,699
Ending shares outstanding					382,211	330,665	460,723	433,776
Class P
Shares sold							36,516	12,396,863
Dividends and distribution reinvested							156,629	238,533
Shares repurchased							(800,334)	(2,567,647)
Net increase (decrease)							(607,189)	10,067,749
Beginning shares outstanding							11,589,299	1,521,550
Ending shares outstanding							10,982,110	11,589,299
Class R
Shares sold	38,368	90,924
Dividends and distribution reinvested	—	30,232
Shares repurchased	(41,056)	(136,353)
Net increase (decrease)	(2,688)	(15,197)
Beginning shares outstanding	465,834	481,031
Ending shares outstanding	463,146	465,834
Advisor Class
Shares sold	127,918	378,874	630,975	662,659	10,369,326	13,183,137	10,378,621	21,898,290
Dividends and distribution reinvested	—	23,071	—	22,399	186,580	267,237	350,988	580,811
Shares repurchased	(94,388)	(402,913)	(60,683)	(29,918)	(4,718,537)	(10,315,633)	(6,778,319)	(14,245,105)
Net increase (decrease)	33,530	(968)	570,292	655,140	5,837,369	3,134,741	3,951,290	8,233,996
Beginning shares outstanding	453,070	454,038	911,722	256,582	15,751,709	12,616,968	32,071,496	23,837,500
Ending shares outstanding	486,600	453,070	1,482,014	911,722	21,589,078	15,751,709	36,022,786	32,071,496

C-20

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Strategic Income		Pacific Funds Floating Rate Income		Pacific Funds Limited Duration High Income		Pacific Funds High Income
	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017
Class A
Shares sold	1,361,358	3,161,537	3,671,312	8,223,582	54,319	179,997	158,737	327,013
Dividends and distribution reinvested	95,921	187,637	401,782	698,572	11,605	24,390	13,964	36,115
Shares repurchased	(1,064,041)	(2,272,653)	(3,900,320)	(8,117,918)	(112,369)	(446,919)	(206,819)	(917,907)
Net increase (decrease)	393,238	1,076,521	172,774	804,236	(46,445)	(242,532)	(34,118)	(554,779)
Beginning shares outstanding	6,252,831	5,176,310	20,418,554	19,614,318	604,029	846,561	546,541	1,101,320
Ending shares outstanding	6,646,069	6,252,831	20,591,328	20,418,554	557,584	604,029	512,423	546,541
Class C
Shares sold	933,510	1,485,820	2,173,947	4,321,348	55,818	72,834	32,209	129,064
Dividends and distribution reinvested	63,157	119,373	294,974	497,422	6,112	10,103	10,709	22,367
Shares repurchased	(571,804)	(1,301,415)	(1,747,231)	(3,553,114)	(38,083)	(81,378)	(42,830)	(142,966)
Net increase (decrease)	424,863	303,778	721,690	1,265,656	23,847	1,559	88	8,465
Beginning shares outstanding	4,692,749	4,388,971	17,826,119	16,560,463	352,474	350,915	467,159	458,694
Ending shares outstanding	5,117,612	4,692,749	18,547,809	17,826,119	376,321	352,474	467,247	467,159
Class I
Shares sold	96,755	170,929	4,624,228	16,312,206	284	9,412	33,668	540,027
Dividends and distribution reinvested	5,478	5,192	306,604	472,000	55,585	102,269	10,593	23,423
Shares repurchased	(23,247)	(40,230)	(6,207,779)	(1,619,335)	(2)	(2,014)	(297,241)	(60,184)
Net increase (decrease)	78,986	135,891	(1,276,947)	15,164,871	55,867	109,667	(252,980)	503,266
Beginning shares outstanding	230,380	94,489	24,578,875	9,414,004	2,503,551	2,393,884	509,494	6,228
Ending shares outstanding	309,366	230,380	23,301,928	24,578,875	2,559,418	2,503,551	256,514	509,494
Class P
Shares sold			115,792	7,758,276			5,700	718,855
Dividends and distribution reinvested			168,547	28,212			28,008	251,058
Shares repurchased			(517,304)	(103,794)			(75,531)	(12,113,949)
Net increase (decrease)			(232,965)	7,682,694			(41,823)	(11,144,036)
Beginning shares outstanding			7,740,871	58,177			1,034,513	12,178,549
Ending shares outstanding			7,507,906	7,740,871			992,690	1,034,513
Advisor Class
Shares sold	10,447,101	14,328,334	15,400,264	33,337,402	87,491	121,710	48,014	156,239
Dividends and distribution reinvested	384,355	480,505	944,223	1,128,020	5,768	9,195	5,641	11,165
Shares repurchased	(4,072,095)	(5,898,144)	(9,022,307)	(13,844,107)	(38,234)	(130,786)	(79,996)	(120,174)
Net increase (decrease)	6,759,361	8,910,695	7,322,180	20,621,315	55,025	119	(26,341)	47,230
Beginning shares outstanding	20,364,605	11,453,910	44,265,652	23,644,337	223,126	223,007	223,708	176,478
Ending shares outstanding	27,123,966	20,364,605	51,587,832	44,265,652	278,151	223,126	197,367	223,708

C-21

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Large Cap		Pacific Funds Large-Cap Value		Pacific Funds Small/Mid-Cap		Pacific Funds Small-Cap
	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017
Class A
Shares sold	144,241	401,920	83,128	246,956	574,639	2,173,102	16,504	179,504
Dividends and distribution reinvested	—	2,769	—	2,055	—	3,389	—	1,076
Shares repurchased	(200,647)	(46,452)	(50,624)	(62,593)	(502,350)	(863,934)	(45,816)	(64,638)
Net increase (decrease)	(56,406)	358,237	32,504	186,418	72,289	1,312,557	(29,312)	115,942
Beginning shares outstanding	415,221	56,984	239,157	52,739	1,539,642	227,085	149,370	33,428
Ending shares outstanding	358,815	415,221	271,661	239,157	1,611,931	1,539,642	120,058	149,370
Class C
Shares sold	36,822	216,157	106,058	242,134	392,642	593,776	18,113	52,812
Dividends and distribution reinvested	—	654	—	1,403	—	787	—	—
Shares repurchased	(23,220)	(17,021)	(14,499)	(8,023)	(43,955)	(22,803)	(8,067)	(11,747)
Net increase (decrease)	13,602	199,790	91,559	235,514	348,687	571,760	10,046	41,065
Beginning shares outstanding	254,205	54,415	285,978	50,464	624,978	53,218	54,518	13,453
Ending shares outstanding	267,807	254,205	377,537	285,978	973,665	624,978	64,564	54,518
Advisor Class
Shares sold	507,987	144,202	59,226	2,304,006	3,936,559	6,631,504	400,374	729,346
Dividends and distribution reinvested	—	1,293	—	25,475	—	8,897	—	218
Shares repurchased	(265,736)	(7,967)	(410,749)	(113,813)	(774,294)	(953,943)	(156,927)	(50,661)
Net increase (decrease)	242,251	137,528	(351,523)	2,215,668	3,162,265	5,686,458	243,447	678,903
Beginning shares outstanding	195,842	58,314	2,297,771	82,103	5,884,540	198,082	694,717	15,814
Ending shares outstanding	438,093	195,842	1,946,248	2,297,771	9,046,805	5,884,540	938,164	694,717
Investor Class
Shares sold	6,503	12,133	—	28,767	159,776	498,571	1,503	49,010
Dividends and distribution reinvested	—	562	—	492	—	862	—	33
Shares repurchased	(4,683)	(55,207)	—	(74,544)	(113,798)	(158,044)	(49,264)	(1,906)
Net increase (decrease)	1,820	(42,512)	—	(45,285)	45,978	341,389	(47,761)	47,137
Beginning shares outstanding	27,394	69,906	9,058	54,343	571,970	230,581	49,023	1,886
Ending shares outstanding	29,214	27,394	9,058	9,058	617,948	571,970	1,262	49,023
Class S
Shares sold	16,138	9,756	23,259	103,921	22,420	691,926	16,296	11,798
Dividends and distribution reinvested	—	1,775	—	2,022	—	2,494	—	1,020
Shares repurchased	(81,015)	(98,629)	(2,409)	(1,115)	(1,843)	(51,489)	(1,361)	(51,380)
Net increase (decrease)	(64,877)	(87,098)	20,850	104,828	20,577	642,931	14,935	(38,562)
Beginning shares outstanding	107,395	194,493	127,040	22,212	714,592	71,661	12,818	51,380
Ending shares outstanding	42,518	107,395	147,890	127,040	735,169	714,592	27,753	12,818

C-22

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Small-Cap Value		Pacific Funds Small-Cap Growth
	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017	Six-Month Period Ended 9/30/2017	Year Ended 3/31/2017
Class A
Shares sold	49,350	62,697	6,824	42,667
Dividends and distribution reinvested	—	319	—	667
Shares repurchased	(20,641)	(14,037)	(9,668)	(1,690)
Net increase (decrease)	28,709	48,979	(2,844)	41,644
Beginning shares outstanding	64,551	15,572	46,135	4,491
Ending shares outstanding	93,260	64,551	43,291	46,135
Class C
Shares sold	66,709	88,998	19,163	14,763
Dividends and distribution reinvested	—	212	—	198
Shares repurchased	(26,824)	(5,517)	(1,448)	(1,558)
Net increase (decrease)	39,885	83,693	17,715	13,403
Beginning shares outstanding	96,441	12,748	16,901	3,498
Ending shares outstanding	136,326	96,441	34,616	16,901
Class P
Shares sold			2,478	1,395,678
Dividends and distribution reinvested			—	22,013
Shares repurchased			(82,012)	(310,949)
Net increase (decrease)			(79,534)	1,106,742
Beginning shares outstanding			1,106,742	—
Ending shares outstanding			1,027,208	1,106,742
Advisor Class
Shares sold	56,957	2,578,419	65,110	1,161,626
Dividends and distribution reinvested	—	18,336	—	19,771
Shares repurchased	(38,508)	(844,845)	(183,303)	(15,767)
Net increase (decrease)	18,449	1,751,910	(118,193)	1,165,630
Beginning shares outstanding	1,779,477	27,567	1,189,927	24,297
Ending shares outstanding	1,797,926	1,779,477	1,071,734	1,189,927
Investor Class
Shares sold	3,695	13,015	2,763	1,274
Dividends and distribution reinvested	—	108	—	2,101
Shares repurchased	(14,641)	(1,504)	(1,607)	(1,079)
Net increase (decrease)	(10,946)	11,619	1,156	2,296
Beginning shares outstanding	17,897	6,278	103,807	101,511
Ending shares outstanding	6,951	17,897	104,963	103,807
Class S
Shares sold	21,457	786,410	36,291	806,759
Dividends and distribution reinvested	—	8,126	—	15,799
Shares repurchased	(1,093)	(76,854)	(3,162)	(1,079)
Net increase (decrease)	20,364	717,682	33,129	821,479
Beginning shares outstanding	835,682	118,000	864,160	42,681
Ending shares outstanding	856,046	835,682	897,289	864,160

C-23

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2017 to September 30, 2017.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/17” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/17-09/30/17” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2017 to September 30, 2017.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/17-09/30/17.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/17	Ending Account Value at 09/30/17	Annualized Expense Ratio	Expenses Paid During the Period 04/01/17 - 09/30/17 (1)
Pacific Funds Portfolio Optimization Conservative (2)
Actual Fund Return
Class A	$1,000.00	$1,041.00	0.60%	$3.07
Class B	1,000.00	1,037.20	1.35%	6.89
Class C	1,000.00	1,037.20	1.35%	6.89
Class R	1,000.00	1,040.40	0.85%	4.35
Advisor Class	1,000.00	1,041.80	0.35%	1.79

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Moderate-Conservative (2)
Actual Fund Return
Class A	$1,000.00	$1,051.60	0.60%	$3.09
Class B	1,000.00	1,047.50	1.35%	6.93
Class C	1,000.00	1,048.30	1.35%	6.93
Class R	1,000.00	1,050.20	0.85%	4.37
Advisor Class	1,000.00	1,053.10	0.35%	1.80

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Moderate (2)
Actual Fund Return
Class A	$1,000.00	$1,062.20	0.60%	$3.10
Class B	1,000.00	1,057.70	1.35%	6.96
Class C	1,000.00	1,057.80	1.35%	6.96
Class R	1,000.00	1,060.10	0.85%	4.39
Advisor Class	1,000.00	1,062.80	0.35%	1.81

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Growth (2)
Actual Fund Return
Class A	$1,000.00	$1,073.20	0.60%	$3.12
Class B	1,000.00	1,069.40	1.35%	7.00
Class C	1,000.00	1,069.50	1.35%	7.00
Class R	1,000.00	1,072.00	0.85%	4.42
Advisor Class	1,000.00	1,074.50	0.35%	1.82

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78

See explanation of references on page D-3

D-1

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/17	Ending Account Value at 09/30/17	Annualized Expense Ratio	Expenses Paid During the Period 04/01/17 - 09/30/17 (1)
Pacific Funds Portfolio Optimization Aggressive-Growth (2)
Actual Fund Return
Class A	$1,000.00	$1,082.90	0.60%	$3.13
Class B	1,000.00	1,078.90	1.35%	7.04
Class C	1,000.00	1,079.10	1.35%	7.04
Class R	1,000.00	1,081.50	0.85%	4.44
Advisor Class	1,000.00	1,084.70	0.35%	1.83

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Diversified Alternatives (2)
Actual Fund Return
Class A	$1,000.00	$1,030.90	0.85%	$4.33
Class C	1,000.00	1,027.20	1.60%	8.13
Advisor Class	1,000.00	1,031.90	0.60%	3.06

Hypothetical
Class A	$1,000.00	$1,020.81	0.85%	$4.31
Class C	1,000.00	1,017.05	1.60%	8.09
Advisor Class	1,000.00	1,022.06	0.60%	3.04
Pacific Funds Short Duration Income
Actual Fund Return
Class A	$1,000.00	$1,013.60	0.75%	$3.79
Class C	1,000.00	1,009.90	1.50%	7.56
Class I	1,000.00	1,014.90	0.50%	2.53
Advisor Class	1,000.00	1,014.80	0.50%	2.53

Hypothetical
Class A	$1,000.00	$1,021.31	0.75%	$3.80
Class C	1,000.00	1,017.55	1.50%	7.59
Class I	1,000.00	1,022.56	0.50%	2.54
Advisor Class	1,000.00	1,022.56	0.50%	2.54
Pacific Funds Core Income
Actual Fund Return
Class A	$1,000.00	$1,029.50	0.85%	$4.32
Class C	1,000.00	1,025.60	1.60%	8.12
Class I	1,000.00	1,030.10	0.55%	2.80
Class P	1,000.00	1,029.50	0.65%	3.31
Advisor Class	1,000.00	1,031.00	0.55%	2.80

Hypothetical
Class A	$1,000.00	$1,020.81	0.85%	$4.31
Class C	1,000.00	1,017.05	1.60%	8.09
Class I	1,000.00	1,022.31	0.55%	2.79
Class P	1,000.00	1,021.81	0.65%	3.29
Advisor Class	1,000.00	1,022.31	0.55%	2.79

	Beginning Account Value at 04/01/17	Ending Account Value at 09/30/17	Annualized Expense Ratio	Expenses Paid During the Period 04/01/17 - 09/30/17 (1)
Pacific Funds Strategic Income
Actual Fund Return
Class A	$1,000.00	$1,032.70	0.95%	$4.84
Class C	1,000.00	1,029.20	1.65%	8.39
Class I	1,000.00	1,034.40	0.65%	3.31
Advisor Class	1,000.00	1,034.00	0.70%	3.57

Hypothetical
Class A	$1,000.00	$1,020.31	0.95%	$4.81
Class C	1,000.00	1,016.80	1.65%	8.34
Class I	1,000.00	1,021.81	0.65%	3.29
Advisor Class	1,000.00	1,021.56	0.70%	3.55
Pacific Funds Floating Rate Income
Actual Fund Return
Class A	$1,000.00	$1,015.50	1.01%	$5.10
Class C	1,000.00	1,012.00	1.71%	8.62
Class I	1,000.00	1,017.00	0.71%	3.59
Class P	1,000.00	1,016.40	0.81%	4.09
Advisor Class	1,000.00	1,016.70	0.76%	3.84

Hypothetical
Class A	$1,000.00	$1,020.00	1.01%	$5.11
Class C	1,000.00	1,016.50	1.71%	8.64
Class I	1,000.00	1,021.51	0.71%	3.60
Class P	1,000.00	1,021.01	0.81%	4.10
Advisor Class	1,000.00	1,021.26	0.76%	3.85
Pacific Funds Limited Duration High Income
Actual Fund Return
Class A	$1,000.00	$1,024.30	0.95%	$4.82
Class C	1,000.00	1,020.80	1.65%	8.36
Class I	1,000.00	1,025.60	0.70%	3.55
Advisor Class	1,000.00	1,025.60	0.70%	3.55

Hypothetical
Class A	$1,000.00	$1,020.31	0.95%	$4.81
Class C	1,000.00	1,016.80	1.65%	8.34
Class I	1,000.00	1,021.56	0.70%	3.55
Advisor Class	1,000.00	1,021.56	0.70%	3.55
Pacific Funds High Income
Actual Fund Return
Class A	$1,000.00	$1,043.90	0.95%	$4.87
Class C	1,000.00	1,039.30	1.65%	8.44
Class I	1,000.00	1,045.60	0.70%	3.59
Class P	1,000.00	1,044.20	0.77%	3.95
Advisor Class	1,000.00	1,045.20	0.70%	3.59

Hypothetical
Class A	$1,000.00	$1,020.31	0.95%	$4.81
Class C	1,000.00	1,016.80	1.65%	8.34
Class I	1,000.00	1,021.56	0.70%	3.55
Class P	1,000.00	1,021.21	0.77%	3.90
Advisor Class	1,000.00	1,021.56	0.70%	3.55

See explanation of references on page D-3

D-2

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/17	Ending Account Value at 09/30/17	Annualized Expense Ratio	Expenses Paid During the Period 04/01/17 - 09/30/17 (1)
Pacific Funds Large-Cap
Actual Fund Return
Class A	$1,000.00	$1,081.20	1.00%	$5.22
Class C	1,000.00	1,077.10	1.75%	9.11
Advisor Class	1,000.00	1,083.70	0.75%	3.92
Investor Class	1,000.00	1,081.40	1.00%	5.22
Class S	1,000.00	1,083.40	0.65%	3.39

Hypothetical
Class A	$1,000.00	$1,020.05	1.00%	$5.06
Class C	1,000.00	1,016.29	1.75%	8.85
Advisor Class	1,000.00	1,021.31	0.75%	3.80
Investor Class	1,000.00	1,020.05	1.00%	5.06
Class S	1,000.00	1,021.81	0.65%	3.29
Pacific Funds Large-Cap Value
Actual Fund Return
Class A	$1,000.00	$1,045.60	1.10%	$5.64
Class C	1,000.00	1,040.20	1.85%	9.46
Advisor Class	1,000.00	1,046.40	0.85%	4.36
Investor Class	1,000.00	1,045.10	1.10%	5.64
Class S	1,000.00	1,046.50	0.75%	3.85

Hypothetical
Class A	$1,000.00	$1,019.55	1.10%	$5.57
Class C	1,000.00	1,015.79	1.85%	9.35
Advisor Class	1,000.00	1,020.81	0.85%	4.31
Investor Class	1,000.00	1,019.55	1.10%	5.57
Class S	1,000.00	1,021.31	0.75%	3.80
Pacific Funds Small/Mid-Cap
Actual Fund Return
Class A	$1,000.00	$1,061.20	1.30%	$6.72
Class C	1,000.00	1,057.60	2.05%	10.57
Advisor Class	1,000.00	1,062.80	1.05%	5.43
Investor Class	1,000.00	1,061.40	1.35%	6.98
Class S	1,000.00	1,062.80	1.00%	5.17

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Advisor Class	1,000.00	1,019.80	1.05%	5.32
Investor Class	1,000.00	1,018.30	1.35%	6.83
Class S	1,000.00	1,020.05	1.00%	5.06
Pacific Funds Small-Cap
Actual Fund Return
Class A	$1,000.00	$1,067.10	1.30%	$6.74
Class C	1,000.00	1,062.90	2.05%	10.60
Advisor Class	1,000.00	1,068.10	1.05%	5.44
Investor Class	1,000.00	1,066.70	1.35%	6.99
Class S	1,000.00	1,068.50	1.00%	5.19

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Advisor Class	1,000.00	1,019.80	1.05%	5.32
Investor Class	1,000.00	1,018.30	1.35%	6.83
Class S	1,000.00	1,020.05	1.00%	5.06

	Beginning Account Value at 04/01/17	Ending Account Value at 09/30/17	Annualized Expense Ratio	Expenses Paid During the Period 04/01/17 - 09/30/17 (1)
Pacific Funds Small-Cap Value
Actual Fund Return
Class A	$1,000.00	$1,057.30	1.30%	$6.70
Class C	1,000.00	1,053.20	2.05%	10.55
Advisor Class	1,000.00	1,058.70	1.05%	5.42
Investor Class	1,000.00	1,056.50	1.35%	6.96
Class S	1,000.00	1,059.70	1.00%	5.16

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Advisor Class	1,000.00	1,019.80	1.05%	5.32
Investor Class	1,000.00	1,018.30	1.35%	6.83
Class S	1,000.00	1,020.05	1.00%	5.06
Pacific Funds Small-Cap Growth
Actual Fund Return
Class A	$1,000.00	$1,067.30	1.30%	$6.74
Class C	1,000.00	1,062.50	2.05%	10.60
Class P	1,000.00	1,067.90	1.05%	5.44
Advisor Class	1,000.00	1,068.80	1.05%	5.45
Investor Class	1,000.00	1,067.40	1.25%	6.48
Class S	1,000.00	1,068.80	0.90%	4.67

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Class P	1,000.00	1,019.80	1.05%	5.32
Advisor Class	1,000.00	1,019.80	1.05%	5.32
Investor Class	1,000.00	1,018.80	1.25%	6.33
Class S	1,000.00	1,020.56	0.90%	4.56

(1)	Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.
(2)	The annualized expense ratios for the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives do not include fees and expenses of their respective PF Underlying Funds and the Class P shares of Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income and Pacific Funds Small-Cap Growth in which the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives invest (see Note 1 in Notes to Financial Statements).

D-3

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at https://www.pacificlife.com/pacificfunds.html. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificfunds.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

D-4

Pacific Funds

Mailing address:

P.O. Box 9768

Providence, RI 02940-9768

ADDRESS SERVICE REQUESTED

Semi-Annual Report as of September 30, 2017 for:

• Pacific Funds

Form Nos.	3167-17A

PF Underlying Funds

Semi-Annual Report

As of September 30, 2017

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2017

Pacific Funds Series Trust, which is a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust”.

PACIFIC FUNDSSM

PF INFLATION MANAGED FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.7%

Financial - 1.6%

International Lease Finance Corp 7.125% due 09/01/18 ~	$100,000	$104,725
The Goldman Sachs Group Inc (LIBOR + 1.200%) 2.520% due 09/15/20 §	100,000	101,936

		206,661

Technology - 0.1%

Hewlett Packard Enterprise Co 2.450% due 10/05/17	11,000	11,001

Total Corporate Bonds & Notes (Cost $210,604)		217,662

MORTGAGE-BACKED SECURITIES - 11.9%

Collateralized Mortgage Obligations - Residential - 4.7%

Banc of America Mortgage Trust 3.648% due 07/25/35 §	57,454	53,894
Countrywide Home Loan Mortgage Pass-Through Trust 3.674% due 01/19/34 §	20,546	20,436
Fannie Mae
(LIBOR + 0.350%) 1.587% due 07/25/37 §	37,803	37,777
(LIBOR + 0.380%) 1.617% due 07/25/37 §	48,662	48,937
(LIBOR + 0.440%) 1.677% due 05/25/36 §	25,286	25,298
(LIBOR + 0.445%) 1.682% due 02/25/37 §	10,422	10,411
(LIBOR + 0.680%) 1.917% due 02/25/41 §	120,844	122,903
GSR Mortgage Loan Trust 3.204% due 09/25/35 §	20,299	20,748
JP Morgan Mortgage Trust 3.507% due 06/25/35 §	54,007	53,855
Merrill Lynch Mortgage Investors Trust 3.141% due 12/25/34 §	66,769	67,290
Residential Accredit Loans Inc Trust (LIBOR + 0.180%) 1.417% due 06/25/46 §	100,367	48,711
Structured Adjustable Rate Mortgage Loan Trust (LIBOR + 0.250%) 1.487% due 02/25/35 §	20,316	18,495
Structured Asset Mortgage Investments II Trust (LIBOR + 0.210%) 1.447% due 05/25/36 §	81,305	64,270

		593,025

Fannie Mae - 7.2%

3.000% due 11/13/47	500,000	500,625
3.500% due 12/13/47	400,000	410,758

		911,383

Total Mortgage-Backed Securities (Cost $1,522,775)		1,504,408

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.2%

Asset Backed Funding Corp Trust (LIBOR + 0.600%) 1.837% due 10/25/34 §	$21,723	$21,568
Freddie Mac Structured Pass-Through Securities (LIBOR + 0.280%) 1.517% due 09/25/31 §	1,154	1,141

Total Asset-Backed Securities (Cost $22,669)		22,709

U.S. TREASURY OBLIGATIONS - 116.6%

U.S. Treasury Bonds - 0.8%

3.000% due 05/15/47	100,000	102,844

U.S. Treasury Inflation Protected Securities - 108.4%

0.125% due 04/15/18 ^	10,590	10,597
0.125% due 04/15/19 ^	1,232,711	1,237,511
0.125% due 04/15/20 ^	313,587	315,125
0.125% due 04/15/21 ^	795,271	797,640
0.125% due 04/15/22 ^	100,654	100,651
0.125% due 07/15/22 ^	244,826	246,042
0.125% due 01/15/23 ^	1,590,750	1,586,920
0.125% due 07/15/24 ^	350,509	347,000
0.125% due 07/15/26 ^	40,848	39,724
0.250% due 01/15/25 ^	676,936	670,191
0.375% due 07/15/23 ^	925,637	937,823
0.375% due 07/15/25 ^	774,173	774,245
0.375% due 07/15/27 ^	100,069	99,091
0.625% due 07/15/21 ^	173,774	178,576
0.625% due 01/15/24 ^	188,838	192,839
0.625% due 01/15/26 ^	432,684	438,526
0.750% due 02/15/42 ^	108,331	104,678
0.750% due 02/15/45 ^	114,346	109,088
0.875% due 02/15/47 ^	101,406	99,948
1.000% due 02/15/46 ^	440,096	446,532
1.250% due 07/15/20 ^	527,542	549,697
1.375% due 02/15/44 ^	493,650	544,735
1.750% due 01/15/28 ^	455,696	510,203
2.000% due 01/15/26 ^	12,333	13,870
2.125% due 02/15/40 ^	11,325	14,253
2.125% due 02/15/41 ^	111,779	141,460
2.375% due 01/15/25 ^	363,614	415,384
2.500% due 01/15/29 ^	1,504,972	1,816,988
3.625% due 04/15/28 ^	272,421	356,729
3.875% due 04/15/29 ^	416,928	567,328

		13,663,394

U.S. Treasury Notes - 7.4%

1.750% due 11/30/21	440,000	438,410
1.875% due 02/28/22	200,000	200,020
2.125% due 07/31/24	200,000	199,629
2.250% due 08/15/27	100,000	99,287

		937,346

Total U.S. Treasury Obligations (Cost $14,817,380)		14,703,584

FOREIGN GOVERNMENT BONDS & NOTES - 9.7%

Argentina POM Politica Monetaria (Argentina) 26.250% due 06/21/20 §	ARS 200,000	12,100
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	124,411
French Republic Government Bond OAT (France) 1.100% due 07/25/22 ^ ~	32,912	43,882
Italy Buoni Poliennali Del Tesoro (Italy) 0.100% due 05/15/22 ^ ~	101,952	122,277

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 693,000	$40,371
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 200,000	147,567
United Kingdom Gilt Inflation-Linked (United Kingdom) 0.125% due 03/22/26 ^ ~	GBP 402,626	632,935
0.125% due 03/22/46 ^ ~	34,934	73,281
0.125% due 11/22/65 ^ ~	11,527	33,436

Total Foreign Government Bonds & Notes (Cost $1,235,594)		1,230,260

SHORT-TERM INVESTMENTS - 2.6%

Foreign Government Issues - 1.2%

Argentina Treasury Bill (Argentina) 2.677% due 12/15/17	$100,000	99,452
Mexico Cetes (Mexico) 6.900% due 01/04/18	MXN 9,800,000	52,807

		152,259

	Shares	Value
Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio	171,636	$171,636

Total Short-Term Investments (Cost $320,436)		323,895

TOTAL INVESTMENTS - 142.7% (Cost $18,129,458)		18,002,518

DERIVATIVES - 0.5%
(See Notes (c) through (g) in Notes to Schedule of Investments)		55,867

OTHER ASSETS & LIABILITIES, NET - (43.2%)		(5,447,344)

NET ASSETS - 100.0%		$12,611,041

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	116.6%
Mortgage-Backed Securities	11.9%
Foreign Government Bonds & Notes	9.7%
Others (each less than 3.0%)	4.5%

	142.7%

Derivatives	0.5%
Other Assets & Liabilities, Net	(43.2%	)

	100.0%

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2017 was $4,446,391 at a weighted average interest rate of 0.013%.

(c)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Short Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Long Gilt (12/17)	2	$340,331	$331,998	$8,333
U.S. Treasury 2-Year Notes (12/17)	3	648,818	647,110	1,708
U.S. Treasury 10-Year Notes (12/17)	7	885,137	877,188	7,949
U.S. Treasury 30-Year Bonds (12/17)	2	310,513	305,625	4,888

Total Futures Contracts				$22,878

(d)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	153,120	USD	8,450	12/17	GSC	$46
BRL	87,608	USD	27,616	10/17	DUB	30
BRL	87,608	USD	27,654	10/17	JPM	(9)
BRL	87,608	USD	27,832	11/17	JPM	(308)
EUR	247,000	USD	291,460	10/17	DUB	532
GBP	22,000	USD	29,819	10/17	GSC	(335)
GBP	561,000	USD	751,151	10/17	JPM	689
GBP	14,000	USD	18,050	10/17	SCB	712
INR	2,152,434	USD	32,799	12/17	GSC	(101)
INR	784,788	USD	12,000	12/17	JPM	(78)
NZD	216,000	USD	155,341	10/17	JPM	663
RUB	1,846,980	USD	32,000	10/17	DUB	(31)
USD	3,000	ARS	56,880	02/18	JPM	(47)
USD	62,579	AUD	79,000	10/17	JPM	615
USD	27,654	BRL	87,608	10/17	DUB	9
USD	27,945	BRL	87,608	10/17	JPM	300
USD	8,000	BRL	25,493	11/17	GSC	(9)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	32,222	CAD	41,000	11/17	GSC	($647)
USD	4,124	CAD	5,000	11/17	GSC	116
USD	177,567	EUR	147,000	10/17	JPM	3,790
USD	117,423	EUR	100,000	10/17	SCB	(792)
USD	291,921	EUR	247,000	11/17	DUB	(551)
USD	627,555	GBP	485,000	10/17	GSC	(22,431)
USD	151,879	GBP	112,000	10/17	RBC	1,779
USD	751,898	GBP	561,000	11/17	JPM	(675)
USD	11,000	INR	725,725	12/17	JPM	(25)
USD	9,000	INR	584,775	12/17	JPM	116
USD	21,000	KRW	23,910,600	12/17	DUB	106
USD	11,000	KRW	12,520,200	12/17	JPM	59
USD	42,665	MXN	769,215	12/17	GSC	944
USD	47,857	MXN	980,000	01/18	GSC	(5,139)
USD	156,898	NZD	216,000	10/17	GSC	895
USD	155,256	NZD	216,000	11/17	JPM	(653)
USD	30,901	RUB	1,811,200	10/17	GSC	(449)

Total Forward Foreign Currency Contracts						($20,879)

(e)	Purchased options outstanding as of September 30, 2017 were as follows:

Interest Rate Cap Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Cost	Value
Cap - ICE Swap Rate	0.263%	5-Year/10-Year ICE Swap Rate	03/29/18	DUB	$600,000	$270	$270

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.150%	06/15/18	DUB	$50,000	$5,018	$694

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.150%	06/15/18	DUB	50,000	5,017	5,021
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.765%	07/16/18	MSC	150,000	1,740	1,230

							6,757	6,251

Total Interest Rate Swaptions							$11,775	$6,945

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - Eurodollar (03/18)	$98.25	3/19/18	CME	6	$1,473,750	$597	$338

Total Purchased Options						$12,642	$7,553

(f)	Premiums received and value of written options outstanding as of September 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - EUR versus USD	$1.20	10/06/17	SCB	EUR 37,000	$189	($13)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00%	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	$700,000	$7,910	($1,258)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	2,000,000	17,720	(7)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(2)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	1,900,000	13,823	(760)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	200,000	1,390	(87)

						$44,713	($2,114)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Interest Rate Cap Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - ICE Swap Rate	0.230%	10-Year/30-Year ICE Swap Rate	03/29/18	DUB	$600,000	$270	($270)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.800%	11/07/17	RBS	$50,000	$435	$—

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.600%	11/07/17	RBS	50,000	435	(193)

Total Interest Rate Swaptions							$870	($193)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (11/17)	$127.00	10/27/17	CME	1	$127,000	$280	($94)
Call - U.S. Treasury 10-Year Notes (11/17)	128.00	10/27/17	CME	1	128,000	514	(47)
Call - U.S. Treasury 10-Year Notes (12/17)	127.50	11/24/17	CME	1	127,500	608	(172)
Call - Eurodollar (03/18)	98.75	03/19/18	CME	6	1,481,250	684	(113)

						2,086	(426)

Put - U.S. Treasury 10-Year Notes (11/17)	125.00	10/27/17	CME	2	250,000	406	(781)
Put - U.S. Treasury 10-Year Notes (11/17)	125.50	10/27/17	CME	1	125,500	327	(641)
Put - U.S. Treasury 10-Year Notes (11/17)	126.00	10/27/17	CME	2	252,000	654	(1,906)

						1,387	(3,328)

Total Options on Futures						$3,473	($3,754)

Total Written Options						$49,515	($6,344)

(g)	Swap agreements outstanding as of September 30, 2017 were as follows:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 28 5Y	Q	5.000%	06/20/22	ICE	$10,000	($772)	($690)	($82)
iTraxx Main 28 5Y	Q	1.000%	12/20/22	ICE	EUR 40,000	(1,073)	(1,059)	(14)

						($1,845)	($1,749)	($96)

Credit Default Swaps on Credit Indices - Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 7	M	0.500%	01/17/47	DUB	$60,000	$377	($1,864)	$2,241
CMBX NA AAA 7	M	0.500%	01/17/47	MSC	40,000	251	(1,242)	1,493

						$628	($3,106)	$3,734

Total Credit Default Swaps						($1,217)	($4,855)	$3,638

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate / Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	Z / Z	LCH	1.710%	04/27/18	$100,000	($283)	$—	($283)
3-Month USD-LIBOR	S / Q	CME	1.250%	06/15/18	200,000	(333)	934	(1,267)
3-Month CAD-CDOR	S / S	CME	1.750%	09/17/19	CAD 900,000	(2,247)	(841)	(1,406)
3-Month CAD-CDOR	S / S	CME	1.450%	12/13/19	100,000	(843)	(871)	28
U.S. CPI Urban Consumers NSA	Z / Z	LCH	2.027%	11/23/20	$100,000	(145)	—	(145)
U.S. CPI Urban Consumers NSA	Z / Z	LCH	2.021%	11/25/20	100,000	(127)	—	(127)
Eurostat Eurozone HICP	Z / Z	LCH	1.165%	12/15/21	EUR 50,000	393	42	351
3-Month USD-LIBOR	S / Q	CME	2.678%	10/25/23	$200,000	4,411	—	4,411
3-Month USD-LIBOR	S / Q	CME	2.500%	12/19/23	120,000	1,523	(305)	1,828
28-Day MXN TIIE	L / L	CME	7.200%	06/05/24	MXN 500,000	461	5	456
28-Day MXN TIIE	L / L	CME	8.035%	12/17/26	500,000	1,932	(53)	1,985
28-Day MXN TIIE	L / L	CME	7.733%	02/25/27	400,000	1,060	581	479
28-Day MXN TIIE	L / L	CME	7.200%	06/11/27	100,000	55	52	3
28-Day MXN TIIE	L / L	CME	8.310%	11/28/36	200,000	1,170	1,060	110
3-Month USD-LIBOR	S / Q	CME	2.750%	12/20/47	$100,000	3,748	3,805	(57)

						$10,775	$4,409	$6,366

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate / Floating Rate	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	Z / Z	MSC	2.058%	05/12/25	$700,000	$6,378	$—	$6,378
U.S. CPI Urban Consumers NSA	Z / Z	MSC	1.788%	07/18/26	100,000	(2,968)	—	(2,968)
U.S. CPI Urban Consumers NSA	Z / Z	MSC	1.805%	09/20/26	10,000	(273)	—	(273)

						3,137	—	3,137

		Exchange
U.S. CPI Urban Consumers NSA	Z / Z	LCH	1.935%	04/27/19	100,000	526	—	526
3-Month USD-LIBOR	S / Q	CME	1.250%	06/21/19	1,000,000	7,482	5,944	1,538
3-Month USD-LIBOR	S / Q	CME	2.000%	12/20/19	100,000	(379)	(709)	330
3-Month USD-LIBOR	S / Q	CME	2.400%	03/16/26	130,000	528	—	528
3-Month USD-LIBOR	S / Q	CME	2.300%	04/21/26	300,000	2,684	—	2,684
3-Month USD-LIBOR	S / Q	CME	1.850%	07/27/26	50,000	1,498	—	1,498
3-Month USD-LIBOR	S / Q	CME	2.000%	07/27/26	500,000	11,667	5,823	5,844
U.S. CPI Urban Consumers NSA	Z / Z	LCH	1.800%	09/12/26	100,000	(2,779)	(1,009)	(1,770)
U.S. CPI Urban Consumers NSA	Z / Z	LCH	1.780%	09/15/26	100,000	(3,000)	(4,854)	1,854
3-Month USD-LIBOR	S / Q	CME	2.400%	12/07/26	500,000	3,548	3,115	433
Eurostat Eurozone HICP	Z / Z	LCH	1.385%	12/15/26	EUR 90,000	(516)	289	(805)
3-Month USD-LIBOR	S / Q	LCH	1.750%	12/21/26	$340,000	14,304	(2,170)	16,474
France CPI Ex Tobacco	Z / Z	LCH	1.438%	06/15/27	EUR 30,000	(157)	—	(157)
U.S. CPI Urban Consumers NSA	Z / Z	LCH	2.180%	09/20/27	$20,000	43	—	43
6-Month GBP-LIBOR	S / S	LCH	1.500%	03/21/28	GBP 520,000	(511)	(17,799)	17,288
6-Month JPY-LIBOR	S / S	LCH	0.450%	03/20/29	JPY 40,000,000	(2,001)	(2,227)	226
GBP Retail Price	Z / Z	LCH	3.190%	04/15/30	GBP 300,000	(4,890)	(16,852)	11,962
GBP Retail Price	Z / Z	LCH	3.400%	06/15/30	200,000	4,149	2,397	1,752
GBP Retail Price	Z / Z	LCH	3.530%	10/15/31	60,000	959	568	391
GBP Retail Price	Z / Z	LCH	3.470%	09/15/32	30,000	(53)	(7)	(46)
3-Month USD-LIBOR	S / Q	CME	2.250%	12/21/46	$190,000	13,321	1,900	11,421
U.S. Fed Funds	A / A	LCH	2.000%	12/15/47	40,000	1,455	(72)	1,527
6-Month GBP-LIBOR	S / S	LCH	1.750%	03/21/48	GBP 40,000	(1,140)	(995)	(145)
3-Month USD-LIBOR	S / Q	CME	2.948%	10/19/48	$30,000	(2,146)	—	(2,146)
3-Month USD-LIBOR	S / Q	CME	2.969%	10/25/48	50,000	(3,797)	—	(3,797)
3-Month USD-LIBOR	S / Q	CME	2.750%	12/19/48	30,000	(831)	508	(1,339)

						39,964	(26,150)	66,114

Total Interest Rate Swaps - Receive Floating Rate						$43,101	($26,150)	$69,251

Total Interest Rate Swaps						$53,876	($21,741)	$75,617

Total Swap Agreements						$52,659	($26,596)	$79,255

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$217,662	$—	$217,662	$—
	Mortgage-Backed Securities	1,504,408	—	1,504,408	—
	Asset-Backed Securities	22,709	—	22,709	—
	U.S. Treasury Obligations	14,703,584	—	14,703,584	—
	Foreign Government Bonds & Notes	1,230,260	—	1,230,260	—
	Short-Term Investments	323,895	171,636	152,259	—
	Derivatives:
	Credit Contracts
	Swaps	628	—	628	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	11,401	—	11,401	—
	Interest Rate Contracts
	Futures	22,878	22,878	—	—
	Purchased Options	7,553	—	7,553	—
	Swaps	83,295	—	83,295	—

	Total Interest Rate Contracts	113,726	22,878	90,848	—

	Total Assets - Derivatives	125,755	22,878	102,877	—

	Total Assets	18,128,273	194,514	17,933,759	—

Liabilities	Sale-buyback Financing Transactions	(4,686,142)	—	(4,686,142)	—
	Derivatives:
	Credit Contracts
	Swaps	(1,845)	—	(1,845)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(32,280)	—	(32,280)	—
	Written Options	(13)	—	(13)	—

	Total Foreign Currency Contracts	(32,293)	—	(32,293)	—

	Interest Rate Contracts
	Written Options	(6,331)	—	(6,331)	—
	Swaps	(29,419)	—	(29,419)	—

	Total Interest Rate Contracts	(35,750)	—	(35,750)	—

	Total Liabilities - Derivatives	(69,888)	—	(69,888)	—

	Total Liabilities	(4,756,030)	—	(4,756,030)	—

	Total	$13,372,243	$194,514	$13,177,729	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 33.2%

Basic Materials - 1.1%

Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	$220,000	$244,750
Anglo American Capital PLC (United Kingdom) 3.625% due 09/11/24 ~	450,000	449,237
3.750% due 04/10/22 ~	240,000	246,399
ArcelorMittal (Luxembourg) 7.500% due 10/15/39	180,000	216,900
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	34,449
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	170,000	203,321
BHP Billiton Finance USA Ltd (Australia) 2.875% due 02/24/22	15,000	15,365
5.000% due 09/30/43	230,000	272,449
(USD Swap + 5.093%) 6.750% due 10/19/75 § ~	770,000	908,600
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	370,000	381,396
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	130,000	146,510
Freeport-McMoRan Inc 3.550% due 03/01/22	190,000	187,566
5.450% due 03/15/43	100,000	93,937
6.875% due 02/15/23	210,000	229,950
Glencore Finance Canada Ltd (Switzerland) 2.700% due 10/25/17 ~	700,000	700,857
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	640,000	644,845
4.125% due 05/30/23 ~	50,000	52,118
GTL Trade Finance Inc (Brazil) 7.250% due 10/20/17 ~	600,000	601,500
OCP SA (Malaysia) 4.500% due 10/22/25 ~	200,000	201,860
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	100,000	105,526
Southern Copper Corp (Peru) 6.750% due 04/16/40	840,000	1,034,889
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	820,000	943,000
Westlake Chemical Corp 4.625% due 02/15/21	110,000	113,850
4.875% due 05/15/23	70,000	73,150

		8,102,424

Communications - 2.9%

21st Century Fox America Inc 6.200% due 12/15/34	100,000	124,602
Altice Financing SA (Luxembourg) 5.250% due 02/15/23 ~	EUR 300,000	373,913
6.625% due 02/15/23 ~	$200,000	212,500
Altice Luxembourg SA (Luxembourg) 6.250% due 02/15/25 ~	EUR 800,000	1,027,987
Amazon.com Inc 3.150% due 08/22/27 ~	$310,000	311,836
3.875% due 08/22/37 ~	160,000	162,218
4.050% due 08/22/47 ~	200,000	203,093
4.950% due 12/05/44	280,000	324,432
America Movil Sab de CV (Mexico) 5.000% due 03/30/20	400,000	428,290
AT&T Inc
(LIBOR + 0.650%) 1.954% due 01/15/20 §	500,000	502,568
3.000% due 02/15/22	80,000	80,906
3.400% due 05/15/25	170,000	167,558
3.900% due 08/14/27	270,000	270,855
4.250% due 03/01/27	90,000	92,637
4.350% due 06/15/45	840,000	773,519

	Principal Amount	Value
4.900% due 08/14/37	$140,000	$142,092
5.500% due 02/01/18	350,000	354,439
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	830,000	841,845
British Telecommunications PLC (United Kingdom) 9.125% due 12/15/30	60,000	90,962
CCO Holdings LLC 5.125% due 05/01/27 ~	140,000	142,275
Charter Communications Operating LLC 3.579% due 07/23/20	2,000,000	2,054,120
4.200% due 03/15/28 ~	140,000	141,860
4.464% due 07/23/22	600,000	634,316
6.384% due 10/23/35	50,000	58,620
Comcast Corp 3.375% due 08/15/25	150,000	154,873
5.150% due 03/01/20	550,000	592,317
5.650% due 06/15/35	20,000	24,568
6.400% due 03/01/40	110,000	147,402
DISH DBS Corp 5.875% due 11/15/24	400,000	420,580
6.750% due 06/01/21	210,000	231,525
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 ~	450,000	466,425
NBCUniversal Media LLC 4.375% due 04/01/21	300,000	322,936
Netflix Inc 5.875% due 02/15/25	40,000	43,850
SFR Group SA (France) 6.250% due 05/15/24 ~	450,000	476,887
Sprint Capital Corp 8.750% due 03/15/32	350,000	448,437
Sprint Communications Inc 9.000% due 11/15/18 ~	104,000	111,800
Sprint Corp 7.625% due 02/15/25	240,000	276,600
7.875% due 09/15/23	20,000	23,250
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	280,000	300,486
Time Warner Cable LLC 4.125% due 02/15/21	1,120,000	1,163,574
5.875% due 11/15/40	410,000	451,162
6.550% due 05/01/37	100,000	117,748
7.300% due 07/01/38	190,000	239,086
8.250% due 04/01/19	60,000	65,254
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	136,211
Time Warner Inc 4.750% due 03/29/21	100,000	107,737
Univision Communications Inc 5.125% due 02/15/25 ~	210,000	212,362
Verizon Communications Inc 2.625% due 08/15/26	20,000	18,766
3.376% due 02/15/25 ~	846,000	851,728
3.500% due 11/01/24	80,000	81,553
3.850% due 11/01/42	60,000	53,211
4.125% due 03/16/27	1,200,000	1,254,758
4.150% due 03/15/24	680,000	720,714
4.522% due 09/15/48	100,000	97,108
5.500% due 03/16/47	100,000	111,378
Viacom Inc 3.875% due 04/01/24	130,000	130,318
4.250% due 09/01/23	40,000	41,140
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	430,000	450,962
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	280,000	295,750
West Corp 4.750% due 07/15/21 ~	50,000	50,750
5.375% due 07/15/22 ~	310,000	313,875

		20,524,524

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 2.0%

American Airlines Pass-Through Trust ‘B’ 5.600% due 01/15/22 ~	$226,382	$237,701
American Axle & Manufacturing Inc 6.625% due 10/15/22	290,000	300,320
Cintas Corp 2.900% due 04/01/22	210,000	214,093
3.700% due 04/01/27	210,000	219,667
CVS Health Corp 2.750% due 12/01/22	890,000	892,788
3.875% due 07/20/25	277,000	289,285
5.125% due 07/20/45	370,000	426,931
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	500,000	501,407
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	237,296	273,935
Dollar Tree Inc 5.750% due 03/01/23	170,000	180,132
Fiat Chrysler Automobiles NV (United Kingdom) 4.500% due 04/15/20	200,000	208,970
Ford Motor Co 4.750% due 01/15/43	100,000	98,346
Ford Motor Credit Co LLC 2.375% due 01/16/18	400,000	400,880
3.200% due 01/15/21	900,000	918,640
3.664% due 09/08/24	290,000	291,324
5.875% due 08/02/21	400,000	445,204
8.125% due 01/15/20	600,000	676,034
General Motors Co 6.250% due 10/02/43	100,000	114,617
General Motors Financial Co Inc 3.150% due 01/15/20	400,000	407,147
3.200% due 07/13/20	600,000	615,469
3.500% due 07/10/19	700,000	717,172
4.250% due 05/15/23	30,000	31,407
4.350% due 01/17/27	130,000	133,783
4.375% due 09/25/21	380,000	403,117
GLP Capital LP 5.375% due 04/15/26	30,000	32,812
Hilton Worldwide Finance LLC 4.875% due 04/01/27	250,000	263,125
Lennar Corp 4.500% due 04/30/24	140,000	144,519
McDonald’s Corp 3.500% due 03/01/27	100,000	102,948
3.700% due 01/30/26	310,000	323,426
NCL Corp Ltd 4.625% due 11/15/20 ~	140,000	143,850
4.750% due 12/15/21 ~	120,000	124,800
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	140,000	143,150
6.000% due 04/01/22 ~	202,000	208,489
Newell Brands Inc 3.150% due 04/01/21	130,000	133,074
3.850% due 04/01/23	270,000	284,143
4.200% due 04/01/26	190,000	200,212
Scientific Games International Inc 7.000% due 01/01/22 ~	320,000	340,400
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	300,000	308,250
5.625% due 03/01/24 ~	440,000	459,800
The Goodyear Tire & Rubber Co 5.000% due 05/31/26	350,000	366,187
The TJX Cos Inc 2.250% due 09/15/26	50,000	46,566
Wal-Mart Stores Inc 5.250% due 09/01/35	100,000	123,050
6.200% due 04/15/38	30,000	40,824

	Principal Amount	Value
Walgreens Boots Alliance Inc 3.450% due 06/01/26	$270,000	$269,490
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	600,000	610,818
ZF North America Capital Inc (Germany) 4.750% due 04/29/25 ~	430,000	455,262

		14,123,564

Consumer, Non-Cyclical - 3.3%

Abbott Laboratories 3.750% due 11/30/26	350,000	359,668
4.750% due 11/30/36	160,000	176,794
4.900% due 11/30/46	290,000	325,023
AbbVie Inc 2.850% due 05/14/23	700,000	706,096
3.600% due 05/14/25	430,000	446,379
Aetna Inc 2.800% due 06/15/23	100,000	100,631
Allergan Funding SCS 3.450% due 03/15/22	180,000	186,980
3.800% due 03/15/25	420,000	436,713
4.550% due 03/15/35	30,000	32,089
4.750% due 03/15/45	21,000	22,822
Altria Group Inc 2.850% due 08/09/22	330,000	337,109
9.250% due 08/06/19	320,000	362,469
Amgen Inc 3.625% due 05/22/24	80,000	83,521
4.663% due 06/15/51	11,000	12,110
5.375% due 05/15/43	30,000	34,856
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	370,000	376,209
3.300% due 02/01/23	470,000	487,705
3.650% due 02/01/26	550,000	569,762
4.900% due 02/01/46	750,000	856,975
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	640,000	645,846
5.375% due 01/15/20	220,000	236,828
Anthem Inc 3.125% due 05/15/22	150,000	153,300
3.700% due 08/15/21	80,000	83,490
BAT Capital Corp (United Kingdom) (LIBOR + 0.880%)
2.195% due 08/15/22 § ~	800,000	803,158
3.557% due 08/15/27 ~	1,160,000	1,165,885
4.540% due 08/15/47 ~	490,000	505,940
Baxalta Inc 2.875% due 06/23/20	500,000	507,703
Becton Dickinson & Co 3.363% due 06/06/24	460,000	464,783
3.734% due 12/15/24	130,000	132,947
4.685% due 12/15/44	90,000	95,452
Cardinal Health Inc 2.616% due 06/15/22	140,000	139,998
3.079% due 06/15/24	180,000	181,449
Celgene Corp 3.550% due 08/15/22	90,000	94,456
3.875% due 08/15/25	320,000	338,075
5.000% due 08/15/45	200,000	226,851
5.250% due 08/15/43	60,000	69,016
Centene Corp 4.750% due 05/15/22	140,000	146,825
4.750% due 01/15/25	140,000	145,600
6.125% due 02/15/24	50,000	54,187
Constellation Brands Inc 4.250% due 05/01/23	70,000	75,101
4.750% due 11/15/24	190,000	208,525
6.000% due 05/01/22	70,000	80,098
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	200,000	208,600

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Danone SA (France) 2.589% due 11/02/23 ~	$940,000	$924,392
DaVita Inc 5.000% due 05/01/25	10,000	9,887
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	620,000	635,801
DJO Finance LLC 8.125% due 06/15/21 ~	250,000	240,625
Ecolab Inc 4.350% due 12/08/21	130,000	140,706
Eli Lilly & Co 3.100% due 05/15/27	160,000	161,050
Gilead Sciences Inc 3.650% due 03/01/26	90,000	94,042
3.700% due 04/01/24	200,000	211,340
4.150% due 03/01/47	300,000	309,770
4.750% due 03/01/46	30,000	33,802
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	180,000	184,169
HCA Inc 4.500% due 02/15/27	10,000	10,250
5.250% due 06/15/26	20,000	21,600
5.375% due 02/01/25	20,000	21,125
5.875% due 05/01/23	170,000	185,300
6.500% due 02/15/20	210,000	229,162
7.500% due 02/15/22	80,000	91,975
Humana Inc 3.150% due 12/01/22	110,000	112,098
3.950% due 03/15/27	150,000	157,113
4.625% due 12/01/42	110,000	119,209
4.800% due 03/15/47	20,000	22,349
4.950% due 10/01/44	80,000	90,885
Johnson & Johnson 3.625% due 03/03/37	230,000	240,433
Kraft Heinz Foods Co 3.000% due 06/01/26	160,000	153,713
3.500% due 06/06/22	170,000	176,426
3.950% due 07/15/25	130,000	134,066
4.875% due 02/15/25 ~	172,000	183,908
5.000% due 07/15/35	150,000	163,828
5.000% due 06/04/42	50,000	53,720
5.200% due 07/15/45	80,000	87,916
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	190,000	199,975
Medtronic Global Holdings SCA 3.350% due 04/01/27	240,000	246,880
Medtronic Inc 3.500% due 03/15/25	770,000	803,549
Merck & Co Inc 2.750% due 02/10/25	210,000	210,780
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	310,000	334,025
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	310,000	333,179
5.500% due 01/15/42 ~	150,000	180,555
Philip Morris International Inc 2.500% due 08/22/22	500,000	500,244
4.500% due 03/20/42	80,000	86,799
Reynolds American Inc 3.250% due 06/12/20	81,000	83,277
5.850% due 08/15/45	150,000	184,075
6.150% due 09/15/43	30,000	37,735
8.125% due 06/23/19	120,000	132,250
Spectrum Brands Inc 5.750% due 07/15/25	310,000	331,700
Tenet Healthcare Corp 8.125% due 04/01/22	120,000	122,400
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	100,000	97,218

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	$10,000	$9,626
2.800% due 07/21/23	40,000	38,289
3.150% due 10/01/26	150,000	138,496
United Rentals North America Inc 4.875% due 01/15/28	30,000	30,187
5.500% due 07/15/25	90,000	96,971
5.875% due 09/15/26	90,000	98,100
UnitedHealth Group Inc 3.750% due 07/15/25	80,000	84,952
3.875% due 10/15/20	230,000	241,708
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	30,000	30,075
5.625% due 12/01/21 ~	40,000	37,600
5.875% due 05/15/23 ~	50,000	44,313
6.125% due 04/15/25 ~	140,000	123,375
6.500% due 03/15/22 ~	60,000	63,450
7.000% due 03/15/24 ~	170,000	181,475
7.500% due 07/15/21 ~	280,000	280,000
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	170,000	175,389

		23,437,331

Energy - 3.6%

Anadarko Petroleum Corp 4.500% due 07/15/44	200,000	190,964
4.850% due 03/15/21	80,000	84,887
5.550% due 03/15/26	100,000	111,676
6.450% due 09/15/36	630,000	751,654
6.600% due 03/15/46	160,000	198,691
8.700% due 03/15/19	420,000	458,502
Apache Corp 3.250% due 04/15/22	30,000	30,451
4.250% due 01/15/44	400,000	377,415
4.750% due 04/15/43	80,000	80,695
5.100% due 09/01/40	190,000	199,307
Baker Hughes Inc 3.200% due 08/15/21	110,000	113,318
5.125% due 09/15/40	30,000	34,752
BP Capital Markets PLC (United Kingdom) (LIBOR + 0.350%)
1.659% due 08/14/18 §	500,000	501,279
3.119% due 05/04/26	260,000	260,095
3.216% due 11/28/23	490,000	502,184
3.245% due 05/06/22	30,000	31,088
3.506% due 03/17/25	350,000	361,475
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27 ~	170,000	175,950
Chesapeake Energy Corp 5.750% due 03/15/23	30,000	27,825
6.125% due 02/15/21	230,000	232,300
8.000% due 12/15/22 ~	20,000	21,650
Chevron Corp 2.954% due 05/16/26	570,000	569,495
CNOOC Finance USA LLC (China) 3.500% due 05/05/25	1,160,000	1,179,735
ConocoPhillips 6.500% due 02/01/39	80,000	107,492
Devon Energy Corp 3.250% due 05/15/22	310,000	313,899
5.850% due 12/15/25	1,845,000	2,129,621
7.950% due 04/15/32	270,000	354,139
Ecopetrol SA (Colombia) 5.375% due 06/26/26	400,000	427,000
5.875% due 05/28/45	650,000	637,813
Energy Transfer LP 5.500% due 04/15/23	700,000	723,800
5.875% due 03/01/22	230,000	254,753

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Ensco PLC 8.000% due 01/31/24	$103,000	$101,713
EOG Resources Inc 4.150% due 01/15/26	160,000	169,786
Exxon Mobil Corp 3.043% due 03/01/26	350,000	356,937
4.114% due 03/01/46	270,000	292,298
Genesis Energy LP 5.625% due 06/15/24	200,000	195,000
Halliburton Co 3.800% due 11/15/25	390,000	402,127
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	150,000	155,851
6.850% due 02/15/20	210,000	230,573
Kinder Morgan Inc 5.000% due 02/15/21 ~	400,000	429,386
MPLX LP 4.875% due 12/01/24	230,000	248,222
Noble Energy Inc 3.850% due 01/15/28	240,000	240,874
4.950% due 08/15/47	110,000	112,510
5.250% due 11/15/43	200,000	210,531
Occidental Petroleum Corp 3.000% due 02/15/27	200,000	197,055
3.400% due 04/15/26	290,000	297,516
4.100% due 02/15/47	280,000	288,794
4.400% due 04/15/46	80,000	85,182
4.625% due 06/15/45	240,000	262,957
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25 ~	1,955,000	1,954,511
6.125% due 01/17/22	20,000	21,550
6.250% due 03/17/24	1,080,000	1,156,680
7.375% due 01/17/27	20,000	22,060
Petroleos Mexicanos (Mexico) 6.375% due 01/23/45	650,000	663,000
6.625% due 06/15/35	20,000	21,650
6.875% due 08/04/26	370,000	421,800
QEP Resources Inc 6.875% due 03/01/21	150,000	158,625
Range Resources Corp 5.000% due 03/15/23 ~	310,000	309,225
Sabine Pass Liquefaction LLC 5.875% due 06/30/26	200,000	224,036
Sanchez Energy Corp 6.125% due 01/15/23	140,000	121,100
7.750% due 06/15/21	10,000	9,525
Schlumberger Holdings Corp 3.000% due 12/21/20 ~	190,000	194,695
4.000% due 12/21/25 ~	240,000	251,877
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	350,000	347,575
4.000% due 05/10/46	110,000	111,467
4.375% due 03/25/20	420,000	445,727
4.375% due 05/11/45	330,000	354,123
4.550% due 08/12/43	130,000	141,401
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	930,000	999,856
The Williams Cos Inc 7.500% due 01/15/31	450,000	542,250
Transcontinental Gas Pipe Co LLC 7.850% due 02/01/26	1,020,000	1,319,209
Whiting Petroleum Corp 5.750% due 03/15/21	10,000	9,850
6.250% due 04/01/23	260,000	257,075
WPX Energy Inc 8.250% due 08/01/23	30,000	33,788

		25,813,872

	Principal Amount	Value
Financial - 17.1%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	$200,000	$212,738
AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	1,550,000	1,586,535
4.625% due 07/01/22	160,000	171,627
Ally Financial Inc 3.600% due 05/21/18	800,000	807,160
8.000% due 11/01/31	460,000	595,654
American International Group Inc 3.750% due 07/10/25	820,000	847,906
American Tower Corp REIT 5.900% due 11/01/21	500,000	561,349
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	307,150
Bank of America Corp (LIBOR + 1.000%)
2.313% due 04/24/23 §	500,000	504,637
2.600% due 01/15/19	760,000	766,309
3.300% due 01/11/23	360,000	368,949
3.500% due 04/19/26	770,000	784,121
(LIBOR + 1.370%)
3.593% due 07/21/28 §	100,000	100,919
3.875% due 08/01/25	290,000	303,977
4.000% due 04/01/24	850,000	898,480
4.100% due 07/24/23	500,000	532,910
4.200% due 08/26/24	390,000	410,231
4.250% due 10/22/26	2,970,000	3,109,417
4.450% due 03/03/26	90,000	95,139
5.000% due 05/13/21	1,120,000	1,219,408
5.650% due 05/01/18	900,000	920,673
5.750% due 12/01/17	50,000	50,346
(LIBOR + 3.705%)
6.250% due 09/05/24 §	440,000	485,650
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	800,000	920,500
Barclays PLC (United Kingdom) 3.684% due 01/10/23	1,000,000	1,026,310
(EUR Swap + 5.875%)
6.500% due 09/15/19 §	EUR 600,000	746,352
Blackstone CQP Holdco LP 6.000% due 08/18/21 ~	$600,000	589,500
BRFkredit AS (Denmark) 1.000% due 01/01/18 ~ "	DKK 9,000,000	1,436,369
4.000% due 01/01/18 "	7,800,000	1,252,751
Brighthouse Financial Inc 4.700% due 06/22/47 ~	$350,000	343,055
Chubb INA Holdings Inc 2.300% due 11/03/20	120,000	120,908
3.350% due 05/03/26	140,000	143,632
Citigroup Inc
(LIBOR + 0.930%)
2.247% due 06/07/19 §	300,000	303,059
2.700% due 03/30/21	800,000	809,140
2.750% due 04/25/22	800,000	802,739
4.400% due 06/10/25	400,000	422,345
4.450% due 09/29/27	2,680,000	2,837,551
4.650% due 07/30/45	518,000	575,441
4.750% due 05/18/46	60,000	65,454
5.300% due 05/06/44	232,000	272,299
5.500% due 09/13/25	520,000	584,376
(LIBOR + 4.068%)
5.950% due 01/30/23 §	300,000	323,250
(LIBOR + 3.905%)
5.950% due 05/15/25 §	1,350,000	1,461,375
6.675% due 09/13/43	70,000	95,121
8.125% due 07/15/39	10,000	15,859
Commonwealth Bank of Australia (Australia) 3.900% due 07/12/47 ~	410,000	412,789
5.000% due 10/15/19 ~	160,000	169,636

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Cooperatieve Rabobank UA (Netherlands) 3.750% due 07/21/26	$1,000,000	$1,016,030
4.375% due 08/04/25	880,000	925,290
4.625% due 12/01/23	290,000	311,936
6.875% due 03/19/20 ~	EUR 300,000	412,766
(LIBOR + 10.868%) 11.000% due 06/30/19 § ~	$380,000	430,825
Credit Agricole SA (France) (LIBOR + 6.982%) 8.375% due 10/13/19 § ~	300,000	333,750
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25	500,000	509,961
3.800% due 09/15/22	800,000	831,106
3.800% due 06/09/23	500,000	518,058
4.875% due 05/15/45	640,000	717,662
Deutsche Bank AG (Germany)
(LIBOR + 0.970%)
2.274% due 07/13/20 §	500,000	501,823
(LIBOR + 1.910%)
3.219% due 05/10/19 §	800,000	817,246
4.250% due 10/14/21	600,000	629,235
ERP Operating LP REIT 3.375% due 06/01/25	200,000	204,446
GE Capital International Funding Co 2.342% due 11/15/20	383,000	386,806
3.373% due 11/15/25	485,000	502,081
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	205,178
HSBC Finance Corp 6.676% due 01/15/21	67,000	75,828
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	740,000	763,243
3.900% due 05/25/26	820,000	858,810
4.250% due 03/14/24	440,000	460,504
4.250% due 08/18/25	620,000	645,535
(USD Swap + 3.705%) 6.375% due 09/17/24 §	280,000	297,868
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	440,000	502,837
International Lease Finance Corp 5.875% due 08/15/22	400,000	448,761
6.250% due 05/15/19	500,000	531,597
Intesa Sanpaolo SPA (Italy) 3.125% due 07/14/22 ~	300,000	300,983
3.875% due 07/14/27 ~	230,000	231,296
5.017% due 06/26/24 ~	880,000	895,608
JPMorgan Chase & Co 2.250% due 01/23/20	600,000	603,286
2.550% due 03/01/21	300,000	303,078
2.700% due 05/18/23	1,400,000	1,400,970
3.875% due 09/10/24	580,000	604,065
4.125% due 12/15/26	520,000	545,419
4.250% due 10/01/27	120,000	127,055
4.350% due 08/15/21	290,000	310,727
4.950% due 06/01/45	350,000	398,951
Kimco Realty Corp REIT 2.700% due 03/01/24	900,000	871,155
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	34,252
Lifestorage LP REIT 3.500% due 07/01/26	800,000	770,769
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	610,000	641,615
MetLife Inc 4.750% due 02/08/21	230,000	248,941
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	200,000	202,821

	Principal Amount	Value
Morgan Stanley 2.450% due 02/01/19	$800,000	$805,781
3.125% due 07/27/26	200,000	196,318
5.950% due 12/28/17	320,000	323,275
Nasdaq Inc 3.850% due 06/30/26	800,000	824,250
Navient Corp 8.000% due 03/25/20	330,000	364,650
New York Life Global Funding 2.900% due 01/17/24 ~	1,000,000	1,013,025
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	800,000	858,960
Nordea Kredit Realkreditaktieselskab (Denmark) 1.000% due 10/01/17 "	DKK 16,200,000	2,573,063
2.000% due 10/01/17 "	6,400,000	1,016,539
Nykredit Realkredit AS (Denmark) 1.000% due 10/01/17 "	32,500,000	5,162,009
1.000% due 10/01/18	14,700,000	2,371,682
2.000% due 10/01/17 "	3,200,000	508,270
OneMain Financial Holdings LLC 6.750% due 12/15/19 ~	$700,000	728,000
Quicken Loans Inc 5.750% due 05/01/25 ~	190,000	200,450
Realkredit Danmark AS (Denmark) 1.000% due 01/01/18 ~ "	DKK 43,500,000	6,934,023
1.000% due 04/01/18 "	18,700,000	2,995,610
2.000% due 01/01/18 "	5,800,000	926,581
2.000% due 04/01/18 "	27,200,000	4,377,596
Royal Bank of Scotland Group PLC (United Kingdom) 2.500% due 03/22/23 ~	EUR 600,000	761,314
3.875% due 09/12/23	$600,000	614,562
5.125% due 05/28/24	1,700,000	1,810,749
6.125% due 12/15/22	160,000	176,509
Santander Holdings USA Inc (LIBOR + 1.450%)
2.767% due 11/24/17 §	1,300,000	1,302,602
4.500% due 07/17/25	70,000	73,024
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	1,100,000	1,116,506
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	404,947
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	710,000	837,010
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	290,000	285,261
Sumitomo Mitsui Trust Bank Ltd (Japan) (LIBOR + 0.440%) 1.764% due 09/19/19 § ~	800,000	800,713
Teachers Insurance & Annuity Association of America 4.900% due 09/15/44 ~	100,000	113,139
6.850% due 12/16/39 ~	18,000	24,865
The Depository Trust & Clearing Corp (LIBOR + 3.167%) 4.875% due 06/15/20 § ~	250,000	260,938
The Goldman Sachs Group Inc
(LIBOR + 1.200%) 2.520% due 09/15/20 §	500,000	509,679
3.500% due 01/23/25	700,000	710,611
3.500% due 11/16/26	330,000	331,215
3.750% due 05/22/25	600,000	617,661
3.850% due 07/08/24	740,000	770,831
4.250% due 10/21/25	2,980,000	3,110,938
4.750% due 10/21/45	700,000	782,728
5.150% due 05/22/45	310,000	355,507
5.250% due 07/27/21	620,000	681,461
6.250% due 02/01/41	550,000	732,157

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
The Royal Bank of Scotland PLC (United Kingdom) 6.934% due 04/09/18 ~	EUR 200,000	$244,748
The Toronto-Dominion Bank (Canada) 2.500% due 01/18/23 ~	$1,200,000	1,207,861
UBS AG (Switzerland) (LIBOR + 0.320%) 1.637% due 12/07/18 § ~	800,000	801,446
UBS Group Funding Switzerland AG (Switzerland) 3.000% due 04/15/21 ~	1,000,000	1,014,385
3.491% due 05/23/23 ~	610,000	625,036
4.125% due 09/24/25 ~	1,420,000	1,494,689
4.253% due 03/23/28 ~	630,000	661,887
US Capital Funding II Ltd (Cayman) (LIBOR + 0.750%) 2.061% due 08/01/34 § ~	600,000	540,000
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22 ~	EUR 600,000	768,253
Visa Inc 3.150% due 12/14/25	$760,000	778,890
4.300% due 12/14/45	700,000	776,120
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	650,000	663,398
Wells Fargo & Co (LIBOR + 1.230%)
2.541% due 10/31/23 §	2,000,000	2,046,760
3.000% due 10/23/26	940,000	918,329
3.450% due 02/13/23	110,000	112,754
4.300% due 07/22/27	2,640,000	2,794,904
4.400% due 06/14/46	90,000	93,622
4.600% due 04/01/21	1,310,000	1,407,382
4.750% due 12/07/46	350,000	384,966
4.900% due 11/17/45	830,000	927,490
5.606% due 01/15/44	350,000	424,372
(LIBOR + 3.990%)
5.875% due 06/15/25 §	60,000	66,855

		121,820,425

Industrial - 1.0%

Caterpillar Financial Services Corp 1.931% due 10/01/21	220,000	217,280
DAE Funding LLC (United Arab Emirates) 4.500% due 08/01/22 ~	82,000	84,245
5.000% due 08/01/24 ~	80,000	82,200
Eaton Corp 1.500% due 11/02/17	10,000	9,999
2.750% due 11/02/22	810,000	816,453
4.150% due 11/02/42	180,000	181,291
General Electric Co 3.150% due 09/07/22	187,000	194,295
4.500% due 03/11/44	210,000	235,764
5.300% due 02/11/21	480,000	529,071
5.875% due 01/14/38	40,000	52,421
6.000% due 08/07/19	132,000	142,180
6.875% due 01/10/39	798,000	1,171,116
Harris Corp 5.054% due 04/27/45	140,000	160,873
Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 500,000	590,947
John Deere Capital Corp 1.700% due 01/15/20	$100,000	99,648
Lockheed Martin Corp 3.100% due 01/15/23	20,000	20,617
3.550% due 01/15/26	420,000	435,322
4.500% due 05/15/36	70,000	76,730
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	200,000	208,525
5.500% due 02/15/24 ~	140,000	147,350
Raytheon Co 3.125% due 10/15/20	160,000	165,447

	Principal Amount	Value
Reynolds Group Issuer Inc (New Zealand) 5.125% due 07/15/23 ~	$100,000	$104,485
5.750% due 10/15/20	200,000	203,760
The Boeing Co 4.875% due 02/15/20	630,000	675,190
United Technologies Corp 4.500% due 04/15/20	210,000	222,974
4.500% due 06/01/42	70,000	75,473
Waste Management Inc 3.500% due 05/15/24	240,000	249,741

		7,153,397

Technology - 0.9%

Apple Inc 2.450% due 08/04/26	620,000	598,190
Dell International LLC 3.480% due 06/01/19 ~	710,000	723,874
4.420% due 06/15/21 ~	780,000	819,532
5.450% due 06/15/23 ~	500,000	549,043
7.125% due 06/15/24 ~	410,000	453,121
First Data Corp 5.000% due 01/15/24 ~	480,000	500,184
7.000% due 12/01/23 ~	10,000	10,703
Intel Corp 3.700% due 07/29/25	120,000	126,982
4.900% due 07/29/45	70,000	83,799
Microsoft Corp 2.400% due 08/08/26	1,120,000	1,086,548
2.700% due 02/12/25	140,000	141,445
2.875% due 02/06/24	580,000	593,799
3.300% due 02/06/27	870,000	902,816
3.450% due 08/08/36	20,000	20,176
3.950% due 08/08/56	80,000	82,625

		6,692,837

Utilities - 1.3%

Berkshire Hathaway Energy Co 6.500% due 09/15/37	260,000	348,350
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	73,707
Duke Energy Corp 3.950% due 08/15/47	30,000	29,849
Emera US Finance LP (Canada) 2.700% due 06/15/21	800,000	804,813
Entergy Corp 4.000% due 07/15/22	800,000	847,429
FirstEnergy Corp 3.900% due 07/15/27	440,000	448,642
4.250% due 03/15/23	410,000	434,134
7.375% due 11/15/31	1,410,000	1,879,278
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	812,000
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,123,964
Pacific Gas & Electric Co 5.800% due 03/01/37	130,000	165,992
6.050% due 03/01/34	750,000	977,730
Progress Energy Inc 4.400% due 01/15/21	60,000	63,498
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	212,908

		9,222,294

Total Corporate Bonds & Notes (Cost $229,817,801)		236,890,668

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 2.6%

Communications - 0.5%

CenturyLink Escrow LLC Term B (LIBOR + 2.750%) 4.076% due 01/31/25 §	$480,000	$466,029
Charter Communications Operating LLC Term I (LIBOR + 2.250%) 3.490% due 01/15/24 §	864,965	869,470
CSC Holdings LLC (LIBOR + 2.250%) 3.484% due 07/17/25 §	367,500	365,627
Level 3 Financing Inc Term B (LIBOR + 2.250%) 3.486% due 02/22/24 §	530,000	530,473
Univision Communications Inc Term C-5 (LIBOR + 2.750%) 3.985% due 03/15/24 §	493,337	489,525
UPC Financing Partnership (LIBOR + 2.750%) 3.984% due 04/15/25 §	500,000	502,366
Virgin Media Bristol LLC Term I (LIBOR + 2.750%) 3.984% due 01/31/25 §	458,463	460,720

		3,684,210

Consumer, Cyclical - 1.0%

American Airlines Inc Term B (LIBOR + 2.000%) 3.237% due 06/27/20 §	554,329	555,368
American Builders & Contractors Supply Co Inc Term B-1 (LIBOR + 2.500%) 3.735% due 10/31/23 §	497,500	500,065
Aristocrat International Pty Ltd Term B (Australia) (LIBOR + 2.000%) 3.307% due 10/20/21 §	443,925	443,925
Boyd Gaming Corp Term B (LIBOR + 2.500%) 3.694% due 09/15/23 §	274,063	275,167
CWGS Group LLC Term B (LIBOR + 3.75%) 4.981% due 11/08/23 §	426,775	429,496
Golden Nugget Inc (LIBOR + 3.250%) 4.488% due 10/04/23 §	265,331	267,056
Hilton Worldwide Finance LLC Term B-2 (LIBOR + 2.000%) 3.237% due 10/25/23 §	535,234	537,966
Lions Gate Entertainment Corp Term B (LIBOR + 3.000%) 4.235% due 12/08/23 §	124,875	125,842
Michaels Stores Inc Term B-1 (LIBOR + 2.750%) 3.984% due 01/28/23 §	1,048,371	1,047,879
New Red Finance Inc Term B (Canada) (LIBOR + 2.250%) 3.523% due 02/17/24 §	516,422	516,475
Party City Holdings Inc Term B (LIBOR + 3.000%) 4.321% due 08/19/22 §	511,318	513,195
Petco Animal Supplies Inc Term B-1 (LIBOR + 3.000%) 4.311% due 01/26/23 §	907,554	753,270

	Principal Amount	Value
PetSmart Inc Term B (LIBOR + 3.000%) 4.240% due 03/10/22 §	$584,479	$497,642
Station Casinos LLC Term B (LIBOR + 2.500%) 3.740% due 06/08/23 §	478,334	479,364

		6,942,710

Consumer, Non-Cyclical - 0.5%

Air Medical Group Holdings Inc Term B (LIBOR + 3.500%) 4.485% due 04/28/22 §	552,929	549,819
Albertson’s LLC Term B-4 (LIBOR + 2.750%) 3.985% due 08/25/21 §	304,926	294,134
Term B-6 (LIBOR + 3.000%) 4.317% due 06/22/23 § ¥	219,301	211,155
Catalent Pharma Solutions Inc Term B (LIBOR + 2.750%) 3.985% due 05/20/21 §	344,581	347,565
HCA Inc Term B-8 (LIBOR + 2.250%) 3.485% due 02/15/24 §	543,897	547,199
Jaguar Holding Co II (LIBOR + 2.750%) 4.040% due 08/18/22 §	641,793	645,731
MPH Acquisition Holdings LLC Term B (LIBOR + 3.000%) 4.333% due 06/07/23 §	511,629	515,892
Prime Security Services Borrower LLC Term B (LIBOR + 2.750%) 3.985% due 05/02/22 §	537,303	542,131

		3,653,626

Financial - 0.2%

Flying Fortress Holdings LLC Term B (Ireland) (LIBOR + 2.000%) 3.333% due 11/02/22 §	500,000	503,438
MGM Growth Properties Operating Partnership LP REIT Term B (LIBOR + 2.250%) 3.485% due 05/01/23 §	552,982	555,254
RPI Finance Trust Term B-6 (LIBOR + 2.000%) 3.333% due 03/27/23 §	649,072	651,822

		1,710,514

Industrial - 0.3%

Berry Global Inc Term M (LIBOR + 2.250%) 3.485% due 10/01/22 §	412,270	413,408
Reynolds Group Holdings Inc Term B (LIBOR + 3.000%) 3.990% due 02/05/23 §	686,862	690,427
XPO Logistics Inc Term B (LIBOR + 2.250%) 3.554% due 10/30/21 §	406,396	407,890
Zebra Technologies Corp Term B (LIBOR + 2.000%) 3.314% due 10/27/21 §	410,009	411,241

		1,922,966

Technology - 0.1%

First Data Corp (LIBOR + 2.500%) 3.740% due 04/26/24 §	497,917	499,925

		499,925

Total Senior Loan Notes (Cost $18,667,204)		18,413,951

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 42.3%

Collateralized Mortgage Obligations - Commercial - 4.6%

BAMLL Commercial Mortgage Securities Trust (LIBOR + 1.900%) 3.127% due 12/15/33 § ~	$400,000	$402,564
BAMLL Re-REMIC Trust 5.950% due 08/10/45 § ~	1,812,145	1,592,881
Banc of America Commercial Mortgage Trust 5.754% due 04/10/49 §	387,233	361,465
BANK 4.372% due 05/15/50 §	470,000	487,994
BBCCRE Trust 4.715% due 08/10/33 § ~	320,000	269,060
Bear Stearns Commercial Mortgage Securities Trust 5.700% due 06/11/50	14,949	14,943
BX Trust (LIBOR + 0.920%) 2.154% due 07/15/34 § ~	800,000	800,788
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	7,288	4,273
CGBAM Commercial Mortgage Trust (LIBOR + 7.400%) 8.634% due 11/15/21 § ~	1,840,000	1,790,482
Chicago Skyscraper Trust (LIBOR + 0.800%) 2.034% due 02/15/30 § ~	480,000	481,558
Citigroup Commercial Mortgage Trust 3.110% due 04/10/48 ~	150,000	110,774
3.172% due 09/10/58	350,000	275,844
3.251% due 05/10/35 ~	500,000	513,384
4.017% due 10/10/47	270,000	282,973
Commercial Mortgage Trust 4.239% due 11/10/47 §	160,000	165,808
4.498% due 02/10/48 §	90,000	87,962
Core Industrial Trust 3.977% due 02/10/34 § ~	400,000	396,636
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	120,888	103,949
CSAIL Commercial Mortgage Trust 4.442% due 04/15/50 §	1,060,000	1,081,058
CSMC Trust 2.761% due 04/05/33 ~	480,000	484,723
3.953% due 09/15/37 ~	400,000	415,158
4.373% due 09/15/37 ~	370,000	332,060
4.373% due 09/15/37 ~	530,000	452,965
(LIBOR + 4.500%) 5.734% due 03/15/28 § ~	390,000	391,310
DBUBS Mortgage Trust 5.345% due 08/10/44 § ~	260,000	281,102
Fannie Mae 2.499% due 09/25/26	430,000	420,942
2.802% due 06/25/25 §	70,000	70,172
Fannie Mae (IO) 0.472% due 10/25/24 §	11,674,300	254,788
FORT CRE LLC (LIBOR + 1.500%) 2.737% due 05/21/36 § ~	488,355	488,949
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.592% due 08/25/19 §	22,251,254	137,008
GE Commercial Mortgage Co 5.677% due 12/10/49 §	200,000	110,118
Government National Mortgage Association (IO) 0.467% due 01/16/53 §	12,805,492	443,065
0.651% due 04/16/47 §	5,027,026	210,601
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	614,818

	Principal Amount	Value
GS Mortgage Securities Trust 3.203% due 02/10/29 ~	$400,000	$409,187
4.570% due 11/10/48 §	720,000	740,504
5.622% due 11/10/39	137,654	129,891
Hudson Yards Mortgage Trust 2.835% due 08/10/38 ~	540,000	528,477
JP Morgan Chase Commercial Mortgage Securities Trust 2.870% due 08/15/49	700,000	690,942
2.962% due 10/05/28 ~	500,000	500,427
(LIBOR + 2.350%)
3.327% due 08/15/27 § ~	210,000	210,234
(LIBOR + 2.280%)
3.514% due 11/15/31 § ~	490,000	488,030
(LIBOR + 3.550%)
4.527% due 08/15/27 § ~	120,000	120,251
4.724% due 07/15/47 §	380,000	381,431
5.411% due 05/15/47	1,760,000	1,254,738
5.438% due 01/15/49 ~	470,000	140,621
5.502% due 06/12/47 §	590,000	491,913
5.990% due 02/12/49 §	1,090,000	870,899
JPMBB Commercial Mortgage Securities Trust 3.364% due 09/15/47 § ~	680,000	421,436
4.772% due 08/15/48 §	610,000	624,988
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 § ~	764,841	767,710
3.127% due 04/20/48 § ~	850,000	858,910
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	85,848	72,000
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/48	1,000,000	1,021,941
3.720% due 12/15/49	550,000	577,897
Morgan Stanley Capital I Trust 2.782% due 08/15/49	540,000	529,292
3.516% due 07/13/29 § ~	600,000	619,190
3.560% due 07/13/29 § ~	700,000	718,419
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	523,310	523,374
Wells Fargo Commercial Mortgage Trust 2.652% due 08/15/49	2,670,000	2,591,892
3.184% due 04/15/50	340,000	344,512
3.848% due 05/15/48 §	380,000	376,993
4.430% due 07/15/46 §	290,000	310,963
Wells Fargo Commercial Mortgage Trust (IO) 1.444% due 03/15/50 §	4,772,240	456,591
WFRBS Commercial Mortgage Trust 3.692% due 11/15/47 ~	770,000	529,255
WFRBS Commercial Mortgage Trust (IO) 1.535% due 03/15/44 § ~	5,178,571	173,106

		32,808,189

Collateralized Mortgage Obligations - Residential - 6.8%

Alternative Loan Trust
(LIBOR + 0.170%)
1.407% due 07/25/46 §	637,258	614,713
(LIBOR + 0.210%)
1.447% due 05/25/35 §	350,195	331,378
3.441% due 06/25/37 §	152,026	133,161
American Home Mortgage Investment Trust 6.200% due 06/25/36 §	1,410,369	628,795
Banc of America Funding Corp 1.424% due 03/27/36 § ~	2,455,472	1,539,024
Banc of America Funding Trust 1.670% due 09/29/36 § ~	3,396,675	1,605,297
(LIBOR + 1.500%)
2.956% due 09/26/45 § ~	2,760,000	2,142,933
3.333% due 05/25/35 §	35,993	37,738

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
BCAP LLC Trust 1.634% due 03/28/37 § ~	$2,107,258	$2,040,214
3.276% due 08/26/35 § ~	2,393,465	1,993,044
5.028% due 03/26/37 § ~	55,283	54,597
Bear Stearns Adjustable Rate Mortgage Trust 3.353% due 08/25/33 §	43,281	43,320
3.477% due 01/25/35 §	565,533	563,092
3.676% due 10/25/36 §	16,340	15,631
Bear Stearns ALT-A Trust 3.475% due 11/25/36 §	65,593	56,550
3.564% due 05/25/35 §	27,313	27,497
Chase Mortgage Finance Trust 3.582% due 02/25/37 §	386,957	390,785
3.597% due 09/25/36 §	106,906	104,915
ChaseFlex Trust (LIBOR + 0.150%) 1.387% due 08/25/37 §	575,312	553,365
Chevy Chase Funding LLC
(LIBOR + 0.250%)
1.487% due 08/25/35 § ~	28,108	27,635
1.705% due 05/25/35 § ~	1,124,345	826,669
Citigroup Mortgage Loan Trust Inc 3.178% due 06/27/37 § ~	2,000,000	1,786,832
(US Treasury + 2.150%) 3.180% due 09/25/35 §	18,052	18,254
COLT Mortgage Loan Trust 3.000% due 05/25/46 ~	314,558	320,820
Countrywide Home Loan Mortgage Pass-Through Trust (LIBOR + 0.640%) 1.877% due 03/25/35 §	13,177	13,001
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	59,963	51,743
Downey Saving & Loan Association Mortgage Loan Trust (LIBOR + 0.180%) 1.417% due 04/19/47 §	123,554	101,073
Eurosail-UK PLC (United Kingdom)
(LIBOR + 0.950%)
1.252% due 06/13/45 § ~	GBP 1,005,390	1,328,732
Fannie Mae
(LIBOR + 0.450%) 1.682% due 09/25/46 §	$1,298,804	1,302,364
(US PRIME - 1.625%) 2.625% due 11/25/23 §	62,279	63,328
5.500% due 04/25/35	442,454	500,281
Fannie Mae (IO) 3.000% due 02/25/33	740,436	91,651
4.000% due 03/25/43 - 04/25/43	2,696,328	453,064
(LIBOR + 6.000%) 4.763% due 11/25/45 §	2,259,871	474,877
(LIBOR + 6.100%) 4.863% due 09/25/46 §	1,521,097	249,088
Fannie Mae Connecticut Avenue Securities
(LIBOR + 4.250%) 5.487% due 01/25/29 §	1,550,000	1,701,000
(LIBOR + 4.900%) 6.137% due 11/25/24 §	1,968,164	2,230,827
(LIBOR + 6.000%) 7.237% due 09/25/28 §	1,260,000	1,461,061
Freddie Mac 8.000% due 04/15/30	101,533	120,503
Freddie Mac (IO) 3.500% due 04/15/43	1,251,672	196,764
4.000% due 04/15/43	552,030	68,987
(LIBOR + 6.100%) 4.866% due 08/15/44 §	368,608	76,557

	Principal Amount	Value
Freddie Mac Structured Agency Credit Risk Debt Notes
(LIBOR + 4.000%) 5.237% due 08/25/24 §	$528,909	$564,636
(LIBOR + 4.100%) 5.337% due 08/25/24 §	760,000	823,546
(LIBOR + 4.750%) 5.987% due 10/25/24 §	1,140,000	1,262,262
Government National Mortgage Association
(LIBOR + 0.600%) 1.831% due 07/20/65 §	772,515	771,223
(LIBOR + 0.800%) 2.031% due 06/20/66 §	675,953	681,608
(LIBOR + 0.800%) 2.031% due 07/20/66 §	1,377,769	1,388,912
(LIBOR + 0.750%) 2.550% due 04/20/67 §	798,551	824,352
4.209% due 09/20/66 §	982,019	1,086,992
Government National Mortgage Association (IO) 4.000% due 11/20/44	1,402,468	257,914
4.500% due 11/16/45	473,300	96,175
(LIBOR + 6.100%) 4.866% due 10/16/46 §	270,733	59,766
(LIBOR + 6.150%) 4.914% due 02/20/46 §	2,010,099	318,817
Great Hall Mortgages PLC (United Kingdom) (LIBOR + 0.130%) 1.451% due 06/18/39 § ~	388,746	377,849
GSR Mortgage Loan Trust 6.000% due 11/25/35	931,528	841,387
6.000% due 07/25/37	526,891	490,979
HarborView Mortgage Loan Trust
(LIBOR + 0.160%) 1.394% due 05/25/38 §	453,071	393,733
(LIBOR + 0.170%) 1.407% due 12/19/36 §	290,869	263,354
(LIBOR + 0.440%) 1.677% due 05/19/35 §	422,071	396,526
3.534% due 02/25/36 §	104,896	83,169
3.658% due 08/19/36 §	240,789	221,531
JP Morgan Mortgage Trust 3.462% due 07/25/35 §	76,250	76,521
5.750% due 01/25/36	19,112	16,591
Ludgate Funding PLC (United Kingdom) (LIBOR + 0.160%) 0.496% due 01/01/61 § ~	GBP 578,578	735,556
Merrill Lynch Mortgage Investors Trust 3.217% due 11/25/35 §	$572,725	577,103
Morgan Stanley Resecuritization Trust (US FED + 0.710%) 1.540% due 12/26/46 § ~	1,724,005	913,890
New Residential Mortgage Loan Trust 4.000% due 04/25/57 § ~	1,053,320	1,102,406
Nomura Resecuritization Trust
(LIBOR + 0.306%) 1.374% due 10/26/36 § ~	3,258,282	2,629,694
8.644% due 06/26/35 § ~	1,954,406	1,934,248
Prime Mortgage Trust 5.500% due 05/25/35 ~	1,744,874	1,678,811
RBSSP Resecuritization Trust 2.995% due 12/25/35 § ~	240,319	245,945
Reperforming Loan REMIC Trust
(LIBOR + 0.340%) 1.577% due 06/25/35 § ~	45,250	42,081
(LIBOR + 0.340%) 1.577% due 01/25/36 § ~	271,715	246,834
WaMu Mortgage Pass-Through Certificates Trust
(US FED + 1.400%) 2.289% due 08/25/42 §	2,252	2,186
3.192% due 02/25/37 §	210,651	201,386

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust 3.177% due 03/25/36 §	$217,250	$214,481
3.239% due 04/25/35 §	532,430	540,698
3.328% due 12/25/34 §	27,940	28,436
3.410% due 04/25/36 §	24,505	24,806

		48,757,564

Fannie Mae - 20.3%

(US FED + 1.200%) 2.089% due 10/01/44 §	19,113	19,456
2.310% due 08/01/22	500,000	502,074
2.500% due 04/25/29	2,000,000	2,010,899
2.810% due 04/01/25	30,000	30,455
3.000% due 09/01/21 - 11/01/47	47,548,545	47,856,468
(US Treasury + 2.043%) 3.168% due 09/01/35 §	48,936	51,296
(LIBOR + 1.641%) 3.202% due 11/01/32 §	47,803	50,708
(US Treasury + 2.360%) 3.267% due 11/01/34 §	50,393	53,536
(LIBOR + 1.737%) 3.317% due 12/01/35 §	8,233	8,418
3.500% due 09/01/42 - 03/01/57	56,452,496	58,107,302
4.000% due 08/01/18 - 11/01/47	18,442,563	19,502,728
(US FED + 1.926%) 4.305% due 12/01/36 §	5,114	5,418
4.500% due 07/01/18 - 02/01/45	9,417,304	10,262,543
5.000% due 02/01/25 - 10/01/47	3,637,841	3,990,821
5.500% due 12/01/20 - 08/01/39	2,072,811	2,297,174
6.000% due 02/01/33 - 06/01/40	342,225	388,061

		145,137,357

Freddie Mac - 6.6%

(US Treasury + 2.250%) 2.886% due 11/01/31 §	3,837	4,050
3.000% due 01/01/47 - 10/01/47	23,502,811	23,583,027
(US Treasury + 2.250%) 3.010% due 04/01/32 §	12,843	13,458
(LIBOR + 1.345%) 3.099% due 09/01/35 §	8,728	9,047
3.500% due 10/01/42 - 11/01/47	9,095,850	9,382,012
(LIBOR + 1.720%) 3.537% due 06/01/35 §	78,583	82,861
(LIBOR + 1.870%) 3.620% due 09/01/35 §	52,276	55,237
4.000% due 12/01/42 - 10/01/47	12,005,928	12,646,825
4.500% due 11/01/44	180,654	196,999
5.500% due 03/01/23 - 05/01/40	798,336	889,584
6.000% due 12/01/22 - 03/01/23	22,203	24,992

		46,888,092

Government National Mortgage Association - 4.0%

3.000% due 10/20/47	7,900,000	8,008,008
3.500% due 03/20/47 - 11/20/47	10,571,179	10,985,506
4.000% due 07/20/47 - 10/20/47	8,692,592	9,167,824
5.000% due 10/15/38 - 04/15/39	206,105	226,945

		28,388,283

Total Mortgage-Backed Securities (Cost $301,957,960)		301,979,485

ASSET-BACKED SECURITIES - 6.6%

Aegis Asset Backed Securities Trust (LIBOR + 0.900%) 2.137% due 10/25/34 §	881,402	887,546
Ameriquest Mortgage Securities Trust (LIBOR + 0.630%) 1.867% due 01/25/36 §	2,010,000	1,782,718

	Principal Amount	Value
Argent Securities Inc (LIBOR + 0.820%) 2.057% due 02/25/34 §	$840,355	$809,798
(LIBOR + 1.125%) 2.362% due 11/25/34 §	469,638	459,905
Asset-Backed Funding Certificates Trust (LIBOR + 0.700%) 1.937% due 06/25/34 §	71,612	71,502
Basic Asset Backed Securities Trust (LIBOR + 0.310%) 1.547% due 04/25/36 §	700,000	674,445
Bear Stearns Asset Backed Securities I Trust (LIBOR + 0.200%) 1.437% due 12/25/36 §	283,578	281,386
(LIBOR + 0.240%) 1.477% due 12/25/36 §	1,341,134	1,000,324
(LIBOR + 0.250%) 1.487% due 08/25/36 §	6,606,260	4,670,651
(LIBOR + 1.005%) 2.242% due 06/25/35 §	300,000	299,678
Bravo Mortgage Asset Trust (LIBOR + 0.240%) 1.477% due 07/25/36 § ~	788,809	781,186
Business Loan Express Business Loan Trust (LIBOR + 0.430%) 1.667% due 02/25/31 § ~	180,126	173,272
Carlyle Global Market Strategies CLO Ltd (Cayman) (LIBOR + 1.150%) 2.467% due 07/27/26 § ~	800,000	803,798
Cent CLO 21 Ltd (Cayman) (LIBOR + 1.210%) 2.527% due 07/27/26 § ~	800,000	803,126
Chapel BV (Netherlands) (LIBOR + 0.660%) 0.331% due 11/17/64 §	EUR 62,756	73,659
CIT Mortgage Loan Trust (LIBOR + 1.350%) 2.587% due 10/25/37 § ~	$749,824	755,441
Citigroup Mortgage Loan Trust (LIBOR + 0.170%) 1.407% due 05/25/37 §	247,538	246,011
(LIBOR + 0.450%) 1.687% due 11/25/45 § ~	690,745	682,541
Citigroup Mortgage Loan Trust Inc (LIBOR + 1.650%) 2.887% due 07/25/37 §	1,122,000	1,145,520
Community Funding CLO (Cayman) 5.750% due 11/01/27 § ~ " ±	660,000	659,980
Countrywide Asset-Backed Certificates (LIBOR + 0.130%) 1.367% due 04/25/46 §	630,375	518,763
(LIBOR + 0.350%) 1.587% due 05/25/46 § ~	112,760	113,045
(LIBOR + 0.400%) 1.637% due 06/25/36 §	500,000	489,711
DT Auto Owner Trust 1.560% due 06/15/20 ~	456,277	456,027
First Franklin Mortgage Loan Trust (LIBOR + 0.660%) 1.897% due 05/25/36 §	955,444	958,542
Flagship CLO VIII Ltd (Cayman) (LIBOR + 1.250%) 2.554% due 01/16/26 § ~	900,000	903,582
GSAA Home Equity Trust
(LIBOR + 0.100%) 1.337% due 03/25/37 §	564,043	309,996
6.000% due 08/25/47	740,890	689,805
Home Equity Asset Trust (LIBOR + 0.900%) 2.137% due 11/25/34 §	697,240	705,689

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
JMP Credit Advisors CLO III Ltd (Cayman) (LIBOR + 1.240%) 2.544% due 10/17/25 § ~	$800,000	$803,787
Lockwood Grove CLO Ltd (Cayman) (LIBOR + 1.470%) 2.784% due 04/25/25 § ~	1,100,000	1,107,217
Long Beach Mortgage Loan Trust
(LIBOR + 0.150%) 1.387% due 09/25/36 §	205,508	144,917
(LIBOR + 0.155%) 1.392% due 08/25/36 §	735,990	503,202
(LIBOR + 0.300%) 1.537% due 02/25/36 §	1,313,588	941,283
Malin CLO BV (Netherlands) (LIBOR + 0.195%) 0.004% due 05/07/23 § ~	EUR 42,618	50,359
Mastr Asset Backed Securities Trust (LIBOR + 0.220%) 1.457% due 10/25/36 §	$710,325	334,259
Merrill Lynch Mortgage Investors Trust (LIBOR + 0.160%) 1.397% due 04/25/37 §	488,972	308,583
Morgan Stanley Home Equity Loan Trust
(LIBOR + 0.100%) 1.337% due 12/25/36 §	1,134,762	651,921
(LIBOR + 0.140%) 1.377% due 12/25/36 §	895,718	517,605
(LIBOR + 0.170%) 1.407% due 04/25/37 §	1,104,427	690,714
Oaktree CLO Ltd (Cayman) (LIBOR + 1.220%) 2.527% due 10/20/26 § ~	800,000	802,845
OneMain Financial Issuance Trust 3.190% due 03/18/26 ~	1,300,000	1,314,309
Option One Mortgage Loan Trust (LIBOR + 0.130%) 1.367% due 07/25/37 §	1,094,244	698,400
OZLM Funding V Ltd (Cayman) (LIBOR + 1.130%) 2.434% due 01/17/26 § ~	800,000	804,302
OZLM IX Ltd (Cayman) (LIBOR + 1.220%) 2.527% due 01/20/27 § ~	900,000	904,865
Regatta V Funding Ltd (Cayman) (LIBOR + 1.160%) 2.474% due 10/25/26 § ~	800,000	802,418
Residential Asset Securities (LIBOR + 0.650%) 1.887% due 09/25/35 §	1,100,000	1,045,012
SBA Small Business Investment Cos 2.517% due 03/10/25	103,519	104,310
Securitized Asset-Backed Receivables LLC Trust
(LIBOR + 0.130%) 1.367% due 05/25/37 §	89,754	70,532
(LIBOR + 0.140%) 1.377% due 05/25/36 §	194,688	117,625
Securitized Term Auto Receivables Trust (Canada) 1.510% due 04/25/19 ~	740,210	739,854
SLM Student Loan Trust
(LIBOR + 0.110%) 1.424% due 07/26/21 §	1,130,000	1,115,322
(LIBOR + 0.110%) 1.424% due 10/27/25 §	225,624	225,576
SMB Private Education Loan Trust
(LIBOR + 1.150%) 2.384% due 05/15/26 § ~	1,618,941	1,642,441
(LIBOR + 1.500%) 2.734% due 04/15/32 § ~	550,000	566,650
3.050% due 05/15/26 ~	1,489,426	1,514,504

	Principal Amount	Value
Structured Asset Investment Loan Trust (LIBOR + 0.735%) 1.972% due 08/25/35 §	$832,046	$835,053
Structured Asset Securities Corp Mortgage Loan Trust (LIBOR + 0.450%) 1.687% due 05/25/37 § ~	1,000,000	929,657
Symphony CLO XV Ltd (Cayman) (LIBOR + 1.180%) 2.484% due 10/17/26 § ~	800,000	805,137
THL Credit Wind River CLO Ltd (Cayman)
(LIBOR + 1.180%) 2.484% due 04/18/26 § ~	800,000	803,153
(LIBOR + 1.440%) 2.744% due 01/18/26 § ~	600,000	603,610
(LIBOR + 1.450%) 2.754% due 07/15/26 § ~	600,000	600,431
Towd Point Mortgage Trust 2.750% due 06/25/57 § ~	1,148,262	1,156,223
US Residential Opportunity Fund Trust 3.475% due 07/27/36 § ~	755,587	757,875

Total Asset-Backed Securities (Cost $42,638,083)		47,221,598

U.S. GOVERNMENT AGENCY ISSUES - 0.7%

Fannie Mae 2.173% due 10/09/19	2,680,000	2,584,223
6.625% due 11/15/30	1,500,000	2,124,498

Total U.S. Government Agency Issues (Cost $4,655,596)		4,708,721

U.S. TREASURY OBLIGATIONS - 16.9%

U.S. Treasury Bonds - 9.4%

2.250% due 08/15/46	1,700,000	1,493,809
2.500% due 02/15/45	800,000	745,875
2.500% due 02/15/46	1,830,000	1,701,471
2.750% due 08/15/47	3,810,000	3,725,242
2.875% due 05/15/43	4,700,000	4,735,709
3.000% due 05/15/42	3,000,000	3,102,246
3.000% due 02/15/47	18,620,000	19,144,051
3.000% due 05/15/47	1,000,000	1,028,438
3.125% due 02/15/43	3,500,000	3,691,338
3.625% due 08/15/43	11,200,000	12,845,000
3.750% due 11/15/43	11,150,000	13,063,357
4.250% due 05/15/39	200,000	250,125
4.375% due 05/15/40	1,000,000	1,274,277
4.625% due 02/15/40	400,000	526,328

		67,327,266

U.S. Treasury Inflation Protected Securities - 1.6%

0.125% due 07/15/26 ^	2,216,026	2,155,036
0.625% due 02/15/43 ^	2,470,104	2,308,756
0.750% due 02/15/42 ^	920,814	889,761
0.750% due 02/15/45 ^	738,052	704,111
0.875% due 02/15/47 ^	476,608	469,758
1.375% due 02/15/44 ^	640,695	706,997
2.125% due 02/15/41 ^	212,380	268,773
2.500% due 01/15/29 ^	1,596,182	1,927,108
3.875% due 04/15/29 ^	1,340,127	1,823,556

		11,253,856

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 5.9%

1.375% due 04/30/21	$5,140,000	$5,074,445
1.375% due 05/31/21	230,000	226,851
1.375% due 08/31/23	310,000	298,181
1.625% due 04/30/23	90,000	88,124
1.625% due 05/31/23 ‡	2,000,000	1,956,406
1.750% due 06/30/22	1,110,000	1,101,718
1.750% due 09/30/22	1,080,000	1,069,875
1.875% due 04/30/22	1,010,000	1,008,876
1.875% due 07/31/22	1,700,000	1,695,949
1.875% due 08/31/22	12,240,000	12,206,053
1.875% due 09/30/22	1,000,000	997,305
2.125% due 09/30/24	7,740,000	7,717,626
2.250% due 01/31/24 ‡	2,000,000	2,017,070
2.250% due 11/15/25	10,000	9,997
2.250% due 02/15/27	600,000	596,215
2.250% due 08/15/27	3,600,000	3,574,336
2.375% due 05/15/27	2,300,000	2,308,939
2.750% due 02/15/24	400,000	415,367

		42,363,333

Total U.S. Treasury Obligations (Cost $123,625,868)		120,944,455

FOREIGN GOVERNMENT BONDS & NOTES - 5.9%

Argentina POM Politica Monetaria (Argentina) (ARS Reference + 0.000%) 26.250% due 06/21/20 §	ARS 520,000	31,461
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21	15,570,000	917,772
Argentine Republic Government International (Argentina) 5.625% due 01/26/22	$1,130,000	1,188,195
6.875% due 04/22/21	420,000	458,168
7.125% due 07/06/36	460,000	483,460
7.500% due 04/22/26	150,000	168,750
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/21	BRL 13,338,000	4,371,120
10.000% due 01/01/23	7,390,000	2,407,824
Brazilian Government International (Brazil) 5.000% due 01/27/45	$200,000	186,640
5.625% due 01/07/41	1,000,000	1,010,000
Bundesrepublik Deutschland (Germany) 2.500% due 07/04/44 ~	EUR 300,000	458,627
3.250% due 07/04/42 ~	400,000	686,878
China Government (China) 3.310% due 11/30/25 ~	CNY 3,000,000	435,666
3.380% due 11/21/24 ~	7,000,000	1,026,397
3.390% due 05/21/25 ~	1,000,000	146,325
Colombia Government (Colombia) 5.625% due 02/26/44	$650,000	728,325
Indonesia Government (Indonesia) 3.750% due 04/25/22 ~	750,000	779,654
4.875% due 05/05/21 ~	500,000	539,826
Indonesia Government International Bond (Indonesia) 5.125% due 01/15/45 ~	200,000	221,486
5.250% due 01/08/47 ~	200,000	225,635
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	700,000	703,052
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 285,831,422	2,645,576
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	$670,000	690,118

	Principal Amount	Value
Mexican Bonos (Mexico) 6.500% due 06/09/22	MXN 66,710,000	$3,635,384
7.750% due 11/23/34	20,610,000	1,202,239
7.750% due 11/13/42	73,690,000	4,290,895
8.000% due 11/07/47	19,030,000	1,141,628
10.000% due 12/05/24	25,400,000	1,652,953
Peru Government Bond (Peru) 6.150% due 08/12/32 ~	PEN 6,100,000	1,977,257
Peruvian Government International (Peru) 5.625% due 11/18/50	$450,000	569,250
6.550% due 03/14/37	40,000	54,000
Province of Ontario (Canada) 1.650% due 09/27/19	200,000	199,369
3.150% due 06/02/22	CAD 900,000	751,752
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	625,774
Republic of Poland Government International (Poland) 4.000% due 01/22/24	1,230,000	1,325,116
Russian Federal (Russia) 7.000% due 08/16/23	RUB 37,760,000	642,615
7.050% due 01/19/28	113,222,000	1,911,491
7.750% due 09/16/26	11,420,000	202,768
8.150% due 02/03/27	21,200,000	386,005
Tokyo Metropolitan Government (Japan) 2.500% due 06/08/22 ~	$1,000,000	1,005,512

Total Foreign Government Bonds & Notes (Cost $43,078,837)		42,084,963

MUNICIPAL BONDS - 0.9%

Alabama Economic Settlement Authority 3.163% due 09/15/25	1,000,000	1,020,690
City of Chicago IL ‘B’ 5.630% due 01/01/22	400,000	409,152
6.314% due 01/01/44	700,000	749,196
7.750% due 01/01/42	400,000	433,392
New Jersey Economic Development Authority ‘B’ 2.508% due 02/15/19	1,900,000	1,847,864
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	730,000	714,415
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,443,819

Total Municipal Bonds (Cost $6,163,715)		6,618,528

SHORT-TERM INVESTMENTS - 14.2%

Certificates of Deposit - 0.7%

Barclays Bank PLC (United Kingdom) (LIBOR + 0.470%) 1.827% due 05/17/18 §	2,500,000	2,501,115
1.940% due 09/04/18	600,000	600,478
Mizuho Bank Ltd (Japan) (LIBOR + 0.700%) 2.010% due 12/12/17 §	2,100,000	2,103,245

		5,204,838

Commercial Paper - 1.8%

CNPC Finance HK Ltd (China) 1.274% due 10/20/17	1,700,000	1,698,821
Deutsche Telekom 1.645% due 10/23/17	1,500,000	1,498,459

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Electricite De France 1.582% due 01/05/18	$1,500,000	$1,493,757
Enbridge Energy Partners LP 1.747% due 12/11/17	400,000	398,636
Energy Transfer Partners LP 1.889% due 10/16/17	600,000	599,508
2.062% due 10/06/17	1,300,000	1,299,564
Enterprise Products Operating LLC 1.469% due 10/25/17	1,500,000	1,498,503
Mattel Inc 1.494% due 10/16/17	1,500,000	1,499,025
NiSource Finance Corp 1.726% due 10/04/17	1,500,000	1,499,719
ONEOK Inc 1.838% due 10/03/17	1,300,000	1,299,805

		12,785,797

Foreign Government Issues - 2.9%

Japan Treasury Bills (Japan) 0.106% due 10/23/17	JPY 380,000,000	3,377,254
0.119% due 11/06/17	950,000,000	8,443,590
0.123% due 11/20/17	550,000,000	4,888,643
0.124% due 11/27/17	110,000,000	977,753
0.127% due 12/18/17	120,000,000	1,066,723
0.130% due 01/10/18	180,000,000	1,600,227

		20,354,190

	Shares
Money Market Fund - 8.8%

BlackRock Liquidity Funds T-Fund Portfolio	62,748,007	62,748,007

Total Short-Term Investments (Cost $101,482,998)		101,092,832

TOTAL INVESTMENTS - 123.3% (Cost $872,088,062)		879,955,201

DERIVATIVES - (0.1%)
(See Notes (f) through (j) in Notes to Schedule of Investments)		(613,216)

OTHER ASSETS & LIABILITIES, NET - (23.2%)		(165,963,373)

NET ASSETS - 100.0%		$713,378,612

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	42.3%
Corporate Bonds & Notes	33.2%
U.S. Treasury Obligations	16.9%
Short-Term Investments	14.2%
Asset-Backed Securities	6.6%
Foreign Government Bonds & Notes	5.9%
Others (each less than 3.0%)	4.2%

	123.3%

Derivatives	(0.1%	)
Other Assets & Liabilities, Net	(23.2%	)

	100.0%

(b)	Investments with a total aggregate value of $27,842,791 or 3.9% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	As of September 30, 2017, investments with a total aggregate value of $2,932,952 were fully or partially segregated with the broker(s)/custodian as collateral for a reverse repurchase agreement, open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(d)	The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the six-month period ended September 30, 2017 was $5,154,500 at a weighted average interest rate of 0.650%. The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2017 was $9,823,399 at a weighted average interest rate of 0.466%.

(e)	A reverse repurchase agreement outstanding as of September 30, 2017 was as follows:

Counter- party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
MER	U S Treasury Note 1.625% due 08/31/22	0.650%	09/25/17	10/02/17	($991,304)	$991,250	($991,250)

(f)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CAD FX (12/17)	65	$5,339,897	$5,216,575	($123,322)
Euro-Bobl (12/17)	7	1,088,510	1,085,285	(3,225)
Euro-BTP (12/17)	97	15,533,573	15,472,308	(61,265)
Euro-Bund (12/17)	102	19,445,809	19,410,259	(35,550)
Eurodollar (03/18)	20	4,913,315	4,920,500	7,185
Eurodollar (12/18)	63	15,418,668	15,456,263	37,595
MXN FX (12/17)	172	4,767,075	4,665,500	(101,575)
U.S. Treasury 2-Year Notes (12/17)	322	69,621,311	69,456,408	(164,903)
U.S. Treasury 5-Year Notes (12/17)	2,191	258,965,412	257,442,500	(1,522,912)
U.S. Treasury 10-Year Notes (12/17)	323	40,845,699	40,475,937	(369,762)
U.S. Ultra Long Bonds (12/17)	235	39,335,083	38,804,375	(530,708)
United Kingdom Gilt (12/17)	2	336,718	331,998	(4,720)

				(2,873,162)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Short Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX (12/17)	43	$3,426,163	$3,369,480	$56,683
Australia 10-Year Bonds (12/17)	7	702,515	697,561	4,954
Canada 10-Year Bonds (12/17)	18	1,989,296	1,951,833	37,463
Euro-BTP (12/17)	5	801,815	797,542	4,273
Euro-Bund (12/17)	233	44,663,313	44,339,121	324,192
Euro-Buxl (12/17)	4	789,214	771,824	17,390
Eurodollar (12/17)	1,186	292,344,244	292,111,800	232,444
Eurodollar (03/18)	69	16,994,034	16,975,725	18,309
Eurodollar (06/18)	110	27,064,694	27,032,500	32,194
Eurodollar (09/18)	38	9,327,189	9,330,900	(3,711)
Eurodollar (12/18)	48	11,779,321	11,776,200	3,121
Eurodollar (03/19)	29	7,110,161	7,111,525	(1,364)
Eurodollar (12/19)	203	49,566,237	49,707,088	(140,851)
Euro-OAT (12/17)	129	23,720,470	23,653,303	67,167
Euro-Schatz (12/17)	56	7,424,190	7,421,440	2,750
GBP FX (12/17)	16	1,343,371	1,343,900	(529)
Japan 10-Year Bonds (12/17)	6	8,055,234	8,016,885	38,349
JPY FX (12/17)	107	12,161,695	11,930,500	231,195
U.S. Treasury 10-Year Notes (12/17)	180	22,753,981	22,556,250	197,731
U.S. Treasury Ultra 10-Year Notes (12/17)	41	5,573,914	5,507,453	66,461
U.S. Ultra Long Bonds (12/17)	129	19,942,995	19,712,812	230,183
United Kingdom Gilt (12/17)	21	3,573,470	3,485,977	87,493

				1,505,897

Total Futures Contracts				($1,367,265)

(g)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	16,484,900	USD	5,041,408	10/17	BRC	$148,480
CAD	2,870,640	USD	2,232,736	10/17	BRC	68,224
CHF	362,000	USD	377,652	10/17	SCB	(3,720)
DKK	10,043,000	USD	1,596,915	10/17	SCB	(1,557)
DKK	99,000	USD	15,096	01/18	DUB	720
DKK	609,000	USD	93,420	04/18	HSB	4,438
EUR	1,004,602	USD	1,157,430	10/17	BRC	31,214
EUR	5,406,000	USD	6,379,080	10/17	DUB	11,646
EUR	2,082,000	USD	2,484,568	10/17	UBS	(23,323)
GBP	2,097,000	USD	2,720,543	10/17	BRC	91,316
GBP	1,579,000	USD	2,055,503	11/17	JPM	63,417
IDR	36,335,220,000	USD	2,697,092	10/17	BRC	(4,131)
IDR	10,539,170,000	USD	785,099	10/17	JPM	(4,749)
IDR	5,414,010,000	USD	398,940	10/17	SCB	2,527
INR	280,700,000	USD	4,278,833	10/17	BRC	7,459
JPY	162,305,600	USD	1,444,000	10/17	GSC	(1,385)
JPY	111,433,410	USD	990,000	10/17	GSC	449
JPY	172,710,912	USD	1,534,000	10/17	HSB	1,177
JPY	60,837,711	USD	542,000	10/17	JPM	(1,231)
JPY	494,600,000	USD	4,564,836	10/17	SCB	(168,481)
JPY	180,000,000	USD	1,598,863	10/17	UBS	1,105
JPY	903,900,000	USD	8,162,713	11/17	JPM	(112,183)
KRW	1,702,079,680	USD	1,487,000	12/17	HSB	312
MXN	24,059,891	USD	1,324,400	10/17	JPM	(3,827)
TWD	161,140,000	USD	5,364,181	10/17	DUB	(44,976)
TWD	76,767,885	USD	2,565,000	12/17	UBS	(23,187)
USD	16,780	AUD	21,001	10/17	BRC	311
USD	702,648	CAD	877,000	10/17	HSB	(236)
USD	71,330	CAD	87,000	10/17	RBS	1,603
USD	342,588	CHF	333,000	10/17	UBS	(1,388)
USD	2,913,475	CNH	19,925,254	10/17	BRC	(81,460)
USD	6,816,938	CNY	46,696,029	10/17	BRC	(205,267)
USD	9,032,006	DKK	58,979,000	10/17	HSB	(336,972)
USD	778,643	DKK	4,880,000	01/18	BRC	(981)
USD	8,528,135	DKK	58,024,000	01/18	JPM	(741,714)
USD	1,337,290	DKK	9,128,000	01/18	UBS	(120,989)
USD	345,552	DKK	2,150,000	04/18	BRC	77
USD	2,519,936	DKK	17,162,000	04/18	JPM	(237,755)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	4,138,255	DKK	27,654,000	04/18	UBS	($305,351)
USD	1,632,610	DKK	10,043,000	10/18	SCB	(131)
USD	2,684,879	EUR	2,257,000	10/17	BRC	16,278
USD	1,570,317	EUR	1,309,000	10/17	HSB	22,877
USD	4,169,610	EUR	3,488,000	10/17	JPM	46,255
USD	1,064,080	EUR	892,000	10/17	SCB	9,599
USD	6,389,178	EUR	5,406,000	11/17	DUB	(12,066)
USD	1,173,115	GBP	887,000	10/17	BRC	(16,259)
USD	2,818,510	GBP	2,177,000	11/17	HSB	(102,888)
USD	1,016,608	GBP	787,000	11/17	JPM	(39,497)
USD	1,060,316	GBP	781,000	11/17	RBS	12,262
USD	183,000	IDR	2,405,535,000	10/17	HSB	4,622
USD	224,000	IDR	2,945,600,000	10/17	RBS	5,574
USD	583,409	JPY	65,362,363	10/17	BRC	1,952
USD	3,404,524	JPY	380,000,000	10/17	UBS	23,400
USD	1,576,243	JPY	173,600,000	11/17	BRC	30,085
USD	1,478,064	JPY	161,700,000	11/17	HSB	37,892
USD	21,069,929	JPY	2,305,200,000	11/17	JPM	540,869
USD	989,311	JPY	110,000,000	11/17	UBS	9,133
USD	1,081,191	JPY	120,000,000	12/17	UBS	10,447
USD	1,607,098	JPY	180,000,000	01/18	UBS	(1,246)
USD	7,833,146	KRW	8,898,767,554	12/17	UBS	57,222
USD	4,213,517	MXN	75,097,505	10/17	BRC	103,509
USD	1,324,400	MXN	24,064,348	10/17	DUB	3,582
USD	4,677,008	PHP	241,661,000	11/17	DUB	(67,901)
USD	4,440,989	SGD	6,066,392	12/17	SCB	(34,533)
USD	5,306,243	TWD	161,140,000	10/17	BRC	(12,962)
USD	7,554,025	TWD	225,109,954	12/17	JPM	106,362

Total Forward Foreign Currency Contracts						($1,235,951)

(h)	Purchased options outstanding as of September 30, 2017 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put -30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	$900,000	$88,800	$20,073
Put -30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	300,000	29,340	6,115

							$118,140	$26,188

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 30-Year Bonds (10/17)	$154.00	10/13/17	CME	12	$1,848,000	$8,584	$5,438
Call - U.S. Treasury 5-Year Notes (11/17)	117.75	10/27/17	CME	22	2,590,500	5,626	4,297
Call - U.S. Treasury 10-Year Notes (11/17)	125.50	10/27/17	CME	8	1,004,000	3,577	3,625
Call - U.S. Treasury 10-Year Notes (11/17)	125.75	10/27/17	CME	8	1,006,000	3,139	2,750
Call - U.S. Treasury 30-Year Bonds (11/17)	152.50	10/27/17	CME	6	915,000	7,136	8,438
Call - U.S. Treasury 30-Year Bonds (11/17)	153.00	10/27/17	CME	13	1,989,000	14,023	15,031
Call - U.S. Treasury 30-Year Bonds (11/17)	154.00	10/27/17	CME	14	2,156,000	15,369	10,281
Call - U.S. Treasury 30-Year Bonds (11/17)	155.00	10/27/17	CME	6	930,000	5,417	2,812

						62,871	52,672

Put - EUR FX (10/17)	1.19	10/06/17	CME	4	595,000	2,157	3,250
Put - EUR FX (10/17)	1.20	10/06/17	CME	1	150,000	577	1,263
Put - JPY FX (10/17)	92.00	10/06/17	CME	8	920,000	10,426	28,100
Put - U.S. Treasury 5-Year Notes (11/17)	115.25	10/27/17	CME	3	345,750	57	23
Put - U.S. Treasury 5-Year Notes (11/17)	118.00	10/27/17	CME	22	2,596,000	5,805	13,750
Put - U.S. Treasury 10-Year Notes (11/17)	125.50	10/27/17	CME	2	251,000	941	1,281
Put - U.S. Treasury 10-Year Notes (11/17)	126.00	10/27/17	CME	29	3,654,000	12,490	27,641
Put - U.S. Treasury 30-Year Bonds (11/17)	152.00	10/27/17	CME	9	1,368,000	7,782	8,016
Put - U.S. Treasury 5-Year Notes (12/17)	111.00	11/24/17	CME	500	55,500,000	4,807	—
Put - U.S. Treasury 5-Year Notes (12/17)	111.75	11/24/17	CME	212	23,691,000	1,810	—
Put - U.S. Treasury 5-Year Notes (12/17)	112.25	11/24/17	CME	232	26,042,000	1,981	—
Put - U.S. Treasury 5-Year Notes (12/17)	113.50	11/24/17	CME	420	47,670,000	7,928	3,281
Put - U.S. Treasury 10-Year Notes (12/17)	114.00	11/24/17	CME	28	3,192,000	239	—
Put - U.S. Treasury 5-Year Notes (12/17)	114.00	11/24/17	CME	579	66,006,000	10,929	9,047

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - U.S. Treasury 5-Year Notes (12/17)	$114.25	11/24/17	CME	207	$23,649,750	$3,907	$3,234
Put - U.S. Treasury 10-Year Notes (12/17)	114.50	11/24/17	CME	10	1,145,000	85	—
Put - U.S. Treasury 10-Year Notes (12/17)	115.50	11/24/17	CME	4	462,000	34	—
Put - Euro-Bund (12/17)	EUR 145.00	11/24/17	EUX	88	EUR 12,760,000	1,128	1,040
Put - Eurodollar (03/18)	$98.25	03/19/18	CME	122	$29,966,250	10,748	6,863

						83,831	106,789

Total Options on Futures						$146,702	$159,461

Total Purchased Options						$264,842	$185,649

(i)	Premiums received and value of written options outstanding as of September 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 18.47	10/31/17	DUB	$4,300,000	$33,110	($33,038)
Call - JPY versus USD	JPY 115.20	10/31/17	DUB	3,100,000	13,237	(8,442)

					$46,347	($41,480)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($3)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(4)

						$18,060	($7)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	$1,200,000	$26,727	($2,818)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	3,800,000	84,793	(8,924)

							$111,520	($11,742)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR-FX (10/17)	$1.19	10/06/17	CME	12	$1,785,000	$14,861	($4,350)
Call - U.S. Treasury 30-Year Bonds (10/17)	155.00	10/13/17	CME	8	1,240,000	3,111	(1,875)
Call - U.S. Treasury 30-Year Bonds (10/17)	155.50	10/13/17	CME	16	2,488,000	4,471	(2,750)
Call - U.S. Treasury 5-Year Notes (11/17)	118.00	10/27/17	CME	27	3,186,000	4,287	(3,375)
Call - U.S. Treasury 5-Year Notes (11/17)	118.50	10/27/17	CME	14	1,659,000	4,451	(656)
Call - U.S. Treasury 10-Year Notes (11/17)	126.00	10/27/17	CME	13	1,638,000	4,305	(3,453)
Call - U.S. Treasury 10-Year Notes (11/17)	126.50	10/27/17	CME	16	2,024,000	4,971	(2,750)
Call - U.S. Treasury 10-Year Notes (11/17)	126.75	10/27/17	CME	16	2,028,000	2,221	(2,000)
Call - U.S. Treasury 10-Year Notes (11/17)	127.50	10/27/17	CME	12	1,530,000	4,385	(750)
Call - U.S. Treasury 10-Year Notes (11/17)	128.00	10/27/17	CME	2	256,000	903	(94)
Call - U.S. Treasury 30-Year Bonds (11/17)	154.50	10/27/17	CME	6	927,000	4,489	(3,469)
Call - U.S. Treasury 30-Year Bonds (11/17)	155.50	10/27/17	CME	8	1,244,000	3,236	(3,000)
Call - U.S. Treasury 30-Year Bonds (11/17)	157.00	10/27/17	CME	24	3,768,000	18,660	(4,125)
Call - U.S. Treasury 30-Year Bonds (11/17)	158.00	10/27/17	CME	32	5,056,000	11,536	(3,500)
Call - Euro-Bund (11/17)	EUR 162.50	10/27/17	CME	6	EUR 975,000	6,078	(2,198)
Call - Euro-Bund (10/17)	164.50	10/27/17	EUX	22	3,619,000	11,574	(1,560)
Call - EUR-FX (11/17)	$1.18	11/03/17	CME	7	$1,032,500	9,625	(12,775)
Call - EUR-FX (11/17)	1.19	11/03/17	CME	4	595,000	8,555	(4,750)
Call - EUR-FX (11/17)	1.20	11/03/17	CME	36	5,400,000	66,310	(26,550)
Call - U.S. Treasury 5-Year Notes (12/17)	118.00	11/24/17	CME	22	2,596,000	5,632	(5,156)
Call - U.S. Treasury 10-Year Notes (12/17)	126.50	11/24/17	CME	8	1,012,000	2,861	(2,750)
Call - U.S. Treasury 10-Year Notes (12/17)	128.50	11/24/17	CME	11	1,413,500	4,605	(1,031)
Call - U.S. Treasury 10-Year Notes (12/17)	129.00	11/24/17	CME	27	3,483,000	6,928	(2,109)
Call - U.S. Treasury 30-Year Bonds (12/17)	157.00	11/24/17	CME	16	2,512,000	8,190	(7,750)
Call - EUR-FX (12/17)	1.20	12/08/17	CME	14	2,100,000	13,800	(16,275)
Call - Eurodollar (03/18)	98.75	03/19/18	CME	122	30,118,750	12,927	(2,288)

						242,972	(121,339)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - EUR FX (10/17)	$1.18	10/06/17	CME	6	$885,000	$2,364	($1,425)
Put - CAD FX (10/17)	79.00	10/06/17	CME	8	632,000	4,374	(120)
Put - JPY FX (10/17)	89.50	10/06/17	CME	14	1,566,250	7,412	(10,325)
Put - JPY FX (10/17)	91.00	10/06/17	CME	7	796,250	6,465	(16,100)
Put - U.S. Treasury 5-Year Notes (11/17)	117.50	10/27/17	CME	13	1,527,500	2,422	(3,961)
Put - U.S. Treasury 5-Year Notes (11/17)	117.75	10/27/17	CME	23	2,708,250	4,982	(10,242)
Put - U.S. Treasury 10-Year Notes (11/17)	124.50	10/27/17	CME	26	3,237,000	5,861	(5,688)
Put - U.S. Treasury 30-Year Bonds (11/17)	153.00	10/27/17	CME	6	918,000	3,927	(8,063)
Put - U.S. Treasury 30-Year Bonds (11/17)	154.00	10/27/17	CME	6	924,000	10,989	(11,531)
Put - Euro-Bund (10/17)	EUR 159.50	10/27/17	EUX	25	EUR 3,987,500	13,521	(10,046)
Put - Euro-Bund (11/17)	160.00	10/27/17	CME	7	1,120,000	4,835	(3,971)
Put - JPY FX (11/17)	$89.50	11/03/17	CME	14	$1,566,250	9,162	(22,750)
Put - U.S. Treasury 10-Year Notes (12/17)	124.00	11/24/17	CME	11	1,364,000	3,917	(3,094)

						80,231	(107,316)

Total Options on Futures						$323,203	($228,655)

Total Written Options						$499,130	($281,884)

(j)	Swap agreements outstanding as of September 30, 2017 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	Q	1.000%	03/20/19	GSC	0.374%	$1,800,000	$17,072	($16,452)	$33,524
Colombia Government	Q	1.000%	03/20/19	HSB	0.374%	3,500,000	33,196	(28,642)	61,838
Petrobras International Co SA	Q	1.000%	12/20/19	GSC	0.982%	300,000	194	(32,995)	33,189

							50,462	(78,089)	128,551

				Exchange
Citigroup Inc	Q	1.000%	12/20/20	ICE	0.312%	900,000	19,509	16,973	2,536
Tesco PLC	Q	1.000%	06/20/22	ICE	1.271%	EUR 800,000	(7,374)	(39,734)	32,360

							12,135	(22,761)	34,896

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							$62,597	($100,850)	$163,447

Credit Default Swaps on Credit Indices - Buy Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 29 5Y	Q	5.000%	12/20/22	CME	$13,660,000	($1,069,749)	($1,023,879)	($45,870)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counterparty	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y	Q	0.548%	12/20/17	GSC	$96,450	$136	$—	$136

				Exchange
CDX IG 23 5Y	Q	1.000%	12/20/19	CME	990,000	16,372	13,423	2,949
CDX IG 25 5Y	Q	1.000%	12/20/20	CME	2,290,000	52,244	4,198	48,046
CDX IG 27 5Y	Q	1.000%	12/20/21	CME	8,890,000	201,479	143,532	57,947
CDX IG 28 5Y	Q	1.000%	06/20/22	CME	30,490,000	646,183	536,578	109,605

						916,278	697,731	218,547

Total Credit Default Swaps on Credit Indices - Sell Protection						$916,414	$697,731	$218,683

Total Credit Default Swaps						($90,738)	($426,998)	$336,260

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate / Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	S / Q	CME	1.597%	03/29/19	$7,860,000	($6,213)	$—	($6,213)
3-Month USD-LIBOR	S / Q	CME	1.705%	09/28/19	4,380,000	(2,265)	—	(2,265)
3-Month USD-LIBOR	S / Q	CME	1.138%	10/17/19	12,330,000	(148,782)	—	(148,782)
6-Month JPY-LIBOR	S / S	CME	0.250%	12/20/19	JPY 690,000,000	28,599	30,457	(1,858)
3-Month USD-LIBOR	S / Q	CME	1.671%	06/14/20	$12,160,000	(46,850)	(3,505)	(43,345)
3-Month USD-LIBOR	S / Q	CME	1.185%	06/13/21	6,780,000	(176,713)	—	(176,713)
3-Month USD-LIBOR	S / Q	CME	2.054%	03/31/22	1,330,000	4,423	—	4,423
6-Month EUR-LIBOR	A / S	LCH	1.500%	03/21/48	EUR 600,000	(22,401)	(21,049)	(1,352)

						($370,202)	$5,903	($376,105)

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate / Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Unrealized Paid (Received)	Appreciation (Depreciation)
3-Month USD-LIBOR	S / Q	LCH	2.000%	12/16/19	$700,000	($3,647)	($15,635)	$11,988
3-Month USD-LIBOR	S / Q	CME	1.250%	06/21/20	6,300,000	95,348	143,709	(48,361)
3-Month USD-LIBOR	S / Q	CME	1.897%	08/31/22	10,000,000	51,915	—	51,915
3-Month USD-LIBOR	S / Q	CME	1.900%	11/30/22	20,584,000	130,395	—	130,395
6-Month GBP-LIBOR	S / S	LCH	1.000%	03/21/23	GBP 5,300,000	69,162	(48,382)	117,544
3-Month USD-LIBOR	S / Q	CME	1.267%	05/15/23	$36,224,000	1,535,957	627,471	908,486
6-Month JPY-LIBOR	S / S	CME	0.300%	03/18/26	JPY 1,430,000,000	(72,271)	(84,257)	11,986
3-Month USD-LIBOR	S / Q	CME	1.580%	06/13/26	$6,760,000	361,255	954	360,301
6-Month JPY-LIBOR	S / S	LCH	0.300%	09/20/27	JPY 440,000,000	(6,966)	(13,864)	6,898
3-Month USD-LIBOR	S / Q	CME	2.500%	12/20/27	$2,700,000	(38,915)	(77,300)	38,385
6-Month GBP-LIBOR	S / S	LCH	1.500%	03/21/28	GBP 7,200,000	(9,768)	(199,303)	189,535
3-Month USD-LIBOR	S / Q	CME	2.474%	11/15/43	$11,298,000	195,932	63,467	132,465
3-Month JPY-LIBOR	S / S	CME	0.641%	05/09/46	JPY 187,300,000	121,147	—	121,147
3-Month CAD-CDOR	S / S	CME	1.750%	12/16/46	CAD 300,000	47,546	(4,049)	51,595
3-Month EUR-LIBOR	A / S	CME	1.498%	08/23/47	EUR 2,276,000	70,085	2,259	67,826

						$2,547,175	$395,070	$2,152,105

Total Interest Rate Swaps						$2,176,973	$400,973	$1,776,000

Total Swap Agreements						$2,086,235	($26,025)	$2,112,260

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$236,890,668	$—	$236,890,668	$—
	Senior Loan Notes	18,413,951	—	18,413,951	—
	Mortgage-Backed Securities	301,979,485	—	301,979,485	—
	Asset-Backed Securities	47,221,598	—	46,561,618	659,980
	U.S. Government Agency Issues	4,708,721	—	4,708,721	—
	U.S. Treasury Obligations	120,944,455	—	120,944,455	—
	Foreign Government Bonds & Notes	42,084,963	—	42,084,963	—
	Municipal Bonds	6,618,528	—	6,618,528	—
	Short-Term Investments	101,092,832	62,748,007	38,344,825	—
	Derivatives:
	Credit Contracts
	Swaps	986,385	—	986,385	—
	Foreign Currency Contracts
	Futures	287,878	287,878	—	—
	Forward Foreign Currency Contracts	1,476,395	—	1,476,395	—
	Purchased Options	32,613	—	32,613	—

	Total Foreign Currency Contracts	1,796,886	287,878	1,509,008	—

	Interest Rate Contracts
	Futures	1,409,254	1,409,254	—	—
	Purchased Options	153,036	—	153,036	—
	Swaps	2,711,764	—	2,711,764	—

	Total Interest Rate Contracts	4,274,054	1,409,254	2,864,800	—

	Total Assets - Derivatives	7,057,325	1,697,132	5,360,193	—

	Total Assets	887,012,526	64,445,139	821,907,407	659,980

Liabilities	Reverse Repurchase Agreement	(991,250)	—	(991,250)	—
	Sale-buyback Financing Transactions	(20,738,221)	—	(20,738,221)	—
	Derivatives:
	Credit Contracts
	Swaps	(1,077,123)	—	(1,077,123)	—
	Foreign Currency Contracts
	Futures	(225,426)	(225,426)	—	—
	Forward Foreign Currency Contracts	(2,712,346)	—	(2,712,346)	—
	Written Options	(156,900)	—	(156,900)	—

	Total Foreign Currency Contracts	(3,094,672)	(225,426)	(2,869,246)	—

	Interest Rate Contracts
	Futures	(2,838,971)	(2,838,971)	—	—
	Written Options	(124,984)	—	(124,984)	—
	Swaps	(534,791)	—	(534,791)	—

	Total Interest Rate Contracts	(3,498,746)	(2,838,971)	(659,775)	—

	Total Liabilities - Derivatives	(7,670,541)	(3,064,397)	(4,606,144)	—

	Total Liabilities	(29,400,012)	(3,064,397)	(26,335,615)	—

	Total	$857,612,514	$61,380,742	$795,571,792	$659,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 52.4%

Basic Materials - 2.6%

Anglo American Capital PLC (United Kingdom) 9.375% due 04/08/19 ~	$355,000	$393,258
Goldcorp Inc (Canada) 2.125% due 03/15/18	505,000	505,563
International Paper Co 7.950% due 06/15/18	1,100,000	1,145,437
INVISTA Finance LLC 4.250% due 10/15/19 ~	315,000	326,025
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	225,779
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	325,000	335,577
The Sherwin-Williams Co 2.250% due 05/15/20	850,000	853,757
Westlake Chemical Corp 4.625% due 02/15/21	325,000	336,375

		4,121,771

Communications - 4.6%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	695,000	701,105
AT&T Inc 2.300% due 03/11/19	550,000	553,534
Baidu Inc (China) 2.750% due 06/09/19	410,000	415,165
BellSouth LLC 4.285% due 04/26/21 ~	1,175,000	1,192,073
Charter Communications Operating LLC 3.579% due 07/23/20	370,000	380,012
4.464% due 07/23/22	50,000	52,860
CSC Holdings LLC 10.875% due 10/15/25 ~	200,000	247,750
Discovery Communications LLC 2.200% due 09/20/19	145,000	145,534
eBay Inc 2.150% due 06/05/20	220,000	220,599
JD.com Inc (China) 3.125% due 04/29/21	370,000	369,951
Omnicom Group Inc 6.250% due 07/15/19	510,000	547,055
Telecom Italia Capital SA (Italy) 6.999% due 06/04/18	337,000	348,290
Telefonica Emisiones SAU (Spain) 3.192% due 04/27/18	500,000	504,117
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	200,000	202,701
The Interpublic Group of Cos Inc 2.250% due 11/15/17	295,000	295,106
The Priceline Group Inc 2.750% due 03/15/23	85,000	85,188
Time Warner Cable LLC 6.750% due 07/01/18	350,000	362,480
8.250% due 04/01/19	325,000	353,457
8.750% due 02/14/19	145,000	157,543
Viacom Inc 2.750% due 12/15/19	165,000	166,600
5.625% due 09/15/19	30,000	32,003

		7,333,123

Consumer, Cyclical - 4.5%

Brinker International Inc 2.600% due 05/15/18	545,000	545,000
CVS Health Corp 1.900% due 07/20/18	175,000	175,450
Daimler Finance North America LLC (Germany) 1.650% due 05/18/18 ~	475,000	474,922
1.750% due 10/30/19 ~	165,000	163,647
2.375% due 08/01/18 ~	325,000	326,812

	Principal Amount	Value
Delphi Automotive PLC 3.150% due 11/19/20	$340,000	$348,059
Delta Air Lines Inc 2.875% due 03/13/20	500,000	505,846
Ford Motor Credit Co LLC 2.021% due 05/03/19	250,000	249,925
2.375% due 01/16/18	200,000	200,440
2.551% due 10/05/18	385,000	387,571
General Motors Co 3.500% due 10/02/18	175,000	177,880
General Motors Financial Co Inc 3.100% due 01/15/19	220,000	223,156
GLP Capital LP 4.375% due 11/01/18	840,000	857,850
Hyundai Capital America 1.750% due 09/27/19 ~	175,000	172,482
2.400% due 10/30/18 ~	125,000	125,482
2.500% due 03/18/19 ~	625,000	625,605
2.875% due 08/09/18 ~	175,000	175,944
Newell Brands Inc 2.050% due 12/01/17	590,000	590,485
Nissan Motor Acceptance Corp 1.550% due 09/13/19 ~	300,000	297,603
QVC Inc 3.125% due 04/01/19	240,000	242,512
Scientific Games International Inc 7.000% due 01/01/22 ~	305,000	324,444

		7,191,115

Consumer, Non-Cyclical - 7.8%

Abbott Laboratories 2.350% due 11/22/19	845,000	852,213
2.900% due 11/30/21	225,000	229,044
AbbVie Inc 1.800% due 05/14/18	725,000	726,111
2.300% due 05/14/21	125,000	124,873
Allergan Funding SCS 2.350% due 03/12/18	460,000	461,378
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	400,000	401,131
Anthem Inc 2.300% due 07/15/18	500,000	502,254
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	110,000	110,404
Baxalta Inc 2.000% due 06/22/18	50,000	50,118
(LIBOR + 0.780%) 2.103% due 06/22/18 §	40,000	40,147
Becton Dickinson and Co 2.404% due 06/05/20	330,000	331,313
2.675% due 12/15/19	325,000	329,033
Bunge Ltd Finance Corp 3.500% due 11/24/20	55,000	56,641
8.500% due 06/15/19	275,000	303,831
Catholic Health Initiatives 1.600% due 11/01/17	65,000	64,998
2.600% due 08/01/18	130,000	130,953
Celgene Corp 2.125% due 08/15/18	225,000	225,984
2.300% due 08/15/18	325,000	326,908
EMD Finance LLC (Germany) 1.700% due 03/19/18 ~	336,000	336,291
ERAC USA Finance LLC 2.800% due 11/01/18 ~	400,000	403,341
6.375% due 10/15/17 ~	140,000	140,208
Express Scripts Holding Co 2.250% due 06/15/19	415,000	416,777
HCA Inc 3.750% due 03/15/19	535,000	547,706

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
HPHT Finance Ltd (Hong Kong) 2.250% due 03/17/18 ~	$405,000	$404,799
Humana Inc 2.625% due 10/01/19	835,000	844,674
Imperial Brands Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	500,000	500,308
2.050% due 07/20/18 ~	400,000	400,233
Kraft Heinz Foods Co (LIBOR + 0.820%) 2.129% due 08/10/22 §	270,000	270,434
Medco Health Solutions Inc 4.125% due 09/15/20	80,000	84,029
Reynolds American Inc (United Kingdom) 2.300% due 06/12/18	250,000	251,139
8.125% due 06/23/19	300,000	330,624
S&P Global Inc 2.500% due 08/15/18	35,000	35,245
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	925,000	923,505
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.400% due 07/20/18	400,000	398,575
1.700% due 07/19/19	510,000	502,794
The Kroger Co 1.500% due 09/30/19	70,000	69,209
2.300% due 01/15/19	100,000	100,411
Tyson Foods Inc 2.250% due 08/23/21	160,000	159,275

		12,386,911

Diversified - 0.1%

Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	220,000	220,081

Energy - 5.2%

Canadian Natural Resources Ltd (Canada) 1.750% due 01/15/18	175,000	175,136
China Shenhua Overseas Capital Co Ltd (China) 2.500% due 01/20/18 ~	800,000	800,634
3.125% due 01/20/20 ~	300,000	302,650
Columbia Pipeline Group Inc 2.450% due 06/01/18	130,000	130,467
ConocoPhillips Co 1.050% due 12/15/17	90,000	89,936
DCP Midstream Operating LP 2.500% due 12/01/17	1,065,000	1,065,772
9.750% due 03/15/19 ~	345,000	378,638
Encana Corp (Canada) 6.500% due 05/15/19	150,000	159,671
Energy Transfer Equity LP 7.500% due 10/15/20	305,000	345,031
Energy Transfer LP 6.700% due 07/01/18	345,000	356,984
Enterprise Products Operating LLC 1.650% due 05/07/18	255,000	254,944
Hess Corp 8.125% due 02/15/19	145,000	155,730
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	115,000	116,704
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	255,000	257,853
NuStar Logistics LP 8.150% due 04/15/18	670,000	691,775
ONEOK Partners LP 3.200% due 09/15/18	555,000	561,765
Panhandle Eastern Pipe Line Co LP 6.200% due 11/01/17	20,000	20,067
Petroleos Mexicanos (Mexico) 3.500% due 07/23/20	250,000	255,875

	Principal Amount	Value
Phillips 66 (LIBOR + 0.650%) 1.954% due 04/15/19 § ~	$150,000	$150,201
Plains All American Pipeline LP 5.750% due 01/15/20	120,000	127,504
6.500% due 05/01/18	625,000	640,141
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	355,000	384,959
Spectra Energy Partners LP 2.950% due 09/25/18	540,000	545,629
Valero Energy Corp 9.375% due 03/15/19	195,000	215,267

		8,183,333

Financial - 17.0%

ABN AMRO Bank NV (Netherlands) 2.100% due 01/18/19 ~	495,000	497,014
AerCap Ireland Capital DAC (Netherlands) 3.500% due 05/26/22	150,000	153,713
3.950% due 02/01/22	150,000	156,242
Air Lease Corp 2.125% due 01/15/18	185,000	185,214
2.125% due 01/15/20	370,000	369,565
Ally Financial Inc 3.250% due 11/05/18	140,000	141,400
3.500% due 01/27/19	650,000	661,375
American Express Credit Corp 2.200% due 03/03/20	195,000	196,159
American International Group Inc 2.300% due 07/16/19	250,000	251,322
5.850% due 01/16/18	175,000	177,006
ANZ New Zealand Int’l Ltd (New Zealand) 2.200% due 07/17/20 ~	200,000	200,208
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	200,000	200,700
Bank of America Corp
(LIBOR + 0.650%) 1.971% due 10/01/21 §	230,000	230,794
2.000% due 01/11/18	400,000	400,469
(LIBOR + 1.160%) 2.467% due 01/20/23 §	295,000	299,934
2.503% due 10/21/22	95,000	94,186
5.650% due 05/01/18	175,000	179,020
6.875% due 04/25/18	155,000	159,482
Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	425,000	428,254
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	590,000	594,190
Barclays PLC (United Kingdom) (LIBOR + 1.625%) 2.974% due 01/10/23 §	375,000	383,326
BB&T Corp 2.050% due 06/19/18	250,000	250,723
Bestgain Real Estate Ltd (China) 2.625% due 03/13/18 ~	690,000	690,469
BPCE SA (France) 2.500% due 12/10/18	600,000	604,982
(LIBOR + 1.220%) 2.535% due 05/22/22 § ~	250,000	253,145
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	35,000	36,089
Capital One NA 1.650% due 02/05/18	250,000	249,986
1.850% due 09/13/19	665,000	660,567
CBOE Holdings Inc 1.950% due 06/28/19	165,000	164,892
Citigroup Inc 1.800% due 02/05/18	500,000	500,202
1.850% due 11/24/17	300,000	300,182

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
2.050% due 06/07/19	$325,000	$325,351
(LIBOR + 0.790%) 2.139% due 01/10/20 §	310,000	312,412
2.900% due 12/08/21	310,000	314,040
Citizens Bank NA 2.300% due 12/03/18	605,000	607,387
2.450% due 12/04/19	300,000	302,414
CNA Financial Corp 6.950% due 01/15/18	50,000	50,718
CNO Financial Group Inc 4.500% due 05/30/20	215,000	223,869
Crown Castle International Corp REIT 2.250% due 09/01/21	255,000	251,652
3.400% due 02/15/21	110,000	113,316
Discover Bank 2.000% due 02/21/18	325,000	325,515
2.600% due 11/13/18	250,000	251,674
7.000% due 04/15/20	410,000	452,381
Grain Spectrum Funding LLC 4.000% due 10/10/33 ~	140,000	141,354
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	175,000	180,231
ING Groep NV (Netherlands) (LIBOR + 1.150%) 2.483% due 03/29/22 §	205,000	208,783
Intesa Sanpaolo SpA (Italy) 2.100% due 09/27/18	400,000	399,991
JPMorgan Chase & Co
(LIBOR + 0.550%) 1.867% due 03/09/21 §	315,000	315,929
6.300% due 04/23/19	220,000	234,787
KeyBank NA 1.600% due 08/22/19	250,000	248,699
Kilroy Realty LP REIT 4.800% due 07/15/18	185,000	188,186
Kimco Realty Corp REIT 6.875% due 10/01/19	130,000	141,641
Morgan Stanley 2.125% due 04/25/18	600,000	601,783
(LIBOR + 0.850%) 2.163% due 01/24/19 §	775,000	780,470
2.500% due 01/24/19	225,000	226,934
PNC Bank NA 1.800% due 11/05/18	625,000	625,663
Principal Life Global Funding II 1.500% due 04/18/19 ~	200,000	198,820
Provident Cos Inc 7.000% due 07/15/18	406,000	421,709
Regions Bank 2.250% due 09/14/18	375,000	376,657
7.500% due 05/15/18	250,000	258,679
Reinsurance Group of America Inc 6.450% due 11/15/19	30,000	32,648
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	55,000	55,825
Skandinaviska Enskilda Banken AB (Sweden) 1.500% due 09/13/19	250,000	247,531
SoQ Sukuk A QSC (Qatar) 2.099% due 01/18/18 ~	400,000	400,318
Standard Chartered PLC (United Kingdom) 2.100% due 08/19/19 ~	200,000	199,829
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 07/23/18	400,000	400,844
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.950% due 09/19/19 ~	390,000	389,199
SunTrust Banks Inc 2.500% due 05/01/19	160,000	161,409
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	450,000	450,218

	Principal Amount	Value
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 2.150% due 09/14/18 ~	$225,000	$225,602
2.700% due 09/09/18 ~	210,000	211,758
The Goldman Sachs Group Inc 1.950% due 07/23/19	140,000	139,804
2.300% due 12/13/19	295,000	296,389
(LIBOR + 1.110%) 2.424% due 04/26/22 §	295,000	298,372
2.900% due 07/19/18	130,000	131,210
6.150% due 04/01/18	1,050,000	1,073,065
The Huntington National Bank 2.375% due 03/10/20	830,000	835,176
Trinity Acquisition PLC 3.500% due 09/15/21	45,000	45,979
UBS Group Funding Switzerland AG (Switzerland) (LIBOR + 1.220%) 2.534% due 05/23/23 § ~	255,000	259,148
Ventas Realty LP REIT 2.000% due 02/15/18	370,000	370,364
4.000% due 04/30/19	460,000	471,886
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	720,000	726,619
Voya Financial Inc 2.900% due 02/15/18	121,000	121,537
WEA Finance LLC REIT (Australia) 2.700% due 09/17/19 ~	300,000	302,750
XLIT Ltd (Bermuda) 2.300% due 12/15/18	250,000	251,027

		26,850,362

Industrial - 4.4%

Agilent Technologies Inc 6.500% due 11/01/17	87,000	87,286
DAE Funding LLC (United Arab Emirates) 4.000% due 08/01/20 ~	210,000	214,725
Eagle Materials Inc 4.500% due 08/01/26	50,000	52,375
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	200,000	201,315
GATX Corp 2.375% due 07/30/18	470,000	471,893
2.500% due 07/30/19	215,000	216,733
2.600% due 03/30/20	65,000	65,621
Harris Corp 1.999% due 04/27/18	555,000	556,037
Jabil Inc 8.250% due 03/15/18	70,000	71,974
Kansas City Southern 2.350% due 05/15/20	235,000	234,471
Keysight Technologies Inc 3.300% due 10/30/19	700,000	710,026
Martin Marietta Materials Inc (LIBOR + 0.650%) 1.965% due 05/22/20 §	90,000	90,399
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	230,000	231,150
Penske Truck Leasing Co LP 2.500% due 06/15/19 ~	170,000	171,472
2.875% due 07/17/18 ~	810,000	817,694
3.375% due 03/15/18 ~	248,000	249,929
Rockwell Collins Inc 1.950% due 07/15/19	125,000	125,041
Roper Technologies Inc 2.050% due 10/01/18	645,000	646,673
2.800% due 12/15/21	95,000	95,868
3.000% due 12/15/20	25,000	25,520
SBA Tower Trust 2.240% due 04/09/43 ~	300,000	299,941
3.168% due 04/09/47 ~	285,000	285,558
3.598% due 04/09/43 ~	250,000	249,855

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Stanley Black & Decker Inc 1.622% due 11/17/18	$75,000	$74,851
2.451% due 11/17/18	467,000	470,050
Vulcan Materials Co (LIBOR + 0.600%) 1.920% due 06/15/20 §	215,000	215,216

		6,931,673

Technology - 2.8%

Apple Inc 1.500% due 09/12/19	665,000	663,893
Broadcom Corp 2.375% due 01/15/20 ~	615,000	618,646
3.000% due 01/15/22 ~	190,000	193,481
DXC Technology Co
(LIBOR + 0.950%) 2.266% due 03/01/21 §	480,000	481,882
2.875% due 03/27/20	280,000	283,857
Fidelity National Information Services Inc 2.250% due 08/15/21	250,000	248,486
Hewlett Packard Enterprise Co 2.100% due 10/04/19 ~	155,000	155,109
2.450% due 10/05/17	224,000	224,011
2.850% due 10/05/18	740,000	747,560
QUALCOMM Inc 2.100% due 05/20/20	170,000	171,330
2.600% due 01/30/23	115,000	115,318
Seagate HDD Cayman 3.750% due 11/15/18	225,000	229,076
Xerox Corp 2.750% due 03/15/19	95,000	95,410
5.625% due 12/15/19	235,000	250,074

		4,478,133

Utilities - 3.4%

Dominion Energy Inc 1.500% due 09/30/18 ~	120,000	119,733
1.875% due 12/15/18 ~	350,000	349,797
2.125% due 02/15/18 ~	200,000	200,074
2.579% due 07/01/20	110,000	110,832
2.962% due 07/01/19 §	45,000	45,661
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	320,000	322,430
Exelon Generation Co LLC 2.950% due 01/15/20	575,000	585,405
FirstEnergy Corp 2.850% due 07/15/22	240,000	240,735
NextEra Energy Capital Holdings Inc 1.649% due 09/01/18	75,000	74,982
2.300% due 04/01/19	200,000	201,075
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	380,000	384,379
PPL Capital Funding Inc 1.900% due 06/01/18	410,000	410,247
San Diego Gas & Electric Co 1.914% due 02/01/22	125,358	124,610
Sempra Energy 1.625% due 10/07/19	265,000	263,426
State Grid Overseas Investment Ltd (China) 2.250% due 05/04/20 ~	615,000	613,773
TECO Finance Inc (LIBOR + 0.600%) 1.949% due 04/10/18 §	300,000	300,484
The Cleveland Electric Illuminating Co 7.880% due 11/01/17	350,000	351,559
The Southern Co 1.850% due 07/01/19	625,000	624,881

		5,324,083

Total Corporate Bonds & Notes (Cost $82,796,684)		83,020,585

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 14.6%

Collateralized Mortgage Obligations - Commercial - 4.2%

BAMLL Commercial Mortgage Securities Trust 2.808% due 06/15/28 § ~	$205,000	$205,405
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	87,213	86,929
BANK 2017-BNK4 2.002% due 05/15/50	501,514	500,659
Citigroup Commercial Mortgage Trust 1.485% due 10/10/47	31,736	31,697
1.637% due 06/10/48	179,474	178,988
1.643% due 09/10/58	43,411	43,192
CLNS Trust (LIBOR + 0.800%) 2.035% due 06/11/32 § ~	395,000	395,897
Commercial Mortgage Trust 1.443% due 08/10/49	64,572	63,670
1.445% due 12/10/47	111,791	111,533
1.604% due 10/10/48	64,677	64,428
1.667% due 07/10/50	165,503	165,413
1.770% due 02/10/49	8,041	8,029
1.848% due 11/10/49	565,992	563,140
1.965% due 02/10/50	90,856	90,581
(LIBOR + 0.850%) 2.087% due 02/13/32 § ~	180,000	180,230
2.111% due 09/10/50	400,000	400,352
3.009% due 08/10/46	350,000	353,767
3.221% due 10/10/48	200,000	205,044
CSAIL Commercial Mortgage Trust 2.025% due 09/15/50	195,000	195,004
Great Wolf Trust
(LIBOR + 0.850%) 2.090% due 09/15/34 § ~	175,000	175,261
(LIBOR + 1.320%) 2.560% due 09/15/34 § ~	250,000	250,470
GS Mortgage Securities Trust 1.429% due 10/10/49	55,447	54,801
1.593% due 07/10/48	59,509	59,360
1.950% due 08/10/50	282,334	281,005
Hospitality Mortgage Trust (LIBOR + 0.850%) 2.082% due 05/08/30 § ~	140,000	140,334
JP Morgan Chase Commercial Mortgage Securities Trust 1.462% due 08/15/49	212,786	209,978
JPMBB Commercial Mortgage Securities Trust 1.322% due 08/15/47	45,745	45,612
1.423% due 06/15/49	23,798	23,593
1.445% due 10/15/48	52,873	52,607
1.451% due 09/15/47	28,742	28,667
1.539% due 11/15/47	37,194	37,082
1.626% due 05/15/48	77,180	76,898
Morgan Stanley Bank of America Merrill Lynch Trust 1.389% due 09/15/49	371,973	367,076
1.597% due 05/15/49	19,616	19,505
1.686% due 10/15/47	60,600	60,602
1.706% due 05/15/48	127,877	127,387
Morgan Stanley Capital I Trust 1.638% due 05/15/48	117,741	117,401
Wells Fargo Commercial Mortgage Trust 1.441% due 10/15/49	45,021	44,685
1.471% due 04/15/50	115,399	114,936
1.531% due 05/15/48	75,611	75,414
1.577% due 01/15/59	49,473	49,194
1.968% due 07/15/50	165,590	165,390
1.975% due 09/15/50	143,765	143,211
WFRBS Commercial Mortgage Trust 1.390% due 11/15/47	24,866	24,763
1.663% due 10/15/57	64,254	64,171

		6,653,361

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 4.9%

COLT Mortgage Loan Trust 2.415% due 10/25/47 § ~	$380,000	$380,948
2.568% due 10/25/47 § ~	165,000	165,409
2.614% due 05/27/47 § ~	278,215	282,424
2.773% due 10/25/47 § ~	100,000	100,248
3.074% due 05/27/47 § ~	80,642	81,853
Deutsche Alt-A Securities Inc Mortgage Loan Trust (LIBOR + 0.400%) 1.637% due 04/25/35 §	113,198	105,625
DSLA Mortgage Loan Trust (LIBOR + 0.840%) 2.077% due 09/19/44 §	365,907	359,881
Fannie Mae Connecticut Avenue Securities
(LIBOR + 0.550%) 1.787% due 01/25/30 §	476,987	476,866
(LIBOR + 0.750%) 1.987% due 02/25/30 §	361,296	361,868
(LIBOR + 0.750%) 1.987% due 02/25/30 §	138,973	139,228
(LIBOR + 0.850%) 2.087% due 11/25/29 §	262,569	263,364
(LIBOR + 0.950%) 2.187% due 10/25/29 §	383,531	385,466
(LIBOR + 1.150%) 2.387% due 09/25/29 §	495,871	499,483
(LIBOR + 1.300%) 2.537% due 04/25/29 §	265,141	268,291
(LIBOR + 2.100%) 3.337% due 08/25/28 §	90,017	90,742
Fannie Mae REMICS
(LIBOR + 0.500%) 1.737% due 11/25/46 §	444,226	446,861
5.000% due 08/25/19	14,967	15,178
Freddie Mac REMICS (LIBOR + 0.500%) 1.734% due 09/15/46 §	1,466,632	1,477,978
Freddie Mac Structured Agency Credit Risk Debt
(LIBOR + 0.750%) 1.984% due 03/25/30 §	250,000	250,742
(LIBOR + 0.800%) 2.037% due 12/25/29 §	245,415	246,004
(LIBOR + 1.100%) 2.337% due 05/25/25 §	15,039	15,046
(LIBOR + 1.200%) 2.437% due 08/25/29 - 10/25/29 §	649,616	656,427
(LIBOR + 1.750%) 2.987% due 09/25/28 §	78,568	78,834
Freddie Mac Whole Loan Securities Trust 3.905% due 05/25/47 § ~	85,875	87,018
GS Mortgage-Backed Securities Trust 2.469% due 07/25/44 § ~	40,836	40,780
HarborView Mortgage Loan Trust (LIBOR + 0.440%) 1.677% due 05/19/35 §	93,447	87,792
JP Morgan Alternative Loan Trust (LIBOR + 0.190%) 1.427% due 06/25/37 §	39,803	39,903
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	76,568	76,710
2.750% due 07/25/59 § ~	183,119	184,531
Structured Adjustable Rate Mortgage Loan Trust 3.459% due 11/25/34 §	93,004	92,902

		7,758,402

Fannie Mae - 5.4%

3.000% due 11/01/29 - 05/01/32	1,587,140	1,632,611
3.500% due 06/01/29 - 10/01/47	1,513,733	1,567,619

	Principal Amount	Value
4.000% due 09/01/26 - 11/01/44	$513,089	$540,686
4.500% due 04/01/26 - 03/01/46	1,334,267	1,424,368
5.000% due 07/01/19 - 11/01/44	1,579,266	1,721,460
5.500% due 10/01/35 - 02/01/42	1,310,695	1,460,541
6.000% due 11/01/35 - 09/01/39	146,077	166,717

		8,514,002

Freddie Mac - 0.0%

5.000% due 10/01/17 - 04/01/18	1,010	1,031
5.500% due 01/01/20 - 12/01/39	38,214	42,345

		43,376

Government National Mortgage Association - 0.1%

6.000% due 07/15/36	147,400	170,206

Total Mortgage-Backed Securities (Cost $23,096,799)		23,139,347

ASSET-BACKED SECURITIES - 20.7%

Ally Auto Receivables Trust 2.040% due 12/15/19	40,000	40,082
2.410% due 01/15/21 ~	240,000	241,112
2.460% due 09/15/22	40,000	40,011
2.480% due 02/15/21	40,000	40,055
2.840% due 09/15/22	85,000	85,588
2.930% due 11/15/23	70,000	69,878
AmeriCredit Automobile Receivables Trust 1.530% due 07/08/21	165,000	164,411
1.600% due 07/08/19	124,264	124,276
1.700% due 07/08/20	66,626	66,663
1.810% due 10/08/20	25,000	25,030
2.300% due 03/08/21	400,000	401,902
2.400% due 01/08/21	400,000	402,460
2.580% due 09/08/20	240,000	241,614
2.690% due 06/19/23	110,000	110,175
2.710% due 08/18/22	100,000	100,373
2.710% due 09/08/22	315,000	314,380
2.890% due 01/10/22	385,000	389,922
3.000% due 06/08/21	110,000	111,090
3.340% due 08/08/21	135,000	136,943
3.370% due 11/08/21 ~	225,000	228,323
3.580% due 08/09/21 ~	110,000	111,560
ARI Fleet Lease Trust 1.820% due 07/15/24 ~	52,008	52,039
1.910% due 04/15/26 ~	100,000	100,081
Ascentium Equipment Receivables LLC 1.930% due 03/11/19 ~	143,194	143,315
Ascentium Equipment Receivables Trust 1.460% due 04/10/19 ~	36,235	36,207
1.750% due 11/13/18 ~	12,860	12,866
1.870% due 07/10/19 ~	95,000	95,034
2.290% due 06/10/21 ~	95,000	94,980
Avis Budget Rental Car Funding AESOP LLC 1.920% due 09/20/19 ~	675,000	674,964
2.100% due 03/20/19 ~	500,000	500,526
2.500% due 02/20/21 ~	240,000	240,688
2.620% due 09/20/19 ~	135,000	135,351
2.970% due 02/20/20 ~	350,000	353,342
3.660% due 02/20/20 ~	310,000	313,929
Bayview Mortgage Fund Trust 3.500% due 01/28/58 § ~	261,246	269,101
Bayview Opportunity Master Fund Trust 3.500% due 01/28/55 § ~	158,514	163,178
BMW Vehicle Lease Trust 1.430% due 09/20/19	75,000	74,782
1.980% due 05/20/20	480,000	481,469
2.180% due 06/22/20	185,000	185,861

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
California Republic Auto Receivables Trust 2.510% due 02/16/21	$60,000	$60,207
Capital Auto Receivables Asset Trust 1.540% due 08/20/20	60,000	59,935
1.620% due 03/20/19	97,580	97,611
1.630% due 01/20/21	40,000	39,899
1.730% due 09/20/19	129,582	129,720
1.730% due 04/20/20	70,366	70,420
3.220% due 05/20/19	495,000	496,789
Carlyle Global Market Strategies Ltd (LIBOR + 1.000%) 2.307% due 04/20/27 § ~	250,000	250,006
CarMax Auto Owner Trust 1.400% due 08/15/21	205,000	203,662
1.690% due 08/15/19	45,000	45,022
1.930% due 11/15/19	65,000	65,089
3.270% due 03/15/22	155,000	156,189
CCG Receivables Trust 1.460% due 11/14/18 ~	39,099	39,095
2.600% due 01/17/23 ~	675,000	677,015
Chrysler Capital Auto Receivables Trust 1.360% due 01/15/20 ~	56,476	56,438
1.640% due 07/15/21 ~	85,000	84,772
3.440% due 08/16/21 ~	380,000	384,477
Citigroup Mortgage Loan Trust Inc (LIBOR + 0.160%) 1.397% due 06/25/37 §	44,306	44,360
CNH Equipment Trust 1.440% due 12/15/21	135,000	134,144
1.930% due 03/15/24	315,000	312,002
2.400% due 02/15/23	265,000	265,965
DB Master Finance LLC 3.262% due 02/20/45 ~	326,625	327,855
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	76,295	75,826
Enterprise Fleet Financing LLC 1.300% due 09/20/20 ~	50,032	50,011
1.590% due 02/22/21 ~	123,840	123,812
1.740% due 09/20/20 ~	200,000	199,882
1.740% due 02/22/22 ~	536,407	536,073
1.830% due 09/20/21 ~	212,858	213,047
2.040% due 02/22/22 ~	295,000	294,456
2.090% due 02/22/21 ~	250,000	250,719
Ford Credit Auto Lease Trust 2.020% due 06/15/20	385,000	385,555
Ford Credit Auto Owner Trust 2.030% due 12/15/27 ~	350,000	347,512
Ford Credit Floorplan Master Owner Trust 1.420% due 01/15/20	380,000	379,954
1.550% due 07/15/21	240,000	238,801
2.290% due 06/15/20	370,000	370,634
GM Financial Automobile Leasing Trust 1.620% due 09/20/19	140,000	139,970
1.640% due 07/20/19	630,000	630,364
2.120% due 09/20/21	65,000	65,027
2.260% due 08/20/20	45,000	45,256
3.010% due 03/20/20	85,000	85,276
GM Financial Consumer Automobile Trust 2.450% due 07/17/23 ~	100,000	99,966
GMF Floorplan Owner Revolving Trust 1.650% due 05/15/20 ~	145,000	145,046
2.220% due 05/15/20 ~	670,000	670,424
2.410% due 05/17/21 ~	100,000	100,474
GreatAmerica Leasing Receivables Funding LLC 1.720% due 04/22/19 ~	100,000	100,023
1.730% due 06/20/19 ~	110,000	109,979
2.060% due 06/22/20 ~	100,000	100,148

	Principal Amount	Value
GSAA Home Equity Trust
(US FED + 0.110%) 1.270% due 07/25/37 §	$289,516	$269,048
(LIBOR + 0.280%) 1.517% due 10/25/35 §	38,416	37,228
Hilton Grand Vacations Trust 1.770% due 11/25/26 ~	112,264	111,014
2.660% due 12/26/28 ~	87,277	87,405
2.960% due 12/26/28 § ~	87,277	87,456
Honda Auto Receivables Owner Trust 1.330% due 11/18/22	185,000	183,202
1.360% due 01/18/23	150,000	148,343
Hyundai Auto Lease Securitization Trust 1.600% due 07/15/19 ~	100,000	100,039
1.650% due 07/15/20 ~	100,000	99,791
2.210% due 05/15/20 ~	500,000	500,662
Hyundai Auto Receivables Trust 1.450% due 11/15/22	320,000	316,235
2.380% due 04/17/23	395,000	395,955
John Deere Owner Trust 1.440% due 10/15/19	116,773	116,751
KKR Ltd (Cayman) (LIBOR + 1.050%) 2.354% due 07/15/27 § ~	405,000	405,920
Kubota Credit Owner Trust 1.500% due 07/15/20 ~	505,000	502,514
1.540% due 03/15/19 ~	250,591	250,594
Madison Park Funding XIV Ltd (Cayman) (LIBOR + 1.120%) 2.427% due 07/20/26 § ~	295,000	296,348
Mercedes-Benz Auto Lease Trust 1.520% due 03/15/19	280,000	280,102
MMAF Equipment Finance LLC 1.390% due 10/16/19 ~	300,338	300,044
1.590% due 02/08/22 ~	500,000	498,903
2.040% due 02/16/22 ~	100,000	100,098
MVW Owner Trust 2.150% due 04/22/30 ~	31,629	31,462
2.420% due 12/20/34 ~	99,112	99,005
Nationstar HECM Loan Trust 2.013% due 08/25/26 ~	50,920	50,888
Nissan Auto Lease Trust 1.610% due 01/18/22	160,000	159,588
Nissan Master Owner Trust Receivables 1.440% due 01/15/20	365,000	364,955
1.540% due 06/15/21	75,000	74,619
NovaStar Mortgage Funding Trust (LIBOR + 0.160%) 1.397% due 05/25/36 §	309,202	306,918
OZLM VIII Ltd (Cayman) (LIBOR + 1.130%) 2.434% due 10/17/26 § ~	330,000	330,240
Santander Drive Auto Receivables Trust 2.100% due 06/15/21	25,000	25,007
2.460% due 03/15/22	126,000	126,705
2.470% due 12/15/20	75,000	75,346
2.580% due 05/16/22	30,000	30,086
2.650% due 08/17/20	510,000	513,825
3.490% due 05/17/21	155,000	157,334
3.530% due 08/16/21	105,000	107,619
3.650% due 12/15/21	120,000	122,710
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	351,145	353,473
Sierra Timeshare Receivables Funding LLC 2.050% due 06/20/31 § ~	50,082	50,005
2.300% due 10/20/31 ~	76,649	76,596
2.330% due 07/20/33 ~	48,331	48,263
2.400% due 03/22/32 ~	65,679	65,665
2.430% due 10/20/33 ~	125,557	125,298
2.580% due 09/20/32 ~	393,093	393,797
3.080% due 03/21/33 ~	366,392	369,664

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SLM Student Loan Trust
(LIBOR + 0.400%) 1.637% due 03/25/25 §	$156,497	$154,867
(LIBOR + 1.500%) 2.814% due 04/25/23 §	50,417	51,649
(LIBOR + 1.650%) 2.964% due 07/25/22 §	82,119	84,362
(LIBOR + 1.700%) 3.014% due 07/25/23 §	80,053	82,495
SMART Trust (Australia) 1.660% due 08/14/19	166,619	166,300
SMB Private Education Loan Trust
(LIBOR + 1.000%) 2.234% due 06/15/27 § ~	130,000	131,362
3.050% due 05/15/26 ~	161,894	164,620
Springleaf Funding Trust 2.900% due 11/15/29 ~	100,000	100,309
Synchrony Credit Card Master Note Trust 1.690% due 03/15/21	485,000	484,546
2.040% due 03/15/22	750,000	753,175
2.620% due 09/15/23	85,000	85,300
Towd Point Mortgage Trust 2.250% due 07/25/56 § ~	78,461	78,145
2.750% due 02/25/55 § ~	60,333	60,797
2.750% due 04/25/55 § ~	101,830	102,587
2.750% due 05/25/55 § ~	91,646	92,352
2.750% due 08/25/55 § ~	72,682	73,174
2.750% due 10/25/56 § ~	86,782	87,445
2.750% due 04/25/57 § ~	194,608	195,870
2.750% due 06/25/57 § ~	394,033	396,978
USAA Auto Owner Trust 1.960% due 11/15/22	165,000	164,698
Verizon Owner Trust 2.150% due 05/20/21 ~	160,000	159,748
2.360% due 05/20/21 ~	125,000	124,830
2.450% due 09/20/21 ~	100,000	100,530
2.650% due 09/20/21 ~	100,000	100,508
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21	655,000	654,510
Volvo Financial Equipment LLC 1.670% due 02/18/20 ~	55,000	55,017
1.940% due 11/15/21 ~	630,000	630,330
Wells Fargo Home Equity Trust (LIBOR + 0.150%) 1.387% due 01/25/37 §	118,670	117,979
Wendys Funding LLC 3.371% due 06/15/45 ~	529,200	535,402
Wheels SPV LLC 1.270% due 04/22/24 ~	96,633	96,557
1.590% due 05/20/25 ~	161,895	161,653
World Omni Auto Receivables Trust 1.300% due 02/15/22	295,000	292,596
World Omni Automobile Lease Securitization Trust 2.320% due 08/15/22	55,000	55,255

Total Asset-Backed Securities (Cost $32,839,884)		32,875,134

U.S. GOVERNMENT AGENCY ISSUES - 0.5%

Fannie Mae 1.500% due 07/30/20	775,000	771,142

Total U.S. Government Agency Issues (Cost $772,779)		771,142

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 6.3%

U.S. Treasury Notes - 6.3%

1.000% due 11/15/19	$4,070,000	$4,027,472
1.500% due 06/15/20	1,130,000	1,127,484
1.625% due 11/30/20	4,895,000	4,887,638

		10,042,594

Total U.S. Treasury Obligations (Cost $10,067,794)		10,042,594

MUNICIPAL BONDS - 0.1%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	150,000	150,771

Total Municipal Bonds (Cost $150,000)		150,771

SHORT-TERM INVESTMENTS - 4.5%

Commercial Paper - 3.8%

Catholic Health Initiatives 1.260% due 11/01/17	1,055,000	1,053,842
1.439% due 10/05/17	260,000	259,949
Enbridge Energy Partners LP 1.761% due 10/20/17	845,000	844,192
Energy Transfer Partners LP 1.878% due 10/18/17	865,000	864,207
1.888% due 10/16/17	620,000	619,492
Ford Motor Credit Co LLC 2.032% due 08/23/18	775,000	761,160
ONEOK Inc 1.779% due 10/16/17	785,000	784,394
Plains All American Pipeline LP 1.616% due 10/06/17	850,000	849,776

		6,037,012

	Shares

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio	1,090,261	1,090,261

Total Short-Term Investments (Cost $7,126,294)		7,127,273

TOTAL INVESTMENTS - 99.1% (Cost $156,850,234)		157,126,846

DERIVATIVES - (0.0)%
(See Notes (b) through (d) in Notes to Schedule of Investments)		(66,703)

OTHER ASSETS & LIABILITIES, NET - 0.9%		1,523,858

NET ASSETS - 100.0%		$158,584,001

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	52.4%
Asset-Backed Securities	20.7%
Mortgage-Backed Securities	14.6%
U.S. Treasury Obligations	6.3%
Short-Term Investments	4.5%
Others (each less than 3.0%)	0.6%

	99.1%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.9%

	100.0%

(b)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (12/17)	176	$38,062,977	$37,963,750	($99,227)
U.S. Treasury 5-Year Notes (12/17)	43	5,095,905	5,052,500	(43,405)

				(142,632)

Short Futures Outstanding
U.S. Treasury 10-Year Notes (12/17)	47	5,965,564	5,889,688	75,876

Total Futures Contracts				($66,756)

(c)	Purchased options outstanding as of September 30, 2017 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CDX IG 28 5Y	6.250%	10/18/17	JPM	$1,540,000	$770	$151

(d)	Premiums received and value of written options outstanding as of September 30, 2017 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG 28 5Y	7.250%	10/18/17	JPM	$1,540,000	$154	($98)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$83,020,585	$—	$83,020,585	$—
	Mortgage-Backed Securities	23,139,347	—	23,139,347	—
	Asset-Backed Securities	32,875,134	—	32,875,134	—
	U.S. Government Agency Issues	771,142	—	771,142	—
	U.S. Treasury Obligations	10,042,594	—	10,042,594	—
	Municipal Bonds	150,771	—	150,771	—
	Short-Term Investments	7,127,273	1,090,261	6,037,012	—
	Derivatives:
	Credit Contracts
	Purchased Options	151	—	151	—
	Interest Rate Contracts
	Futures	75,876	75,876	—	—

	Total Assets - Derivatives	76,027	75,876	151	—

	Total Assets	157,202,873	1,166,137	156,036,736	—

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(98)	—	(98)	—
	Interest Rate Contracts
	Futures	(142,632)	(142,632)	—	—

	Total Liabilities - Derivatives	(142,730)	(142,632)	(98)	—

	Total Liabilities	(142,730)	(142,632)	(98)	—

	Total	$157,060,143	$1,023,505	$156,036,638	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 21.2%

Argentina - 0.1%

YPF SA 8.500% due 07/28/25 ~	$40,000	$46,192

Azerbaijan - 0.6%

Southern Gas Corridor CJSC
6.875% due 03/24/26 ~	220,000	248,238

Brazil - 1.4%

Marfrig Holdings Europe BV
8.000% due 06/08/23 ~	200,000	207,640
Petrobras Global Finance BV
6.250% due 03/17/24	30,000	32,130
6.850% due 06/05/15	80,000	76,420
6.875% due 01/20/40	50,000	50,750
8.750% due 05/23/26	30,000	36,112
QGOG Atlantic 5.250% due 07/30/19 ~	66,480	65,483
Vale Overseas Ltd
6.875% due 11/21/36	50,000	57,500
6.875% due 11/10/39	70,000	80,360

		606,395

Chile - 1.0%

Corp Nacional del Cobre de Chile
4.500% due 08/01/47 ~	200,000	204,054
4.875% due 11/04/44 ~	200,000	217,471

		421,525

China - 0.8%

Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	100,000	105,941
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	223,707

		329,648

Colombia - 0.1%

Ecopetrol SA 7.625% due 07/23/19	40,000	43,968

Georgia - 0.5%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	222,992

Hong Kong - 0.3%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	100,000	106,961

Indonesia - 0.8%

Majapahit Holding BV 8.000% due 08/07/19 ~	100,000	110,380
P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	225,886

		336,266

Jamaica - 0.5%

Digicel Group Ltd 8.250% due 09/30/20 ~	200,000	196,126

	Principal Amount	Value
Kazakhstan - 1.4%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	$220,000	$223,300
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	336,738
Kazkommertsbank JSC 5.500% due 12/21/22 ~	45,427	44,898

		604,936

Luxembourg - 0.5%

Altice Financing SA 7.500% due 05/15/26 ~	200,000	220,500

Malaysia - 0.6%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	269,995

Mexico - 1.9%

Comision Federal de Electricidad 4.875% due 01/15/24 ~	200,000	215,500
Petroleos Mexicanos 5.500% due 06/27/44	15,000	14,025
5.625% due 01/23/46	100,000	93,375
6.000% due 03/05/20	20,000	21,540
6.500% due 06/02/41	75,000	78,600
6.750% due 09/21/47	144,000	153,562
6.875% due 08/04/26	112,000	127,680
7.190% due 09/12/24 ~	MXN 1,670,000	84,050

		788,332

Netherlands - 0.5%

New World Resources NV 9.000% PIK due 04/07/20 * Ω ~ " ±	EUR 172,492	—
VimpelCom Holdings BV 4.950% due 06/16/24 ~	$200,000	205,156

		205,156

Pakistan – 0.9%

The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	350,000	367,014

Peru - 0.5%

VM Holding SA 5.375% due 05/04/27 ~	200,000	210,500

Philippines - 0.4%

Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	130,000	167,711

Russia - 1.8%

Gazprom Neft OAO 4.375% due 09/19/22 ~	200,000	204,250
Gazprom OAO 8.625% due 04/28/34 ~	25,000	34,092
9.250% due 04/23/19 ~	60,000	65,644
Sberbank of Russia 5.250% due 05/23/23 ~	200,000	207,403
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	232,000	240,867

		752,256

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
South Africa - 1.3%

Eskom Holdings SOC Ltd 5.750% due 01/26/21 ~	$356,000	$362,185
6.750% due 08/06/23 ~	200,000	207,291

		569,476

United Arab Emirates - 0.3%

Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	50,000	57,469
Emirates Airline 4.500% due 02/06/25 ~	71,428	73,517

		130,986

United Kingdom - 1.1%

Standard Charted Bank 7.590% due 01/13/26 ~	INR 30,000,000	478,100

Venezuela - 3.9%

Petroleos de Venezuela SA 5.375% due 04/12/27 ~	$93,000	28,133
8.500% due 11/02/17 ~	52,533	49,552
8.500% due 10/27/20 ~	1,761,000	1,466,032
9.000% due 11/17/21 ~	119,354	49,383
9.750% due 05/17/35 ~	146,278	50,649
12.750% due 02/17/22 ~	57,000	26,619

		1,670,368

Total Corporate Bonds & Notes (Cost $8,784,250)		8,993,641

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands - 0.0%

New World Resources NV 4.000% Cash or 8.000% PIK due 10/07/20 * Ω ~ " ±	EUR 131,622	—

Total Convertible Corporate Bonds & Notes (Cost $93,186)		—

SENIOR LOAN NOTES - 1.9%

United Arab Emirates - 1.9%

Dubai Drydocks LLC
(LIBOR + 4.000%) 5.295% due 10/18/17 §	$126,946	120,440
Term A 0.100% due 10/18/27 § Ω	287,369	63,940
Dubai World Term B1 2.000% Cash or 1.750% PIK due 09/30/22 §	665,820	612,000

Total Senior Loan Notes (Cost $791,100)		796,380

FOREIGN GOVERNMENT BONDS & NOTES - 69.7%

Argentina - 2.2%

Argentina Bonar
(ARS Deposit + 2.000%) 23.501% due 04/03/22 §	ARS 1,529,000	86,769
(ARS Deposit + 2.500%) 23.937% due 03/11/19 §	486,000	28,306
(ARS Deposit + 3.250%) 24.633% due 03/01/20 §	470,000	28,064

	Principal Amount	Value
Argentina POM Politica Monetaria (ARS Reference + 0.000%) 26.250% due 06/21/20 §	ARS 2,540,716	$153,718
Argentine Bonos del Tesoro 21.200% due 09/19/18	380,000	21,825
22.750% due 03/05/18	2,319,522	133,463
Argentine Republic Government 2.500% due 12/31/38 §	$282,217	201,080
7.500% due 04/22/26	252,000	283,500

		936,725

Belarus - 1.8%

Republic of Belarus 6.875% due 02/28/23 ~	200,000	215,545
7.625% due 06/29/27 ~	200,000	223,687
8.950% due 01/26/18 ~	329,000	335,427

		774,659

Brazil - 9.8%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	70,000	74,515
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 08/15/22 ^	BRL 737,000	748,139
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/23	2,988,000	973,556
10.000% due 01/01/25	2,660,000	864,343
10.000% due 01/01/27	2,992,000	964,590
Brazilian Government 4.250% due 01/07/25	$175,000	176,969
5.000% due 01/27/45	141,000	131,581
5.875% due 01/15/19	90,000	94,950
8.250% due 01/20/34	30,000	39,375
8.875% due 04/15/24	60,000	76,800

		4,144,818

Colombia - 4.6%

Colombia Government 5.000% due 06/15/45	262,000	270,188
6.125% due 01/18/41	183,000	215,665
8.125% due 05/21/24	115,000	147,631
11.750% due 02/25/20	78,000	95,784
Colombian TES
5.000% due 11/21/18	COP 1,584,900,000	540,010
7.000% due 09/11/19	601,700,000	211,392
7.000% due 05/04/22	1,039,700,000	368,471
11.000% due 07/24/20	207,000,000	80,357
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	144,000,000	39,768

		1,969,266

Costa Rica - 0.4%

Costa Rica Government
4.375% due 04/30/25 ~	$90,000	88,875
5.625% due 04/30/43 ~	90,000	82,800

		171,675

Croatia - 1.2%

Croatia Government
6.000% due 01/26/24 ~	310,000	354,617
6.625% due 07/14/20 ~	160,000	176,385

		531,002

Dominican Republic - 2.0%

Dominican Republic
5.500% due 01/27/25 ~	130,000	137,800
5.875% due 04/18/24 ~	100,000	108,750
6.600% due 01/28/24 ~	100,000	112,625
6.850% due 01/27/45 ~	140,000	156,975
6.875% due 01/29/26 ~	140,000	160,014
7.500% due 05/06/21 ~	170,000	189,550

		865,714

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Ecuador - 5.0%

Ecuador Government
7.950% due 06/20/24 ~	$368,000	$365,240
8.750% due 06/02/23 ~	228,000	236,265
9.650% due 12/13/26 ~	200,000	212,000
10.500% due 03/24/20 ~	680,000	736,950
10.750% due 03/28/22 ~	504,000	564,480

		2,114,935

Egypt - 1.4%

Egypt Government
6.875% due 04/30/40 ~	100,000	97,121
7.500% due 01/31/27 ~	250,000	272,634
8.500% due 01/31/47 ~	200,000	223,570

		593,325

El Salvador - 0.9%

El Salvador Government
5.875% due 01/30/25 ~	40,000	39,400
6.375% due 01/18/27 ~	60,000	59,625
7.625% due 02/01/41 ~	150,000	154,125
7.650% due 06/15/35 ~	35,000	36,133
8.250% due 04/10/32 ~	37,000	40,538
8.625% due 02/28/29 ~	30,000	33,750

		363,571

Ethiopia - 0.8%

Ethiopia International 6.625% due 12/11/24 ~	310,000	319,283

Gabon - 0.5%

Gabon Government 6.375% due 12/12/24 ~	200,000	195,955

Hungary - 1.7%

Hungary Government
5.375% due 02/21/23	178,000	201,035
5.375% due 03/25/24	84,000	96,220
5.500% due 06/24/25	HUF 20,790,000	96,998
5.750% due 11/22/23	$166,000	192,654
7.625% due 03/29/41	76,000	118,009

		704,916

India - 1.3%

India Government 7.720% due 05/25/25	INR 34,000,000	544,995

Indonesia - 3.6%

Indonesia Government
5.125% due 01/15/45 ~	$200,000	221,486
5.950% due 01/08/46 ~	200,000	245,695
7.750% due 01/17/38 ~	100,000	142,503
Indonesia Treasury
5.625% due 05/15/23	IDR 1,291,000,000	93,396
6.625% due 05/15/33	711,000,000	50,788
7.000% due 05/15/22	303,000,000	23,334
7.000% due 05/15/27	790,000,000	61,082
7.500% due 08/15/32	3,766,000,000	293,515
8.375% due 03/15/24	146,000,000	12,015
8.375% due 09/15/26	3,583,000,000	300,202
8.750% due 05/15/31	833,000,000	71,787

		1,515,803

Ivory Coast - 0.6%

Ivory Coast Government 5.750% due 12/31/32 § ~	$257,655	253,458

	Principal Amount	Value
Kazakhstan - 1.1%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	$200,000	$201,937
Kazakhstan Government 6.500% due 07/21/45 ~	230,000	284,127

		486,064

Lebanon - 1.8%

Lebanon Government
5.150% due 11/12/18 ~	30,000	30,166
5.450% due 11/28/19 ~	30,000	30,197
6.000% due 01/27/23 ~	60,000	59,230
6.100% due 10/04/22 ~	249,000	249,525
6.200% due 02/26/25 ~	60,000	58,443
6.375% due 03/09/20	85,000	86,904
6.600% due 11/27/26 ~	39,000	38,373
6.750% due 11/29/27 ~	38,000	37,533
8.250% due 04/12/21 ~	161,000	173,996

		764,367

Malaysia - 1.3%

Malaysia Government
3.418% due 08/15/22	MYR 84,000	19,668
3.480% due 03/15/23	27,000	6,306
3.659% due 10/15/20	1,250,000	298,253
3.844% due 04/15/33	4,000	892
3.882% due 03/10/22	130,000	31,159
3.900% due 11/30/26	21,000	4,949
3.955% due 09/15/25	9,000	2,129
4.181% due 07/15/24	217,000	52,307
4.240% due 02/07/18	411,000	97,748
4.254% due 05/31/35	8,000	1,852
4.392% due 04/15/26	22,000	5,340
4.498% due 04/15/30	99,000	23,815

		544,418

Mexico - 4.9%

Mexican Bonos
5.750% due 03/05/26	MXN 7,730,000	396,234
6.500% due 06/10/21	10,130,000	553,389
7.500% due 06/03/27	1,280,000	73,422
7.750% due 05/29/31	1,050,000	61,169
7.750% due 11/23/34	1,410,000	82,249
8.000% due 12/07/23	2,240,000	131,020
10.000% due 12/05/24	2,500,000	162,692
Mexican Udibonos 4.000% due 06/13/19 ^	8,555,169	477,285
Mexico Government
4.750% due 03/08/44	$38,000	39,254
5.550% due 01/21/45	34,000	39,211
5.750% due 10/12/10	42,000	45,234

		2,061,159

Morocco - 0.8%

Morocco Government 4.250% due 12/11/22 ~	320,000	340,264

Oman - 0.5%

Oman Government 6.500% due 03/08/47 ~	200,000	206,207

Pakistan - 0.5%

Pakistan Government 8.250% due 04/15/24 ~	200,000	227,840

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Panama - 0.8%

Panama Government
6.700% due 01/26/36	$80,000	$106,200
7.125% due 01/29/26	100,000	129,650
8.875% due 09/30/27	40,000	58,260
9.375% due 04/01/29	40,000	60,500

		354,610

Peru - 2.3%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 300,000	96,151
Peruvian Government
5.625% due 11/18/50	$177,000	223,905
6.150% due 08/12/32 ~	PEN 78,000	25,283
6.350% due 08/12/28 ~	216,000	71,724
6.900% due 08/12/37 ~	62,000	21,355
6.950% due 08/12/31 ~	207,000	71,697
7.350% due 07/21/25	$178,000	234,159
8.200% due 08/12/26 ~	PEN 237,000	89,842
8.750% due 11/21/33	$100,000	157,650

		991,766

Philippines - 1.1%

Philippine Government
7.750% due 01/14/31	170,000	247,661
9.500% due 02/02/30	100,000	161,094
10.625% due 03/16/25	46,000	70,449

		479,204

Poland - 1.4%

Republic of Poland Government
2.500% due 07/25/26	PLN 767,000	197,846
3.000% due 03/17/23	$37,000	37,928
3.250% due 07/25/25	PLN 736,000	203,020
4.000% due 10/25/23	445,000	129,238
5.000% due 03/23/22	$39,000	43,153

		611,185

Romania - 1.2%

Romanian Government
4.375% due 08/22/23 ~	214,000	229,754
6.125% due 01/22/44 ~	38,000	48,406
6.750% due 02/07/22 ~	192,000	222,323

		500,483

Russia - 2.5%

Russia Federal
7.400% due 12/07/22	RUB 4,872,000	84,566
7.500% due 08/18/21	17,263,000	300,513
7.750% due 09/16/26	18,710,000	332,206
8.500% due 09/17/31	8,032,000	150,705
Russia Foreign 5.250% due 06/23/47 ~	$200,000	204,835

		1,072,825

South Africa - 4.4%

Republic of South Africa Government
4.300% due 10/12/28	224,000	211,470
7.000% due 02/28/31	ZAR 5,206,000	321,001
7.750% due 02/28/23	2,631,930	193,272
8.000% due 01/31/30	2,163,800	147,229
8.250% due 03/31/32	1,725,640	116,802
8.500% due 01/31/37	1,524,000	101,540
8.750% due 01/31/44	2,474,000	165,187
8.750% due 02/28/48	3,854,610	257,836
10.500% due 12/21/26	4,217,260	349,872

		1,864,209

	Principal Amount	Value
Thailand - 0.3%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 1,036,662	$29,910
3.400% due 06/17/36	1,619,000	52,725
4.675% due 06/29/44	659,000	25,183

		107,818

Turkey - 2.4%

Turkey Government 3.000% due 02/23/22 ^	TRY 302,419	85,346
3.250% due 03/23/23	$200,000	190,627
6.750% due 04/03/18	150,000	153,270
6.750% due 05/30/40	110,000	122,536
7.000% due 06/05/20	42,000	45,932
7.375% due 02/05/25	30,000	34,913
10.600% due 02/11/26	TRY 400,377	112,035
11.000% due 02/24/27	1,010,000	289,287

		1,033,946

Ukraine - 0.6%

Ukraine Government 7.750% due 09/01/22 ~	$114,000	121,147
7.750% due 09/01/23 ~	114,000	119,871

		241,018

Uruguay - 1.1%

Uruguay Government 4.125% due 11/20/45	78,548	76,388
4.375% due 12/15/28 ^	UYU 1,435,158	57,364
4.500% due 08/14/24	$114,235	125,373
5.100% due 06/18/50	20,000	21,140
7.625% due 03/21/36	52,000	73,190
7.875% due 01/15/33	93,000	131,130

		484,585

Venezuela - 2.1%

Venezuela Government 6.000% due 12/09/20 ~	103,000	40,170
7.750% due 10/13/19 ~	81,000	36,653
8.250% due 10/13/24 ~	232,000	79,460
9.000% due 05/07/23 ~	89,000	31,595
9.250% due 09/15/27	172,000	68,800
9.250% due 05/07/28 ~	165,000	57,164
11.750% due 10/21/26 ~	588,900	229,671
11.950% due 08/05/31 ~	839,000	341,892
12.750% due 08/23/22 ~	41,000	19,135

		904,540

Vietnam - 0.5%

Vietnam Government 6.750% due 01/29/20 ~	180,000	196,954

Zambia - 0.3%

Zambia Government 8.970% due 07/30/27 ~	107,000	116,437

Total Foreign Government Bonds & Notes (Cost $28,656,227)		29,589,999

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.9%

Money Market Fund - 3.9%

BlackRock Liquidity Funds T-Fund Portfolio	1,637,691	$1,637,691

Total Short-Term Investment (Cost $1,637,691)		1,637,691

TOTAL INVESTMENTS - 96.7% (Cost $39,962,454)		41,017,711

DERIVATIVES - 0.6%
(See Notes (d) and (e) in Notes to Schedule of Investments)		272,729

OTHER ASSETS & LIABILITIES, NET - 2.7%		1,129,498

NET ASSETS - 100.0%		$42,419,938

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $63,940 or 0.2% of the Fund’s net assets were in default as of September 30, 2017.

(b)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	69.7%
Corporate Bonds & Notes	21.2%
Short-Term Investment	3.9%
Others (each less than 3.0%)	1.9%

96.7%
Derivatives	0.6%
Other Assets & Liabilities, Net	2.7%

100.0%

(c)	As of September 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Brazil	11.2%
Mexico	6.8%
Venezuela	6.0%
South Africa	5.7%
Ecuador	5.0%
Colombia	4.7%
Indonesia	4.4%
Russia	4.3%
United States (Includes Short-Term Investment)	3.9%
Others (each less than 3.0%)	44.7%

96.7%
Derivatives	0.6%
Other Assets & Liabilities, Net	2.7%

100.0%

(d)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	2,375,725	USD	129,750	10/17	BNP	$5,007
BRL	5,266,320	USD	1,655,815	10/17	MSC	6,014
BRL	416,370	USD	131,953	11/17	CIT	(1,143)
CLP	359,168,279	USD	549,717	10/17	CSF	11,060
CLP	153,067,500	USD	235,000	10/17	DUB	3,987
CLP	64,135,000	USD	103,025	10/17	SCB	(2,890)
CNY	6,973,980	USD	1,057,705	01/18	ANZ	(13,945)
CZK	1,910,000	USD	86,308	10/17	BNP	726
CZK	5,166,442	USD	237,920	10/17	BRC	(2,499)
CZK	3,240,091	USD	149,530	10/17	MER	(1,887)
CZK	5,166,442	USD	234,772	11/17	MER	1,039
CZK	3,104,933	USD	141,162	11/17	SCB	555
CZK	3,104,933	USD	141,159	12/17	DUB	802
CZK	5,123,074	USD	207,274	01/18	BNP	27,434
CZK	3,330,287	USD	134,933	01/18	CIT	17,640
CZK	2,405,089	USD	97,410	01/18	SCB	12,777
EGP	899,110	USD	47,000	12/17	GSC	2,905
EGP	499,980	USD	26,000	04/18	BNP	820
EGP	862,117	USD	44,785	04/18	GSC	1,447
EGP	960,000	USD	50,000	04/18	MER	1,496
EGP	742,400	USD	39,374	06/18	HSB	(169)
EGP	988,500	USD	50,000	07/18	MER	1,805
EUR	407,131	USD	488,554	01/18	BNP	(4,620)
HUF	53,404,362	USD	204,430	10/17	BNP	(1,656)
HUF	53,404,363	USD	202,739	10/17	BRC	35
HUF	98,897,608	USD	384,636	11/17	SCB	(8,617)
IDR	824,940,758	USD	61,270	10/17	MER	(195)
ILS	456,568	USD	126,190	10/17	MER	3,117
INR	10,157,115	USD	156,367	01/18	BNP	(3,079)
INR	3,484,089	USD	52,200	01/18	BRC	381
INR	12,188,190	USD	182,800	01/18	GSC	1,141
KRW	1,195,861,747	USD	1,040,776	10/17	BNP	3,760

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	3,814,360	USD	213,684	10/17	HSB	( $ 5,347)
MXN	271,601	USD	15,016	10/17	SCB	(181)
MYR	395,411	USD	94,000	10/17	DUB	(473)
PEN	380,089	USD	116,505	10/17	BNP	(189)
PEN	81,700	USD	25,000	10/17	BNP	2
PEN	681,450	USD	210,130	10/17	CSF	(1,590)
PEN	154,837	USD	47,452	10/17	DUB	(69)
PHP	7,849,867	USD	151,521	01/18	BNP	1,996
PLN	235,666	USD	65,460	10/17	BNP	(878)
PLN	234,041	USD	65,000	10/17	CSF	(864)
PLN	1,777,078	USD	486,704	10/17	HSB	284
PLN	43,090	USD	11,957	10/17	MER	(149)
PLN	1,523,793	USD	418,884	11/17	BNP	(1,296)
PLN	1,523,793	USD	419,625	11/17	DUB	(2,038)
PLN	453,155	USD	124,445	12/17	SCB	(236)
PLN	435,384	USD	118,902	01/18	BRC	472
RON	1,524,690	USD	392,890	11/17	SCB	(757)
RUB	645,630	USD	11,231	10/17	HSB	(77)
RUB	57,308,742	USD	964,528	10/17	HSB	25,516
RUB	2,454,260	USD	41,000	10/17	MER	1,399
SGD	1,104,673	USD	798,901	10/17	MER	15,794
THB	15,095,160	USD	447,861	10/17	MSC	4,925
THB	10,234,500	USD	310,089	01/18	BRC	(2,750)
THB	10,440,000	USD	315,761	01/18	CIT	(2,250)
THB	3,847,650	USD	116,592	01/18	SCB	(1,048)
TRY	2,029,903	USD	567,662	10/17	CSF	(3,421)
TRY	839,977	USD	243,602	10/17	MER	(10,118)
TRY	1,201,228	USD	333,221	11/17	BRC	(2,266)
TWD	19,087,684	USD	625,313	10/17	MER	5,141
USD	72,888	BRL	226,542	10/17	BNP	1,401
USD	132,475	BRL	416,370	10/17	CIT	1,086
USD	650,000	BRL	2,313,958	10/17	DUB	(80,187)
USD	650,000	BRL	2,309,450	10/17	GSC	(78,765)
USD	1,250,000	BRL	4,418,125	01/18	BNP	(127,240)
USD	349,122	COP	1,059,795,300	10/17	CSF	(10,228)
USD	25,000	COP	75,750,000	10/17	DUB	(685)
USD	21,000	COP	61,425,000	10/17	MER	172
USD	205,000	COP	599,918,150	10/17	SCB	1,582
USD	286,400	CZK	6,182,488	10/17	MER	4,680
USD	438,094	EUR	407,131	01/18	BNP	(45,841)
USD	162,490	HUF	41,529,194	10/17	MER	4,806
USD	10,752	IDR	144,285,952	10/17	ANZ	70
USD	5,299	IDR	71,137,346	10/17	BNP	32
USD	32,529	IDR	437,868,609	10/17	SCB	111
USD	205,000	MXN	3,661,300	10/17	CSF	5,024
USD	455,000	MXN	8,168,038	10/17	DUB	8,871
USD	83,000	MXN	1,481,219	10/17	HSB	2,097
USD	1,937	MXN	34,496	10/17	SCB	53
USD	191,568	PEN	626,101	10/17	BNP	(34)
USD	37,600	PLN	133,329	10/17	DUB	1,063
USD	42,000	PLN	152,319	10/17	HSB	259
USD	61,991	RUB	3,798,836	10/17	BNP	(3,636)
USD	301,868	TRY	1,052,294	10/17	GSC	9,367
USD	346,897	ZAR	4,517,171	10/17	DUB	15,027
ZAR	2,162,654	USD	162,146	10/17	BNP	(3,259)
ZAR	1,786,290	USD	134,600	10/17	CIT	(3,364)
ZAR	2,507,334	USD	192,018	10/17	HSB	(7,808)

Total Forward Foreign Currency Contracts						($222,566)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(e)	Swap agreements outstanding as of September 30, 2017 were as follows:

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Payment Frequency	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	Q	HSB	3.555%	03/18/18	MYR 2,300,000	$260	$—	$260

		Exchange
Brazil CETIP Interbank	Z	CME	9.055%	01/02/20	BRL 2,991,441	21,398	—	21,398
Brazil CETIP Interbank	Z	CME	10.375%	01/04/21	2,464,955	46,052	—	46,052
28-Day MXN-TIIE	L	CME	6.720%	09/14/22	MXN 4,000,000	(815)	—	(815)
Brazil CETIP Interbank	Z	CME	10.550%	01/02/25	BRL 423,338	10,830	—	10,830

						77,465	—	77,465

Total Interest Rate Swaps – Pay Floating Rate						$77,725	$—	$77,725

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate / Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	Z / Z	CME	8.695%	01/02/20	BRL 1,634,481	($7,448)	$—	($7,448)
Brazil CETIP Interbank	Z / Z	CME	9.610%	01/02/20	1,505,584	(17,057)	—	(17,057)
Brazil CETIP Interbank	Z / Z	CME	8.880%	01/04/21	1,966,614	(4,583)	—	(4,583)
3-Month USD-LIBOR	S / Q	LCH	2.130%	11/16/26	$300,000	2,843	—	2,843
3-Month USD-LIBOR	S / Q	LCH	2.217%	11/28/26	260,000	581	—	581
3-Month USD-LIBOR	S / Q	LCH	2.374%	09/15/27	200,000	(1,717)	—	(1,717)

						($27,381)	$—	($27,381)

Total Interest Rate Swaps						$50,344	$—	$50,344

Total Return Swaps

Receive Total Return	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	S	SCB	06/15/21	IDR 621,000,000	$58,429	$63,166	($4,737)
Indonesia Treasury 8.375% due 03/15/24	S	ANZ	03/15/24	369,000,000	30,468	31,568	(1,100)
Indonesia Treasury 8.375% due 03/15/24	S	SCB	03/15/24	112,000,000	9,248	9,582	(334)
Indonesia Treasury 11.000% due 09/15/25	S	SCB	09/15/25	432,000,000	41,253	50,189	(8,936)
Indonesia Treasury 7.000% due 05/15/27	S	SCB	05/15/27	100,000,000	7,928	7,237	691
Indonesia Treasury 9.000% due 03/15/29	S	ANZ	03/15/29	311,000,000	27,258	23,664	3,594
Indonesia Treasury 10.500% due 08/15/30	S	SCB	08/15/30	622,000,000	61,098	72,714	(11,616)
Indonesia Treasury 6.625% due 05/15/33	S	SCB	05/15/33	270,000,000	19,788	22,852	(3,064)
Indonesia Treasury 8.375% due 03/15/34	S	ANZ	03/15/34	1,261,000,000	103,635	100,212	3,423
Indonesia Treasury 8.375% due 03/15/34	S	SCB	03/15/34	42,000,000	3,452	3,338	114
Indonesia Treasury 8.250% due 05/15/36	S	SCB	05/15/36	980,000,000	82,394	73,522	8,872

					$444,951	$458,044	($13,093)

Total Swap Agreements					$495,295	$458,044	$37,251

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$8,993,641	$—	$8,993,641	$—
	Senior Loan Notes	796,380	—	796,380	—
	Foreign Government Bonds & Notes	29,589,999	—	29,589,999	—
	Short-Term Investment	1,637,691	1,637,691	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	215,178	—	215,178	—
	Interest Rate Contracts
	Swaps	526,915	—	526,915	—

	Total Assets-Derivatives	742,093	—	742,093	—

	Total Assets	41,759,804	1,637,691	40,122,113	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(437,744)	—	(437,744)	—
	Interest Rate Contracts
	Swaps	(31,620)	—	(31,620)	—

	Total Liabilities-Derivatives	(469,364)	—	(469,364)	—

	Total Liabilities	(469,364)	—	(469,364)	—

	Total	$41,290,440	$1,637,691	$39,652,749	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Basic Materials - 2.2%

Alcoa Corp *	17,805	$830,085
CF Industries Holdings Inc	41,231	1,449,682
International Paper Co	30,208	1,716,419

		3,996,186

Communications - 7.5%

CBS Corp ‘B’	15,983	927,014
Charter Communications Inc ‘A’ *	2,451	890,644
Cisco Systems Inc	149,940	5,042,482
Comcast Corp ‘A’	30,447	1,171,601
eBay Inc *	77,107	2,965,535
Twenty-First Century Fox Inc ‘B’	64,433	1,661,727
Vodafone Group PLC (United Kingdom)	450,463	1,261,380

		13,920,383

Consumer, Cyclical - 6.4%

Advance Auto Parts Inc	14,566	1,444,947
Carnival Corp	46,665	3,013,159
CVS Health Corp	19,640	1,597,125
General Motors Co	94,969	3,834,848
Wal-Mart Stores Inc	24,452	1,910,679

		11,800,758

Consumer, Non-Cyclical - 16.1%

AbbVie Inc	23,772	2,112,380
Anthem Inc	12,789	2,428,375
Biogen Inc *	5,924	1,854,923
Cardinal Health Inc	22,171	1,483,683
Danone SA (France)	27,540	2,163,085
Gilead Sciences Inc	19,364	1,568,871
McKesson Corp	8,436	1,295,854
Medtronic PLC	16,183	1,258,552
Merck & Co Inc	33,421	2,139,947
Mylan NV *	47,123	1,478,249
Novartis AG (Switzerland)	25,334	2,173,023
PayPal Holdings Inc *	23,184	1,484,471
Pfizer Inc	100,426	3,585,208
Reckitt Benckiser Group PLC (United Kingdom)	6,115	558,715
Sanofi ADR (France)	61,748	3,074,433
Unilever NV ‘NY’ (United Kingdom)	21,027	1,241,434

		29,901,203

Energy - 15.1%

BP PLC ADR (United Kingdom)	85,553	3,287,802
Canadian Natural Resources Ltd (Canada)	57,488	1,925,405
Chevron Corp	28,454	3,343,345
Devon Energy Corp	70,122	2,574,179
Halliburton Co	36,967	1,701,591
Hess Corp	44,287	2,076,617
Marathon Oil Corp	169,625	2,300,115
Occidental Petroleum Corp	23,390	1,501,872
QEP Resources Inc *	87,836	752,754
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	65,110	3,944,364
Suncor Energy Inc (Canada)	129,449	4,534,598

		27,942,642

Financial - 34.4%

Aflac Inc	12,319	1,002,643
Ally Financial Inc	115,098	2,792,277
American International Group Inc	42,410	2,603,550
Bank of America Corp	333,914	8,461,381
Brighthouse Financial Inc *	6,194	376,595
Citigroup Inc	154,308	11,224,364
Citizens Financial Group Inc	57,221	2,166,959
Fifth Third Bancorp	118,455	3,314,371
JPMorgan Chase & Co	66,759	6,376,152

	Shares	Value
KeyCorp	39,975	$752,330
MetLife Inc	68,126	3,539,146
Morgan Stanley	80,640	3,884,429
State Street Corp	25,895	2,474,008
The Allstate Corp	22,360	2,055,108
The Bank of New York Mellon Corp	51,614	2,736,574
The Goldman Sachs Group Inc	8,572	2,033,193
The PNC Financial Services Group Inc	28,775	3,878,007
US Bancorp	13,487	722,768
Wells Fargo & Co	61,501	3,391,780

		63,785,635

Industrial - 8.9%

Arconic Inc	56,843	1,414,254
Caterpillar Inc	21,553	2,687,875
Eaton Corp PLC	38,508	2,957,029
Emerson Electric Co	20,588	1,293,750
General Electric Co	72,763	1,759,409
Ingersoll-Rand PLC	12,298	1,096,612
Johnson Controls International PLC	67,390	2,715,143
Textron Inc	49,558	2,670,185

		16,594,257

Technology - 5.7%

Cognizant Technology Solutions Corp ‘A’	17,628	1,278,735
Intel Corp	69,268	2,637,725
Microsoft Corp	40,483	3,015,579
NetApp Inc	33,026	1,445,218
QUALCOMM Inc	44,171	2,289,825

		10,667,082

Utilities - 0.6%

FirstEnergy Corp	35,945	1,108,184

Total Common Stocks (Cost $110,863,113)		179,716,330

CLOSED-END MUTUAL FUND - 0.5%

Altaba Inc *	13,171	872,447

Total Closed-End Mutual Fund (Cost $152,577)		872,447

SHORT-TERM INVESTMENT - 2.6%

Money Market Fund - 2.6%

BlackRock Liquidity Funds T-Fund Portfolio	4,769,100	4,769,100

Total Short-Term Investment (Cost $4,769,100)		4,769,100

TOTAL INVESTMENTS - 100.0% (Cost $115,784,790)		185,357,877

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		47,551

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(54,899)

NET ASSETS - 100.0%		$185,350,529

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	34.4%
Consumer, Non-Cyclical	16.1%
Energy	15.1%
Industrial	8.9%
Communications	7.5%
Consumer, Cyclical	6.4%
Technology	5.7%
Others (each less than 3.0%)	5.9%

	100.0%
Derivatives	0.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	14,357	USD	11,841	10/17	BRC	($334)
CAD	8,619	USD	7,054	10/17	RBC	(146)
CHF	14,221	USD	14,983	10/17	BRC	(290)
CHF	8,321	USD	8,760	10/17	RBC	(163)
EUR	12,924	USD	15,514	10/17	BRC	(234)
EUR	7,568	USD	9,130	10/17	RBC	(182)
GBP	6,679	USD	8,815	10/17	BRC	138
GBP	3,969	USD	5,205	10/17	RBC	114
USD	1,250,655	CAD	1,544,382	10/17	BRC	12,864
USD	1,250,159	CAD	1,544,408	10/17	CIB	12,346
USD	1,250,866	CAD	1,544,382	10/17	GSC	13,075
USD	1,376,600	CAD	1,697,356	10/17	RBC	16,203
USD	456,716	CHF	436,526	10/17	BRC	5,711
USD	456,727	CHF	436,526	10/17	CIB	5,722
USD	456,671	CHF	436,530	10/17	GSC	5,662
USD	456,822	CHF	436,526	10/17	RBC	5,817
USD	2,168,466	EUR	1,817,777	10/17	BRC	19,218
USD	2,168,354	EUR	1,817,777	10/17	CIB	19,105
USD	2,168,176	EUR	1,817,689	10/17	GSC	19,031
USD	2,168,535	EUR	1,817,777	10/17	RBC	19,287
USD	920,961	GBP	707,040	10/17	BRC	(26,693)
USD	233,906	GBP	173,900	10/17	BRC	826
USD	921,075	GBP	707,040	10/17	CIB	(26,579)
USD	85,008	GBP	63,218	10/17	CIB	276
USD	920,951	GBP	707,042	10/17	GSC	(26,707)
USD	121,741	GBP	90,778	10/17	GSC	70
USD	920,934	GBP	707,040	10/17	RBC	(26,721)
USD	35,902	GBP	26,685	10/17	RBC	135

Total Forward Foreign Currency Contracts						$47,551

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$3,996,186	$3,996,186	$—	$—
	Communications	13,920,383	12,659,003	1,261,380	—
	Consumer, Cyclical	11,800,758	11,800,758	—	—
	Consumer, Non-Cyclical	29,901,203	25,006,380	4,894,823	—
	Energy	27,942,642	27,942,642	—	—
	Financial	63,785,635	63,785,635	—	—
	Industrial	16,594,257	16,594,257	—	—
	Technology	10,667,082	10,667,082	—	—
	Utilities	1,108,184	1,108,184	—	—

	Total Common Stocks	179,716,330	173,560,127	6,156,203	—

	Closed-End Mutual Fund	872,447	872,447	—	—
	Short-Term Investment	4,769,100	4,769,100	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	155,600	—	155,600	—

	Total Assets	185,513,477	179,201,674	6,311,803	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(108,049)	—	(108,049)	—

	Total Liabilities	(108,049)	—	(108,049)	—

	Total	$185,405,428	$179,201,674	$6,203,754	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	1,194	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 98.4%

Basic Materials - 0.8%

Minerals Technologies Inc	977	69,025

Communications - 12.1%

Acacia Communications Inc *	406	19,123
Chegg Inc *	7,921	117,548
Etsy Inc *	2,561	43,230
GrubHub Inc *	2,796	147,237
Okta Inc *	763	21,524
Proofpoint Inc *	1,343	117,136
RingCentral Inc ‘A’ *	2,190	91,432
Shopify Inc ‘A’ (Canada) *	574	66,865
Stamps.com Inc *	902	182,790
The Trade Desk Inc ‘A’ *	2,720	167,307
TrueCar Inc *	2,897	45,744
Wix.com Ltd (Israel) *	980	70,413

		1,090,349

Consumer, Cyclical - 12.8%

Allison Transmission Holdings Inc	2,582	96,902
Beacon Roofing Supply Inc *	2,320	118,900
Burlington Stores Inc *	509	48,589
Canada Goose Holdings Inc (Canada) *	5,350	109,942
Dave & Buster’s Entertainment Inc *	2,581	135,451
Extended Stay America Inc	5,011	100,220
Floor & Decor Holdings Inc ‘A’ *	1,997	77,743
iRobot Corp *	934	71,974
Marriott Vacations Worldwide Corp	769	95,764
Ollie’s Bargain Outlet Holdings Inc *	1,093	50,715
Planet Fitness Inc ‘A’	7,866	212,225
Roku Inc *	1,393	36,970

		1,155,395

Consumer, Non-Cyclical - 31.4%

ABIOMED Inc *	182	30,685
Agios Pharmaceuticals Inc *	1,668	111,339
Alarm.com Holdings Inc *	1,951	88,146
Avexis Inc *	1,021	98,761
Bluebird Bio Inc *	517	71,010
Blueprint Medicines Corp *	2,674	186,298
Clovis Oncology Inc *	996	82,070
Exact Sciences Corp *	3,535	166,569
FibroGen Inc *	1,295	69,671
Foundation Medicine Inc *	1,683	67,657
Glaukos Corp *	1,035	34,155
Grand Canyon Education Inc *	751	68,206
HealthEquity Inc *	1,526	77,185
Insmed Inc *	1,871	58,394
Insulet Corp *	3,262	179,671
Live Nation Entertainment Inc *	4,542	197,804
Loxo Oncology Inc *	1,582	145,734
Nevro Corp *	1,139	103,512
Penumbra Inc *	1,734	156,580
Quanta Services Inc *	3,083	115,212
Repligen Corp *	2,355	90,244
Sage Therapeutics Inc *	758	47,223

	Shares	Value
Sarepta Therapeutics Inc *	2,011	$91,219
SodaStream International Ltd (Israel) *	2,026	134,628
Spark Therapeutics Inc *	1,761	157,011
TESARO Inc *	503	64,937
The Brink’s Co	579	48,781
Tivity Health Inc *	2,274	92,779

		2,835,481

Financial - 11.5%

Air Lease Corp	2,570	109,533
Cadence BanCorp *	755	17,305
CenterState Bank Corp	2,554	68,447
Evercore Inc ‘A’	1,475	118,369
Hamilton Lane Inc ‘A’	260	6,981
Moelis & Co ‘A’	2,125	91,481
Pinnacle Financial Partners Inc	1,254	83,955
Redfin Corp *	1,625	40,771
Sterling Bancorp	2,304	56,794
Texas Capital Bancshares Inc *	721	61,862
WageWorks Inc *	1,122	68,105
Webster Financial Corp	1,438	75,567
Western Alliance Bancorp *	2,295	121,819
Wintrust Financial Corp	1,008	78,936
WSFS Financial Corp	765	37,294

		1,037,219

Industrial - 15.7%

Aerojet Rocketdyne Holdings Inc *	1,267	44,358
Apogee Enterprises Inc	926	44,689
Atlas Air Worldwide Holdings Inc *	1,847	121,533
Builders FirstSource Inc *	7,800	140,322
BWX Technologies Inc	1,286	72,042
Cognex Corp	597	65,837
Coherent Inc *	211	49,621
Curtiss-Wright Corp	838	87,605
Eagle Materials Inc	1,041	111,075
GasLog Ltd (Monaco)	7,494	130,770
MasTec Inc *	2,772	128,621
Proto Labs Inc *	990	79,497
RBC Bearings Inc *	361	45,179
Trex Co Inc *	373	33,596
Universal Display Corp	981	126,402
XPO Logistics Inc *	1,976	133,933

		1,415,080

Technology - 14.1%

2U Inc *	3,452	193,450
Blackline Inc *	1,511	51,555
Cavium Inc *	1,034	68,182
CEVA Inc *	2,186	93,561
Cirrus Logic Inc *	992	52,893
Five9 Inc *	5,498	131,402
HubSpot Inc *	1,713	143,978
Inphi Corp *	1,178	46,755
IPG Photonics Corp *	242	44,785
Lumentum Holdings Inc *	1,842	100,113
Materialise NV ADR (Belgium) *	1,770	25,771
Monolithic Power Systems Inc	1,363	145,228
Paycom Software Inc *	1,773	132,904
Twilio Inc ‘A’ *	1,439	42,954

		1,273,531

Total Common Stocks (Cost $6,685,158)		8,876,080

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.4%

Money Market Fund - 3.4%

BlackRock Liquidity Funds T-Fund Portfolio	303,586	$303,586

Total Short-Term Investment (Cost $303,586)		303,586

TOTAL INVESTMENTS - 101.8% (COST $6,988,744)		9,179,666

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(160,838)

NET ASSETS - 100.0%		$9,018,828

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	31.4%
Industrial	15.7%
Technology	14.1%
Consumer, Cyclical	12.8%
Communications	12.1%
Financial	11.5%
Short-Term Investment	3.4%
Others (each less than 3.0%)	0.8%

	101.8%
Other Assets & Liabilities, Net	(1.8%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$8,876,080	$8,876,080	$—	$—
	Short-Term Investment	303,586	303,586	—	—

	Total	$9,179,666	$9,179,666	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Basic Materials - 2.4%

Monsanto Co	7,756	$929,324
The Sherwin-Williams Co	6,019	2,155,043
Univar Inc *	6,815	197,158

		3,281,525

Communications - 21.4%

Alibaba Group Holding Ltd ADR (China) *	1,156	199,653
Alphabet Inc ‘A’ *	5,639	5,490,807
Alphabet Inc ‘C’ *	3,916	3,755,875
Altice USA Inc ‘A’ *	3,399	92,827
Amazon.com Inc *	5,936	5,706,574
Comcast Corp ‘A’	57,517	2,213,254
Facebook Inc ‘A’ *	45,449	7,765,871
Netflix Inc *	13,076	2,371,333
The Priceline Group Inc *	1,015	1,858,282

		29,454,476

Consumer, Cyclical - 5.2%

Aramark	33,118	1,344,922
Costco Wholesale Corp	2,241	368,174
Dollar Tree Inc *	4,863	422,206
Lululemon Athletica Inc *	2,759	171,748
Marriott International Inc ‘A’	11,160	1,230,502
NIKE Inc ‘B’	24,880	1,290,028
Ross Stores Inc	4,739	305,997
Six Flags Entertainment Corp	9,121	555,834
Starbucks Corp	27,512	1,477,671

		7,167,082

Consumer, Non-Cyclical - 24.3%

Abbott Laboratories	20,083	1,071,629
Allergan PLC	3,358	688,222
Biogen Inc *	2,784	871,726
BioMarin Pharmaceutical Inc *	4,023	374,421
Bristol-Myers Squibb Co	18,855	1,201,818
Celgene Corp *	16,893	2,463,337
Colgate-Palmolive Co	17,147	1,249,159
Constellation Brands Inc ‘A’	10,903	2,174,603
CR Bard Inc	3,239	1,038,100
Danaher Corp	28,282	2,426,030
Danone SA (France)	6,664	523,413
Edwards Lifesciences Corp *	7,390	807,801
Eli Lilly & Co	11,130	952,060
Equifax Inc	5,144	545,213
FleetCor Technologies Inc *	4,714	729,586
Global Payments Inc	10,655	1,012,545
Medtronic PLC	23,172	1,802,086
Mondelez International Inc ‘A’	5,111	207,813
Monster Beverage Corp *	18,345	1,013,561
PayPal Holdings Inc *	11,023	705,803
Pernod Ricard SA (France)	2,496	345,281
Philip Morris International Inc	16,638	1,846,984
Regeneron Pharmaceuticals Inc *	2,764	1,235,840
Stryker Corp	6,254	888,193
The Cooper Cos Inc	698	165,503
The Estee Lauder Cos Inc ‘A’	8,134	877,170
Thermo Fisher Scientific Inc	17,404	3,292,837
UnitedHealth Group Inc	2,839	556,018
Verisk Analytics Inc *	11,061	920,165
Zoetis Inc	21,820	1,391,243

		33,378,160

Energy - 0.5%

Concho Resources Inc *	1,747	230,115
Pioneer Natural Resources Co	3,343	493,226

		723,341

	Shares	Value
Financial - 14.2%

American Tower Corp REIT	24,571	$3,358,364
Aon PLC	13,117	1,916,394
Intercontinental Exchange Inc	23,134	1,589,306
Mastercard Inc ‘A’	29,507	4,166,388
Morgan Stanley	17,924	863,399
The Blackstone Group LP	5,528	184,469
The Charles Schwab Corp	26,648	1,165,583
The Goldman Sachs Group Inc	2,411	571,865
Visa Inc ‘A’	53,989	5,681,801

		19,497,569

Industrial - 7.7%

AMETEK Inc	16,124	1,064,829
Amphenol Corp ‘A’	13,714	1,160,753
Canadian Pacific Railway Ltd (Canada)	7,319	1,229,811
Fortive Corp	12,989	919,491
Honeywell International Inc	5,995	849,731
Roper Technologies Inc	6,922	1,684,815
Union Pacific Corp	11,983	1,389,668
Vulcan Materials Co	13,357	1,597,497
Xylem Inc	11,497	720,057

		10,616,652

Technology - 23.7%

Activision Blizzard Inc	39,267	2,533,114
Adobe Systems Inc *	28,167	4,201,953
Analog Devices Inc	8,916	768,292
Apple Inc	16,624	2,562,091
Broadcom Ltd	8,575	2,079,781
Cognizant Technology Solutions Corp ‘A’	19,529	1,416,634
Electronic Arts Inc *	21,061	2,486,462
Fidelity National Information Services Inc	15,817	1,477,150
Fiserv Inc *	17,768	2,291,361
Intuit Inc	11,564	1,643,707
Microsoft Corp	84,105	6,264,980
NVIDIA Corp	12,356	2,208,882
PTC Inc *	3,538	199,119
salesforce.com Inc *	26,363	2,462,830

		32,596,356

Total Common Stocks (Cost $80,694,456)		136,715,161

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio	976,562	976,562

Total Short-Term Investment (Cost $976,562)		976,562

TOTAL INVESTMENTS - 100.1% (COST $81,671,018)		137,691,723

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(161,869)

NET ASSETS - 100.0%		$137,529,854

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.3%
Technology	23.7%
Communications	21.4%
Financial	14.2%
Industrial	7.7%
Consumer, Cyclical	5.2%
Others (each less than 3.0%)	3.6%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$3,281,525	$3,281,525	$—	$—
	Communications	29,454,476	29,454,476	—	—
	Consumer, Cyclical	7,167,082	7,167,082	—	—
	Consumer, Non-Cyclical	33,378,160	32,509,466	868,694	—
	Energy	723,341	723,341	—	—
	Financial	19,497,569	19,497,569	—	—
	Industrial	10,616,652	10,616,652	—	—
	Technology	32,596,356	32,596,356	—	—

	Total Common Stocks	136,715,161	135,846,467	868,694	—

	Short-Term Investment	976,562	976,562	—	—

	Total	$137,691,723	$136,823,029	$868,694	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF LARGE-CAP GROWTH FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Basic Materials - 2.2%

Monsanto Co	7,154	$857,192
The Sherwin-Williams Co	3,375	1,208,385

		2,065,577

Communications - 29.6%

Alibaba Group Holding Ltd ADR (China) *	4,256	735,054
Alphabet Inc ‘A’ *	6,281	6,115,935
Amazon.com Inc *	6,787	6,524,682
Facebook Inc ‘A’ *	20,087	3,432,266
MercadoLibre Inc (Argentina)	2,809	727,334
Netflix Inc *	12,740	2,310,399
Tencent Holdings Ltd (China)	71,500	3,126,030
The Priceline Group Inc *	1,610	2,947,620
Zayo Group Holdings Inc *	12,613	434,139
Zendesk Inc *	23,765	691,799

		27,045,258

Consumer, Cyclical - 6.5%

Domino’s Pizza Inc	6,591	1,308,643
NIKE Inc ‘B’	22,813	1,182,854
The Home Depot Inc	11,741	1,920,358
Ulta Beauty Inc *	6,725	1,520,254

		5,932,109

Consumer, Non-Cyclical - 24.5%

Alexion Pharmaceuticals Inc *	20,155	2,827,545
Becton Dickinson and Co	7,573	1,483,929
Biogen Inc *	3,493	1,093,728
Boston Scientific Corp *	51,275	1,495,692
Celgene Corp *	8,002	1,166,852
Constellation Brands Inc ‘A’	12,762	2,545,381
Dr Pepper Snapple Group Inc	7,154	632,914
Equifax Inc	14,231	1,508,344
Global Payments Inc	9,285	882,354
Illumina Inc *	5,830	1,161,336
PayPal Holdings Inc *	14,230	911,147
S&P Global Inc	4,183	653,845
UnitedHealth Group Inc	21,584	4,227,226
Vertex Pharmaceuticals Inc *	6,793	1,032,808
Zoetis Inc	12,622	804,779

		22,427,880

Energy - 1.8%

Halliburton Co	23,950	1,102,419
Pioneer Natural Resources Co	3,809	561,980

		1,664,399

Financial - 11.8%

Bank of America Corp	98,269	2,490,136
Berkshire Hathaway Inc ‘B’ *	7,122	1,305,605
Equinix Inc REIT	2,095	934,999
First Republic Bank	14,690	1,534,517
SBA Communications Corp REIT *	3,162	455,486
Visa Inc ‘A’	33,079	3,481,234
Wells Fargo & Co	10,491	578,579

		10,780,556

Industrial - 4.1%

Acuity Brands Inc	8,183	1,401,584
Roper Technologies Inc	3,844	935,630
TransDigm Group Inc	3,782	966,868
Vulcan Materials Co	3,852	460,699

		3,764,781

	Shares	Value
Technology - 18.7%

Activision Blizzard Inc	15,040	$970,230
Adobe Systems Inc *	11,892	1,774,049
Apple Inc	9,487	1,462,136
ASML Holding NV ‘NY’ (Netherlands)	8,430	1,443,216
Autodesk Inc *	17,526	1,967,469
Broadcom Ltd	6,209	1,505,931
Electronic Arts Inc *	3,936	464,684
Microsoft Corp	75,912	5,654,685
NVIDIA Corp	6,692	1,196,329
Teradyne Inc	17,067	636,428

		17,075,157

Total Common Stocks (Cost $59,257,537)		90,755,717

SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds T-Fund Portfolio	1,809,904	1,809,904

Total Short-Term Investment (Cost $1,809,904)		1,809,904

TOTAL INVESTMENTS - 101.2% (Cost $61,067,441)		92,565,621

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(1,099,203)

NET ASSETS - 100.0%		$91,466,418

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Communications	29.6%
Consumer, Non-Cyclical	24.5%
Technology	18.7%
Financial	11.8%
Consumer, Cyclical	6.5%
Industrial	4.1%
Others (each less than 3.0%)	6.0%

	101.2%
Other Assets & Liabilities, Net	(1.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF LARGE-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,065,577	$2,065,577	$—	$—
	Communications	27,045,258	23,919,228	3,126,030	—
	Consumer, Cyclical	5,932,109	5,932,109	—	—
	Consumer, Non-Cyclical	22,427,880	22,427,880	—	—
	Energy	1,664,399	1,664,399	—	—
	Financial	10,780,556	10,780,556	—	—
	Industrial	3,764,781	3,764,781	—	—
	Technology	17,075,157	17,075,157	—	—

	Total Common Stocks	90,755,717	87,629,687	3,126,030	—

	Short-Term Investment	1,809,904	1,809,904	—	—

	Total	$92,565,621	$89,439,591	$3,126,030	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Basic Materials - 3.4%

Air Products & Chemicals Inc	30,870	$4,668,161
Freeport-McMoRan Inc *	300,351	4,216,928
PPG Industries Inc	50,690	5,507,975

		14,393,064

Communications - 12.4%

Charter Communications Inc ‘A’ *	27,481	9,987,041
DISH Network Corp ‘A’ *	210,581	11,419,808
Motorola Solutions Inc	113,392	9,623,579
Time Warner Inc	140,273	14,370,969
Twenty-First Century Fox Inc ‘B’	290,814	7,500,093

		52,901,490

Consumer, Cyclical - 4.2%

CVS Health Corp	134,883	10,968,686
The Home Depot Inc	43,390	7,096,868

		18,065,554

Consumer, Non-Cyclical - 18.1%

AmerisourceBergen Corp	58,817	4,867,107
Amgen Inc	45,541	8,491,119
Anheuser-Busch InBev SA/NV ADR (Belgium)	40,329	4,811,249
Anthem Inc	49,751	9,446,720
British American Tobacco PLC ADR (United Kingdom)	60,578	3,783,086
Johnson & Johnson	62,622	8,141,486
Kimberly-Clark Corp	34,760	4,090,557
McCormick & Co Inc	38,414	3,942,813
Merck & Co Inc	161,258	10,325,350
Novartis AG ADR (Switzerland)	44,890	3,853,807
Philip Morris International Inc	84,972	9,432,742
UnitedHealth Group Inc	29,421	5,762,103

		76,948,139

Energy - 11.8%

Chevron Corp	69,451	8,160,492
Exxon Mobil Corp	93,362	7,653,817
Halliburton Co	201,461	9,273,250
National Oilwell Varco Inc	129,297	4,619,782
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	91,566	5,547,068
Schlumberger Ltd	83,575	5,830,192
Suncor Energy Inc (Canada)	264,435	9,263,158

		50,347,759

Financial - 29.7%

American Express Co	109,534	9,908,446
American Tower Corp REIT	50,820	6,946,078
Bank of America Corp	295,747	7,494,229
Capital One Financial Corp	56,782	4,807,164
Citigroup Inc	144,888	10,539,153
JPMorgan Chase & Co	192,713	18,406,019
Marsh & McLennan Cos Inc	101,156	8,477,884
MetLife Inc	84,330	4,380,944
State Street Corp	89,664	8,566,499
Synchrony Financial	136,810	4,247,951
The Bank of New York Mellon Corp	108,825	5,769,902
The Progressive Corp	117,682	5,698,162
The Travelers Cos Inc	46,637	5,713,965
US Bancorp	222,877	11,943,978
Wells Fargo & Co	245,635	13,546,770

		126,447,144

Industrial - 12.4%

Crown Holdings Inc *	125,900	7,518,748
Honeywell International Inc	84,613	11,993,047
Illinois Tool Works Inc	68,352	10,113,362

	Shares	Value
Martin Marietta Materials Inc	36,463	$7,519,764
TE Connectivity Ltd	104,105	8,646,961
United Technologies Corp	60,844	7,062,772

		52,854,654

Technology - 4.2%

Microsoft Corp	119,758	8,920,773
Nuance Communications Inc *	301,836	4,744,862
Xerox Corp	125,186	4,167,442

		17,833,077

Utilities - 1.6%

Sempra Energy	57,926	6,611,094

Total Common Stocks (Cost $250,433,119)		416,401,975

SHORT-TERM INVESTMENT - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio	9,478,627	9,478,627

Total Short-Term Investment (Cost $9,478,627)		9,478,627

TOTAL INVESTMENTS - 100.0% (Cost $259,911,746)		425,880,602

OTHER ASSETS & LIABILITIES, NET - 0.0%		116,859

NET ASSETS - 100.0%		$425,997,461

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	29.7%
Consumer, Non-Cyclical	18.1%
Communications	12.4%
Industrial	12.4%
Energy	11.8%
Consumer, Cyclical	4.2%
Technology	4.2%
Basic Materials	3.4%
Others (each less than 3.0%)	3.8%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in

Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$416,401,975	$416,401,975	$—	$—
	Short-Term Investment	9,478,627	9,478,627	—	—

	Total	$425,880,602	$425,880,602	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MAIN STREET® CORE FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Basic Materials - 2.4%

DowDuPont Inc	45,158	$3,126,288
PPG Industries Inc	38,345	4,166,568

		7,292,856

Communications - 13.5%

Alphabet Inc ‘C’ *	14,001	13,428,499
Cisco Systems Inc	138,320	4,651,702
Comcast Corp ‘A’	237,418	9,135,845
Facebook Inc ‘A’ *	46,340	7,918,116
Snap Inc ‘A’ *	58,050	844,047
Verizon Communications Inc	106,968	5,293,846

		41,272,055

Consumer, Cyclical - 7.8%

AutoZone Inc *	8,821	5,249,465
Delphi Automotive PLC	40,614	3,996,418
Fastenal Co	35,670	1,625,839
Lowe’s Cos Inc	49,730	3,975,416
McDonald’s Corp	34,160	5,352,189
Whirlpool Corp	19,120	3,526,493

		23,725,820

Consumer, Non-Cyclical - 24.7%

Boston Scientific Corp *	100,086	2,919,509
Celgene Corp *	45,642	6,655,516
Equifax Inc	6,840	724,972
Express Scripts Holding Co *	55,526	3,515,906
Gilead Sciences Inc	51,130	4,142,553
Merck & Co Inc	144,110	9,227,363
Mondelez International Inc ‘A’	116,439	4,734,410
Mylan NV *	55,508	1,741,286
Nielsen Holdings PLC	82,167	3,405,822
PayPal Holdings Inc *	64,029	4,099,777
PepsiCo Inc	74,739	8,328,167
Philip Morris International Inc	52,738	5,854,445
S&P Global Inc	26,718	4,176,291
Stryker Corp	21,400	3,039,228
The Kraft Heinz Co	60,417	4,685,338
UnitedHealth Group Inc	37,231	7,291,691
Valeant Pharmaceuticals International Inc *	60,650	869,114

		75,411,388

Energy - 6.2%

Magellan Midstream Partners LP	83,428	5,928,394
Phillips 66	29,825	2,732,268
Schlumberger Ltd	45,730	3,190,125
Suncor Energy Inc (Canada)	204,819	7,174,810

		19,025,597

Financial - 20.7%

American Express Co	71,740	6,489,600
Berkshire Hathaway Inc ‘B’ *	40,436	7,412,727
Brighthouse Financial Inc *	5,775	351,120
Citigroup Inc	137,838	10,026,336
CME Group Inc ‘A’	31,745	4,307,162
Discover Financial Services	46,948	3,027,207
Intercontinental Exchange Inc	67,370	4,628,319
Marsh & McLennan Cos Inc	41,594	3,485,993
MetLife Inc	63,530	3,300,383
Mid-America Apartment Communities Inc REIT	22,160	2,368,461
SunTrust Banks Inc	53,404	3,191,957
The Bank of New York Mellon Corp	90,627	4,805,044
The Progressive Corp	82,465	3,992,955
US Bancorp	78,304	4,196,311
Ventas Inc REIT	25,830	1,682,308

		63,265,883

	Shares	Value
Industrial - 9.6%

Agilent Technologies Inc	30,079	$1,931,072
Canadian National Railway Co (Canada)	49,268	4,081,854
Canadian Pacific Railway Ltd (Canada)	23,609	3,967,020
General Electric Co	265,707	6,424,795
Johnson Controls International PLC	70,632	2,845,763
Lockheed Martin Corp	19,185	5,952,914
Republic Services Inc	12,904	852,438
Vulcan Materials Co	17,720	2,119,312
Waste Connections Inc (Canada)	18,670	1,306,153

		29,481,321

Technology - 10.6%

Amdocs Ltd	77,487	4,983,964
Apple Inc	102,692	15,826,891
Applied Materials Inc	84,626	4,408,168
Cerner Corp *	37,833	2,698,250
Maxim Integrated Products Inc	33,330	1,590,174
Western Digital Corp	31,550	2,725,920

		32,233,367

Utilities - 3.2%

National Grid PLC (United Kingdom)	291,015	3,604,377
PG&E Corp	90,143	6,137,837

		9,742,214

Total Common Stocks (Cost $212,772,786)		301,450,501

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio	1,838,523	1,838,523

Total Short-Term Investment (Cost $1,838,523)		1,838,523

TOTAL INVESTMENTS - 99.3% (Cost $214,611,309)		303,289,024

OTHER ASSETS & LIABILITIES, NET - 0.7%		1,986,686

NET ASSETS - 100.0%		$305,275,710

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.7%
Financial	20.7%
Communications	13.5%
Technology	10.6%
Industrial	9.6%
Consumer, Cyclical	7.8%
Energy	6.2%
Utilities	3.2%
Others (each less than 3.0%)	3.0%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MAIN STREET CORE FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$7,292,856	$7,292,856	$—	$—
	Communications	41,272,055	41,272,055	—	—
	Consumer, Cyclical	23,725,820	23,725,820	—	—
	Consumer, Non-Cyclical	75,411,388	75,411,388	—	—
	Energy	19,025,597	19,025,597	—	—
	Financial	63,265,883	63,265,883	—	—
	Industrial	29,481,321	29,481,321	—	—
	Technology	32,233,367	32,233,367	—	—
	Utilities	9,742,214	6,137,837	3,604,377	—

	Total Common Stocks	301,450,501	297,846,124	3,604,377	—

	Short-Term Investment	1,838,523	1,838,523	—	—

	Total	$303,289,024	$299,684,647	$3,604,377	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Basic Materials - 5.4%

Albemarle Corp	4,838	$659,468
Celanese Corp ‘A’	4,244	442,522
CF Industries Holdings Inc	17,768	624,723
Newmont Mining Corp	18,259	684,895
Steel Dynamics Inc	13,830	476,720
Westlake Chemical Corp	8,113	674,109
Wheaton Precious Metals Corp (Canada)	5,888	112,402

		3,674,839

Communications - 4.8%

Arista Networks Inc *	4,021	762,422
DISH Network Corp ‘A’ *	5,278	286,226
eBay Inc *	9,864	379,369
Expedia Inc	2,615	376,403
IAC/InterActiveCorp *	3,786	445,158
Match Group Inc *	20,367	472,311
Palo Alto Networks Inc *	1,413	203,613
Proofpoint Inc *	3,553	309,893

		3,235,395

Consumer, Cyclical - 12.5%

Allison Transmission Holdings Inc	8,275	310,561
American Eagle Outfitters Inc	24,536	350,865
Brunswick Corp	6,100	341,417
Chipotle Mexican Grill Inc *	1,068	328,762
Darden Restaurants Inc	4,151	327,016
DR Horton Inc	9,202	367,436
Hilton Grand Vacations Inc *	12,485	482,296
Lear Corp	2,356	407,776
Mohawk Industries Inc *	1,758	435,123
NVR Inc *	61	174,155
Polaris Industries Inc	3,321	347,476
PulteGroup Inc	8,808	240,723
PVH Corp	2,225	280,484
Ross Stores Inc	6,671	430,746
Royal Caribbean Cruises Ltd	5,313	629,803
Six Flags Entertainment Corp	6,074	370,150
Skechers U.S.A. Inc ‘A’ *	14,949	375,070
Tenneco Inc	4,194	254,450
Texas Roadhouse Inc	4,848	238,231
Thor Industries Inc	9,213	1,160,009
Ulta Beauty Inc *	755	170,675
Vail Resorts Inc	1,936	441,640

		8,464,864

Consumer, Non-Cyclical - 19.0%

ABIOMED Inc *	13,224	2,229,566
Align Technology Inc *	1,298	241,778
Alkermes PLC *	2,945	149,724
AMERCO	808	302,919
BioMarin Pharmaceutical Inc *	3,693	343,708
ConAgra Brands Inc	6,872	231,861
Edwards Lifesciences Corp *	5,540	605,577
Hologic Inc *	12,567	461,083
Hormel Foods Corp	9,389	301,762
Humana Inc	1,473	358,867
Illumina Inc *	1,737	346,010
Incyte Corp *	2,280	266,167
Ionis Pharmaceuticals Inc *	3,526	178,768
LendingTree Inc *	967	236,383
Live Nation Entertainment Inc *	13,286	578,605
ManpowerGroup Inc	5,713	673,106
MarketAxess Holdings Inc	1,750	322,892
Molina Healthcare Inc *	8,902	612,101
Monster Beverage Corp *	8,008	442,442
NuVasive Inc *	4,068	225,611
Robert Half International Inc	7,279	366,425

	Shares	Value
S&P Global Inc	4,180	$653,376
Supernus Pharmaceuticals Inc *	9,719	388,760
Teleflex Inc	1,401	339,000
The Clorox Co	2,348	309,725
The Cooper Cos Inc	872	206,760
The Hershey Co	1,505	164,301
Tyson Foods Inc ‘A’	9,168	645,886
United Rentals Inc *	4,037	560,093
Universal Health Services Inc ‘B’	502	55,692

		12,798,948

Energy - 5.3%

Andeavor	2,636	271,903
Devon Energy Corp	21,280	781,189
Energen Corp *	9,613	525,639
Marathon Petroleum Corp	10,635	596,411
Newfield Exploration Co *	4,577	135,800
Oceaneering International Inc	14,251	374,374
Parsley Energy Inc ‘A’ *	4,000	105,360
Patterson-UTI Energy Inc	8,821	184,712
RPC Inc	13,670	338,879
TechnipFMC PLC (United Kingdom) *	9,857	275,207

		3,589,474

Financial - 15.8%

Affiliated Managers Group Inc	1,311	248,867
Arch Capital Group Ltd *	3,406	335,491
Axis Capital Holdings Ltd	2,783	159,494
CBOE Holdings Inc	4,036	434,395
Citizens Financial Group Inc	30,002	1,136,176
Comerica Inc	10,353	789,520
Cousins Properties Inc REIT	62,205	580,995
Ellie Mae Inc *	2,909	238,916
EPR Properties REIT	8,725	608,482
Host Hotels & Resorts Inc REIT	35,813	662,182
KeyCorp	36,954	695,474
Lamar Advertising Co ‘A’ REIT	10,331	707,983
Lincoln National Corp	4,788	351,822
Omega Healthcare Investors Inc REIT	9,459	301,837
Outfront Media Inc REIT	25,340	638,061
Senior Housing Properties Trust REIT	20,723	405,135
SunTrust Banks Inc	14,014	837,617
T Rowe Price Group Inc	2,730	247,475
Unum Group	5,216	266,694
Voya Financial Inc	17,825	711,039
White Mountains Insurance Group Ltd	387	331,659

		10,689,314

Industrial - 15.3%

Aerojet Rocketdyne Holdings Inc *	17,060	597,271
AGCO Corp	5,127	378,219
BWX Technologies Inc	11,944	669,103
Coherent Inc *	1,570	369,217
Dycom Industries Inc *	5,517	473,800
Harris Corp	5,137	676,440
Hexcel Corp	7,239	415,663
Huntington Ingalls Industries Inc	2,709	613,426
Keysight Technologies Inc *	17,003	708,345
Martin Marietta Materials Inc	2,351	484,847
Masco Corp	9,455	368,840
Norfolk Southern Corp	4,556	602,485
Old Dominion Freight Line Inc	2,944	324,164
Owens Corning	6,127	473,923
Parker-Hannifin Corp	2,625	459,428
Rockwell Automation Inc	1,993	355,172
Textron Inc	10,042	541,063
The Timken Co	8,412	408,403
Universal Display Corp	2,368	305,117
Vulcan Materials Co	3,574	427,450
Xylem Inc	10,279	643,774

		10,296,150

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Technology - 15.8%

Analog Devices Inc	4,142	$356,916
Aspen Technology Inc *	2,508	157,527
athenahealth Inc *	1,910	237,528
CSRA Inc	17,776	573,631
DXC Technology Co	26,478	2,273,931
Electronic Arts Inc *	1,199	141,554
Fiserv Inc *	4,257	548,983
IPG Photonics Corp *	4,764	881,626
Jack Henry & Associates Inc	5,086	522,790
Lam Research Corp	3,664	677,987
Micron Technology Inc *	11,202	440,575
ON Semiconductor Corp *	20,660	381,590
Red Hat Inc *	3,428	380,028
Science Applications International Corp	7,365	492,350
ServiceNow Inc *	3,354	394,196
Skyworks Solutions Inc	5,651	575,837
Take-Two Interactive Software Inc *	3,121	319,060
Veeva Systems Inc ‘A’ *	5,133	289,552
Western Digital Corp	4,303	371,779
Workday Inc ‘A’ *	3,200	337,248
Xilinx Inc	4,792	339,417

		10,694,105

Utilities - 5.9%

American Water Works Co Inc	11,057	894,622
Atmos Energy Corp	15,405	1,291,555
CMS Energy Corp	3,637	168,466
ONE Gas Inc	7,093	522,328
Xcel Energy Inc	22,863	1,081,877

		3,958,848

Total Common Stocks (Cost $51,201,463)		67,401,937

SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio	746,670	746,670

Total Short-Term Investment (Cost $746,670)		746,670

TOTAL INVESTMENTS – 100.9% (Cost $51,948,133)		68,148,607

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(592,984)

NET ASSETS - 100.0%		$67,555,623

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	19.0%
Technology	15.8%
Financial	15.8%
Industrial	15.3%
Consumer, Cyclical	12.5%
Utilities	5.9%
Basic Materials	5.4%
Energy	5.3%
Communications	4.8%
Short-Term Investment	1.1%

	100.9%
Other Assets & Liabilities, Net	(0.9%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$67,401,937	$67,401,937	$—	$—
	Short-Term Investment	746,670	746,670	—	—

	Total	$68,148,607	$68,148,607	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Basic Materials - 1.1%

Axalta Coating Systems Ltd *	5,523	$159,725

Communications - 6.9%

Arista Networks Inc *	918	174,062
GrubHub Inc *	6,482	341,342
MercadoLibre Inc (Argentina)	1,250	323,663
Pandora Media Inc *	22,728	175,006

		1,014,073

Consumer, Cyclical - 24.9%

BorgWarner Inc	7,199	368,805
Burberry Group PLC (United Kingdom)	9,282	219,162
Chipotle Mexican Grill Inc *	433	133,290
Duluth Holdings Inc ‘B’ *	2,833	57,482
Dunkin’ Brands Group Inc	5,268	279,625
Fastenal Co	10,658	485,792
Lululemon Athletica Inc *	4,285	266,741
Norwegian Cruise Line Holdings Ltd *	3,701	200,039
Polaris Industries Inc	3,805	398,117
The Scotts Miracle-Gro Co	1,608	156,523
Tiffany & Co	3,677	337,475
Tractor Supply Co	5,510	348,728
Under Armour Inc ‘C’ *	2,166	32,533
WABCO Holdings Inc *	1,269	187,812
Williams-Sonoma Inc	4,154	207,118

		3,679,242

Consumer, Non-Cyclical - 29.3%

ABIOMED Inc *	468	78,905
ACADIA Pharmaceuticals Inc *	6,375	240,146
Align Technology Inc *	1,197	222,965
BioMarin Pharmaceutical Inc *	2,502	232,861
Blue Buffalo Pet Products Inc *	6,723	190,597
CoStar Group Inc *	1,576	422,762
Edwards Lifesciences Corp *	2,927	319,950
Intuitive Surgical Inc * ‡	532	556,408
Jazz Pharmaceuticals PLC *	1,012	148,005
Laboratory Corp of America Holdings *	1,437	216,944
MarketAxess Holdings Inc	707	130,449
Pacira Pharmaceuticals Inc *	2,199	82,573
Snyder’s-Lance Inc	4,751	181,203
Sprouts Farmers Market Inc *	7,878	147,870
Square Inc ‘A’ *	6,120	176,317
The Hain Celestial Group Inc *	4,880	200,812
The Hershey Co	836	91,266
TransUnion*	4,255	201,091
Zoetis Inc	7,837	499,687

		4,340,811

Energy - 2.3%

Cabot Oil & Gas Corp	6,292	168,311
Cimarex Energy Co	1,494	169,823

		338,134

Financial - 8.6%

CME Group Inc ‘A’	2,822	382,889
Ellie Mae Inc *	1,339	109,972
First Republic Bank	2,833	295,935
Northern Trust Corp	2,001	183,952
Oaktree Capital Group LLC	2,919	137,339
Signature Bank *	1,272	162,867

		1,272,954

Industrial - 13.3%

Allegion PLC	2,153	186,170
AO Smith Corp	3,600	213,948

	Shares	Value
Expeditors International of Washington Inc	5,169	$309,416
Fortune Brands Home & Security Inc	3,193	214,665
Harris Corp	1,688	222,276
IDEX Corp	2,276	276,466
Kansas City Southern	343	37,277
Trimble Inc *	8,551	335,627
Wabtec Corp	2,298	174,074

		1,969,919

Technology - 12.9%

Electronic Arts Inc *	3,657	431,745
Guidewire Software Inc *	2,720	211,779
Maxim Integrated Products Inc	4,359	207,968
Microchip Technology Inc	3,322	298,249
Red Hat Inc *	2,723	301,872
ServiceNow Inc *	2,967	348,712
Tyler Technologies Inc *	594	103,546

		1,903,871

Total Common Stocks (Cost $10,648,714)		14,678,729

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	151,742	151,742

Total Short-Term Investment (Cost $151,742)		151,742

TOTAL INVESTMENTS - 100.3% (Cost $10,800,456)		14,830,471

DERIVATIVES – 0.1%
(See Notes (c) and (d) in Notes to Schedule of Investments)		15,995

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(53,536)

NET ASSETS - 100.0%		$14,792,930

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	29.3%
Consumer, Cyclical	24.9%
Industrial	13.3%
Technology	12.9%
Financial	8.6%
Communications	6.9%
Others (each less than 3.0%)	4.4%

	100.3%
Derivatives	0.1%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	As of September 30, 2017, an investment with a value of $209,176 was fully or partially segregated with the broker(s)/custodian as collateral for option contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(c)	Purchased options outstanding as of September 30, 2017 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - Russell 2000	1,450.00	11/17/17	CME	6	$870,000	$8,475	$8,460

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Kansas City Southern (12/17)	$115.00	12/15/17	CME	2	$23,000	$334	$350

			Counter- party
Put - SPDR S&P MidCap 400 ETF Trust (11/17)	320.00	11/17/17	CIT	49	1,568,000	13,573	13,475

						$13,907	$13,825

Total Purchased Options						$22,382	$22,285

(d)	Premium received and value of written options outstanding as of September 30, 2017 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - Sprouts Farmers Market Inc (10/17)	$22.50	10/20/17	CME	16	$36,000	$4,895	($6,000)
Put - Kansas City Southern (12/17)	100.00	12/15/17	CME	2	20,000	316	(290)

Total Written Options						$5,211	($6,290)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$159,725	$159,725	$—	$—
	Communications	1,014,073	1,014,073	—	—
	Consumer, Cyclical	3,679,242	3,460,080	219,162	—
	Consumer, Non-Cyclical	4,340,811	4,340,811	—	—
	Energy	338,134	338,134	—	—
	Financial	1,272,954	1,272,954	—	—
	Industrial	1,969,919	1,969,919	—	—
	Technology	1,903,871	1,903,871	—	—

	Total Common Stocks	14,678,729	14,459,567	219,162	—

	Short-Term Investment	151,742	151,742	—	—
	Derivatives:
	Equity Contracts
	Purchased Options	22,285	—	22,285	—

	Total Assets	14,852,756	14,611,309	241,447	—

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(6,290)	—	(6,290)	—

	Total Liabilities	(6,290)	—	(6,290)	—

	Total	$14,846,466	$14,611,309	$235,157	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Basic Materials - 2.2%

FMC Corp	9,238	$825,046
PPG Industries Inc	4,529	492,121
Steel Dynamics Inc	57,412	1,978,992
Valvoline Inc	46,131	1,081,772

		4,377,931

Communications - 3.7%

CBS Corp ‘B’	14,677	851,266
eBay Inc *	45,505	1,750,122
Expedia Inc	7,596	1,093,368
IAC/InterActiveCorp *	19,094	2,245,073
Omnicom Group Inc	5,064	375,090
The Interpublic Group of Cos Inc	42,310	879,625

		7,194,544

Consumer, Cyclical - 6.4%

Advance Auto Parts Inc	6,690	663,648
American Airlines Group Inc	21,566	1,024,169
BorgWarner Inc	34,775	1,781,523
Brunswick Corp	20,982	1,174,363
Delta Air Lines Inc	17,675	852,288
Hasbro Inc	7,803	762,119
Lear Corp	4,934	853,977
PACCAR Inc	9,719	703,072
Southwest Airlines Co	18,174	1,017,381
Tenneco Inc	10,682	648,077
United Continental Holdings Inc *	15,105	919,592
WABCO Holdings Inc *	8,323	1,231,804
WESCO International Inc *	14,908	868,391

		12,500,404

Consumer, Non-Cyclical - 9.0%

Boston Scientific Corp *	64,975	1,895,321
Bruker Corp	19,344	575,484
Cardinal Health Inc	15,277	1,022,337
Coca-Cola European Partners PLC (United Kingdom)	28,300	1,177,846
DaVita Inc *	14,825	880,457
ICON PLC *	6,464	736,120
Laboratory Corp of America Holdings *	15,053	2,272,551
ManpowerGroup Inc	25,450	2,998,519
Moody’s Corp	5,998	834,982
Nielsen Holdings PLC	19,055	789,830
Robert Half International Inc	44,809	2,255,685
Universal Health Services Inc ‘B’	11,804	1,309,536
Zimmer Biomet Holdings Inc	7,254	849,371

		17,598,039

Energy - 8.1%

Anadarko Petroleum Corp	19,981	976,072
Andeavor	18,566	1,915,083
Cimarex Energy Co	5,103	580,058
Diamondback Energy Inc *	25,493	2,497,294
Energen Corp *	38,616	2,111,523
EQT Corp	25,425	1,658,727
Marathon Petroleum Corp	25,917	1,453,425
Newfield Exploration Co *	33,024	979,822
Parsley Energy Inc ‘A’ *	61,983	1,632,632
Pioneer Natural Resources Co	6,117	902,502
RSP Permian Inc *	32,181	1,113,141

		15,820,279

Financial - 31.8%

Air Lease Corp	22,433	956,094
Alleghany Corp *	4,248	2,353,434
American Assets Trust Inc REIT	20,238	804,865
American Homes 4 Rent ‘A’ REIT	30,751	667,604

	Shares	Value
Aon PLC	17,374	$2,538,341
BB&T Corp	20,616	967,715
Boston Properties Inc REIT	23,260	2,858,189
Discover Financial Services	45,593	2,939,837
Douglas Emmett Inc REIT	36,560	1,441,195
Duke Realty Corp REIT	29,094	838,489
E*TRADE Financial Corp *	25,296	1,103,159
East West Bancorp Inc	46,015	2,750,777
Equity Residential REIT	17,363	1,144,743
Essex Property Trust Inc REIT	3,308	840,331
Fifth Third Bancorp	77,323	2,163,498
Huntington Bancshares Inc	209,627	2,926,393
KeyCorp	53,348	1,004,009
Kilroy Realty Corp REIT	8,629	613,694
Kimco Realty Corp REIT	34,969	683,644
Loews Corp	35,687	1,707,980
Marsh & McLennan Cos Inc	22,497	1,885,474
Navient Corp	76,441	1,148,144
Raymond James Financial Inc	36,573	3,084,201
Regency Centers Corp REIT	23,446	1,454,590
Regions Financial Corp	98,266	1,496,591
Reinsurance Group of America Inc	19,646	2,741,206
SL Green Realty Corp REIT	26,955	2,731,081
SLM Corp *	154,424	1,771,243
State Street Corp	14,957	1,428,992
SunTrust Banks Inc	47,707	2,851,447
Synchrony Financial	43,206	1,341,546
TD Ameritrade Holding Corp	21,813	1,064,474
The Allstate Corp	22,041	2,025,788
Torchmark Corp	10,389	832,055
Unum Group	54,112	2,766,747
WR Berkley Corp	21,813	1,455,800
XL Group Ltd (Bermuda)	19,801	781,149

		62,164,519

Industrial - 19.6%

AMETEK Inc	31,829	2,101,987
Arrow Electronics Inc *	35,560	2,859,380
Belden Inc	8,065	649,474
Berry Global Group Inc *	29,290	1,659,278
Cemex SAB de CV ADR (Mexico) *	93,089	845,248
Crown Holdings Inc *	36,289	2,167,179
Cummins Inc	7,539	1,266,778
Curtiss-Wright Corp	10,590	1,107,079
Eaton Corp PLC	19,932	1,530,578
EnerSys	10,248	708,854
Flex Ltd *	132,296	2,192,145
Fluor Corp	15,477	651,582
Graphic Packaging Holding Co	96,636	1,348,072
Harris Corp	30,014	3,952,244
Hubbell Inc	5,102	591,934
Huntington Ingalls Industries Inc	4,851	1,098,460
Ingersoll-Rand PLC	17,545	1,564,488
Jabil Inc	19,343	552,243
L3 Technologies Inc	4,239	798,755
Masco Corp	61,753	2,408,985
Spirit AeroSystems Holdings Inc ‘A’	14,805	1,150,645
Stanley Black & Decker Inc	12,869	1,942,833
TE Connectivity Ltd	22,867	1,899,333
Textron Inc	23,951	1,290,480
The Timken Co	20,864	1,012,947
WestRock Co	17,309	981,949

		38,332,930

Technology - 11.9%

Activision Blizzard Inc	50,485	3,256,787
Amdocs Ltd	49,002	3,151,809
Cognizant Technology Solutions Corp ‘A’	10,085	731,566
DXC Technology Co	30,246	2,597,526
Fidelity National Information Services Inc	29,843	2,787,038

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Hewlett Packard Enterprise Co	56,587	$832,395
HP Inc	79,966	1,596,121
Leidos Holdings Inc	18,633	1,103,446
Marvell Technology Group Ltd (Bermuda)	59,437	1,063,922
Micro Focus International PLC ADR (United Kingdom) * l	—	28
Microsemi Corp *	19,086	982,547
NetApp Inc	21,060	921,586
NetEase Inc ADR (China)	4,781	1,261,276
ON Semiconductor Corp *	67,299	1,243,013
Skyworks Solutions Inc	8,104	825,798
Western Digital Corp	9,468	818,035

		23,172,893

Utilities - 6.1%

Alliant Energy Corp	49,580	2,061,041
Edison International	26,184	2,020,619
Great Plains Energy Inc	21,198	642,299
PG&E Corp	33,189	2,259,839
Pinnacle West Capital Corp	25,440	2,151,206
Portland General Electric Co	25,570	1,167,015
Xcel Energy Inc	32,100	1,518,972

		11,820,991

Total Common Stocks (Cost $157,940,993)		192,982,530

	Shares	Value
SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	1,953,640	$1,953,640

Total Short-Term Investment (Cost $1,953,640)		1,953,640

TOTAL INVESTMENTS - 99.8% (Cost $159,894,633)		194,936,170

OTHER ASSETS & LIABILITIES, NET - 0.2%		380,077

NET ASSETS - 100.0%		$195,316,247

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	31.8%
Industrial	19.6%
Technology	11.9%
Consumer, Non-Cyclical	9.0%
Energy	8.1%
Consumer, Cyclical	6.4%
Utilities	6.1%
Communications	3.7%
Others (each less than 3.0%)	3.2%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$192,982,530	$192,982,530	$—	$—
	Short-Term Investment	1,953,640	1,953,640	—	—

	Total	$194,936,170	$194,936,170	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 0.5%

Orion Engineered Carbons SA (Luxembourg)	25,650	$575,843

Communications - 5.1%

A10 Networks Inc *	121,416	917,905
Extreme Networks Inc *	74,760	888,896
FTD Cos Inc *	68,540	893,762
Houghton Mifflin Harcourt Co *	33,140	399,337
Infinera Corp *	80,860	717,228
NETGEAR Inc *	19,501	928,248
Scholastic Corp	33,190	1,234,668

		5,980,044

Consumer, Cyclical - 13.7%

Anixter International Inc *	18,290	1,554,650
Bloomin’ Brands Inc	54,810	964,656
Caleres Inc	38,640	1,179,293
Citi Trends Inc	43,830	870,902
Cooper-Standard Holdings Inc *	12,413	1,439,536
Crocs Inc *	90,990	882,603
Dana Inc	55,810	1,560,448
Ethan Allen Interiors Inc	38,480	1,246,752
Knoll Inc	61,170	1,223,400
Red Robin Gourmet Burgers Inc *	23,470	1,572,490
Regal Entertainment Group ‘A’	64,820	1,037,120
SkyWest Inc	40,065	1,758,854
Wesco Aircraft Holdings Inc *	78,170	734,798

		16,025,502

Consumer, Non-Cyclical - 10.2%

ABM Industries Inc	19,950	832,114
Booz Allen Hamilton Holding Corp	32,520	1,215,923
Cott Corp (Canada)	92,350	1,386,173
ICON PLC *	13,721	1,562,547
LifePoint Health Inc *	20,920	1,211,268
Molina Healthcare Inc *	20,090	1,381,388
Sotheby’s *	31,670	1,460,304
TrueBlue Inc *	59,800	1,342,510
Viad Corp	12,960	789,264
WellCare Health Plans Inc *	4,150	712,721

		11,894,212

Energy - 7.7%

Helix Energy Solutions Group Inc *	44,690	330,259
MRC Global Inc *	48,920	855,611
Oasis Petroleum Inc *	121,450	1,107,624
Oil States International Inc *	28,470	721,715
Patterson-UTI Energy Inc	52,970	1,109,192
QEP Resources Inc *	116,410	997,634
RPC Inc	67,500	1,673,325
SM Energy Co	56,710	1,006,035
SRC Energy Inc *	129,320	1,250,524

		9,051,919

Financial - 26.9%

1st Source Corp	17,659	897,077
Armada Hoffler Properties Inc REIT	61,130	844,205
Associated Banc-Corp	74,750	1,812,687
Customers Bancorp Inc *	42,616	1,390,134
Education Realty Trust Inc REIT	33,230	1,193,954
Essent Group Ltd *	39,270	1,590,435
First American Financial Corp	15,270	763,042
First Commonwealth Financial Corp	79,490	1,123,194
Fulton Financial Corp	65,420	1,226,625
Gramercy Property Trust REIT	55,765	1,686,891
HomeStreet Inc *	35,470	957,690
Hope Bancorp Inc	79,421	1,406,547
Huntington Bancshares Inc l	—	8
Independence Realty Trust Inc REIT	103,830	1,055,951
Independent Bank Group Inc	25,940	1,564,182

	Shares	Value
National Storage Affiliates Trust REIT	55,580	$1,347,259
Selective Insurance Group Inc	22,020	1,185,777
STAG Industrial Inc REIT	26,950	740,317
State Auto Financial Corp	23,900	626,897
Sterling Bancorp	78,310	1,930,342
Synovus Financial Corp	27,440	1,263,886
Texas Capital Bancshares Inc *	22,950	1,969,110
Validus Holdings Ltd	11,510	566,407
Webster Financial Corp	34,240	1,799,312
WSFS Financial Corp	20,235	986,456
Zions Bancorp	31,694	1,495,323

		31,423,708

Industrial - 18.1%

AECOM *	35,859	1,319,958
Air Transport Services Group Inc *	29,900	727,766
Atlas Air Worldwide Holdings Inc *	14,210	935,018
Columbus Mckinnon Corp	31,340	1,186,846
Covenant Transportation Group Inc ‘A’ *	56,293	1,631,371
EnerSys	19,830	1,371,641
Esterline Technologies Corp *	12,940	1,166,541
General Cable Corp	69,350	1,307,247
Granite Construction Inc	15,910	921,984
Graphic Packaging Holding Co	119,630	1,668,839
Oshkosh Corp	18,920	1,561,657
Regal Beloit Corp	14,030	1,108,370
Saia Inc *	16,346	1,024,077
SPX FLOW Inc *	34,790	1,341,502
Terex Corp	34,970	1,574,349
Trinseo SA	20,839	1,398,297
Tutor Perini Corp *	33,750	958,500

		21,203,963

Technology - 13.5%

Convergys Corp	52,490	1,358,966
CSG Systems International Inc	30,790	1,234,679
Cypress Semiconductor Corp	53,876	809,218
FormFactor Inc *	35,671	601,056
Integrated Device Technology Inc *	28,150	748,227
Kulicke & Soffa Industries Inc (Singapore) *	70,210	1,514,430
MagnaChip Semiconductor Corp (South Korea) *	57,680	654,668
Mellanox Technologies Ltd (Israel) *	14,010	660,572
Mitel Networks Corp *	78,631	659,714
NCR Corp *	37,440	1,404,749
Photronics Inc *	60,898	538,947
Unisys Corp *	120,273	1,022,321
VeriFone Systems Inc *	70,330	1,426,292
Verint Systems Inc *	38,340	1,604,529
Virtusa Corp *	20,390	770,334
WNS Holdings Ltd ADR (India) *	20,980	765,770

		15,774,472

Utilities - 2.5%

Black Hills Corp	9,810	675,615
PNM Resources Inc	30,440	1,226,732
Portland General Electric Co	22,850	1,042,874

		2,945,221

Total Common Stocks (Cost $89,201,289)		114,874,884

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio	2,022,096	2,022,096

Total Short-Term Investment (Cost $2,022,096)		2,022,096

TOTAL INVESTMENTS - 99.9% (Cost $91,223,385)		116,896,980

OTHER ASSETS & LIABILITIES, NET - 0.1%		106,579

NET ASSETS - 100.0%		$117,003,559

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	26.9%
Industrial	18.1%
Consumer, Cyclical	13.7%
Technology	13.5%
Consumer, Non-Cyclical	10.2%
Energy	7.7%
Communications	5.1%
Others (each less than 3.0%)	4.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$114,874,884	$114,874,884	$—	$—
	Short-Term Investment	2,022,096	2,022,096	—	—

	Total	$116,896,980	$116,896,980	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.3%

Brazil - 1.2%

Lojas Americanas SA	451,618	$2,747,795

India - 0.1%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22	708,924	106,143

Total Preferred Stocks (Cost $1,740,190)		2,853,938

COMMON STOCKS - 96.4%

Argentina - 0.0%

MercadoLibre Inc	390	100,983

Brazil - 4.0%

Atacadao Distribuicao Comercio e Industria Ltda *	256,800	1,256,777
B3 SA - Brasil Bolsa Balcao	567,616	4,277,977
Embraer SA ADR	18,210	411,728
Estacio Participacoes SA	119,200	1,165,598
Natura Cosmeticos SA	16,700	165,041
Sul America SA	187,260	1,055,394

		8,332,515

Chile - 0.1%

Banco de Chile	1,542,481	235,282

China - 24.8%

3SBio Inc * ~	410,500	660,296
Alibaba Group Holding Ltd ADR *	67,399	11,640,481
China International Capital Corp Ltd ‘H’ ~	378,800	772,141
China Lodging Group Ltd ADR *	29,110	3,458,850
China Mobile Ltd	220,500	2,238,506
Ctrip.com International Ltd ADR *	87,170	4,597,346
Jiangsu Hengrui Medicine Co Ltd ‘A’	389,105	3,510,427
Kweichow Moutai Co Ltd ‘A’	30,644	2,389,154
NetEase Inc ADR	3,090	815,173
New Oriental Education & Technology Group Inc ADR	24,810	2,189,730
Sinopharm Group Co Ltd ‘H’	865,800	3,835,057
Tencent Holdings Ltd	320,122	13,995,956
Want Want China Holdings Ltd	1,680,000	1,183,656
Wuxi Biologics Cayman Inc * ~	46,500	236,688
ZTO Express Cayman Inc ADR *	31,940	448,437

		51,971,898

Colombia - 1.2%

Grupo Aval Acciones y Valores SA ADR	157,769	1,415,188
Grupo de Inversiones Suramericana SA	77,083	1,076,206

		2,491,394

Egypt - 0.5%

Commercial International Bank Egypt SAE	213,261	986,196

France - 3.8%

Kering	12,877	5,129,750
LVMH Moet Hennessy Louis Vuitton SE	10,566	2,920,819

		8,050,569

Hong Kong - 5.0%

AIA Group Ltd	775,200	5,739,039
Hang Lung Group Ltd	117,000	421,329

	Shares	Value
Hong Kong Exchanges & Clearing Ltd	37,635	$1,016,449
Jardine Strategic Holdings Ltd	78,211	3,382,697

		10,559,514

India - 12.3%

Apollo Hospitals Enterprise Ltd	68,695	1,058,533
Biocon Ltd	90,065	458,276
Cholamandalam Investment and Finance Co Ltd	28,317	473,940
Dr Reddy’s Laboratories Ltd	30,727	1,098,509
Glenmark Pharmaceuticals Ltd	43,247	396,467
Housing Development Finance Corp Ltd	366,394	9,780,168
Infosys Ltd	245,150	3,384,711
Kotak Mahindra Bank Ltd	169,543	2,604,748
Tata Consultancy Services Ltd	53,915	2,013,114
UltraTech Cement Ltd	23,210	1,370,505
Zee Entertainment Enterprises Ltd	389,285	3,104,433

		25,743,404

Indonesia - 2.4%

P.T. Astra International Tbk	2,661,300	1,562,468
P.T. Bank Mandiri Persero Tbk	2,729,800	1,364,162
P.T. Bank Rakyat Indonesia Persero Tbk	874,700	993,064
P.T. Indocement Tunggal Prakarsa Tbk	728,200	1,021,826

		4,941,520

Italy - 1.1%

PRADA SPA	670,000	2,346,548

Malaysia - 1.5%

Genting Bhd	977,700	2,212,814
Genting Malaysia Bhd	771,800	983,697

		3,196,511

Mexico - 5.3%

Fomento Economico Mexicano SAB de CV	266,316	2,542,945
Fomento Economico Mexicano SAB de CV ADR	12,910	1,233,292
Grupo Aeroportuario del Sureste SAB de CV ‘B’	63,078	1,203,020
Grupo Financiero Banorte SAB de CV ‘O’	231,432	1,593,335
Grupo Financiero Inbursa SAB de CV ‘O’	1,096,421	2,004,385
Grupo Mexico SAB de CV ‘B’	518,411	1,587,687
Kimberly-Clark de Mexico SAB de CV ‘A’	447,539	912,036

		11,076,700

Nigeria - 0.5%

Nigerian Breweries PLC	1,250,030	574,526
Zenith Bank PLC	7,617,678	496,528

		1,071,054

Peru - 0.6%

Credicorp Ltd	6,040	1,238,321

Philippines - 3.7%

Ayala Corp	21,000	401,329
Ayala Land Inc	1,535,100	1,316,428
Bank of the Philippine Islands	66,950	131,068
Jollibee Foods Corp	249,480	1,197,344
SM Investments Corp	155,377	2,702,929
SM Prime Holdings Inc	2,873,670	1,950,864

		7,699,962

Poland - 0.5%

Bank Pekao SA	31,982	1,123,006

Portugal - 0.1%

Jeronimo Martins SGPS SA	10,313	203,567

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Russia - 7.5%

Alrosa PJSC	876,533	$1,254,319
Magnit PJSC (RTS)	31,908	5,601,065
Moscow Exchange MICEX-RTS PJSC	570,241	1,144,993
Novatek PJSC GDR	45,570	5,354,274
Polyus PJSC GDR ~	14,500	561,730
Sberbank of Russia PJSC ADR	122,953	1,753,250

		15,669,631

South Africa - 3.3%

FirstRand Ltd	489,832	1,883,581
Mediclinic International PLC	80,600	702,025
Shoprite Holdings Ltd	88,478	1,352,061
Steinhoff International Holdings NV	668,959	2,973,254

		6,910,921

South Korea - 4.9%

Amorepacific Corp	3,381	767,504
Amorepacific Group	3,375	364,435
Celltrion Healthcare Co Ltd *	11,086	537,192
Celltrion Inc *	6,011	746,829
LG Household & Health Care Ltd	3,018	2,466,362
NAVER Corp	6,029	3,933,510
Samsung Biologics Co Ltd * ~	5,172	1,530,389

		10,346,221

Spain - 0.4%

Prosegur Cash SA * ~	271,869	817,760

Switzerland - 2.5%

Glencore PLC	1,132,486	5,198,115

Taiwan - 5.8%

Taiwan Semiconductor Manufacturing Co Ltd	1,697,995	12,161,822

Turkey - 1.1%

Anadolu Efes Biracilik Ve Malt Sanayii AS	164,991	968,384
BIM Birlesik Magazalar AS	65,942	1,374,914

		2,343,298

United Arab Emirates - 2.0%

DP World Ltd	133,041	2,988,101
Emaar Properties PJSC	489,493	1,133,789

		4,121,890

United Kingdom - 1.5%

Anglo American PLC	43,400	780,261
Old Mutual PLC	33,705	87,341
Unilever PLC	39,611	2,292,656

		3,160,258

Total Common Stocks (Cost $135,319,907)		202,098,860

	Shares	Value
SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio	4,328,494	$4,328,494

Total Short-Term Investment (Cost $4,328,494)		4,328,494

TOTAL INVESTMENTS - 99.8% (Cost $141,388,591)		209,281,292

OTHER ASSETS & LIABILITIES, NET - 0.2%		414,317

NET ASSETS - 100.0%		$209,695,609

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.1%
Consumer, Non-Cyclical	22.1%
Communications	18.9%
Consumer, Cyclical	14.1%
Technology	8.8%
Basic Materials	4.5%
Others (each less than 3.0%)	8.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of September 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	24.8%
India	12.4%
Russia	7.5%
Taiwan	5.8%
Mexico	5.3%
Brazil	5.2%
Hong Kong	5.0%
South Korea	4.9%
France	3.8%
Philippines	3.7%
South Africa	3.3%
Others (each less than 3.0%)	18.1%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,853,938	$2,853,938	$—	$—
	Common Stocks
	Argentina	100,983	100,983	—	—
	Brazil	8,332,515	8,332,515	—	—
	Chile	235,282	235,282	—	—
	China	51,971,898	26,660,444	25,311,454	—
	Colombia	2,491,394	2,491,394	—	—
	Egypt	986,196	986,196	—	—
	France	8,050,569	—	8,050,569	—
	Hong Kong	10,559,514	—	10,559,514	—
	India	25,743,404	—	25,743,404	—
	Indonesia	4,941,520	1,021,826	3,919,694	—
	Italy	2,346,548	—	2,346,548	—
	Malaysia	3,196,511	—	3,196,511	—
	Mexico	11,076,700	11,076,700	—	—
	Nigeria	1,071,054	1,071,054	—	—
	Peru	1,238,321	1,238,321	—	—
	Philippines	7,699,962	131,068	7,568,894	—
	Poland	1,123,006	—	1,123,006	—
	Portugal	203,567	—	203,567	—
	Russia	15,669,631	—	15,669,631	—
	South Africa	6,910,921	2,054,086	4,856,835	—
	South Korea	10,346,221	3,003,554	7,342,667	—
	Spain	817,760	817,760	—	—
	Switzerland	5,198,115	—	5,198,115	—
	Taiwan	12,161,822	—	12,161,822	—
	Turkey	2,343,298	—	2,343,298	—
	United Arab Emirates	4,121,890	2,988,101	1,133,789	—
	United Kingdom	3,160,258	—	3,160,258	—

	Total Common Stocks	202,098,860	62,209,284	139,889,576	—

	Short-Term Investment	4,328,494	4,328,494	—	—

	Total	$209,281,292	$69,391,716	$139,889,576	$—

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$746,829	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
5,542,274	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Australia - 0.5%

Orica Ltd	57,809	$899,852

Belgium - 1.2%

KBC Group NV	24,600	2,087,051

Brazil - 1.0%

Ambev SA ADR	260,967	1,719,773

Canada - 4.3%

Canadian National Railway Co	45,072	3,734,215
Loblaw Cos Ltd	22,447	1,225,118
Suncor Energy Inc	80,509	2,821,606

		7,780,939

China - 1.8%

Alibaba Group Holding Ltd ADR *	11,650	2,012,072
Baidu Inc ADR *	4,971	1,231,267

		3,243,339

Denmark - 2.3%

Carlsberg AS ‘B’	10,564	1,159,229
Novo Nordisk AS ‘B’	63,358	3,046,172

		4,205,401

France - 14.6%

Air Liquide SA	31,279	4,171,210
Danone SA	30,012	2,357,244
Dassault Systemes SE	13,626	1,378,573
Engie SA	129,450	2,198,231
Hermes International	985	496,958
L’Oreal SA	8,376	1,776,067
Legrand SA	23,495	1,695,626
LVMH Moet Hennessy Louis Vuitton SE	13,871	3,834,439
Pernod Ricard SA	29,703	4,108,922
Schneider Electric SE *	50,153	4,367,352

		26,384,622

Germany - 11.2%

Bayer AG	47,885	6,541,214
Beiersdorf AG	32,384	3,486,630
Linde AG	8,067	1,677,506
Merck KGaA	15,082	1,679,722
MTU Aero Engines AG	7,265	1,160,160
ProSiebenSat.1 Media SE	36,119	1,232,551
SAP SE	39,312	4,310,350

		20,088,133

Hong Kong - 2.3%

AIA Group Ltd	560,862	4,152,230
Global Brands Group Holding Ltd *	612,639	59,132

		4,211,362

India - 2.7%

Housing Development Finance Corp Ltd	79,992	2,135,229
Tata Consultancy Services Ltd	71,546	2,671,432

		4,806,661

Israel - 1.2%

Check Point Software Technologies Ltd *	19,403	2,212,330

	Shares	Value
Italy - 1.1%

Eni SPA	106,120	$1,757,518
Luxottica Group SPA	5,176	289,645

		2,047,163

Japan - 12.7%

Daikin Industries Ltd	19,600	1,984,941
Denso Corp	51,800	2,621,618
FANUC Corp	9,600	1,946,435
Hoya Corp	87,500	4,731,899
Japan Tobacco Inc	57,700	1,890,885
Kao Corp	24,500	1,442,397
Kubota Corp	100,600	1,829,983
Kyocera Corp	35,900	2,228,164
Shin-Etsu Chemical Co Ltd	11,300	1,011,349
Terumo Corp	82,000	3,225,328

		22,912,999

Netherlands - 5.7%

Akzo Nobel NV	30,098	2,775,907
Heineken NV	7,299	722,250
ING Groep NV	233,268	4,299,654
Randstad Holding NV	39,889	2,465,273

		10,263,084

Singapore - 2.1%

DBS Group Holdings Ltd	198,200	3,051,104
Singapore Telecommunications Ltd	253,762	689,833

		3,740,937

Spain - 2.2%

Amadeus IT Group SA	59,738	3,885,263

Sweden - 0.9%

Hennes & Mauritz AB ‘B’	64,137	1,666,038

Switzerland - 12.8%

Julius Baer Group Ltd	32,511	1,929,207
Kuehne + Nagel International AG	4,704	871,655
Nestle SA	80,131	6,726,296
Novartis AG	38,280	3,283,465
Roche Holding AG	18,683	4,775,751
UBS Group AG	225,923	3,864,860
Zurich Insurance Group AG	5,369	1,640,656

		23,091,890

Taiwan - 1.8%

Taiwan Semiconductor Manufacturing Co Ltd ADR	86,418	3,244,996

United Kingdom - 14.0%

Barclays PLC	491,943	1,275,598
Compass Group PLC	214,623	4,553,766
Diageo PLC	92,981	3,057,723
Experian PLC	64,161	1,288,779
Prudential PLC	57,442	1,374,614
Reckitt Benckiser Group PLC	38,398	3,508,346
RELX NV	96,015	2,042,562
Rio Tinto PLC	38,290	1,782,363
Rolls-Royce Holdings PLC *	123,672	1,470,986
Smiths Group PLC	57,927	1,225,129
WPP PLC	199,224	3,696,814

		25,276,680

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
United States - 2.5%

Delphi Automotive PLC	9,508	$935,587
QIAGEN NV *	18,037	570,146
Yum China Holdings Inc *	73,416	2,934,438

		4,440,171

Total Common Stocks (Cost $100,938,953)		178,208,684

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio	1,031,713	1,031,713

Total Short-Term Investment (Cost $1,031,713)		1,031,713

TOTAL INVESTMENTS - 99.5% (Cost $101,970,666)		179,240,397

OTHER ASSETS & LIABILITIES, NET - 0.5%		920,144

NET ASSETS - 100.0%		$180,160,541

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	34.5%
Industrial	15.6%
Financial	14.3%
Technology	9.8%
Consumer, Cyclical	9.7%
Basic Materials	6.4%
Communications	4.9%
Others (each less than 3.0%)	4.3%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	As of September 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was as follows:

France	14.6%
United Kingdom	14.0%
Switzerland	12.8%
Japan	12.7%
Germany	11.2%
Netherlands	5.7%
Canada	4.3%
United States	3.1%
Others (each less than 3.0%)	21.1%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$899,852	$—	$899,852	$—
	Belgium	2,087,051	—	2,087,051	—
	Brazil	1,719,773	1,719,773	—	—
	Canada	7,780,939	7,780,939	—	—
	China	3,243,339	3,243,339	—	—
	Denmark	4,205,401	—	4,205,401	—
	France	26,384,622	—	26,384,622	—
	Germany	20,088,133	—	20,088,133	—
	Hong Kong	4,211,362	—	4,211,362	—
	India	4,806,661	—	4,806,661	—
	Israel	2,212,330	2,212,330	—	—
	Italy	2,047,163	—	2,047,163	—
	Japan	22,912,999	—	22,912,999	—
	Netherlands	10,263,084	—	10,263,084	—
	Singapore	3,740,937	—	3,740,937	—
	Spain	3,885,263	—	3,885,263	—
	Sweden	1,666,038	—	1,666,038	—
	Switzerland	23,091,890	—	23,091,890	—
	Taiwan	3,244,996	3,244,996	—	—
	United Kingdom	25,276,680	—	25,276,680	—
	United States	4,440,171	3,870,025	570,146	—

	Total Common Stocks	178,208,684	22,071,402	156,137,282	—

	Short-Term Investment	1,031,713	1,031,713	—	—

	Total	$179,240,397	$23,103,115	$156,137,282	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%

Germany - 0.3%

Draegerwerk AG & Co KGaA	1,157	$128,487

Total Preferred Stocks (Cost $102,205)		128,487

COMMON STOCKS - 96.9%

Australia - 4.5%

Abacus Property Group REIT	40,262	119,489
Asaleo Care Ltd	89,001	108,199
Australian Pharmaceutical Industries Ltd	52,648	61,713
Beach Energy Ltd	139,899	91,203
Charter Hall Retail REIT	34,031	105,550
CSR Ltd	50,729	188,901
GrainCorp Ltd ‘A’	17,357	111,350
GWA Group Ltd	87,378	179,537
Metcash Ltd	84,889	170,993
Orora Ltd	108,499	264,706
Seven Group Holdings Ltd	16,893	159,866
Shopping Centres Australasia Property Group REIT	50,057	90,013
Sigma Healthcare Ltd	138,151	89,627
Southern Cross Media Group Ltd	76,229	70,906
Super Retail Group Ltd	15,872	100,650
Vita Group Ltd	57,598	76,894

		1,989,597

Austria - 1.0%

CA Immobilien Anlagen AG	10,043	288,435
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,597	135,815

		424,250

Belgium - 0.7%

Barco NV	1,220	131,632
D’ieteren SA/NV	1,926	88,405
Orange Belgium SA	4,702	108,825

		328,862

Canada - 7.8%

AGF Management Ltd ‘B’	22,000	142,641
BlackPearl Resources Inc *	78,900	69,557
Bonavista Energy Corp	28,800	68,783
BRP Inc	4,900	158,496
Canadian Apartment Properties REIT	5,100	137,867
Canfor Pulp Products Inc	9,400	100,272
Cascades Inc	14,700	176,247
Celestica Inc *	11,100	137,354
Choice Properties REIT	10,400	110,772
Cogeco Communications Inc	1,900	140,123
Detour Gold Corp *	7,900	87,120
Dorel Industries Inc ‘B’	2,848	68,156
Enerplus Corp	29,000	286,107
Genworth MI Canada Inc	5,642	167,440
Great Canadian Gaming Corp *	5,500	141,495
Hudbay Minerals Inc	14,900	110,459
Linamar Corp	2,300	140,350
Maple Leaf Foods Inc	7,257	197,805
NorthWest Healthcare Properties REIT	12,200	110,780
Obsidian Energy Ltd *	78,200	82,728
Paramount Resources Ltd ‘A’ *	10,200	201,915
Parex Resources Inc *	9,200	110,968
Quarterhill Inc	56,422	74,159
Smart REIT	4,500	106,175
Taseko Mines Ltd *	33,852	63,485

	Shares	Value
Trican Well Service Ltd *	55,600	$203,195
Wajax Corp	6,500	106,167

		3,500,616

Denmark - 2.8%

Dfds AS	3,805	217,624
FLSmidth & Co AS	3,017	199,716
Rockwool International AS ‘B’	657	178,390
Royal Unibrew AS	4,426	242,521
Spar Nord Bank AS	9,218	114,929
Sydbank AS	3,072	127,766
Topdanmark AS *	4,718	185,868

		1,266,814

Finland - 0.3%

Valmet OYJ	7,688	151,153

France - 6.0%

Alstom SA	3,076	130,693
Atos SE	1,427	221,338
Coface SA *	13,668	146,904
Eiffage SA	2,426	251,244
Eramet*	1,667	113,315
Eurazeo SA	1,588	141,938
Eutelsat Communications SA	4,538	134,336
Fonciere Des Regions REIT	1,618	168,101
Ipsen SA	2,537	337,554
IPSOS	3,033	104,977
Kaufman & Broad SA	2,543	122,695
SCOR SE	6,911	289,838
Tarkett SA	4,231	190,602
Trigano SA	2,075	321,672

		2,675,207

Germany - 8.1%

Aurubis AG	2,706	219,390
Carl Zeiss Meditec AG	2,186	114,361
CECONOMY AG	9,648	113,612
Cewe Stiftung & Co KGaA	1,558	148,223
Covestro AG ~	3,634	312,706
Deutz AG	29,163	235,957
DIC Asset AG	7,779	86,033
Grammer AG	3,625	236,551
HOCHTIEF AG	1,577	266,359
HUGO BOSS AG	2,320	204,709
Jenoptik AG	9,182	304,582
LEG Immobilien AG	2,080	210,620
OSRAM Licht AG	1,736	138,653
Rheinmetall AG	2,023	228,162
Scout24 AG ~	2,548	104,258
Siltronic AG *	1,001	124,491
Software AG *	6,176	301,751
TAG Immobilien AG	7,208	121,255
United Internet AG	2,330	145,235

		3,616,908

Hong Kong - 1.7%

Dah Sing Financial Holdings Ltd	12,000	81,699
HK Electric Investments & HK Electric Investments Ltd ~ »	202,500	184,794
Hopewell Holdings Ltd	19,000	74,099
Kerry Properties Ltd	35,500	147,451
Luk Fook Holdings International Ltd	42,000	169,632
Melco International Development Ltd	42,000	121,669

		779,344

India - 0.5%

Vedanta Resources PLC	17,983	210,434

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Israel - 0.4%

Ceragon Networks Ltd *	33,025	$68,692
Nova Measuring Instruments Ltd *	4,665	131,133

		199,825

Italy - 2.3%

A2A SPA	111,315	191,519
Azimut Holding SPA	7,321	158,618
Banca IFIS SPA	3,400	186,130
Danieli & C Officine Meccaniche SPA	4,521	118,088
ERG SPA	7,323	116,961
Iren SPA	48,981	131,411
Rizzoli Corriere Della Sera Mediagroup SPA *	70,312	109,361

		1,012,088

Japan - 23.5%

Ahresty Corp	11,900	99,845
Akebono Brake Industry Co Ltd *	30,800	105,475
Asahi Diamond Industrial Co Ltd	13,800	132,765
Cosel Co Ltd	9,400	122,035
CROOZ Inc	4,000	83,954
Daiwabo Holdings Co Ltd	6,800	287,145
DIC Corp	3,500	126,912
Eagle Industry Co Ltd	9,300	170,761
Feed One Co Ltd	52,100	121,965
First-corp Inc	11,300	129,466
Fudo Tetra Corp	47,200	78,530
Glory Ltd	3,400	120,528
Goldcrest Co Ltd	9,400	222,990
Haseko Corp	14,000	186,821
Japan Securities Finance Co Ltd	20,900	112,662
Kinden Corp	11,000	177,324
Kitagawa Iron Works Co Ltd	4,500	106,005
Kobe Bussan Co Ltd	2,900	130,424
Kureha Corp	2,500	136,149
Leopalace21 Corp	22,100	154,014
Maruwa Co Ltd/Aichi	5,100	288,493
Megmilk Snow Brand Co Ltd	3,600	97,894
Meidensha Corp	37,000	141,414
Meitec Corp	3,200	160,417
Melco Holdings Inc	4,300	136,796
Miraca Holdings Inc	3,900	181,560
Mochida Pharmaceutical Co Ltd	1,500	110,369
Morinaga & Co Ltd	4,600	256,126
Nagase & Co Ltd	14,200	238,199
Nihon Unisys Ltd	12,700	203,161
Nippon Chemi-Con Corp	4,000	142,275
Nippon Piston Ring Co Ltd	9,000	196,338
Nippon Yakin Kogyo Co Ltd *	54,800	114,156
Nishimatsu Construction Co Ltd	4,200	121,431
Nisshin Steel Co Ltd	9,700	124,152
Nitto Boseki Co Ltd	4,600	141,275
North Pacific Bank Ltd	30,200	95,676
Oiles Corp	5,900	109,448
Penta-Ocean Construction Co Ltd	27,900	176,154
Rengo Co Ltd	13,500	80,357
Riken Vitamin Co Ltd	3,600	135,936
Roland DG Corp	3,600	92,355
Ryobi Ltd	6,200	167,074
SAMTY Co Ltd	11,500	183,531
Sanden Holdings Corp *	6,600	131,073
Sankyu Inc	4,200	177,880
Seikagaku Corp	8,700	157,535
Seiren Co Ltd	7,800	143,769
Seven Bank Ltd	32,500	117,445
Shinmaywa Industries Ltd	13,000	118,136
Shinoken Group Co Ltd	5,200	116,559
Ship Healthcare Holdings Inc	4,400	135,926
Starts Corp Inc	4,500	115,798
Sumitomo Seika Chemicals Co Ltd	2,400	114,799

	Shares	Value
Tekken Corp	3,700	$119,179
The Hokkoku Bank Ltd	3,800	166,654
The Oita Bank Ltd	3,000	124,488
The Okinawa Electric Power Co Inc	7,865	172,912
TOA ROAD Corp	3,000	115,939
Tokai Carbon Co Ltd	30,700	289,146
Token Corp	2,200	262,293
Tosei Corp	17,500	153,767
Toyota Boshoku Corp	5,200	110,255
Tsugami Corp	17,000	143,725
Ulvac Inc	4,200	264,693
Unipres Corp	5,400	150,261
Unitika Ltd *	31,100	244,928
Yodogawa Steel Works Ltd	4,500	123,328
Yuasa Trading Co Ltd	6,800	240,373

		10,511,218

Luxembourg - 0.7%

B&M European Value Retail SA	30,175	156,756
Orion Engineered Carbons SA	6,687	150,123

		306,879

Malta - 0.3%

Kindred Group PLC SDR	10,082	115,985

Netherlands - 1.9%

ASR Nederland NV	6,254	250,167
BE Semiconductor Industries NV	1,669	116,169
BinckBank NV	20,996	108,588
Koninklijke Volkerwessels NV *	3,580	110,222
Philips Lighting NV ~	2,874	115,999
SBM Offshore NV	8,095	146,786

		847,931

New Zealand - 0.3%

Contact Energy Ltd	31,054	123,488

Norway - 0.4%

Norwegian Finans Holding ASA *	7,683	87,301
Salmar ASA	3,688	104,297

		191,598

Russia - 0.3%

Evraz PLC	30,349	127,438

Singapore - 2.3%

CDL Hospitality Trusts REIT »	80,100	95,663
First Resources Ltd	78,900	110,071
Frasers Commercial Trust REIT	105,500	107,403
Keppel DC REIT	115,900	113,301
Mapletree Greater China Commercial Trust REIT	150,709	128,470
Mapletree Industrial Trust REIT	109,800	151,775
Starhill Global REIT	157,500	88,355
Venture Corp Ltd	17,900	232,832

		1,027,870

South Korea - 4.6%

Amotech Co Ltd *	6,214	213,326
CJ O Shopping Co Ltd	739	127,801
Dae Hyun Co Ltd	34,505	82,126
Dongbu Insurance Co Ltd	1,544	98,644
Eugene Technology Co Ltd	7,065	129,896
Huchems Fine Chemical Corp	5,519	115,660
Hyundai Marine & Fire Insurance Co Ltd	4,777	189,460
Interflex Co Ltd *	5,797	278,221
LG Uplus Corp	11,036	128,853
LS Corp	3,699	255,231
Nexen Tire Corp	9,022	104,507
SFA Engineering Corp	3,566	129,146

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Silicon Works Co Ltd	3,318	$128,347
SL Corp	4,948	80,353

		2,061,571

Spain - 1.5%

Bankinter SA	17,934	169,853
Cia de Distribucion Integral Logista Holdings SA *	6,375	153,352
Construcciones y Auxiliar de Ferrocarriles SA	3,376	136,580
Saeta Yield SA	10,384	118,555
Siemens Gamesa Renewable Energy SA	8,023	104,825

		683,165

Sweden - 3.9%

Ahlsell AB ~	17,076	111,069
Attendo AB ~	8,616	99,172
Bonava AB ‘B’	7,819	126,645
Capio AB ~	17,893	104,969
Evolution Gaming Group AB ~	1,840	117,441
Hemfosa Fastigheter AB	10,883	138,364
JM AB	4,167	131,096
LeoVegas AB ~	11,899	100,803
Loomis AB ‘B’	4,156	165,171
NCC AB ‘B’	4,819	114,394
Nobia AB	10,516	104,905
Peab AB	11,930	131,778
SSAB AB ‘A’ *	31,947	154,286
Wihlborgs Fastigheter AB	5,585	136,719

		1,736,812

Switzerland - 9.0%

Adecco Group AG	3,529	274,925
Ascom Holding AG	5,454	119,984
Bucher Industries AG	304	108,138
Coca-Cola HBC AG	7,782	263,488
Comet Holding AG	647	95,856
EFG International AG	22,328	193,657
Emmi AG	86	56,392
Flughafen Zurich AG	596	134,884
Forbo Holding AG	62	99,058
Implenia AG	1,577	104,328
Julius Baer Group Ltd	4,711	279,551
Leonteq AG *	1,686	103,362
Logitech International SA	3,777	137,990
Lonza Group AG	1,175	308,748
Oriflame Holding AG	7,131	243,559
Rieter Holding AG	585	124,670
Schweiter Technologies AG	93	119,375
Siegfried Holding AG	356	117,258
Sika AG	63	469,078
Straumann Holding AG	590	379,437
Swiss Life Holding AG	443	156,176
VAT Group AG ~	997	138,011

		4,027,925

Thailand - 0.5%

GFPT PCL NVDR	336,904	201,422

United Kingdom - 11.3%

3i Group PLC	18,553	227,146
Aldermore Group PLC *	31,910	98,589
Barratt Developments PLC	20,839	171,679
Beazley PLC	19,480	125,294
Bellway PLC	5,439	240,595
Booker Group PLC	70,830	194,673
Brewin Dolphin Holdings PLC	30,158	141,178
Centamin PLC	62,327	121,083
Chemring Group PLC	44,586	107,541
Computacenter PLC	8,922	118,000
Dialog Semiconductor PLC *	2,703	119,623

	Shares	Value
Electrocomponents PLC	16,447	$137,039
Fenner PLC	29,397	132,849
Fevertree Drinks PLC	9,090	266,667
Forterra PLC ~	30,678	114,384
Hansteen Holdings PLC REIT	74,350	137,488
Inchcape PLC	18,476	213,700
Indivior PLC *	35,147	160,091
International Personal Finance PLC	31,183	87,966
Jardine Lloyd Thompson Group PLC	8,359	137,101
JD Sports Fashion PLC	24,733	124,003
Mitie Group PLC	36,556	125,404
Morgan Sindall Group PLC	6,989	133,736
On the Beach Group PLC ~	19,547	103,462
OneSavings Bank PLC	25,521	137,852
Paragon Banking Group PLC	21,641	127,472
Persimmon PLC	6,821	236,057
Polypipe Group PLC	21,486	121,384
QinetiQ Group PLC	46,280	153,235
Safestore Holdings PLC REIT	31,641	185,295
Spirent Communications PLC	71,323	91,750
St Modwen Properties PLC	22,383	112,114
Taylor Wimpey PLC	63,363	166,071
WH Smith PLC	6,777	183,530

		5,054,051

United States - 0.3%

Argonaut Gold Inc *	57,600	113,100

Total Common Stocks (Cost $33,983,393)		43,285,551

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio	795,626	795,626

Total Short-Term Investment (Cost $795,626)		795,626

TOTAL INVESTMENTS - 99.0% (Cost $34,881,224)		44,209,664

OTHER ASSETS & LIABILITIES, NET - 1.0%		467,135

NET ASSETS - 100.0%		$44,676,799

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	22.4%
Financial	20.7%
Consumer, Cyclical	17.6%
Consumer, Non-Cyclical	14.0%
Basic Materials	6.9%
Technology	5.3%
Communications	3.3%
Energy	3.3%
Others (each less than 3.0%)	5.5%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	As of September 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was follows:

Japan	23.5%
United Kingdom	11.3%
Switzerland	9.0%
Germany	8.4%
Canada	7.8%
France	6.0%
South Korea	4.6%
Australia	4.5%
Sweden	3.9%
Others (each less than 3.0%)	20.0%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$128,487	$—	$128,487	$—
	Common Stocks
	Australia	1,989,597	—	1,989,597	—
	Austria	424,250	288,435	135,815	—
	Belgium	328,862	131,632	197,230	—
	Canada	3,500,616	3,500,616	—	—
	Denmark	1,266,814	242,521	1,024,293	—
	Finland	151,153	—	151,153
	France	2,675,207	104,977	2,570,230	—
	Germany	3,616,908	—	3,616,908	—
	Hong Kong	779,344	169,632	609,712	—
	India	210,434	—	210,434	—
	Israel	199,825	199,825	—	—
	Italy	1,012,088	358,860	653,228	—
	Japan	10,511,218	—	10,511,218	—
	Luxembourg	306,879	150,123	156,756	—
	Malta	115,985	115,985	—	—
	Netherlands	847,931	476,388	371,543	—
	New Zealand	123,488	—	123,488	—
	Norway	191,598	87,301	104,297	—
	Russia	127,438	—	127,438	—
	Singapore	1,027,870	247,438	780,432	—
	South Korea	2,061,571	80,353	1,981,218	—
	Spain	683,165	255,135	428,030	—
	Sweden	1,736,812	365,146	1,371,666	—
	Switzerland	4,027,925	—	4,027,925	—
	Thailand	201,422	—	201,422	—
	United Kingdom	5,054,051	1,631,191	3,422,860	—
	United States	113,100	113,100	—	—

	Total Common Stocks	43,285,551	8,518,658	34,766,893	—

	Short-Term Investment	795,626	795,626	—	—

	Total	$44,209,664	$9,314,284	$34,895,380	$—

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount	Level Transfer		Change in Fair Valuation Measurement Inputs
Transferred	From	To	From	To
$2,007,734	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
1,556,938	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Brazil - 0.5%

Telefonica Brasil SA	59,900	$952,454

Total Preferred Stocks (Cost $889,415)		952,454

COMMON STOCKS - 96.9%

Belgium - 1.5%

Ageas	53,854	2,532,939

Brazil - 0.8%

Petroleo Brasileiro SA ADR *	134,546	1,350,842

Canada - 1.8%

Barrick Gold Corp	66,438	1,069,185
Eldorado Gold Corp	435,623	958,371
Ivanhoe Mines Ltd ‘A’ *	63,767	202,889
Kinross Gold Corp *	227,520	964,685

		3,195,130

China - 0.3%

China Telecom Corp Ltd ‘H’	1,138,000	585,488

France - 11.9%

Alstom SA	41,177	1,749,524
BNP Paribas SA	43,430	3,503,730
Cie de Saint-Gobain	56,160	3,345,997
Engie SA	112,322	1,907,375
Renault SA	9,708	953,878
Rexel SA	100,357	1,736,130
Societe Generale SA	47,085	2,759,231
TOTAL SA	90,491	4,858,838

		20,814,703

Germany - 5.4%

CECONOMY AG	61,721	726,805
Deutsche Lufthansa AG	24,950	693,828
E.ON SE	156,431	1,773,361
METRO AG *	61,721	1,304,669
Rheinmetall AG	18,438	2,079,514
RWE AG *	58,068	1,321,037
Salzgitter AG	35,554	1,615,001

		9,514,215

Greece - 0.4%

Alpha Bank AE *	390,625	774,327

India - 1.1%

Canara Bank	160,503	758,441
NTPC Ltd	483,025	1,239,106

		1,997,547

Italy - 7.1%

Assicurazioni Generali SPA	141,735	2,643,526
BPER Banca	266,775	1,598,488
Eni SPA	233,420	3,865,812
Saipem SPA *	302,429	1,306,091
UniCredit SPA *	143,101	3,053,714

		12,467,631

	Shares	Value
Japan - 27.8%

Benesse Holdings Inc	22,500	$811,777
Canon Inc	62,000	2,121,701
Chiyoda Corp	176,000	1,029,920
Citizen Watch Co Ltd	174,700	1,204,680
Dai-ichi Life Holdings Inc	105,900	1,899,590
DeNA Co Ltd	31,900	715,523
Eisai Co Ltd	24,200	1,242,739
Fuji Media Holdings Inc	48,435	689,937
Fujitsu Ltd	396,000	2,947,248
Gree Inc	132,200	904,290
Honda Motor Co Ltd	124,200	3,668,934
Inpex Corp	94,500	1,006,688
JGC Corp	75,600	1,224,306
JSR Corp	118,100	2,245,544
Mitsubishi Heavy Industries Ltd	59,100	2,336,782
Mitsubishi Motors Corp	268,300	2,124,222
Mitsubishi UFJ Financial Group Inc	507,800	3,301,633
Mizuho Financial Group Inc	1,656,700	2,904,261
Nikon Corp	91,800	1,591,934
Nippon Television Holdings Inc	49,740	873,764
Sankyo Co Ltd	44,900	1,432,687
Sumitomo Mitsui Financial Group Inc	83,500	3,209,672
Sumitomo Mitsui Trust Holdings Inc	53,700	1,939,789
Suzuken Co Ltd	35,300	1,255,526
T&D Holdings Inc	172,200	2,498,169
Takeda Pharmaceutical Co Ltd	62,700	3,467,056

		48,648,372

Netherlands - 4.8%

ING Groep NV	144,146	2,656,935
Koninklijke Philips NV	16,548	682,766
PostNL NV	453,214	1,952,698
Royal Dutch Shell PLC ‘B’	101,580	3,127,249

		8,419,648

Norway - 1.4%

Statoil ASA	46,228	929,390
Storebrand ASA	184,852	1,572,876

		2,502,266

Russia - 3.2%

Gazprom PJSC ADR	548,516	2,298,282
LUKOIL PJSC ADR	40,159	2,129,632
Sberbank of Russia PJSC ADR	84,026	1,199,051

		5,626,965

South Africa - 1.9%

Anglo American Platinum Ltd *	40,606	1,037,157
Gold Fields Ltd ADR	414,352	1,785,857
Impala Platinum Holdings Ltd *	240,022	550,339

		3,373,353

South Korea - 3.0%

KB Financial Group Inc	39,732	1,954,780
KT Corp ADR	131,703	1,826,721
Shinhan Financial Group Co Ltd	32,389	1,431,538

		5,213,039

Spain - 1.3%

CaixaBank SA	446,795	2,242,676

Sweden - 1.1%

Telefonaktiebolaget LM Ericsson ‘B’	324,587	1,871,273

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Switzerland - 6.3%

Adecco Group AG	19,974	$1,556,065
Julius Baer Group Ltd	26,321	1,561,892
LafargeHolcim Ltd	45,497	2,663,618
UBS Group AG	203,369	3,479,029
Zurich Insurance Group AG	5,614	1,715,523

		10,976,127

Taiwan - 0.9%

MediaTek Inc	174,380	1,640,898

United Kingdom - 14.9%

Anglo American PLC	97,675	1,756,034
AstraZeneca PLC	51,270	3,409,525
BP PLC	830,559	5,320,550
BT Group PLC	616,823	2,346,079
Centrica PLC	821,699	2,059,471
HSBC Holdings PLC	519,143	5,132,154
J Sainsbury PLC	671,555	2,141,123
Marks & Spencer Group PLC	370,701	1,755,148
Standard Chartered PLC *	217,922	2,166,816

		26,086,900

Total Common Stocks (Cost $151,585,638)		169,834,339

EXCHANGE-TRADED FUND - 0.3%

iShares Core MSCI EAFE	6,790	435,714

Total Exchange-Traded Fund (Cost $430,181)		435,714

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio	3,158,729	3,158,729

Total Short-Term Investment (Cost $3,158,729)		3,158,729

TOTAL INVESTMENTS - 99.5% (Cost $156,063,963)		174,381,236

OTHER ASSETS & LIABILITIES, NET - 0.5%		801,476

NET ASSETS - 100.0%		$175,182,712

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.4%
Energy	15.0%
Industrial	9.4%
Consumer, Cyclical	9.3%
Consumer, Non-Cyclical	8.6%
Basic Materials	7.0%
Communications	5.2%
Technology	4.8%
Utilities	4.7%
Others (each less than 3.0%)	2.1%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	As of September 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	27.8%
United Kingdom	14.9%
France	11.9%
Italy	7.1%
Switzerland	6.3%
Germany	5.4%
Netherlands	4.8%
Russia	3.2%
South Korea	3.0%
Others (each less than 3.0%)	15.1%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Preferred Stocks	$952,454	$952,454	$—	$—
	Common Stocks
	Belgium	2,532,939	—	2,532,939	—
	Brazil	1,350,842	1,350,842	—	—
	Canada	3,195,130	3,195,130	—	—
	China	585,488	—	585,488
	France	20,814,703	—	20,814,703	—
	Germany	9,514,215	1,304,669	8,209,546	—
	Greece	774,327	—	774,327	—
	India	1,997,547	—	1,997,547	—
	Italy	12,467,631	—	12,467,631	—
	Japan	48,648,372	—	48,648,372	—
	Netherlands	8,419,648	—	8,419,648	—
	Norway	2,502,266	—	2,502,266	—
	Russia	5,626,965	5,626,965	—	—
	South Africa	3,373,353	1,785,857	1,587,496	—
	South Korea	5,213,039	1,826,721	3,386,318	—
	Spain	2,242,676	—	2,242,676	—
	Sweden	1,871,273	—	1,871,273	—
	Switzerland	10,976,127	—	10,976,127	—
	Taiwan	1,640,898	—	1,640,898	—
	United Kingdom	26,086,900	—	26,086,900	—

	Total Common Stocks	169,834,339	15,090,184	154,744,155	—

	Exchange-Traded Fund	435,714	435,714	—	—

	Short-Term Investment	3,158,729	3,158,729	—	—

	Total	$174,381,236	$19,637,081	$154,744,155	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Consumer, Cyclical - 1.6%

Hilton Worldwide Holdings Inc	8,085	$561,503

Financial - 96.9%

Alexandria Real Estate Equities Inc REIT	2,286	271,965
American Homes 4 Rent ‘A’ REIT	11,403	247,559
Apartment Investment & Management Co ‘A’ REIT	483	21,184
AvalonBay Communities Inc REIT	4,720	842,142
Blackstone Mortgage Trust Inc ‘A’ REIT	5,930	183,949
Boston Properties Inc REIT	18,941	2,327,470
Brixmor Property Group Inc REIT	13,999	263,181
Camden Property Trust REIT	9,365	856,429
CBL & Associates Properties Inc REIT	1,470	12,333
Chesapeake Lodging Trust REIT	19,838	535,031
Columbia Property Trust Inc REIT	6,197	134,909
Cousins Properties Inc REIT	17,478	163,245
CubeSmart REIT	5,798	150,516
DCT Industrial Trust Inc REIT	7,766	449,807
DDR Corp REIT	6,040	55,326
Digital Realty Trust Inc REIT	4,900	579,817
Douglas Emmett Inc REIT	3,957	155,985
Duke Realty Corp REIT	9,674	278,805
Education Realty Trust Inc REIT	5,140	184,680
Equity LifeStyle Properties Inc REIT	1,846	157,058
Equity Residential REIT	23,842	1,571,903
Essex Property Trust Inc REIT	2,193	557,088
Federal Realty Investment Trust REIT	633	78,625
Gaming & Leisure Properties Inc REIT	11,000	405,790
GGP Inc REIT	91,663	1,903,841
HCP Inc REIT	5,694	158,464
Healthcare Realty Trust Inc REIT	22,393	724,190
Healthcare Trust of America Inc ‘A’ REIT	11,254	335,369
Host Hotels & Resorts Inc REIT	26,801	495,551
Hudson Pacific Properties Inc REIT	12,724	426,636
Invitation Homes Inc REIT	750	16,988
JBG SMITH Properties REIT *	12,924	442,130
Kilroy Realty Corp REIT	8,959	637,164
LaSalle Hotel Properties REIT	35,616	1,033,576
Liberty Property Trust REIT	3,663	150,403
Life Storage Inc REIT	5,262	430,484
Mack-Cali Realty Corp REIT	20,948	496,677
National Retail Properties Inc REIT	7,350	306,201
Paramount Group Inc REIT	40,397	646,352
Pennsylvania Real Estate Investment Trust REIT	6,895	72,329
Prologis Inc REIT	16,009	1,015,931
Public Storage REIT	8,902	1,904,939
QTS Realty Trust Inc ‘A’ REIT	9,471	495,902
Regency Centers Corp REIT	17,687	1,097,301
Rexford Industrial Realty Inc REIT	7,440	212,933
RLJ Lodging Trust REIT	13,040	286,880

	Shares	Value
Simon Property Group Inc REIT	30,002	$4,830,622
SL Green Realty Corp REIT	6,104	618,457
Spirit Realty Capital Inc REIT	6,700	57,419
Starwood Property Trust Inc REIT	7,150	155,298
Starwood Waypoint Homes REIT	8,708	316,710
Tanger Factory Outlet Centers Inc REIT	8,053	196,654
Taubman Centers Inc REIT	6,020	299,194
The Macerich Co REIT	15,773	867,042
UDR Inc REIT	7,600	289,028
Ventas Inc REIT	13,631	887,787
VEREIT Inc REIT	48,549	402,471
Vornado Realty Trust REIT	25,848	1,987,194
Welltower Inc REIT	7,494	526,678

		35,209,592

Total Common Stocks (Cost $22,214,722)		35,771,095

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio	461,457	461,457

Total Short-Term Investment (Cost $461,457)		461,457

TOTAL INVESTMENTS - 99.7% (Cost $22,676,179)		36,232,552

OTHER ASSETS & LIABILITIES, NET - 0.3%		92,698

NET ASSETS - 100.0%		$36,325,250

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS - Regional Malls	22.5%
REITS - Office Property	18.1%
REITS - Apartments	13.5%
REITS - Diversified	9.4%
REITS - Health Care	7.3%
REITS - Storage	6.8%
REITS - Hotels	6.5%
REITS - Warehouse/Industrial	6.4%
REITS - Shopping Centers	4.1%
Others (each less than 3.0%)	3.9%

98.5%
Short-Term Investment	1.2%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$35,771,095	$35,771,095	$—	$—
	Short-Term Investment	461,457	461,457	—	—

	Total	$36,232,552	$36,232,552	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount		Value
U.S. TREASURY OBLIGATIONS - 4.8%

U.S. Treasury Notes - 4.8%

1.000% due 09/15/18		$3,900,000	$3,886,670

Total U.S. Treasury Obligations (Cost $3,888,777)			3,886,670

FOREIGN GOVERNMENT BONDS & NOTES - 18.2%

Canada - 4.8%

Canadian Government 1.250% due 02/01/18	CAD	4,850,000	3,889,057

France - 3.8%

French Republic Government OAT 4.250% due 10/25/17 ~	EUR	2,625,000	3,111,815

Germany - 4.6%

Bundesrepublik Deutschland 4.000% due 01/04/18 ~		3,150,000	3,769,162

United Kingdom - 5.0%

United Kingdom Gilt 1.250% due 07/22/18 ~	GBP	3,000,000	4,047,948

Total Foreign Government Bonds & Notes (Cost $13,894,860)			14,817,982

	Shares
SHORT-TERM INVESTMENTS - 76.1%

Money Market Fund - 29.5%

BlackRock Liquidity Funds T-Fund Portfolio		24,068,904	24,068,904

	Principal Amount	Value
U.S. Treasury Bills - 46.6%

0.777% due 10/12/17 ‡	$8,000,000	$7,997,964
0.923% due 11/09/17	8,000,000	7,991,952
0.969% due 11/24/17 ‡	8,000,000	7,988,384
0.970% due 12/07/17	6,000,000	5,989,219
1.084% due 02/08/18	8,000,000	7,969,090

		37,936,609

Total Short-Term Investments (Cost $62,005,096)		62,005,513

TOTAL INVESTMENTS - 99.1% (Cost $79,788,733)		80,710,165

DERIVATIVES – 0.7%
(See Notes (c) and (d) in Notes to Schedule of Investments)		568,000

OTHER ASSETS & LIABILITIES, NET - 0.2%		154,303

NET ASSETS - 100.0%		$81,432,468

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	76.1%
Foreign Government Bonds & Notes	18.2%
U.S. Treasury Obligations	4.8%

99.1%
Derivatives	0.7%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of September 30, 2017, investments with a total aggregate value of $286,644 was fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(c)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	7,092,507	USD	5,700,000	10/17	ANZ	($138,633)
AUD	17,014,780	USD	13,509,310	10/17	GSC	(167,705)
CAD	5,085,440	USD	4,053,222	10/17	JPM	23,228
CAD	12,393,537	USD	10,172,014	10/17	RBC	(237,448)
CAD	2,182,269	USD	1,740,013	10/17	RBC	9,277
CAD	1,562,667	USD	1,272,900	10/17	SSB	(20,278)
CHF	16,897,354	USD	17,623,992	10/17	GSC	(141,498)
CHF	5,516,340	USD	5,700,000	10/17	GSC	7,366
CHF	3,865,723	USD	4,078,602	10/17	JPM	(79,013)
CHF	4,509,292	USD	4,665,000	10/17	MSC	(497)
CHF	3,422,837	USD	3,583,942	10/17	RBC	(42,576)
CHF	3,728,660	USD	3,964,972	10/17	SGN	(107,192)
COP	28,001,156,110	USD	9,587,139	10/17	GSC	(84,317)
CZK	114,995,528	USD	4,610,000	12/17	BRC	649,554
EUR	5,304,779	USD	6,337,554	10/17	BRC	(58,173)
EUR	4,969,360	USD	5,863,179	10/17	BRC	19,159
EUR	2,846,278	USD	3,419,796	10/17	GSC	(50,595)
EUR	4,768,749	USD	5,640,000	10/17	GSC	4,871
EUR	10,890,481	USD	13,127,809	10/17	JPM	(236,881)
EUR	4,360,000	USD	4,723,079	12/17	BRC	453,472
GBP	3,819,193	USD	5,024,435	10/17	BRC	98,079
GBP	4,352,240	USD	5,858,171	10/17	CIT	(20,705)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
GBP	2,087,661	USD	2,681,408	10/17	GSC	$118,679
GBP	6,257,094	USD	8,411,766	10/17	JPM	(19,404)
GBP	9,529,235	USD	12,609,498	10/17	JPM	171,642
GBP	284,756	USD	374,443	10/17	RBC	7,488
GBP	2,442,179	USD	3,136,710	10/17	SCB	138,876
GBP	7,634,479	USD	9,857,525	10/17	SSB	382,263
INR	291,570,000	USD	4,540,033	10/17	GSC	(91,356)
JPY	640,636,740	USD	5,928,473	10/17	ANZ	(227,131)
JPY	617,155,840	USD	5,600,000	10/17	BRC	(107,626)
JPY	423,539,885	USD	3,840,270	10/17	CIT	(70,980)
JPY	228,369,578	USD	2,070,868	10/17	JPM	(38,495)
JPY	729,223,689	USD	6,723,899	10/17	RBC	(234,179)
JPY	1,040,700,000	USD	9,462,974	10/17	SSB	(202,676)
MXN	253,570,000	USD	14,181,371	10/17	GSC	(315,489)
MYR	20,013,000	USD	4,779,795	12/17	JPM	(54,201)
NOK	44,621,641	USD	5,700,000	10/17	BRC	(93,860)
NZD	8,498,285	USD	6,211,779	10/17	ANZ	(76,958)
NZD	3,936,731	USD	2,829,722	10/17	ANZ	12,161
NZD	4,089,674	USD	2,939,486	10/17	SCB	12,806
NZD	630,000	USD	460,961	10/17	SSB	(6,143)
SEK	101,822,330	USD	12,638,664	10/17	BRC	(117,373)
SEK	24,510,601	USD	3,090,851	10/17	GSC	(76,734)
SEK	22,122,852	USD	2,787,447	10/17	JPM	(66,957)
TRY	16,390,000	USD	4,659,864	10/17	JPM	(94,436)
USD	13,458,154	AUD	16,951,972	10/17	GSC	165,797
USD	5,749,073	AUD	7,158,834	10/17	JPM	135,699
USD	6,008,082	CAD	7,556,119	10/17	CIT	(48,846)
USD	2,107,760	CAD	2,617,122	10/17	JPM	9,895
USD	5,852,844	CAD	7,355,269	10/17	RBC	(43,084)
USD	3,585,457	CAD	4,451,973	10/17	RBC	16,789
USD	18,388,911	CAD	22,320,000	10/17	SSB	497,725
USD	5,950,699	CHF	5,603,000	10/17	ANZ	153,673
USD	5,600,000	CHF	5,395,488	10/17	BRC	17,671
USD	14,278,573	CHF	13,682,670	10/17	CIT	122,085
USD	14,063,087	CHF	13,483,265	10/17	GSC	112,909
USD	2,070,868	CHF	1,995,924	10/17	JPM	5,828
USD	1,254,171	CHF	1,199,458	10/17	SCB	13,177
USD	9,431,106	CHF	9,035,000	10/17	SSB	85,119
USD	9,450,032	CLP	5,919,500,000	10/17	GSC	206,410
USD	4,632,303	CZK	114,995,528	12/17	BRC	(627,251)
USD	5,700,000	EUR	4,816,007	10/17	GSC	(811)
USD	31,012,685	EUR	26,190,933	10/17	GSC	9,914
USD	4,065,245	EUR	3,401,210	10/17	JPM	39,160
USD	4,665,000	EUR	3,888,601	10/17	MSC	62,742
USD	1,745,196	EUR	1,460,110	10/17	RBC	16,833
USD	4,610,000	EUR	4,277,339	12/17	BRC	(468,408)
USD	5,700,000	GBP	4,208,708	10/17	ANZ	55,047
USD	5,700,000	GBP	4,312,181	10/17	BRC	(83,737)
USD	5,760,130	GBP	4,315,900	10/17	GSC	(28,596)
USD	5,586,694	GBP	4,127,030	10/17	GSC	51,291
USD	9,260,249	GBP	7,039,038	10/17	JPM	(180,500)
USD	4,816,241	GBP	3,540,000	10/17	MSC	68,673
USD	2,683,983	GBP	2,076,814	10/17	SGN	(101,556)
USD	12,665,042	GBP	9,808,852	10/17	SSB	(491,136)
USD	760,001	GBP	566,044	10/17	SSB	791
USD	5,798,961	JPY	628,911,871	10/17	RBC	201,965
USD	9,474,365	KRW	10,694,000,000	10/17	SSB	134,423
USD	23,752,165	NOK	186,706,765	10/17	BRC	294,839
USD	2,822,219	NZD	3,919,515	10/17	ANZ	(7,236)
USD	5,872,591	NZD	8,034,245	10/17	ANZ	72,756
USD	2,832,905	NZD	3,935,028	10/17	SCB	(7,749)
USD	317,398	NZD	440,000	10/17	SSB	(252)
USD	19,039,198	NZD	26,170,000	10/17	SSB	146,211
USD	11,182,367	SEK	90,265,192	10/17	BRC	82,281
USD	5,640,000	SEK	46,012,248	10/17	GSC	(18,216)
USD	13,742,440	SEK	109,089,406	10/17	JPM	327,504
USD	3,949,847	SEK	31,226,345	10/17	SGN	109,883
USD	4,702,078	SGD	6,325,000	10/17	BRC	37,767
USD	4,673,964	ZAR	62,460,000	10/17	BRC	79,825

Total Forward Foreign Currency Contracts						$56,716

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(d)	Purchased options outstanding as of September 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount		Cost	Value
Call - CAD versus USD	CAD 1.30	12/20/17	JPM		$71,687,675	$141,225	$170,422
Call - EUR versus JPY	JPY 140.80	01/02/18	BRC	EUR	11,300,000	129,624	40,580
Call - EUR versus NZD	NZD 1.78	01/02/18	SCB		9,700,000	127,899	23,663

						398,748	234,665

Put - JPY versus USD	JPY 104.50	12/22/17	SCB		$70,604,900	553,472	223,185
Put - AUD versus CHF	CHF 0.65	01/02/18	GSC	AUD	31,300,000	516,675	15,229
Put - GBP versus NOK	NOK 9.88	01/02/18	SEB	GBP	7,940,000	193,781	12,779
Put - GBP versus SEK	SEK 10.32	01/02/18	SEB		6,525,000	165,007	25,426

						1,428,935	276,619

Total Purchased Options						$1,827,683	$511,284

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$3,886,670	$—	$3,886,670	$—
	Foreign Government Bonds & Notes	14,817,982	—	14,817,982	—
	Short-Term Investments	62,005,513	24,068,904	37,936,609	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,443,603	—	5,443,603	—
	Purchased Options	511,284	—	511,284	—

	Total Foreign Currency Contracts	5,954,887	—	5,954,887	—

	Total Assets - Derivatives	5,954,887	—	5,954,887	—

	Total Assets	86,665,052	24,068,904	62,596,148	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,386,887)	—	(5,386,887)	—

	Total Liabilities	(5,386,887)	—	(5,386,887)	—

	Total	$81,278,165	$24,068,904	$57,209,261	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 83.5%

Money Market Fund - 18.9%

BlackRock Liquidity Funds T-Fund Portfolio	13,984,298	$13,984,298

	Principal Amount
U.S. Treasury Bills - 64.6%

0.829% due 10/19/17 ‡	$23,958,000	23,947,705
0.877% due 10/26/17	23,958,500	23,943,606

		47,891,311

Total Short-Term Investments (Cost $61,873,611)		61,875,609

TOTAL INVESTMENTS - 83.5% (Cost $61,873,611)		61,875,609

DERIVATIVES - 12.4% (See Notes (c) through (e) in Notes to Schedule of Investments)		9,172,454

OTHER ASSETS & LIABILITIES, NET - 4.1%		3,059,489

NET ASSETS - 100.0%		$74,107,552

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	83.5%
Derivatives	12.4%
Other Assets & Liabilities, Net	4.1%

100.0%

(b)	As of September 30, 2017, an investment with a value of $6,942,016 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, and swap agreements.

(c)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX Index (10/17)	5	$622,207	$634,559	$12,352
CAC 40 Index (10/17)	23	1,412,030	1,447,932	35,902
DAX Index (12/17)	4	1,479,996	1,512,587	32,591
FTSE 100 Index (12/17)	25	2,460,269	2,455,378	(4,891)
FTSE MIB Index (12/17)	1	130,707	133,743	3,036
Hang Seng Index (10/17)	1	176,760	176,116	(644)
IBEX 35 Index (10/17)	3	365,543	366,304	761
OMX Index (10/17)	25	483,666	502,385	18,719
S&P 500 E-Mini Index (12/17)	163	20,186,208	20,506,215	320,007
S&P/TSE 60 Index (12/17)	5	707,089	736,285	29,196
SGX MSCI Index (10/17)	4	105,824	106,086	262
SPI 200 Index (12/17)	9	1,006,794	1,000,345	(6,449)
TOPIX Index (12/17)	20	2,830,163	2,977,116	146,953

Total Futures Contracts				$587,795

(d)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,243,000	USD	988,661	12/17	CIT	($14,587)
CAD	1,630,000	USD	1,312,562	12/17	CIT	(5,520)
CHF	1,100,000	USD	1,157,693	12/17	CIT	(15,272)
DKK	1,614,000	USD	260,052	12/17	CIT	(2,426)
EUR	3,821,000	USD	4,585,275	12/17	CIT	(48,063)
GBP	1,862,000	USD	2,410,066	12/17	CIT	91,459
HKD	3,782,000	USD	484,749	12/17	CIT	409
ILS	323,000	USD	90,845	12/17	CIT	807
JPY	348,725,000	USD	3,198,499	12/17	CIT	(86,451)
NOK	730,000	USD	93,629	12/17	CIT	(1,796)
NZD	32,000	USD	23,046	12/17	CIT	31
SEK	3,161,000	USD	394,116	12/17	CIT	(4,093)
SGD	242,000	USD	179,085	12/17	CIT	(515)
USD	18,362	AUD	23,000	12/17	CIT	338
USD	9,684	CAD	12,000	12/17	CIT	62
USD	27,381	CHF	26,000	12/17	CIT	379
USD	94,759	EUR	79,000	12/17	CIT	951
USD	15,716	GBP	12,000	12/17	CIT	(406)
USD	26,663	ILS	95,000	12/17	CIT	(293)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	54,111	JPY	5,851,000	12/17	CIT	$1,897
USD	740	SGD	1,000	12/17	CIT	2

Total Forward Foreign Currency Contracts						($83,087)

(e)	Swap agreements outstanding as of September 30, 2017 were as follows:

Total Return Basket Swaps

Counterparty	Payment Frequency	Currency	Expiration Dates (1)	Notional Amount (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees, Including Cash (4)	Net Value of Reference Entities
GSC	M	USD	12/21/20 - 12/22/20	$3,990,841	$3,232,945	$278,499	$6,945,287
JPM	M	AUD	08/13/18 - 10/29/18	(97,921)	111,841	2,160	11,760
JPM	M	GBP	08/13/18 - 10/29/18	(293,247)	249,436	(58,907)	15,096
JPM	M	HKD	08/13/18 - 10/08/18	4,850	11,205	19,105	(3,050)
JPM	M	SGD	08/13/18 - 09/24/18	(45,054)	50,559	(1,676)	7,181
MSC	M	CAD	05/02/19	(613,237)	647,923	(3,271)	37,957
MSC	M	CHF	05/02/19	(30,234)	397,360	(14,794)	381,920
MSC	M	EUR	05/02/19	1,245,509	2,115,796	355,961	3,005,344
MSC	M	JPY	05/07/18	(1,578,903)	1,590,413	(82,867)	94,377
MSC	M	DKK	05/01/19	44,317	21,572	4,271	61,618
MSC	M	NOK	05/02/19	(98,245)	104,774	17,922	(11,393)
MSC	M	SEK	05/02/19	(87,694)	100,652	(3,339)	16,297

				$2,440,982	$8,634,476	$513,064	$10,562,394

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR (1.235% as of 09/30/17) and the 1-Day USD Federal Funds (1.160% as of 09/30/17) plus or minus a specified spread (rates range from (5.180%) to 0.250%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	12/21/20 - 12/22/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Argentina

MercadoLibre Inc	161	$41,688

Bermuda

Aspen Insurance Holdings Ltd	2,131	86,092
Marvell Technology Group Ltd	10,657	190,760

		276,852

United Kingdom

Avon Products Inc	16,529	38,513
Liberty Global PLC ‘C’	3,715	121,481
Micro Focus International PLC ADR	5,433	173,313

		333,307

United States

AbbVie Inc	818	72,687
Activision Blizzard Inc	1,351	87,153
Aetna Inc	1,218	193,674
Aflac Inc	6,085	495,258
AGCO Corp	1,460	107,704
Agilent Technologies Inc	2,429	155,942
Akamai Technologies Inc	3,315	161,507
Alcoa Corp	362	16,876
Alexion Pharmaceuticals Inc	1,127	158,107
Alphabet Inc ‘A’	1,267	1,233,703
AMC Networks Inc ‘A’	559	32,685
Amdocs Ltd	1,225	78,792
American International Group Inc	582	35,729
Ameriprise Financial Inc	3,878	575,922
Amgen Inc	4,215	785,887
Anthem Inc	2,635	500,334
Apple Inc	2,369	365,110

Referenced Entity	Shares	Value
Applied Materials Inc	7,590	$395,363
Archer-Daniels-Midland Co	3,019	128,338
Arrow Electronics Inc	5,215	419,338
Assured Guaranty Ltd	13,236	499,659
Avnet Inc	7,106	279,266
Axis Capital Holdings Ltd	750	42,983
Bank of America Corp	5,591	141,676
Baxter International Inc	6,242	391,686
Bed Bath & Beyond Inc	15,199	356,721
Best Buy Co Inc	7,960	453,402
BGC Partners Inc ‘A’	1,286	18,608
Big Lots Inc	2,220	118,925
Biogen Inc	2,266	709,530
Bioverativ Inc	234	13,354
BlackRock Inc	909	406,405
BorgWarner Inc	684	35,041
Broadcom Ltd	139	33,713
Broadridge Financial Solutions Inc	392	31,681
Bruker Corp	15,083	448,719
Brunswick Corp	3,437	192,369
Burlington Stores Inc	4,183	399,309
BWX Technologies Inc	984	55,124
Cabot Corp	5,027	280,507
Cadence Design Systems Inc	3,819	150,736
CalAtlantic Group Inc	1,669	61,135
Capital One Financial Corp	3,202	271,081
Caterpillar Inc	872	108,747
CDK Global Inc	455	28,706
CDW Corp	2,863	188,958
Celanese Corp ‘A’	1,620	168,917
Celgene Corp	1,822	265,684
Centene Corp	4,192	405,660
Charles River Laboratories International Inc	4,493	485,334
Chico’s FAS Inc	14,598	130,652
Cigna Corp	1,534	286,766
Cirrus Logic Inc	1,484	79,127

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Cisco Systems Inc	4,714	$158,532
Citigroup Inc	5,954	433,094
Citrix Systems Inc	503	38,640
Cognizant Technology Solutions Corp ‘A’	959	69,566
Colfax Corp	2,112	87,944
Comcast Corp	2,877	110,707
Commerce Bancshares Inc	726	41,941
comScore Inc	542	15,583
ConAgra Brands Inc	6,538	220,592
Constellation Brands Inc ‘A’	838	167,139
Convergys Corp	7,882	204,065
Cooper Tire & Rubber Co	1,177	44,020
CoreLogic Inc	1,739	80,377
Corning Inc	4,057	121,385
Crane Co	3,171	253,648
Cummins Inc	609	102,330
Curtiss-Wright Corp	2,494	260,723
CVS Health Corp	540	43,913
Dana Inc	9,246	258,518
Danaher Corp	1,629	139,736
DaVita Inc	2,606	154,770
Deckers Outdoor Corp	505	34,547
Delta Air Lines Inc	599	28,884
Devon Energy Corp	12,087	443,714
Diamond Offshore Drilling Inc	862	12,499
Dillard’s Inc ‘A’	299	16,765
Dolby Laboratories Inc ‘A’	941	54,126
DR Horton Inc	8,839	352,941
DST Systems Inc	1,796	98,564
Duke Realty Corp	417	12,018
Eastman Chemical Co	3,043	275,361
eBay Inc	35,298	1,357,561
Edison International	129	9,955
Electronic Arts Inc	3,235	381,924
Eli Lilly & Co	1,178	100,766
Energen Corp	249	13,615
EnerSys	143	9,891
Esterline Technologies Corp	3,323	299,568
Everest Re Group Ltd	113	25,808
Exelixis Inc	18,528	448,933
Exelon Corp	10,035	378,018
Express Scripts Holding Co	5,228	331,037
Extended Stay America Inc	2,256	45,120
Facebook Inc ‘A’	5,267	899,972
Fair Isaac Corp	281	39,481
First Solar Inc	1,342	61,571
Flex Ltd	19,740	327,092
FLIR Systems Inc	3,525	137,158
FNF Group	1,040	49,358
Foot Locker Inc	10,979	386,680
Ford Motor Co	15,132	181,130
Franklin Resources Inc	9,954	443,053
Freeport-McMoRan Inc	8,529	119,747
FTI Consulting Inc	4,826	171,226
GameStop Corp ‘A’	3,197	66,050
General Motors Co	34,692	1,400,863
Genpact Ltd	6,454	185,553
Gilead Sciences Inc	23,104	1,871,886
Graham Holdings Co ‘B’	100	58,510
Greif Inc ‘A’	535	31,319
Halliburton Co	10,844	499,149
HCA Heathcare Inc	946	75,292
HCP Inc	6,596	183,567
Herman Miller Inc	9,095	326,511
Hewlett Packard Enterprise Co	47,707	701,770
HNI Corp	303	12,565
Honeywell International Inc	2,318	328,553
Hubbell Inc	1,229	142,589
Humana Inc	1,802	439,021
Huntington Ingalls Industries Inc	2,457	556,363
IAC/InterActiveCorp	1,373	161,437
INC Research Holdings Inc ‘A’	1,666	87,132

Referenced Entity	Shares	Value
Ingersoll-Rand PLC	3,099	$276,338
Ingredion Inc	1,143	137,892
Intel Corp	25,241	961,177
InterDigital Inc	151	11,136
International Business Machines Corp	3,577	518,951
International Game Technology PLC	806	19,787
Invesco Ltd	8,153	285,681
ITT Inc	3,867	171,192
Jabil Inc	5,095	145,462
JetBlue Airways Corp	9,208	170,624
John Wiley & Sons Inc ‘A’	2,217	118,610
Johnson & Johnson	791	102,838
JPMorgan Chase & Co	5,748	548,991
Juniper Networks Inc	10,414	289,822
Kimco Realty Corp REIT	1,763	34,467
KLA-Tencor Corp	1,475	156,350
Kohl’s Corp	4,302	196,386
L3 Technologies Inc	312	58,790
Laboratory Corp of America Holdings	2,059	310,847
Lam Research Corp	509	94,185
Lancaster Colony Corp	1,045	125,525
Las Vegas Sands Corp	3,029	194,341
Lear Corp	4,798	830,438
Liberty Expedia Holdings Inc ‘A’	643	34,150
Liberty Interactive Corp QVC Group ‘A’	3,161	74,505
Lincoln National Corp	3,748	275,403
Lions Gate Entertainment Corp ‘B’	323	10,268
Lockheed Martin Corp	496	153,904
Lowe’s Cos Inc	826	66,030
Lululemon Athletica Inc	819	50,983
LyondellBasell Industries NV ‘A’	7,538	746,639
Macy’s Inc	7,054	153,918
Mallinckrodt PLC	1,128	42,153
Manhattan Associates Inc	224	9,312
ManpowerGroup Inc	133	15,670
McKesson Corp	5,611	861,906
Merck & Co Inc	15,887	1,017,245
Micron Technology Inc	29,213	1,148,947
Microsemi Corp	809	41,647
Microsoft Corp	6,947	517,482
Molson Coors Brewing Co ‘B’	7,148	583,563
Morgan Stanley	5,232	252,025
MSA Safety Inc	972	77,284
MSCI Inc	147	17,184
Mylan NV	7,467	234,240
Nasdaq Inc	683	52,980
National Retail Properties Inc	2,653	110,524
Northrop Grumman Corp	501	144,148
Nu Skin Enterprises Inc ‘A’	4,208	258,708
NVR Inc	8	22,840
Oceaneering International Inc	3,717	97,646
Office Depot Inc	15,917	72,263
ON Semiconductor Corp	18,246	337,004
ONE Gas Inc	249	18,336
Oracle Corp	16,097	778,290
Oshkosh Corp	4,469	368,871
Owens Corning	4,647	359,445
Park Hotels & Resorts Inc	9,747	268,627
Parker-Hannifin Corp	139	24,328
Patterson-UTI Energy Inc	3,036	63,574
Pfizer Inc	35,452	1,265,636
Pitney Bowes Inc	4,620	64,726
Plantronics Inc	3,359	148,535
Popular Inc	4,826	173,446
Prudential Financial Inc	2,487	264,418
Public Service Enterprise Group Inc	7,337	339,336
PulteGroup Inc	1,168	31,921
QEP Resources Inc	7,604	65,166
QIAGEN NV	8,122	255,843
Raymond James Financial Inc	1,568	132,229
Raytheon Co	966	180,236
Regal Beloit Corp	2,086	164,794

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Reinsurance Group of America Inc	3,175	$443,008
Reliance Steel & Aluminum Co	1,702	129,641
Ross Stores Inc	3,825	246,980
Royal Caribbean Cruises Ltd	872	103,367
Santander Consumer USA Holdings Inc	2,972	45,680
Science Applications International Corp	696	46,528
Seagate Technology PLC	1,393	46,206
Skyworks Solutions Inc	1,428	145,513
Southwest Airlines Co	226	12,651
Spirit AeroSystems Holdings Inc ‘A’	8,040	624,869
Superior Energy Services Inc	1,849	19,747
SYNNEX Corp	3,035	383,958
Synopsys Inc	793	63,860
Target Corp	3,567	210,489
TE Connectivity Ltd	3,847	319,532
Tech Data Corp	981	87,162
TEGNA Inc	7,720	102,908
Teradyne Inc	3,732	139,166
Texas Instruments Inc	3,352	300,473
Textron Inc	3,168	170,692
The Allstate Corp	2,953	271,410
The Boeing Co	2,058	523,164
The Boston Beer Co Inc ‘A’	182	28,428
The Chemours Co	10,088	510,554
The New York Times Co ‘A’	3,698	72,481
The PNC Financial Services Group Inc	1,999	269,405
The Procter & Gamble Co	2,015	183,325
The Timken Co	4,169	202,405
The TJX Cos Inc	3,939	290,422
The Travelers Cos Inc	1,369	167,730
The Walt Disney Co	3,376	332,772
Thor Industries Inc	1,173	147,692
Torchmark Corp	460	36,841
Total System Services Inc	202	13,231
Tupperware Brands Corp	2,731	168,830
UGI Corp	301	14,105
United Continental Holdings Inc	1,583	96,373
United Rentals Inc	1,503	208,526
United Therapeutics Corp	1,868	218,911
UnitedHealth Group Inc	1,566	306,701
Unum Group	2,364	120,871
Validus Holdings Ltd	206	10,137
Versum Materials Inc	1,190	46,196
Vertex Pharmaceuticals Inc	4,772	725,535
Viacom Inc	12,253	341,124
Vishay Intertechnology Inc	3,801	71,459
Vistra Energy Corp	5,962	111,430
Wal-Mart Stores Inc	9,082	709,667
WellCare Health Plans Inc	2,696	463,011
WESCO International Inc	2,591	150,926
Western Digital Corp	9,580	827,712
Woodward Inc	1,479	114,785
World Fuel Services Corp	2,427	82,300
Worthington Industries Inc	2,252	103,592
Xerox Corp	12,065	401,651

		61,418,016

Total Long Positions		62,069,863

Short Positions:

Australia

Atlassian Corp PLC ‘A’	8,991	(316,034)

Ghana

Kosmos Energy Ltd	35,512	(282,676)

United States

3D Systems Corp	5,122	(68,584)
ABIOMED Inc	145	(24,447)

Referenced Entity	Shares	Value
Acadia Healthcare Co Inc	10,757	($513,754)
ACI Worldwide Inc	7,375	(168,003)
Acuity Brands Inc	1,180	(202,110)
Advance Auto Parts Inc	129	(12,797)
Advanced Micro Devices Inc	68,325	(871,144)
Agios Pharmaceuticals Inc	4,901	(327,142)
Albemarle Corp	2,291	(312,286)
Align Technology Inc	54	(10,059)
Alkermes PLC	8,556	(434,987)
Allegheny Technologies Inc	14,078	(336,464)
Allergan PLC	856	(175,437)
Alliance Data Systems Corp	97	(21,490)
Allscripts Healthcare Solutions Inc	9,256	(131,713)
Alnylam Pharmaceuticals Inc	5,894	(692,486)
American Airlines Group Inc	14,481	(687,703)
American Homes 4 Rent	1,112	(24,142)
AmerisourceBergen Corp	3,626	(300,052)
AmTrust Financial Services Inc	7,532	(101,381)
Antero Resources Corp	3,871	(77,033)
AptarGroup Inc	290	(25,030)
Arista Networks Inc	3,522	(667,806)
Armstrong World Industries Inc	1,916	(98,195)
Arthur J Gallagher & Co	346	(21,296)
Artisan Partners Asset Management Inc ‘A’	1,583	(51,606)
athenahealth Inc	761	(94,638)
Avis Budget Group Inc	2,750	(104,665)
Axalta Coating Systems Ltd	5,790	(167,447)
Ball Corp	24,115	(995,950)
Bank of the Ozarks	3,800	(182,590)
Belden Inc	269	(21,663)
BioMarin Pharmaceutical Inc	4,968	(462,372)
Bio-Techne Corp	1,968	(237,912)
Black Hills Corp	4,418	(304,268)
Blue Buffalo Pet Products Inc	16,277	(461,453)
Brinker International Inc	860	(27,400)
Brookdale Senior Living Inc	52,189	(553,203)
Brown-Forman Corp ‘B’	1,500	(81,450)
Cabot Oil & Gas Corp	2,922	(78,164)
CarMax Inc	6,248	(473,661)
Casey’s General Stores Inc	2,560	(280,192)
Catalent Inc	496	(19,800)
Cavium Inc	6,102	(402,366)
Centennial Resource Development Inc/DE ‘A’	7,705	(138,459)
CF Industries Holdings Inc	18,042	(634,357)
CH Robinson Worldwide Inc	977	(74,350)
Chemical Financial Corp	1,547	(80,846)
Cheniere Energy Inc	13,260	(597,230)
Chipotle Mexican Grill Inc	394	(121,285)
Churchill Downs Inc	49	(10,104)
Ciena Corp	6,998	(153,746)
Cintas Corp	680	(98,110)
CIT Group Inc	1,136	(55,721)
Clean Harbors Inc	3,367	(190,909)
Coherent Inc	1,786	(420,014)
CommVault Systems Inc	1,414	(85,971)
Compass Minerals International Inc	5,354	(347,475)
Conduent Inc	15,901	(249,169)
CONSOL Energy Inc	1,888	(31,983)
Copart Inc	9,250	(317,923)
Core Laboratories NV	2,459	(242,703)
CoStar Group Inc	1,012	(271,469)
Coty Inc ‘A’	28,624	(473,155)
Cousins Properties Inc	18,746	(175,088)
Covanta Holding Corp	15,436	(229,225)
Cree Inc	4,373	(123,275)
Crown Holdings Inc	498	(29,741)
Cypress Semiconductor Corp	27,997	(420,515)
DexCom Inc	9,924	(485,532)
Diebold Nixdorf Inc	8,797	(201,011)
DISH Network Corp ‘A’	1,714	(92,950)
Dominion Energy Inc	3,582	(275,563)
Domino’s Pizza Inc	3,865	(767,396)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Dunkin’ Brands Group Inc	2,925	($155,259)
Dycom Industries Inc	4,097	(351,850)
Edwards Lifesciences Corp	225	(24,595)
Empire State Realty Trust Inc ‘A’	3,900	(80,106)
Ensco PLC ‘A’	4,030	(24,059)
Envision Healthcare Corp	18,229	(819,394)
EQT Corp	5,976	(389,874)
Fastenal Co	11,143	(507,898)
FireEye Inc	13,295	(222,957)
First Data Corp ‘A’	41,674	(751,799)
FirstEnergy Corp	25,038	(771,922)
FNB Corp	13,298	(186,571)
Gartner Inc	207	(25,753)
GATX Corp	1,856	(114,255)
Genesee & Wyoming Inc ‘A’	1,635	(121,006)
Global Payments Inc	1,633	(155,184)
GoDaddy Inc ‘A’	7,012	(305,092)
Granite Construction Inc	5,439	(315,190)
Guidewire Software Inc	7,335	(571,103)
H&R Block Inc	3,068	(81,241)
Halyard Health Inc	1,257	(56,603)
Harley-Davidson Inc	6,080	(293,117)
HEICO Corp	3,462	(310,922)
Hess Corp	13,855	(649,661)
Hilton Grand Vacations Inc	656	(25,341)
HollyFrontier Corp	1,648	(59,279)
Home BancShares Inc/AR	499	(12,585)
IHS Markit Ltd	9,238	(407,211)
Illumina Inc	604	(120,317)
Integrated Device Technology Inc	3,504	(93,136)
Intrexon Corp	4,889	(92,940)
Ionis Pharmaceuticals Inc	4,466	(226,426)
IPG Photonics Corp	180	(33,311)
j2 Global Inc	909	(67,157)
Jack in the Box Inc	253	(25,786)
JB Hunt Transport Services Inc	279	(30,991)
Johnson Controls International PLC	8,269	(333,158)
Jones Lang LaSalle Inc	662	(81,757)
Juno Therapeutics Inc	1,629	(73,077)
KBR Inc	1,508	(26,963)
KLX Inc	6,098	(322,767)
Knowles Corp	15,052	(229,844)
L Brands Inc	2,129	(88,588)
Leucadia National Corp	1,442	(36,411)
Liberty Broadband Corp ‘C’	254	(24,206)
LivaNova PLC	1,874	(131,292)
Live Nation Entertainment Inc	3,441	(149,856)
LogMeIn Inc	641	(70,542)
Macquarie Infrastructure Corp	11,813	(852,662)
Markel Corp	56	(59,807)
Martin Marietta Materials Inc	675	(139,205)
Matador Resources Co	4,447	(120,736)
Mattel Inc	2,391	(37,013)
MAXIMUS Inc	814	(52,503)
MB Financial Inc	390	(17,558)
Medidata Solutions Inc	1,597	(124,662)
Mercury General Corp	2,307	(130,784)
Molina Healthcare Inc	394	(27,091)
Monolithic Power Systems Inc	653	(69,577)
Motorola Solutions Inc	1,072	(90,981)
National Fuel Gas Co	4,242	(240,140)
National Instruments Corp	5,261	(221,856)
National Oilwell Varco Inc	4,462	(159,427)
NetScout Systems Inc	8,588	(277,822)
Neurocrine Biosciences Inc	7,198	(441,093)
New Jersey Resources Corp	2,617	(110,307)
Newell Brands Inc	3,301	(140,854)
NOW Inc	3,143	(43,405)
NRG Energy Inc	19,205	(491,456)
NuVasive Inc	5,878	(325,994)
OneMain Holdings Inc	3,758	(105,938)
ONEOK Inc	3,524	(195,265)
OPKO Health Inc	39,443	(270,579)

Referenced Entity	Shares	Value
Outfront Media Inc	403	($10,148)
Owens & Minor Inc	1,021	(29,813)
PacWest Bancorp	627	(31,670)
Palo Alto Networks Inc	1,580	(227,678)
Pandora Media Inc	71,868	(553,384)
Papa John’s International Inc	3,121	(228,051)
Paramount Group Inc	1,508	(24,128)
Parsley Energy Inc ‘A’	1,508	(39,721)
Patterson Cos Inc	3,007	(116,221)
PBF Energy Inc ‘A’	13,485	(372,321)
Penske Automotive Group Inc	601	(28,590)
Perrigo Co PLC	10,288	(870,879)
Platform Specialty Products Corp	19,312	(215,329)
PNM Resources Inc	1,952	(78,666)
Pool Corp	416	(44,999)
Post Holdings Inc	5,206	(459,534)
Premier Inc ‘A’	7,033	(229,065)
Prestige Brands Holdings Inc	4,812	(241,033)
Primerica Inc	803	(65,485)
PTC Inc	324	(18,235)
Range Resources Corp	3,992	(78,123)
Rollins Inc	1,120	(51,677)
Roper Technologies Inc	298	(72,533)
Royal Gold Inc	1,240	(106,690)
RSP Permian Inc	1,059	(36,631)
Sabre Corp	12,170	(220,277)
Sally Beauty Holdings Inc	4,085	(79,984)
Sealed Air Corp	3,693	(157,765)
Sensata Technologies Holding NV	10,320	(496,082)
ServiceNow Inc	6,221	(731,154)
Signet Jewelers Ltd	5,255	(349,720)
Six Flags Entertainment Corp	4,866	(296,534)
SLM Corp	42,882	(491,857)
SM Energy Co	2,812	(49,885)
Snyder’s-Lance Inc	10,341	(394,406)
Sotheby’s	3,130	(144,324)
Southwest Gas Holdings Inc	1,231	(95,550)
Splunk Inc	9,352	(621,253)
Sprint Corp	8,671	(67,460)
Sprouts Farmers Market Inc	8,187	(153,670)
Square Inc ‘A’	18,774	(540,879)
SS&C Technologies Holdings Inc	5,521	(221,668)
Stericycle Inc	2,328	(166,731)
Stifel Financial Corp	4,144	(221,538)
Symantec Corp	1,094	(35,894)
Tableau Software Inc ‘A’	1,623	(121,546)
Targa Resources Corp	4,977	(235,412)
Tesla Inc	3,224	(1,099,706)
Texas Capital Bancshares Inc	151	(12,956)
The Charles Schwab Corp	2,705	(118,317)
The Howard Hughes Corp	921	(108,614)
The Madison Square Garden Co ‘A’	724	(155,008)
The Middleby Corp	1,133	(145,217)
The Sherwin-Williams Co	244	(87,362)
The Southern Co	517	(25,405)
The Ultimate Software Group Inc	2,817	(534,103)
The Wendy’s Co	12,987	(201,688)
T-Mobile US Inc	2,249	(138,673)
Tractor Supply Co	4,125	(261,071)
TransDigm Group Inc	2,403	(614,327)
Transocean Ltd	8,928	(96,065)
TreeHouse Foods Inc	7,379	(499,780)
TRI Pointe Group Inc	14,841	(204,954)
Twitter Inc	1,263	(21,307)
Tyler Technologies Inc	1,912	(333,300)
United Bankshares Inc/WV	1,815	(67,427)
United Natural Foods Inc	2,204	(91,664)
United States Steel Corp	779	(19,989)
Uniti Group Inc REIT	16,789	(246,127)
Universal Display Corp	2,375	(306,019)
Valley National Bancorp	3,721	(44,838)
VEREIT Inc REIT	56,902	(471,718)
VeriFone Systems Inc	3,193	(64,754)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
ViaSat Inc	6,584	($423,483)
Vulcan Materials Co	2,187	(261,565)
Wabtec Corp/DE	6,719	(508,964)
Washington Prime Group Inc REIT	2,179	(18,151)
Weatherford International PLC	123,570	(565,951)
Webster Financial Corp	3,336	(175,307)
Welbilt Inc	11,838	(272,866)
Westar Energy Inc	1,944	(96,422)
WEX Inc	87	(9,763)
WGL Holdings Inc	303	(25,513)
Whiting Petroleum Corp	45,686	(249,446)
Willis Towers Watson PLC	1,667	(257,101)

Referenced Entity	Shares	Value
WisdomTree Investments Inc	17,673	($179,911)
Workday Inc ‘A’	5,065	(533,800)
Xilinx Inc	1,301	(92,150)
XPO Logistics Inc	5,890	(399,224)
Zayo Group Holdings Inc	14,265	(491,001)
Zillow Group Inc ‘C’	9,301	(373,983)

		(54,525,866)

Total Short Positions		(55,124,576)

Total Long and Short Positions		$6,945,287

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW (1.600% as of 09/30/17) plus or minus a specified spread (rates range from (2.289%) to 0.350%) as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	08/13/18 - 10/29/18

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Australia

AGL Energy Ltd	13,633	$250,338
Ansell Ltd	557	9,761
Aurizon Holdings Ltd	49,837	192,051
Australia & New Zealand Banking Group Ltd	1,644	38,295
Bendigo & Adelaide Bank Ltd	3,142	28,687
CIMIC Group Ltd	14,535	505,116
Coca-Cola Amatil Ltd	15,214	92,350
Fortescue Metals Group Ltd	41,657	168,700
Harvey Norman Holdings Ltd	3,087	9,416
Newcrest Mining Ltd	3,646	60,012
Orica Ltd	9,702	151,021
Origin Energy Ltd	7,374	43,427
South32 Ltd	24,363	63,027
Treasury Wine Estates Ltd	7,774	83,631

		1,695,832

Total Long Positions		1,695,832

Referenced Entity	Shares	Value
Short Positions:

Australia

ALS Ltd	2,899	($17,834)
AMP Ltd	40,057	(152,107)
APA Group	47,477	(311,443)
Brambles Ltd	7,412	(52,462)
Domino’s Pizza Enterprises Ltd	1,820	(65,571)
Healthscope Ltd	148,798	(195,331)
Iluka Resources Ltd	1,320	(9,881)
Magellan Financial Group Ltd	896	(17,312)
Platinum Asset Management Ltd	24,033	(114,472)
Ramsay Health Care Ltd	334	(16,342)
REA Group Ltd	3,423	(180,302)
SEEK Ltd	27,820	(363,250)
Tabcorp Holdings Ltd	5,638	(18,899)
TPG Telecom Ltd	24,012	(91,922)
Vocus Group Ltd	40,956	(76,944)

		(1,684,072)

Total Short Positions		(1,684,072)

Total Long and Short Positions		$11,760

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR (0.253% as of 09/30/17) plus or minus a specified spread (rates range from (0.853%) to 0.350%) as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	08/13/18 - 10/29/18

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Australia

BHP Billiton PLC	14,139	$249,496

India

Vedanta Resources PLC	4,349	50,891

Russia

Evraz PLC	4,822	20,248

South Africa

Investec PLC	26,099	190,793

Referenced Entity	Shares	Value
Switzerland

Coca-Cola HBC AG	9,061	$306,794
Glencore PLC	10,579	48,558

		355,352

United Kingdom

Anglo American PLC	561	10,086
Ashmore Group PLC	2,197	9,994
Ashtead Group PLC	9,702	234,051
ASOS PLC	1,108	88,502
BAE Systems PLC	10,144	85,907
Barclays PLC	22,044	57,160
Barratt Developments PLC	50,140	413,062
BBA Aviation PLC	12,542	50,181

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Bellway PLC	5,606	$247,983
Britvic PLC	4,607	46,687
BT Group PLC	86,193	327,834
Close Brothers Group PLC	4,078	80,641
Daily Mail & General Trust PLC ‘A’	3,033	26,356
DCC PLC	434	42,142
Dixons Carphone PLC	15,919	41,275
G4S PLC	5,867	21,889
GKN PLC	21,879	101,378
GlaxoSmithKline PLC	7,637	152,668
Hays PLC	3,797	9,644
Howden Joinery Group PLC	10,020	57,904
Inchcape PLC	15,015	173,669
Indivior PLC	34,579	157,504
Intermediate Capital Group PLC	7,487	94,008
JD Sports Fashion PLC	6,941	34,800
Jupiter Fund Management PLC	1,788	13,244
Moneysupermarket.com Group PLC	5,470	23,320
Paysafe Group PLC	5,585	43,594
Persimmon PLC	15,954	552,125
Rio Tinto PLC	1,522	70,848
Royal Mail PLC	68,629	353,376
Smiths Group PLC	4,460	94,327
Stagecoach Group PLC	30,149	68,973
Standard Life PLC	3,403	19,781
Tate & Lyle PLC	15,833	137,481
Taylor Wimpey PLC	156,227	409,462
Thomas Cook Group PLC	7,127	11,495
Vodafone Group PLC	20,986	58,765
WH Smith PLC	1,483	40,162
William Hill PLC	28,157	95,231
Wm Morrison Supermarkets PLC	35,888	112,578

		4,670,087

Total Long Positions		5,536,867

Short Positions:

Chile

Antofagasta PLC	22,770	(290,044)

Jordan

Hikma Pharmaceuticals PLC	13,889	(225,664)

South Africa

Mediclinic International PLC	16,824	(146,537)

Referenced Entity	Shares	Value
United Kingdom

AA PLC	45,160	($102,679)
Admiral Group PLC	5,866	(142,940)
Aggreko PLC	13,361	(168,051)
Associated British Foods PLC	882	(37,760)
Auto Trader Group PLC ~	9,139	(48,080)
Babcock International Group PLC	5,307	(58,863)
Balfour Beatty PLC	34,321	(123,891)
BTG PLC	23,689	(214,722)
Capita PLC	33,347	(252,308)
Centrica PLC	20,096	(50,368)
Cobham PLC	130,913	(255,591)
ConvaTec Group PLC ~	18,414	(67,663)
Croda International PLC	1,376	(69,967)
Direct Line Insurance Group PLC	1,990	(9,701)
easyJet PLC	13,588	(221,738)
Essentra PLC	14,979	(110,751)
Experian PLC	9,545	(191,727)
Greene King PLC	1,957	(14,343)
Halma PLC	10,212	(153,228)
Hargreaves Lansdown PLC	16,996	(337,255)
Inmarsat PLC	22,763	(196,457)
Intertek Group PLC	620	(41,443)
J Sainsbury PLC	7,339	(23,399)
Johnson Matthey PLC	616	(28,247)
Just Eat PLC	30,469	(272,914)
Kingfisher PLC	2,434	(9,745)
Meggitt PLC	6,288	(43,920)
Merlin Entertainments PLC ~	20,740	(123,776)
Micro Focus International PLC	564	(18,052)
Next PLC	1,179	(83,110)
Old Mutual PLC	23,410	(60,982)
Pearson PLC	1,891	(15,507)
Pennon Group PLC	15,183	(162,113)
Petrofac Ltd	25,941	(156,713)
Provident Financial PLC	10,011	(111,468)
Rightmove PLC	762	(41,322)
Rotork PLC	31,144	(108,855)
RPC Group PLC	5,738	(76,199)
Serco Group PLC	5,366	(8,295)
St James’s Place PLC	8,749	(134,470)
Standard Chartered PLC	1,008	(10,023)
Tesco PLC	94,249	(236,353)
Travis Perkins PLC	2,257	(43,793)
Worldpay Group PLC ~	40,443	(220,744)

		(4,859,526)

Total Short Positions		(5,521,771)

Total Long and Short Positions		$15,096

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR (0.426% as of 09/30/17) plus or minus a specified spread (rates range from (2.250%) to 0.500%) as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	08/13/18 - 10/08/18

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Hong Kong

CK Asset Holdings Ltd	5,500	$45,723
I-CABLE Communications Ltd	18,983	624
Kerry Properties Ltd	44,000	182,756
Melco International Development Ltd	42,000	121,669
New World Development Co Ltd	97,000	139,963
Sino Land Co Ltd	36,000	63,468
SJM Holdings Ltd	43,000	39,502

Referenced Entity	Shares	Value
VTech Holdings Ltd	7,800	$114,064
WH Group Ltd ~	39,000	41,535
Wheelock & Co Ltd	25,000	176,472
Xinyi Glass Holdings Ltd	54,000	53,521
Yue Yuen Industrial Holdings Ltd	53,000	202,223

		1,181,520

Total Long Positions		1,181,520

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Short Positions:

Hong Kong

Cathay Pacific Airways Ltd	76,639	($116,108)
Haitong International Securities Group Ltd	129,051	(74,676)
Hang Lung Properties Ltd	30,871	(73,498)
Hong Kong & China Gas Co Ltd	104,270	(196,479)
Hysan Development Co Ltd	3,000	(14,154)
MTR Corp Ltd	17,103	(100,142)
Techtronic Industries Co Ltd	3,500	(18,736)
Value Partners Group Ltd	146,276	(132,724)

		(726,517)

Referenced Entity	Shares	Value
Macao

MGM China Holdings Ltd	144,997	($347,987)

United States

Samsonite International SA	25,592	(110,066)

Total Short Positions		(1,184,570)

Total Long and Short Positions		($3,050)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR (1.001% as of 09/30/17) plus or minus a specified spread (rates range from (1.000%) to 0.408%) as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	08/13/18 - 09/24/18

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	276,306	$292,066

Singapore

Genting Singapore PLC	240,400	207,877
SATS Ltd	20,000	68,069

		275,946

Total Long Positions		568,012

Referenced Entity	Shares	Value
Short Positions:

Singapore

CapitaLand Ltd	6,800	($17,992)
Global Logistic Properties Ltd	34,300	(83,573)
Golden Agri-Resources Ltd	62,400	(17,251)
Keppel Corp Ltd	48,786	(234,224)
Singapore Post Ltd	196,500	(181,264)
Singapore Press Holdings Ltd	13,200	(26,527)

		(560,831)

Total Short Positions		(560,831)

Total Long and Short Positions		$7,181

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate (1.000% as of 09/30/17) plus or minus a specified spread (rates range from (0.250%) to 0.325%) as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Canada

Air Canada	23,435	$492,835
Atco Ltd ‘I’	378	13,875
CAE Inc	3,445	60,272
Canadian Tire Corp Ltd ‘A’	1,428	177,780
Constellation Software Inc	32	17,458
Dollarama Inc	3,791	414,815
Empire Co Ltd ‘A’	8,121	143,708
Encana Corp	15,608	183,756
Finning International Inc	2,492	56,980
George Weston Ltd	1,680	146,289
Husky Energy Inc	779	9,752
Industrial Alliance Insurance & Financial Services Inc	3,195	144,674
Linamar Corp	2,729	166,529
Lundin Mining Corp	2,658	18,235
Magna International Inc	4,448	237,381
National Bank of Canada	3,093	148,856
Open Text Corp	705	22,748
Quebecor Inc ‘B’	494	18,564
Royal Bank of Canada	179	13,849
Saputo Inc	2,128	73,659

Referenced Entity	Shares	Value
West Fraser Timber Co Ltd	3,274	$188,922
WestJet Airlines Ltd	1,585	33,752

		2,784,689

Total Long Positions		2,784,689

Short Positions:

Canada

Agnico Eagle Mines Ltd	1,779	(80,399)
AltaGas Ltd	6,442	(148,382)
BlackBerry Ltd	1,254	(14,020)
Bombardier Inc ‘B’	32,887	(59,567)
Cameco Corp	14,572	(140,727)
Canadian Utilities Ltd ‘A’	5,002	(155,342)
Eldorado Gold Corp	23,567	(51,752)
Element Fleet Management Corp	1,980	(14,678)
Enbridge Inc	7,148	(298,580)
Fairfax Financial Holdings Ltd	174	(90,550)
Franco-Nevada Corp	1,684	(130,455)
Gildan Activewear Inc	5,662	(176,928)
Goldcorp Inc	7,187	(93,311)
Keyera Corp	2,295	(70,151)
Methanex Corp	2,148	(107,938)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Onex Corp	127	($9,801)
Peyto Exploration & Development Corp	532	(8,698)
Restaurant Brands International Inc	375	(23,959)
Stantec Inc	1,454	(40,354)
TransCanada Corp	4,913	(242,825)
Wheaton Precious Metals Corp	8,750	(166,900)
WSP Global Inc	3,891	(161,877)
Yamana Gold Inc	25,522	(67,500)

		(2,354,694)

Referenced Entity	Shares	Value
United States

Valeant Pharmaceuticals International Inc	12,759	($182,834)

Zambia

First Quantum Minerals Ltd	18,632	(209,204)

Total Short Positions		(2,746,732)

Total Long and Short Positions		$37,957

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS ((0.539%) as of 09/30/17) plus or minus a specified spread (rates range from (0.400%) to 0.400%) as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Switzerland

Adecco Group AG	3,599	$280,378
Flughafen Zurich AG	1,185	268,183
Georg Fischer AG	141	174,008
Lonza Group AG	1,297	340,806
Sika AG	32	238,262
Straumann Holding AG	86	55,308
Swiss Life Holding AG	1,286	453,369
Swiss Re AG	793	71,881
Temenos Group AG	3,686	376,485
Zurich Insurance Group AG	449	137,205

		2,395,885

Total Long Positions		2,395,885

Referenced Entity	Shares	Value
Short Positions:

Austria

ams AG	2,221	($161,266)

Switzerland

Aryzta AG	6,609	(203,001)
Barry Callebaut AG	46	(70,422)
Chocoladefabriken Lindt & Spruengli AG	43	(245,340)
Credit Suisse Group AG	48,417	(767,148)
DKSH Holding AG	116	(9,857)
GAM Holding AG	5,984	(92,764)
OC Oerlikon Corp AG	1,779	(27,411)
Vifor Pharma AG	3,703	(436,756)

		(1,852,699)

Total Short Positions		(2,013,965)

Total Long and Short Positions		$381,920

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA ((0.361%) as of 09/30/17) plus or minus a specified spread (rates range from (2.750%) to 0.400%) as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Belgium

Ageas	6,081	$286,010
bpost SA	6,825	202,981
KBC Group NV	117	9,926
Proximus SADP	2,750	94,803
Solvay SA	939	140,378
UCB SA	632	45,041
Umicore SA	1,459	120,784

		899,923

Finland

Cargotec OYJ ‘B’	3,182	200,109
Kesko OYJ ‘B’	5,338	286,368
Neste OYJ	7,115	310,956
Orion OYJ ‘B’	1,498	69,555
UPM-Kymmene OYJ	2,866	77,757

		944,745

France

Air France-KLM	13,610	214,629
Amundi SA	255	21,202

Referenced Entity	Shares	Value
Arkema SA	309	$37,915
Atos SE	4,790	742,963
BioMerieux	605	49,249
BNP Paribas SA	2,517	203,060
Capgemini SA	1,604	188,027
Cie Generale des Etablissements Michelin	2,137	311,790
CNP Assurances	7,801	182,880
Eiffage SA	258	26,719
Elior Group ~	974	25,805
Eutelsat Communications SA	1,041	30,816
Faurecia	1,251	86,814
Imerys SA	306	27,649
Ipsen SA	1,722	229,117
Lagardere SCA	4,664	156,245
Peugeot SA	20,088	478,196
Renault SA	101	9,924
Sanofi	1,373	136,677
SCOR SE	945	39,632
SEB SA	167	30,648
Teleperformance	4,362	650,757
Thales SA	1,865	211,211

		4,091,925

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Germany

Aurubis AG	2,106	$170,745
Covestro AG ~	7,641	657,510
Deutsche Lufthansa AG	6,030	167,687
Evonik Industries AG	1,057	37,790
Freenet AG	1,355	45,347
HOCHTIEF AG	1,782	300,983
Infineon Technologies AG	3,663	92,353
KION Group AG	335	32,091
OSRAM Licht AG	1,721	137,455
Rheinmetall AG	2,939	331,473
RWE AG	7,427	168,963
Salzgitter AG	4,795	217,808
Software AG	7,387	360,919
Suedzucker AG	9,168	197,172
Talanx AG	3,263	132,018
Uniper SE	13,251	363,668

		3,413,982

Italy

A2A SPA	305,039	524,824
Assicurazioni Generali SPA	9,152	170,696
Autogrill SPA	22,053	286,838
DiaSorin SPA	596	53,153
Enel SPA	51,127	308,003
GEDI Gruppo Editoriale SpA	1,574	1,395
Hera SPA	31,516	99,117
Intesa Sanpaolo SpA	115,238	407,976
Leonardo SPA	12,937	242,569
Moncler SPA	9,781	282,606
Prysmian SPA	11,110	375,375
Recordati SPA	4,127	190,447
Unipol Gruppo Finanziario SPA	20,826	95,550

		3,038,549

Luxembourg

ArcelorMittal	389	10,035

Netherlands

ABN AMRO Group NV	6,300	188,648
ASM International NV	3,498	221,207
ASR Nederland NV	2,519	100,763
Koninklijke Philips NV	4,652	191,940
NN Group NV	13,481	564,532
Philips Lighting NV ~	3,533	142,598
Randstad Holding NV	1,426	88,132
Wolters Kluwer NV	3,221	148,858

		1,646,678

Portugal

EDP—Energias de Portugal SA	7,411	27,944
Galp Energia SGPS SA	4,425	78,469

		106,413

Spain

ACS Actividades de Construccion y Servicios SA	2,342	86,882
Almirall SA	942	9,586
Banco de Sabadell SA	14,487	30,286
Banco Santander SA	26,538	185,628
Ebro Foods SA	4,450	105,451
Endesa SA	3,442	77,668
Mapfre SA	39,008	127,110
Prosegur Cia de Seguridad SA	9,513	71,107
Repsol SA	29,099	537,001

		1,230,719

Switzerland

STMicroelectronics NV	4,829	93,635

Referenced Entity	Shares	Value
United Kingdom

Dialog Semiconductor PLC	3,779	$167,242
Fiat Chrysler Automobiles NV	24,559	440,129

		607,371

Total Long Positions		16,083,975

Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	6,312	(754,515)
Telenet Group Holding NV	2,233	(147,809)

		(902,324)

Finland

Amer Sports OYJ	5,501	(146,041)
Huhtamaki OYJ	1,309	(52,866)
Metso OYJ	405	(14,864)
Nokia OYJ	2,963	(17,803)
Nokian Renkaat OYJ	641	(28,523)
Outokumpu OYJ	5,497	(57,189)

		(317,286)

France

Accor SA	7,788	(387,322)
Aeroports de Paris	739	(119,462)
Bollore SA	119,604	(598,088)
Bureau Veritas SA	1,657	(42,763)
Edenred	23,200	(630,683)
Electricite de France SA	21,245	(258,026)
Groupe Eurotunnel SE	22,548	(271,823)
Iliad SA	142	(37,744)
Ingenico Group SA	3,544	(335,982)
JCDecaux SA	2,901	(108,762)
Orpea	1,488	(176,373)
Remy Cointreau SA	1,400	(165,842)
SFR Group SA	3,367	(137,357)
Vivendi SA	4,864	(123,223)
Zodiac Aerospace	6,025	(174,190)

		(3,567,640)

Germany

Axel Springer SE	1,152	(74,093)
Bilfinger SE	3,092	(129,669)
Deutsche Bank AG	6,911	(119,634)
Duerr AG	434	(58,115)
E.ON SE	48,091	(545,178)
Fielmann AG	404	(35,031)
GEA Group AG	7,587	(345,385)
Krones AG	165	(22,951)
MAN SE	359	(40,525)
ProSiebenSat.1 Media SE	2,329	(79,476)
Sartorius AG Preferred	1,429	(136,739)
Symrise AG	1,272	(96,703)
Telefonica Deutschland Holding AG	21,497	(120,805)
thyssenkrupp AG	5,476	(162,636)
United Internet AG	4,470	(278,626)
Volkswagen AG Preferred	646	(105,462)
Zalando SE ~	8,320	(417,601)

		(2,768,629)

Italy

Azimut Holding SPA	11,521	(249,616)
Banca Generali SPA	1,204	(41,817)
Banco BPM SPA	17,522	(72,878)
BPER Banca	19,882	(119,131)
Brembo SpA	2,175	(36,817)
Buzzi Unicem SpA	3,045	(82,285)
Ferrari NV	240	(26,555)
FinecoBank Banca Fineco SPA	2,229	(19,790)
Mediaset SPA	24,816	(85,967)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Saipem SpA	65,581	($283,223)
Salvatore Ferragamo SPA	7,307	(205,410)
UniCredit SPA	13,639	(291,050)
Unione di Banche Italiane SpA	11,977	(62,243)
Yoox Net-A-Porter Group SPA	6,056	(237,690)

		(1,814,472)

Luxembourg

Eurofins Scientific SE	478	(302,430)
SES SA	1,238	(27,102)
Tenaris SA	48,479	(687,186)

		(1,016,718)

Netherlands

Altice NV ‘A’	37,101	(743,348)
Boskalis Westminster	284	(9,927)
Koninklijke Vopak NV	3,359	(147,305)
OCI NV	7,956	(186,369)
SBM Offshore NV	19,402	(351,816)

		(1,438,765)

Referenced Entity	Shares	Value
Portugal

Banco Comercial Portugues SA	396,141	($114,943)

Spain

Atresmedia Corp de Medios de Comunicacion SA	3,112	(32,740)
Bankia SA	59,181	(285,712)
Cellnex Telecom SAU ~	19,075	(436,678)
Ferrovial SA	2,043	(45,015)
Grifols SA	1,807	(52,734)
Industria de Diseno Textil SA	260	(9,802)
Zardoya Otis SA	8,330	(92,152)

		(954,833)

United States

QIAGEN NV	5,790	(183,021)

Total Short Positions		(13,078,631)

Total Long and Short Positions		$3,005,344

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC ((0.046%) as of 09/30/17) plus or minus a specified spread (rates range from (5.250%) to 0.450%) as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/07/18

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Japan

Alfresa Holdings Corp	7,900	$144,731
Amada Holdings Co Ltd	9,700	106,500
ANA Holdings Inc	1,800	68,182
Aozora Bank Ltd	2,800	106,606
Asahi Glass Co Ltd	1,800	66,858
Asahi Group Holdings Ltd	3,100	125,360
Bandai Namco Holdings Inc	13,100	450,048
Brother Industries Ltd	3,100	72,279
Chubu Electric Power Co Inc	8,100	100,665
Citizen Watch Co Ltd	23,900	164,807
Cosmos Pharmaceutical Corp	400	89,294
Daicel Corp	4,300	51,848
Fuji Electric Co Ltd	8,000	44,389
Fujitsu Ltd	79,000	587,961
GungHo Online Entertainment Inc	27,800	75,204
Hakuhodo DY Holdings Inc	13,100	172,480
Haseko Corp	29,400	392,325
Hitachi Chemical Co Ltd	10,900	299,103
Hitachi Construction Machinery Co Ltd	700	20,745
Hitachi High-Technologies Corp	7,700	279,655
Hitachi Ltd	66,000	465,356
Idemitsu Kosan Co Ltd	3,900	110,221
Inpex Corp	10,500	111,854
Itochu Techno-Solutions Corp	10,800	403,457
Japan Airlines Co Ltd	2,100	71,088
JFE Holdings Inc	10,700	209,290
JSR Corp	3,100	58,943
JTEKT Corp	1,700	23,533
JXTG Holdings Inc	54,600	281,530
Kajima Corp	26,000	258,425
Kamigumi Co Ltd	6,500	150,590
Kaneka Corp	16,000	124,320
Kao Corp	3,200	188,395
Kewpie Corp	2,100	50,665
Kobayashi Pharmaceutical Co Ltd	1,500	85,026
Konami Holdings Corp	2,007	96,624
Kurita Water Industries Ltd	400	11,560

Referenced Entity	Shares	Value
Kyushu Financial Group Inc	2,700	$16,622
Lion Corp	2,100	38,371
Marubeni Corp	10,200	69,729
Matsumotokiyoshi Holdings Co Ltd	3,300	221,039
Medipal Holdings Corp	8,600	149,463
Miraca Holdings Inc	1,100	51,209
Mitsubishi Corp	4,400	102,370
Mitsubishi Gas Chemical Co Inc	12,100	283,909
Mitsubishi Materials Corp	3,800	131,621
Mitsubishi Tanabe Pharma Corp	9,700	222,683
Mitsui Chemicals Inc	5,000	152,087
Mixi Inc	3,200	154,547
MS&AD Insurance Group Holdings Inc	2,700	87,011
Nexon Co Ltd	4,700	122,869
NH Foods Ltd	3,000	82,452
NHK Spring Co Ltd	13,600	146,669
Nippon Electric Glass Co Ltd	3,500	135,674
Nippon Express Co Ltd	4,800	312,922
Nippon Shinyaku Co Ltd	700	48,650
Nippon Shokubai Co Ltd	1,400	98,958
Nippon Telegraph & Telephone Corp	7,500	343,655
Nomura Research Institute Ltd	400	15,621
Obayashi Corp	18,300	219,498
Omron Corp	1,200	61,191
Oracle Corp Japan	2,300	180,785
Otsuka Corp	1,600	102,617
Persol Holdings Co Ltd	1,800	41,940
Pola Orbis Holdings Inc	5,700	172,355
Resona Holdings Inc	3,200	16,453
Rohm Co Ltd	800	68,647
Sankyo Co Ltd	1,615	51,532
Sega Sammy Holdings Inc	14,400	201,292
Sekisui Chemical Co Ltd	2,500	49,254
Shimamura Co Ltd	800	95,964
Shimizu Corp	3,600	39,922
Shin-Etsu Chemical Co Ltd	1,900	170,050
Shionogi & Co Ltd	1,700	92,934
Sojitz Corp	83,300	230,494
Square Enix Holdings Co Ltd	9,700	365,311
Start Today Co Ltd	9,200	291,549
Sumitomo Heavy Industries Ltd	3,600	144,501

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Suzuken Co Ltd	6,400	$227,631
Taisei Corp	5,800	304,163
The Gunma Bank Ltd	13,600	84,255
THK Co Ltd	2,800	95,504
Tokyo Broadcasting System Holdings Inc	3,900	72,381
Tokyo Century Corp	300	13,514
Tokyo Gas Co Ltd	3,600	88,159
Toppan Printing Co Ltd	22,000	218,246
Tosoh Corp	12,000	270,866
Toyo Seikan Group Holdings Ltd	800	13,369
Toyo Suisan Kaisha Ltd	4,400	161,650
Toyoda Gosei Co Ltd	4,500	106,345
Toyota Boshoku Corp	8,700	184,466
Toyota Tsusho Corp	2,000	65,731
USS Co Ltd	1,100	22,201
Welcia Holdings Co Ltd	300	11,302

		13,644,120

Total Long Positions		13,644,120

Short Positions:

Japan

Advantest Corp	2,900	(54,372)
Aeon Co Ltd	17,500	(258,660)
AEON Financial Service Co Ltd	8,900	(186,186)
Alps Electric Co Ltd	6,400	(169,144)
Asics Corp	17,600	(262,497)
Calbee Inc	12,000	(421,457)
Casio Computer Co Ltd	3,000	(42,317)
Chugai Pharmaceutical Co Ltd	4,100	(170,380)
Concordia Financial Group Ltd	2,000	(9,892)
Dai-ichi Life Holdings Inc	7,200	(129,151)
Daiwa Securities Group Inc	12,000	(68,026)
Don Quijote Holdings Co Ltd	7,100	(265,382)
Electric Power Development Co Ltd	10,500	(263,768)
FamilyMart UNY Holdings Co Ltd	6,600	(347,701)
Fast Retailing Co Ltd	600	(176,973)
Hamamatsu Photonics KK	9,604	(290,535)
Hitachi Capital Corp	500	(11,899)
Hokuriku Electric Power Co	15,300	(128,423)
Honda Motor Co Ltd	300	(8,862)
IHI Corp	2,700	(94,118)
Isetan Mitsukoshi Holdings Ltd	16,600	(173,467)
J Front Retailing Co Ltd	2,700	(37,331)
Japan Post Holdings Co Ltd	2,200	(25,992)
Japan Post Insurance Co Ltd	1,600	(34,289)
JGC Corp	1,800	(29,150)
Kakaku.com Inc	11,000	(140,334)
Kansai Paint Co Ltd	8,800	(221,680)
Kawasaki Heavy Industries Ltd	3,100	(102,787)
Keihan Holdings Co Ltd	2,600	(76,151)
Keikyu Corp	10,500	(212,937)
Keio Corp	4,200	(173,115)
Kikkoman Corp	3,400	(104,468)
Kintetsu Group Holdings Co Ltd	6,300	(234,372)

Referenced Entity	Shares	Value
Kobe Steel Ltd	12,000	($137,427)
Konica Minolta Inc	4,500	(36,973)
Kyushu Electric Power Co Inc	12,100	(128,544)
M3 Inc	1,900	(54,172)
Marui Group Co Ltd	18,353	(262,728)
Mitsubishi Heavy Industries Ltd	2,300	(90,941)
Mitsubishi Logistics Corp	8,000	(199,047)
Mitsubishi UFJ Financial Group Inc	1,500	(9,753)
Mitsubishi UFJ Lease & Finance Co Ltd	2,100	(11,142)
Mizuho Financial Group Inc	6,000	(10,518)
MonotaRO Co Ltd	5,700	(152,458)
Murata Manufacturing Co Ltd	800	(117,775)
Nagoya Railroad Co Ltd	6,400	(137,816)
Nankai Electric Railway Co Ltd	2,800	(69,305)
NGK Spark Plug Co Ltd	21,000	(447,228)
Nidec Corp	2,000	(245,862)
Nippon Paint Holdings Co Ltd	7,500	(255,145)
Nippon Yusen KK	6,900	(143,587)
Odakyu Electric Railway Co Ltd	15,300	(290,318)
Ono Pharmaceutical Co Ltd	12,600	(286,001)
Orient Corp	32,000	(52,108)
Oriental Land Co Ltd	100	(7,624)
Pigeon Corp	4,400	(150,417)
Renesas Electronics Corp	15,700	(171,106)
Ricoh Co Ltd	32,500	(316,035)
Santen Pharmaceutical Co Ltd	8,100	(127,801)
Seibu Holdings Inc	6,700	(114,443)
Seiko Epson Corp	4,400	(106,550)
Seven Bank Ltd	79,300	(286,567)
Shikoku Electric Power Co Inc	26,300	(309,247)
Shimano Inc	4,300	(572,843)
Sony Financial Holdings Inc	25,800	(423,367)
Sosei Group Corp	1,800	(152,244)
Sumitomo Mitsui Financial Group Inc	2,700	(103,786)
Suruga Bank Ltd	3,700	(79,845)
Sysmex Corp	3,100	(198,062)
T&D Holdings Inc	8,800	(127,665)
The Bank of Kyoto Ltd	4,600	(234,141)
The Chugoku Electric Power Co Inc	32,000	(339,942)
The Iyo Bank Ltd	1,200	(9,724)
The Shizuoka Bank Ltd	2,000	(17,999)
The Yokohama Rubber Co Ltd	4,900	(101,053)
Tobu Railway Co Ltd	800	(21,981)
Tokio Marine Holdings Inc	1,400	(54,792)
Toyota Industries Corp	3,900	(224,299)
Toyota Motor Corp	3,800	(226,588)
Yahoo Japan Corp	12,500	(59,411)
Yakult Honsha Co Ltd	7,600	(546,920)
Yamaha Corp	1,200	(44,306)
Yamaha Motor Co Ltd	500	(14,968)
Yamato Holdings Co Ltd	3,700	(74,740)
Yaskawa Electric Corp	8,400	(266,613)

		(13,549,743)

Total Short Positions		(13,549,743)

Total Long and Short Positions		$94,377

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR ((0.396% as of 09/30/17) plus or minus a specified spread (rates range from (0.500%) to 0.400%) as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/19

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Denmark

GN Store Nord AS	3,751	$128,770
H Lundbeck AS	4,176	241,423
ISS AS	3,828	154,330
Jyske Bank AS	345	19,945
TDC AS	39,493	231,609
Vestas Wind Systems AS	6,944	624,167

		1,400,244

Total Long Positions		1,400,244

Referenced Entity	Shares	Value
Short Positions:

Denmark

Chr Hansen Holding AS	1,985	($170,397)
Coloplast AS ‘B’	119	(9,675)
Genmab AS	699	(154,580)
Nets AS ~	2,119	(54,858)
Novozymes AS ‘B’	7,186	(369,128)
Pandora AS	5,396	(533,515)
Tryg AS	2,010	(46,473)

		(1,338,626)

Total Short Positions		(1,338,626)

Total Long and Short Positions		$61,618

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR (0.666% as of 09/30/17) plus or minus a specified spread (rates range from (0.500%) to 0.400%) as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Norway

DNB ASA	1,196	$24,147
Leroy Seafood Group ASA	14,445	92,517
Marine Harvest ASA	8,875	175,505
Salmar ASA	2,462	69,627

		361,796

Total Long Positions		361,796

Referenced Entity	Shares	Value
Short Position:

Norway

Schibsted ASA ‘A’	14,476	($373,189)

Total Short Position		(373,189)

Total Long and Short Positions		($11,393)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR ((0.520%) as of 09/30/17) plus or minus a specified spread (rates range from (0.500%) to 0.400%) as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Malta

Kindred Group PLC SDR	1,717	$19,753

Sweden

BillerudKorsnas AB	572	9,702
Boliden AB	11,091	376,200
Essity AB ‘B’	1,488	40,569
Holmen AB ‘B’	208	9,747
Husqvarna AB ‘B’	1,114	11,472
NCC AB ‘B’	14,977	355,527
Saab AB ‘B’	3,414	173,531
SSAB AB	6,805	32,864
Svenska Cellulosa AB SCA ‘B’	4,238	35,924
Swedish Match AB	1,000	35,121

		1,080,657

Total Long Positions		1,100,410

Referenced Entity	Shares	Value
Short Positions:

Luxembourg

Millicom International Cellular SA SDR	1,643	($108,535)

Sweden

Elekta AB ‘B’	4,448	(46,045)
Getinge AB ‘B’	1,472	(27,635)
Hennes & Mauritz AB ‘B’	10,017	(260,204)
Hexagon AB ‘B’	4,986	(247,346)
Hexpol AB	6,697	(70,541)
Modern Times Group MTG AB ‘B’	347	(12,584)
Svenska Handelsbanken AB ‘A’	2,278	(34,417)
Telefonaktiebolaget LM Ericsson ‘B’	48,014	(276,806)

		(975,578)

Total Short Positions		(1,084,113)

Total Long and Short Positions		$16,297

Total Basket Swaps		$10,562,394

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees.
(4)	Net Dividends and Financing Fees, Including Cash, includes the gains (losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay Total Return	Payment Frequency	Counter- Party	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Positive return on Swiss Market Index	Negative return on Swiss Market Index	M	GSC	12/15/17	12	$1,118,235	$1,131,506	$13,271
Positive return on Swiss Market Index	Negative return on Swiss Market Index	M	MSC	12/15/17	1	94,146	95,252	1,106
Positive return on MSCI Canada Index	Negative return on MSCI Canada Index	M	JPM	12/20/17	96	455,576	471,663	16,087
Positive return on MSCI Hong Kong Index	Negative return on MSCI Hong Kong Index	M	JPM	12/20/17	33	345,460	343,384	(2,076)
Positive return on MSCI Italy Index	Negative return on MSCI Italy Index	M	JPM	12/20/17	1,626	201,108	203,919	2,811
Positive return on MSCI Japan Index	Negative return on MSCI Japan Index	M	JPM	12/20/17	6,246	101,788	104,577	2,789
Positive return on MSCI Singapore Index	Negative return on MSCI Singapore Index	M	JPM	12/20/17	27	106,432	106,847	415
Negative return on MSCI United Kingdom Index	Positive return on MSCI United Kingdom Index	M	JPM	12/20/17	7	103,862	104,995	(1,133)

								$33,270

Total Swap Agreements								$8,667,746

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$61,875,609	$13,984,298	$47,891,311	$—
	Derivatives:
	Equity Contracts
	Futures	599,779	599,779	—	—
	Swaps	8,670,955	—	8,670,955	—

	Total Equity Contracts	9,270,734	599,779	8,670,955	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	96,335	—	96,335	—

	Total Assets - Derivatives	9,367,069	599,779	8,767,290	—

	Total Assets	71,242,678	14,584,077	56,658,601	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(11,984)	(11,984)	—	—
	Swaps	(3,209)	—	(3,209)	—

	Total Equity Contracts	(15,193)	(11,984)	(3,209)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(179,422)	—	(179,422)	—

	Total Liabilities - Derivatives	(194,615)	(11,984)	(182,631)	—

	Total Liabilities	(194,615)	(11,984)	(182,631)	—

	Total	$71,048,063	$14,572,093	$56,475,970	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 7.2%

Cyprus - 0.4%

Bank of Cyprus Holdings PLC *	96,925	$318,176

Iceland - 2.9%

Eik fasteignafelag HF *	1,819,300	172,401
Hagar HF *	839,350	274,626
Icelandair Group HF	942,600	131,096
Marel HF	132,800	430,124
N1 HF	194,000	202,588
Reginn HF *	772,300	171,493
Reitir fasteignafelag HF	439,200	348,279
Siminn HF	7,356,800	256,661
Sjova-Almennar Tryggingar HF	1,133,600	170,486
Tryggingamidstodin HF	370,000	105,622
Vatryggingafelag Islands HF	2,359,500	226,738

		2,490,114

Japan - 1.0%

Mitsubishi UFJ Financial Group Inc	46,900	304,936
Mizuho Financial Group Inc	96,800	169,694
Resona Holdings Inc	13,100	67,352
Sumitomo Mitsui Financial Group Inc	5,800	222,947
Sumitomo Mitsui Trust Holding Inc	3,000	108,368

		873,297

Singapore - 0.5%

Yoma Strategic Holdings Ltd	1,037,467	448,240

South Korea - 1.6%

Amorepacific Corp	66	14,982
AMOREPACIFIC Group	174	18,789
Coway Co Ltd	157	12,905
Hana Financial Group Inc	800	33,189
Hankook Tire Co Ltd	265	13,955
Hyundai Heavy Industries Co Ltd *	132	16,803
Hyundai Mobis Co Ltd	184	38,632
Hyundai Motor Co	438	57,620
Hyundai Steel Co	248	11,475
Industrial Bank of Korea	1,188	14,976
Kangwon Land Inc	600	18,358
KB Financial Group Inc	997	49,052
Kia Motors Corp	600	16,600
Korea Electric Power Corp	800	27,180
Korea Zinc Co Ltd	52	22,531
KT&G Corp	450	41,526
LG Chem Ltd	100	34,355
LG Corp	313	22,101
LG Display Co Ltd	714	19,127
LG Electronics Inc	300	21,666
LG Household & Health Care Ltd	26	21,248
Lotte Chemical Corp	53	17,548
Lotte Shopping Co Ltd	67	14,490
NAVER Corp	144	93,950
POSCO	131	36,403
S-Oil Corp	200	22,336
Samsung Biologics Co Ltd * ~	100	29,590
Samsung C&T Corp	300	35,467
Samsung Electronics Co Ltd	89	200,270
Samsung Fire & Marine Insurance Co Ltd	100	24,506
Samsung Life Insurance Co Ltd	300	29,654
Samsung SDI Co Ltd	156	27,142
Samsung SDS Co Ltd	164	24,218
Shinhan Financial Group Co Ltd	919	40,618

	Shares	Value
SK Holdings Co Ltd	100	$25,220
SK Hynix Inc	1,334	97,289
SK Innovation Co Ltd	133	23,181
SK Telecom Co Ltd	100	22,313
Woori Bank	1,660	25,916

		1,317,181

Vietnam - 0.8%

Bank for Foreign Trade of Vietnam JSC	21,900	36,252
Bank for Investment and Development of Vietnam JSC	12,200	10,532
Bao Viet Holdings	4,100	9,922
Binh Minh Plastics JSC	6,600	22,512
Coteccons Construction JSC	3,400	31,118
Danang Rubber JSC	1,800	1,822
Domesco Medical Import Export JSC	6,200	29,354
HA TIEN 1 Cement JSC	5,600	3,622
Hoa Phat Group JSC *	18,800	32,179
Hoa Sen Group	3,700	4,660
KIDO Group Corp	9,700	17,942
Kinh Bac City Development Share Holding Corp *	13,300	8,544
Masan Group Corp	24,700	59,944
PetroVietnam Drilling & Well Services JSC *	6,800	4,244
Petrovietnam Fertilizer & Chemicals JSC	10,000	10,010
PetroVietnam Gas JSC	4,300	13,085
PetroVietnam Nhon Trach 2 Power JSC	22,900	26,753
PetroVietnam Technical Services Corp	16,300	11,691
Pha Lai Thermal Power JSC	5,700	5,079
Refrigeration Electrical Engineering Corp	21,800	33,699
Saigon—Hanoi Commercial Joint Stock Bank *	22,800	8,026
Saigon Securities Inc	17,300	19,077
Saigon Thuong Tin Commercial JSB *	38,500	21,176
Tan Tao Investment & Industry JSC *	27,800	4,917
Viet Capital Securities JSC *	8,900	23,379
Viet Nam Construction and Import-Export JSC	8,000	7,289
Vietnam Dairy Products JSC	11,800	77,467
Vietnam Joint Stock Commercial Bank for Industry and Trade	3,900	3,175
Vingroup JSC *	54,400	122,556

		660,026

Total Common Stocks (Cost $6,275,770)		6,107,034

	Principal Amount
CORPORATE BONDS & NOTES - 1.8%

Argentina - 0.8%

Banco Hipotecario SA (ARS Deposit + 2.500) 22.479% due 01/12/20 § ~	ARS 6,110,000	347,600
YPF SA (ARS Deposit + 4.000) 24.104% due 07/07/20 § ~	$372,000	354,903

		702,503

Ecuador - 0.7%

EP PetroEcuador (LIBOR + 5.630) 6.961% due 09/24/19 § ~	210,526	212,632
Petroamazonas EP 4.625% due 02/16/20 ~	370,000	356,125

		568,757

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Honduras - 0.3%

Inversiones Atlantida SA 8.250% due 07/28/22 ~	$250,000	$257,813

Total Corporate Bonds & Notes (Cost $1,594,491)		1,529,073

SENIOR LOAN NOTES - 4.1%

Barbados - 1.2%

Barbados Government (LIBOR +10.000%) 11.480% due 12/20/19 § " ±	1,000,000	1,003,690

Ethiopia - 0.7%

Ethiopian Railways Corp (LIBOR +3.750%) 5.205% due 08/01/21 § " ±	622,222	613,380

Kenya - 0.1%

Republic of Kenya (LIBOR +5.000%) 6.350% due 04/18/19 §	114,000	114,000

Tanzania - 2.1%

United Republic of Tanzania (LIBOR +5.200%) 7.146% due 06/26/22 § " ±	1,710,000	1,737,203

Total Senior Loan Notes (Cost $3,405,823)		3,468,273

MORTGAGE-BACKED SECURITIES - 0.3%

United States - 0.3%

Fannie Mae (IO) (LIBOR + 6.150) 4.913% due 01/25/43 §	1,681,837	268,479

Total Mortgage-Backed Securities (Cost $401,093)		268,479

FOREIGN GOVERNMENT BONDS & NOTES - 67.2%

Albania - 2.2%

Albania Government 5.750% due 11/12/20 ~	EUR 1,434,000	1,910,927

Australia - 0.8%

Australia Government 3.000% due 03/21/47 ‡	AUD 930,000	649,920

Azerbaijan - 0.2%

Republic of Azerbaijan 5.125% due 09/01/29 ~	$155,057	157,949

Barbados - 1.1%

Barbados Government
6.625% due 12/05/35 ~	1,021,000	834,668
7.000% due 08/04/22 ~	145,000	134,488

		969,156

	Principal Amount	Value
Belarus - 4.4%

Republic of Belarus
6.875% due 02/28/23 ~ ‡	$1,600,000	$1,724,360
7.625% due 06/29/27 ~ ‡	1,820,000	2,035,552

		3,759,912

Cyprus - 5.6%

Cyprus Government
3.750% due 07/26/23 ~	EUR 1,478,000	1,977,053
4.250% due 11/04/25 ~	2,014,000	2,802,757

		4,779,810

Dominican Republic - 3.2%

Dominican Republic
10.375% due 03/04/22 ~	DOP 37,700,000	807,829
10.400% due 05/10/19 ~	33,800,000	720,713
15.000% due 04/05/19 ~	18,500,000	421,741
15.950% due 06/04/21 ~	6,700,000	168,669
16.000% due 07/10/20 ~	20,700,000	504,647
16.950% due 02/04/22 ~	2,900,000	75,931

		2,699,530

Ecuador - 1.0%

Ecuador Government 10.500% due 03/24/20 ~	$808,000	875,670

El Salvador - 4.4%

El Salvador Government
5.875% due 01/30/25 ~	163,000	160,555
6.375% due 01/18/27 ~	694,000	689,663
7.375% due 12/01/19 ~	500,000	523,125
7.650% due 06/15/35 ~	287,000	296,293
7.750% due 01/24/23 ~	857,000	925,894
8.250% due 04/10/32 ~	193,000	211,453
8.625% due 02/28/29 ~	407,000	457,875
8.625% due 02/28/29 ~	458,000	515,250

		3,780,108

Iceland - 2.8%

Iceland Rikisbref
5.000% due 11/15/28	ISK 25,020,297	231,908
6.250% due 02/05/20	4,589,840	44,550
6.500% due 01/24/31	158,183,769	1,675,767
7.250% due 10/26/22	34,913,978	360,975
8.000% due 06/12/25	8,214,922	91,324

		2,404,524

Indonesia - 3.2%

Indonesia Treasury
7.500% due 08/15/32	IDR 3,282,000,000	255,793
7.500% due 05/15/38	5,471,000,000	421,627
8.250% due 05/15/36	18,289,000,000	1,495,342
8.375% due 03/15/34	2,659,000,000	217,800
8.750% due 05/15/31	3,506,000,000	302,145

		2,692,707

Macedonia - 6.5%

Macedonia Government
3.975% due 07/24/21 ~	EUR 2,174,000	2,731,747
4.875% due 12/01/20 ~	2,177,000	2,800,537

		5,532,284

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
New Zealand - 6.8%

New Zealand Government
2.000% due 09/20/25 ^ ~	NZD 1,775,613	$1,310,112
2.500% due 09/20/35 ^ ~	4,229,315	3,298,632
3.000% due 09/20/30 ^ ~	1,485,887	1,206,659

		5,815,403

Peru - 3.1%

Peru Government 8.200% due 08/12/26	PEN 6,938,000	2,630,045

Rwanda - 0.8%

Rwanda Government 6.625% due 05/02/23 ~	$669,000	699,968

Saudi Arabia - 0.4%

Saudi Government 3.625% due 03/04/28 ~	365,000	361,226

Serbia - 8.9%

Serbia Treasury
5.750% due 07/21/23	RSD 514,300,000	5,312,193
10.000% due 02/05/22	186,800,000	2,223,958

		7,536,151

Sri Lanka - 7.9%

Sri Lanka Government
8.000% due 11/15/18	LKR 8,220,000	53,073
8.750% due 10/15/18	53,000,000	344,572
9.250% due 05/01/20	71,020,000	459,668
9.450% due 10/15/21	47,000,000	302,903
10.000% due 10/01/22	197,100,000	1,284,558
10.250% due 03/15/25	190,360,000	1,244,054
10.600% due 07/01/19	2,630,000	17,534
10.600% due 09/15/19	144,000,000	960,133
10.750% due 03/01/21	88,000,000	589,048
11.000% due 08/01/21	67,270,000	454,262
11.000% due 08/01/24	10,000,000	67,940
11.000% due 08/01/25	5,000,000	34,003
11.000% due 06/01/26	77,800,000	529,778
11.200% due 07/01/22	15,380,000	104,816
11.400% due 01/01/24	11,000,000	76,210
11.500% due 12/15/21	15,000,000	103,653
11.500% due 08/01/26	9,000,000	62,851

		6,689,056

Suriname - 1.2%

Republic of Suriname 9.250% due 10/26/26 ~	$966,000	1,048,110

Thailand - 2.7%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 79,491,112	2,293,458

Total Foreign Government Bonds & Notes (Cost $53,463,875)		57,285,914

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 12.9%

Foreign Government Issues - 5.7%

Egypt Treasury Bills (Egypt)
0.000% due 10/03/17	EGP 4,850,000	$274,788
9.904% due 10/10/17	3,925,000	221,805
13.540% due 10/17/17	7,475,000	421,015
15.475% due 10/24/17	2,175,000	122,069
16.507% due 10/31/17	2,125,000	118,844
16.827% due 11/07/17	1,075,000	59,928
17.135% due 02/06/18	2,575,000	137,961
17.214% due 02/13/18	3,350,000	178,895
17.283% due 02/20/18	2,125,000	113,107
17.284% due 11/14/17	11,600,000	644,432
17.360% due 04/03/18	5,250,000	274,270
17.391% due 03/06/18	4,250,000	224,746
17.432% due 03/13/18	975,000	51,393
17.599% due 11/21/17	6,150,000	340,487
17.651% due 12/05/17	5,175,000	284,708
17.658% due 01/02/18	2,500,000	135,834
17.797% due 12/12/17	6,425,000	352,291
17.803% due 11/28/17	2,775,000	153,115
17.844% due 01/16/18	2,425,000	130,878
17.936% due 12/19/17	1,575,000	86,066
19.541% due 12/05/17	2,150,000	117,944
Nigeria Treasury Bills (Nigeria) 18.587% due 09/20/18	NGN 48,760,000	115,070
18.614% due 09/13/18	67,200,000	159,071
18.966% due 08/16/18	9,750,000	23,323
19.104% due 07/19/18	40,760,000	98,719

		4,840,759

	Shares
Money Market Fund - 3.5%

BlackRock Liquidity Funds T-Fund Portfolio	3,019,335	3,019,335

	Principal Amount
Repurchase Agreement - 1.4%

JPMorgan Chase & Co (0.670%) due 10/19/17 (Dated 09/18/17, repurchase price of $1,151,478; collateralized by Spain Government: 5.400% due 01/31/23 and value $1,117,237)	EUR 974,810	1,152,121

U.S. Treasury Bills - 2.3%

0.988% due 12/21/17 ‡	$750,000	748,345
0.777% due 10/12/17 ‡	1,250,000	1,249,682

		1,998,027

Total Short-Term Investments (Cost $10,952,654)		11,010,242

TOTAL INVESTMENTS - 93.5% (Cost $76,093,706)		79,669,015

SECURITIES SOLD SHORT - (1.3%)
(See Note (e) in Notes to Schedule of Investments) (Proceeds $988,401)		(1,086,347)

DERIVATIVES - (1.7%)
(See Notes (h) through (m) in Notes to Schedule of Investments)		(1,464,737)

OTHER ASSETS & LIABILITIES, NET - 9.5%		8,100,702

NET ASSETS - 100.0%		$85,218,633

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	67.2%
Short-Term Investments	12.9%
Common Stocks	7.2%
Senior Loan Notes	4.1%
Others (each less than 3.0%)	2.1%

	93.5%
Securities Sold Short	(1.3%	)
Derivatives	(1.7%	)
Other Assets & Liabilities, Net	9.5%

	100.0%

(b)	As of September 30, 2017, the Fund’s composition by country of risk as a percentage of net assets as follows:

Serbia	8.9%
Sri Lanka	7.9%
United States (Includes Short-Term Investments)	7.5%
New Zealand	6.8%
Macedonia	6.5%
Cyprus	6.0%
Iceland	5.7%
Egypt	5.3%
El Salvador	4.4%
Belarus	4.4%
Dominican Republic	3.2%
Indonesia	3.2%
Peru	3.1%
Others (each less than 3.0%)	20.6%

	93.5%
Securities Sold Short	(1.3%	)
Derivatives	(1.7%	)
Other Assets & Liabilities, Net	9.5%

	100.0%

(c)	Investments with a total aggregate value of $3,403,141 or 4.0% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(d)	As of September 30, 2017, investments with a total aggregate value of $5,408,437 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, open futures contracts, forward volatility agreements, forward foreign currency contracts, option contracts and swap agreements.

(e)	Securities sold short outstanding as of September 30, 2017 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (1.3%)

Spain Government
5.400% due 01/31/23	EUR 730,000	($1,086,347)

Total Securities Sold Short (Proceeds $988,401)		($1,086,347)

(f)	Reverse repurchase agreements outstanding as of September 30, 2017 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
CIT	Australia Government 3.000% due 03/21/47	2.100%	07/19/17	10/19/17	$636,910	AUD 807,788	($633,629)
BRC	Republic of Belarus 6.875% due 02/28/23	1.850%	07/06/17	N/A (1)	N/A (1)	$651,111	(651,111)
BRC	Republic of Belarus 7.625% due 06/29/27	1.850%	07/06/17	N/A (1)	N/A (1)	650,409	(650,409)
BRC	Republic of Belarus 6.875% due 02/28/23	1.900%	08/10/17	N/A (1)	N/A (1)	603,508	(603,508)
BRC	Republic of Belarus 7.625% due 06/29/27	1.950%	08/10/17	N/A (1)	N/A (1)	900,586	(900,586)

							($3,439,243)

(1)	The reverse repurchase agreement has an open maturity date and can be terminated at any time by either party.

(g)	The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the six month period ended September 30, 2017 was $676,002 at a weighted average interest rate of 1.926%.

(h)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Short Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
SGX MSCI Index (10/17)	33	$870,690	$875,207	($4,517)
U.S. 5-Year Interest Rate Swap (12/17)	16	1,623,153	1,614,500	8,653
U.S. 10-Year Interest Rate Swap (12/17)	16	1,639,640	1,623,000	16,640

Total Futures Contracts				$20,776

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(i)	Forward Volatility Agreements outstanding as of September 30, 2017 were as follows:

Description	Exercise Volatility Rate	Notional Amount	Expiration Date	Counterparty	Unrealized Appreciation (Depreciation)
Call & Put - EUR/USD 9-Month vs. 1-Year	8.625%	EUR 1,471,000	03/22/19	DUB	($6,803)
Call & Put - CAD/USD 9-Month vs. 1-Year	8.450%	$764,605	03/26/19	BNP	(1,554)
Call & Put - CAD/USD 9-Month vs. 1-Year	8.625%	1,470,395	03/28/19	DUB	(4,569)
Call & Put - CHF/USD 1-Year vs. 1-Year	8.575%	1,471,000	06/14/19	DUB	2,125
Call & Put - CHF/USD 1-Year vs. 1-Year	8.350%	764,000	06/19/19	BNP	2,475
Call & Put - EUR/USD 1-Year vs. 1-Year	8.550%	EUR 735,000	06/20/19	BNP	(2,141)

					($10,467)

(j)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AED	17,517,000	USD	4,738,706	02/18	BNP	$28,466
ARS	7,494,410	USD	427,227	10/17	BNP	(948)
ARS	3,102,000	USD	178,687	10/17	CIT	(1,338)
ARS	3,253,000	USD	180,823	10/17	CIT	4,840
ARS	5,220,000	USD	296,254	11/17	BNP	(2,501)
ARS	5,981,000	USD	331,357	11/17	BNP	3,633
ARS	7,945,200	USD	422,954	11/17	CIT	23,923
ARS	13,648,700	USD	757,209	12/17	BNP	(231)
AUD	500,000	USD	399,500	11/17	CIT	(7,468)
AUD	2,430,070	USD	1,920,205	11/17	GSC	(15,024)
AUD	160,000	USD	128,015	11/17	JPM	(2,565)
AUD	1,321,500	USD	1,060,081	12/17	DUB	(24,388)
AUD	1,004,000	USD	805,708	12/17	GSC	(18,848)
CLP	135,000,000	USD	218,854	11/17	SCB	(8,109)
CNH	3,475,000	USD	498,329	10/17	BNP	24,287
CNH	4,540,000	USD	650,663	10/17	JPM	32,123
CNH	100,000	USD	14,333	10/17	SCB	707
COP	836,130,000	USD	283,660	10/17	CIT	(149)
COP	601,117,000	USD	199,078	10/17	CIT	5,535
COP	428,870,000	USD	145,664	10/17	SCB	(97)
COP	2,878,104,000	USD	958,171	10/17	SCB	21,401
COP	1,107,100,000	USD	374,539	11/17	CIT	778
COP	10,583,279,000	USD	3,495,724	11/17	SCB	88,391
COP	1,107,110,497	USD	373,456	12/17	DUB	685
COP	1,488,550,000	USD	507,431	01/18	BNP	(6,770)
CZK	19,940,000	EUR	766,532	10/17	CIT	1,089
CZK	10,280,000	EUR	395,849	10/17	JPM	(219)
CZK	11,309,000	EUR	433,952	10/17	JPM	1,538
CZK	8,250,000	EUR	317,015	11/17	DUB	595
CZK	64,703,000	EUR	2,484,578	11/17	HSB	6,699
CZK	76,220,000	EUR	2,921,192	11/17	JPM	14,589
DOP	10,252,000	USD	210,082	01/18	CIT	1,278
EUR	172,440	CZK	4,500,000	10/17	CIT	(895)
EUR	396,593	HUF	120,970,000	10/17	GSC	10,235
EUR	1,389,029	HUF	423,382,000	11/17	HSB	37,186
EUR	884,251	HUF	269,817,000	11/17	JPM	22,587
EUR	533,647	HUF	162,026,000	12/17	BNP	16,772
EUR	82,881	PLN	355,000	10/17	GSC	840
EUR	148,435	PLN	636,000	11/17	JPM	1,473
EUR	164,694	SEK	1,573,000	10/17	GSC	1,519
EUR	1,650,000	USD	1,992,639	11/17	DUB	(37,339)
EUR	847,000	USD	1,020,915	11/17	GSC	(17,246)
EUR	2,940,172	USD	3,550,993	12/17	JPM	(61,875)
GBP	2,618,000	USD	3,512,243	11/17	DUB	1,133
HUF	31,120,000	EUR	100,786	10/17	GSC	(1,167)
HUF	111,443,000	EUR	366,119	11/17	JPM	(10,341)
ILS	12,290,000	USD	3,428,192	11/17	GSC	53,712
INR	151,600,000	USD	2,345,805	11/17	CIT	(40,345)
INR	146,300,000	USD	2,262,809	11/17	GSC	(37,948)
INR	36,932,343	USD	570,780	11/17	SCB	(9,131)
INR	105,900,000	USD	1,637,139	11/17	UBS	(26,663)
KRW	722,900,000	USD	642,247	10/17	BNP	(10,887)
KRW	1,880,800,000	USD	1,673,012	10/17	MSC	(30,377)
KRW	134,884,000	USD	118,382	01/18	CIT	(425)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
KRW	549,700,000	USD	484,275	01/18	GSC	($3,443)
KZT	292,263,000	USD	893,087	11/17	DUB	(41,367)
KZT	532,676,000	USD	1,616,254	11/17	GSC	(68,075)
KZT	145,201,000	USD	441,005	12/17	DUB	(22,120)
KZT	40,777,993	USD	122,826	12/17	SCB	(5,415)
KZT	31,158,000	USD	89,534	01/18	GSC	(396)
KZT	431,003,000	USD	1,267,443	02/18	GSC	(38,468)
KZT	148,141,000	USD	429,706	02/18	SCB	(7,466)
KZT	44,242,000	USD	126,046	03/18	JPM	(922)
KZT	151,100,000	USD	436,579	03/18	SCB	(8,283)
KZT	44,423,000	USD	132,113	04/18	DUB	(6,675)
KZT	208,331,000	USD	623,361	05/18	GSC	(41,575)
KZT	61,236,000	USD	183,341	06/18	DUB	(12,366)
KZT	123,388,000	USD	366,680	06/18	GSC	(22,923)
KZT	122,839,044	USD	366,683	06/18	SCB	(24,033)
KZT	13,919,007	USD	40,112	07/18	DUB	(1,535)
MAD	607,000	USD	59,803	06/18	BNP	1,855
MAD	886,000	USD	86,676	06/18	SCB	3,270
MAD	7,179,000	USD	710,792	07/18	SCB	14,454
NZD	340,000	USD	246,838	11/17	CIT	(1,425)
PEN	1,331,000	USD	407,034	11/17	CIT	123
PEN	834,000	USD	256,339	11/17	GSC	(1,216)
PEN	419,000	USD	128,804	12/17	DUB	(825)
PHP	20,100,000	USD	396,293	11/17	BNP	(1,347)
PHP	45,700,000	USD	900,866	11/17	CIT	(2,927)
PHP	8,200,000	USD	161,784	11/17	JPM	(671)
PHP	12,900,000	USD	254,212	11/17	UBS	(754)
PLN	1,648,000	EUR	386,318	10/17	GSC	(5,751)
PLN	6,314,000	EUR	1,472,694	11/17	HSB	(14,284)
PLN	3,224,000	EUR	752,182	11/17	JPM	(7,799)
PLN	2,209,000	EUR	512,767	12/17	BNP	(2,899)
RSD	20,910,000	EUR	171,957	10/17	DUB	3,703
RSD	90,110,000	EUR	725,868	01/18	DUB	24,353
RSD	32,798,000	EUR	266,417	03/18	DUB	4,509
RSD	42,330,000	EUR	341,288	04/18	DUB	8,024
RSD	19,425,000	EUR	157,415	09/18	CIT	(443)
RSD	56,523,000	EUR	458,171	09/18	DUB	(2,493)
RSD	95,694,000	EUR	770,603	09/18	DUB	5,430
RSD	56,286,000	USD	566,451	10/17	DUB	(8,487)
SEK	15,119,000	EUR	1,581,037	10/17	GSC	(12,297)
SEK	1,980,000	EUR	206,277	10/17	JPM	(689)
SEK	8,676,000	EUR	907,278	11/17	GSC	(7,049)
SEK	6,420,000	EUR	673,632	12/17	UBS	(7,807)
SGD	2,388,000	USD	1,768,234	12/17	GSC	(6,242)
THB	14,117,073	USD	424,880	11/17	DUB	(1,374)
THB	15,652,000	USD	438,923	11/17	DUB	30,631
THB	8,939,000	USD	268,479	11/17	SCB	(326)
THB	2,700,000	USD	81,240	03/18	CIT	(100)
THB	37,038,017	USD	1,115,397	03/18	DUB	(2,350)
THB	12,440,650	USD	375,057	03/18	JPM	(1,198)
THB	13,307,679	USD	391,402	03/18	JPM	8,512
UGX	1,124,232,000	USD	297,574	10/17	CIT	13,105
UGX	375,155,000	USD	100,228	12/17	CIT	1,437
UGX	520,505,000	USD	139,172	01/18	CIT	370
UGX	754,340,000	USD	202,073	03/18	CIT	(4,100)
USD	9,665,939	AED	36,312,000	02/18	BNP	(216,245)
USD	193,350	AUD	240,000	11/17	CIT	5,175
USD	392,514	BHD	151,000	09/19	SCB	(2,060)
USD	234,162	BHD	90,000	10/19	SCB	(943)
USD	886,233	CLP	577,000,000	11/17	SCB	(14,507)
USD	498,508	CNH	3,475,000	10/17	BNP	(24,109)
USD	650,756	CNH	4,540,000	10/17	JPM	(32,029)
USD	14,340	CNH	100,000	10/17	SCB	(699)
USD	375,993	COP	1,107,110,503	10/17	CIT	(804)
USD	284,688	COP	836,130,000	10/17	CIT	79
USD	375,929	COP	1,107,110,497	10/17	DUB	(868)
USD	146,023	COP	428,870,000	10/17	SCB	41
USD	130,585	COP	387,773,000	11/17	SCB	(718)
USD	1,873,967	EUR	1,601,818	10/17	DUB	(21,302)
USD	5,435,190	EUR	4,639,513	10/17	GSC	(54,579)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	16,031	EUR	13,615	10/17	SCB	( $ 85)
USD	3,502,326	EUR	2,945,532	10/17	SCB	15,811
USD	1,966,190	EUR	1,650,000	11/17	DUB	10,890
USD	3,872,196	EUR	3,282,000	11/17	GSC	(16,474)
USD	149,886	EUR	126,530	11/17	GSC	7
USD	118,106	EUR	100,000	11/17	SCB	(347)
USD	3,511,423	EUR	2,964,470	11/17	SCB	897
USD	56,363	EUR	47,558	12/17	JPM	(113)
USD	12,061,128	EUR	10,098,200	12/17	JPM	79,655
USD	3,713,146	EUR	3,087,669	12/17	SCB	47,038
USD	3,038,968	EUR	2,551,032	01/18	SCB	5,631
USD	71,110	EUR	61,937	06/18	BNP	(3,193)
USD	439,606	EUR	378,149	06/18	DUB	(14,040)
USD	53,121	EUR	46,375	06/18	SCB	(2,527)
USD	3,376,958	GBP	2,618,000	11/17	DUB	(136,418)
USD	1,693,965	GBP	1,280,000	12/17	DUB	(25,161)
USD	443,418	INR	29,270,000	11/17	DUB	(1,707)
USD	1,081,842	INR	71,460,000	11/17	GSC	(4,888)
USD	560,012	INR	37,000,000	11/17	JPM	(2,666)
USD	558,913	INR	37,000,000	11/17	SCB	(3,766)
USD	607,441	INR	40,000,000	11/17	UBS	(860)
USD	412,079	JPY	44,998,000	11/17	GSC	11,387
USD	475,649	JPY	53,111,000	12/17	SCB	1,619
USD	1,274,452	KRW	1,425,700,000	11/17	GSC	29,130
USD	668,833	KRW	751,300,000	11/17	UBS	12,581
USD	275,358	KRW	313,000,000	01/18	BNP	1,640
USD	1,280,990	KRW	1,469,615,500	01/18	SCB	(4,190)
USD	621,207	KRW	696,000,000	02/18	BNP	12,324
USD	1,455,160	NZD	2,009,796	10/17	DUB	3,811
USD	1,051,417	NZD	1,450,000	10/17	MSC	4,318
USD	972,920	NZD	1,300,000	11/17	CIT	34,576
USD	2,299,624	NZD	3,193,877	11/17	JPM	(4,495)
USD	1,681,595	NZD	2,334,608	11/17	UBS	(2,632)
USD	278,983	NZD	383,612	12/17	BNP	2,298
USD	1,059,502	NZD	1,469,000	12/17	DUB	(37)
USD	804,510	NZD	1,116,000	12/17	GSC	(422)
USD	1,422,213	NZD	1,942,000	12/17	SCB	21,614
USD	2,154,776	OMR	891,000	01/19	BNP	(116,375)
USD	1,450,633	OMR	573,000	04/19	BNP	(4,557)
USD	5,280,204	OMR	2,146,000	08/19	BNP	(129,833)
USD	455,242	SGD	616,853	03/18	GSC	(368)
USD	1,174,689	THB	41,396,917	11/17	DUB	(67,202)
USD	122,066	THB	4,348,000	11/17	JPM	(8,372)
USD	253,517	THB	8,939,000	11/17	SCB	(14,636)
USD	77,553	THB	2,700,000	03/18	CIT	(3,587)
USD	1,070,563	THB	37,038,017	03/18	DUB	(42,484)
USD	746,556	THB	25,748,328	03/18	JPM	(27,217)
UYU	4,735,000	USD	159,858	03/18	CIT	(2,073)
UYU	20,732,000	USD	694,010	04/18	CIT	(8,737)
UYU	11,442,000	USD	379,000	06/18	CIT	(5,194)

Total Forward Foreign Currency Contracts						($970,416)

(k)	Purchased options outstanding as of September 30, 2017 were as follows:

Foreign Currency Options
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.90	11/02/17	BNP	$600,000	$17,040	$137
Call - CNH versus USD	7.12	03/08/18	BNP	800,000	20,160	1,158
Call - CNH versus USD	7.12	03/08/18	SCB	875,000	21,800	1,276
Call - CNH versus USD	7.15	03/12/18	DUB	415,000	10,674	554
Call - EUR versus USD	$0.87	02/24/22	GSC	3,880,000	77,561	20,071
Call - EUR versus USD	0.88	02/28/22	BNP	3,856,000	72,878	22,554

					220,113	45,750

Put - SEK versus EUR	SEK 9.52	01/16/18	UBS	EUR 1,560,000	30,420	148
Put - SEK versus EUR	9.53	01/16/18	DUB	1,179,000	22,343	11,726

					52,763	11,874

Total Foreign Currency Options					$272,876	$57,624

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.200%	10/18/17	DUB	$8,075,000	$47,643	$—
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.300%	11/15/17	GSC	9,920,000	38,688	16

							$86,331	$16

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Cost	Value
Call - FTSE 100	6,275.00	02/15/22	GSC	60	GBP 376,500	$84,158	$84,739

Total Purchased Options						$443,365	$142,379

(l)	Premiums received and value of written options outstanding as of September 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 7.12	03/08/18	BNP	$800,000	$8,000	($1,158)
Call - CNH versus USD	7.12	03/08/18	SCB	875,000	8,499	(1,276)
Call - CNH versus USD	7.15	03/12/18	DUB	415,000	4,272	(554)

Total Written Options					$20,771	($2,988)

(m)	Swap agreements outstanding as of September 30, 2017 were as follows:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	Q	1.000%	03/20/18	CIT	0.107%	$1,200,000	($5,459)	$83,000	($88,459)
Thailand Government	Q	1.000%	03/20/18	CIT	0.119%	475,000	(2,134)	(2,363)	229
Croatia Government	Q	1.000%	03/20/18	HSB	0.107%	313,000	(1,424)	29,014	(30,438)
China Government	Q	1.000%	03/20/18	JPM	0.134%	1,100,000	(4,861)	(17,333)	12,472
Croatia Government	Q	1.000%	03/20/18	MSC	0.107%	2,262,000	(10,292)	194,313	(204,605)
Lebanon Government	Q	5.000%	03/20/18	JPM	1.868%	689,000	(11,251)	(29,026)	17,775
Croatia Government	Q	1.000%	06/20/18	CIT	0.107%	800,000	(5,443)	76,719	(82,162)
Croatia Government	Q	1.000%	06/20/18	MSC	0.107%	921,000	(6,266)	92,071	(98,337)
Lebanon Government	Q	5.000%	12/20/18	GSC	2.150%	663,000	(23,837)	(39,103)	15,266
Qatar Government	Q	1.000%	03/20/19	GSC	0.469%	490,000	(3,966)	(8,606)	4,640
Croatia Government	Q	1.000%	03/20/20	BNP	0.307%	330,000	(5,686)	23,005	(28,691)
Croatia Government	Q	1.000%	06/20/20	CIT	0.379%	143,000	(2,428)	10,929	(13,357)
Qatar Government	Q	1.000%	12/20/20	GSC	0.673%	1,120,000	(11,815)	21,581	(33,396)
Qatar Government	Q	1.000%	06/20/21	BNP	0.760%	710,000	(6,344)	3,456	(9,800)
Qatar Government	Q	1.000%	06/20/21	CIT	0.760%	937,457	(8,376)	5,720	(14,096)
Qatar Government	Q	1.000%	06/20/21	GSC	0.760%	1,241,000	(11,089)	5,274	(16,363)
Lebanon Government	Q	5.000%	06/20/21	GSC	3.929%	500,000	(18,791)	(3,949)	(14,842)
Qatar Government	Q	1.000%	12/20/22	GSC	0.971%	350,000	(605)	(3,911)	3,306
Qatar Government	Q	1.000%	12/20/23	GSC	1.130%	300,000	2,147	284	1,863
Qatar Government	Q	1.000%	09/20/24	GSC	1.219%	290,000	3,928	(622)	4,550
South Africa Government	Q	1.000%	12/20/25	BNP	2.600%	4,107,000	454,198	748,574	(294,376)

							320,206	1,189,027	(868,821)

				Exchange
South Africa Government	Q	1.000%	06/20/21	ICE	1.361%	3,790,000	49,614	286,658	(237,044)
Spain Government	Q	1.000%	06/20/21	ICE	0.490%	1,000,000	(18,858)	(3,275)	(15,583)
Chile Government	Q	1.000%	12/20/22	ICE	0.585%	2,500,000	(51,275)	(52,046)	771
Colombia Government	Q	1.000%	12/20/22	ICE	1.209%	1,820,000	19,254	23,588	(4,334)
Malaysia Government	Q	1.000%	12/20/22	ICE	0.690%	6,147,000	(87,902)	(32,857)	(55,045)
Mexican Government	Q	1.000%	12/20/22	ICE	1.100%	5,300,000	25,816	36,436	(10,620)
Qatar Government	Q	1.000%	12/20/22	ICE	0.971%	2,040,000	(2,506)	(150)	(2,356)
Russia Government	Q	1.000%	12/20/22	ICE	1.417%	5,314,000	108,250	123,367	(15,117)
Colombia Government	Q	1.000%	12/20/27	ICE	2.167%	2,300,000	225,101	253,348	(28,247)

							267,494	635,069	(367,575)

Total Credit Default Swaps on Sovereign Issues - Buy Protection							$587,700	$1,824,096	($1,236,396)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Credit Default Swaps on Sovereign Issues - Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	Q	1.000%	09/20/18	MSC	0.489%	$1,640,000	$8,692	($30,211)	$38,903
Turkey Government	Q	1.000%	06/20/20	BNP	1.024%	2,488,000	(817)	(125,661)	124,844
Turkey Government	Q	1.000%	09/20/20	BNP	1.098%	900,000	(2,276)	(68,295)	66,019
Turkey Government	Q	1.000%	12/20/26	BNP	2.732%	2,680,881	(348,439)	(455,547)	107,108
Turkey Government	Q	1.000%	12/20/26	GSC	2.732%	547,119	(71,110)	(93,525)	22,415
Turkey Government	Q	1.000%	12/20/27	GSC	2.841%	327,000	(48,443)	(48,358)	(85)

							($462,393)	($821,597)	$359,204

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx FINSR 28 5Y	Q	1.000%	12/20/22	ICE	EUR 5,610,000	($140,088)	($149,182)	$9,094

Credit Default Swaps on Credit Indices - Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 28 5Y	Q	1.000%	12/20/22	ICE	$220,000	($8,822)	($9,702)	$880

Total Credit Default Swaps						($23,603)	$843,615	($867,218)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Cross Currency Swaps - Receive Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Payment Frequency	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KRW 947,300,000	$835,509	S	6-Month USD-LIBOR	BNP	1.095%	03/02/20	$7,796	$—	$7,796
722,900,000	624,536	S	6-Month USD-LIBOR	BNP	1.190%	03/08/20	(8,707)	—	(8,707)
933,500,000	838,197	S	6-Month USD-LIBOR	BNP	1.230%	03/31/20	19,870	—	19,870
549,700,000	484,368	S	6-Month USD-LIBOR	BNP	1.180%	04/20/20	3,600		3,600

							$22,559	$—	$22,559

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate / Floating Rate	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day INR-MIBOR	S / S	GSC	6.100%	06/15/22	INR 122,600,000	($8,046)	$—	($8,046)
1-Day INR-MIBOR	S / S	GSC	6.120%	06/19/22	68,900,000	(3,640)	—	(3,640)
1-Day INR-MIBOR	S / S	SCB	6.130%	06/19/22	53,900,000	(2,491)	—	(2,491)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate / Floating Rate	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day INR-MIBOR	S / S	JPM	6.160%	06/21/22	INR 18,173,000	($482)	$—	($482)
1-Day INR-MIBOR	S / S	BNP	6.100%	06/23/22	32,783,000	(2,181)	—	(2,181)
1-Day INR-MIBOR	S / S	CIT	6.120%	06/29/22	79,900,000	(4,316)	—	(4,316)
1-Day INR-MIBOR	S / S	CIT	6.135%	06/29/22	39,400,000	(1,737)	—	(1,737)
1-Day INR-MIBOR	S / S	GSC	6.155%	06/29/22	147,700,000	(4,556)	—	(4,556)
1-Day INR-MIBOR	S / S	CIT	6.180%	06/30/22	67,500,000	(973)	—	(973)
1-Day INR-MIBOR	S / S	JPM	6.215%	07/06/22	17,800,000	143	—	143
1-Day INR-MIBOR	S / S	GSC	6.230%	07/07/22	28,420,000	506	—	506
1-Day INR-MIBOR	S / S	MSC	6.220%	07/11/22	102,680,000	1,083	—	1,083
3-Month NZD Bank Bills	S / Q	JPM	4.060%	06/04/23	NZD 810,000	44,501	—	44,501

						17,811	—	17,811

		Exchange
28-Day MXN-TIIE	L / L	CME	6.827%	06/28/19	MXN 129,000,000	(29,576)	—	(29,576)
28-Day MXN-TIIE	L / L	CME	6.826%	07/01/19	127,610,000	(29,211)	—	(29,211)
28-Day MXN-TIIE	L / L	CME	7.005%	08/19/19	29,260,000	(1,021)	—	(1,021)
28-Day MXN-TIIE	L / L	CME	7.035%	08/19/19	29,260,000	(153)	—	(153)
28-Day MXN-TIIE	L / L	CME	6.998%	08/21/19	29,570,000	(1,194)	—	(1,194)
28-Day MXN-TIIE	L / L	CME	7.005%	08/22/19	24,770,000	(823)	—	(823)
28-Day MXN-TIIE	L / L	CME	7.030%	08/23/19	69,140,000	(529)	—	(529)
3-Month USD-LIBOR	S / Q	LCH	1.744%	07/31/20	$1,800,000	(4,440)	—	(4,440)
3-Month USD-LIBOR	A / Q	LCH	1.750%	07/31/20	535,000	(1,340)	—	(1,340)
3-Month USD-LIBOR	S / Q	LCH	1.560%	08/22/20	713,000	(5,640)	—	(5,640)
3-Month USD-LIBOR	S / Q	LCH	1.545%	09/23/20	80,000	(707)	—	(707)
3-Month USD-LIBOR	S / Q	LCH	1.424%	10/28/20	680,000	(8,854)	—	(8,854)
3-Month USD-LIBOR	S / Q	LCH	1.426%	10/28/20	680,000	(8,803)	—	(8,803)
3-Month USD-LIBOR	S / Q	LCH	1.540%	11/05/20	706,000	(6,840)	—	(6,840)
3-Month USD-LIBOR	S / Q	LCH	1.555%	11/09/20	683,000	(6,345)	—	(6,345)
3-Month USD-LIBOR	S / Q	LCH	1.114%	02/23/21	441,000	(11,252)	—	(11,252)
3-Month USD-LIBOR	S / Q	LCH	1.272%	03/07/21	1,072,000	(21,980)	—	(21,980)
3-Month USD-LIBOR	S / Q	LCH	0.959%	06/29/21	316,000	(10,867)	—	(10,867)
3-Month USD-LIBOR	S / Q	LCH	0.965%	06/29/21	190,000	(6,492)	—	(6,492)
3-Month USD-LIBOR	S / Q	LCH	1.206%	07/25/21	2,000,000	(52,134)	—	(52,134)
3-Month USD-LIBOR	S / Q	LCH	1.199%	09/01/21	1,503,000	(40,997)	—	(40,997)
3-Month USD-LIBOR	S / Q	LCH	1.212%	09/02/21	1,283,000	(34,396)	—	(34,396)
6-Month PLN-WIBOR	A / S	LCH	2.410%	12/13/21	PLN 1,172,000	977	—	977
3-Month USD-LIBOR	S / Q	LCH	1.963%	01/06/22	$740,000	873		873
6-Month PLN-WIBOR	A / S	LCH	2.460%	01/12/22	PLN 2,113,000	2,670	—	2,670
6-Month PLN-WIBOR	A / S	LCH	2.435%	01/13/22	2,185,000	2,145	—	2,145
3-Month USD-LIBOR	S / Q	LCH	2.100%	07/27/22	$737,000	4,325	—	4,325
3-Month USD-LIBOR	S / Q	LCH	2.058%	07/30/22	748,000	2,535	—	2,535
3-Month USD-LIBOR	S / Q	LCH	1.606%	05/10/26	1,913,000	(93,107)	—	(93,107)
3-Month USD-LIBOR	S / Q	LCH	1.686%	06/03/26	480,000	(20,565)	—	(20,565)
3-Month NZD Bank Bills	S / Q	LCH	2.485%	07/25/26	NZD 1,000,000	(38,401)	—	(38,401)
6-Month PLN-WIBOR	A / S	LCH	2.226%	07/28/26	PLN 1,850,000	(24,149)	—	(24,149)
6-Month PLN-WIBOR	A / S	LCH	2.220%	08/01/26	1,334,000	(17,644)	—	(17,644)
6-Month PLN-WIBOR	A / S	LCH	2.280%	09/21/26	483,000	(5,956)	—	(5,956)
6-Month PLN-WIBOR	A / S	LCH	2.300%	09/21/26	1,787,000	(21,259)	—	(21,259)
6-Month PLN-WIBOR	A / S	LCH	2.490%	10/13/26	510,000	(4,036)	—	(4,036)
6-Month PLN-WIBOR	A / S	LCH	2.460%	10/19/26	779,000	(6,710)	—	(6,710)
6-Month PLN-WIBOR	A / S	LCH	2.470%	10/19/26	519,000	(4,356)	—	(4,356)
6-Month PLN-WIBOR	A / S	LCH	2.430%	10/20/26	570,000	(5,289)	—	(5,289)
6-Month PLN-WIBOR	A / S	LCH	2.443%	10/20/26	778,000	(6,997)	—	(6,997)
6-Month PLN-WIBOR	A / S	LCH	2.460%	10/28/26	1,285,000	(11,150)	—	(11,150)
6-Month PLN-WIBOR	A / S	LCH	2.470%	10/28/26	514,000	(4,347)	—	(4,347)
6-Month PLN-WIBOR	A / S	LCH	2.500%	10/31/26	771,000	(6,020)	—	(6,020)
6-Month PLN-WIBOR	A / S	LCH	2.560%	11/02/26	514,000	(3,350)	—	(3,350)
6-Month PLN-WIBOR	A / S	LCH	2.514%	11/04/26	2,826,000	(21,336)	—	(21,336)
6-Month PLN-WIBOR	A / S	LCH	2.540%	11/07/26	514,000	(3,599)	—	(3,599)
6-Month PLN-WIBOR	A / S	LCH	2.500%	11/08/26	514,000	(4,052)	—	(4,052)
6-Month PLN-WIBOR	A / S	LCH	2.516%	11/10/26	1,419,000	(10,686)	—	(10,686)
6-Month PLN-WIBOR	A / S	LCH	3.000%	02/08/27	1,524,000	4,193	—	4,193
6-Month AUD Bank Bills	S / S	LCH	2.660%	06/15/27	AUD 5,730,000	(120,950)	—	(120,950)
6-Month EUR-LIBOR	A / S	CME	1.000%	09/20/27	EUR 550,000	3,005	—	3,005
Eurostat Eurozone HICP	Z / Z	LCH	1.772%	08/15/42	379,000	(8,133)		(8,133)
Eurostat Eurozone HICP	Z / Z	LCH	1.775%	08/15/42	381,000	(7,822)	—	(7,822)
Eurostat Eurozone HICP	Z / Z	LCH	1.793%	08/15/42	371,000	(5,603)	—	(5,603)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate / Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP	Z / Z	LCH	1.895%	08/04/47	EUR 100,000	($185)	$—	($185)
Eurostat Eurozone HICP	Z / Z	LCH	1.885%	08/07/47	100,000	(569)	—	(569)

						(719,142)	—	(719,142)

Total Interest Rate Swaps - Pay Floating Rate						($701,331)	$—	($701,331)

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate / Floating Rate	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	A / Q	GSC	2.160%	08/03/20	SAR 3,990,000	$9,709	$—	$9,709
3-Month SAR-SAIBOR	A / Q	GSC	2.350%	08/12/20	5,188,000	5,344	—	5,344
3-Month SAR-SAIBOR	A / Q	GSC	3.410%	08/22/20	4,051,000	(28,885)	—	(28,885)
3-Month SAR-SAIBOR	A / Q	GSC	2.560%	11/05/20	5,460,000	(29,631)	—	(29,631)
3-Month SAR-SAIBOR	A / Q	GSC	2.645%	02/23/21	2,118,000	(8,220)	—	(8,220)
3-Month SAR-SAIBOR	A / Q	DUB	2.760%	03/07/21	4,235,000	(21,133)	—	(21,133)
3-Month AED-EIBOR	A / Q	GSC	2.500%	06/13/21	AED 360,000	(472)	—	(472)
3-Month AED-EIBOR	A / Q	GSC	2.505%	06/15/21	360,000	(481)	—	(481)
3-Month AED-EIBOR	A / Q	GSC	2.520%	06/21/21	359,000	(508)	—	(508)
3-Month AED-EIBOR	A / Q	GSC	2.785%	06/27/21	899,000	(4,037)	—	(4,037)
3-Month AED-EIBOR	A / Q	GSC	2.795%	06/27/21	899,000	(4,132)	—	(4,132)
3-Month SAR-SAIBOR	A / Q	DUB	3.435%	07/25/21	SAR 9,700,000	(75,005)	—	(75,005)
3-Month ILS-TELBOR	A / Q	GSC	0.728%	09/01/21	ILS 5,597,000	(14,741)	—	(14,741)
3-Month ILS-TELBOR	A / Q	GSC	0.735%	09/02/21	4,900,000	(13,303)	—	(13,303)
3-Month KRW-KWCDC	Q / Q	BNP	1.311%	10/07/21	KRW 4,364,900,000	85,525	—	85,525
3-Month SAR-SAIBOR	A / Q	GSC	2.640%	07/27/22	SAR 2,892,000	8,517	—	8,517
3-Month SAR-SAIBOR	A / Q	GSC	2.613%	07/30/22	2,868,000	9,566	—	9,566
3-Month SAR-SAIBOR	A / Q	GSC	3.380%	05/10/26	8,945,000	(3,956)	—	(3,956)
3-Month SAR-SAIBOR	A / Q	GSC	3.710%	06/06/26	1,540,000	(10,692)	—	(10,692)
3-Month KRW-KWCDC	Q / Q	BNP	1.830%	01/17/27	KRW 259,760,000	3,794	—	3,794
3-Month KRW-KWCDC	Q / Q	CIT	1.835%	01/17/27	384,240,000	5,466	—	5,466
3-Month KRW-KWCDC	Q / Q	BNP	1.920%	02/07/27	494,000,000	4,048	—	4,048
3-Month KRW-KWCDC	Q / Q	BNP	1.785%	01/17/37	349,000,000	15,188	—	15,188
3-Month KRW-KWCDC	Q / Q	BNP	1.845%	02/07/37	269,000,000	9,527	—	9,527
3-Month KRW-KWCDC	Q / Q	CIT	2.030%	07/12/37	104,800,000	969	—	969
3-Month KRW-KWCDC	Q / Q	GSC	2.030%	07/12/37	136,100,000	1,258	—	1,258
3-Month KRW-KWCDC	Q / Q	BNP	2.033%	07/12/37	129,600,000	1,143	—	1,143

						(55,142)	—	(55,142)

		Exchange
3-Month USD-LIBOR	S / Q	LCH	1.750%	09/20/19	$131,000	(53)	(201)	148
6-Month HUF-BUBOR	A / S	LCH	1.265%	12/13/21	HUF 80,325,000	(6,739)	—	(6,739)
6-Month HUF-BUBOR	A / S	LCH	1.460%	01/12/22	141,670,000	(16,008)	—	(16,008)
6-Month HUF-BUBOR	A / S	LCH	1.435%	01/13/22	130,330,000	(14,192)	—	(14,192)
3-Month USD-LIBOR	S / Q	LCH	1.841%	09/15/22	$753,000	5,537	—	5,537
6-Month EUR-LIBOR	A / S	LCH	0.250%	09/20/22	EUR 5,025,000	(207)	25,011	(25,218)
6-Month HUF-BUBOR	A / S	LCH	1.923%	07/28/26	HUF 131,000,000	(8)	—	(8)
6-Month HUF-BUBOR	A / S	LCH	1.940%	08/01/26	92,200,000	(387)	—	(387)
6-Month HUF-BUBOR	A / S	LCH	1.888%	09/21/26	89,324,000	1,977	—	1,977
6-Month HUF-BUBOR	A / S	LCH	1.930%	09/21/26	36,212,000	315	—	315
6-Month HUF-BUBOR	A / S	LCH	1.935%	09/21/26	35,307,000	250	—	250
6-Month HUF-BUBOR	A / S	LCH	2.140%	10/13/26	35,971,000	(2,007)	—	(2,007)
6-Month HUF-BUBOR	A / S	LCH	2.090%	10/19/26	91,497,000	(3,514)	—	(3,514)
6-Month HUF-BUBOR	A / S	LCH	2.040%	10/20/26	94,781,000	(2,080)	—	(2,080)
6-Month HUF-BUBOR	A / S	LCH	2.060%	10/28/26	88,749,000	(2,382)	—	(2,382)
6-Month HUF-BUBOR	A / S	LCH	2.075%	10/28/26	35,850,000	(1,136)	—	(1,136)
6-Month HUF-BUBOR	A / S	LCH	2.085%	11/02/26	53,716,000	(1,815)	—	(1,815)
6-Month HUF-BUBOR	A / S	LCH	2.180%	11/03/26	35,967,000	(2,315)	—	(2,315)
6-Month HUF-BUBOR	A / S	LCH	2.134%	11/04/26	193,963,000	(9,521)	—	(9,521)
6-Month HUF-BUBOR	A / S	LCH	2.150%	11/07/26	35,266,000	(1,883)	—	(1,883)
6-Month HUF-BUBOR	A / S	LCH	2.120%	11/08/26	35,033,000	(1,530)	—	(1,530)
6-Month HUF-BUBOR	A / S	LCH	2.145%	11/10/26	96,456,000	(4,959)	—	(4,959)
6-Month HUF-BUBOR	A / S	LCH	2.665%	02/08/27	130,500,000	(26,812)	—	(26,812)
3-Month NZD-Bank Bills	S / Q	LCH	3.400%	04/28/27	NZD 900,000	(9,409)	—	(9,409)
3-Month NZD-Bank Bills	S / Q	LCH	3.395%	05/08/27	705,000	(7,064)	—	(7,064)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate / Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month NZD-Bank Bills	S / Q	LCH	3.405%	05/08/27	NZD 705,000	($7,489)	$—	($7,489)
3-Month NZD-Bank Bills	S / Q	LCH	3.490%	05/11/27	1,435,000	(22,575)	—	(22,575)
3-Month NZD-Bank Bills	S / Q	LCH	3.313%	05/18/27	609,000	(3,027)	—	(3,027)
U.S. CPI Urban Consumers NSA	Z / Z	LCH	1.965%	06/23/27	$3,278,000	55,532	—	55,532
3-Month NZD-Bank Bills	S / Q	LCH	3.169%	06/26/27	NZD 2,720,000	11,272	—	11,272
3-Month USD-LIBOR	S / Q	LCH	2.111%	09/05/27	$530,000	7,944	—	7,944
3-Month USD-LIBOR	S / Q	LCH	2.023%	09/13/27	750,000	17,340	—	17,340
3-Month USD-LIBOR	S / Q	LCH	2.175%	09/19/27	2,007,000	18,819	—	18,819
6-Month EUR-LIBOR	A / S	LCH	1.000%	09/20/27	EUR 2,254,000	(25,534)	(14,015)	(11,519)
3-Month USD-LIBOR	S / Q	LCH	2.272%	09/29/27	$177,498	301	—	301
Eurostat Eurozone HICP	Z / Z	LCH	1.569%	08/15/32	EUR 379,000	4,149	—	4,149
Eurostat Eurozone HICP	Z / Z	LCH	1.585%	08/15/32	381,000	3,056	—	3,056
Eurostat Eurozone HICP	Z / Z	LCH	1.601%	08/15/32	371,000	1,886	—	1,886
6-Month JPY-LIBOR	S / S	LCH	0.609%	12/19/46	JPY 25,510,000	19,348	—	19,348
6-Month JPY-LIBOR	S / S	LCH	0.618%	12/19/46	43,490,000	32,075	—	32,075
6-Month JPY-LIBOR	S / S	LCH	0.783%	12/19/46	47,720,000	15,911	—	15,911
6-Month JPY-LIBOR	S / S	LCH	0.813%	12/19/46	45,572,000	11,846	—	11,846
6-Month JPY-LIBOR	S / S	LCH	0.853%	06/19/47	14,700,000	2,675	—	2,675
6-Month JPY-LIBOR	S / S	LCH	0.856%	06/19/47	14,700,000	2,565	—	2,565
U.S. CPI Urban Consumers NSA	Z / Z	LCH	2.160%	08/04/47	$135,000	2,232	—	2,232
U.S. CPI Urban Consumers NSA	Z / Z	LCH	2.148%	08/07/47	135,000	2,709	—	2,709
U.S. CPI Urban Consumers NSA	Z / Z	LCH	2.133%	08/22/47	170,000	4,223	—	4,223
U.S. CPI Urban Consumers NSA	Z / Z	LCH	2.146%	08/25/47	169,000	3,550	—	3,550
U.S. CPI Urban Consumers NSA	Z / Z	LCH	2.149%	09/01/47	168,000	3,407	—	3,407
6-Month JPY-LIBOR	S / S	LCH	0.888%	09/18/47	JPY 47,000,000	4,923	—	4,923
6-Month JPY-LIBOR	S / S	LCH	0.892%	09/18/47	51,000,000	4,835	—	4,835
6-Month JPY-LIBOR	S / S	LCH	0.924%	09/18/47	46,000,000	729	—	729
6-Month JPY-LIBOR	S / S	LCH	0.946%	12/18/47	163,000,000	(1,015)	—	(1,015)
6-Month JPY-LIBOR	S / S	LCH	0.953%	12/18/47	39,000,000	(1,117)	—	(1,117)

						64,628	10,795	53,833

Total Interest Rate Swaps - Receive Floating Rate						$9,486	$10,795	($1,309)

Total Interest Rate Swaps						($691,845)	$10,795	($702,640)

Total Return Swaps

Receive Total Return	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Egyptian Treasury Bills "	3-Month USD-LIBOR	Z	GSC	01/23/18	EGP 3,075,000	$48,868	$39,275	$9,593

Total Swap Agreements						($644,021)	$893,685	($1,537,706)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(n)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Cyprus	$318,176	$318,176	$—	$—
	Iceland	2,490,114	2,157,754	332,360	—
	Japan	873,297	—	873,297	—
	Singapore	448,240	—	448,240	—
	South Korea	1,317,181	21,248	1,295,933	—
	Vietnam	660,026	420,868	239,158	—

	Total Common Stocks	6,107,034	2,918,046	3,188,988	—

	Corporate Bond & Notes	1,529,073	—	1,529,073	—
	Senior Loan Notes	3,468,273	—	114,000	3,354,273
	Mortgage-Backed Securities	268,479	—	268,479	—
	Foreign Government Bonds & Notes	57,285,914	—	57,285,914	—
	Short-Term Investments	11,010,242	3,019,335	7,990,907	—
	Derivatives:
	Credit Contracts
	Swaps	897,000	—	897,000	—
	Equity Contracts
	Purchased Options	84,739	—	84,739	—
	Foreign Currency Contracts
	Forward Volatility Agreements	4,600	—	4,600	—
	Forward Foreign Currency Contracts	826,312	—	826,312
	Purchased Options	57,624	—	57,624	—
	Swaps	31,266	—	31,266	—

	Total Foreign Currency Contracts	919,802	—	919,802	—

	Interest Rate Contracts
	Futures	25,293	25,293	—	—
	Purchased Options	16	—	16	—
	Swaps	515,284	—	515,284	—

	Total Interest Rate Contracts	540,593	25,293	515,300	—

	Total Assets - Derivatives	2,442,134	25,293	2,416,841	—

	Total Assets	82,111,149	5,962,674	72,794,202	3,354,273

Liabilities	Reverse Repurchase Agreements	(3,439,243)	—	(3,439,243)	—
	Securities Sold Short:
	Foreign Government Bonds & Notes	(1,086,347)	—	(1,086,347)	—
	Derivatives:
	Credit Contracts
	Swaps	(920,603)	—	(920,603)	—
	Equity Contracts
	Futures	(4,517)	(4,517)	—	—
	Foreign Currency Contracts
	Forward Volatility Agreements	(15,067)	—	(15,067)	—
	Forward Foreign Currency Contracts	(1,796,728)	—	(1,796,728)	—
	Written Options	(2,988)	—	(2,988)	—
	Swaps	(8,707)	—	(8,707)	—

	Total Foreign Currency Contracts	(1,823,490)	—	(1,823,490)	—

	Interest Rate Contracts
	Swaps	(1,158,261)	—	(1,158,261)	—

	Total Liabilities - Derivatives	(3,906,871)	(4,517)	(3,902,354)	—

	Total Liabilities	(8,432,461)	(4,517)	(8,427,944)	—

	Total	$73,678,688	$5,958,157	$64,366,258	$3,354,273

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2017:

	Senior Loan Notes	Short-Term Investment	Forward Foreign Currency Contracts	Total
Value, Beginning of Year	$687,242	$215,290	$660	$903,192
Purchases	3,123,128	—	—	3,123,128
Sales (Includes Paydowns)	(499,905)	(220,000)	(3,634)	(723,539)
Accrued Discounts (Premiums)	4,649	4,710	—	9,359
Net Realized Gains (Losses)	4,982	—	3,634	8,616
Change in Net Unrealized Appreciation (Depreciation)	34,177	—	(660)	33,517
Transfers In	—	—	—	—
Transfers Out	—	—	—	—

Value, End of Period	$3,354,273	$—	$—	$3,354,273

Change in Net Unrealized Appreciation (Depreciation) on
Level 3 Investments Held at the End of Period, if Applicable	$48,620	$—	$—	$48,620

Additional information about Level 3 fair value measurements as of September 30, 2017 was as follows:

	Value at 09/30/17	Valuation Technique	Unobservable Input	Single Input or Range of Inputs	Weighted Average
Senior Loan Notes	$3,354,273	Demand Yield Model	Comparable spread to U.S. Treasury Bonds	534.6 - 1,269.7 bps	878.0 bps

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan based on the performance of comparable credit quality senior loans of other companies. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2017 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2017. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Ω	Issuer filed bankruptcy and/or is in default as of September 30, 2017.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
~

Securities are not registered under the Securities Act of 1933

(1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, futures contracts, forward volatility agreements, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2017.
"	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
l	Total shares owned by the Fund as of September 30, 2017 were less than one share.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 3D in Notes to Financial Statements).

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BHD	Bahraini Dinar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lankan Rupee
MAD	Moroccan Dirham
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar - United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Day USD Federal Funds	United States Dollar Federal Funds Overnight Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP-LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
CMBX	Commercial Mortgage-Backed Swaps
iBoxx	Corporate Bond Index - High Yield
iTraxx FINSNR	International Index - Europe Senior Financing
iTraxx Main	International Index - Europe Main

See Notes to Financial Statements

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

September 30, 2017 (Unaudited)

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
EUR Swap	Euro Swap Rate
LIBOR	London Interbank Offered Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate
US Treasury	United States Treasury Rate
USD Swap	United States Dollar Swap Rate

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipts
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2017 (Unaudited)

	PF Inflation Managed Fund	PF Managed Bond Fund	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Comstock Fund	PF Developing Growth Fund
ASSETS
Investments and repurchase agreements, at cost (excluding derivatives)	$18,129,458	$872,088,062	$156,850,234	$39,962,454	$115,784,790	$6,988,744
Investments, at value (excluding derivatives)	$18,002,518	$879,955,201	$157,126,846	$41,017,711	$185,357,877	$9,179,666
Outstanding purchased options, at value (at cost $12,642, $264,842 and $770, respectively)	7,553	185,649	151	—	—	—
Cash	5,683	598,990	—	—	—	33
Cash (segregated for derivative instruments)	190,929	4,348,351	81,300	358,284	—	—
Foreign currency held, at value (1)	35,344	3,669,641	—	124,360	—	—
Receivables:
Dividends and interest	45,222	4,554,609	867,906	700,280	243,256	780
Fund shares sold	53,898	—	—	107,797	—	—
Securities sold	2,241,570	210,629,893	1,245,818	—	—	154,172
Variation margin on futures contracts	—	3,511,552	—	—	—	—
Variation margin on swap contracts	—	—	—	147,048	—	—
Swap agreements	13,095	—	—	60	—	—
Due from adviser	1,483	43,300	10,956	6,372	8,917	1,024
Forward foreign currency contracts appreciation	11,401	1,476,395	—	215,178	155,600	—
Swap agreements, at value	7,006	50,598	—	445,211	—	—
Prepaid expenses and other assets	—	6,062	78	9	341	—
Total Assets	20,615,702	1,109,030,241	159,333,055	43,122,310	185,765,991	9,335,675
LIABILITIES
Payables:
Fund shares redeemed	5,617	334,402	75,743	27,063	86,333	6,064
Securities purchased	3,157,307	367,762,843	535,939	46,038	325	298,357
Sale-buyback financing transactions	4,686,142	20,738,221	—	—	—	—
Reverse repurchase agreement	—	991,250	—	—	—	—
Due to custodian (1)	—	—	396	5,053	43,325	—
Due to brokers (2)	—	260,000	—	110,010	—	—
Swap agreements	—	177,327	—	—	—	—
Variation margin on futures contracts	21,172	—	18,143	—	—	—
Variation margin on swap contracts	75,444	1,845,486	—	—	—	—
Accrued advisory fees	4,164	236,476	52,402	27,568	109,150	4,324
Accrued administration fees	1,562	88,679	19,651	5,268	22,275	1,081
Accrued support service expenses	456	30,339	7,170	1,602	7,467	333
Accrued custodian fees and expenses	4,541	40,539	5,288	29,462	5,374	622
Accrued transfer agency out-of-pocket expenses	128	9,520	2,122	514	2,315	115
Accrued legal, audit and tax service fees	741	61,120	11,875	3,246	14,634	893
Accrued trustees’ fees and expenses and deferred compensation	2,129	11,354	1,610	23	3,734	1,864
Accrued other	3,393	69,843	18,617	8,781	12,481	3,194
Forward foreign currency contracts depreciation	32,280	2,712,346	—	437,744	108,049	—
Outstanding options written, at value (premiums received $49,515, $499,130 and $154)	6,344	281,884	98	—	—	—
Swap agreements, at value	3,241	—	—	—	—	—
Total Liabilities	8,004,661	395,651,629	749,054	702,372	415,462	316,847
NET ASSETS	$12,611,041	$713,378,612	$158,584,001	$42,419,938	$185,350,529	$9,018,828
NET ASSETS CONSIST OF:
Paid-in capital	$21,862,004	$688,736,735	$158,912,056	$47,049,481	$106,907,162	$8,808,852
Undistributed/accumulated net investment income (loss)	69,602	14,895,146	1,650,387	947,545	2,381,951	(15,970)
Undistributed/accumulated net realized gain (loss)	(9,312,230)	2,282,452	(2,187,735)	(6,438,943)	6,442,920	(1,964,976)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(8,335)	7,464,279	209,293	861,855	69,618,496	2,190,922
NET ASSETS	$12,611,041	$713,378,612	$158,584,001	$42,419,938	$185,350,529	$9,018,828
Class P Shares:
Shares of beneficial interest outstanding	1,407,118	64,254,180	15,900,964	4,236,864	11,497,763	702,460
Net Asset Value Per Share	$8.96	$11.10	$9.97	$10.01	$16.12	$12.84

(1)	The cost of foreign currency for the PF Inflation Managed, PF Managed Bond, PF Emerging Markets Debt, and PF Comstock Funds was $35,757, $3,721,704, $125,628, and ($40,767), respectively.
(2)	The PF Managed Bond and PF Emerging Markets Debt Funds received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Funds and the respective counterparties. The Funds invest such cash collateral in investment securities (See Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

B-1

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

September 30, 2017 (Unaudited)

	PF Growth Fund	PF Large-Cap Growth Fund	PF Large-Cap Value Fund	PF Main Street Core Fund	PF Mid-Cap Equity Fund	PF Mid-Cap Growth Fund
ASSETS
Investments, at cost (excluding derivatives)	$81,671,018	$61,067,441	$259,911,746	$214,611,309	$51,948,133	$10,800,456
Investments, at value (excluding derivatives)	$137,691,723	$92,565,621	$425,880,602	$303,289,024	$68,148,607	$14,830,471
Outstanding purchased options, at value (at cost $22,382)	—	—	—	—	—	22,285
Cash	—	184	—	11,861	63	—
Foreign currency held, at value (1)	—	58	—	—	—	—
Receivables:
Dividends and interest	66,884	9,456	671,862	389,446	44,477	2,866
Securities sold	186,998	—	—	1,955,581	161,743	18,086
Due from adviser	7,646	4,748	20,587	14,663	4,039	1,094
Prepaid expenses and other assets	368	363	1,925	1,584	—	—
Total Assets	137,953,619	92,580,430	426,574,976	305,662,159	68,358,929	14,874,802
LIABILITIES
Payables:
Fund shares redeemed	117,706	78,044	201,653	167,895	30,513	11,426
Securities purchased	191,328	939,999	—	—	709,606	45,597
Due to custodian	—	—	420	—	—	—
Accrued advisory fees	62,465	53,354	224,782	111,827	35,241	8,157
Accrued administration fees	17,036	11,352	51,873	37,276	8,132	1,813
Accrued support service expenses	6,223	3,796	18,298	12,914	2,859	554
Accrued custodian fees and expenses	3,430	3,657	9,142	6,895	1,903	781
Accrued transfer agency out-of-pocket expenses	1,865	1,222	5,596	3,987	901	193
Accrued legal, audit and tax service fees	10,440	8,151	33,473	24,324	5,730	1,402
Accrued trustees’ fees and expenses and deferred compensation	3,061	7,147	6,218	1,800	969	2,960
Accrued other	10,211	7,290	26,060	19,531	7,452	2,699
Outstanding options written, at value (premiums received $5,211)	—	—	—	—	—	6,290
Total Liabilities	423,765	1,114,012	577,515	386,449	803,306	81,872
NET ASSETS	$137,529,854	$91,466,418	$425,997,461	$305,275,710	$67,555,623	$14,792,930
NET ASSETS CONSIST OF:
Paid-in capital	$77,786,940	$43,084,550	$252,140,376	$197,558,066	$42,178,309	$9,647,061
Undistributed/accumulated net investment income (loss)	210,702	(12,540)	4,280,285	2,876,838	172,461	34,846
Undistributed/accumulated net realized gain (loss)	3,511,507	16,896,282	3,607,944	16,163,604	9,004,379	1,082,184
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	56,020,705	31,498,126	165,968,856	88,677,202	16,200,474	4,028,839
NET ASSETS	$137,529,854	$91,466,418	$425,997,461	$305,275,710	$67,555,623	$14,792,930
Class P Shares:
Shares of beneficial interest outstanding	5,851,851	8,011,673	24,515,596	20,097,554	5,588,579	1,856,759
Net Asset Value Per Share	$23.50	$11.42	$17.38	$15.19	$12.09	$7.97

(1)	The cost of foreign currency for the PF Large-Cap Growth Fund was $58.

See Notes to Financial Statements

B-2

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

September 30, 2017 (Unaudited)

	PF Mid-Cap Value Fund	PF Small-Cap Value Fund	PF Emerging Markets Fund	PF International Large-Cap Fund	PF International Small-Cap Fund	PF International Value Fund
ASSETS
Investments, at cost (excluding derivatives)	$159,894,633	$91,223,385	$141,388,591	$101,970,666	$34,881,224	$156,063,963
Investments, at value (excluding derivatives)	$194,936,170	$116,896,980	$209,281,292	$179,240,397	$44,209,664	$174,381,236
Cash	1,578	—	121,939	—	—	11
Foreign currency held, at value (1)	—	3,433	152,095	21,946	406,083	41,372
Receivables:
Dividends and interest	280,128	96,589	124,391	1,115,474	226,241	1,052,343
Fund shares sold	—	—	75,458	—	53,898	—
Securities sold	363,414	224,137	580,658	208,486	476,164	550,804
Due from adviser	—	5,838	42,931	21,373	—	19,212
Prepaid expenses and other assets	—	40	1,081	1,243	—	930
Total Assets	195,581,290	117,227,017	210,379,845	180,608,919	45,372,050	176,045,908
LIABILITIES
Payables:
Fund shares redeemed	90,907	55,145	158,936	143,299	33,329	95,711
Securities purchased	—	57,313	17,804	544	574,106	548,014
Due to custodian	—	—	—	—	1,558	—
Accrued advisory fees	110,109	68,726	139,585	126,065	35,701	92,346
Accrued administration fees	23,595	13,745	26,172	22,247	5,442	21,311
Accrued support service expenses	8,354	4,707	9,019	7,591	1,922	7,394
Accrued custodian fees and expenses	3,655	2,843	250,899	98,142	34,213	59,974
Accrued transfer agency out-of-pocket expenses	2,508	1,480	2,701	2,444	579	2,315
Accrued legal, audit and tax service fees	14,133	9,533	14,955	16,135	3,307	14,290
Accrued trustees’ fees and expenses and deferred compensation	79	666	939	3,048	19	3,854
Accrued foreign capital gains tax	—	—	44,352	8,739	—	64
Accrued other	11,703	9,300	18,874	20,124	5,075	17,923
Total Liabilities	265,043	223,458	684,236	448,378	695,251	863,196
NET ASSETS	$195,316,247	$117,003,559	$209,695,609	$180,160,541	$44,676,799	$175,182,712
NET ASSETS CONSIST OF:
Paid-in capital	$160,027,024	$78,422,540	$158,473,574	$110,861,520	$31,518,491	$186,284,353
Undistributed/accumulated net investment income (loss)	133,727	132,198	(245,254)	2,024,452	456,197	5,646,713
Undistributed/accumulated net realized gain (loss)	113,959	12,775,214	(16,365,610)	(9,979,981)	3,372,352	(35,057,103)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	35,041,537	25,673,607	67,832,899	77,254,550	9,329,759	18,308,749
NET ASSETS	$195,316,247	$117,003,559	$209,695,609	$180,160,541	$44,676,799	$175,182,712
Class P Shares:
Shares of beneficial interest outstanding	16,010,120	9,211,952	13,071,186	8,717,162	3,687,904	17,022,525
Net Asset Value Per Share	$12.20	$12.70	$16.04	$20.67	$12.11	$10.29

(1)	The cost of foreign currency for the PF Small-Cap Value, PF Emerging Markets, PF International Large-Cap, PF International Small-Cap, and PF International Value Funds was $3,421, $167,137, $21,876, $408,721, and $41,499, respectively.

See Notes to Financial Statements

B-3

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

September 30, 2017 (Unaudited)

	PF Real Estate Fund	PF Currency Strategies Fund	PF Equity Long/Short Fund	PF Global Absolute Return Fund
ASSETS
Investments and repurchase agreements, at cost (excluding derivatives)	$22,676,179	$79,788,733	$61,873,611	$76,093,706
Investments, at value (excluding derivatives)	$36,232,552	$80,710,165	$61,875,609	$78,516,894
Repurchase agreements, at value	—	—	—	1,152,121
Outstanding purchased options, at value (at cost $1,827,683 and $443,365, respectively)	—	511,284	—	142,379
Cash	—	502,666	—	1,351,707
Cash (segregated for derivative instruments)	—	—	6,027,492	5,000
Foreign currency held, at value (1)	—	2,284	162,389	3,884,671
Receivables:
Dividends and interest	122,313	251,884	—	1,183,524
Fund shares sold	32,339	269,492	118,576	269,492
Securities sold	30,348	—	—	2,112,833
Variation margin on futures contracts	—	—	980,641	1,286,432
Variation margin on swap contracts	—	—	—	2,998,796
Due from adviser	1,916	—	—	7,972
Forward foreign currency contracts appreciation	—	5,443,603	96,335	826,312
Forward volatility agreements appreciation	—	—	—	4,600
Swap agreements, at value	—	—	8,670,955	755,386
Prepaid expenses and other assets	265	145	98	1,939
Total Assets	36,419,733	87,691,523	77,932,095	94,500,058
LIABILITIES
Payables:
Fund shares redeemed	17,055	37,934	41,580	37,934
Securities purchased	34,233	141,225	—	1,656,748
Securities sold short, at value (proceeds $988,401)	—	—	—	1,086,347
Reverse repurchase agreement	—	—	—	3,439,243
Swap agreements	—	—	—	6,998
Due to brokers (2)	—	614,000	3,500,000	221,000
Accrued advisory fees	26,919	43,428	60,257	55,925
Accrued administration fees	4,486	10,022	9,039	10,486
Accrued support service expenses	1,307	3,561	2,933	3,561
Accrued custodian fees and expenses	1,519	8,771	6,912	64,502
Accrued transfer agency out-of-pocket expenses	476	1,093	901	1,093
Accrued legal, audit and tax service fees	3,857	6,640	5,567	6,471
Accrued trustees’ fees and expenses and deferred compensation	422	42	35	40
Accrued other	4,209	5,452	14,688	12,817
Forward foreign currency contracts depreciation	—	5,386,887	179,422	1,796,728
Forward volatility agreements depreciation	—	—	—	15,067
Outstanding options written, at value (premiums received $20,771)	—	—	—	2,988
Swap agreements, at value	—	—	3,209	863,477
Total Liabilities	94,483	6,259,055	3,824,543	9,281,425
NET ASSETS	$36,325,250	$81,432,468	$74,107,552	$85,218,633
NET ASSETS CONSIST OF:
Paid-in capital	$18,191,350	$82,731,065	$65,102,874	$90,575,282
Undistributed/accumulated net investment income (loss)	141,311	(147,621)	(12,489,017)	1,729,718
Undistributed/accumulated net realized gain (loss)	4,436,216	(825,583)	12,319,913	(7,798,221)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	13,556,373	(325,393)	9,173,782	711,854
NET ASSETS	$36,325,250	$81,432,468	$74,107,552	$85,218,633
Class P Shares:
Shares of beneficial interest outstanding	2,428,262	8,843,137	6,888,211	9,152,033
Net Asset Value Per Share	$14.96	$9.21	$10.76	$9.31

(1)	The cost of foreign currency for the PF Currency Strategies, PF Equity Long/Short, and PF Global Absolute Return Funds was $2,303, $162,337, and $3,895,370, respectively.
(2)	The PF Currency Strategies, PF Equity Long/Short, and PF Global Absolute Return Funds received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Funds and the respective counterparties. The Funds invest such cash collateral in investment securities (See Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

B-4

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	PF Inflation Managed Fund	PF Managed Bond Fund	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Comstock Fund	PF Developing Growth Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$660	$210,451	$6,340	$4,286	$2,137,760	$18,761
Interest, net of foreign taxes withheld	191,798	11,201,505	1,649,500	1,607,292	—	—
Total Investment Income	192,458	11,411,956	1,655,840	1,611,578	2,137,760	18,761
EXPENSES
Advisory fees	25,592	1,458,199	326,984	166,246	678,020	26,316
Administration fees	9,597	546,825	122,619	31,767	135,604	6,579
Support services expenses	710	74,082	13,954	4,254	17,468	1,125
Custodian fees and expenses	3,168	27,066	3,633	20,843	3,758	482
Shareholder report expenses	340	35,414	6,667	2,029	8,349	540
Transfer agency out-of-pocket expenses	293	30,299	5,633	1,727	7,144	463
Legal, audit and tax service fees	564	53,787	10,705	3,066	12,834	792
Trustees’ fees and expenses	158	16,700	3,127	932	3,934	257
Interest expense	22,636	23,239	—	—	—	—
Other	4,284	56,633	19,730	10,541	6,984	3,856
Total Expenses	67,342	2,322,244	513,052	241,405	874,095	40,410
Advisory Fee Waiver (1)	—	—	—	—	(13,560)	—
Adviser Expense Reimbursement (2)	(9,516)	(293,981)	(63,449)	(43,393)	(60,471)	(7,515)
Net Expenses	57,826	2,028,263	449,603	198,012	800,064	32,895
NET INVESTMENT INCOME (LOSS)	134,632	9,383,693	1,206,237	1,413,566	1,337,696	(14,134)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	17,434	9,729,567	27,294	613,476	7,673,205	447,371
Closed short positions	—	27,902	—	—	—	—
Futures contract transactions	(42,200)	3,360,273	(18,132)	—	—	—
Swap transactions	(6,384)	(258,266)	—	163,062	—	—
Written option transactions	20,393	1,700,247	—	—	—	—
Purchased options transactions	(4,365)	(1,082,010)	—	—	—	—
Forward foreign currency contract transactions	(39,313)	(880,166)	—	458,584	(1,533,947)	—
Foreign currency transactions	11,887	830,975	—	162,577	1,384	—
Net Realized Gain (Loss)	(42,548)	13,428,522	9,162	1,397,699	6,140,642	447,371

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities (3)	(55,107)	9,989,982	331,210	(31,280)	5,354,002	533,605
Futures contracts	24,782	(760,646)	(82,448)	—	—	—
Swaps	36,315	(1,112,491)	—	(129,929)	—	—
Written options	(3,642)	69,463	56	—	—	—
Purchased options	(7,322)	(835,493)	(619)	—	—	—
Forward foreign currency contracts	(19,768)	(710,562)	—	57,398	252,326	—
Foreign currencies	(663)	(110,797)	—	(12,675)	3,842	—
Change in Net Unrealized Appreciation (Depreciation)	(25,405)	6,529,456	248,199	(116,486)	5,610,170	533,605
NET GAIN (LOSS)	(67,953)	19,957,978	257,361	1,281,213	11,750,812	980,976
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,679	$29,341,671	$1,463,598	$2,694,779	$13,088,508	$966,842

Foreign taxes withheld on dividends and interest	$—	$1,625	$1,319	$27,705	$50,954	$—

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.
(3)	Net realized gain (loss) on investment security transactions for the PF Emerging Markets Debt Fund is net of foreign capital gains tax withheld of $2,028.

See Notes to Financial Statements

B-5

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	PF Growth Fund	PF Large-Cap Growth Fund	PF Large-Cap Value Fund	PF Main Street Core Fund	PF Mid-Cap Equity Fund	PF Mid-Cap Growth Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$654,795	$386,994	$4,496,479	$3,008,409	$437,991	$63,444
Interest, net of foreign taxes withheld	2,959	—	—	—	—	—
Total Investment Income	657,754	386,994	4,496,479	3,008,409	437,991	63,444

EXPENSES
Advisory fees	381,722	344,386	1,389,598	681,300	215,070	51,231
Administration fees	104,106	68,877	320,677	227,100	49,632	10,978
Support services expenses	12,829	10,132	40,719	29,803	7,083	1,881
Custodian fees and expenses	2,459	2,482	6,142	4,525	1,338	594
Shareholder report expenses	6,099	4,847	19,413	14,217	3,383	900
Transfer agency out-of-pocket expenses	5,192	4,146	16,570	12,138	2,891	769
Legal, audit and tax service fees	9,671	7,268	30,185	21,948	5,163	1,316
Trustees’ fees and expenses	2,864	2,290	9,135	6,696	1,596	427
Other	6,457	4,464	11,329	8,949	6,450	2,674
Total Expenses	531,399	448,892	1,843,768	1,006,676	292,606	70,770
Advisory Fee Waiver (1)	—	(20,663)	—	—	—	(1,830)
Adviser Expense Reimbursement (2)	(45,572)	(35,628)	(133,493)	(98,277)	(27,904)	(8,561)
Net Expenses	485,827	392,601	1,710,275	908,399	264,702	60,379
NET INVESTMENT INCOME (LOSS)	171,927	(5,607)	2,786,204	2,100,010	173,289	3,065

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	2,748,595	5,705,859	2,518,519	5,574,951	3,431,084	898,992
Written option transactions	—	—	—	—	—	(221)
Purchased options transactions	—	—	—	—	—	3,588
Foreign currency transactions	299	25	(3,603)	(5,820)	—	52
Net Realized Gain (Loss)	2,748,894	5,705,884	2,514,916	5,569,131	3,431,084	902,411

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	13,076,431	5,434,120	14,109,930	16,309,699	2,668,660	732,565
Written options	—	—	—	—	—	(1,079)
Purchased options	—	—	—	—	—	(97)
Foreign currencies	—	(6)	—	2,238	—	—
Change in Net Unrealized Appreciation (Depreciation)	13,076,431	5,434,114	14,109,930	16,311,937	2,668,660	731,389
NET GAIN (LOSS)	15,825,325	11,139,998	16,624,846	21,881,068	6,099,744	1,633,800
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,997,252	$11,134,391	$19,411,050	$23,981,078	$6,273,033	$1,636,865

Foreign taxes withheld on dividends and interest	$3,368	$2,479	$136,515	$23,953	$239	$—

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

B-6

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	PF Mid-Cap Value Fund	PF Small-Cap Value Fund	PF Emerging Markets Fund	PF International Large-Cap Fund	PF International Small-Cap Fund	PF International Value Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,398,434	$651,053	$2,335,474	$2,854,688	$686,696	$4,781,706
Interest, net of foreign taxes withheld	—	—	—	3,839	—	—
Total Investment Income	1,398,434	651,053	2,335,474	2,858,527	686,696	4,781,706

EXPENSES
Advisory fees	679,252	428,311	827,685	772,220	185,400	565,329
Administration fees	145,554	85,662	155,191	136,274	32,717	130,460
Support services expenses	17,336	11,558	18,542	20,276	4,034	18,091
Custodian fees and expenses	2,559	1,949	167,846	65,527	25,016	44,897
Shareholder report expenses	8,244	5,526	8,809	9,694	1,919	8,572
Transfer agency out-of-pocket expenses	7,020	4,729	7,494	8,286	1,636	7,313
Legal, audit and tax service fees	13,052	8,426	13,957	14,484	3,022	13,121
Trustees’ fees and expenses	3,780	2,606	4,137	4,580	881	4,042
Other	5,532	6,258	25,265	22,116	4,449	13,580
Total Expenses	882,329	555,025	1,228,926	1,053,457	259,074	805,405
Adviser Expense Reimbursement (1)	—	(41,051)	(246,050)	(144,963)	(19,144)	(109,616)
Net Expenses	882,329	513,974	982,876	908,494	239,930	695,789
NET INVESTMENT INCOME (LOSS)	516,105	137,079	1,352,598	1,950,033	446,766	4,085,917

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions (2)	2,243,485	4,288,122	9,206,019	5,053,655	2,509,690	20,411,587
Forward foreign currency contract transactions	—	—	—	—	—	80,648
Foreign currency transactions	—	(51)	(44,280)	14,808	8,160	35,774
Net Realized Gain (Loss)	2,243,485	4,288,071	9,161,739	5,068,463	2,517,850	20,528,009

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities (3)	7,583,751	1,161,437	20,375,287	16,093,648	3,285,209	(7,069,999)
Forward foreign currency contracts	—	—	—	—	—	(154,168)
Foreign currencies	—	12	(13,424)	40,761	2,215	22,812
Change in Net Unrealized Appreciation (Depreciation)	7,583,751	1,161,449	20,361,863	16,134,409	3,287,424	(7,201,355)
NET GAIN (LOSS)	9,827,236	5,449,520	29,523,602	21,202,872	5,805,274	13,326,654
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,343,341	$5,586,599	$30,876,200	$23,152,905	$6,252,040	$17,412,571

Foreign taxes withheld on dividends and interest	$—	$2,156	$278,101	$319,298	$66,867	$372,761

(1)	See Note 7B in Notes to Financial Statements.
(2)	Net realized gain (loss) on investment security transactions for the PF International Value Fund is net of foreign capital gains tax withheld of $159.
(3)	Change in net unrealized appreciation (depreciation) on investment securities for the PF Emerging Markets, PF International Large-Cap, and PF International Value Funds was net of increase (decrease) in deferred foreign capital gains tax of ($120,269), $8,739, and $64, respectively.

See Notes to Financial Statements

B-7

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

	PF Real Estate Fund	PF Currency Strategies Fund	PF Equity Long/Short Fund	PF Global Absolute Return Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$337,602	$102,274	$37,424	$48,350
Interest, net of foreign taxes withheld	—	147,923	216,919	2,224,510
Total Investment Income	337,602	250,197	254,343	2,272,860

EXPENSES
Advisory fees	167,992	274,881	414,464	344,259
Administration fees	27,998	63,434	54,060	64,548
Support services expenses	5,010	8,043	6,617	8,055
Custodian fees and expenses	1,026	6,151	4,708	48,502
Shareholder report expenses	2,407	3,837	3,160	3,837
Transfer agency out-of-pocket expenses	2,065	3,277	2,703	3,270
Legal, audit and tax service fees	3,420	5,945	4,887	5,958
Trustees’ fees and expenses	1,144	1,760	1,449	1,760
Interest expense	—	—	—	29,264
Recoupment of adviser reimbursement (1)	—	4,400	—	—
Other	3,135	3,503	14,627	15,373
Total Expenses	214,197	375,231	506,675	524,826
Advisory Fee Waiver (2)	—	—	(54,060)	—
Adviser Expense Reimbursement (1)	(18,207)	—	—	(43,722)
Net Expenses	195,990	375,231	452,615	481,104
NET INVESTMENT INCOME (LOSS)	141,612	(125,034)	(198,272)	1,791,756

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	2,393,351	110	91	738,063
Futures contract transactions	—	—	1,605,699	(422,669)
Swap transactions	—	—	7,202,591	(1,118,985)
Written option transactions	—	—	—	770,098
Purchased options transactions	—	(274,119)	—	(726,741)
Forward foreign currency contract transactions	—	(676,976)	893,393	(2,383,693)
Forward bonds and forward volatility agreements	—	—	—	(232)
Foreign currency transactions	—	125,402	(12,307)	416,687
Net Realized Gain (Loss)	2,393,351	(825,583)	9,689,467	(2,727,472)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities (3)	(2,490,578)	1,333,032	7,410	3,681,020
Short positions	—	—	—	(97,928)
Futures contracts	—	—	576,709	88,542
Swaps	—	—	(3,019,585)	(226,831)
Written options	—	—	—	(209,645)
Purchased options	—	(517,490)	—	(148,844)
Forward foreign currency contracts	—	(2,421,002)	(198,753)	(561,503)
Forward bonds and forward volatility agreements	—	—	—	(10,467)
Foreign currencies	—	15,307	(1,247)	(23,763)
Reverse repurchase agreements	—	—	—	9,049
Change in Net Unrealized Appreciation (Depreciation)	(2,490,578)	(1,590,153)	(2,635,466)	2,499,630
NET GAIN (LOSS)	(97,227)	(2,415,736)	7,054,001	(227,842)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,385	($2,540,770)	$6,855,729	$1,563,914

Foreign taxes withheld on dividends and interest	$—	$—	$—	$12,061

(1)	See Note 7B in Notes to Financial Statements.
(2)	See Note 6 in Notes to Financial Statements.
(3)	Net realized gain (loss) on investment security transactions for the PF Global Absolute Return Fund is net of foreign capital gains tax withheld of $8,846.

See Notes to Financial Statements

B-8

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017
	PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund
OPERATIONS
Net investment income (loss)	$134,632	$691,995	$9,383,693	$18,337,677	$1,206,237	$1,140,129
Net realized gain (loss)	(42,548)	730,390	13,428,522	(8,172,424)	9,162	(2,525)
Change in net unrealized appreciation (depreciation)	(25,405)	(759,154)	6,529,456	7,052,492	248,199	50,648
Net Increase (Decrease) in Net Assets Resulting from Operations	66,679	663,231	29,341,671	17,217,745	1,463,598	1,188,252
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	—	—	(12,139,381)	—	(1,142,148)
Net realized gains - Class P	—	—	—	(9,128,858)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	—	—	(21,268,239)	—	(1,142,148)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	487,995	1,867,182	1,974,811	528,068,478	995,571	162,428,614
Dividends and distribution reinvestments - Class P	—	—	—	21,268,239	—	1,142,148
Cost of shares repurchased - Class P	(1,073,729)	(41,590,601)	(60,154,027)	(224,447,161)	(11,514,187)	(71,877,097)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(585,734)	(39,723,419)	(58,179,216)	324,889,556	(10,518,616)	91,693,665
NET INCREASE (DECREASE) IN NET ASSETS	(519,055)	(39,060,188)	(28,837,545)	320,839,062	(9,055,018)	91,739,769
NET ASSETS
Beginning of Year or Period	13,130,096	52,190,284	742,216,157	421,377,095	167,639,019	75,899,250
End of Year or Period	$12,611,041	$13,130,096	$713,378,612	$742,216,157	$158,584,001	$167,639,019
Undistributed/Accumulated Net Investment Income (Loss)	$69,602	($65,030)	$14,895,146	$5,511,453	$1,650,387	$444,150

	PF Emerging Markets Debt Fund		PF Comstock Fund		PF Developing Growth Fund
OPERATIONS
Net investment income (loss)	$1,413,566	$4,852,113	$1,337,696	$2,958,466	($14,134)	($60,769)
Net realized gain (loss)	1,397,699	1,559,494	6,140,642	17,311,113	447,371	5,646,450
Change in net unrealized appreciation (depreciation)	(116,486)	4,241,650	5,610,170	17,986,474	533,605	(2,616,840)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,694,779	10,653,257	13,088,508	38,256,053	966,842	2,968,841
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(5,017,945)	—	(4,565,894)	—	—
Net realized gains - Class P	—	—	—	(15,229,937)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(5,017,945)	—	(19,795,831)	—	—
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	909,623	3,780,533	550,492	15,922,053	11,613	478,278
Dividends and distribution reinvestments - Class P	—	5,017,945	—	19,795,831	—	—
Cost of shares repurchased - Class P	(3,798,226)	(79,981,311)	(12,008,535)	(85,229,473)	(765,118)	(36,837,521)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,888,603)	(71,182,833)	(11,458,043)	(49,511,589)	(753,505)	(36,359,243)
NET INCREASE (DECREASE) IN NET ASSETS	(193,824)	(65,547,521)	1,630,465	(31,051,367)	213,337	(33,390,402)
NET ASSETS
Beginning of Year or Period	42,613,762	108,161,283	183,720,064	214,771,431	8,805,491	42,195,893
End of Year or Period	$42,419,938	$42,613,762	$185,350,529	$183,720,064	$9,018,828	$8,805,491
Undistributed/Accumulated Net Investment Income (Loss)	$947,545	($466,021)	$2,381,951	$1,044,255	($15,970)	($1,836)

(1)	Unaudited.

See Notes to Financial Statements

B-9

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017
	PF Growth Fund		PF Large-Cap Growth Fund		PF Large-Cap Value Fund
OPERATIONS
Net investment income (loss)	$171,927	$137,341	($5,607)	($132,926)	$2,786,204	$5,547,223
Net realized gain (loss)	2,748,894	4,023,284	5,705,884	18,997,343	2,514,916	7,966,087
Change in net unrealized appreciation (depreciation)	13,076,431	11,550,079	5,434,114	410,043	14,109,930	43,755,041
Net Increase (Decrease) in Net Assets Resulting from Operations	15,997,252	15,710,704	11,134,391	19,274,460	19,411,050	57,268,351
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(123,468)	—	—	—	(5,153,645)
Net realized gains - Class P	—	(2,855,020)	—	(7,234,883)	—	(8,128,566)
Net Decrease from Dividends and Distributions to Shareholders	—	(2,978,488)	—	(7,234,883)	—	(13,282,211)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	176,630	36,603,565	118,506	15,561,817	1,141,628	163,777,327
Dividends and distribution reinvestments - Class P	—	2,978,488	—	7,234,883	—	13,282,211
Cost of shares repurchased - Class P	(13,775,885)	(39,879,937)	(8,953,681)	(96,607,788)	(28,106,472)	(87,465,047)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,599,255)	(297,884)	(8,835,175)	(73,811,088)	(26,964,844)	89,594,491
NET INCREASE (DECREASE) IN NET ASSETS	2,397,997	12,434,332	2,299,216	(61,771,511)	(7,553,794)	133,580,631
NET ASSETS
Beginning of Year or Period	135,131,857	122,697,525	89,167,202	150,938,713	433,551,255	299,970,624
End of Year or Period	$137,529,854	$135,131,857	$91,466,418	$89,167,202	$425,997,461	$433,551,255
Undistributed/Accumulated Net Investment Income (Loss)	$210,702	$38,775	($12,540)	($6,933)	$4,280,285	$1,494,081

	PF Main Street Core Fund		PF Mid-Cap Equity Fund		PF Mid-Cap Growth Fund
OPERATIONS
Net investment income (loss)	$2,100,010	$3,960,115	$173,289	$418,762	$3,065	$8,377
Net realized gain (loss)	5,569,131	12,614,101	3,431,084	26,424,105	902,411	2,771,024
Change in net unrealized appreciation (depreciation)	16,311,937	28,240,255	2,668,660	(4,846,412)	731,389	1,488,906
Net Increase (Decrease) in Net Assets Resulting from Operations	23,981,078	44,814,471	6,273,033	21,996,455	1,636,865	4,268,307
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(3,737,963)	—	(1,195,977)	—	(197,631)
Net realized gains - Class P	—	(1,319,560)	—	(11,955,102)	—	(1,592,480)
Net Decrease from Dividends and Distributions to Shareholders	—	(5,057,523)	—	(13,151,079)	—	(1,790,111)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	423,604	102,856,519	84,544	491,250	20,936	388,894
Dividends and distribution reinvestments - Class P	—	5,057,523	—	13,151,079	—	1,790,111
Cost of shares repurchased - Class P	(20,451,212)	(58,023,374)	(4,812,805)	(126,071,438)	(1,375,375)	(48,913,308)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(20,027,608)	49,890,668	(4,728,261)	(112,429,109)	(1,354,439)	(46,734,303)
NET INCREASE (DECREASE) IN NET ASSETS	3,953,470	89,647,616	1,544,772	(103,583,733)	282,426	(44,256,107)
NET ASSETS
Beginning of Year or Period	301,322,240	211,674,624	66,010,851	169,594,584	14,510,504	58,766,611
End of Year or Period	$305,275,710	$301,322,240	$67,555,623	$66,010,851	$14,792,930	$14,510,504
Undistributed/Accumulated Net Investment Income (Loss)	$2,876,838	$776,828	$172,461	($828)	$34,846	$31,781

(1)	Unaudited.

See Notes to Financial Statements

B-10

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017
	PF Mid-Cap Value Fund		PF Small-Cap Value Fund		PF Emerging Markets Fund
OPERATIONS
Net investment income (loss)	$516,105	$644,205	$137,079	$160,984	$1,352,598	$1,104,879
Net realized gain (loss)	2,243,485	4,076,194	4,288,071	15,385,823	9,161,739	(3,188,694)
Change in net unrealized appreciation (depreciation)	7,583,751	30,096,291	1,161,449	14,017,983	20,361,863	27,236,698
Net Increase (Decrease) in Net Assets Resulting from Operations	10,343,341	34,816,690	5,586,599	29,564,790	30,876,200	25,152,883
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(1,924,546)	—	(735,591)	—	(855,663)
Net realized gains - Class P	—	—	—	(4,442,493)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(1,924,546)	—	(5,178,084)	—	(855,663)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	463,227	46,317,335	329,209	4,938,117	832,390	135,052,663
Dividends and distribution reinvestments - Class P	—	1,924,546	—	5,178,084	—	855,663
Cost of shares repurchased - Class P	(12,806,962)	(134,785,344)	(7,502,353)	(115,237,202)	(22,633,237)	(77,634,759)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,343,735)	(86,543,463)	(7,173,144)	(105,121,001)	(21,800,847)	58,273,567
NET INCREASE (DECREASE) IN NET ASSETS	(2,000,394)	(53,651,319)	(1,586,545)	(80,734,295)	9,075,353	82,570,787
NET ASSETS
Beginning of Year or Period	197,316,641	250,967,960	118,590,104	199,324,399	200,620,256	118,049,469
End of Year or Period	$195,316,247	$197,316,641	$117,003,559	$118,590,104	$209,695,609	$200,620,256
Undistributed/Accumulated Net Investment Income (Loss)	$133,727	($382,378)	$132,198	($4,881)	($245,254)	($1,597,852)

	PF International Large-Cap Fund		PF International Small-Cap Fund		PF International Value Fund
OPERATIONS
Net investment income (loss)	$1,950,033	$3,821,169	$446,766	$1,235,601	$4,085,917	$4,220,131
Net realized gain (loss)	5,068,463	(3,602,639)	2,517,850	7,241,415	20,528,009	(3,738,120)
Change in net unrealized appreciation (depreciation)	16,134,409	23,920,705	3,287,424	(723,355)	(7,201,355)	22,501,123
Net Increase (Decrease) in Net Assets Resulting from Operations	23,152,905	24,139,235	6,252,040	7,753,661	17,412,571	22,983,134
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(4,537,465)	—	(1,650,584)	—	(5,468,588)
Net realized gains - Class P	—	—	—	(2,548,172)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(4,537,465)	—	(4,198,756)	—	(5,468,588)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	226,252	20,480,420	464,697	5,877,107	223,960	79,341,742
Dividends and distribution reinvestments - Class P	—	4,537,465	—	4,198,756	—	5,468,588
Cost of shares repurchased - Class P	(19,888,385)	(157,813,108)	(4,837,716)	(89,391,227)	(17,084,280)	(68,454,441)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(19,662,133)	(132,795,223)	(4,373,019)	(79,315,364)	(16,860,320)	16,355,889
NET INCREASE (DECREASE) IN NET ASSETS	3,490,772	(113,193,453)	1,879,021	(75,760,459)	552,251	33,870,435
NET ASSETS
Beginning of Year or Period	176,669,769	289,863,222	42,797,778	118,558,237	174,630,461	140,760,026
End of Year or Period	$180,160,541	$176,669,769	$44,676,799	$42,797,778	$175,182,712	$174,630,461
Undistributed/Accumulated Net Investment Income (Loss)	$2,024,452	$74,419	$456,197	$9,431	$5,646,713	$1,560,796

(1)	Unaudited.

See Notes to Financial Statements

B-11

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017	Six-Month Period Ended September 30, 2017 (1)	Year Ended March 31, 2017
	PF Real Estate Fund		PF Currency Strategies Fund		PF Equity Long/Short Fund
OPERATIONS
Net investment income (loss)	$141,612	$670,766	($125,034)	($633,380)	($198,272)	($954,939)
Net realized gain (loss)	2,393,351	5,374,002	(825,583)	4,936,015	9,689,467	13,188,320
Change in net unrealized appreciation (depreciation)	(2,490,578)	(6,722,381)	(1,590,153)	6,418,917	(2,635,466)	(3,607,855)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,385	(677,613)	(2,540,770)	10,721,552	6,855,729	8,625,526
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(1,644,503)	—	(9,020,580)	—	(12,227,818)
Net realized gains - Class P	—	(2,630,689)	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(4,275,192)	—	(9,020,580)	—	(12,227,818)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	403,423	11,536,965	2,387,133	28,511,621	1,069,650	4,528,597
Dividends and distribution reinvestments - Class P	—	4,275,192	—	9,020,580	—	12,227,818
Cost of shares repurchased - Class P	(3,160,562)	(42,537,880)	(6,236,186)	(78,661,680)	(4,899,285)	(109,659,401)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,757,139)	(26,725,723)	(3,849,053)	(41,129,479)	(3,829,635)	(92,902,986)
NET INCREASE (DECREASE) IN NET ASSETS	(2,712,754)	(31,678,528)	(6,389,823)	(39,428,507)	3,026,094	(96,505,278)
NET ASSETS
Beginning of Year or Period	39,038,004	70,716,532	87,822,291	127,250,798	71,081,458	167,586,736
End of Year or Period	$36,325,250	$39,038,004	$81,432,468	$87,822,291	$74,107,552	$71,081,458
Undistributed/Accumulated Net Investment Income (Loss)	$141,311	($301)	($147,621)	($22,587)	($12,489,017)	($12,290,745)

	PF Global Absolute Return Fund
OPERATIONS
Net investment income (loss)	$1,791,756	$4,175,240
Net realized gain (loss)	(2,727,472)	(4,586,089)
Change in net unrealized appreciation (depreciation)	2,499,630	5,183,846
Net Increase (Decrease) in Net Assets Resulting from Operations	1,563,914	4,772,997
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(3,029,841)
Net realized gains - Class P	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(3,029,841)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	2,280,583	33,038,489
Dividends and distribution reinvestments - Class P	—	3,029,841
Cost of shares repurchased - Class P	(5,670,339)	(82,540,836)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,389,756)	(46,472,506)
NET INCREASE (DECREASE) IN NET ASSETS	(1,825,842)	(44,729,350)
NET ASSETS
Beginning of Year or Period	87,044,475	131,773,825
End of Year or Period	$85,218,633	$87,044,475
Undistributed/Accumulated Net Investment Income (Loss)	$1,729,718	($62,038)

(1)	Unaudited.

See Notes to Financial Statements

B-12

PACIFIC FUNDS

STATEMENT OF CASH FLOWS (1)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2017 (Unaudited)

PF Inflation Managed Fund
CASH FLOWS FROM OPERATING ACTIVITIES (2):
Net increase (decrease) in net assets from operations	$66,679
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term securities	(13,063,660)
Proceeds from disposition of long-term securities	11,551,906
Proceeds (purchases) of short-term securities, net	80,987
Proceeds (purchases) from foreign currency transactions	(36,695)
(Increase) decrease in dividends and interest receivable	(5,479)
(Increase) decrease in receivable for securities sold	(1,228,776)
(Increase) decrease in receivable due from adviser	(1,483)
(Increase) decrease in prepaid expenses and other assets	140
(Increase) decrease in variation margin on futures contracts	(92,927)
(Increase) decrease in variation margin on swap contracts	75,444
Increase (decrease) in swap premiums	(2,427)
Increase (decrease) in payable for securities purchased	2,077,824
Increase (decrease) in payable due to advisor	(10,753)
Increase (decrease) in accrued advisory fees	(180)
Increase (decrease) in accrued administration fees	(67)
Increase (decrease) in accrued support services expenses	71
Increase (decrease) in accrued custodian fees and expenses	2,659
Increase (decrease) in accrued transfer agency out-of-pocket expenses	(139)
Increase (decrease) in accrued legal, audit and tax service fees	(741)
Increase (decrease) in accrued other payable	1,072
Change in net unrealized (appreciation) depreciation on investment securities	55,107
Change in net unrealized (appreciation) depreciation on swaps (3)	(12,377)
Change in net unrealized (appreciation) depreciation on written options	3,642
Change in net unrealized (appreciation) depreciation on purchased options	7,322
Change in net unrealized (appreciation) depreciation on forward foreign currency contract transactions	19,768
Change in net unrealized (appreciation) depreciation on foreign currencies	663
Net realized (gain) loss on investment security transactions	(17,434)
Net realized (gain) loss on written option transactions	(20,393)
Net realized (gain) loss on purchased options transactions	4,365
Net realized (gain) loss on forward foreign currency contract transactions	39,313
Net realized (gain) loss on foreign currency	(11,887)
Net amortization on investments	41,518
Net cash provided by (used in) operating activities	(476,938)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	442,674
Payment of shares redeemed	(1,075,209)
Increase (decrease) in payable for sale-buyback financing transactions	1,084,306
Net cash provided by (used in) financing activities	451,771

NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY	(25,167)

CASH AND FOREIGN CURRENCY (4):
Beginning of Period	257,123
End of Period	$231,956

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The PF Inflation Managed Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other funds have met the exemption criteria.
(2)	Interest paid by the PF Inflation Managed Fund was $22,636.
(3)	Excludes centrally cleared swaps included in variation margin.
(4)	Includes cash (segregated for derivative instruments) of $190,929.

See Notes to Financial Statements

B-13

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Inflation Managed Fund
4/1/2017 - 9/30/2017 (5)	$8.92	$0.09	($0.05)	$0.04	$—	$—		$—	$8.96	1.05%	0.90%	2.10%	0.45%	$12,611	68%
4/1/2016 - 3/31/2017	8.73	0.29	(0.10)	0.19	—	—		—	8.92	0.98%	0.80%	3.35%	2.18%	13,130	194%
4/1/2015 - 3/31/2016	8.80	0.20	(0.27)	(0.07)	—	—		—	8.73	0.79%	0.64%	2.36%	(0.80%)	52,190	89%
4/1/2014 - 3/31/2015	8.84	0.06	0.15	0.21	(0.25)	—		(0.25)	8.80	0.68%	0.58%	0.68%	2.38%	126,154	139%
4/1/2013 - 3/31/2014	9.73	0.07	(0.78)	(0.71)	(0.04)	(0.14)		(0.18)	8.84	0.64%	0.56%	0.83%	(7.40%)	185,765	36%
4/1/2012 - 3/31/2013	10.79	0.21	0.52	0.73	(0.51)	(1.28)		(1.79)	9.73	0.69%	0.58%	1.95%	6.79%	164,281	111%
PF Managed Bond Fund
4/1/2017 - 9/30/2017 (5)	$10.67	$0.14	$0.29	$0.43	$—	$—		$—	$11.10	0.64%	0.56%	2.57%	4.13%	$713,379	219%
4/1/2016 - 3/31/2017	10.57	0.26	0.10	0.36	(0.15)	(0.11)		(0.26)	10.67	0.64%	0.56%	2.39%	3.42%	742,216	372%
4/1/2015 - 3/31/2016	11.06	0.28	(0.16)	0.12	(0.25)	(0.36)		(0.61)	10.57	0.64%	0.55%	2.58%	1.31%	421,377	370%
4/1/2014 - 3/31/2015	10.76	0.15	0.52	0.67	(0.17)	(0.20)		(0.37)	11.06	0.63%	0.55%	1.37%	6.32%	643,882	578%
4/1/2013 - 3/31/2014	11.11	0.13	(0.27)	(0.14)	(0.15)	(0.06)		(0.21)	10.76	0.63%	0.55%	1.16%	(1.22%)	579,753	530%
4/1/2012 - 3/31/2013	10.86	0.20	0.55	0.75	(0.35)	(0.15)		(0.50)	11.11	0.66%	0.56%	1.75%	6.85%	565,285	495%
PF Short Duration Bond Fund
4/1/2017 - 9/30/2017 (5)	$9.88	$0.07	$0.02	$0.09	$—	$—		$—	$9.97	0.63%	0.55%	1.48%	0.91%	$158,584	30%
4/1/2016 - 3/31/2017	9.84	0.12	0.01	0.13	(0.09)	—		(0.09)	9.88	0.68%	0.55%	1.16%	1.36%	167,639	233%
4/1/2015 - 3/31/2016	10.01	0.12	(0.09)	0.03	(0.20)	—		(0.20)	9.84	0.65%	0.55%	1.18%	0.35%	75,899	98%
4/1/2014 - 3/31/2015	10.05	0.11	(0.02)	0.09	(0.13)	—		(0.13)	10.01	0.64%	0.55%	1.11%	0.88%	213,334	60%
4/1/2013 - 3/31/2014	10.12	0.10	(0.04)	0.06	(0.13)	—		(0.13)	10.05	0.64%	0.55%	1.02%	0.64%	229,189	43%
4/1/2012 - 3/31/2013	10.07	0.11	0.08	0.19	(0.14)	(0.00	)(6)	(0.14)	10.12	0.65%	0.55%	1.08%	1.86%	223,601	63%
PF Emerging Markets Debt Fund
4/1/2017 - 9/30/2017 (5)	$9.39	$0.32	$0.30	$0.62	$—	$—		$—	$10.01	1.14%	0.93%	6.67%	6.60%	$42,420	36%
4/1/2016 - 3/31/2017	9.14	0.72	0.58	1.30	(1.05)	—		(1.05)	9.39	1.10%	0.94%	7.58%	14.88%	42,614	75%
4/1/2015 - 3/31/2016	8.89	0.61	(0.35)	0.26	(0.01)	—		(0.01)	9.14	1.07%	0.94%	6.91%	2.93%	108,161	80%
4/1/2014 - 3/31/2015	9.69	0.50	(0.95)	(0.45)	(0.35)	—		(0.35)	8.89	1.08%	0.94%	5.20%	(4.73%)	162,011	105%
4/1/2013 - 3/31/2014	10.53	0.47	(0.90)	(0.43)	(0.32)	(0.09)		(0.41)	9.69	1.06%	0.94%	4.71%	(3.92%)	130,516	116%
6/29/2012 - 3/31/2013	10.00	0.37	0.46	0.83	(0.27)	(0.03)		(0.30)	10.53	1.17%	0.94%	4.67%	8.24%	85,846	61%
PF Comstock Fund
4/1/2017 - 9/30/2017 (5)	$15.00	$0.11	$1.01	$1.12	$—	$—		$—	$16.12	0.97%	0.88%	1.48%	7.47%	$185,351	6%
4/1/2016 - 3/31/2017	13.66	0.23	2.75	2.98	(0.36)	(1.28)		(1.64)	15.00	0.97%	0.89%	1.55%	21.92%	183,720	22%
4/1/2015 - 3/31/2016	17.07	0.27	(1.46)	(1.19)	(0.36)	(1.86)		(2.22)	13.66	0.96%	0.89%	1.73%	(7.54%)	214,771	16%
4/1/2014 - 3/31/2015	17.61	0.22	1.07	1.29	(0.37)	(1.46)		(1.83)	17.07	0.96%	0.89%	1.25%	7.22%	269,705	21%
4/1/2013 - 3/31/2014	14.40	0.25	3.11	3.36	(0.15)	—		(0.15)	17.61	0.97%	0.89%	1.53%	23.36%	308,598	14%
4/1/2012 - 3/31/2013	12.47	0.19	1.91	2.10	(0.17)	—		(0.17)	14.40	0.97%	0.89%	1.51%	16.96%	261,671	35%
PF Developing Growth Fund
4/1/2017 - 9/30/2017 (5)	$11.50	($0.02)	$1.36	$1.34	$—	$—		$—	$12.84	0.92%	0.75%	(0.32%)	11.65%	$9,019	47%
4/1/2016 - 3/31/2017	9.80	(0.04)	1.74	1.70	—	—		—	11.50	0.90%	0.75%	(0.40%)	17.35%	8,805	123%
4/1/2015 - 3/31/2016	14.80	(0.07)	(3.18)	(3.25)	—	(1.75)		(1.75)	9.80	0.82%	0.75%	(0.51%)	(23.59%)	42,196	229%
4/1/2014 - 3/31/2015	15.54	(0.05)	1.20	1.15	—	(1.89)		(1.89)	14.80	0.82%	0.75%	(0.35%)	8.36%	83,731	264%
4/1/2013 - 3/31/2014	13.29	(0.04)	2.67	2.63	(0.02)	(0.36)		(0.38)	15.54	0.83%	0.75%	(0.28%)	19.90%	59,921	84%
4/1/2012 - 3/31/2013	11.86	0.03	1.40	1.43	—	—		—	13.29	0.90%	0.75%	0.21%	12.06%	50,898	92%
PF Growth Fund
4/1/2017 - 9/30/2017 (5)	$20.94	$0.03	$2.53	$2.56	$—	$—		$—	$23.50	0.77%	0.70%	0.25%	12.22%	$137,530	7%
4/1/2016 - 3/31/2017	18.82	0.02	2.61	2.63	(0.02)	(0.49)		(0.51)	20.94	0.77%	0.70%	0.12%	14.25%	135,132	43%
4/1/2015 - 3/31/2016	19.30	0.02	0.43	0.45	(0.09)	(0.84)		(0.93)	18.82	0.76%	0.70%	0.11%	2.17%	122,698	35%
4/1/2014 - 3/31/2015	17.33	0.05	2.19	2.24	(0.13)	(0.14)		(0.27)	19.30	0.76%	0.70%	0.30%	12.96%	147,893	39%
4/1/2013 - 3/31/2014	13.93	0.03	3.47	3.50	(0.10)	—		(0.10)	17.33	0.79%	0.70%	0.20%	25.15%	101,285	76%
4/1/2012 - 3/31/2013	13.12	0.08	0.90	0.98	(0.17)	—		(0.17)	13.93	0.86%	0.70%	0.63%	7.53%	48,611	72%

See Notes to Financial Statements	See explanation of references, if any, on B-16

B-14

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Large-Cap Growth Fund
4/1/2017 - 9/30/2017 (5)	$10.11	($0.00	)(6)	$1.31	$1.31	$—	$—	$—	$11.42	0.98%	0.85%	(0.01%)	12.96%	$91,466	22%
4/1/2016 - 3/31/2017	9.24	(0.01)		1.50	1.49	—	(0.62)	(0.62)	10.11	0.97%	0.86%	(0.11%)	16.74%	89,167	80%
4/1/2015 - 3/31/2016	10.71	(0.02)		(0.17)	(0.19)	—	(1.28)	(1.28)	9.24	0.96%	0.86%	(0.15%)	(2.67%)	150,939	83%
4/1/2014 - 3/31/2015	10.28	(0.02)		1.51	1.49	—	(1.06)	(1.06)	10.71	0.96%	0.86%	(0.16%)	14.84%	199,138	100%
4/1/2013 - 3/31/2014	10.40	(0.01)		2.41	2.40	(0.02)	(2.50)	(2.52)	10.28	0.97%	0.84%	(0.06%)	23.58%	172,613	163%
4/1/2012 - 3/31/2013	10.30	0.03		0.70	0.73	—	(0.63)	(0.63)	10.40	0.99%	0.81%	0.31%	7.66%	142,398	131%
PF Large-Cap Value Fund
4/1/2017 - 9/30/2017 (5)	$16.60	$0.11		$0.67	$0.78	$—	$—	$—	$17.38	0.86%	0.80%	1.30%	4.70%	$425,997	4%
4/1/2016 - 3/31/2017	14.78	0.22		2.11	2.33	(0.20)	(0.31)	(0.51)	16.60	0.86%	0.80%	1.40%	15.88%	433,551	21%
4/1/2015 - 3/31/2016	16.46	0.23		(0.43)	(0.20)	(0.22)	(1.26)	(1.48)	14.78	0.86%	0.80%	1.45%	(1.29%)	299,971	10%
4/1/2014 - 3/31/2015	16.71	0.23		1.36	1.59	(0.38)	(1.46)	(1.84)	16.46	0.86%	0.80%	1.37%	9.40%	344,403	13%
4/1/2013 - 3/31/2014	13.96	0.36		2.62	2.98	(0.23)	—	(0.23)	16.71	0.86%	0.80%	2.33%	21.41%	380,372	13%
4/1/2012 - 3/31/2013	12.31	0.23		1.66	1.89	(0.24)	—	(0.24)	13.96	0.87%	0.80%	1.80%	15.54%	324,085	26%
PF Main Street Core Fund
4/1/2017 - 9/30/2017 (5)	$14.03	$0.10		$1.06	$1.16	$—	$—	$—	$15.19	0.66%	0.60%	1.39%	8.27%	$305,276	7%
4/1/2016 - 3/31/2017	12.16	0.18		1.91	2.09	(0.16)	(0.06)	(0.22)	14.03	0.66%	0.60%	1.38%	17.29%	301,322	51%
4/1/2015 - 3/31/2016	14.26	0.17		0.26	0.43	(0.16)	(2.37)	(2.53)	12.16	0.66%	0.60%	1.27%	2.87%	211,675	50%
4/1/2014 - 3/31/2015	14.85	0.16		1.51	1.67	(0.14)	(2.12)	(2.26)	14.26	0.66%	0.60%	1.06%	11.36%	270,813	46%
4/1/2013 - 3/31/2014	12.20	0.13		2.65	2.78	(0.13)	—	(0.13)	14.85	0.67%	0.60%	0.99%	22.84%	257,575	66%
4/1/2012 - 3/31/2013	11.26	0.14		0.96	1.10	(0.16)	—	(0.16)	12.20	0.68%	0.60%	1.21%	9.93%	212,428	60%
PF Mid-Cap Equity Fund
4/1/2017 - 9/30/2017 (5)	$11.00	$0.03		$1.06	$1.09	$—	$—	$—	$12.09	0.88%	0.80%	0.52%	9.91%	$67,556	36%
4/1/2016 - 3/31/2017	10.63	0.05		2.43	2.48	(0.17)	(1.94)	(2.11)	11.00	0.89%	0.80%	0.45%	24.02%	66,011	101%
4/1/2015 - 3/31/2016	12.15	0.15		(0.59)	(0.44)	(0.12)	(0.96)	(1.08)	10.63	0.86%	0.80%	1.34%	(3.79%)	169,595	184%
4/1/2014 - 3/31/2015	12.84	0.05		0.80	0.85	(0.03)	(1.51)	(1.54)	12.15	0.86%	0.80%	0.40%	7.44%	218,141	172%
4/1/2013 - 3/31/2014	11.00	0.04		2.84	2.88	(0.06)	(0.98)	(1.04)	12.84	0.87%	0.80%	0.36%	26.82%	171,357	114%
4/1/2012 - 3/31/2013	10.29	0.06		0.72	0.78	(0.07)	—	(0.07)	11.00	0.90%	0.80%	0.65%	7.63%	138,416	191%
PF Mid-Cap Growth Fund
4/1/2017 - 9/30/2017 (5)	$7.12	$0.00	(6)	$0.85	$0.85	$—	$—	$—	$7.97	0.97%	0.82%	0.04%	11.94%	$14,793	12%
4/1/2016 - 3/31/2017	7.11	0.00	(6)	0.93	0.93	(0.09)	(0.83)	(0.92)	7.12	0.96%	0.82%	0.04%	13.67%	14,511	19%
4/1/2015 - 3/31/2016	8.71	0.03		(0.89)	(0.86)	(0.01)	(0.73)	(0.74)	7.11	0.91%	0.80%	0.32%	(10.01%)	58,767	43%
4/1/2014 - 3/31/2015	8.17	0.01		0.92	0.93	(0.01)	(0.38)	(0.39)	8.71	0.91%	0.80%	0.08%	11.57%	85,989	35%
4/1/2013 - 3/31/2014	8.58	(0.01)		1.93	1.92	(0.01)	(2.32)	(2.33)	8.17	0.93%	0.83%	(0.09%)	23.39%	90,804	135%
4/1/2012 - 3/31/2013	8.87	0.05		(0.03)	0.02	(0.02)	(0.29)	(0.31)	8.58	1.00%	0.85%	0.60%	0.61%	61,557	48%
PF Mid-Cap Value Fund
4/1/2017 - 9/30/2017 (5)	$11.56	$0.03		$0.61	$0.64	$—	$—	$—	$12.20	0.91%	0.91%	0.53%	5.54%	$195,316	22%
4/1/2016 - 3/31/2017	9.72	0.04		1.93	1.97	(0.13)	—	(0.13)	11.56	0.92%	0.92%	0.36%	20.36%	197,317	56%
7/29/2015 - 3/31/2016	10.00	0.09		(0.32)	(0.23)	(0.05)	—	(0.05)	9.72	0.93%	0.93%	1.34%	(2.30%)	250,968	32%
PF Small-Cap Value Fund
4/1/2017 - 9/30/2017 (5)	$12.09	$0.01		$0.60	$0.61	$—	$—	$—	$12.70	0.97%	0.90%	0.24%	5.05%	$117,004	14%
4/1/2016 - 3/31/2017	10.14	0.01		2.44	2.45	(0.07)	(0.43)	(0.50)	12.09	0.98%	0.90%	0.12%	23.99%	118,590	49%
4/1/2015 - 3/31/2016	10.45	0.03		(0.27)	(0.24)	(0.01)	(0.06)	(0.07)	10.14	0.96%	0.90%	0.33%	(2.29%)	199,324	55%
4/1/2014 - 3/31/2015	13.55	0.07		1.17	1.24	(0.14)	(4.20)	(4.34)	10.45	0.96%	0.90%	0.55%	11.55%	145,801	140%
4/1/2013 - 3/31/2014	12.15	0.20		1.98	2.18	(0.16)	(0.62)	(0.78)	13.55	0.97%	0.90%	1.52%	18.13%	147,702	41%
4/1/2012 - 3/31/2013	10.58	0.22		1.52	1.74	(0.17)	—	(0.17)	12.15	1.00%	0.90%	2.08%	16.72%	125,647	38%
PF Emerging Markets Fund
4/1/2017 - 9/30/2017 (5)	$13.81	$0.10		$2.13	$2.23	$—	$—	$—	$16.04	1.19%	0.95%	1.31%	16.15%	$209,696	16%
4/1/2016 - 3/31/2017	12.09	0.08		1.71	1.79	(0.07)	—	(0.07)	13.81	1.20%	0.95%	0.64%	14.83%	200,620	69%
4/1/2015 - 3/31/2016	13.58	0.10		(1.47)	(1.37)	(0.12)	—	(0.12)	12.09	1.23%	0.95%	0.84%	(10.09%)	118,049	65%
4/1/2014 - 3/31/2015	14.75	0.12		(0.71)	(0.59)	(0.19)	(0.39)	(0.58)	13.58	1.23%	0.95%	0.81%	(4.15%)	138,242	40%
4/1/2013 - 3/31/2014	14.22	0.09		0.83	0.92	(0.10)	(0.29)	(0.39)	14.75	1.27%	0.95%	0.59%	6.43%	153,333	31%
4/1/2012 - 3/31/2013	13.55	0.08		0.68	0.76	(0.09)	—	(0.09)	14.22	1.36%	0.95%	0.62%	5.60%	110,810	40%

See Notes to Financial Statements	See explanation of references, if any, on B-16

B-15

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF International Large-Cap Fund
4/1/2017 - 9/30/2017 (5)	$18.19	$0.21	$2.27	$2.48	$—	$—	$—	$20.67	1.16%	1.00%	2.14%	13.63%	$180,161	2%
4/1/2016 - 3/31/2017	16.69	0.25	1.58	1.83	(0.33)	—	(0.33)	18.19	1.13%	1.00%	1.46%	11.17%	176,670	16%
4/1/2015 - 3/31/2016	18.50	0.20	(1.85)	(1.65)	(0.16)	—	(0.16)	16.69	1.10%	1.00%	1.17%	(8.93%)	289,863	24%
4/1/2014 - 3/31/2015	18.46	0.29	0.01	0.30	(0.26)	—	(0.26)	18.50	1.10%	1.00%	1.56%	1.70%	220,898	41%
4/1/2013 - 3/31/2014	16.48	0.22	1.97	2.19	(0.21)	—	(0.21)	18.46	1.10%	1.00%	1.23%	13.28%	240,522	14%
4/1/2012 - 3/31/2013	15.12	0.23	1.40	1.63	(0.27)	—	(0.27)	16.48	1.13%	1.00%	1.55%	10.88%	198,963	28%
PF International Small-Cap Fund
4/1/2017 - 9/30/2017 (5)	$10.50	$0.12	$1.49	$1.61	$—	$—	$—	$12.11	1.19%	1.10%	2.05%	15.33%	$44,677	25%
4/1/2016 - 3/31/2017	10.27	0.21	1.10	1.31	(0.41)	(0.67)	(1.08)	10.50	1.18%	1.09%	2.07%	13.85%	42,798	53%
4/1/2015 - 3/31/2016	10.69	0.15	(0.12)	0.03	(0.32)	(0.13)	(0.45)	10.27	1.11%	1.08%	1.37%	0.22%	118,558	51%
1/14/2015 - 3/31/2015	10.00	0.03	0.66	0.69	—	—	—	10.69	1.24%	1.08%	1.34%	6.90%	127,493	8%
PF International Value Fund
4/1/2017 - 9/30/2017 (5)	$9.31	$0.23	$0.75	$0.98	$—	$—	$—	$10.29	0.93%	0.80%	4.69%	10.53%	$175,183	94%
4/1/2016 - 3/31/2017	8.35	0.21	1.03	1.24	(0.28)	—	(0.28)	9.31	0.90%	0.80%	2.43%	15.15%	174,630	67%
4/1/2015 - 3/31/2016	9.51	0.16	(1.19)	(1.03)	(0.13)	—	(0.13)	8.35	0.92%	0.80%	1.80%	(10.87%)	140,760	73%
4/1/2014 - 3/31/2015	10.33	0.22	(0.65)	(0.43)	(0.39)	—	(0.39)	9.51	0.91%	0.80%	2.19%	(4.07%)	142,653	87%
4/1/2013 - 3/31/2014	9.10	0.39	1.08	1.47	(0.24)	—	(0.24)	10.33	0.91%	0.80%	3.89%	16.15%	176,541	54%
4/1/2012 - 3/31/2013	8.62	0.20	0.51	0.71	(0.23)	—	(0.23)	9.10	0.94%	0.80%	2.30%	8.26%	146,550	66%
PF Real Estate Fund
4/1/2017 - 9/30/2017 (5)	$14.94	$0.06	($0.04)	$0.02	$—	$—	$—	$14.96	1.15%	1.05%	0.76%	0.13%	$36,325	22%
4/1/2016 - 3/31/2017	15.99	0.16	(0.18)	(0.02)	(0.39)	(0.64)	(1.03)	14.94	1.12%	1.05%	1.01%	(0.14%)	39,038	27%
4/1/2015 - 3/31/2016	16.87	0.36	0.15	0.51	(0.23)	(1.16)	(1.39)	15.99	1.12%	1.05%	2.33%	3.61%	70,717	26%
4/1/2014 - 3/31/2015	14.19	0.22	3.11	3.33	(0.31)	(0.34)	(0.65)	16.87	1.11%	1.05%	1.41%	23.69%	49,486	34%
4/1/2013 - 3/31/2014	13.67	0.21	0.54	0.75	(0.23)	—	(0.23)	14.19	1.12%	1.05%	1.52%	5.61%	73,828	18%
4/1/2012 - 3/31/2013	12.59	0.17	1.08	1.25	(0.17)	—	(0.17)	13.67	1.16%	1.05%	1.35%	9.98%	60,138	23%
PF Currency Strategies Fund
4/1/2017 - 9/30/2017 (5)	$9.49	($0.01)	($0.27)	($0.28)	$—	$—	$—	$9.21	0.89%	0.89%	(0.30%)	(2.95%)	$81,432	0%
4/1/2016 - 3/31/2017	9.75	(0.06)	0.90	0.84	(1.10)	—	(1.10)	9.49	0.90%	0.90%	(0.62%)	8.95%	87,822	0%
4/1/2015 - 3/31/2016	9.92	(0.08)	0.11	0.03	(0.20)	—	(0.20)	9.75	0.86%	0.86%	(0.78%)	0.35%	127,251	82%
4/1/2014 - 3/31/2015	9.41	(0.07)	0.79	0.72	(0.21)	—	(0.21)	9.92	0.86%	0.86%	(0.76%)	7.69%	187,572	141%
4/1/2013 - 3/31/2014	10.32	(0.07)	(0.52)	(0.59)	(0.32)	—	(0.32)	9.41	0.89%	0.85%	(0.68%)	(5.98%)	131,023	49%
12/7/2012 - 3/31/2013	10.00	(0.02)	0.34	0.32	—	—	—	10.32	0.94%	0.85%	(0.69%)	3.20%	118,643	49%
PF Equity Long/Short Fund
4/1/2017 - 9/30/2017 (5)	$9.78	($0.03)	$1.01	$0.98	$—	$—	$—	$10.76	1.41%	1.26%	(0.55%)	10.36%	$74,108	0%
4/1/2016 - 3/31/2017	10.31	(0.10)	1.38	1.28	(1.81)	—	(1.81)	9.78	1.43%	1.28%	(0.95%)	13.10%	71,081	0%
4/27/2015 - 3/31/2016	10.00	(0.12)	2.09	1.97	(1.66)	—	(1.66)	10.31	1.42%	1.27%	(1.21%)	20.01%	167,587	0%
PF Global Absolute Return Fund
4/1/2017 - 9/30/2017 (5)	$9.14	$0.19	($0.02)	$0.17	$—	$—	$—	$9.31	1.22%	1.12%	4.16%	1.86%	$85,219	47%
4/1/2016 - 3/31/2017	9.04	0.41	0.02	0.43	(0.33)	—	(0.33)	9.14	1.19%	1.10%	4.47%	4.80%	87,044	100%
4/1/2015 - 3/31/2016	10.03	0.47	(0.61)	(0.14)	(0.85)	—	(0.85)	9.04	1.17%	1.08%	4.87%	(1.46%)	131,774	127%
4/1/2014 - 3/31/2015	9.69	0.48	0.39	0.87	(0.53)	—	(0.53)	10.03	1.21%	1.10%	4.82%	9.13%	177,656	132%
4/1/2013 - 3/31/2014	10.19	0.36	(0.65)	(0.29)	(0.20)	(0.01)	(0.21)	9.69	1.36%	1.18%	3.64%	(2.80%)	198,360	115%
12/7/2012 - 3/31/2013	10.00	0.07	0.13	0.20	(0.01)	—	(0.01)	10.19	1.20%	1.06%	2.25%	1.96%	171,925	38%

(1)	Net investment income (loss) per share has been calculated using the average shares method.
(2)	The ratios are annualized for periods of less than one full year.
(3)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any, as discussed in Note 6 and Note 7B, respectively, in Notes to the Financial Statements.
(4)	The total returns include reinvestment of all dividends and capital gains distribution, if any. Total returns are not annualized for periods less than one full year.
(5)	Unaudited for the six-month period ended September 30, 2017.
(6)	Reflects an amount rounding to less than $0.01 per share.

See Notes to Financial Statements

B-16

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2017, the Trust was comprised of forty separate funds, twenty-two of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”). All of the Funds listed in the table below (collectively known as the “PF Underlying Funds”) offer Class P shares only, which are sold at net asset value:

PF Underlying Funds
PF Inflation Managed Fund	PF Large-Cap Value Fund	PF International Small-Cap Fund
PF Managed Bond Fund	PF Main Street® Core Fund	PF International Value Fund
PF Short Duration Bond Fund	PF Mid-Cap Equity Fund	PF Real Estate Fund
PF Emerging Markets Debt Fund	PF Mid-Cap Growth Fund	PF Currency Strategies Fund
PF Comstock Fund	PF Mid-Cap Value Fund	PF Equity Long/Short Fund
PF Developing Growth Fund	PF Small-Cap Value Fund	PF Global Absolute Return Fund
PF Growth Fund	PF Emerging Markets Fund
PF Large-Cap Growth Fund	PF International Large-Cap Fund

Presently, only the following Fund of Funds, the Investment Adviser, and certain of its affiliates can invest in Class P shares of the PF Underlying Funds, Pacific FundsSM Floating Rate Income, Pacific FundsSM Core Income, Pacific FundsSM High Income, and Pacific FundsSM Small-Cap Growth.

Fund of Funds
Pacific FundsSM Portfolio Optimization Conservative*	Pacific FundsSM Portfolio Optimization Growth*
Pacific FundsSM Portfolio Optimization Moderate-Conservative*	Pacific FundsSM Portfolio Optimization Aggressive-Growth*
Pacific FundsSM Portfolio Optimization Moderate*	Pacific FundsSM Diversified Alternatives

*	These Funds are collectively known as the “Portfolio Optimization Funds”.

There is a separate semi-annual report containing the financial statements for the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, Pacific Funds Floating Rate Income, Pacific Funds Core Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-3.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective January 1, 2017, the Trust implemented Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements issued by the Financial Accounting Standards Board (“FASB”). This ASU made technical changes to various sections of the accounting standards codification (“ASC”), including modifications to Topic 820, Fair Value Measurement and requires disclosure of reason(s) for the change in valuation approach and valuation technique. Changes in valuation approach and valuation technique, if any, are disclosed in Note 3D.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for

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agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund presented in these financial statements distributes all of its net investment income and realized capital gains, if any, to shareholders at least annually, although distributions could occur more often if advantageous to the applicable Fund and its shareholders. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs). Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW PRONOUNCEMENTS

On October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules (the “Reporting Rules”) and amended existing rules (the “Amended Rules”) intended to modernize reporting and enhance the disclosure of information for most registered investment companies. The Amended Rules include amendments relating to Regulation S-X, which modify the form and content of the financial statements of the Trust, went into effect as of August 1, 2017 and are reflected in this semi-annual report. For the Trust, the effective date of the Reporting Rules will be June 1, 2018. At this time, management is evaluating the implications of the Reporting Rules and determining their impact on the Trust’s financial statements and accompanying notes.

On November 17, 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This update intends to reduce diversity in the presentation of restricted cash and restricted cash equivalents in the statement. Any restricted cash and restricted cash equivalents will be included as components of cash and cash equivalents as presented on the statement of cash flows. For the Trust, the effective date of this update is for periods beginning after December 15, 2017. At this time, management is evaluating the implications of this ASU and its impact on the financial statements.

On March 30, 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, that would require that the premium associated with the purchase of callable debt securities be amortized to the earliest call date and no longer amortized through the contractual life of the instrument. The changes are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of this ASU and its impact on the financial statements of the Trust.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares. The price per share of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally

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determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of

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business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of September 30, 2017, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to exchange listed option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash

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flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and

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short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2017, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

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Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2017, none of the Funds presented in this report had any unfunded loan commitments.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from

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the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

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When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

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Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the reasons described: the PF Inflation Managed and PF Managed Bond Funds used futures contracts to manage interest rate risk exposure, as a substitute for cash bond exposure, and for purposes of liquidity. The PF Short Duration Bond Fund entered into interest rate futures to manage duration and yield curve exposure. The PF Equity Long/Short Fund used futures to gain exposure to equity markets. The PF Global Absolute Return Fund entered into futures contracts to manage duration and interest rate risk, to maintain full exposure to the equity markets, to manage exposure to various securities markets and movements in interest rates, to provide daily liquidity for the Fund’s inflows and outflows, and as a part of the Fund’s investment strategy.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

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During the reporting period, the following Funds entered into option contracts for the reasons described: the PF Inflation Managed and PF Managed Bond Funds purchased and wrote options and swaptions on futures, currencies, volatility and swaps as a means of capitalizing on anticipated changes in market volatility, and to generate income. The PF Inflation Managed and PF Managed Bond Funds held inflation floors, and the PF Inflation Managed Fund held inflation caps, to hedge duration. The PF Short Duration Bond Fund purchased and wrote options for hedging purposes. The PF Mid-Cap Growth Fund purchased and wrote options to gain exposure to certain companies, to generate income, as a liquidity enhancement for entering and existing equity positions, and to hedge market risk on equity investments. The PF Currency Strategies Fund purchased options to hedge risk on currency investments. The PF Global Absolute Return Fund purchased and wrote options to protect gains and to enhance returns.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the reasons described: the PF Inflation Managed and PF Managed Bond Funds purchased and sold Forward Contracts in connection with settling planned purchases or sales of investments, to hedge and manage the currency exposure associated with some or all of the Funds’ investments, to manage interest rate risk and yield curve exposures, and as part of the investment strategy of these Funds. The PF Emerging Markets Debt Fund entered into Forward Contracts to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy. The PF Comstock Fund entered into Forward Contracts for risk management purposes to mitigate currency risk and isolate securities selection as the primary driver of performance. The PF International Value Fund entered into Forward Contracts for risk management purposes to manage currency deviations relative to the benchmark. The PF Currency Strategies and PF Equity Long/Short Funds purchased and sold non-deliverable Forward Contracts to gain or increase exposure to various currencies (both long and short positions) for hedging purposes to protect the Funds’ returns against adverse currency movements and as a part of the investment strategy of these Funds. The PF Global Absolute Return Fund entered into Forward Contracts to hedge against currency exposure associated with some or all of the Fund’s investments, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to enhance returns, and as a substitute for securities.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

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During the reporting period, the following Funds entered into interest rate swap agreements for the reasons described: the PF Inflation Managed and PF Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk in various global markets, and as a substitute for cash bond exposure. The PF Emerging Markets Debt Fund entered into interest rate swaps to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy. The PF Global Absolute Return Fund entered into interest rate swaps to gain or hedge interest rate risk, to gain or mitigate exposure to various markets, and to increase returns.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

During the reporting period, the PF Global Absolute Return Fund entered into cross-currency swaps to gain or mitigate exposure on currency risk, for purposes of hedging, and as part of the Fund’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2017 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the reasons described: the PF Inflation Managed Fund entered into credit default swaps on credit indices to obtain exposure to the credit risk of individual securities or to the broader investment grade, high yield, emerging market or mortgage sectors. The PF Inflation Managed Fund also purchased credit protection through credit default swaps to reduce credit exposure to individual issuers, reduce broad credit risk, and to benefit from price differences between the credit default swap and cash bonds market. The PF Managed Bond Fund entered into credit default swaps to obtain exposure to the credit risk of individual securities or to the broader investment grade or emerging market sectors through the use of credit default swaps on credit indices. The PF Global Absolute Return Fund entered into credit default swaps to increase or decrease credit exposure to individual issuers of debt securities or to a specific debt security or a basket of debt securities, and to enhance returns.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following Funds entered into total return swap agreements for the reasons described: the PF Emerging Markets Debt Fund entered into total return swaps to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy. The PF Equity Long/Short Fund used total return swaps to gain exposure to various markets. The PF Global Absolute Return Fund used total return swaps to enhance returns, and for credit and market exposure.

Total Return Basket Swaps – A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These financing fees are based on defined market rates or a specified benchmark rate, plus or minus a specified spread. Positions within the swap are reset periodically, and financing fees are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swaps outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

During the reporting period, the PF Equity Long/Short Fund entered into total return basket swaps to gain exposure to equity indices and to gain security level stock exposure.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

None of the Funds presented in these financial statements held volatility swaps as of September 30, 2017.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Outstanding purchased options, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin on futures contracts Receivable: Variation margin on swap contracts	Payable: Variation margin on futures contracts Payable: Variation margin on swap contracts
Interest rate contracts	Swap agreements, at value	Swap agreements, at value
Foreign currency contracts	Outstanding purchased options, at value	Outstanding options written, at value
	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
	Receivable: Variation margin on swap contracts	Payable: Variation margin on swap contracts
	Swap agreements, at value	Swap agreements, at value
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2017:

	Asset Derivative Investments Value
Fund	Total Value at September 30, 2017	Credit Contracts		Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$125,755	$628		$—		$11,401	$113,726	*
PF Managed Bond	7,057,325	986,385	*	—		1,796,886 *	4,274,054	*
PF Short Duration Bond	76,027	151		—		—	75,876	*
PF Emerging Markets Debt	742,093	—		—		215,178	526,915	*
PF Comstock	155,600	—		—		155,600	—
PF Mid-Cap Growth	22,285	—		22,285	*	—	—
PF Currency Strategies	5,954,887	—		—		5,954,887	—
PF Equity Long/Short	9,367,069	—		9,270,734	*	96,335	—
PF Global Absolute Return	2,442,134	897,000	*	84,739		919,802	540,593	*

	Liability Derivative Investments Value
Fund	Total Value at September 30, 2017	Credit Contracts		Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($69,888)	($1,845	)*	$—		($32,293)	($35,750	)*
PF Managed Bond	(7,670,541)	(1,077,123	)*	—		(3,094,672)*	(3,498,746	)*
PF Short Duration Bond	(142,730)	(98)		—		—	(142,632	)*
PF Emerging Markets Debt	(469,364)	—		—		(437,744)	(31,620	)*
PF Comstock	(108,049)	—		—		(108,049)	—
PF Mid-Cap Growth	(6,290)	—		(6,290	)*	—	—
PF Currency Strategies	(5,386,887)	—		—		(5,386,887)	—
PF Equity Long/Short	(194,615)	—		(15,193	)*	(179,422)	—
PF Global Absolute Return	(3,906,871)	(920,603	)*	(4,517	)*	(1,823,490)	(1,158,261	)*

*	Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared options, and/or centrally cleared swaps as reported in the Notes to Schedules of Investments.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on futures contract transactions
Equity contracts	Net realized gain (loss) on swap transactions
Interest rate contracts	Net realized gain (loss) on written option transactions
Net realized gain (loss) on purchased options transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on purchased options
Foreign currency contracts	Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on purchased options transactions
Net realized gain (loss) on forward foreign currency contract transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended September 30, 2017:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($71,869)	$8,125	$—	($38,152)	($41,842)
PF Managed Bond	2,840,078	(88,056)	—	779,778	2,148,356
PF Short Duration Bond	(18,132)	—	—	—	(18,132)
PF Emerging Markets Debt	621,646	—	—	458,584	163,062
PF Comstock	(1,533,947)	—	—	(1,533,947)	—
PF Mid-Cap Growth	3,367	—	3,367	—	—
PF International Value	80,648	—	—	80,648	—
PF Currency Strategies	(951,095)	—	—	(951,095)	—
PF Equity Long/Short	9,701,683	—	8,808,290	893,393	—
PF Global Absolute Return	(3,882,222)	(937,378)	(127,788)	(2,274,480)	(542,576)

	Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$30,365	($2,025)	$—	($19,592)	$51,982
PF Managed Bond	(3,349,729)	101,870	—	(1,234,217)	(2,217,382)
PF Short Duration Bond	(83,011)	(563)	—	—	(82,448)
PF Emerging Markets Debt	(72,531)	—	—	57,398	(129,929)
PF Comstock	252,326	—	—	252,326	—
PF Mid-Cap Growth	(1,176)	—	(1,176)	—	—
PF International Value	(154,168)	—	—	(154,168)	—
PF Currency Strategies	(2,938,492)	—	—	(2,938,492)	—
PF Equity Long/Short	(2,641,629)	—	(2,442,876)	(198,753)	—
PF Global Absolute Return	(1,068,748)	248,500	10,137	(805,696)	(521,689)

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of the average number of positions and values of derivative investments by derivative type for the period ended September 30, 2017:

	Average Positions and Values of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Options Contracts		Swap Agreements
Fund	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
PF Inflation Managed	4	$7,058	29	($16,030)	19	$11,588	43	$37,943
PF Managed Bond	33	(235,289)	60	(884,761)	80	193,993	35	1,991,625
PF Short Duration Bond	3	(20,118)	—	—	1	18	—	—
PF Emerging Markets Debt	—	—	104	(157,814)	—	—	21	532,883
PF Comstock	—	—	20	(200,722)	—	—	—	—
PF Mid-Cap Growth	—	—	—	—	2	5,332	—	—
PF International Value	—	—	12	51,389	—	—	—	—
PF Currency Strategies	—	—	107	222,580	6	527,512	—	—
PF Equity Long/Short	13	94,334	24	58,082	—	—	25	9,863,812
PF Global Absolute Return	3	6,228	173	(962,167)	20	315,084	191	(550,020)

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended September 30, 2017.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of September 30, 2017:

	Gross Amounts Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in Statements of Assets and Liabilities					Gross Amounts Presented in the Statements of Assets and Liabilities			Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instruments		Collateral Received		Net Amount				Financial Instruments		Collateral Pledged		Net Amount
	Assets							Liabilities

PF Inflation Managed
Swap agreements	$7,006		($3,241)		$—		$3,765		($3,241)		$3,241		$—		$—
Option contracts	7,215		(270)		—		6,945		(2,590)		270		—		(2,320)
Forward foreign currency contracts	11,401		(5,090)		—		6,311		(32,280)		5,090		—		(27,190)
Sale-buyback financing transactions									(4,686,142)		4,336,702		—		(349,440)

PF Managed Bond
Swap agreements	50,598		—		—		50,598		—		—		—		—
Option contracts	26,188		(11,742)		—		14,446		(53,229)		11,742		—		(41,487)
Forward foreign currency contracts	1,476,395		(1,279,111)		—		197,284		(2,712,346)		1,279,111		595,784		(837,451)
Reverse repurchase agreements									(991,250)		—		991,250		—
Sale-buyback financing transactions									(20,738,221)		20,191,535		—		(546,686)

PF Short Duration Bond
Option contracts	151		(98)		—		53		(98)		98		—		—

PF Emerging Markets Debt
Swap agreements	445,211		—		—		445,211		—		—		—		—
Forward foreign currency contracts	215,178		(149,066)		(27,100)		39,012		(437,744)		149,066		214,455		(74,223)

PF Comstock
Forward foreign currency contracts	155,600		(108,049)		—		47,551		(108,049)		108,049		—		—

PF Mid-Cap Growth
Option contracts	13,475		—		—		13,475		—		—		—		—

PF Currency Strategies
Option contracts	511,284		—		(276,966)		234,318		—		—		—		—
Forward foreign currency contracts	5,443,603		(4,453,309)		(801,996)		188,298		(5,386,887)		4,453,309		286,644		(646,934)

PF Equity Long/Short
Swap agreements	8,670,955		(3,209)		(3,246,216)		5,421,530		(3,209)		3,209		—		—
Forward foreign currency contracts	96,335		(96,335)		—		—		(179,422)		96,335		83,087		—

PF Global Absolute Return
Swap agreements	755,386		(497,097)		(27,356)		230,933		(863,477)		497,097		248,954		(117,426)
Option contracts	142,379		(2,988)		—		139,391		(2,988)		2,988		—		—
Forward foreign currency contracts	826,312		(670,877)		(111,045)		44,390		(1,796,728)		670,877		718,410		(407,441)
Forward volatility agreements	4,600		(4,600)		—		—		(15,067)		4,600		9,215		(1,252)
Reverse repurchase agreements									(3,439,243)		—		3,439,243		—

As of September 30, 2017, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable Fund presented in these financial statements, except for the PF Global Absolute Return Fund, exceeded the value of the repurchase agreements as of September 30, 2017. For the PF Global Absolute Return Fund (see page A-95), the value of the related collateral (Spain Government) of $1,117,237 held by the Fund for a repurchase agreement (JPMorgan Chase & Co), which was entered into by the Fund for the purpose of selling a security short, exceeded 95% of the value of the repurchase price of the repurchase agreement ($1,151,478) as of September 30, 2017. As discussed in Note 4 on page C-9, in the case of a repurchase agreement entered into by a Fund for the purposes of selling a security short, the value of the collateral delivered to a Fund must be equal to or exceed 95% of the value of the repurchase price during the term of the repurchase agreement.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”) serves as Investment Adviser to each Fund of the Trust. For the PF Underlying Funds, PLFA has retained other investment management firms to

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

sub-advise each Fund, as discussed later in this section. PLFA receives investment advisory fees from each Fund which are based on the following annual percentages of the average daily net assets of each Fund:

PF Inflation Managed	0.40%	PF Large-Cap Value	0.65%	PF International Small-Cap	0.85%
PF Managed Bond	0.40%	PF Main Street Core	0.45%	PF International Value	0.65%
PF Short Duration Bond	0.40%	PF Mid-Cap Equity	0.65%	PF Real Estate	0.90%
PF Emerging Markets Debt	0.785%	PF Mid-Cap Growth (1)	0.70%	PF Currency Strategies	0.65%
PF Comstock (1)	0.75%	PF Mid-Cap Value	0.70%	PF Equity Long/Short (1)	1.15%
PF Developing Growth	0.60%	PF Small-Cap Value	0.75%	PF Global Absolute Return	0.80%
PF Growth	0.55%	PF Emerging Markets	0.80%
PF Large-Cap Growth (1)	0.75%	PF International Large-Cap	0.85%

(1)	PLFA agreed to waive its advisory fees through July 31, 2018 for the following Funds: 0.015% for the PF Comstock Fund; 0.045% for the PF Large-Cap Growth Fund; 0.025% for the PF Mid-Cap Growth Fund; and 0.15% for the PF Equity Long/Short Fund. There is no guarantee that PLFA will continue such waivers after that date.

Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise the PF Underlying Funds presented in these financial statements. PLFA, as Investment Adviser to each Fund of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of September 30, 2017, the following firms serve as sub-advisers for their respective Funds:

Fund	Sub-Adviser	Fund	Sub-Adviser
PF Inflation Managed	Pacific Investment Management Company LLC	PF Mid-Cap Equity	Scout Investments, Inc.
PF Managed Bond	Pacific Investment Management Company LLC and Western Asset Management Company (co-sub-advisers)	PF Mid-Cap Growth	Ivy Investment Management Company
PF Short Duration Bond	T. Rowe Price Associates, Inc.	PF Mid-Cap Value	Boston Partners Global Investors, Inc.
PF Emerging Markets Debt	Ashmore Investment Management Limited	PF Small-Cap Value	AllianceBernstein L.P.
PF Comstock	Invesco Advisers, Inc.	PF International Small-Cap	QS Investors, LLC
PF Developing Growth	Lord, Abbett & Co. LLC	PF International Value (1)	Wellington Management Company LLP
PF Growth PF International Large-Cap	MFS Investment Management	PF Real Estate	Morgan Stanley Investment Management Inc.
PF Large-Cap Growth	BlackRock Investment Management, LLC	PF Currency Strategies	Macro Currency Group and UBS Asset Management (Americas) Inc. (co-sub-advisers)
PF Large-Cap Value	ClearBridge Investments, LLC	PF Equity Long/Short	AQR Capital Management, LLC
PF Main Street Core PF Emerging Markets	OppenheimerFunds, Inc.	PF Global Absolute Return	Eaton Vance Investment Managers

(1)	Prior to May 1, 2017, J.P. Morgan Investment Management Inc. served as sub-adviser of the PF International Value Fund.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The Trust paid the Administrator an administration fee at an annual rate of 0.15% for each of the PF Underlying Funds. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Investment Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust) to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust. Support services do not include any services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Class P shares of the PF Underlying Funds presented in these financial statements are not subject to a distribution and/or service fee.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended September 30, 2017 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2017 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the PF Equity Long/Short Fund) presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees and expenses; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business. The expense cap for the PF Underlying Funds, except the PF Mid-Cap Value, PF International Small-Cap, PF Currency Strategies, and PF Global Absolute Return Funds is 0.15% through July 31, 2018 and 0.30% thereafter through July 31, 2022. The expense cap for the PF Mid-Cap Value, PF International Small-Cap, PF Currency Strategies, and PF Global Absolute Return Funds is 0.25% through July 31, 2018. There is no expense cap for the PF Equity Long/Short Fund.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. The amounts of adviser reimbursement to each of the applicable Funds presented in these financial statements for the period ended September 30, 2017 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of September 30, 2017 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of September 30, 2017 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

	Expiration Date
Fund	3/31/2018	3/31/2019	3/31/2020	3/31/2021
PF Inflation Managed	$150,774	$95,880	$33,114	$9,516
PF Managed Bond	512,975	415,627	590,876	293,981
PF Short Duration Bond	214,257	108,855	123,091	63,449
PF Emerging Markets Debt	219,179	154,900	107,918	43,393
PF Comstock	174,160	145,785	134,866	60,471
PF Developing Growth	50,330	45,591	22,807	7,515
PF Growth	81,452	80,955	82,308	45,572
PF Large-Cap Growth	113,036	100,786	86,301	35,628
PF Large-Cap Value	211,881	188,396	243,001	133,493
PF Main Street Core	154,305	134,981	179,812	98,277
PF Mid-Cap Equity	116,418	116,181	79,956	27,904
PF Mid-Cap Growth	53,935	42,669	25,372	8,561
PF Small-Cap Value	90,161	120,806	104,811	41,051
PF Emerging Markets	445,820	383,441	433,451	246,050
PF International Large-Cap	253,588	282,785	336,014	144,963
PF International Small-Cap	37,089	17,806	46,102	19,144
PF International Value	182,705	181,062	181,721	109,616
PF Real Estate	40,632	41,737	46,036	18,207
PF Global Absolute Return	210,688	117,298	91,278	43,722

Total	$3,313,385	$2,775,541	$2,948,835	$1,450,513

During the period ended September 30, 2017, PLFA recouped from following Fund under the expense limitation agreement:

Fund	Amount Recouped
PF Currency Strategies	$4,400

There was no recoupment of expense reimbursement by PLFA from any other Funds presented in these financial statements for the period ended September 30, 2017.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A shares of the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income, Pacific Funds High Income, Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value, and Pacific Funds Small-Cap Growth, and/or Class P shares of the PF Underlying Funds. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended September 30, 2017, such expenses increased by $3,132 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2017, the total amount in the DCP Liability accounts was $51,609 for all applicable Funds presented in these financial statements.

D. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

E. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

F. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended September 30, 2017, there were no purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended September 30, 2017, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PF Inflation Managed	$11,760,905	$10,899,767	$1,205,845	$700,698
PF Managed Bond	1,690,345,678	1,725,081,709	39,981,514	70,740,848
PF Short Duration Bond	20,179,571	29,792,665	24,966,328	27,119,000
PF Emerging Markets Debt	—	—	14,173,709	14,719,532
PF Comstock	—	—	10,574,887	21,202,236
PF Developing Growth	—	—	4,035,722	4,857,993
PF Growth	—	—	9,920,237	22,157,738
PF Large-Cap Growth	—	—	20,454,733	29,979,228
PF Large-Cap Value	—	—	15,733,213	43,330,028
PF Main Street Core	—	—	20,869,775	42,245,040
PF Mid-Cap Equity	—	—	23,544,787	27,712,201
PF Mid-Cap Growth	—	—	1,785,234	3,011,826
PF Mid-Cap Value	—	—	41,392,624	51,240,530
PF Small-Cap Value	—	—	16,415,046	23,521,192
PF Emerging Markets	—	—	32,387,011	51,371,297
PF International Large-Cap	—	—	3,728,893	21,333,947
PF International Small-Cap	—	—	10,502,080	14,768,893
PF International Value	—	—	158,755,406	172,307,157
PF Real Estate	—	—	7,985,770	9,734,229
PF Global Absolute Return	530,861	1,425,703	37,605,237	30,484,118

9. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of September 30, 2017, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
PF Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$—	$4,686,142	$—	$—	$4,686,142
Total borrowings		$—	$4,686,142	$—	$—	$4,686,142
PF Managed Bond
Sale-buyback financing transactions	U.S. Treasury Obligations	$—	$20,738,221	$—	$—	$20,738,221
Reverse repurchase agreements	U.S. Treasury Obligations	991,250	—	—	—	991,250
Total borrowings		$991,250	$20,738,221	$—	$—	$21,729,471
PF Global Absolute Return
Reverse repurchase agreements	Foreign Government Bonds & Notes	$2,805,614	$633,629	$—	$—	$3,439,243
Total borrowings		$2,805,614	$633,629	$—	$—	$3,439,243

10. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended March 31, 2017, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for sale-buyback financing transactions, futures and options, swap income, paydown gain/loss, partnership income, foreign currency transactions, passive foreign investment companies, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, as of March 31, 2017:

		Distributable Earnings		Late-Year Ordinary and Post-October Losses Deferral
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
PF Inflation Managed	($8,928,246)	$14,988	$—	$—	$—	$—	$—
PF Managed Bond	—	7,929,330	—	—	1,568,035	6,164,047	7,732,082
PF Short Duration Bond	(2,149,747)	445,436	—	—	—	—	—
PF Emerging Markets Debt	(7,398,100)	—	—	—	—	—	—
PF Comstock	—	830,246	2,991,960	—	—	—	—
PF Developing Growth	(2,215,588)	—	—	—	—	—	—
PF Growth	—	29,174	1,153,051	—	—	—	—
PF Large-Cap Growth	—	—	11,509,956	—	—	—	—
PF Large-Cap Value	—	2,848,045	1,170,086	—	—	—	—
PF Main Street Core	—	1,922,252	10,268,098	—	—	—	—
PF Mid-Cap Equity	—	1,551,936	5,478,158	—	—	—	—
PF Mid-Cap Growth	—	23,135	388,038	—	—	—	—
PF Mid-Cap Value	(620,529)	—	—	385,635	—	—	385,635
PF Small-Cap Value	—	—	9,380,696	13,655	—	—	13,655
PF Emerging Markets	(22,986,989)	576,473	—	—	—	—	—
PF International Large-Cap	(12,202,249)	503,272	—	—	—	—	—
PF International Small-Cap	—	246,303	868,470	—	—	—	—
PF International Value	(52,761,603)	2,127,911	—	—	—	—	—
PF Real Estate	—	—	3,362,395	—	102,665	—	102,665
PF Currency Strategies	—	2,053,776	—	—	—	—	—
PF Equity Long/Short	—	—	2,616,453	491,043	—	—	491,043
PF Global Absolute Return	(5,503,971)	221,729	—	—	—	—	—

Accumulated capital losses represent net capital loss carryovers as of March 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the expiration dates and the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2017 and capital loss carryover from prior years utilized during the year ended March 31, 2017:

					Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized or Expired During the Year Ended March 31, 2017
	Net Capital Loss Carryover Expiring In		Unlimited Period of Net Capital Loss Carryover
Fund	2018	2019	Short-Term	Long-Term
PF Inflation Managed	$—	$—	($936,985)	($7,991,261)	($8,928,246)	$662,993
PF Short Duration Bond	—	—	(814,448)	(1,335,299)	(2,149,747)	64,293
PF Emerging Markets Debt	—	—	(2,742,221)	(4,655,879)	(7,398,100)	327,258
PF Developing Growth	—	—	(2,215,588)	—	(2,215,588)	—
PF Mid-Cap Value	—	—	(620,529)	—	(620,529)	5,045,090
PF Small-Cap Value	—	—	—	—	—	2,068,574
PF Emerging Markets	—	—	(9,376,239)	(13,610,750)	(22,986,989)	—
PF International Large-Cap	—	(58,376)	(6,013,461)	(6,130,412)	(12,202,249)	—
PF International Value	(38,541,418)	—	(10,496,113)	(3,724,072)	(52,761,603)	5,634,042
PF Currency Strategies	—	—	—	—	—	1,853
PF Equity Long/Short	—	—	—	—	—	6,242,730
PF Global Absolute Return	—	—	(1,546,750)	(3,957,221)	(5,503,971)	1,941,299

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of September 30, 2017, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized
Fund	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
PF Inflation Managed	$18,324,594	$95,483	($404,917)	($309,434)	$119,336	($190,098)
PF Managed Bond	875,388,545	18,140,370	(13,308,872)	4,831,498	(352,903)	4,478,595
PF Short Duration Bond	156,851,380	531,988	(255,752)	276,236	(67,319)	208,917
PF Emerging Markets Debt	40,351,922	1,528,814	(863,025)	665,789	(185,315)	480,474
PF Comstock	118,265,607	71,388,916	(4,296,646)	67,092,270	47,551	67,139,821
PF Developing Growth	7,130,318	2,074,399	(25,051)	2,049,348	—	2,049,348
PF Growth	82,002,417	55,762,096	(72,790)	55,689,306	—	55,689,306
PF Large-Cap Growth	61,320,107	31,772,809	(527,295)	31,245,514	—	31,245,514
PF Large-Cap Value	261,194,537	169,138,259	(4,452,194)	164,686,065	—	164,686,065
PF Main Street Core	215,386,996	90,021,547	(2,119,519)	87,902,028	—	87,902,028
PF Mid-Cap Equity	53,027,031	15,633,838	(512,262)	15,121,576	—	15,121,576
PF Mid-Cap Growth	10,929,720	4,413,413	(490,280)	3,923,133	(1,176)	3,921,957
PF Mid-Cap Value	161,050,375	36,323,113	(2,437,318)	33,885,795	—	33,885,795
PF Small-Cap Value	92,011,191	29,012,111	(4,126,322)	24,885,789	—	24,885,789
PF Emerging Markets	143,698,607	67,124,935	(1,542,250)	65,582,685	—	65,582,685
PF International Large-Cap	104,309,182	76,105,505	(1,174,290)	74,931,215	—	74,931,215
PF International Small-Cap	34,884,566	10,199,737	(874,639)	9,325,098	—	9,325,098
PF International Value	156,611,920	21,895,128	(4,125,812)	17,769,316	—	17,769,316
PF Real Estate	23,760,180	12,907,273	(434,901)	12,472,372	—	12,472,372
PF Currency Strategies	81,616,416	924,723	(3,291)	921,432	(1,259,683)	(338,251)
PF Equity Long/Short	61,873,611	1,998	—	1,998	9,172,454	9,174,452
PF Global Absolute Return	76,552,335	4,735,638	(1,175,593)	3,560,045	(2,869,913)	690,132

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals and purchased options.
(2)	Other includes net appreciation or depreciation on derivatives and short sales.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2013.

10. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gain distributions to shareholders during the year ended March 31, 2017, were as follows:

Funds	Ordinary Income	Long-Term Capital Gains	Total Distributions
PF Managed Bond	$18,708,744	$2,559,495	$21,268,239
PF Short Duration Bond	1,142,148	—	1,142,148
PF Emerging Markets Debt	5,017,945	—	5,017,945
PF Comstock	5,621,099	14,174,732	19,795,831
PF Growth	123,468	2,855,020	2,978,488
PF Large-Cap Growth	115,659	7,119,224	7,234,883
PF Large-Cap Value	5,153,645	8,128,566	13,282,211
PF Main Street Core	3,737,963	1,319,560	5,057,523
PF Mid-Cap Equity	1,195,977	11,955,102	13,151,079
PF Mid-Cap Growth	197,631	1,592,480	1,790,111
PF Mid-Cap Value	1,924,546	—	1,924,546
PF Small Cap Value	734,079	4,444,005	5,178,084
PF Emerging Markets	855,663	—	855,663
PF International Large-Cap	4,537,465	—	4,537,465
PF International Small-Cap	1,650,584	2,548,172	4,198,756
PF International Value	5,468,588	—	5,468,588
PF Real Estate	1,436,187	2,839,005	4,275,192
PF Currency Strategies	9,020,435	145	9,020,580
PF Equity Long/Short	12,227,818	—	12,227,818
PF Global Absolute Return	3,029,841	—	3,029,841

There were no income and capital gains distributions to shareholders by any of the Funds presented in these financial statements during the period ended September 30, 2017.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for the period ended September 30, 2017 and the year ended March 31, 2017, were as follows:

	Six-Month Period ended 9/30/2017	Year ended 3/31/2017	Six-Month Period ended 9/30/2017	Year ended 3/31/2017	Six-Month Period ended 9/30/2017	Year ended 3/31/2017	Six-Month Period ended 9/30/2017	Year ended 3/31/2017
	PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund		PF Emerging Markets Debt Fund
Class P
Shares sold	54,491	212,291	178,983	48,765,280	99,980	16,371,096	93,197	397,378
Dividends and distributions reinvested	—	—	—	2,027,034	—	116,190	—	566,999
Shares repurchased	(120,081)	(4,719,640)	(5,515,647)	(21,078,348)	(1,158,485)	(7,244,313)	(392,527)	(8,262,837)
Net increase (decrease)	(65,590)	(4,507,349)	(5,336,664)	29,713,966	(1,058,505)	9,242,973	(299,330)	(7,298,460)
Beginning shares outstanding	1,472,708	5,980,057	69,590,844	39,876,878	16,959,469	7,716,496	4,536,194	11,834,654
Ending shares outstanding	1,407,118	1,472,708	64,254,180	69,590,844	15,900,964	16,959,469	4,236,864	4,536,194

	PF Comstock Fund		PF Developing Growth Fund		PF Growth Fund		PF Large-Cap Growth Fund
Class P
Shares sold	35,902	1,089,132	968	45,794	7,851	1,809,855	10,875	1,606,265
Dividends and distributions reinvested	—	1,306,982	—	—	—	154,733	—	781,305
Shares repurchased	(789,572)	(5,871,196)	(64,003)	(3,587,084)	(610,007)	(2,031,652)	(820,195)	(9,904,922)
Net increase (decrease)	(753,670)	(3,475,082)	(63,035)	(3,541,290)	(602,156)	(67,064)	(809,320)	(7,517,352)
Beginning shares outstanding	12,251,433	15,726,515	765,495	4,306,785	6,454,007	6,521,071	8,820,993	16,338,345
Ending shares outstanding	11,497,763	12,251,433	702,460	765,495	5,851,851	6,454,007	8,011,673	8,820,993

	PF Large-Cap Value Fund		PF Main Street Core Fund		PF Mid-Cap Equity Fund		PF Mid-Cap Growth Fund
Class P
Shares sold	67,467	10,543,796	29,228	8,070,710	7,405	44,366	2,760	52,568
Dividends and distributions reinvested	—	821,920	—	379,534	—	1,221,074	—	257,408
Shares repurchased	(1,665,926)	(5,549,767)	(1,405,184)	(4,381,264)	(421,484)	(11,212,725)	(182,728)	(6,539,913)
Net increase (decrease)	(1,598,459)	5,815,949	(1,375,956)	4,068,980	(414,079)	(9,947,285)	(179,968)	(6,229,937)
Beginning shares outstanding	26,114,055	20,298,106	21,473,510	17,404,530	6,002,658	15,949,943	2,036,727	8,266,664
Ending shares outstanding	24,515,596	26,114,055	20,097,554	21,473,510	5,588,579	6,002,658	1,856,759	2,036,727

	PF Mid-Cap Value Fund		PF Small-Cap Value Fund		PF Emerging Markets Fund		PF International Large-Cap Fund
Class P
Shares sold	39,297	4,079,687	27,490	441,887	54,730	10,860,424	11,431	1,191,261
Dividends and distributions reinvested	—	172,915	—	414,942	—	69,509	—	271,867
Shares repurchased	(1,092,300)	(13,002,500)	(624,862)	(10,701,711)	(1,511,894)	(6,169,058)	(1,008,953)	(9,111,650)
Net increase (decrease)	(1,053,003)	(8,749,898)	(597,372)	(9,844,882)	(1,457,164)	4,760,875	(997,522)	(7,648,522)
Beginning shares outstanding	17,063,123	25,813,021	9,809,324	19,654,206	14,528,350	9,767,475	9,714,684	17,363,206
Ending shares outstanding	16,010,120	17,063,123	9,211,952	9,809,324	13,071,186	14,528,350	8,717,162	9,714,684

	PF International Small-Cap Fund		PF International Value Fund		PF Real Estate Fund		PF Currency Strategies Fund
Class P
Shares sold	40,849	555,237	22,888	9,099,961	27,170	719,019	255,345	2,855,605
Dividends and distributions reinvested	—	428,783	—	630,748	—	283,287	—	977,311
Shares repurchased	(430,699)	(8,453,326)	(1,760,400)	(7,837,956)	(212,454)	(2,810,469)	(664,393)	(7,628,910)
Net increase (decrease)	(389,850)	(7,469,306)	(1,737,512)	1,892,753	(185,284)	(1,808,163)	(409,048)	(3,795,994)
Beginning shares outstanding	4,077,754	11,547,060	18,760,037	16,867,284	2,613,546	4,421,709	9,252,185	13,048,179
Ending shares outstanding	3,687,904	4,077,754	17,022,525	18,760,037	2,428,262	2,613,546	8,843,137	9,252,185

	PF Equity Long/Short Fund		PF Global Absolute Return Fund
Class P
Shares sold	104,555	446,920	246,879	3,568,009
Dividends and distributions reinvested	—	1,289,854	—	331,130
Shares repurchased	(482,041)	(10,718,954)	(614,971)	(8,963,140)
Net increase (decrease)	(377,486)	(8,982,180)	(368,092)	(5,064,001)
Beginning shares outstanding	7,265,697	16,247,877	9,520,125	14,584,126
Ending shares outstanding	6,888,211	7,265,697	9,152,033	9,520,125

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, administration fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2017 to September 30, 2017.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/17” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/17-09/30/17” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2017 to September 30, 2017.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/17-09/30/17.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/17	Ending Account Value at 09/30/17	Annualized Expense Ratio	Expenses Paid During the Period 04/01/17 - 09/30/17 (1)
PF Inflation Managed Fund
Actual Fund Return
Class P	$1,000.00	$1,004.50	0.90%	$4.52

Hypothetical
Class P	$1,000.00	$1,020.56	0.90%	$4.56
PF Managed Bond Fund
Actual Fund Return
Class P	$1,000.00	$1,041.30	0.56%	$2.87

Hypothetical
Class P	$1,000.00	$1,022.26	0.56%	$2.84
PF Short Duration Bond Fund
Actual Fund Return
Class P	$1,000.00	$1,009.10	0.55%	$2.77

Hypothetical
Class P	$1,000.00	$1,022.31	0.55%	$2.79
PF Emerging Markets Debt Fund
Actual Fund Return
Class P	$1,000.00	$1,066.00	0.93%	$4.82

Hypothetical
Class P	$1,000.00	$1,020.41	0.93%	$4.71
PF Comstock Fund
Actual Fund Return
Class P	$1,000.00	$1,074.70	0.88%	$4.58

Hypothetical
Class P	$1,000.00	$1,020.66	0.88%	$4.46
PF Developing Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,116.50	0.75%	$3.98

Hypothetical
Class P	$1,000.00	$1,021.31	0.75%	$3.80
PF Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,122.20	0.70%	$3.72

Hypothetical
Class P	$1,000.00	$1,021.56	0.70%	$3.55
PF Large-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,129.60	0.85%	$4.54

Hypothetical
Class P	$1,000.00	$1,020.81	0.85%	$4.31
PF Large-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,047.00	0.80%	$4.11

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Main Street Core Fund
Actual Fund Return
Class P	$1,000.00	$1,082.70	0.60%	$3.13

Hypothetical
Class P	$1,000.00	$1,022.06	0.60%	$3.04

See explanation of references on page D-2

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/17	Ending Account Value at 09/30/17	Annualized Expense Ratio	Expenses Paid During the Period 04/01/17 - 09/30/17 (1)
PF Mid-Cap Equity Fund
Actual Fund Return
Class P	$1,000.00	$1,099.10	0.80%	$4.21

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Mid-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,119.40	0.82%	$4.36

Hypothetical
Class P	$1,000.00	$1,020.96	0.82%	$4.15
PF Mid-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,055.40	0.91%	$4.69

Hypothetical
Class P	$1,000.00	$1,020.51	0.91%	$4.61
PF Small-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,050.50	0.90%	$4.63

Hypothetical
Class P	$1,000.00	$1,020.56	0.90%	$4.56
PF Emerging Markets Fund
Actual Fund Return
Class P	$1,000.00	$1,161.50	0.95%	$5.15

Hypothetical
Class P	$1,000.00	$1,020.31	0.95%	$4.81
PF International Large-Cap Fund
Actual Fund Return
Class P	$1,000.00	$1,136.30	1.00%	$5.36

Hypothetical
Class P	$1,000.00	$1,020.05	1.00%	$5.06
PF International Small-Cap Fund
Actual Fund Return
Class P	$1,000.00	$1,153.30	1.10%	$5.94

Hypothetical
Class P	$1,000.00	$1,019.55	1.10%	$5.57
PF International Value Fund
Actual Fund Return
Class P	$1,000.00	$1,105.30	0.80%	$4.22

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Real Estate Fund
Actual Fund Return
Class P	$1,000.00	$1,001.30	1.05%	$5.27

Hypothetical
Class P	$1,000.00	$1,019.80	1.05%	$5.32
PF Currency Strategies Fund
Actual Fund Return
Class P	$1,000.00	$970.50	0.89%	$4.40

Hypothetical
Class P	$1,000.00	$1,020.61	0.89%	$4.51

	Beginning Account Value at 04/01/17	Ending Account Value at 09/30/17	Annualized Expense Ratio	Expenses Paid During the Period 04/01/17 - 09/30/17 (1)
PF Equity Long/Short Fund
Actual Fund Return
Class P	$1,000.00	$1,103.60	1.26%	$6.64

Hypothetical
Class P	$1,000.00	$1,018.75	1.26%	$6.38
PF Global Absolute Return Fund
Actual Fund Return
Class P	$1,000.00	$1,018.60	1.12%	$5.67

Hypothetical
Class P	$1,000.00	$1,019.45	1.12%	$5.67

(1)	Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

PACIFIC FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

AND SUB-ADVISORY AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Funds Series Trust (“Pacific Funds” or the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds and directly manages Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income and Pacific Funds High Income (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”); Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth (the “Portfolio Optimization Funds”); and Pacific Funds Diversified Alternatives (together with the Portfolio Optimization Funds, the “Asset Allocation Funds” and together with the Portfolio Optimization Funds and PAM Managed Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained other firms to serve as Sub-Advisers under PLFA’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 14, 2016.1 The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approval of a change in sub-adviser and a new sub-advisory agreement with respect to the PF International Value Fund, as described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed sub-advisory agreement. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the sub-advisory agreement, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreement

The Board approved a change in sub-adviser and a new sub-advisory agreement with respect to the PF International Value Fund effective on or about May 1, 2017. Under the 1940 Act, a change in sub-adviser generally requires shareholder approval of a new sub-advisory agreement; however, pursuant to an exemptive order issued to Pacific Life Insurance Company (“Pacific Life”) by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by the Trust and PLFA, PLFA and the Trust can hire, terminate, and replace, as applicable, sub-advisers and enter into new sub-advisory agreements (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval in accordance with the requirements of the exemptive order.

PF International Value Fund

At an in-person meeting on March 22, 2017, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective on or about May 1, 2017, a new sub-advisory agreement with Wellington Management Company LLP (“Wellington”), with respect to the PF International Value Fund (the “Wellington Sub-Advisory Agreement”) and appointed Wellington as the new sub-adviser for the Fund. Also at the March 22, 2017 meeting, the Board terminated the sub-advisory agreement for the Fund with the prior sub-adviser upon the effectiveness of the Wellington Sub-Advisory Agreement. Wellington’s appointment as the sub-adviser and the Board’s approval of the Wellington Sub-Advisory Agreement were made in accordance with the requirements of the exemptive order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings were sold and new investments were purchased in accordance with recommendations by Wellington. PLFA and/or the Trust retained a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

In considering the appointment of Wellington as a sub-adviser, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the PF International Value Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that Wellington be appointed as the new sub-adviser for the Fund and in evaluating the proposed Wellington Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of Wellington and PLFA’s analysis in reaching its conclusion to recommend Wellington as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate. Prior to making a decision, the Trustees also considered the report of PLFA’s Conflicts Review Committee.

[1]

At the December 14th meeting, the Board did not consider the continuance of the Advisory Agreement and Sub-Advisory Agreement relating to Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth, as those agreements were not up for renewal at that time.

PACIFIC FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

In evaluating the Wellington Sub-Advisory Agreement for the PF International Value Fund, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Wellington as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by Wellington. In this regard, the Trustees considered various materials relating to Wellington, including copies of the proposed Wellington Sub-Advisory Agreement; copies of Wellington’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the Wellington Sub-Advisory Agreement, Wellington would be responsible for providing the investment management services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of Wellington, including the background and experience of Wellington’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures and code of ethics of Wellington. The Trustees also considered the CCO’s assessment of Wellington’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics prior to the effectiveness of the Wellington Sub-Advisory Agreement. The Trustees also took note of the due diligence PLFA conducted with respect to Wellington, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Wellington.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by Wellington under the Wellington Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage an international value strategy and PLFA’s identification of Wellington to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related Wellington Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the simulated performance of a fund managed by the same Wellington portfolio managers that would manage the Fund (the “Simulated Performance”). The Trustees considered that Wellington constructed the Simulated Performance by removing securities from the fund’s historical portfolio that would not be included in the Fund’s mandate. The Trustees considered, among other information, a comparison of the Simulated Performance against a pertinent benchmark and against the applicable peer group for the one-, three-, five- and nine-year periods as of December 31, 2016. The Trustees also considered a comparison of the Simulated Performance against a pertinent benchmark and an applicable peer group for each of the previous nine calendar years. Additionally, the Trustees considered the standard deviation and risk-adjusted returns of the Simulated Performance during certain periods.

The Trustees considered additional information about the historical performance of a composite managed by Wellington using similar investment strategies as those proposed for the Fund against a pertinent benchmark for the one-, three- and five-year and since inception periods as of December 31, 2016. The Trustees also considered performance information presented by PLFA for another potential sub-adviser of the Fund.

The Board determined that Wellington’s performance record was acceptable.

C. Advisory and Sub-Advisory Fees

The Trustees considered comparative fee information regarding the fees charged under other advisory contracts of Wellington with regard to other accounts with similar investment strategies as the Fund. The Trustees also considered that the proposed sub-advisory fee schedule under the Wellington Sub-Advisory Agreement contains breakpoints and is the same as the sub-advisory fee schedule for the current sub-adviser. The Trustees also considered that the advisory fee schedule would remain unchanged. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by Wellington for the other similarly-managed accounts, the Trustees noted that there were differences in the nature of the Fund and those accounts, the services provided to each and the competitive and regulatory landscapes surrounding each that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Wellington, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the Wellington Sub-Advisory Agreement is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to Wellington of sub-advising the Fund and the projected profitability of the Wellington Sub-Advisory Agreement to Wellington, to the extent practicable based on the information provided by Wellington. The Trustees

PACIFIC FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and Wellington with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the Wellington Sub-Advisory Agreement to Wellington is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for Wellington at this time was of limited utility. The Trustees also considered the organizational strengths of Wellington and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund.

The Board concluded that the Fund’s fee structure reflected in the Wellington Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and Wellington concerning other benefits that may be received by Wellington and its affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with Wellington and the anticipated use of soft-dollars by Wellington. In this regard, the Trustees noted that Wellington represented that it does not anticipate utilizing an affiliated broker-dealer and that it anticipates using soft dollar credits generated by Fund commissions to pay for research services.

The Trustees considered potential benefits to be derived by Wellington from its relationship with the Fund and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Wellington Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the Wellington Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at https://www.pacificlife.com/pacificfunds.html. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificfunds.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906 CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	December 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	December 6, 2017

By:	/s/ Brian D. Klemens
Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date:	December 6, 2017